UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 07584

Rydex Series Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee
Rydex Series Funds
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

9.30.2015

Rydex Funds Semi-Annual Report

Sector Funds
Banking Fund
Basic Materials Fund
Biotechnology Fund
Consumer Products Fund
Electronics Fund
Energy Fund
Energy Services Fund
Financial Services Fund
Health Care Fund
Internet Fund
Leisure Fund
Precious Metals Fund
Real Estate Fund
Retailing Fund
Technology Fund
Telecommunications Fund
Transportation Fund
Utilities Fund

RSECF-SEMI-0915x0316	guggenheiminvestments.com

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DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
BANKING FUND	10
BASIC MATERIALS FUND	17
BIOTECHNOLOGY FUND	24
CONSUMER PRODUCTS FUND	31
ELECTRONICS FUND	39
ENERGY FUND	45
ENERGY SERVICES FUND	54
FINANCIAL SERVICES FUND	60
HEALTH CARE FUND	68
INTERNET FUND	76
LEISURE FUND	83
PRECIOUS METALS FUND	91
REAL ESTATE FUND	97
RETAILING FUND	105
TECHNOLOGY FUND	112
TELECOMMUNICATIONS FUND	120
TRANSPORTATION FUND	127
UTILITIES FUND	134
NOTES TO FINANCIAL STATEMENTS	141
OTHER INFORMATION	149
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	152
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	155

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2015

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for a selection of our Funds for the six-month period ended September 30, 2015.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
October 31, 2015

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses, and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2015

At the end of the period, the underlying U.S. economy continued to maintain its strong footing. A market correction that began in August persisted through the end of the period; September and October are historically difficult times for the stock market, and by extension, risk assets of any kind, including credit.

Markets had been performing solidly for most of the period. Growth mid-year bounced back from a weather-induced slowdown in the first quarter, with GDP increasing 3.9% for the second quarter. The labor and housing markets continued to strengthen, and the drop in gas prices was acting as a tax cut, which was expected to increase consumer spending power going into the holiday season. Even though labor markets are moving toward full employment, questions remain about the viability of sustained economic expansion in the U.S. In particular, there is debate about the net effect of declining energy prices and a stronger dollar. These are both positive for the U.S. consumer, but low oil prices hurt the U.S. energy industry and a strong dollar is challenging for U.S. manufacturers. In addition, oil prices and the strong dollar exert a downward pressure on inflation, and a risk of deflation is a negative for the economy.

At the same time, currency devaluation, particularly in Japan and the euro zone, is putting pressure on countries to devalue to improve export competitiveness. Those countries slow to devalue, like China, are feeling economic pressure at home, driving down asset prices, and increasing deflationary pressures, escalating the risk of financial contagion abroad. China may have to devalue the renminbi further due to continued slowing in the economy. Combined with the tepid expansion in both Europe and Japan, the pressure will be for central banks there to increase easing measures.

The U.S. Federal Reserve (the “Fed”) is hard pressed to justify a rate increase based on its self-prescribed metrics, which include rising inflation and an improved employment situation with clearly rising wages. At best, policymakers can argue that the prospects for wage growth and inflation are improving, but clear evidence is lacking.

A preemptive rate increase seems risky and opens the Fed to potential criticism given the fragility in financial markets and the prospect that rising U.S. rates could further strengthen the dollar and also potentially exacerbate foreign economic turbulence. While prices and wages remain tame, the risk of another asset bubble is increasing. The longer policy remains highly accommodative, the greater the likelihood that asset classes including commercial real estate, equities, or certain categories of bonds could become overvalued.

At period end, the risk of financial contagion remained high, which could result in central banks providing additional liquidity or delaying rate increases. Use of the monetary printing press is a handy tool to prop up asset prices and temporarily spur economic growth, which is the main reason a recession does not appear to be on the horizon for either the G-7 nations or China. It’s also worth noting that there has never been a recession in the post-war period without the Fed first raising interest rates, after which it typically takes several years for a recession to be induced.

For the six months ended September 30, 2015, the Standard & Poor’s 500® (“S&P 500”) Index* returned -6.18%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned -8.66%. The return of the MSCI Emerging Markets Index* was -19.28%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a -0.47% return for the period, while the Barclays U.S. Corporate High Yield Index* returned -4.85%. The return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.02% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	September 30, 2015

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar (“USD”)-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2015 and ending September 30, 2015.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Banking Fund
Investor Class	1.33%	(4.69%)	$ 1,000.00	$ 953.10	$ 6.51
Advisor Class	1.73%	(4.85%)	1,000.00	951.50	8.46
A-Class	1.58%	(4.80%)	1,000.00	952.00	7.73
C-Class	2.33%	(5.16%)	1,000.00	948.40	11.38
Basic Materials Fund
Investor Class	1.34%	(21.10%)	1,000.00	789.00	6.01
Advisor Class	1.75%	(21.26%)	1,000.00	787.40	7.84
A-Class	1.59%	(21.18%)	1,000.00	788.20	7.13
C-Class	2.34%	(21.49%)	1,000.00	785.10	10.47
Biotechnology Fund
Investor Class	1.31%	(13.22%)	1,000.00	867.80	6.13
Advisor Class	1.69%	(13.40%)	1,000.00	866.00	7.91
A-Class	1.56%	(13.34%)	1,000.00	866.60	7.30
C-Class	2.31%	(13.65%)	1,000.00	863.50	10.79
Consumer Products Fund
Investor Class	1.33%	(2.08%)	1,000.00	979.20	6.60
Advisor Class	1.71%	(2.27%)	1,000.00	977.30	8.48
A-Class	1.58%	(2.20%)	1,000.00	978.00	7.83
C-Class	2.33%	(2.56%)	1,000.00	974.40	11.53
Electronics Fund
Investor Class	1.33%	(14.50%)	1,000.00	855.00	6.18
Advisor Class	1.79%	(14.62%)	1,000.00	853.80	8.32
A-Class	1.58%	(14.61%)	1,000.00	853.90	7.34
C-Class	2.33%	(14.93%)	1,000.00	850.70	10.81
Energy Fund
Investor Class	1.33%	(25.04%)	1,000.00	749.60	5.83
Advisor Class	1.74%	(25.16%)	1,000.00	748.40	7.63
A-Class	1.59%	(25.11%)	1,000.00	748.90	6.97
C-Class	2.33%	(25.43%)	1,000.00	745.70	10.20
Energy Services Fund
Investor Class	1.33%	(25.28%)	1,000.00	747.20	5.83
Advisor Class	1.72%	(25.47%)	1,000.00	745.30	7.53
A-Class	1.58%	(25.38%)	1,000.00	746.20	6.92
C-Class	2.33%	(25.67%)	1,000.00	743.30	10.18
Financial Services Fund
Investor Class	1.33%	(7.26%)	1,000.00	927.40	6.43
Advisor Class	1.69%	(7.43%)	1,000.00	925.70	8.16
A-Class	1.58%	(7.37%)	1,000.00	926.30	7.63
C-Class	2.33%	(7.74%)	1,000.00	922.60	11.23
Health Care Fund
Investor Class	1.33%	(11.39%)	1,000.00	886.10	6.29
Advisor Class	1.74%	(11.59%)	1,000.00	884.10	8.22
A-Class	1.58%	(11.52%)	1,000.00	884.80	7.47
C-Class	2.33%	(11.84%)	1,000.00	881.60	10.99

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period[2]
Internet Fund
Investor Class	1.33%	(4.96%)	$ 1,000.00	$ 950.40	$ 6.50
Advisor Class	1.71%	(5.15%)	1,000.00	948.50	8.35
A-Class	1.58%	(5.09%)	1,000.00	949.10	7.72
C-Class	2.33%	(5.43%)	1,000.00	945.70	11.36
Leisure Fund
Investor Class	1.33%	(5.35%)	1,000.00	946.50	6.49
Advisor Class	1.67%	(5.53%)	1,000.00	944.70	8.14
A-Class	1.58%	(5.47%)	1,000.00	945.30	7.70
C-Class	2.33%	(5.84%)	1,000.00	941.60	11.34
Precious Metals Fund
Investor Class	1.23%	(26.64%)	1,000.00	733.60	5.35
Advisor Class	1.63%	(26.82%)	1,000.00	731.80	7.08
A-Class	1.48%	(26.73%)	1,000.00	732.70	6.43
C-Class	2.23%	(26.95%)	1,000.00	730.50	9.67
Real Estate Fund
A-Class	1.67%	(10.93%)	1,000.00	890.70	7.92
C-Class	2.38%	(11.29%)	1,000.00	887.10	11.26
H-Class	1.69%	(10.95%)	1,000.00	890.50	8.01
Retailing Fund
Investor Class	1.33%	(7.54%)	1,000.00	924.60	6.42
Advisor Class	1.75%	(7.70%)	1,000.00	923.00	8.44
A-Class	1.58%	(7.64%)	1,000.00	923.60	7.62
C-Class	2.33%	(7.97%)	1,000.00	920.30	11.22
Technology Fund
Investor Class	1.33%	(7.82%)	1,000.00	921.80	6.41
Advisor Class	1.76%	(7.99%)	1,000.00	920.10	8.47
A-Class	1.58%	(7.94%)	1,000.00	920.60	7.61
C-Class	2.33%	(8.26%)	1,000.00	917.40	11.20
Telecommunications Fund
Investor Class	1.33%	(9.72%)	1,000.00	902.80	6.34
Advisor Class	1.74%	(10.00%)	1,000.00	900.00	8.29
A-Class	1.57%	(9.97%)	1,000.00	900.30	7.48
C-Class	2.33%	(10.24%)	1,000.00	897.60	11.08
Transportation Fund
Investor Class	1.33%	(13.58%)	1,000.00	864.20	6.22
Advisor Class	1.77%	(13.73%)	1,000.00	862.70	8.27
A-Class	1.58%	(13.67%)	1,000.00	863.30	7.38
C-Class	2.33%	(14.00%)	1,000.00	860.00	10.86
Utilities Fund
Investor Class	1.33%	(5.44%)	1,000.00	945.60	6.49
Advisor Class	1.75%	(5.62%)	1,000.00	943.80	8.53
A-Class	1.58%	(5.50%)	1,000.00	945.00	7.70
C-Class	2.33%	(5.90%)	1,000.00	941.00	11.34

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Banking Fund
Investor Class	1.33%	5.00%	$ 1,000.00	$ 1,018.40	$ 6.73
Advisor Class	1.73%	5.00%	1,000.00	1,016.39	8.74
A-Class	1.58%	5.00%	1,000.00	1,017.15	7.99
C-Class	2.33%	5.00%	1,000.00	1,013.39	11.76
Basic Materials Fund
Investor Class	1.34%	5.00%	1,000.00	1,018.35	6.78
Advisor Class	1.75%	5.00%	1,000.00	1,016.29	8.85
A-Class	1.59%	5.00%	1,000.00	1,017.10	8.04
C-Class	2.34%	5.00%	1,000.00	1,013.34	11.81
Biotechnology Fund
Investor Class	1.31%	5.00%	1,000.00	1,018.50	6.63
Advisor Class	1.69%	5.00%	1,000.00	1,016.60	8.54
A-Class	1.56%	5.00%	1,000.00	1,017.25	7.89
C-Class	2.31%	5.00%	1,000.00	1,013.49	11.66
Consumer Products Fund
Investor Class	1.33%	5.00%	1,000.00	1,018.40	6.73
Advisor Class	1.71%	5.00%	1,000.00	1,016.50	8.64
A-Class	1.58%	5.00%	1,000.00	1,017.15	7.99
C-Class	2.33%	5.00%	1,000.00	1,013.39	11.76
Electronics Fund
Investor Class	1.33%	5.00%	1,000.00	1,018.40	6.73
Advisor Class	1.79%	5.00%	1,000.00	1,016.09	9.05
A-Class	1.58%	5.00%	1,000.00	1,017.15	7.99
C-Class	2.33%	5.00%	1,000.00	1,013.39	11.76
Energy Fund
Investor Class	1.33%	5.00%	1,000.00	1,018.40	6.73
Advisor Class	1.74%	5.00%	1,000.00	1,016.34	8.80
A-Class	1.59%	5.00%	1,000.00	1,017.10	8.04
C-Class	2.33%	5.00%	1,000.00	1,013.39	11.76
Energy Services Fund
Investor Class	1.33%	5.00%	1,000.00	1,018.40	6.73
Advisor Class	1.72%	5.00%	1,000.00	1,016.44	8.69
A-Class	1.58%	5.00%	1,000.00	1,017.15	7.99
C-Class	2.33%	5.00%	1,000.00	1,013.39	11.76
Financial Services Fund
Investor Class	1.33%	5.00%	1,000.00	1,018.40	6.73
Advisor Class	1.69%	5.00%	1,000.00	1,016.60	8.54
A-Class	1.58%	5.00%	1,000.00	1,017.15	7.99
C-Class	2.33%	5.00%	1,000.00	1,013.39	11.76
Health Care Fund
Investor Class	1.33%	5.00%	1,000.00	1,018.40	6.73
Advisor Class	1.74%	5.00%	1,000.00	1,016.34	8.80
A-Class	1.58%	5.00%	1,000.00	1,017.15	7.99
C-Class	2.33%	5.00%	1,000.00	1,013.39	11.76

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period[2]
Internet Fund
Investor Class	1.33%	5.00%	$ 1,000.00	$ 1,018.40	$ 6.73
Advisor Class	1.71%	5.00%	1,000.00	1,016.50	8.64
A-Class	1.58%	5.00%	1,000.00	1,017.15	7.99
C-Class	2.33%	5.00%	1,000.00	1,013.39	11.76
Leisure Fund
Investor Class	1.33%	5.00%	1,000.00	1,018.40	6.73
Advisor Class	1.67%	5.00%	1,000.00	1,016.70	8.44
A-Class	1.58%	5.00%	1,000.00	1,017.15	7.99
C-Class	2.33%	5.00%	1,000.00	1,013.39	11.76
Precious Metals Fund
Investor Class	1.23%	5.00%	1,000.00	1,018.90	6.23
Advisor Class	1.63%	5.00%	1,000.00	1,016.90	8.24
A-Class	1.48%	5.00%	1,000.00	1,017.65	7.49
C-Class	2.23%	5.00%	1,000.00	1,013.89	11.26
Real Estate Fund
A-Class	1.67%	5.00%	1,000.00	1,016.70	8.44
C-Class	2.38%	5.00%	1,000.00	1,013.14	12.01
H-Class	1.69%	5.00%	1,000.00	1,016.60	8.54
Retailing Fund
Investor Class	1.33%	5.00%	1,000.00	1,018.40	6.73
Advisor Class	1.75%	5.00%	1,000.00	1,016.29	8.85
A-Class	1.58%	5.00%	1,000.00	1,017.15	7.99
C-Class	2.33%	5.00%	1,000.00	1,013.39	11.76
Technology Fund
Investor Class	1.33%	5.00%	1,000.00	1,018.40	6.73
Advisor Class	1.76%	5.00%	1,000.00	1,016.24	8.90
A-Class	1.58%	5.00%	1,000.00	1,017.15	7.99
C-Class	2.33%	5.00%	1,000.00	1,013.39	11.76
Telecommunications Fund
Investor Class	1.33%	5.00%	1,000.00	1,018.40	6.73
Advisor Class	1.74%	5.00%	1,000.00	1,016.34	8.80
A-Class	1.57%	5.00%	1,000.00	1,017.20	7.94
C-Class	2.33%	5.00%	1,000.00	1,013.39	11.76
Transportation Fund
Investor Class	1.33%	5.00%	1,000.00	1,018.40	6.73
Advisor Class	1.77%	5.00%	1,000.00	1,016.19	8.95
A-Class	1.58%	5.00%	1,000.00	1,017.15	7.99
C-Class	2.33%	5.00%	1,000.00	1,013.39	11.76
Utilities Fund
Investor Class	1.33%	5.00%	1,000.00	1,018.40	6.73
Advisor Class	1.75%	5.00%	1,000.00	1,016.29	8.85
A-Class	1.58%	5.00%	1,000.00	1,017.15	7.99
C-Class	2.33%	5.00%	1,000.00	1,013.39	11.76

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.
[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2015 to September 30, 2015.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

FUND PROFILE (Unaudited)	September 30, 2015

BANKING FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions (“Banking Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
Advisor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001

Ten Largest Holdings (% of Total Net Assets)
Wells Fargo & Co.	4.0%
Bank of America Corp.	4.0%
JPMorgan Chase & Co.	3.9%
Citigroup, Inc.	3.9%
U.S. Bancorp	3.0%
PNC Financial Services Group, Inc.	2.4%
Bank of New York Mellon Corp.	2.4%
Capital One Financial Corp.	2.2%
BB&T Corp.	1.9%
State Street Corp.	1.8%
Top Ten Total	29.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
BANKING FUND

	Shares	Value

COMMON STOCKS† - 99.5%

Banks - 94.3%
Wells Fargo & Co.	9,789	$502,664
Bank of America Corp.	32,217	501,941
JPMorgan Chase & Co.	8,205	500,259
Citigroup, Inc.	10,008	496,497
U.S. Bancorp	9,386	384,920
PNC Financial Services Group, Inc.	3,458	308,454
Bank of New York Mellon Corp.	7,665	300,085
Capital One Financial Corp.	3,870	280,652
BB&T Corp.	6,701	238,555
State Street Corp.	3,474	233,488
SunTrust Banks, Inc.	5,234	200,148
M&T Bank Corp.	1,531	186,706
Northern Trust Corp.	2,653	180,828
Fifth Third Bancorp	9,250	174,918
Citizens Financial Group, Inc.	6,751	161,079
Regions Financial Corp.	17,339	156,224
KeyCorp	11,416	148,522
First Republic Bank	2,165	135,896
Itau Unibanco Holding S.A. ADR	20,027	132,579
Huntington Bancshares, Inc.	12,407	131,514
HDFC Bank Ltd. ADR	2,148	131,221
Royal Bank of Canada	2,339	129,230
ICICI Bank Ltd. ADR	15,125	126,748
CIT Group, Inc.	3,154	126,255
Bank of Montreal	2,243	122,356
Toronto-Dominion Bank	3,102	122,281
Signature Bank*	881	121,190
Comerica, Inc.	2,946	121,081
Popular, Inc.	3,886	117,474
HSBC Holdings plc ADR	3,100	117,428
Credicorp Ltd.	1,104	117,421
Bank of Nova Scotia	2,637	116,239
Canadian Imperial Bank of Commerce	1,600	115,136
UBS Group AG	6,158	114,046
Deutsche Bank AG	4,218	113,717
Banco Bradesco S.A. ADR	20,829	111,643
ING Groep N.V. ADR	7,756	109,592
Barclays plc ADR	7,290	107,746
SVB Financial Group*	927	107,106
Banco Santander S.A. ADR	20,132	106,297
Zions Bancorporation	3,844	105,864
Grupo Financiero Santander Mexico SAB de CV ADR	14,404	105,725
East West Bancorp, Inc.	2,742	105,348
Credit Suisse Group AG ADR*	4,336	104,194
Sumitomo Mitsui Financial Group, Inc. ADR	13,503	103,028
Banco Bilbao Vizcaya Argentaria S.A. ADR	12,261	102,625
Banco Santander Chile ADR	5,596	101,959
City National Corp.	1,148	101,093
Bancolombia S.A. ADR	3,115	100,303
BOK Financial Corp.	1,502	97,193
Commerce Bancshares, Inc.	2,094	95,403
PacWest Bancorp	2,210	94,610
Cullen/Frost Bankers, Inc.	1,450	92,191
Synovus Financial Corp.	3,036	89,866
Bank of the Ozarks, Inc.	2,032	88,920
BankUnited, Inc.	2,451	87,623
Umpqua Holdings Corp.	5,278	86,031
Prosperity Bancshares, Inc.	1,711	84,027
Webster Financial Corp.	2,325	82,840
First Horizon National Corp.	5,810	82,386
Western Alliance Bancorporation*	2,620	80,460
PrivateBancorp, Inc. — Class A	2,072	79,420
Home BancShares, Inc.	1,916	77,598
FirstMerit Corp.	4,380	77,395
Bank of Hawaii Corp.	1,199	76,125
United Bankshares, Inc.	1,998	75,904
First Citizens BancShares, Inc. — Class A	330	74,580
Associated Banc-Corp.	4,148	74,540
Wintrust Financial Corp.	1,379	73,680
UMB Financial Corp.	1,447	73,522
TCF Financial Corp.	4,795	72,692
MB Financial, Inc.	2,194	71,612
Cathay General Bancorp	2,380	71,305
Valley National Bancorp	7,135	70,208
FNB Corp.	5,360	69,412
IBERIABANK Corp.	1,191	69,328
BancorpSouth, Inc.	2,906	69,076
Texas Capital Bancshares, Inc.*	1,311	68,723
Fulton Financial Corp.	5,493	66,465
First Financial Bankshares, Inc.	2,082	66,166
Hancock Holding Co.	2,416	65,353
Glacier Bancorp, Inc.	2,420	63,864
Hilltop Holdings, Inc.*	3,174	62,877
South State Corp.	817	62,802
Columbia Banking System, Inc.	1,983	61,889
Pinnacle Financial Partners, Inc.	1,250	61,763
CVB Financial Corp.	3,637	60,738
National Penn Bancshares, Inc.	4,978	58,492
Community Bank System, Inc.	1,560	57,985
Old National Bancorp	4,154	57,865
Trustmark Corp.	2,481	57,485
Great Western Bancorp, Inc.	2,140	54,292
First Midwest Bancorp, Inc.	3,024	53,041
Westamerica Bancorporation	1,098	48,795
Boston Private Financial Holdings, Inc.	3,880	45,396
Total Banks		11,952,213

Savings & Loans - 3.8%
New York Community Bancorp, Inc.	7,223	130,448
People’s United Financial, Inc.	6,458	101,584
Investors Bancorp, Inc.	7,770	95,882
First Niagara Financial Group, Inc.	9,000	91,890

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2015
BANKING FUND

	Shares	Value

Sterling Bancorp	4,341	$64,551
Total Savings & Loans		484,355

Insurance - 1.0%
Voya Financial, Inc.	3,353	129,996

Real Estate - 0.4%
HFF, Inc. — Class A	1,490	50,302

Total Common Stocks
(Cost $8,725,734)		12,616,866

	Face Amount

REPURCHASE AGREEMENTS††,1 - 0.5%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$52,803	52,803
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	12,762	12,762
Total Repurchase Agreements
(Cost $65,565)		$65,565

Total Investments - 100.0%
(Cost $8,791,299)		$12,682,431
Other Assets & Liabilities, net - 0.0%		(4,353)
Total Net Assets - 100.0%		$12,678,078

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments, at value (cost $8,725,734)	$12,616,866
Repurchase agreements, at value (cost $65,565)	65,565
Total investments (cost $8,791,299)	12,682,431
Receivables:
Securities sold	1,064,949
Fund shares sold	219,107
Dividends	26,299
Foreign taxes reclaim	236
Total assets	13,993,022

Liabilities:
Payable for:
Fund shares redeemed	1,290,929
Management fees	9,730
Distribution and service fees	3,629
Transfer agent and administrative fees	2,862
Portfolio accounting fees	1,145
Miscellaneous	6,649
Total liabilities	1,314,944
Commitments and contingent liabilities (Note 9)	—
Net assets	$12,678,078

Net assets consist of:
Paid in capital	$35,035,323
Undistributed net investment income	282,160
Accumulated net realized loss on investments	(26,530,537)
Net unrealized appreciation on investments	3,891,132
Net assets	$12,678,078

Investor Class:
Net assets	$7,390,535
Capital shares outstanding	123,622
Net asset value per share	$59.78

Advisor Class:
Net assets	$504,121
Capital shares outstanding	9,410
Net asset value per share	$53.57

A-Class:
Net assets	$977,943
Capital shares outstanding	17,783
Net asset value per share	$54.99
Maximum offering price per share (Net asset value divided by 95.25%)	$57.73

C-Class:
Net assets	$3,805,479
Capital shares outstanding	75,217
Net asset value per share	$50.59

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends (net of foreign withholding tax of $11,369)	$526,177
Income from securities lending, net	1,726
Interest	36
Total investment income	527,939

Expenses:
Management fees	189,338
Transfer agent and administrative fees	55,687
Distribution and service fees:
Advisor Class	11,486
A-Class	3,826
C-Class	18,970
Portfolio accounting fees	22,275
Custodian fees	2,568
Trustees’ fees*	1,220
Line of credit fees	44
Miscellaneous	24,859
Total expenses	330,273
Net investment income	197,666

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,180,305)
Net realized loss	(1,180,305)
Net change in unrealized appreciation (depreciation) on:
Investments	140,060
Net change in unrealized appreciation (depreciation)	140,060
Net realized and unrealized loss	(1,040,245)
Net decrease in net assets resulting from operations	$(842,579)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

BANKING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$197,666	$84,494
Net realized loss on investments	(1,180,305)	(1,094,981)
Net change in unrealized appreciation (depreciation) on investments	140,060	(1,758,526)
Net decrease in net assets resulting from operations	(842,579)	(2,769,013)

Distributions to shareholders from:
Net investment income
Investor Class	—	(62,935)
Advisor Class	—	(2,498)
A-Class	—	(9,050)
C-Class	—	(30,239)
Total distributions to shareholders	—	(104,722)

Capital share transactions:
Proceeds from sale of shares
Investor Class	58,589,104	83,258,043
Advisor Class	54,481,143	50,602,118
A-Class	5,746,143	8,604,560
C-Class	11,149,532	17,385,423
Distributions reinvested
Investor Class	—	61,028
Advisor Class	—	2,476
A-Class	—	6,880
C-Class	—	27,648
Cost of shares redeemed
Investor Class	(95,489,525)	(48,577,787)
Advisor Class	(54,408,923)	(50,158,024)
A-Class	(5,362,735)	(15,238,033)
C-Class	(10,205,184)	(18,472,784)
Net increase (decrease) from capital share transactions	(35,500,445)	27,501,548
Net increase (decrease) in net assets	(36,343,024)	24,627,813

Net assets:
Beginning of period	49,021,102	24,393,289
End of period	$12,678,078	$49,021,102
Undistributed net investment income at end of period	$282,160	$84,494

Capital share activity:
Shares sold
Investor Class	881,298	1,317,679
Advisor Class	934,778	911,673
A-Class	94,037	147,860
C-Class	202,272	323,866
Shares issued from reinvestment of distributions
Investor Class	—	954
Advisor Class	—	43
A-Class	—	117
C-Class	—	507
Shares redeemed
Investor Class	(1,459,091)	(793,962)
Advisor Class	(940,413)	(906,078)
A-Class	(94,494)	(271,097)
C-Class	(185,759)	(344,416)
Net increase (decrease) in shares	(567,372)	387,146

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$62.71	$63.60	$52.58	$46.75	$49.75	$50.73
Income (loss) from investment operations:
Net investment income (loss)[b]	.36	.51	.54	.54	.44	.13
Net gain (loss) on investments (realized and unrealized)	(3.29)	(.98)	11.09	5.44	(3.39)	(.99)
Total from investment operations	(2.93)	(.47)	11.63	5.98	(2.95)	(.86)
Less distributions from:
Net investment income	—	(.42)	(.61)	(.15)	(.05)	(.12)
Total distributions	—	(.42)	(.61)	(.15)	(.05)	(.12)
Net asset value, end of period	$59.78	$62.71	$63.60	$52.58	$46.75	$49.75

Total Return[c]	(4.69%)	(0.73%)	22.17%	12.84%	(5.89%)	(1.66%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,391	$43,989	$11,241	$8,915	$29,061	$8,711
Ratios to average net assets:
Net investment income (loss)	1.09%	0.82%	0.92%	1.16%	1.02%	0.27%
Total expenses	1.33%	1.34%	1.37%	1.35%	1.34%	1.39%
Portfolio turnover rate	218%	583%	481%	382%	544%	1,130%

Advisor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$56.30	$57.40	$47.71	$42.63	$45.63	$46.79
Income (loss) from investment operations:
Net investment income (loss)[b]	.15	(.01)	.23	.17	.12	(.08)
Net gain (loss) on investments (realized and unrealized)	(2.88)	(.67)	10.07	5.06	(3.07)	(.96)
Total from investment operations	(2.73)	(.68)	10.30	5.23	(2.95)	(1.04)
Less distributions from:
Net investment income	—	(.42)	(.61)	(.15)	(.05)	(.12)
Total distributions	—	(.42)	(.61)	(.15)	(.05)	(.12)
Net asset value, end of period	$53.57	$56.30	$57.40	$47.71	$42.63	$45.63

Total Return[c]	(4.85%)	(1.19%)	21.64%	12.32%	(6.43%)	(2.19%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$504	$847	$540	$4,235	$1,105	$629
Ratios to average net assets:
Net investment income (loss)	0.50%	(0.02%)	0.44%	0.38%	0.30%	(0.18%)
Total expenses	1.73%	1.85%	1.87%	1.86%	1.83%	1.89%
Portfolio turnover rate	218%	583%	481%	382%	544%	1,130%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

BANKING FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$57.76	$58.75	$48.74	$43.45	$46.38	$47.41
Income (loss) from investment operations:
Net investment income (loss)[b]	.17	.26	.39	.36	.30	.04
Net gain (loss) on investments (realized and unrealized)	(2.94)	(.83)	10.23	5.08	(3.18)	(.95)
Total from investment operations	(2.77)	(.57)	10.62	5.44	(2.88)	(.91)
Less distributions from:
Net investment income	—	(.42)	(.61)	(.15)	(.05)	(.12)
Total distributions	—	(.42)	(.61)	(.15)	(.05)	(.12)
Net asset value, end of period	$54.99	$57.76	$58.75	$48.74	$43.45	$46.38

Total Return[c]	(4.80%)	(0.98%)	21.84%	12.60%	(6.19%)	(1.89%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$978	$1,054	$8,305	$2,103	$3,088	$913
Ratios to average net assets:
Net investment income (loss)	0.57%	0.45%	0.71%	0.88%	0.73%	0.09%
Total expenses	1.58%	1.60%	1.62%	1.59%	1.61%	1.64%
Portfolio turnover rate	218%	583%	481%	382%	544%	1,130%

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$53.34	$54.69	$45.74	$41.09	$44.20	$45.51
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	(.14)	(.05)	.01	(.01)	(.29)
Net gain (loss) on investments (realized and unrealized)	(2.76)	(.79)	9.61	4.79	(3.05)	(.90)
Total from investment operations	(2.75)	(.93)	9.56	4.80	(3.06)	(1.19)
Less distributions from:
Net investment income	—	(.42)	(.61)	(.15)	(.05)	(.12)
Total distributions	—	(.42)	(.61)	(.15)	(.05)	(.12)
Net asset value, end of period	$50.59	$53.34	$54.69	$45.74	$41.09	$44.20

Total Return[c]	(5.16%)	(1.71%)	20.95%	11.74%	(6.88%)	(2.58%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,805	$3,131	$4,307	$4,036	$3,841	$2,844
Ratios to average net assets:
Net investment income (loss)	0.03%	(0.26%)	(0.10%)	0.02%	(0.03%)	(0.67%)
Total expenses	2.33%	2.35%	2.37%	2.35%	2.35%	2.38%
Portfolio turnover rate	218%	583%	481%	382%	544%	1,130%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2015

BASIC MATERIALS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials (“Basic Materials Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
Advisor Class	April 14, 1998
A-Class	September 1, 2004
C-Class	May 3, 2001

Ten Largest Holdings (% of Total Net Assets)
Dow Chemical Co.	2.9%
EI du Pont de Nemours & Co.	2.9%
Monsanto Co.	2.7%
LyondellBasell Industries N.V. — Class A	2.6%
Ecolab, Inc.	2.4%
Praxair, Inc.	2.3%
Air Products & Chemicals, Inc.	2.2%
PPG Industries, Inc.	2.0%
Sherwin-Williams Co.	1.9%
Sigma-Aldrich Corp.	1.8%
Top Ten Total	23.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
BASIC MATERIALS FUND

	Shares	Value

COMMON STOCKS† - 99.3%

Chemicals - 50.5%
Dow Chemical Co.	10,354	$439,011
EI du Pont de Nemours & Co.	8,948	431,294
Monsanto Co.	4,726	403,316
LyondellBasell Industries N.V. — Class A	4,686	390,625
Ecolab, Inc.	3,291	361,089
Praxair, Inc.	3,352	341,434
Air Products & Chemicals, Inc.	2,548	325,074
PPG Industries, Inc.	3,480	305,161
Sherwin-Williams Co.	1,266	282,040
Sigma-Aldrich Corp.	1,919	266,587
Mosaic Co.	6,210	193,193
Eastman Chemical Co.	2,968	192,089
CF Industries Holdings, Inc.	4,270	191,723
Celanese Corp. — Class A	3,232	191,237
International Flavors & Fragrances, Inc.	1,781	183,906
Westlake Chemical Corp.	3,210	166,567
Ashland, Inc.	1,642	165,218
WR Grace & Co.*	1,775	165,164
Airgas, Inc.	1,826	163,117
Axalta Coating Systems Ltd.*	6,010	152,293
Valspar Corp.	2,115	152,026
Cytec Industries, Inc.	2,036	150,359
RPM International, Inc.	3,561	149,170
Albemarle Corp.	3,269	144,163
Potash Corporation of Saskatchewan, Inc.	6,690	137,480
NewMarket Corp.	366	130,662
FMC Corp.	3,791	128,553
Agrium, Inc.	1,433	128,254
Sensient Technologies Corp.	1,730	106,049
Methanex Corp.	3,180	105,449
PolyOne Corp.	3,432	100,695
Syngenta AG ADR	1,540	98,221
Chemtura Corp.*	3,180	91,012
Platform Specialty Products Corp.*	7,160	90,574
Cabot Corp.	2,740	86,474
HB Fuller Co.	2,463	83,594
Huntsman Corp.	8,215	79,603
Minerals Technologies, Inc.	1,645	79,223
Olin Corp.	4,198	70,568
Chemours Co.	8,891	57,525
Axiall Corp.	3,650	57,269
Total Chemicals		7,537,061

Mining - 19.3%
Alcoa, Inc.	23,604	228,014
Freeport-McMoRan, Inc.	18,968	183,800
Newmont Mining Corp.	11,245	180,707
Barrick Gold Corp.	28,238	179,594
Goldcorp, Inc.	14,159	177,271
Rio Tinto plc ADR	4,705	159,123
Agnico Eagle Mines Ltd.	6,223	157,566
Silver Wheaton Corp.	11,696	140,469
BHP Billiton Ltd. ADR	4,385	138,654
Franco-Nevada Corp.	3,148	138,575
Randgold Resources Ltd. ADR	2,244	132,598
Southern Copper Corp.	4,950	132,264
Eldorado Gold Corp.	38,192	122,978
AngloGold Ashanti Ltd. ADR*	14,739	120,712
Royal Gold, Inc.	2,363	111,014
Compass Minerals International, Inc.	1,288	100,941
Pan American Silver Corp.	15,817	100,438
Cia de Minas Buenaventura S.A.A. ADR	16,723	99,669
Teck Resources Ltd. — Class B	18,084	86,803
Stillwater Mining Co.*	7,259	74,985
Kaiser Aluminum Corp.	930	74,633
Century Aluminum Co.*	7,920	36,432
Total Mining		2,877,240

Packaging & Containers - 11.4%
WestRock Co.	4,404	226,541
Sealed Air Corp.	4,133	193,755
Ball Corp.	2,924	181,872
Crown Holdings, Inc.*	3,464	158,478
Packaging Corporation of America	2,520	151,603
Graphic Packaging Holding Co.	9,969	127,504
Sonoco Products Co.	3,260	123,032
Bemis Company, Inc.	3,082	121,955
Berry Plastics Group, Inc.*	3,986	119,859
Owens-Illinois, Inc.*	5,611	116,260
Silgan Holdings, Inc.	2,190	113,968
KapStone Paper and Packaging Corp.	4,521	74,642
Total Packaging & Containers		1,709,469

Iron & Steel - 7.2%
Nucor Corp.	5,687	213,547
Vale S.A. ADR	35,992	151,166
Steel Dynamics, Inc.	7,520	129,194
Reliance Steel & Aluminum Co.	2,338	126,275
ArcelorMittal	17,564	90,455
Commercial Metals Co.	5,557	75,297
Carpenter Technology Corp.	2,475	73,681
Allegheny Technologies, Inc.	4,988	70,730
United States Steel Corp.	6,722	70,043
AK Steel Holding Corp.*	16,313	39,314
Cliffs Natural Resources, Inc.	13,745	33,538
Total Iron & Steel		1,073,240

Building Materials - 5.4%
Vulcan Materials Co.	2,358	210,333
Martin Marietta Materials, Inc.	1,269	192,825
Cemex SAB de CV ADR*	22,063	154,220
Eagle Materials, Inc.	1,611	110,225
Louisiana-Pacific Corp.*	6,123	87,192

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2015
BASIC MATERIALS FUND

	Shares	Value

Boise Cascade Co.*	2,330	$58,763
Total Building Materials		813,558

Forest Products & Paper - 2.4%
International Paper Co.	6,591	249,074
Domtar Corp.	3,043	108,787
Total Forest Products & Paper		357,861

Household Products & Housewares - 1.0%
Avery Dennison Corp.	2,537	143,518

Miscellaneous Manufacturing - 0.9%
AptarGroup, Inc.	1,964	129,545

Housewares - 0.8%
Scotts Miracle-Gro Co. — Class A	2,050	124,681

Oil & Gas Services - 0.4%
Flotek Industries, Inc.*	3,367	56,229

Total Common Stocks
(Cost $8,645,171)		14,822,402

	Face Amount

REPURCHASE AGREEMENTS††,1 - 0.1%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$12,787	12,787
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	3,091	3,091
Total Repurchase Agreements
(Cost $15,878)		15,878

Total Investments - 99.4%
(Cost $8,661,049)		$14,838,280
Other Assets & Liabilities, net - 0.6%		82,260
Total Net Assets - 100.0%		$14,920,540

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

BASIC MATERIALS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments, at value (cost $8,645,171)	$14,822,402
Repurchase agreements, at value (cost $15,878)	15,878
Total investments (cost $8,661,049)	14,838,280
Cash	755
Receivables:
Fund shares sold	121,239
Dividends	25,772
Securities lending income	28
Total assets	14,986,074

Liabilities:
Payable for:
Fund shares redeemed	40,321
Management fees	13,221
Transfer agent and administrative fees	3,889
Distribution and service fees	2,759
Portfolio accounting fees	1,556
Miscellaneous	3,788
Total liabilities	65,534
Commitments and contingent liabilities (Note 9)	—
Net assets	$14,920,540

Net assets consist of:
Paid in capital	$32,286,197
Undistributed net investment income	260,927
Accumulated net realized loss on investments	(23,803,815)
Net unrealized appreciation on investments	6,177,231
Net assets	$14,920,540

Investor Class:
Net assets	$8,681,604
Capital shares outstanding	219,277
Net asset value per share	$39.59

Advisor Class:
Net assets	$1,028,639
Capital shares outstanding	28,288
Net asset value per share	$36.36

A-Class:
Net assets	$3,161,186
Capital shares outstanding	84,377
Net asset value per share	$37.47
Maximum offering price per share (Net asset value divided by 95.25%)	$39.34

C-Class:
Net assets	$2,049,111
Capital shares outstanding	60,192
Net asset value per share	$34.04

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends (net of foreign withholding tax of $7,379)	$319,009
Income from securities lending, net	11,126
Interest	26
Total investment income	330,161

Expenses:
Management fees	161,234
Transfer agent and administrative fees	47,421
Distribution and service fees:
Advisor Class	5,973
A-Class	8,161
C-Class	14,186
Portfolio accounting fees	18,969
Registration fees	17,732
Tax expense	2,366
Custodian fees	2,164
Trustees’ fees*	1,590
Line of credit fees	70
Miscellaneous	2,644
Total expenses	282,510
Net investment income	47,651

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,021,456
Net realized gain	4,021,456
Net change in unrealized appreciation (depreciation) on:
Investments	(9,616,077)
Net change in unrealized appreciation (depreciation)	(9,616,077)
Net realized and unrealized loss	(5,594,621)
Net decrease in net assets resulting from operations	$(5,546,970)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BASIC MATERIALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$47,651	$201,682
Net realized gain on investments	4,021,456	451,596
Net change in unrealized appreciation (depreciation) on investments	(9,616,077)	(3,176,749)
Net decrease in net assets resulting from operations	(5,546,970)	(2,523,471)

Distributions to shareholders from:
Net investment income
Investor Class	—	(126,318)
Advisor Class	—	(15,206)
A-Class	—	(52,521)
C-Class	—	(38,108)
Total distributions to shareholders	—	(232,153)

Capital share transactions:
Proceeds from sale of shares
Investor Class	33,646,111	174,133,848
Advisor Class	58,297,783	93,725,732
A-Class	12,870,780	17,363,620
C-Class	4,064,907	21,170,418
Distributions reinvested
Investor Class	—	122,696
Advisor Class	—	14,751
A-Class	—	48,718
C-Class	—	33,909
Cost of shares redeemed
Investor Class	(68,730,515)	(159,713,668)
Advisor Class	(58,631,572)	(93,948,162)
A-Class	(14,418,726)	(24,254,035)
C-Class	(4,539,479)	(22,896,209)
Net increase (decrease) from capital share transactions	(37,440,711)	5,801,618
Net increase (decrease) in net assets	(42,987,681)	3,045,994

Net assets:
Beginning of period	57,908,221	54,862,227
End of period	$14,920,540	$57,908,221
Undistributed net investment income at end of period	$260,927	$213,276

Capital share activity:
Shares sold
Investor Class	699,322	3,328,992
Advisor Class	1,305,069	1,959,976
A-Class	281,949	343,124
C-Class	96,770	460,459
Shares issued from reinvestment of distributions
Investor Class	—	2,376
Advisor Class	—	310
A-Class	—	995
C-Class	—	757
Shares redeemed
Investor Class	(1,406,953)	(3,045,699)
Advisor Class	(1,321,671)	(1,970,445)
A-Class	(327,853)	(481,155)
C-Class	(108,825)	(501,150)
Net increase (decrease) in shares	(782,192)	98,540

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

BASIC MATERIALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$50.18	$52.53	$49.94	$49.80	$56.36	$44.65
Income (loss) from investment operations:
Net investment income (loss)[b]	.10	.29	.32	.46	.09	— [c]
Net gain (loss) on investments (realized and unrealized)	(10.69)	(2.26)	2.58	(.15)	(6.65)	11.82
Total from investment operations	(10.59)	(1.97)	2.90	.31	(6.56)	11.82
Less distributions from:
Net investment income	—	(.38)	(.31)	(.17)	—	(.11)
Total distributions	—	(.38)	(.31)	(.17)	—	(.11)
Net asset value, end of period	$39.59	$50.18	$52.53	$49.94	$49.80	$56.36

Total Return[d]	(21.10%)	(3.77%)	5.84%	0.65%	(11.66%)	26.50%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,682	$46,509	$33,687	$36,012	$36,847	$73,606
Ratios to average net assets:
Net investment income (loss)	0.39%	0.56%	0.66%	0.95%	0.17%	0.00%[e]
Total expenses	1.34%	1.34%	1.38%	1.36%	1.36%	1.39%
Portfolio turnover rate	223%	358%	349%	251%	217%	292%

Advisor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$46.19	$48.64	$46.50	$46.61	$53.00	$42.20
Income (loss) from investment operations:
Net investment income (loss)[b]	— [c]	— [c]	.08	.19	.08	(.20)
Net gain (loss) on investments (realized and unrealized)	(9.83)	(2.07)	2.37	(.13)	(6.47)	11.11
Total from investment operations	(9.83)	(2.07)	2.45	.06	(6.39)	10.91
Less distributions from:
Net investment income	—	(.38)	(.31)	(.17)	—	(.11)
Total distributions	—	(.38)	(.31)	(.17)	—	(.11)
Net asset value, end of period	$36.36	$46.19	$48.64	$46.50	$46.61	$53.00

Total Return[d]	(21.26%)	(4.30%)	5.31%	0.16%	(12.08%)	25.88%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,029	$2,073	$2,678	$3,616	$5,287	$15,986
Ratios to average net assets:
Net investment income (loss)	0.01%	0.00%[e]	0.18%	0.43%	0.17%	(0.44%)
Total expenses	1.75%	1.85%	1.88%	1.86%	1.86%	1.89%
Portfolio turnover rate	223%	358%	349%	251%	217%	292%

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BASIC MATERIALS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$47.54	$49.93	$47.60	$47.58	$53.99	$42.88
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.13	.22	.32	(.01)	(.09)
Net gain (loss) on investments (realized and unrealized)	(10.10)	(2.14)	2.42	(.13)	(6.40)	11.31
Total from investment operations	(10.07)	(2.01)	2.64	.19	(6.41)	11.22
Less distributions from:
Net investment income	—	(.38)	(.31)	(.17)	—	(.11)
Total distributions	—	(.38)	(.31)	(.17)	—	(.11)
Net asset value, end of period	$37.47	$47.54	$49.93	$47.60	$47.58	$53.99

Total Return[d]	(21.18%)	(4.05%)	5.58%	0.41%	(11.87%)	26.20%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,161	$6,194	$13,347	$11,104	$9,410	$18,187
Ratios to average net assets:
Net investment income (loss)	0.14%	0.27%	0.47%	0.69%	(0.03%)	(0.19%)
Total expenses	1.59%	1.60%	1.63%	1.61%	1.61%	1.64%
Portfolio turnover rate	223%	358%	349%	251%	217%	292%

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$43.36	$45.91	$44.12	$44.45	$50.80	$40.67
Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)	(.23)	(.15)	(.03)	(.33)	(.40)
Net gain (loss) on investments (realized and unrealized)	(9.21)	(1.94)	2.25	(.13)	(6.02)	10.64
Total from investment operations	(9.32)	(2.17)	2.10	(.16)	(6.35)	10.24
Less distributions from:
Net investment income	—	(.38)	(.31)	(.17)	—	(.11)
Total distributions	—	(.38)	(.31)	(.17)	—	(.11)
Net asset value, end of period	$34.04	$43.36	$45.91	$44.12	$44.45	$50.80

Total Return[d]	(21.49%)	(4.76%)	4.80%	(0.35%)	(12.50%)	25.21%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,049	$3,133	$5,150	$6,666	$8,317	$13,353
Ratios to average net assets:
Net investment income (loss)	(0.51%)	(0.49%)	(0.34%)	(0.07%)	(0.73%)	(0.93%)
Total expenses	2.34%	2.35%	2.38%	2.36%	2.36%	2.39%
Portfolio turnover rate	223%	358%	349%	251%	217%	292%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income (loss) is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

FUND PROFILE (Unaudited)	September 30, 2015

BIOTECHNOLOGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services (“Biotechnology Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
Advisor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001

Ten Largest Holdings (% of Total Net Assets)
Gilead Sciences, Inc.	7.5%
Amgen, Inc.	6.5%
Celgene Corp.	5.8%
Biogen, Inc.	5.3%
Regeneron Pharmaceuticals, Inc.	4.3%
Alexion Pharmaceuticals, Inc.	3.8%
Illumina, Inc.	3.1%
Vertex Pharmaceuticals, Inc.	3.0%
Incyte Corp.	2.7%
BioMarin Pharmaceutical, Inc.	2.5%
Top Ten Total	44.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
BIOTECHNOLOGY FUND

	Shares	Value

COMMON STOCKS† - 100.0%

Biotechnology - 72.5%
Gilead Sciences, Inc.	483,002	$47,425,965
Amgen, Inc.	298,399	41,274,549
Celgene Corp.*	336,505	36,399,746
Biogen, Inc.*	113,981	33,260,796
Regeneron Pharmaceuticals, Inc.*	58,194	27,068,357
Alexion Pharmaceuticals, Inc.*	154,771	24,204,637
Illumina, Inc.*	111,523	19,607,974
Vertex Pharmaceuticals, Inc.*	180,970	18,846,216
Incyte Corp.*	156,499	17,266,535
BioMarin Pharmaceutical, Inc.*	149,944	15,792,102
Medivation, Inc.*	238,290	10,127,325
United Therapeutics Corp.*	73,286	9,618,055
Alnylam Pharmaceuticals, Inc.*	118,733	9,541,384
Seattle Genetics, Inc.*	226,394	8,729,753
Bio-Rad Laboratories, Inc. — Class A*	60,769	8,161,884
Intercept Pharmaceuticals, Inc.*	48,635	8,066,601
Isis Pharmaceuticals, Inc.*	198,187	8,010,719
Charles River Laboratories International, Inc.*	106,965	6,794,417
Intrexon Corp.*	208,200	6,620,760
Myriad Genetics, Inc.*	170,080	6,374,598
Medicines Co.*	165,772	6,292,705
Kite Pharma, Inc.*	111,100	6,186,048
Bluebird Bio, Inc.*	69,400	5,937,170
Exact Sciences Corp.*	293,155	5,273,858
Ligand Pharmaceuticals, Inc. — Class B*	60,257	5,161,012
Novavax, Inc.*	699,185	4,943,238
Ultragenyx Pharmaceutical, Inc.*	49,100	4,728,821
Halozyme Therapeutics, Inc.*	348,555	4,681,094
AMAG Pharmaceuticals, Inc.*	111,700	4,437,841
Sage Therapeutics, Inc.*	96,900	4,100,808
Acorda Therapeutics, Inc.*	154,222	4,088,425
ZIOPHARM Oncology, Inc.*	439,862	3,963,157
ARIAD Pharmaceuticals, Inc.*	649,189	3,791,264
Achillion Pharmaceuticals, Inc.*	542,300	3,747,293
Merrimack Pharmaceuticals, Inc.*	437,300	3,721,423
PDL BioPharma, Inc.	737,970	3,711,989
Celldex Therapeutics, Inc.*	340,493	3,588,796
Repligen Corp.*	128,544	3,579,950
NewLink Genetics Corp.*	99,023	3,548,984
KYTHERA Biopharmaceuticals, Inc.*	26,200	1,964,476
Puma Biotechnology, Inc.*	26,016	1,960,566
Prothena Corporation plc*	37,400	1,695,716
Alder Biopharmaceuticals, Inc.*	47,000	1,539,720
Momenta Pharmaceuticals, Inc.*	86,800	1,424,388
ImmunoGen, Inc.*	107,200	1,029,120
Total Biotechnology		458,290,235

Pharmaceuticals - 24.2%
Anacor Pharmaceuticals, Inc.*	76,600	9,016,587
Mylan N.V.*	210,310	8,467,080
OPKO Health, Inc.*	972,940	8,182,426
Alkermes plc*	124,978	7,332,459
Clovis Oncology, Inc.*	78,697	7,236,976
Radius Health, Inc.*	103,600	7,180,516
Endo International plc*	98,600	6,831,008
ACADIA Pharmaceuticals, Inc.*	203,028	6,714,136
Neurocrine Biosciences, Inc.*	165,675	6,592,209
Dyax Corp.*	331,565	6,329,576
Agios Pharmaceuticals, Inc.*	85,704	6,049,845
Impax Laboratories, Inc.*	170,784	6,013,305
Baxalta, Inc.	189,200	5,961,692
Portola Pharmaceuticals, Inc.*	138,670	5,910,115
Quintiles Transnational Holdings, Inc.*	83,664	5,820,504
Insys Therapeutics, Inc.*	189,735	5,399,858
Nektar Therapeutics*	481,730	5,279,761
Chimerix, Inc.*	132,770	5,071,814
Jazz Pharmaceuticals plc*	37,900	5,033,499
Ironwood Pharmaceuticals, Inc. — Class A*	469,396	4,891,106
TESARO, Inc.*	111,903	4,487,310
Cempra, Inc.*	152,600	4,248,384
Horizon Pharma plc*	207,800	4,118,596
Depomed, Inc.*	195,800	3,690,830
Amicus Therapeutics, Inc.*	120,100	1,680,199
Ophthotech Corp.*	37,700	1,527,604
Sarepta Therapeutics, Inc.*	47,300	1,518,803
Eagle Pharmaceuticals, Inc.*	18,900	1,399,167
Heron Therapeutics, Inc.*	44,100	1,076,040
Total Pharmaceuticals		153,061,405

Health care-Products - 3.3%
Bio-Techne Corp.	82,797	7,655,411
Cepheid*	154,448	6,981,050
QIAGEN N.V.*	232,200	5,990,760
Total Health Care-Products		20,627,221

Total Common Stocks
(Cost $434,060,327)		631,978,861

RIGHTS††† - 0.0%
Chelsea Therapeutics International
Expires 12/31/17*	231,107	—
Clinical Data, Inc.
Expires 12/31/20*	24,000	—
Total Rights
(Cost $17,304)		—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2015
BIOTECHNOLOGY FUND

	Face Amount	Value

REPURCHASE AGREEMENTS††,1 - 0.2%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$1,162,596	$1,162,596
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	280,986	280,986
Total Repurchase Agreements
(Cost $1,443,582)		1,443,582

Total Investments - 100.2%
(Cost $435,521,213)		$633,422,443
Other Assets & Liabilities, net - (0.2)%		(1,136,345)
Total Net Assets - 100.0%		$632,286,098

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
plc — Public Limited Company

See Sector Classification in Other Information section.

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BIOTECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments, at value (cost $434,077,631)	$631,978,861
Repurchase agreements, at value (cost $1,443,582)	1,443,582
Total investments (cost $435,521,213)	633,422,443
Receivables:
Fund shares sold	2,511,917
Securities lending income	14,817
Dividends	2,703
Interest	2
Total assets	635,951,882

Liabilities:
Payable for:
Fund shares redeemed	2,686,213
Management fees	523,921
Transfer agent and administrative fees	154,094
Distribution and service fees	69,760
Portfolio accounting fees	45,966
Miscellaneous	185,830
Total liabilities	3,665,784
Commitments and contingent liabilities (Note 9)	—
Net assets	$632,286,098

Net assets consist of:
Paid in capital	$440,599,258
Accumulated net investment loss	(3,499,217)
Accumulated net realized loss on investments	(2,715,173)
Net unrealized appreciation on investments	197,901,230
Net assets	$632,286,098

Investor Class:
Net assets	$453,553,340
Capital shares outstanding	5,582,362
Net asset value per share	$81.25

Advisor Class:
Net assets	$58,289,442
Capital shares outstanding	788,228
Net asset value per share	$73.95

A-Class:
Net assets	$82,766,549
Capital shares outstanding	1,089,850
Net asset value per share	$75.94
Maximum offering price per share (Net asset value divided by 95.25%)	$79.73

C-Class:
Net assets	$37,676,767
Capital shares outstanding	539,500
Net asset value per share	$69.84

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends	$1,291,101
Income from securities lending, net	850,338
Interest	778
Total investment income	2,142,217

Expenses:
Management fees	3,354,545
Transfer agent and administrative fees	986,627
Distribution and service fees:
Advisor Class	140,164
A-Class	125,355
C-Class	225,381
Portfolio accounting fees	286,466
Custodian fees	45,427
Trustees’ fees*	22,089
Line of credit fees	6,705
Miscellaneous	448,676
Total expenses	5,641,435
Net investment loss	(3,499,218)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	9,529,383
Net realized gain	9,529,383
Net change in unrealized appreciation (depreciation) on:
Investments	(114,976,314)
Net change in unrealized appreciation (depreciation)	(114,976,314)
Net realized and unrealized loss	(105,446,931)
Net decrease in net assets resulting from operations	$(108,946,149)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

BIOTECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(3,499,218)	$(2,286,391)
Net realized gain on investments	9,529,383	37,059,172
Net change in unrealized appreciation (depreciation) on investments	(114,976,314)	131,104,324
Net increase (decrease) in net assets resulting from operations	(108,946,149)	165,877,105

Distributions to shareholders from:
Net realized gains
Investor Class	—	(14,483,457)
Advisor Class	—	(2,030,607)
A-Class	—	(2,447,445)
C-Class	—	(1,355,470)
Total distributions to shareholders	—	(20,316,979)

Capital share transactions:
Proceeds from sale of shares
Investor Class	322,918,566	565,896,488
Advisor Class	125,849,797	173,383,484
A-Class	32,252,087	66,728,700
C-Class	18,217,217	34,835,985
Distributions reinvested
Investor Class	—	13,882,734
Advisor Class	—	2,002,511
A-Class	—	2,278,723
C-Class	—	1,312,852
Cost of shares redeemed
Investor Class	(287,743,845)	(501,097,404)
Advisor Class	(121,594,981)	(163,288,238)
A-Class	(24,949,675)	(48,804,711)
C-Class	(15,665,125)	(30,485,330)
Net increase from capital share transactions	49,284,041	116,645,794
Net increase (decrease) in net assets	(59,662,108)	262,205,920

Net assets:
Beginning of period	691,948,206	429,742,286
End of period	$632,286,098	$691,948,206
(Accumulated net investment loss)/Undistributed net investment income at end of period	$(3,499,217)	$1

Capital share activity:
Shares sold
Investor Class	3,274,433	7,040,074
Advisor Class	1,415,770	2,393,490
A-Class	348,933	882,961
C-Class	216,044	511,004
Shares issued from reinvestment of distributions
Investor Class	—	174,846
Advisor Class	—	27,605
A-Class	—	30,636
C-Class	—	19,095
Shares redeemed
Investor Class	(3,011,663)	(6,471,507)
Advisor Class	(1,367,670)	(2,283,995)
A-Class	(277,709)	(691,018)
C-Class	(188,728)	(470,009)
Net increase in shares	409,410	1,163,182

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BIOTECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$93.63	$68.47	$48.97	$36.90	$29.16	$27.34
Income (loss) from investment operations:
Net investment income (loss)[b]	(.37)	(.27)	(.51)	(.40)	(.34)	(.33)
Net gain (loss) on investments (realized and unrealized)	(12.01)	28.59	20.01	12.47	8.08	2.15
Total from investment operations	(12.38)	28.32	19.50	12.07	7.74	1.82
Less distributions from:
Net realized gains	—	(3.16)	—	—	—	—
Total distributions	—	(3.16)	—	—	—	—
Net asset value, end of period	$81.25	$93.63	$68.47	$48.97	$36.90	$29.16

Total Return[c]	(13.22%)	42.19%	39.82%	32.71%	26.54%	6.66%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$453,553	$498,068	$313,324	$171,844	$89,027	$44,686
Ratios to average net assets:
Net investment income (loss)	(0.76%)	(0.34%)	(0.82%)	(0.98%)	(1.09%)	(1.26%)
Total expenses	1.31%	1.33%	1.36%	1.35%	1.36%	1.39%
Portfolio turnover rate	42%	107%	119%	197%	333%	337%

Advisor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$85.38	$62.98	$45.27	$34.27	$27.22	$25.66
Income (loss) from investment operations:
Net investment income (loss)[b]	(.51)	(.61)	(.74)	(.56)	(.48)	(.43)
Net gain (loss) on investments (realized and unrealized)	(10.92)	26.17	18.45	11.56	7.53	1.99
Total from investment operations	(11.43)	25.56	17.71	11.00	7.05	1.56
Less distributions from:
Net realized gains	—	(3.16)	—	—	—	—
Total distributions	—	(3.16)	—	—	—	—
Net asset value, end of period	$73.95	$85.38	$62.98	$45.27	$34.27	$27.22

Total Return[c]	(13.40%)	41.49%	39.12%	32.10%	25.90%	6.08%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$58,289	$63,196	$37,978	$22,486	$8,313	$7,410
Ratios to average net assets:
Net investment income (loss)	(1.14%)	(0.84%)	(1.32%)	(1.46%)	(1.65%)	(1.77%)
Total expenses	1.69%	1.83%	1.86%	1.86%	1.87%	1.89%
Portfolio turnover rate	42%	107%	119%	197%	333%	337%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

BIOTECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$87.63	$64.41	$46.18	$34.88	$27.64	$25.98
Income (loss) from investment operations:
Net investment income (loss)[b]	(.46)	(.44)	(.62)	(.48)	(.37)	(.37)
Net gain (loss) on investments (realized and unrealized)	(11.23)	26.82	18.85	11.78	7.61	2.03
Total from investment operations	(11.69)	26.38	18.23	11.30	7.24	1.66
Less distributions from:
Net realized gains	—	(3.16)	—	—	—	—
Total distributions	—	(3.16)	—	—	—	—
Net asset value, end of period	$75.94	$87.63	$64.41	$46.18	$34.88	$27.64

Total Return[c]	(13.34%)	41.83%	39.48%	32.40%	26.19%	6.39%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$82,767	$89,260	$51,270	$26,391	$4,741	$2,211
Ratios to average net assets:
Net investment income (loss)	(1.01%)	(0.59%)	(1.07%)	(1.21%)	(1.30%)	(1.51%)
Total expenses	1.56%	1.58%	1.61%	1.61%	1.61%	1.64%
Portfolio turnover rate	42%	107%	119%	197%	333%	337%

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$80.88	$60.10	$43.41	$33.04	$26.38	$24.96
Income (loss) from investment operations:
Net investment income (loss)[b]	(.74)	(.92)	(.99)	(.73)	(.58)	(.54)
Net gain (loss) on investments (realized and unrealized)	(10.30)	24.86	17.68	11.10	7.24	1.96
Total from investment operations	(11.04)	23.94	16.69	10.37	6.66	1.42
Less distributions from:
Net realized gains	—	(3.16)	—	—	—	—
Total distributions	—	(3.16)	—	—	—	—
Net asset value, end of period	$69.84	$80.88	$60.10	$43.41	$33.04	$26.38

Total Return[c]	(13.65%)	40.75%	38.45%	31.39%	25.25%	5.65%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,677	$41,424	$27,170	$13,677	$6,969	$3,393
Ratios to average net assets:
Net investment income (loss)	(1.76%)	(1.34%)	(1.82%)	(1.96%)	(2.06%)	(2.27%)
Total expenses	2.31%	2.33%	2.36%	2.36%	2.36%	2.39%
Portfolio turnover rate	42%	107%	119%	197%	333%	337%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2015

CONSUMER PRODUCTS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally (“Consumer Products Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	July 6, 1998
Advisor Class	August 17, 1998
A-Class	September 1, 2004
C-Class	July 24, 2001

Ten Largest Holdings (% of Total Net Assets)
Procter & Gamble Co.	5.1%
Coca-Cola Co.	4.8%
PepsiCo, Inc.	4.3%
Philip Morris International, Inc.	3.9%
Altria Group, Inc.	3.7%
Kraft Heinz Co.	3.2%
Mondelez International, Inc. — Class A	2.9%
Reynolds American, Inc.	2.9%
Colgate-Palmolive Co.	2.7%
Kimberly-Clark Corp.	2.3%
Top Ten Total	35.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
CONSUMER PRODUCTS FUND

	Shares	Value

COMMON STOCKS† - 99.5%

Food - 37.0%
Kraft Heinz Co.	120,790	$8,525,358
Mondelez International, Inc. — Class A	186,626	7,814,030
Kroger Co.	155,894	5,623,096
General Mills, Inc.	98,437	5,525,268
Kellogg Co.	68,956	4,589,022
Sysco Corp.	117,415	4,575,662
Hershey Co.	45,892	4,216,557
Tyson Foods, Inc. — Class A	93,195	4,016,704
Hormel Foods Corp.	62,176	3,936,363
ConAgra Foods, Inc.	96,532	3,910,511
Campbell Soup Co.	73,917	3,746,114
JM Smucker Co.	30,631	3,494,691
Whole Foods Market, Inc.	99,042	3,134,679
McCormick & Company, Inc.	37,550	3,085,859
WhiteWave Foods Co. — Class A*	59,346	2,382,741
Ingredion, Inc.	27,230	2,377,451
BRF S.A. ADR	128,234	2,281,283
Flowers Foods, Inc.	89,492	2,214,032
Pilgrim’s Pride Corp.	105,200	2,186,056
Hain Celestial Group, Inc.*	40,560	2,092,896
Pinnacle Foods, Inc.	48,100	2,014,428
Post Holdings, Inc.*	29,600	1,749,360
TreeHouse Foods, Inc.*	22,201	1,727,016
Sprouts Farmers Market, Inc.*	76,125	1,606,238
Lancaster Colony Corp.	15,752	1,535,505
Cal-Maine Foods, Inc.	28,000	1,529,080
United Natural Foods, Inc.*	30,666	1,487,608
B&G Foods, Inc.	38,170	1,391,297
Darling Ingredients, Inc.*	111,774	1,256,340
SUPERVALU, Inc.*	174,632	1,253,858
Sanderson Farms, Inc.	17,209	1,180,021
Dean Foods Co.	70,451	1,163,851
Fresh Market, Inc.*	43,020	971,822
Total Food		98,594,797

Beverages - 23.9%
Coca-Cola Co.	318,956	12,796,514
PepsiCo, Inc.	120,505	11,363,622
Monster Beverage Corp.*	37,453	5,061,398
Constellation Brands, Inc. — Class A	36,858	4,614,990
Brown-Forman Corp. — Class B	45,530	4,411,857
Dr Pepper Snapple Group, Inc.	47,841	3,781,831
Molson Coors Brewing Co. — Class B	42,547	3,532,253
Anheuser-Busch InBev S.A. ADR	30,170	3,207,674
Coca-Cola Enterprises, Inc.	65,194	3,152,130
Ambev S.A. ADR	571,350	2,799,615
Keurig Green Mountain, Inc.	47,974	2,501,364
Diageo plc ADR	22,840	2,461,924
Fomento Economico Mexicano SAB de CV ADR	26,983	2,408,233
Boston Beer Company, Inc. — Class A*	7,335	1,544,824
Total Beverages		63,638,229

Agriculture - 15.5%
Philip Morris International, Inc.	131,513	10,432,926
Altria Group, Inc.	179,529	9,766,378
Reynolds American, Inc.	176,054	7,793,911
Archer-Daniels-Midland Co.	112,303	4,654,959
Bunge Ltd.	42,996	3,151,607
British American Tobacco plc ADR	19,200	2,113,536
Vector Group Ltd.	69,820	1,578,629
Universal Corp.	20,000	991,400
Andersons, Inc.	26,700	909,402
Total Agriculture		41,392,748

Cosmetics & Personal Care - 13.1%
Procter & Gamble Co.	188,930	13,591,624
Colgate-Palmolive Co.	114,699	7,278,799
Estee Lauder Companies, Inc. — Class A	66,356	5,353,602
Coty, Inc. — Class A	107,902	2,919,828
Unilever N.V. — Class Y	65,051	2,615,050
Edgewell Personal Care Co.	25,935	2,116,296
Avon Products, Inc.	318,646	1,035,600
Total Cosmetics & Personal Care		34,910,799

Household Products & Housewares - 5.7%
Kimberly-Clark Corp.	55,809	6,085,413
Clorox Co.	32,167	3,716,254
Church & Dwight Company, Inc.	37,966	3,185,347
Spectrum Brands Holdings, Inc.	23,600	2,159,636
Total Household Products & Housewares		15,146,650

Pharmaceuticals - 2.6%
Mead Johnson Nutrition Co. — Class A	50,579	3,560,762
Herbalife Ltd.*	38,414	2,093,563
USANA Health Sciences, Inc.*	9,000	1,206,270
Total Pharmaceuticals		6,860,595

Retail - 1.2%
Casey’s General Stores, Inc.	17,923	1,844,636
Nu Skin Enterprises, Inc. — Class A	34,130	1,408,886
Total Retail		3,253,522

Electrical Components & Equipment - 0.5%
Energizer Holdings, Inc.	36,635	1,418,141

Total Common Stocks
(Cost $196,569,990)		265,215,481

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2015
CONSUMER PRODUCTS FUND

	Shares	Value

RIGHTS††† - 0.0%
PDC
Expires 01/17/17*	93,765	$—
Casa Ley
Expires 01/17/19*	93,765	—
Total Rights
(Cost $23,055)		—

	Face Amount

REPURCHASE AGREEMENTS††,1 - 0.8%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$1,677,744	1,677,744
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	405,492	405,492
Total Repurchase Agreements
(Cost $2,083,236)		2,083,236

Total Investments - 100.3%
(Cost $198,676,281)		$267,298,717
Other Assets & Liabilities, net - (0.3)%		(667,913)
Total Net Assets - 100.0%		$266,630,804

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

CONSUMER PRODUCTS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments, at value (cost $196,593,045)	$265,215,481
Repurchase agreements, at value (cost $2,083,236)	2,083,236
Total investments (cost $198,676,281)	267,298,717
Receivables:
Dividends	771,794
Fund shares sold	499,834
Foreign taxes reclaim	10,627
Interest	3
Total assets	268,580,975

Liabilities:
Payable for:
Fund shares redeemed	1,601,155
Management fees	182,205
Transfer agent and administrative fees	53,590
Distribution and service fees	29,015
Portfolio accounting fees	21,200
Miscellaneous	63,006
Total liabilities	1,950,171
Commitments and contingent liabilities (Note 9)	—
Net assets	$266,630,804

Net assets consist of:
Paid in capital	$205,225,453
Undistributed net investment income	4,062,235
Accumulated net realized loss on investments	(11,279,320)
Net unrealized appreciation on investments	68,622,436
Net assets	$266,630,804

Investor Class:
Net assets	$177,381,840
Capital shares outstanding	3,093,923
Net asset value per share	$57.33

Advisor Class:
Net assets	$40,438,191
Capital shares outstanding	781,599
Net asset value per share	$51.74

A-Class:
Net assets	$31,992,648
Capital shares outstanding	598,444
Net asset value per share	$53.46
Maximum offering price per share (Net asset value divided by 95.25%)	$56.13

C-Class:
Net assets	$16,818,125
Capital shares outstanding	350,947
Net asset value per share	$47.92

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends (net of foreign withholding tax of $21,174)	$3,334,988
Income from securities lending, net	61,812
Interest	277
Total investment income	3,397,077

Expenses:
Management fees	1,231,911
Transfer agent and administrative fees	362,326
Distribution and service fees:
Advisor Class	97,248
A-Class	43,089
C-Class	89,232
Portfolio accounting fees	140,019
Custodian fees	16,648
Trustees’ fees*	9,556
Tax expense	4,085
Line of credit fees	38
Miscellaneous	162,393
Total expenses	2,156,545
Net investment income	1,240,532

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,511,620
Net realized gain	4,511,620
Net change in unrealized appreciation (depreciation) on:
Investments	(14,123,134)
Net change in unrealized appreciation (depreciation)	(14,123,134)
Net realized and unrealized loss	(9,611,514)
Net decrease in net assets resulting from operations	$(8,370,982)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSUMER PRODUCTS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,240,532	$2,817,618
Net realized gain on investments	4,511,620	2,102,672
Net change in unrealized appreciation (depreciation) on investments	(14,123,134)	28,060,008
Net increase (decrease) in net assets resulting from operations	(8,370,982)	32,980,298

Distributions to shareholders from:
Net investment income
Investor Class	—	(990,101)
Advisor Class	—	(228,315)
A-Class	—	(146,232)
C-Class	—	(80,799)
Net realized gains
Investor Class	—	(1,759,312)
Advisor Class	—	(405,693)
A-Class	—	(259,839)
C-Class	—	(143,573)
Total distributions to shareholders	—	(4,013,864)

Capital share transactions:
Proceeds from sale of shares
Investor Class	112,403,041	261,191,921
Advisor Class	117,317,287	186,583,796
A-Class	24,924,799	31,333,989
C-Class	9,364,578	23,898,739
Distributions reinvested
Investor Class	—	2,302,863
Advisor Class	—	632,540
A-Class	—	319,969
C-Class	—	218,591
Cost of shares redeemed
Investor Class	(153,114,287)	(162,176,613)
Advisor Class	(124,823,768)	(169,292,713)
A-Class	(24,483,485)	(27,757,505)
C-Class	(9,770,625)	(22,094,028)
Net increase (decrease) from capital share transactions	(48,182,460)	125,161,549
Net increase (decrease) in net assets	(56,553,442)	154,127,983

Net assets:
Beginning of period	323,184,246	169,056,263
End of period	$266,630,804	$323,184,246
Undistributed net investment income at end of period	$4,062,235	$2,821,703

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

CONSUMER PRODUCTS FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Capital share activity:
Shares sold
Investor Class	1,919,363	4,679,252
Advisor Class	2,197,166	3,693,937
A-Class	454,322	596,417
C-Class	189,716	506,456
Shares issued from reinvestment of distributions
Investor Class	—	40,408
Advisor Class	—	12,254
A-Class	—	6,008
C-Class	—	4,561
Shares redeemed
Investor Class	(2,633,399)	(2,874,581)
Advisor Class	(2,355,357)	(3,339,602)
A-Class	(455,242)	(526,497)
C-Class	(199,011)	(469,691)
Net increase (decrease) in shares	(882,442)	2,328,922

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSUMER PRODUCTS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$58.55	$52.08	$47.79	$40.19	$36.37	$37.83
Income (loss) from investment operations:
Net investment income (loss)[b]	.30	.71	.46	.57	.49	.69
Net gain (loss) on investments (realized and unrealized)	(1.52)	6.44	5.81	7.14	4.82	4.40
Total from investment operations	(1.22)	7.15	6.27	7.71	5.31	5.09
Less distributions from:
Net investment income	—	(.24)	(.46)	(.11)	(.57)	(.82)
Net realized gains	—	(.44)	(1.52)	—	(.92)	(5.73)
Total distributions	—	(.68)	(1.98)	(.11)	(1.49)	(6.55)
Net asset value, end of period	$57.33	$58.55	$52.08	$47.79	$40.19	$36.37

Total Return[c]	(2.08%)	13.77%	13.24%	19.26%	15.06%	14.81%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$177,382	$222,954	$102,231	$181,945	$155,432	$57,876
Ratios to average net assets:
Net investment income (loss)	1.01%	1.27%	0.91%	1.38%	1.29%	1.84%
Total expenses	1.33%	1.34%	1.37%	1.35%	1.35%	1.38%
Portfolio turnover rate	63%	87%	112%	230%	402%	400%

Advisor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$52.94	$47.39	$43.87	$37.08	$33.84	$35.77
Income (loss) from investment operations:
Net investment income (loss)[b]	.17	.37	.24	.35	.24	.62
Net gain (loss) on investments (realized and unrealized)	(1.37)	5.86	5.26	6.55	4.49	4.00
Total from investment operations	(1.20)	6.23	5.50	6.90	4.73	4.62
Less distributions from:
Net investment income	—	(.24)	(.46)	(.11)	(.57)	(.82)
Net realized gains	—	(.44)	(1.52)	—	(.92)	(5.73)
Total distributions	—	(.68)	(1.98)	(.11)	(1.49)	(6.55)
Net asset value, end of period	$51.74	$52.94	$47.39	$43.87	$37.08	$33.84

Total Return[c]	(2.27%)	13.19%	12.66%	18.66%	14.49%	14.32%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$40,438	$49,751	$27,162	$10,148	$16,975	$3,475
Ratios to average net assets:
Net investment income (loss)	0.62%	0.74%	0.51%	0.93%	0.68%	1.78%
Total expenses	1.71%	1.85%	1.87%	1.85%	1.84%	1.88%
Portfolio turnover rate	63%	87%	112%	230%	402%	400%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

CONSUMER PRODUCTS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$54.66	$48.79	$45.00	$37.93	$34.49	$36.26
Income (loss) from investment operations:
Net investment income (loss)[b]	.22	.48	.33	.44	.40	.41
Net gain (loss) on investments (realized and unrealized)	(1.42)	6.07	5.44	6.74	4.53	4.37
Total from investment operations	(1.20)	6.55	5.77	7.18	4.93	4.78
Less distributions from:
Net investment income	—	(.24)	(.46)	(.11)	(.57)	(.82)
Net realized gains	—	(.44)	(1.52)	—	(.92)	(5.73)
Total distributions	—	(.68)	(1.98)	(.11)	(1.49)	(6.55)
Net asset value, end of period	$53.46	$54.66	$48.79	$45.00	$37.93	$34.49

Total Return[c]	(2.20%)	13.47%	12.95%	18.98%	14.80%	14.58%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$31,993	$32,762	$25,538	$21,604	$21,021	$5,033
Ratios to average net assets:
Net investment income (loss)	0.79%	0.92%	0.70%	1.12%	1.11%	1.14%
Total expenses	1.58%	1.60%	1.62%	1.60%	1.60%	1.63%
Portfolio turnover rate	63%	87%	112%	230%	402%	400%

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$49.18	$44.29	$41.32	$35.11	$32.28	$34.57
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	.09	(.01)	.13	.12	.30
Net gain (loss) on investments (realized and unrealized)	(1.27)	5.48	4.96	6.19	4.20	3.96
Total from investment operations	(1.26)	5.57	4.95	6.32	4.32	4.26
Less distributions from:
Net investment income	—	(.24)	(.46)	(.11)	(.57)	(.82)
Net realized gains	—	(.44)	(1.52)	—	(.92)	(5.73)
Total distributions	—	(.68)	(1.98)	(.11)	(1.49)	(6.55)
Net asset value, end of period	$47.92	$49.18	$44.29	$41.32	$35.11	$32.28

Total Return[c]	(2.56%)	12.62%	12.11%	18.06%	13.91%	13.78%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,818	$17,717	$14,125	$11,699	$9,712	$3,484
Ratios to average net assets:
Net investment income (loss)	0.05%	0.20%	(0.02%)	0.37%	0.36%	0.90%
Total expenses	2.33%	2.35%	2.37%	2.35%	2.35%	2.38%
Portfolio turnover rate	63%	87%	112%	230%	402%	400%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2015

ELECTRONICS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices (“Electronics Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
Advisor Class	April 2, 1998
A-Class	September 1, 2004
C-Class	March 26, 2001

Ten Largest Holdings (% of Total Net Assets)
Intel Corp.	8.6%
Texas Instruments, Inc.	5.1%
Avago Technologies Ltd.	4.0%
Broadcom Corp. — Class A	3.9%
Analog Devices, Inc.	3.0%
NXP Semiconductor N.V.	2.9%
Applied Materials, Inc.	2.9%
Altera Corp.	2.8%
Skyworks Solutions, Inc.	2.8%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	2.7%
Top Ten Total	38.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
ELECTRONICS FUND

	Shares	Value

COMMON STOCKS† - 99.5%

Semiconductors - 93.1%
Intel Corp.	32,984	$994,137
Texas Instruments, Inc.	11,945	591,516
Avago Technologies Ltd.	3,723	465,412
Broadcom Corp. — Class A	8,822	453,715
Analog Devices, Inc.	6,046	341,055
NXP Semiconductor N.V.*	3,791	330,082
Applied Materials, Inc.	22,326	327,969
Altera Corp.	6,386	319,811
Skyworks Solutions, Inc.	3,775	317,893
Taiwan Semiconductor Manufacturing Company Ltd. ADR	15,176	314,902
Micron Technology, Inc.*	20,953	313,876
NVIDIA Corp.	12,569	309,826
Freescale Semiconductor Ltd.*	7,473	273,362
Xilinx, Inc.	6,365	269,876
Linear Technology Corp.	6,308	254,528
Maxim Integrated Products, Inc.	7,528	251,435
Lam Research Corp.	3,785	247,274
Microchip Technology, Inc.	5,729	246,863
KLA-Tencor Corp.	4,469	223,450
Qorvo, Inc.*	4,483	201,959
Marvell Technology Group Ltd.	18,515	167,561
ARM Holdings plc ADR	3,823	165,345
ASML Holding N.V. — Class G	1,848	162,587
ON Semiconductor Corp.*	16,562	155,683
Teradyne, Inc.	8,557	154,112
Atmel Corp.	18,705	150,949
Synaptics, Inc.*	1,795	148,016
Microsemi Corp.*	4,431	145,425
Cavium, Inc.*	2,352	144,342
Integrated Device Technology, Inc.*	7,104	144,211
Cypress Semiconductor Corp.*	15,497	132,034
Cree, Inc.*	5,113	123,888
Himax Technologies, Inc. ADR	15,043	119,893
Cirrus Logic, Inc.*	3,788	119,360
Monolithic Power Systems, Inc.	2,302	117,862
Mellanox Technologies Ltd.*	3,076	116,242
Siliconware Precision Industries Company Ltd. ADR	17,500	109,988
Tower Semiconductor Ltd.*	8,454	108,803
MKS Instruments, Inc.	3,210	107,631
Silicon Laboratories, Inc.*	2,589	107,547
Intersil Corp. — Class A	9,086	106,306
Tessera Technologies, Inc.	3,230	104,684
OmniVision Technologies, Inc.*	3,977	104,436
Fairchild Semiconductor International, Inc. — Class A*	7,317	102,731
Ambarella, Inc.*	1,750	101,133
PMC-Sierra, Inc.*	14,371	97,292
Power Integrations, Inc.	2,170	91,509
Semtech Corp.*	5,080	76,708
Veeco Instruments, Inc.*	3,457	70,903
Rambus, Inc.*	4,370	51,566
M/A-COM Technology Solutions Holdings, Inc.*	1,690	48,993
Total Semiconductors		10,706,681

Energy-Alternate Sources - 5.3%
First Solar, Inc.*	3,751	160,355
Canadian Solar, Inc.*	7,351	122,174
Trina Solar Ltd. ADR*	12,940	116,072
JinkoSolar Holding Company Ltd. ADR*	5,247	115,119
SunEdison, Inc.*	13,522	97,088
Total Energy-Alternate Sources		610,808

Electrical Components & Equipment - 1.1%
SunPower Corp. — Class A*	6,171	123,667

Total Common Stocks
(Cost $7,605,121)		11,441,156

	Face Amount

REPURCHASE AGREEMENTS††,1 - 0.5%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$41,874	41,874
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	10,121	10,121
Total Repurchase Agreements
(Cost $51,995)		51,995

Total Investments - 100.0%
(Cost $7,657,116)		$11,493,151
Other Assets & Liabilities, net - 0.0%		4,229
Total Net Assets - 100.0%		$11,497,380

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments, at value (cost $7,605,121)	$11,441,156
Repurchase agreements, at value (cost $51,995)	51,995
Total investments (cost $7,657,116)	11,493,151
Cash	1,559
Receivables:
Fund shares sold	231,722
Dividends	3,816
Securities lending income	43
Total assets	11,730,291

Liabilities:
Payable for:
Securities purchased	209,140
Management fees	10,660
Fund shares redeemed	3,249
Transfer agent and administrative fees	3,135
Distribution and service fees	1,549
Portfolio accounting fees	1,254
Miscellaneous	3,924
Total liabilities	232,911
Commitments and contingent liabilities (Note 9)	—
Net assets	$11,497,380

Net assets consist of:
Paid in capital	$26,679,584
Undistributed net investment income	40,537
Accumulated net realized loss on investments	(19,058,776)
Net unrealized appreciation on investments	3,836,035
Net assets	$11,497,380

Investor Class:
Net assets	$8,327,947
Capital shares outstanding	116,585
Net asset value per share	$71.43

Advisor Class:
Net assets	$1,583,612
Capital shares outstanding	24,196
Net asset value per share	$65.45

A-Class:
Net assets	$535,004
Capital shares outstanding	7,969
Net asset value per share	$67.14
Maximum offering price per share (Net asset value divided by 95.25%)	$70.49

C-Class:
Net assets	$1,050,817
Capital shares outstanding	16,977
Net asset value per share	$61.90

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends (net of foreign withholding tax of $10,195)	$249,992
Income from securities lending, net	7,255
Interest	29
Total investment income	257,276

Expenses:
Management fees	140,392
Transfer agent and administrative fees	41,292
Distribution and service fees:
Advisor Class	29,674
A-Class	1,940
C-Class	7,915
Portfolio accounting fees	16,516
Custodian fees	1,908
Trustees’ fees*	1,164
Line of credit fees	20
Miscellaneous	18,331
Total expenses	259,152
Net investment loss	(1,876)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,867,367)
Net realized loss	(1,867,367)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,551,401)
Net change in unrealized appreciation (depreciation)	(3,551,401)
Net realized and unrealized loss	(5,418,768)
Net decrease in net assets resulting from operations	$(5,420,644)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

ELECTRONICS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(1,876)	$54,827
Net realized loss on investments	(1,867,367)	(4,156,771)
Net change in unrealized appreciation (depreciation) on investments	(3,551,401)	4,425,744
Net increase (decrease) in net assets resulting from operations	(5,420,644)	323,800

Capital share transactions:
Proceeds from sale of shares
Investor Class	48,700,374	149,252,908
Advisor Class	109,243,495	34,345,705
A-Class	11,744,077	15,359,168
C-Class	8,163,721	18,220,155
Cost of shares redeemed
Investor Class	(55,831,027)	(140,624,704)
Advisor Class	(111,692,155)	(32,080,298)
A-Class	(12,695,067)	(18,830,964)
C-Class	(8,103,082)	(18,183,162)
Net increase (decrease) from capital share transactions	(10,469,664)	7,458,808
Net increase (decrease) in net assets	(15,890,308)	7,782,608

Net assets:
Beginning of period	27,387,688	19,605,080
End of period	$11,497,380	$27,387,688
Undistributed net investment income at end of period	$40,537	$42,413

Capital share activity:
Shares sold
Investor Class	593,997	1,964,674
Advisor Class	1,445,935	497,436
A-Class	154,970	217,511
C-Class	116,849	277,943
Shares redeemed
Investor Class	(694,585)	(1,885,797)
Advisor Class	(1,503,715)	(471,009)
A-Class	(168,365)	(277,054)
C-Class	(117,465)	(277,335)
Net increase (decrease) in shares	(172,379)	46,369

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$83.54	$69.82	$52.11	$55.09	$60.57	$52.33
Income (loss) from investment operations:
Net investment income (loss)[b]	.13	.29	(.04)	.22	(.12)	(.13)
Net gain (loss) on investments (realized and unrealized)	(12.24)	13.43	17.79	(3.20)	(5.36)	8.37
Total from investment operations	(12.11)	13.72	17.75	(2.98)	(5.48)	8.24
Less distributions from:
Net investment income	—	—	(.04)	—	—	—
Total distributions	—	—	(.04)	—	—	—
Net asset value, end of period	$71.43	$83.54	$69.82	$52.11	$55.09	$60.57

Total Return[c]	(14.50%)	19.65%	34.07%	(5.41%)	(9.05%)	15.75%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,328	$18,144	$9,655	$2,942	$5,453	$6,976
Ratios to average net assets:
Net investment income (loss)	0.32%	0.38%	(0.07%)	0.45%	(0.22%)	(0.23%)
Total expenses	1.33%	1.35%	1.37%	1.35%	1.35%	1.39%
Portfolio turnover rate	447%	562%	1,436%	1,640%	1,329%	1,171%

Advisor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$76.66	$64.40	$48.33	$51.40	$56.77	$49.26
Income (loss) from investment operations:
Net investment income (loss)[b]	(.14)	.06	(.17)	(.12)	(.34)	(.41)
Net gain (loss) on investments (realized and unrealized)	(11.07)	12.20	16.28	(2.95)	(5.03)	7.92
Total from investment operations	(11.21)	12.26	16.11	(3.07)	(5.37)	7.51
Less distributions from:
Net investment income	—	—	(.04)	—	—	—
Total distributions	—	—	(.04)	—	—	—
Net asset value, end of period	$65.45	$76.66	$64.40	$48.33	$51.40	$56.77

Total Return[c]	(14.62%)	19.04%	33.34%	(5.97%)	(9.46%)	15.25%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,584	$6,285	$3,577	$1,288	$1,271	$3,081
Ratios to average net assets:
Net investment income (loss)	(0.36%)	0.09%	(0.29%)	(0.26%)	(0.67%)	(0.79%)
Total expenses	1.79%	1.85%	1.87%	1.85%	1.86%	1.89%
Portfolio turnover rate	447%	562%	1,436%	1,640%	1,329%	1,171%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

ELECTRONICS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$78.62	$65.87	$49.29	$52.23	$57.59	$49.88
Income (loss) from investment operations:
Net investment income (loss)[b]	(.08)	(.17)	(.33)	.24	(.19)	(.21)
Net gain (loss) on investments (realized and unrealized)	(11.40)	12.92	16.95	(3.18)	(5.17)	7.92
Total from investment operations	(11.48)	12.75	16.62	(2.94)	(5.36)	7.71
Less distributions from:
Net investment income	—	—	(.04)	—	—	—
Total distributions	—	—	(.04)	—	—	—
Net asset value, end of period	$67.14	$78.62	$65.87	$49.29	$52.23	$57.59

Total Return[c]	(14.61%)	19.36%	33.72%	(5.63%)	(9.31%)	15.46%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$535	$1,680	$5,329	$299	$659	$1,619
Ratios to average net assets:
Net investment income (loss)	(0.20%)	(0.24%)	(0.59%)	0.51%	(0.36%)	(0.43%)
Total expenses	1.58%	1.61%	1.62%	1.60%	1.62%	1.64%
Portfolio turnover rate	447%	562%	1,436%	1,640%	1,329%	1,171%

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$72.76	$61.40	$46.32	$49.50	$55.03	$47.90
Income (loss) from investment operations:
Net investment income (loss)[b]	(.20)	(.35)	(.54)	(.18)	(.70)	(.65)
Net gain (loss) on investments (realized and unrealized)	(10.66)	11.71	15.66	(3.00)	(4.83)	7.78
Total from investment operations	(10.86)	11.36	15.12	(3.18)	(5.53)	7.13
Less distributions from:
Net investment income	—	—	(.04)	—	—	—
Total distributions	—	—	(.04)	—	—	—
Net asset value, end of period	$61.90	$72.76	$61.40	$46.32	$49.50	$55.03

Total Return[c]	(14.93%)	18.50%	32.65%	(6.44%)	(10.01%)	14.86%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,051	$1,280	$1,043	$667	$263	$1,246
Ratios to average net assets:
Net investment income (loss)	(0.56%)	(0.55%)	(1.03%)	(0.41%)	(1.42%)	(1.31%)
Total expenses	2.33%	2.35%	2.37%	2.35%	2.36%	2.39%
Portfolio turnover rate	447%	562%	1,436%	1,640%	1,329%	1,171%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2015

ENERGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy (“Energy Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 21, 1998
Advisor Class	May 5, 1998
A-Class	September 1, 2004
C-Class	April 19, 2001

Ten Largest Holdings (% of Total Net Assets)
Exxon Mobil Corp.	6.4%
Chevron Corp.	4.4%
Schlumberger Ltd.	3.2%
ConocoPhillips	2.7%
Kinder Morgan, Inc.	2.7%
Occidental Petroleum Corp.	2.6%
Phillips 66	2.4%
EOG Resources, Inc.	2.2%
Valero Energy Corp.	2.0%
Halliburton Co.	1.9%
Top Ten Total	30.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
ENERGY FUND

	Shares	Value

COMMON STOCKS† - 101.3%

Oil & Gas - 72.9%
Exxon Mobil Corp.	23,242	$1,728,044
Chevron Corp.	15,105	1,191,482
ConocoPhillips	15,291	733,355
Occidental Petroleum Corp.	10,462	692,061
Phillips 66	8,255	634,314
EOG Resources, Inc.	8,169	594,703
Valero Energy Corp.	9,180	551,718
Anadarko Petroleum Corp.	8,373	505,645
Marathon Petroleum Corp.	10,808	500,735
Pioneer Natural Resources Co.	3,464	421,361
Tesoro Corp.	3,742	363,872
Devon Energy Corp.	9,795	363,297
Hess Corp.	7,129	356,878
Apache Corp.	9,105	356,552
Noble Energy, Inc.	11,077	334,304
Concho Resources, Inc.*	3,343	328,617
Continental Resources, Inc.*	10,926	316,526
HollyFrontier Corp.	6,287	307,057
Marathon Oil Corp.	19,775	304,535
Cheniere Energy, Inc.*	6,279	303,276
Cimarex Energy Co.	2,950	302,316
Equities Corp.	4,397	284,794
Cabot Oil & Gas Corp. — Class A	12,820	280,245
BP plc ADR	8,763	267,797
Petroleo Brasileiro S.A. ADR*	58,098	252,726
Suncor Energy, Inc.	8,201	219,132
Transocean Ltd.	16,576	214,162
Antero Resources Corp.*	10,070	213,081
Royal Dutch Shell plc — Class A ADR	4,490	212,781
Western Refining, Inc.	4,712	207,893
Newfield Exploration Co.*	6,307	207,500
Helmerich & Payne, Inc.	4,311	203,738
Diamondback Energy, Inc.*	3,072	198,451
Ensco plc — Class A	14,049	197,810
Noble Corporation plc	18,129	197,787
Range Resources Corp.	6,151	197,570
Southwestern Energy Co.*	14,955	189,779
Canadian Natural Resources Ltd.	9,728	189,210
Murphy Oil Corp.	7,735	187,187
Chesapeake Energy Corp.	25,219	184,855
Energen Corp.	3,622	180,593
Nabors Industries Ltd.	18,642	176,167
Memorial Resource Development Corp.*	9,825	172,724
Whiting Petroleum Corp.*	10,523	160,686
Gulfport Energy Corp.*	5,298	157,245
PBF Energy, Inc. — Class A	5,478	154,644
Cobalt International Energy, Inc.*	21,786	154,245
Cenovus Energy, Inc.	10,150	153,874
Encana Corp.	23,664	152,396
Seadrill Ltd.*	25,370	149,683
Statoil ASA ADR	9,770	142,251
Parsley Energy, Inc. — Class A*	9,046	136,323
PDC Energy, Inc.*	2,561	135,759
CNOOC Ltd. ADR	1,310	135,035
QEP Resources, Inc.	10,606	132,893
Rice Energy, Inc.*	8,185	132,270
Diamond Offshore Drilling, Inc.	7,633	132,051
SM Energy Co.	4,097	131,268
Patterson-UTI Energy, Inc.	9,814	128,956
Rowan Companies plc — Class A	7,927	128,021
Delek US Holdings, Inc.	4,561	126,340
Laredo Petroleum, Inc.*	12,755	120,280
RSP Permian, Inc.*	5,744	116,316
Matador Resources Co.*	5,538	114,858
WPX Energy, Inc.*	17,276	114,367
Alon USA Energy, Inc.	6,150	111,131
Carrizo Oil & Gas, Inc.*	3,574	109,150
YPF S.A. ADR	6,376	97,106
Oasis Petroleum, Inc.*	11,056	95,966
Ultra Petroleum Corp.*	13,985	89,364
California Resources Corp.	33,367	86,754
Atwood Oceanics, Inc.	5,742	85,039
Denbury Resources, Inc.	30,653	74,793
Bonanza Creek Energy, Inc.*	7,861	31,994
Total Oil & Gas		19,617,688

Oil & Gas Services - 15.4%
Schlumberger Ltd.	12,549	865,504
Halliburton Co.	14,413	509,499
Baker Hughes, Inc.	8,686	452,019
National Oilwell Varco, Inc.	9,653	363,436
Cameron International Corp.*	5,082	311,628
FMC Technologies, Inc.*	7,947	246,357
Oceaneering International, Inc.	4,540	178,331
Core Laboratories N.V.	1,739	173,552
Weatherford International plc*	20,136	170,753
Targa Resources Corp.	3,030	156,106
Dril-Quip, Inc.*	2,420	140,892
Superior Energy Services, Inc.	9,585	121,059
Oil States International, Inc.*	4,002	104,572
Exterran Holdings, Inc.	5,258	94,644
Bristow Group, Inc.	3,423	89,546
Helix Energy Solutions Group, Inc.*	12,669	60,685
CARBO Ceramics, Inc.	3,028	57,502
C&J Energy Services Ltd.*	15,015	52,853
Total Oil & Gas Services		4,148,938

Pipelines - 9.2%
Kinder Morgan, Inc.	26,260	726,878
Williams Companies, Inc.	12,352	455,172
Spectra Energy Corp.	15,098	396,624
ONEOK, Inc.	7,207	232,065
Plains GP Holdings, LP — Class A	8,960	156,800
Enbridge, Inc.	4,047	150,265
TransCanada Corp.	4,438	140,152

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2015
ENERGY FUND

	Shares	Value

SemGroup Corp. — Class A	3,006	$129,979
Columbia Pipeline Group, Inc.	5,670	103,704
Total Pipelines		2,491,639

Transportation - 1.2%
Golar LNG Ltd.	4,469	124,596
Teekay Corp.	4,186	124,073
Tidewater, Inc.	4,893	64,294
Total Transportation		312,963

Mining - 0.7%
Cameco Corp.	9,814	119,436
US Silica Holdings, Inc.	5,001	70,464
Total Mining		189,900

Metal Fabricate & Hardware - 0.6%
Tenaris S.A. ADR	6,335	152,737

Retail - 0.6%
World Fuel Services Corp.	4,232	151,506

Coal - 0.4%
CONSOL Energy, Inc.	12,499	122,490

Energy-Alternate Sources - 0.3%
Green Plains, Inc.	4,900	95,354

Total Common Stocks
(Cost $17,827,879)		27,283,215

	Face Amount

REPURCHASE AGREEMENTS††,1 - 0.1%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$11,901	11,901
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	2,876	2,876
Total Repurchase Agreements
(Cost $14,777)		14,777

Total Investments - 101.4%
(Cost $17,842,656)		$27,297,992
Other Assets & Liabilities, net - (1.4)%		(377,461)
Total Net Assets - 100.0%		$26,920,531

*	Non-income producing security.
†	Value determined based on Level 1 input — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

ENERGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments, at value (cost $17,827,879)	$27,283,215
Repurchase agreements, at value (cost $14,777)	14,777
Total investments (cost $17,842,656)	27,297,992
Cash	3,290
Receivables:
Securities sold	193,142
Dividends	23,710
Fund shares sold	18,953
Securities lending income	690
Total assets	27,537,777

Liabilities:
Payable for:
Fund shares redeemed	575,746
Management fees	20,787
Transfer agent and administrative fees	6,114
Distribution and service fees	5,217
Portfolio accounting fees	2,445
Miscellaneous	6,937
Total liabilities	617,246
Commitments and contingent liabilities (Note 9)	—
Net assets	$26,920,531

Net assets consist of:
Paid in capital	$34,299,511
Undistributed net investment income	631,066
Accumulated net realized loss on investments	(17,465,382)
Net unrealized appreciation on investments	9,455,336
Net assets	$26,920,531

Investor Class:
Net assets	$17,375,964
Capital shares outstanding	997,261
Net asset value per share	$17.42

Advisor Class:
Net assets	$2,065,668
Capital shares outstanding	129,372
Net asset value per share	$15.97

A-Class:
Net assets	$2,834,639
Capital shares outstanding	172,574
Net asset value per share	$16.43
Maximum offering price per share (Net asset value divided by 95.25%)	$17.25

C-Class:
Net assets	$4,644,260
Capital shares outstanding	311,660
Net asset value per share	$14.90

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends (net of foreign withholding tax of $6,147)	$635,109
Income from securities lending, net	48,130
Interest	40
Total investment income	683,279

Expenses:
Management fees	214,063
Transfer agent and administrative fees	62,959
Distribution and service fees:
Advisor Class	11,980
A-Class	6,944
C-Class	31,797
Portfolio accounting fees	25,184
Custodian fees	2,893
Trustees’ fees*	1,655
Tax expense	1,169
Line of credit fees	89
Miscellaneous	27,856
Total expenses	386,589
Net investment income	296,690

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(7,308,159)
Net realized loss	(7,308,159)
Net change in unrealized appreciation (depreciation) on:
Investments	(6,964,063)
Net change in unrealized appreciation (depreciation)	(6,964,063)
Net realized and unrealized loss	(14,272,222)
Net decrease in net assets resulting from operations	$(13,975,532)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$296,690	$333,207
Net realized loss on investments	(7,308,159)	(139,801)
Net change in unrealized appreciation (depreciation) on investments	(6,964,063)	(9,779,125)
Net decrease in net assets resulting from operations	(13,975,532)	(9,585,719)

Distributions to shareholders from:
Net investment income
Investor Class	—	(122,605)
Advisor Class	—	(19,193)
A-Class	—	(21,643)
C-Class	—	(37,292)
Total distributions to shareholders	—	(200,733)

Capital share transactions:
Proceeds from sale of shares
Investor Class	87,895,811	261,136,749
Advisor Class	71,491,154	75,602,721
A-Class	22,684,301	24,712,863
C-Class	6,558,575	24,858,323
Distributions reinvested
Investor Class	—	119,147
Advisor Class	—	18,825
A-Class	—	16,607
C-Class	—	35,962
Cost of shares redeemed
Investor Class	(89,443,457)	(263,698,107)
Advisor Class	(73,958,270)	(72,212,828)
A-Class	(23,359,602)	(25,606,281)
C-Class	(6,972,381)	(24,487,521)
Net increase (decrease) from capital share transactions	(5,103,869)	496,460
Net decrease in net assets	(19,079,401)	(9,289,992)

Net assets:
Beginning of period	45,999,932	55,289,924
End of period	$26,920,531	$45,999,932
Undistributed net investment income at end of period	$631,066	$334,376

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

ENERGY FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Capital share activity:
Shares sold
Investor Class	3,688,774	8,974,883
Advisor Class	3,707,803	2,974,818
A-Class	1,043,889	986,870
C-Class	341,960	1,026,731
Shares issued from reinvestment of distributions
Investor Class	—	4,447
Advisor Class	—	764
A-Class	—	657
C-Class	—	1,548
Shares redeemed
Investor Class	(3,901,403)	(8,966,417)
Advisor Class	(3,880,790)	(2,847,072)
A-Class	(1,084,190)	(1,010,592)
C-Class	(368,280)	(1,014,166)
Net increase (decrease) in shares	(452,237)	132,471

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$23.24	$29.70	$26.12	$24.58	$28.70	$20.91
Income (loss) from investment operations:
Net investment income (loss)[b]	.17	.21	.15	.12	.07	— [c]
Net gain (loss) on investments (realized and unrealized)	(5.99)	(6.56)	3.43	1.89	(4.19)	7.82
Total from investment operations	(5.82)	(6.35)	3.58	2.01	(4.12)	7.82
Less distributions from:
Net investment income	—	(.11)	—	(.07)	—	(.03)
Return of capital	—	—	—	(.40)	—	—
Total distributions	—	(.11)	—	(.47)	—	(.03)
Net asset value, end of period	$17.42	$23.24	$29.70	$26.12	$24.58	$28.70

Total Return[d]	(25.04%)	(21.42%)	13.71%	8.50%	(14.39%)	37.43%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,376	$28,123	$35,546	$49,160	$40,947	$93,648
Ratios to average net assets:
Net investment income (loss)	1.50%	0.72%	0.55%	0.52%	0.27%	0.00%[e]
Total expenses	1.33%	1.35%	1.37%	1.35%	1.36%	1.39%
Portfolio turnover rate	343%	463%	231%	248%	288%	273%

Advisor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$21.34	$27.40	$24.23	$22.95	$26.93	$19.72
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	.07	(.02)	.01	(.08)	(.11)
Net gain (loss) on investments (realized and unrealized)	(5.43)	(6.02)	3.19	1.74	(3.90)	7.35
Total from investment operations	(5.37)	(5.95)	3.17	1.75	(3.98)	7.24
Less distributions from:
Net investment income	—	(.11)	—	(.07)	—	(.03)
Return of capital	—	—	—	(.40)	—	—
Total distributions	—	(.11)	—	(.47)	—	(.03)
Net asset value, end of period	$15.97	$21.34	$27.40	$24.23	$22.95	$26.93

Total Return[d]	(25.16%)	(21.76%)	13.08%	7.92%	(14.78%)	36.75%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,066	$6,452	$4,764	$5,272	$11,080	$16,015
Ratios to average net assets:
Net investment income (loss)	0.63%	0.27%	(0.09%)	0.06%	(0.33%)	(0.53%)
Total expenses	1.74%	1.85%	1.87%	1.85%	1.86%	1.89%
Portfolio turnover rate	343%	463%	231%	248%	288%	273%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

ENERGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$21.94	$28.07	$24.76	$23.38	$27.40	$20.01
Income (loss) from investment operations:
Net investment income (loss)[b]	.12	.12	.08	.08	(.01)	(.08)
Net gain (loss) on investments (realized and unrealized)	(5.63)	(6.14)	3.23	1.77	(4.01)	7.50
Total from investment operations	(5.51)	(6.02)	3.31	1.85	(4.02)	7.42
Less distributions from:
Net investment income	—	(.11)	—	(.07)	—	(.03)
Return of capital	—	—	—	(.40)	—	—
Total distributions	—	(.11)	—	(.47)	—	(.03)
Net asset value, end of period	$16.43	$21.94	$28.07	$24.76	$23.38	$27.40

Total Return[d]	(25.11%)	(21.49%)	13.37%	8.20%	(14.67%)	37.11%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,835	$4,671	$6,624	$5,586	$5,622	$14,752
Ratios to average net assets:
Net investment income (loss)	1.07%	0.43%	0.30%	0.38%	(0.05%)	(0.38%)
Total expenses	1.59%	1.60%	1.62%	1.60%	1.61%	1.64%
Portfolio turnover rate	343%	463%	231%	248%	288%	273%

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$19.98	$25.80	$22.93	$21.85	$25.78	$18.97
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	(.05)	(.12)	(.09)	(.19)	(.20)
Net gain (loss) on investments (realized and unrealized)	(5.09)	(5.66)	2.99	1.64	(3.74)	7.04
Total from investment operations	(5.08)	(5.71)	2.87	1.55	(3.93)	6.84
Less distributions from:
Net investment income	—	(.11)	—	(.07)	—	(.03)
Return of capital	—	—	—	(.40)	—	—
Total distributions	—	(.11)	—	(.47)	—	(.03)
Net asset value, end of period	$14.90	$19.98	$25.80	$22.93	$21.85	$25.78

Total Return[d]	(25.43%)	(22.18%)	12.52%	7.40%	(15.24%)	36.09%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,644	$6,754	$8,357	$9,693	$13,153	$19,993
Ratios to average net assets:
Net investment income (loss)	0.15%	(0.20%)	(0.52%)	(0.45%)	(0.84%)	(0.99%)
Total expenses	2.33%	2.35%	2.37%	2.35%	2.36%	2.39%
Portfolio turnover rate	343%	463%	231%	248%	288%	273%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income (loss) is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Less than 0.01%.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

FUND PROFILE (Unaudited)	September 30, 2015

ENERGY SERVICES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production (“Energy Services Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
Advisor Class	April 2, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001

Ten Largest Holdings (% of Total Net Assets)
Schlumberger Ltd.	13.8%
Halliburton Co.	8.1%
Baker Hughes, Inc.	7.1%
National Oilwell Varco, Inc.	5.7%
Cameron International Corp.	5.1%
FMC Technologies, Inc.	3.9%
Helmerich & Payne, Inc.	3.3%
Oceaneering International, Inc.	2.9%
Transocean Ltd.	2.8%
Ensco plc — Class A	2.6%
Top Ten Total	55.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
ENERGY SERVICES FUND

	Shares	Value

COMMON STOCKS† - 100.0%

Oil & Gas Services - 70.2%
Schlumberger Ltd.	31,532	$2,174,762
Halliburton Co.	36,210	1,280,024
Baker Hughes, Inc.	21,576	1,122,815
National Oilwell Varco, Inc.	23,970	902,471
Cameron International Corp.*	13,142	805,867
FMC Technologies, Inc.*	19,724	611,444
Oceaneering International, Inc.	11,753	461,658
Dril-Quip, Inc.*	5,899	343,440
Weatherford International plc*	40,092	339,980
Core Laboratories N.V.	3,170	316,366
Superior Energy Services, Inc.	23,820	300,847
RPC, Inc.	33,831	299,404
Oil States International, Inc.*	10,131	264,723
SEACOR Holdings, Inc.*	4,124	246,656
Exterran Holdings, Inc.	13,585	244,530
Forum Energy Technologies, Inc.*	18,981	231,758
McDermott International, Inc.*	52,634	226,326
Bristow Group, Inc.	8,336	218,070
Frank’s International N.V.	12,301	188,574
Helix Energy Solutions Group, Inc.*	31,811	152,375
CARBO Ceramics, Inc.	7,354	139,652
C&J Energy Services Ltd.*	37,727	132,799
Basic Energy Services, Inc.*	24,370	80,421
Total Oil & Gas Services		11,084,962

Oil & Gas - 24.8%
Helmerich & Payne, Inc.	10,915	515,842
Transocean Ltd.	34,648	447,652
Ensco plc — Class A	28,781	405,236
Noble Corporation plc	36,825	401,761
Nabors Industries Ltd.	36,061	340,776
Diamond Offshore Drilling, Inc.	18,945	327,749
Patterson-UTI Energy, Inc.	24,375	320,288
Rowan Companies plc — Class A	19,694	318,058
Seadrill Ltd.*	48,502	286,162
Atwood Oceanics, Inc.	14,850	219,929
Unit Corp.*	15,148	170,566
Precision Drilling Corp.	45,166	168,018
Total Oil & Gas		3,922,037

Transportation - 2.0%
Tidewater, Inc.	12,642	166,116
Hornbeck Offshore Services, Inc.*	11,346	153,511
Total Transportation		319,627

Metal Fabricate & Hardware - 1.8%
Tenaris S.A. ADR	11,956	288,259

Mining - 1.2%
US Silica Holdings, Inc.	12,952	182,494

Total Common Stocks
(Cost $9,360,262)		15,797,379

Total Investments - 100.0%
(Cost $9,360,262)		$15,797,379
Other Assets & Liabilities, net - 0.0%		96
Total Net Assets - 100.0%		$15,797,475

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

ENERGY SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments, at value (cost $9,360,262)	$15,797,379
Receivables:
Securities sold	917,267
Dividends	21,499
Fund shares sold	13,314
Securities lending income	1,303
Total assets	16,750,762

Liabilities:
Overdraft due to custodian bank	836,233
Payable for:
Fund shares redeemed	90,202
Management fees	13,396
Transfer agent and administrative fees	3,940
Distribution and service fees	3,263
Portfolio accounting fees	1,576
Miscellaneous	4,677
Total liabilities	953,287
Commitments and contingent liabilities (Note 9)	—
Net assets	$15,797,475

Net assets consist of:
Paid in capital	$45,865,048
Undistributed net investment income	344,560
Accumulated net realized loss on investments	(36,849,250)
Net unrealized appreciation on investments	6,437,117
Net assets	$15,797,475

Investor Class:
Net assets	$9,973,089
Capital shares outstanding	339,161
Net asset value per share	$29.41

Advisor Class:
Net assets	$1,283,263
Capital shares outstanding	47,464
Net asset value per share	$27.04

A-Class:
Net assets	$1,849,636
Capital shares outstanding	66,409
Net asset value per share	$27.85
Maximum offering price per share (Net asset value divided by 95.25%)	$29.24

C-Class:
Net assets	$2,691,487
Capital shares outstanding	105,623
Net asset value per share	$25.48

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends (net of foreign withholding tax of $2,248)	$257,610
Income from securities lending, net	63,989
Interest	20
Total investment income	321,619

Expenses:
Management fees	113,474
Transfer agent and administrative fees	33,375
Distribution and service fees:
Advisor Class	7,351
A-Class	4,683
C-Class	18,763
Portfolio accounting fees	13,350
Registration fees	11,851
Custodian fees	1,535
Trustees’ fees*	1,011
Line of credit fees	243
Miscellaneous	2,906
Total expenses	208,542
Net investment income	113,077

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,503,967)
Net realized loss	(2,503,967)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,796,890)
Net change in unrealized appreciation (depreciation)	(4,796,890)
Net realized and unrealized loss	(7,300,857)
Net decrease in net assets resulting from operations	$(7,187,780)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$113,077	$237,075
Net realized loss on investments	(2,503,967)	(5,210,662)
Net change in unrealized appreciation (depreciation) on investments	(4,796,890)	(14,210,065)
Net decrease in net assets resulting from operations	(7,187,780)	(19,183,652)

Capital share transactions:
Proceeds from sale of shares
Investor Class	57,304,577	155,300,672
Advisor Class	126,395,087	138,874,968
A-Class	21,104,137	18,229,626
C-Class	4,218,300	22,985,448
Cost of shares redeemed
Investor Class	(59,479,078)	(160,581,256)
Advisor Class	(125,575,970)	(139,441,804)
A-Class	(21,940,442)	(20,303,746)
C-Class	(4,433,456)	(24,839,035)
Net decrease from capital share transactions	(2,406,845)	(9,775,127)
Net decrease in net assets	(9,594,625)	(28,958,779)

Net assets:
Beginning of period	25,392,100	54,350,879
End of period	$15,797,475	$25,392,100
Undistributed net investment income at end of period	$344,560	$231,483

Capital share activity:
Shares sold
Investor Class	1,482,581	2,859,922
Advisor Class	3,696,903	2,915,122
A-Class	555,736	419,738
C-Class	124,340	503,113
Shares redeemed
Investor Class	(1,553,586)	(2,982,262)
Advisor Class	(3,699,426)	(2,950,353)
A-Class	(584,308)	(452,109)
C-Class	(132,159)	(546,543)
Net increase (decrease) in shares	(109,919)	(233,372)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

ENERGY SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$39.36	$62.43	$54.43	$50.87	$62.66	$42.83
Income (loss) from investment operations:
Net investment income (loss)[b]	.22	.48	.02	(.05)	(.14)	(.21)
Net gain (loss) on investments (realized and unrealized)	(10.17)	(23.55)	7.98	3.61	(11.65)	20.04
Total from investment operations	(9.95)	(23.07)	8.00	3.56	(11.79)	19.83
Net asset value, end of period	$29.41	$39.36	$62.43	$54.43	$50.87	$62.66

Total Return[c]	(25.28%)	(36.95%)	14.70%	7.00%	(18.82%)	46.27%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,973	$16,144	$33,244	$26,097	$34,353	$151,318
Ratios to average net assets:
Net investment income (loss)	1.11%	0.86%	0.03%	(0.10%)	(0.25%)	(0.42%)
Total expenses	1.33%	1.36%	1.37%	1.35%	1.36%	1.39%
Portfolio turnover rate	722%	494%	350%	275%	162%	205%

Advisor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$36.29	$57.89	$50.72	$47.64	$58.97	$40.50
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	.07	(.27)	(.25)	(.34)	(.42)
Net gain (loss) on investments (realized and unrealized)	(9.31)	(21.67)	7.44	3.33	(10.99)	18.89
Total from investment operations	(9.25)	(21.60)	7.17	3.08	(11.33)	18.47
Net asset value, end of period	$27.04	$36.29	$57.89	$50.72	$47.64	$58.97

Total Return[c]	(25.47%)	(37.33%)	14.14%	6.47%	(19.21%)	45.61%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,283	$1,814	$4,933	$9,685	$8,025	$17,222
Ratios to average net assets:
Net investment income (loss)	0.36%	0.13%	(0.50%)	(0.54%)	(0.66%)	(0.93%)
Total expenses	1.72%	1.86%	1.87%	1.85%	1.86%	1.89%
Portfolio turnover rate	722%	494%	350%	275%	162%	205%

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$37.32	$59.34	$51.86	$48.59	$60.01	$41.12
Income (loss) from investment operations:
Net investment income (loss)[b]	.19	.25	(.13)	(.17)	(.25)	(.31)
Net gain (loss) on investments (realized and unrealized)	(9.66)	(22.27)	7.61	3.44	(11.17)	19.20
Total from investment operations	(9.47)	(22.02)	7.48	3.27	(11.42)	18.89
Net asset value, end of period	$27.85	$37.32	$59.34	$51.86	$48.59	$60.01

Total Return[c]	(25.38%)	(37.11%)	14.42%	6.73%	(19.03%)	45.94%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,850	$3,545	$7,557	$5,535	$7,115	$24,849
Ratios to average net assets:
Net investment income (loss)	1.00%	0.47%	(0.23%)	(0.37%)	(0.47%)	(0.67%)
Total expenses	1.58%	1.60%	1.62%	1.60%	1.61%	1.64%
Portfolio turnover rate	722%	494%	350%	275%	162%	205%

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$34.28	$54.92	$48.37	$45.66	$56.81	$39.22
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	(.12)	(.50)	(.49)	(.54)	(.60)
Net gain (loss) on investments (realized and unrealized)	(8.82)	(20.52)	7.05	3.20	(10.61)	18.19
Total from investment operations	(8.80)	(20.64)	6.55	2.71	(11.15)	17.59
Net asset value, end of period	$25.48	$34.28	$54.92	$48.37	$45.66	$56.81

Total Return[c]	(25.67%)	(37.58%)	13.54%	5.94%	(19.63%)	44.85%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,691	$3,889	$8,616	$8,654	$10,144	$15,276
Ratios to average net assets:
Net investment income (loss)	0.12%	(0.24%)	(0.97%)	(1.11%)	(1.13%)	(1.43%)
Total expenses	2.33%	2.36%	2.37%	2.35%	2.36%	2.39%
Portfolio turnover rate	722%	494%	350%	275%	162%	205%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

FUND PROFILE (Unaudited)	September 30, 2015

FINANCIAL SERVICES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the financial services sector (“Financial Services Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 2, 1998
Advisor Class	April 6, 1998
A-Class	September 1, 2004
C-Class	April 19, 2001

Ten Largest Holdings (% of Total Net Assets)
Berkshire Hathaway, Inc. — Class B	2.3%
Wells Fargo & Co.	2.1%
JPMorgan Chase & Co.	1.9%
Bank of America Corp.	1.6%
Citigroup, Inc.	1.5%
Goldman Sachs Group, Inc.	1.2%
American International Group, Inc.	1.1%
American Express Co.	1.1%
U.S. Bancorp	1.1%
Simon Property Group, Inc.	1.0%
Top Ten Total	14.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
FINANCIAL SERVICES FUND

	Shares	Value

COMMON STOCKS† - 99.1%

Banks - 28.7%
Wells Fargo & Co.	17,531	$900,218
JPMorgan Chase & Co.	13,587	828,398
Bank of America Corp.	45,401	707,348
Citigroup, Inc.	13,513	670,380
Goldman Sachs Group, Inc.	2,886	501,471
U.S. Bancorp	11,533	472,968
Morgan Stanley	13,494	425,061
PNC Financial Services Group, Inc.	4,202	374,818
Bank of New York Mellon Corp.	9,394	367,775
Capital One Financial Corp.	4,661	338,016
BB&T Corp.	8,239	293,308
State Street Corp.	4,210	282,954
SunTrust Banks, Inc.	6,439	246,227
M&T Bank Corp.	1,958	238,778
Northern Trust Corp.	3,392	231,199
Fifth Third Bancorp	11,374	215,082
HDFC Bank Ltd. ADR	3,438	210,027
Royal Bank of Canada	3,762	207,851
Itau Unibanco Holding S.A. ADR	31,084	205,776
Citizens Financial Group, Inc.	8,300	198,038
ICICI Bank Ltd. ADR	23,319	195,413
Bank of Montreal	3,579	195,234
Regions Financial Corp.	21,325	192,138
Credicorp Ltd.	1,770	188,257
Toronto-Dominion Bank	4,706	185,511
Bank of Nova Scotia	4,207	185,445
KeyCorp	14,032	182,556
Popular, Inc.	5,950	179,869
HSBC Holdings plc ADR	4,709	178,377
Deutsche Bank AG	6,482	174,755
First Republic Bank	2,770	173,873
Banco Bradesco S.A. ADR	32,134	172,238
Barclays plc ADR	11,180	165,240
Banco Santander S.A. ADR	30,815	162,703
CIT Group, Inc.	4,041	161,761
Huntington Bancshares, Inc.	15,253	161,682
Signature Bank*	1,130	155,443
Comerica, Inc.	3,774	155,111
SVB Financial Group*	1,190	137,493
East West Bancorp, Inc.	3,510	134,854
City National Corp.	1,470	129,448
Zions Bancorporation	4,664	128,447
PacWest Bancorp	2,825	120,938
Cullen/Frost Bankers, Inc.	1,850	117,623
Synovus Financial Corp.	3,883	114,937
Prosperity Bancshares, Inc.	2,200	108,042
Webster Financial Corp.	2,970	105,821
Umpqua Holdings Corp.	6,490	105,787
First Horizon National Corp.	7,150	101,387
Texas Capital Bancshares, Inc.*	1,680	88,066
Total Banks		12,474,142

REITs - 27.8%
Simon Property Group, Inc.	2,409	442,581
Public Storage	1,708	361,465
American Tower Corp. — Class A	4,020	353,681
Equity Residential	4,179	313,926
Crown Castle International Corp.	3,858	304,280
Welltower, Inc.	4,342	294,040
AvalonBay Communities, Inc.	1,654	289,152
General Growth Properties, Inc.	10,535	273,594
Prologis, Inc.	6,706	260,863
Boston Properties, Inc.	2,108	249,587
Ventas, Inc.	4,341	243,357
Vornado Realty Trust	2,678	242,145
HCP, Inc.	6,241	232,477
Essex Property Trust, Inc.	1,021	228,112
Equinix, Inc.	830	226,922
Macerich Co.	2,672	205,263
Weyerhaeuser Co.	7,492	204,831
Realty Income Corp.	4,194	198,753
SL Green Realty Corp.	1,793	193,931
Extra Space Storage, Inc.	2,421	186,804
Host Hotels & Resorts, Inc.	11,753	185,814
Kimco Realty Corp.	7,471	182,517
Federal Realty Investment Trust	1,334	182,024
Digital Realty Trust, Inc.	2,703	176,560
Annaly Capital Management, Inc.	17,285	170,603
UDR, Inc.	4,944	170,469
Omega Healthcare Investors, Inc.	4,382	154,027
Plum Creek Timber Company, Inc.	3,815	150,731
Camden Property Trust	2,034	150,313
Brixmor Property Group, Inc.	6,350	149,098
Mid-America Apartment Communities, Inc.	1,806	147,857
Iron Mountain, Inc.	4,750	147,345
Duke Realty Corp.	7,649	145,713
VEREIT, Inc.	18,866	145,646
WP Carey, Inc.	2,498	144,409
Regency Centers Corp.	2,317	144,002
Apartment Investment & Management Co. — Class A	3,882	143,712
American Capital Agency Corp.	7,683	143,672
Kilroy Realty Corp.	2,186	142,440
Alexandria Real Estate Equities, Inc.	1,677	141,992
DDR Corp.	8,603	132,314
National Retail Properties, Inc.	3,591	130,246
Lamar Advertising Co. — Class A	2,480	129,406
Liberty Property Trust	4,082	128,624
Home Properties, Inc.	1,656	123,786
CubeSmart	4,534	123,370
Starwood Property Trust, Inc.	5,986	122,833
Taubman Centers, Inc.	1,770	122,272
American Campus Communities, Inc.	3,366	121,984

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
FINANCIAL SERVICES FUND

	Shares	Value

Weingarten Realty Investors	3,656	$121,050
Douglas Emmett, Inc.	4,139	118,872
BioMed Realty Trust, Inc.	5,789	115,664
Spirit Realty Capital, Inc.	12,305	112,468
Highwoods Properties, Inc.	2,896	112,220
Senior Housing Properties Trust	6,926	112,201
NorthStar Realty Finance Corp.	9,032	111,545
Sovran Self Storage, Inc.	1,170	110,331
Strategic Hotels & Resorts, Inc.*	7,992	110,210
Hospitality Properties Trust	4,194	107,283
Corrections Corporation of America	3,620	106,935
Tanger Factory Outlet Centers, Inc.	3,170	104,515
EPR Properties	1,986	102,418
DCT Industrial Trust, Inc.	3,022	101,721
RLJ Lodging Trust	3,975	100,448
LaSalle Hotel Properties	3,520	99,933
Two Harbors Investment Corp.	11,255	99,269
Rayonier, Inc.	4,335	95,673
New Residential Investment Corp.	7,150	93,665
Medical Properties Trust, Inc.	8,304	91,842
Sunstone Hotel Investors, Inc.	6,786	89,779
Brandywine Realty Trust	6,854	84,441
Corporate Office Properties Trust	3,896	81,933
WP GLIMCHER, Inc.	7,020	81,853
DiamondRock Hospitality Co.	7,358	81,306
Total REITs		12,107,118

Insurance - 23.0%
Berkshire Hathaway, Inc. — Class B*	7,745	1,009,947
American International Group, Inc.	8,401	477,344
MetLife, Inc.	8,511	401,293
ACE Ltd.	3,262	337,291
Prudential Financial, Inc.	4,400	335,323
Travelers Companies, Inc.	3,254	323,870
Chubb Corp.	2,550	312,758
Marsh & McLennan Companies, Inc.	5,602	292,536
Aflac, Inc.	4,782	277,978
Allstate Corp.	4,609	268,428
Aon plc	2,853	252,804
Hartford Financial Services Group, Inc.	5,281	241,764
Progressive Corp.	7,763	237,858
XL Group plc — Class A	6,427	233,429
PartnerRe Ltd.	1,520	211,098
Everest Re Group Ltd.	1,205	208,875
Arch Capital Group Ltd.*	2,830	207,920
Principal Financial Group, Inc.	4,317	204,367
Loews Corp.	5,649	204,155
Lincoln National Corp.	4,150	196,959
RenaissanceRe Holdings Ltd.	1,850	196,692
Markel Corp.*	240	192,446
Axis Capital Holdings Ltd.	3,560	191,243
Endurance Specialty Holdings Ltd.	3,120	190,414
Assured Guaranty Ltd.	7,290	182,250
Willis Group Holdings plc	4,400	180,268
Cincinnati Financial Corp.	3,257	175,227
Manulife Financial Corp.	11,100	171,828
Voya Financial, Inc.	4,290	166,323
HCC Insurance Holdings, Inc.	2,070	160,363
Alleghany Corp.*	340	159,157
Arthur J Gallagher & Co.	3,788	156,369
Unum Group	4,853	155,684
Torchmark Corp.	2,730	153,972
WR Berkley Corp.	2,791	151,747
American Financial Group, Inc.	2,090	144,022
Reinsurance Group of America, Inc. — Class A	1,580	143,132
Assurant, Inc.	1,760	139,058
AmTrust Financial Services, Inc.	2,150	135,407
StanCorp Financial Group, Inc.	1,140	130,188
First American Financial Corp.	3,080	120,336
Symetra Financial Corp.	3,590	113,588
Radian Group, Inc.	6,180	98,324
MGIC Investment Corp.*	10,250	94,915
Genworth Financial, Inc. — Class A*	17,332	80,074
Total Insurance		10,019,024

Diversified Financial Services - 13.3%
American Express Co.	6,433	476,878
BlackRock, Inc. — Class A	1,350	401,585
Charles Schwab Corp.	11,621	331,897
CME Group, Inc. — Class A	3,520	326,446
Intercontinental Exchange, Inc.	1,287	302,432
Synchrony Financial*	9,370	293,282
Franklin Resources, Inc.	7,058	262,981
Discover Financial Services	5,042	262,134
Ameriprise Financial, Inc.	2,372	258,856
T. Rowe Price Group, Inc.	3,523	244,849
TD Ameritrade Holding Corp.	7,079	225,395
Invesco Ltd.	6,368	198,873
Nasdaq, Inc.	3,374	179,935
Affiliated Managers Group, Inc.*	1,013	173,213
Ally Financial, Inc.*	8,450	172,211
E*TRADE Financial Corp.*	5,810	152,977
Raymond James Financial, Inc.	3,072	152,463
Santander Consumer USA Holdings, Inc.*	7,150	146,003
CBOE Holdings, Inc.	2,080	139,526
LendingClub Corp.*	9,670	127,934
Legg Mason, Inc.	2,930	121,917
LPL Financial Holdings, Inc.	2,840	112,947
Eaton Vance Corp.	3,378	112,893
Navient Corp.	9,660	108,578
Waddell & Reed Financial, Inc. — Class A	2,747	95,513
SLM Corp.*	12,900	95,460
NorthStar Asset Management Group, Inc.	5,950	85,442
Janus Capital Group, Inc.	6,272	85,299
WisdomTree Investments, Inc.	4,779	77,085
Ocwen Financial Corp.*	7,257	48,694
Total Diversified Financial Services		5,773,698

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2015
FINANCIAL SERVICES FUND

	Shares	Value

Real Estate - 1.8%
Brookfield Asset Management, Inc. — Class A	5,920	$186,124
CBRE Group, Inc. — Class A*	5,653	180,896
Jones Lang LaSalle, Inc.	1,014	145,783
Realogy Holdings Corp.*	3,540	133,210
Forest City Enterprises, Inc. — Class A*	6,350	127,826
Total Real Estate		773,839

Savings & Loans - 1.7%
New York Community Bancorp, Inc.	8,861	160,030
Hudson City Bancorp, Inc.	13,326	135,525
People’s United Financial, Inc.	7,935	124,818
Investors Bancorp, Inc.	9,560	117,970
First Niagara Financial Group, Inc.	11,065	112,974
BofI Holding, Inc.*	670	86,316
Total Savings & Loans		737,633

Commercial Services - 1.6%
McGraw Hill Financial, Inc.	3,180	275,070
Moody’s Corp.	2,599	255,222
SEI Investments Co.	3,382	163,114
Total Commercial Services		693,406

Investment Companies - 0.5%
Ares Capital Corp.	8,180	118,447
American Capital Ltd.*	8,170	99,347
Total Investment Companies		217,794

Holding Companies-Diversified - 0.4%
Leucadia National Corp.	7,568	153,328

Software - 0.3%
MSCI, Inc. — Class A	2,521	149,899

Total Common Stocks
(Cost $37,180,796)		43,099,881

	Face Amount

REPURCHASE AGREEMENTS††,1 - 0.6%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$203,126	203,126
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	49,093	49,093
Total Repurchase Agreements
(Cost $252,219)		252,219

Total Investments - 99.7%
(Cost $37,433,015)		$43,352,100
Other Assets & Liabilities, net - 0.3%		121,653
Total Net Assets - 100.0%		$43,473,753

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

FINANCIAL SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments, at value (cost $37,180,796)	$43,099,881
Repurchase agreements, at value (cost $252,219)	252,219
Total investments (cost $37,433,015)	43,352,100
Cash	2,260
Receivables:
Fund shares sold	166,736
Dividends	88,115
Securities lending income	2
Total assets	43,609,213

Liabilities:
Payable for:
Fund shares redeemed	74,892
Management fees	31,688
Transfer agent and administrative fees	9,320
Portfolio accounting fees	3,728
Distribution and service fees	3,244
Miscellaneous	12,588
Total liabilities	135,460
Commitments and contingent liabilities (Note 9)	—
Net assets	$43,473,753

Net assets consist of:
Paid in capital	$44,865,374
Undistributed net investment income	678,807
Accumulated net realized loss on investments	(7,989,513)
Net unrealized appreciation on investments	5,919,085
Net assets	$43,473,753

Investor Class:
Net assets	$32,146,680
Capital shares outstanding	299,941
Net asset value per share	$107.18

Advisor Class:
Net assets	$5,532,403
Capital shares outstanding	56,066
Net asset value per share	$98.68

A-Class:
Net assets	$4,421,129
Capital shares outstanding	43,529
Net asset value per share	$101.57
Maximum offering price per share (Net asset value divided by 95.25%)	$106.64

C-Class:
Net assets	$1,373,541
Capital shares outstanding	14,845
Net asset value per share	$92.53

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends (net of foreign withholding tax of $4,676)	$784,537
Income from securities lending, net	382
Interest	53
Total investment income	784,972

Expenses:
Management fees	228,501
Transfer agent and administrative fees	67,206
Distribution and service fees:
Advisor Class	13,221
A-Class	5,051
C-Class	7,963
Portfolio accounting fees	26,882
Custodian fees	3,089
Trustees’ fees*	1,709
Line of credit fees	131
Miscellaneous	30,170
Total expenses	383,923
Net investment income	401,049

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(3,142,270)
Net realized loss	(3,142,270)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,222,722)
Net change in unrealized appreciation (depreciation)	(3,222,722)
Net realized and unrealized loss	(6,364,992)
Net decrease in net assets resulting from operations	$(5,963,943)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$401,049	$277,758
Net realized loss on investments	(3,142,270)	(151,239)
Net change in unrealized appreciation (depreciation) on investments	(3,222,722)	2,347,454
Net increase (decrease) in net assets resulting from operations	(5,963,943)	2,473,973

Distributions to shareholders from:
Net investment income
Investor Class	—	(124,825)
Advisor Class	—	(15,302)
A-Class	—	(5,719)
C-Class	—	(3,673)
Total distributions to shareholders	—	(149,519)

Capital share transactions:
Proceeds from sale of shares
Investor Class	50,529,354	142,998,248
Advisor Class	14,586,367	21,042,008
A-Class	11,435,045	16,301,408
C-Class	9,861,517	22,259,319
Distributions reinvested
Investor Class	—	50,229
Advisor Class	—	15,281
A-Class	—	4,742
C-Class	—	3,317
Cost of shares redeemed
Investor Class	(64,429,696)	(112,502,368)
Advisor Class	(12,366,265)	(21,680,719)
A-Class	(8,965,872)	(21,300,899)
C-Class	(9,576,903)	(22,171,252)
Net increase (decrease) from capital share transactions	(8,926,453)	25,019,314
Net increase (decrease) in net assets	(14,890,396)	27,343,768

Net assets:
Beginning of period	58,364,149	31,020,381
End of period	$43,473,753	$58,364,149
Undistributed net investment income at end of period	$678,807	$277,758

Capital share activity:
Shares sold
Investor Class	436,796	1,279,802
Advisor Class	136,453	203,091
A-Class	105,394	151,873
C-Class	98,451	231,403
Shares issued from reinvestment of distributions
Investor Class	—	443
Advisor Class	—	146
A-Class	—	44
C-Class	—	34
Shares redeemed
Investor Class	(568,608)	(1,015,205)
Advisor Class	(122,399)	(207,816)
A-Class	(86,797)	(203,251)
C-Class	(96,118)	(230,221)
Net increase (decrease) in shares	(96,828)	210,343

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$115.57	$106.10	$90.67	$78.47	$81.18	$75.23
Income (loss) from investment operations:
Net investment income (loss)[b]	.98	.92	.78	.76	.61	.15
Net gain (loss) on investments (realized and unrealized)	(9.37)	8.81	15.21	11.99	(3.29)	6.75
Total from investment operations	(8.39)	9.73	15.99	12.75	(2.68)	6.90
Less distributions from:
Net investment income	—	(.26)	(.56)	(.55)	(.03)	(.95)
Total distributions	—	(.26)	(.56)	(.55)	(.03)	(.95)
Net asset value, end of period	$107.18	$115.57	$106.10	$90.67	$78.47	$81.18

Total Return[c]	(7.26%)	9.17%	17.67%	16.37%	(3.31%)	9.33%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$32,147	$49,897	$17,688	$17,007	$19,973	$4,885
Ratios to average net assets:
Net investment income (loss)	1.70%	0.82%	0.81%	0.95%	0.86%	0.19%
Total expenses	1.33%	1.34%	1.37%	1.36%	1.34%	1.39%
Portfolio turnover rate	125%	326%	414%	590%	970%	601%

Advisor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$106.60	$98.37	$84.51	$73.53	$76.47	$71.29
Income (loss) from investment operations:
Net investment income (loss)[b]	.46	.29	.24	.22	.26	(.14)
Net gain (loss) on investments (realized and unrealized)	(8.38)	8.20	14.18	11.31	(3.17)	6.27
Total from investment operations	(7.92)	8.49	14.42	11.53	(2.91)	6.13
Less distributions from:
Net investment income	—	(.26)	(.56)	(.55)	(.03)	(.95)
Total distributions	—	(.26)	(.56)	(.55)	(.03)	(.95)
Net asset value, end of period	$98.68	$106.60	$98.37	$84.51	$73.53	$76.47

Total Return[c]	(7.43%)	8.63%	17.10%	15.80%	(3.80%)	8.76%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,532	$4,479	$4,583	$7,103	$4,243	$3,634
Ratios to average net assets:
Net investment income (loss)	0.86%	0.28%	0.26%	0.29%	0.37%	(0.20%)
Total expenses	1.69%	1.85%	1.87%	1.85%	1.85%	1.89%
Portfolio turnover rate	125%	326%	414%	590%	970%	601%

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$109.65	$100.94	$86.48	$75.07	$77.87	$72.38
Income (loss) from investment operations:
Net investment income (loss)[b]	.55	.43	.58	.51	.45	(.01)
Net gain (loss) on investments (realized and unrealized)	(8.63)	8.54	14.44	11.45	(3.22)	6.45
Total from investment operations	(8.08)	8.97	15.02	11.96	(2.77)	6.44
Less distributions from:
Net investment income	—	(.26)	(.56)	(.55)	(.03)	(.95)
Total distributions	—	(.26)	(.56)	(.55)	(.03)	(.95)
Net asset value, end of period	$101.57	$109.65	$100.94	$86.48	$75.07	$77.87

Total Return[c]	(7.37%)	8.89%	17.41%	16.06%	(3.57%)	9.06%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,421	$2,734	$7,698	$1,826	$632	$1,782
Ratios to average net assets:
Net investment income (loss)	1.01%	0.41%	0.62%	0.66%	0.64%	(0.01%)
Total expenses	1.58%	1.59%	1.62%	1.61%	1.61%	1.64%
Portfolio turnover rate	125%	326%	414%	590%	970%	601%

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$100.28	$93.02	$80.30	$70.26	$73.42	$68.79
Income (loss) from investment operations:
Net investment income (loss)[b]	.20	(.22)	(.16)	.03	(.12)	(.49)
Net gain (loss) on investments (realized and unrealized)	(7.95)	7.74	13.44	10.56	(3.01)	6.07
Total from investment operations	(7.75)	7.52	13.28	10.59	(3.13)	5.58
Less distributions from:
Net investment income	—	(.26)	(.56)	(.55)	(.03)	(.95)
Total distributions	—	(.26)	(.56)	(.55)	(.03)	(.95)
Net asset value, end of period	$92.53	$100.28	$93.02	$80.30	$70.26	$73.42

Total Return[c]	(7.74%)	8.08%	16.58%	15.21%	(4.27%)	8.28%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,374	$1,255	$1,051	$1,440	$817	$1,114
Ratios to average net assets:
Net investment income (loss)	0.41%	(0.23%)	(0.18%)	0.04%	(0.18%)	(0.72%)
Total expenses	2.33%	2.35%	2.37%	2.36%	2.36%	2.39%
Portfolio turnover rate	125%	326%	414%	590%	970%	601%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and is not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

FUND PROFILE (Unaudited)	September 30, 2015

HEALTH CARE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the health care industry (“Health Care Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 17, 1998
Advisor Class	May 11, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001

Ten Largest Holdings (% of Total Net Assets)
Johnson & Johnson	3.1%
Pfizer, Inc.	2.6%
Gilead Sciences, Inc.	2.2%
Merck & Company, Inc.	2.2%
UnitedHealth Group, Inc.	2.0%
Amgen, Inc.	1.9%
Allergan plc	1.9%
Bristol-Myers Squibb Co.	1.9%
Eli Lilly & Co.	1.9%
AbbVie, Inc.	1.8%
Top Ten Total	21.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
HEALTH CARE FUND

	Shares	Value

COMMON STOCKS† - 99.5%

Pharmaceuticals - 38.7%
Johnson & Johnson	42,106	$3,930,594
Pfizer, Inc.	105,937	3,327,481
Merck & Company, Inc.	56,020	2,766,828
Allergan plc*	8,799	2,391,656
Bristol-Myers Squibb Co.	39,946	2,364,803
Eli Lilly & Co.	27,965	2,340,391
AbbVie, Inc.	40,909	2,225,859
Zoetis, Inc.	52,290	2,153,302
Abbott Laboratories	45,275	1,820,961
Express Scripts Holding Co.*	22,096	1,788,892
Valeant Pharmaceuticals International, Inc.*	9,344	1,666,783
McKesson Corp.	8,207	1,518,542
Cardinal Health, Inc.	15,232	1,170,122
AmerisourceBergen Corp. — Class A	11,060	1,050,589
Baxalta, Inc.	33,197	1,046,037
Teva Pharmaceutical Industries Ltd. ADR	17,667	997,479
Mylan N.V.*	24,752	996,516
Perrigo Company plc	5,994	942,676
Endo International plc*	13,358	925,442
Shire plc ADR	4,072	835,697
GlaxoSmithKline plc ADR	21,597	830,405
Novartis AG ADR	8,451	776,816
AstraZeneca plc ADR	21,876	696,094
Jazz Pharmaceuticals plc*	5,200	690,612
Novo Nordisk A/S ADR	12,700	688,848
Quintiles Transnational Holdings, Inc.*	9,739	677,542
Alkermes plc*	11,172	655,461
DexCom, Inc.*	7,000	601,020
Mallinckrodt plc*	9,244	591,061
VCA, Inc.*	9,305	489,908
OPKO Health, Inc.*	56,880	478,361
Clovis Oncology, Inc.*	4,755	437,270
ACADIA Pharmaceuticals, Inc.*	11,885	393,037
Neurocrine Biosciences, Inc.*	9,700	385,963
Akorn, Inc.*	13,535	385,815
Agios Pharmaceuticals, Inc.*	5,200	367,068
Anacor Pharmaceuticals, Inc.*	3,100	364,901
Horizon Pharma plc*	18,400	364,688
Impax Laboratories, Inc.*	10,000	352,100
Radius Health, Inc.*	4,200	291,102
Catalent, Inc.*	10,800	262,440
Lannett Company, Inc.*	6,300	261,576
Dyax Corp.*	13,000	248,170
Pacira Pharmaceuticals, Inc.*	5,900	242,490
Insys Therapeutics, Inc.*	7,400	210,604
Chimerix, Inc.*	5,200	198,640
Amicus Therapeutics, Inc.*	14,100	197,259
Sarepta Therapeutics, Inc.*	5,500	176,605
Depomed, Inc.*	7,700	145,145
Total Pharmaceuticals		48,721,651

Biotechnology - 20.3%
Gilead Sciences, Inc.	28,315	2,780,251
Amgen, Inc.	17,470	2,416,451
Celgene Corp.*	19,743	2,135,601
Biogen, Inc.*	6,638	1,937,035
Regeneron Pharmaceuticals, Inc.*	3,374	1,569,382
Alexion Pharmaceuticals, Inc.*	9,034	1,412,827
Illumina, Inc.*	6,514	1,145,291
Vertex Pharmaceuticals, Inc.*	10,605	1,104,405
Incyte Corp.*	9,127	1,006,982
BioMarin Pharmaceutical, Inc.*	8,732	919,654
Medivation, Inc.*	13,896	590,580
United Therapeutics Corp.*	4,456	584,805
Alnylam Pharmaceuticals, Inc.*	6,945	558,100
Seattle Genetics, Inc.*	13,233	510,264
Intercept Pharmaceuticals, Inc.*	3,000	497,580
Juno Therapeutics, Inc.*	12,100	492,349
Isis Pharmaceuticals, Inc.*	11,571	467,700
Charles River Laboratories International, Inc.*	6,185	392,871
Intrexon Corp.*	12,200	387,960
Myriad Genetics, Inc.*	10,000	374,800
Kite Pharma, Inc.*	6,700	373,056
Medicines Co.*	9,700	368,212
Bluebird Bio, Inc.*	4,200	359,310
Puma Biotechnology, Inc.*	4,536	341,833
Exact Sciences Corp.*	17,200	309,428
Novavax, Inc.*	40,900	289,163
Ultragenyx Pharmaceutical, Inc.*	3,000	288,930
AMAG Pharmaceuticals, Inc.*	6,500	258,245
Acorda Therapeutics, Inc.*	9,000	238,590
ZIOPHARM Oncology, Inc.*	25,790	232,368
ARIAD Pharmaceuticals, Inc.*	38,000	221,920
Achillion Pharmaceuticals, Inc.*	31,700	219,047
PDL BioPharma, Inc.	43,241	217,502
Celldex Therapeutics, Inc.*	19,900	209,746
Ligand Pharmaceuticals, Inc. — Class B*	2,400	205,560
Esperion Therapeutics, Inc.*	5,700	134,463
Total Biotechnology		25,552,261

Health care-Products - 18.2%
Medtronic plc	29,304	1,961,611
Stryker Corp.	14,980	1,409,619
IDEXX Laboratories, Inc.*	18,254	1,355,360
Becton Dickinson and Co.	9,534	1,264,780
Boston Scientific Corp.*	68,764	1,128,417
Zimmer Biomet Holdings, Inc.	10,951	1,028,627
Intuitive Surgical, Inc.*	2,218	1,019,348
Baxter International, Inc.	30,197	991,971
St. Jude Medical, Inc.	15,638	986,601
Edwards Lifesciences Corp.*	6,834	971,590
CR Bard, Inc.	4,718	879,011
Henry Schein, Inc.*	6,090	808,265
Hologic, Inc.*	20,210	790,817
Cooper Companies, Inc.	4,570	680,290

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2015
HEALTH CARE FUND

	Shares	Value

ResMed, Inc.	12,862	$655,448
DENTSPLY International, Inc.	12,783	646,436
Varian Medical Systems, Inc.*	8,737	644,616
Sirona Dental Systems, Inc.*	5,922	552,759
Teleflex, Inc.	4,380	544,040
Align Technology, Inc.*	9,254	525,257
Patterson Companies, Inc.	11,927	515,843
ABIOMED, Inc.*	5,300	491,628
STERIS Corp.	7,500	487,275
West Pharmaceutical Services, Inc.	8,800	476,256
Thoratec Corp.*	7,200	455,472
Cepheid*	9,057	409,376
Alere, Inc.*	6,600	317,790
Bio-Techne Corp.	3,400	314,364
Hill-Rom Holdings, Inc.	5,300	275,547
Wright Medical Group, Inc.*	10,900	229,118
HeartWare International, Inc.*	2,800	146,468
Total Health Care-Products		22,964,000

Health care-Services – 15.9%
UnitedHealth Group, Inc.	21,755	2,523,797
Aetna, Inc.	13,337	1,459,201
Anthem, Inc.	10,184	1,425,760
Cigna Corp.	10,380	1,401,508
HCA Holdings, Inc.*	17,274	1,336,317
Humana, Inc.	7,142	1,278,418
DaVita HealthCare Partners, Inc.*	13,131	949,765
Universal Health Services, Inc. — Class B	6,576	820,751
Laboratory Corporation of America Holdings*	7,362	798,556
Quest Diagnostics, Inc.	11,244	691,169
MEDNAX, Inc.*	8,306	637,818
Envision Healthcare Holdings, Inc.*	16,300	599,677
Centene Corp.*	10,520	570,500
Community Health Systems, Inc.*	12,085	516,875
Health Net, Inc.*	8,396	505,607
Amsurg Corp. — Class A*	6,100	474,031
Brookdale Senior Living, Inc. — Class A*	20,231	464,504
WellCare Health Plans, Inc.*	5,300	456,754
Molina Healthcare, Inc.*	6,426	442,430
HealthSouth Corp.	11,500	441,255
LifePoint Health, Inc.*	6,041	428,307
Tenet Healthcare Corp.*	11,400	420,888
ICON plc*	5,900	418,723
Acadia Healthcare Company, Inc.*	5,000	331,350
Kindred Healthcare, Inc.	16,200	255,150
Chemed Corp.	1,900	253,593
Adeptus Health, Inc. — Class A*	2,300	185,748
Total Health Care-Services		20,088,452

Electronics - 3.5%
Thermo Fisher Scientific, Inc.	13,779	1,684,897
Agilent Technologies, Inc.	23,283	799,305
Waters Corp.*	6,297	744,368
Mettler-Toledo International, Inc.*	2,450	697,613
PerkinElmer, Inc.	11,823	543,385
Total Electronics		4,469,568

Software - 2.2%
Cerner Corp.*	18,044	1,081,918
athenahealth, Inc.*	4,180	557,403
IMS Health Holdings, Inc.*	16,800	488,880
Allscripts Healthcare Solutions, Inc.*	28,800	357,120
Medidata Solutions, Inc.*	5,500	231,605
Total Software		2,716,926

Commercial Services - 0.7%
Team Health Holdings, Inc.*	8,500	459,255
PAREXEL International Corp.*	6,900	427,248
Total Commercial Services		886,503

Total Common Stocks
(Cost $80,311,967)		125,399,361

	Face Amount

REPURCHASE AGREEMENTS††,1 - 0.5%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$491,201	491,201
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	118,718	118,718
Total Repurchase Agreements
(Cost $609,919)		609,919

Total Investments - 100.0%
(Cost $80,921,886)		$126,009,280
Other Assets & Liabilities, net - 0.0%		55,911
Total Net Assets - 100.0%		$126,065,191

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments, at value (cost $80,311,967)	$125,399,361
Repurchase agreements, at value (cost $609,919)	609,919
Total investments (cost $80,921,886)	126,009,280
Receivables:
Fund shares sold	553,592
Dividends	138,959
Securities lending income	20,804
Interest	1
Total assets	126,722,636

Liabilities:
Payable for:
Fund shares redeemed	400,579
Management fees	127,233
Transfer agent and administrative fees	37,421
Distribution and service fees	23,857
Portfolio accounting fees	14,969
Miscellaneous	53,386
Total liabilities	657,445
Commitments and contingent liabilities (Note 9)	—
Net assets	$126,065,191

Net assets consist of:
Paid in capital	$79,532,544
Accumulated net investment loss	(193,509)
Accumulated net realized gain on investments	1,638,762
Net unrealized appreciation on investments	45,087,394
Net assets	$126,065,191

Investor Class:
Net assets	$53,546,429
Capital shares outstanding	1,686,475
Net asset value per share	$31.75

Advisor Class:
Net assets	$36,987,781
Capital shares outstanding	1,278,799
Net asset value per share	$28.92

A-Class:
Net assets	$24,813,370
Capital shares outstanding	834,671
Net asset value per share	$29.73
Maximum offering price per share (Net asset value divided by 95.25%)	$31.21

C-Class:
Net assets	$10,717,611
Capital shares outstanding	394,405
Net asset value per share	$27.17

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends	$1,279,980
Income from securities lending, net	527,124
Interest	209
Total investment income	1,807,313

Expenses:
Management fees	1,132,019
Transfer agent and administrative fees	332,946
Distribution and service fees:
Advisor Class	134,488
A-Class	33,481
C-Class	64,708
Portfolio accounting fees	129,601
Custodian fees	15,326
Trustees’ fees*	8,218
Line of credit fees	555
Miscellaneous	149,480
Total expenses	2,000,822
Net investment loss	(193,509)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	6,311,575
Net realized gain	6,311,575
Net change in unrealized appreciation (depreciation) on:
Investments	(32,586,659)
Net change in unrealized appreciation (depreciation)	(32,586,659)
Net realized and unrealized loss	(26,275,084)
Net decrease in net assets resulting from operations	$(26,468,593)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

HEALTH CARE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(193,509)	$(733,012)
Net realized gain on investments	6,311,575	8,068,372
Net change in unrealized appreciation (depreciation) on investments	(32,586,659)	40,282,429
Net increase (decrease) in net assets resulting from operations	(26,468,593)	47,617,789

Distributions to shareholders from:
Net realized gains
Investor Class	—	(1,752,480)
Advisor Class	—	(465,325)
A-Class	—	(250,757)
C-Class	—	(125,703)
Total distributions to shareholders	—	(2,594,265)

Capital share transactions:
Proceeds from sale of shares
Investor Class	196,266,235	349,067,609
Advisor Class	229,763,294	141,454,376
A-Class	39,821,428	42,834,467
C-Class	14,105,930	27,276,806
Distributions reinvested
Investor Class	—	1,343,589
Advisor Class	—	464,580
A-Class	—	203,075
C-Class	—	120,158
Cost of shares redeemed
Investor Class	(302,246,062)	(302,007,365)
Advisor Class	(238,279,293)	(139,767,422)
A-Class	(39,295,189)	(26,627,112)
C-Class	(13,389,293)	(25,514,379)
Net increase (decrease) from capital share transactions	(113,252,950)	68,848,382
Net increase (decrease) in net assets	(139,721,543)	113,871,906

Net assets:
Beginning of period	265,786,734	151,914,828
End of period	$126,065,191	$265,786,734
Accumulated net investment loss at end of period	$(193,509)	$—

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Capital share activity:
Shares sold
Investor Class	5,301,688	11,255,406
Advisor Class	6,801,394	4,878,949
A-Class	1,159,539	1,476,215
C-Class	450,674	1,010,754
Shares issued from reinvestment of distributions
Investor Class	—	41,909
Advisor Class	—	15,845
A-Class	—	6,749
C-Class	—	4,361
Shares redeemed
Investor Class	(8,510,071)	(9,940,130)
Advisor Class	(7,055,331)	(4,871,552)
A-Class	(1,179,224)	(931,513)
C-Class	(431,024)	(943,291)
Net increase (decrease) in shares	(3,462,355)	2,003,702

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

HEALTH CARE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$35.83	$27.76	$22.35	$18.83	$17.14	$15.80
Income (loss) from investment operations:
Net investment income (loss)[b]	— [c]	(.07)	(.03)	.09	.01	(.02)
Net gain (loss) on investments (realized and unrealized)	(4.08)	8.50	7.00	3.48	1.68	1.36
Total from investment operations	(4.08)	8.43	6.97	3.57	1.69	1.34
Less distributions from:
Net investment income	—	—	(.03)	(.05)	—	—
Net realized gains	—	(.36)	(1.53)	—	—	—
Total distributions	—	(.36)	(1.56)	(.05)	—	—
Net asset value, end of period	$31.75	$35.83	$27.76	$22.35	$18.83	$17.14

Total Return[d]	(11.39%)	30.51%	31.70%	18.98%	9.86%	8.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$53,546	$175,397	$98,209	$104,525	$39,036	$19,534
Ratios to average net assets:
Net investment income (loss)	0.00%[e]	(0.23%)	(0.12%)	0.45%	0.08%	(0.10%)
Total expenses	1.33%	1.34%	1.37%	1.35%	1.36%	1.38%
Portfolio turnover rate	135%	176%	277%	266%	582%	619%

Advisor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$32.71	$25.49	$20.73	$17.55	$16.04	$14.85
Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	(.21)	(.15)	(.06)	(.07)	(.05)
Net gain (loss) on investments (realized and unrealized)	(3.74)	7.79	6.47	3.29	1.58	1.24
Total from investment operations	(3.79)	7.58	6.32	3.23	1.51	1.19
Less distributions from:
Net investment income	—	—	(.03)	(.05)	—	—
Net realized gains	—	(.36)	(1.53)	—	—	—
Total distributions	—	(.36)	(1.56)	(.05)	—	—
Net asset value, end of period	$28.92	$32.71	$25.49	$20.73	$17.55	$16.04

Total Return[d]	(11.59%)	29.89%	31.03%	18.43%	9.41%	8.01%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$36,988	$50,135	$38,480	$3,605	$4,275	$2,229
Ratios to average net assets:
Net investment income (loss)	(0.29%)	(0.73%)	(0.62%)	(0.31%)	(0.44%)	(0.36%)
Total expenses	1.74%	1.85%	1.87%	1.86%	1.85%	1.88%
Portfolio turnover rate	135%	176%	277%	266%	582%	619%

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$33.60	$26.11	$21.15	$17.87	$16.30	$15.05
Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)	(.14)	(.09)	.04	(.02)	(.02)
Net gain (loss) on investments (realized and unrealized)	(3.83)	7.99	6.61	3.29	1.59	1.27
Total from investment operations	(3.87)	7.85	6.52	3.33	1.57	1.25
Less distributions from:
Net investment income	—	—	(.03)	(.05)	—	—
Net realized gains	—	(.36)	(1.53)	—	—	—
Total distributions	—	(.36)	(1.56)	(.05)	—	—
Net asset value, end of period	$29.73	$33.60	$26.11	$21.15	$17.87	$16.30

Total Return[d]	(11.52%)	30.21%	31.36%	18.65%	9.63%	8.31%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,813	$28,704	$7,909	$3,660	$2,964	$1,156
Ratios to average net assets:
Net investment income (loss)	(0.24%)	(0.47%)	(0.37%)	0.20%	(0.13%)	(0.14%)
Total expenses	1.58%	1.59%	1.62%	1.60%	1.60%	1.63%
Portfolio turnover rate	135%	176%	277%	266%	582%	619%

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$30.82	$24.16	$19.81	$16.86	$15.50	$14.39
Income (loss) from investment operations:
Net investment income (loss)[b]	(.15)	(.33)	(.26)	(.09)	(.14)	(.11)
Net gain (loss) on investments (realized and unrealized)	(3.50)	7.35	6.17	3.09	1.50	1.22
Total from investment operations	(3.65)	7.02	5.91	3.00	1.36	1.11
Less distributions from:
Net investment income	—	—	(.03)	(.05)	—	—
Net realized gains	—	(.36)	(1.53)	—	—	—
Total distributions	—	(.36)	(1.56)	(.05)	—	—
Net asset value, end of period	$27.17	$30.82	$24.16	$19.81	$16.86	$15.50

Total Return[d]	(11.84%)	29.21%	30.38%	17.81%	8.77%	7.71%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,718	$11,551	$7,318	$4,589	$3,468	$3,870
Ratios to average net assets:
Net investment income (loss)	(0.96%)	(1.24%)	(1.14%)	(0.53%)	(0.91%)	(0.76%)
Total expenses	2.33%	2.34%	2.37%	2.35%	2.36%	2.38%
Portfolio turnover rate	135%	176%	277%	266%	582%	619%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income (loss) is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

FUND PROFILE (Unaudited)	September 30, 2015

INTERNET FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that provide products or services designed for or related to the Internet (“Internet Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 6, 2000
Advisor Class	April 6, 2000
A-Class	September 1, 2004
C-Class	April 19, 2001

Ten Largest Holdings (% of Total Net Assets)
Google, Inc. — Class A	6.6%
Facebook, Inc. — Class A	5.1%
Amazon.com, Inc.	5.0%
Cisco Systems, Inc.	3.7%
QUALCOMM, Inc.	2.9%
Priceline Group, Inc.	2.5%
Time Warner, Inc.	2.4%
salesforce.com, Inc.	2.2%
Netflix, Inc.	2.1%
PayPal Holdings, Inc.	1.9%
Top Ten Total	34.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
INTERNET FUND

	Shares	Value

COMMON STOCKS† - 99.8%

Internet - 52.5%
Google, Inc. — Class A*	2,462	$1,571,668
Facebook, Inc. — Class A*	13,309	1,196,479
Amazon.com, Inc.*	2,305	1,179,907
Priceline Group, Inc.*	480	593,692
Netflix, Inc.*	4,785	494,098
eBay, Inc.*	16,164	395,048
Yahoo!, Inc.*	13,228	382,421
LinkedIn Corp. — Class A*	1,986	377,598
Expedia, Inc.	3,090	363,631
Twitter, Inc.*	11,871	319,805
Alibaba Group Holding Ltd. ADR*	4,700	277,159
Symantec Corp.	14,232	277,098
VeriSign, Inc.*	3,188	224,945
TripAdvisor, Inc.*	3,496	220,318
F5 Networks, Inc.*	1,892	219,094
Baidu, Inc. ADR*	1,505	206,802
Vipshop Holdings Ltd. ADR*	12,209	205,111
Ctrip.com International Ltd. ADR*	2,976	188,024
Qihoo 360 Technology Company Ltd. ADR*	3,869	185,054
Liberty Ventures*	4,454	179,719
SouFun Holdings Ltd. ADR	26,399	174,233
Zillow Group, Inc. — Class A*	6,038	173,472
IAC/InterActiveCorp	2,640	172,313
Pandora Media, Inc.*	7,997	170,656
Zillow Group, Inc. — Class C*	6,186	167,022
58.com, Inc. ADR*	3,470	163,264
Autohome, Inc. ADR*	4,880	158,746
Bitauto Holdings Ltd. ADR*	5,315	158,228
SINA Corp.*	3,895	156,267
JD.com, Inc. ADR*	5,610	146,197
Youku Tudou, Inc. ADR*	8,145	143,596
YY, Inc. ADR*	2,628	143,331
j2 Global, Inc.	2,020	143,117
MercadoLibre, Inc.	1,443	131,400
HomeAway, Inc.*	4,332	114,971
zulily, Inc. — Class A*	6,353	110,542
GrubHub, Inc.*	4,374	106,463
comScore, Inc.*	2,160	99,684
Groupon, Inc. — Class A*	30,010	97,833
WebMD Health Corp. — Class A*	2,309	91,991
Yelp, Inc. — Class A*	4,164	90,192
Cogent Communications Holdings, Inc.	3,247	88,189
Shutterfly, Inc.*	2,381	85,121
Stamps.com, Inc.*	1,110	82,151
Shutterstock, Inc.*	2,550	77,112
Wayfair, Inc. — Class A*	1,920	67,315
Sohu.com, Inc.*	1,590	65,667
Total Internet		12,436,744

Telecommunications - 16.4%
Cisco Systems, Inc.	33,797	887,171
Palo Alto Networks, Inc.*	1,668	286,896
Motorola Solutions, Inc.	3,926	268,459
Juniper Networks, Inc.	9,318	239,566
CommScope Holding Company, Inc.*	5,828	175,015
Nokia Oyj ADR	23,125	156,788
Arista Networks, Inc.*	2,530	154,811
ARRIS Group, Inc.*	5,542	143,926
Gogo, Inc.*	9,347	142,822
Telefonaktiebolaget LM Ericsson ADR	14,523	142,035
ViaSat, Inc.*	2,130	136,938
Ubiquiti Networks, Inc.	3,826	129,663
Infinera Corp.*	6,350	124,206
Ciena Corp.*	5,879	121,813
InterDigital, Inc.	2,110	106,766
LogMeIn, Inc.*	1,530	104,285
Plantronics, Inc.	2,000	101,700
Polycom, Inc.*	8,606	90,191
Viavi Solutions, Inc.*	15,766	84,663
Ruckus Wireless, Inc.*	6,568	78,028
Finisar Corp.*	6,887	76,652
NETGEAR, Inc.*	2,560	74,675
ADTRAN, Inc.	4,389	64,079
Total Telecommunications		3,891,148

Software - 10.6%
salesforce.com, Inc.*	7,360	511,005
Intuit, Inc.	4,272	379,140
Red Hat, Inc.*	3,907	280,835
Akamai Technologies, Inc.*	3,762	259,804
NetEase, Inc. ADR	1,573	188,949
Check Point Software Technologies Ltd.*	2,300	182,459
Dealertrack Technologies, Inc.*	2,306	145,647
Rackspace Hosting, Inc.*	5,230	129,076
Veeva Systems, Inc. — Class A*	5,440	127,350
Allscripts Healthcare Solutions, Inc.*	9,016	111,798
Demandware, Inc.*	1,970	101,810
Cornerstone OnDemand, Inc.*	2,990	98,670
Total Software		2,516,543

Diversified Financial Services - 4.8%
Charles Schwab Corp.	15,803	451,333
TD Ameritrade Holding Corp.	9,620	306,301
E*TRADE Financial Corp.*	7,860	206,954
LendingClub Corp.*	13,031	172,400
Total Diversified Financial Services		1,136,988

Semiconductors - 4.7%
QUALCOMM, Inc.	12,924	694,407
Broadcom Corp. — Class A	8,186	421,006
Total Semiconductors		1,115,413

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2015
INTERNET FUND

	Shares	Value

Commercial Services - 4.0%
PayPal Holdings, Inc.*	14,594	$452,997
CoStar Group, Inc.*	1,044	180,675
Live Nation Entertainment, Inc.*	6,826	164,097
Cimpress N.V.*	2,034	154,808
Total Commercial Services		952,577

Media - 2.4%
Time Warner, Inc.	8,262	568,013

Computers - 1.5%
Brocade Communications Systems, Inc.	15,163	157,392
BlackBerry Ltd.*	18,539	113,644
NetScout Systems, Inc.*	1,980	70,033
Total Computers		341,069

REITs - 1.3%
Equinix, Inc.	1,082	295,819

Aerospace & Defense - 1.0%
Harris Corp.	3,242	237,152

Retail - 0.3%
Jumei International Holding Ltd. ADR*	7,080	69,879

Leisure Time - 0.3%
Qunar Cayman Islands Ltd. ADR*	2,210	66,455

Total Common Stocks
(Cost $18,197,474)		23,627,800

	Face Amount

REPURCHASE AGREEMENTS††,1 - 0.6%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$119,449	119,449
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	28,869	28,869
Total Repurchase Agreements
(Cost $148,318)		148,318

Total Investments - 100.4%
(Cost $18,345,792)		$23,776,118
Other Assets & Liabilities, net - (0.4)%		(87,713)
Total Net Assets - 100.0%		$23,688,405

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INTERNET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments, at value (cost $18,197,474)	$23,627,800
Repurchase agreements, at value (cost $148,318)	148,318
Total investments (cost $18,345,792)	23,776,118
Receivables:
Securities sold	840,725
Fund shares sold	23,506
Dividends	2,038
Foreign taxes reclaim	1,328
Securities lending income	186
Total assets	24,643,901

Liabilities:
Payable for:
Fund shares redeemed	921,632
Management fees	15,536
Transfer agent and administrative fees	4,569
Distribution and service fees	3,776
Portfolio accounting fees	1,828
Miscellaneous	8,155
Total liabilities	955,496
Commitments and contingent liabilities (Note 9)	—
Net assets	$23,688,405

Net assets consist of:
Paid in capital	$23,952,014
Accumulated net investment loss	(168,550)
Accumulated net realized loss on investments	(5,525,385)
Net unrealized appreciation on investments	5,430,326
Net assets	$23,688,405

Investor Class:
Net assets	$11,418,124
Capital shares outstanding	154,286
Net asset value per share	$74.01

Advisor Class:
Net assets	$2,653,490
Capital shares outstanding	39,052
Net asset value per share	$67.95

A-Class:
Net assets	$7,047,559
Capital shares outstanding	100,740
Net asset value per share	$69.96
Maximum offering price per share (Net asset value divided by 95.25%)	$73.45

C-Class:
Net assets	$2,569,232
Capital shares outstanding	40,451
Net asset value per share	$63.51

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends (net of foreign withholding tax of $1,109)	$83,163
Income from securities lending, net	6,671
Interest	35
Total investment income	89,869

Expenses:
Management fees	138,705
Transfer agent and administrative fees	40,796
Distribution and service fees:
Advisor Class	22,902
A-Class	4,803
C-Class	13,441
Portfolio accounting fees	16,318
Custodian fees	1,890
Trustees’ fees*	829
Line of credit fees	16
Miscellaneous	18,719
Total expenses	258,419
Net investment loss	(168,550)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(3,595,625)
Net realized loss	(3,595,625)
Net change in unrealized appreciation (depreciation) on:
Investments	(440,574)
Net change in unrealized appreciation (depreciation)	(440,574)
Net realized and unrealized loss	(4,036,199)
Net decrease in net assets resulting from operations	$(4,204,749)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

INTERNET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(168,550)	$(182,551)
Net realized gain (loss) on investments	(3,595,625)	3,805,670
Net change in unrealized appreciation (depreciation) on investments	(440,574)	(3,557,558)
Net increase (decrease) in net assets resulting from operations	(4,204,749)	65,561

Distributions to shareholders from:
Net realized gains
Investor Class	—	(212,285)
Advisor Class	—	(44,657)
A-Class	—	(66,053)
C-Class	—	(76,244)
Total distributions to shareholders	—	(399,239)

Capital share transactions:
Proceeds from sale of shares
Investor Class	40,493,175	43,138,842
Advisor Class	121,388,472	94,544,871
A-Class	17,831,203	4,055,990
C-Class	4,230,450	11,747,458
Distributions reinvested
Investor Class	—	205,625
Advisor Class	—	44,428
A-Class	—	53,517
C-Class	—	74,878
Cost of shares redeemed
Investor Class	(36,092,220)	(61,299,428)
Advisor Class	(118,263,257)	(105,054,927)
A-Class	(12,367,880)	(14,360,288)
C-Class	(3,942,989)	(14,064,904)
Net increase (decrease) from capital share transactions	13,276,954	(40,913,938)
Net increase (decrease) in net assets	9,072,205	(41,247,616)

Net assets:
Beginning of period	14,616,200	55,863,816
End of period	$23,688,405	$14,616,200
Accumulated net investment loss at end of period	$(168,550)	$—

Capital share activity:
Shares sold
Investor Class	503,510	568,304
Advisor Class	1,621,684	1,359,702
A-Class	236,910	55,579
C-Class	61,719	177,866
Shares issued from reinvestment of distributions
Investor Class	—	2,672
Advisor Class	—	626
A-Class	—	734
C-Class	—	1,124
Shares redeemed
Investor Class	(456,172)	(821,508)
Advisor Class	(1,608,177)	(1,504,575)
A-Class	(163,597)	(205,087)
C-Class	(57,539)	(213,643)
Net increase (decrease) in shares	138,338	(578,206)

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INTERNET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$77.87	$75.05	$55.46	$51.90	$52.28	$41.74
Income (loss) from investment operations:
Net investment income (loss)[b]	(.31)	(.49)	(.62)	(.44)	(.51)	(.34)
Net gain (loss) on investments (realized and unrealized)	(3.55)	5.27	20.53	5.26	.13	10.88
Total from investment operations	(3.86)	4.78	19.91	4.82	(.38)	10.54
Less distributions from:
Net realized gains	—	(1.96)	(.32)	(1.26)	—	—
Total distributions	—	(1.96)	(.32)	(1.26)	—	—
Net asset value, end of period	$74.01	$77.87	$75.05	$55.46	$51.90	$52.28

Total Return[c]	(4.96%)	6.40%	35.93%	9.65%	(0.73%)	25.25%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,418	$8,328	$26,828	$6,109	$6,206	$20,589
Ratios to average net assets:
Net investment income (loss)	(0.77%)	(0.64%)	(0.87%)	(0.87%)	(1.05%)	(0.69%)
Total expenses	1.33%	1.35%	1.37%	1.35%	1.36%	1.39%
Portfolio turnover rate	399%	495%	472%	442%	380%	291%

Advisor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$71.64	$69.58	$51.70	$48.71	$49.31	$39.57
Income (loss) from investment operations:
Net investment income (loss)[b]	(.43)	(.78)	(1.07)	(.64)	(.71)	(.59)
Net gain (loss) on investments (realized and unrealized)	(3.26)	4.80	19.27	4.89	.11	10.33
Total from investment operations	(3.69)	4.02	18.20	4.25	(.60)	9.74
Less distributions from:
Net realized gains	—	(1.96)	(.32)	(1.26)	—	—
Total distributions	—	(1.96)	(.32)	(1.26)	—	—
Net asset value, end of period	$67.95	$71.64	$69.58	$51.70	$48.71	$49.31

Total Return[c]	(5.15%)	5.80%	35.23%	9.13%	(1.24%)	24.61%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,653	$1,830	$11,814	$552	$719	$2,124
Ratios to average net assets:
Net investment income (loss)	(1.16%)	(1.12%)	(1.53%)	(1.36%)	(1.58%)	(1.32%)
Total expenses	1.71%	1.85%	1.87%	1.85%	1.86%	1.89%
Portfolio turnover rate	399%	495%	472%	442%	380%	291%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

INTERNET FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$73.71	$71.32	$52.85	$49.63	$50.13	$40.12
Income (loss) from investment operations:
Net investment income (loss)[b]	(.41)	(.61)	(.79)	(.52)	(.64)	(.46)
Net gain (loss) on investments (realized and unrealized)	(3.34)	4.96	19.58	5.00	.14	10.47
Total from investment operations	(3.75)	4.35	18.79	4.48	(.50)	10.01
Less distributions from:
Net realized gains	—	(1.96)	(.32)	(1.26)	—	—
Total distributions	—	(1.96)	(.32)	(1.26)	—	—
Net asset value, end of period	$69.96	$73.71	$71.32	$52.85	$49.63	$50.13

Total Return[c]	(5.09%)	6.12%	35.58%	9.41%	(1.00%)	24.95%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,048	$2,022	$12,566	$1,192	$828	$1,101
Ratios to average net assets:
Net investment income (loss)	(1.09%)	(0.86%)	(1.12%)	(1.08%)	(1.39%)	(1.01%)
Total expenses	1.58%	1.61%	1.62%	1.60%	1.61%	1.64%
Portfolio turnover rate	399%	495%	472%	442%	380%	291%

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$67.17	$65.64	$49.03	$46.50	$47.30	$38.17
Income (loss) from investment operations:
Net investment income (loss)[b]	(.60)	(1.11)	(1.16)	(.85)	(.94)	(.83)
Net gain (loss) on investments (realized and unrealized)	(3.06)	4.60	18.09	4.64	.14	9.96
Total from investment operations	(3.66)	3.49	16.93	3.79	(.80)	9.13
Less distributions from:
Net realized gains	—	(1.96)	(.32)	(1.26)	—	—
Total distributions	—	(1.96)	(.32)	(1.26)	—	—
Net asset value, end of period	$63.51	$67.17	$65.64	$49.03	$46.50	$47.30

Total Return[c]	(5.43%)	5.34%	34.56%	8.55%	(1.69%)	23.92%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,569	$2,436	$4,655	$1,111	$643	$1,770
Ratios to average net assets:
Net investment income (loss)	(1.75%)	(1.68%)	(1.85%)	(1.91%)	(2.17%)	(1.92%)
Total expenses	2.33%	2.35%	2.37%	2.35%	2.36%	2.39%
Portfolio turnover rate	399%	495%	472%	442%	380%	291%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2015

LEISURE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in leisure and entertainment businesses (“Leisure Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
Advisor Class	June 3, 1998
A-Class	September 1, 2004
C-Class	May 3, 2001

Ten Largest Holdings (% of Total Net Assets)
Walt Disney Co.	4.1%
Comcast Corp. — Class A	3.7%
Philip Morris International, Inc.	3.4%
Altria Group, Inc.	3.1%
McDonald’s Corp.	3.0%
Starbucks Corp.	2.8%
Reynolds American, Inc.	2.5%
Time Warner, Inc.	2.3%
Twenty-First Century Fox, Inc. — Class A	2.3%
Time Warner Cable, Inc.	2.2%
Top Ten Total	29.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
LEISURE FUND

	Shares	Value

COMMON STOCKS† - 99.4%

Media - 32.4%
Walt Disney Co.	11,261	$1,150,873
Comcast Corp. — Class A	18,015	1,024,692
Time Warner, Inc.	9,482	651,888
Twenty-First Century Fox, Inc. — Class A	23,919	645,335
Time Warner Cable, Inc.	3,448	618,468
Thomson Reuters Corp.	12,074	486,099
Charter Communications, Inc. — Class A*	2,230	392,146
DISH Network Corp. — Class A*	6,696	390,645
CBS Corp. — Class B	9,395	374,860
Viacom, Inc. — Class B	8,212	354,348
Discovery Communications, Inc. — Class A*	12,883	335,344
Liberty Media Corp. — Class A*	8,200	292,904
Cablevision Systems Corp. — Class A	8,716	283,009
News Corp. — Class A	18,324	231,249
Liberty Global plc*	5,509	225,979
Scripps Networks Interactive, Inc. — Class A	4,354	214,173
AMC Networks, Inc. — Class A*	2,640	193,169
TEGNA, Inc.	8,579	192,084
Grupo Televisa SAB ADR	6,430	167,309
Starz — Class A*	4,367	163,064
Tribune Media Co. — Class A	4,350	154,860
Sinclair Broadcast Group, Inc. — Class A	5,180	131,158
Gannett Company, Inc.	8,169	120,329
Nexstar Broadcasting Group, Inc. — Class A	2,390	113,167
Meredith Corp.	2,540	108,153
Time, Inc.	5,595	106,585
Total Media		9,121,890

Retail - 20.3%
McDonald’s Corp.	8,629	850,214
Starbucks Corp.	13,978	794,509
Chipotle Mexican Grill, Inc. — Class A*	599	431,430
Yum! Brands, Inc.	5,341	427,013
Darden Restaurants, Inc.	3,829	262,440
Domino’s Pizza, Inc.	2,024	218,410
Panera Bread Co. — Class A*	1,078	208,496
Restaurant Brands International, Inc.	5,571	200,110
Dunkin’ Brands Group, Inc.	3,950	193,550
Cracker Barrel Old Country Store, Inc.	1,190	175,263
Buffalo Wild Wings, Inc.*	897	173,507
Jack in the Box, Inc.	2,030	156,391
Brinker International, Inc.	2,824	148,740
Papa John’s International, Inc.	2,170	148,602
Vista Outdoor, Inc.*	3,238	143,864
Texas Roadhouse, Inc. — Class A	3,844	142,997
Cheesecake Factory, Inc.	2,560	138,138
Wendy’s Co.	15,573	134,706
DineEquity, Inc.	1,300	119,158
Shake Shack, Inc. — Class A*	2,440	115,656
Bloomin’ Brands, Inc.	5,881	106,917
Sonic Corp.	4,230	97,079
Red Robin Gourmet Burgers, Inc.*	1,210	91,645
Bob Evans Farms, Inc.	2,000	86,700
Zoe’s Kitchen, Inc.*	2,190	86,483
El Pollo Loco Holdings, Inc.*	4,840	52,175
Total Retail		5,704,193

Lodging - 10.1%
Hilton Worldwide Holdings, Inc.	22,810	523,260
Las Vegas Sands Corp.	11,007	417,935
Marriott International, Inc. — Class A	5,343	364,393
Starwood Hotels & Resorts Worldwide, Inc.	4,216	280,280
MGM Resorts International*	14,000	258,300
Wyndham Worldwide Corp.	3,421	245,970
Hyatt Hotels Corp. — Class A*	4,650	219,015
Melco Crown Entertainment Ltd. ADR	12,593	173,280
Wynn Resorts Ltd.	3,071	163,132
La Quinta Holdings, Inc.*	6,210	97,994
Boyd Gaming Corp.*	5,940	96,822
Total Lodging		2,840,381

Agriculture - 9.0%
Philip Morris International, Inc.	11,873	941,884
Altria Group, Inc.	16,209	881,770
Reynolds American, Inc.	15,896	703,716
Total Agriculture		2,527,370

Beverages - 7.2%
Constellation Brands, Inc. — Class A	3,391	424,587
Brown-Forman Corp. — Class B	4,183	405,333
Molson Coors Brewing Co. — Class B	3,914	324,940
Anheuser-Busch InBev S.A. ADR	2,583	274,625
Ambev S.A. ADR	47,496	232,730
Diageo plc ADR	2,010	216,658
Boston Beer Company, Inc. — Class A*	700	147,427
Total Beverages		2,026,300

Leisure Time - 6.9%
Carnival Corp.	10,691	531,343
Royal Caribbean Cruises Ltd.	4,212	375,247
Norwegian Cruise Line Holdings Ltd.*	5,360	307,128
Harley-Davidson, Inc.	5,331	292,672
Polaris Industries, Inc.	2,030	243,336
Brunswick Corp.	3,757	179,923
Total Leisure Time		1,929,649

Entertainment - 6.2%
Lions Gate Entertainment Corp.	5,397	198,610
MSG Networks Inc. — Class A*	2,680	193,335
Six Flags Entertainment Corp.	3,940	180,372
Vail Resorts, Inc.	1,670	174,816
Cinemark Holdings, Inc.	5,126	166,544
Regal Entertainment Group — Class A	8,090	151,202
International Game Technology plc	9,428	144,532
Marriott Vacations Worldwide Corp.	1,890	128,785

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2015
LEISURE FUND

	Shares	Value

Pinnacle Entertainment, Inc.*	3,566	$120,673
DreamWorks Animation SKG, Inc. — Class A*	5,845	101,995
Penn National Gaming, Inc.*	5,890	98,834
SeaWorld Entertainment, Inc.	5,280	94,037
Total Entertainment		1,753,735

Software - 3.4%
Activision Blizzard, Inc.	13,303	410,930
Electronic Arts, Inc.*	5,867	397,489
Take-Two Interactive Software, Inc.*	4,771	137,071
Total Software		945,490

Toys, Games & Hobbies - 1.7%
Hasbro, Inc.	3,472	250,470
Mattel, Inc.	10,319	217,318
Total Toys, Games & Hobbies		467,788

Commercial Services - 1.5%
Aramark	7,686	227,813
Live Nation Entertainment, Inc.*	7,822	188,041
Total Commercial Services		415,854

Electronics - 0.7%
IMAX Corp.*	5,830	196,996

Total Common Stocks
(Cost $23,551,367)		27,929,646

	Face Amount

REPURCHASE AGREEMENTS††,1 - 0.4%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$97,881	97,881
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	23,657	23,657
Total Repurchase Agreements
(Cost $121,538)		121,538

Total Investments - 99.8%
(Cost $23,672,905)		$28,051,184
Other Assets & Liabilities, net - 0.2%		59,487
Total Net Assets - 100.0%		$28,110,671

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 85

LEISURE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments, at value (cost $23,551,367)	$27,929,646
Repurchase agreements, at value (cost $121,538)	121,538
Total investments (cost $23,672,905)	28,051,184
Receivables:
Fund shares sold	71,247
Dividends	55,717
Foreign taxes reclaim	1,733
Total assets	28,179,881

Liabilities:
Payable for:
Fund shares redeemed	27,509
Management fees	20,149
Transfer agent and administrative fees	5,926
Distribution and service fees	3,788
Portfolio accounting fees	2,370
Miscellaneous	9,468
Total liabilities	69,210
Commitments and contingent liabilities (Note 9)	—
Net assets	$28,110,671

Net assets consist of:
Paid in capital	$25,778,707
Undistributed net investment income	338,569
Accumulated net realized loss on investments	(2,384,884)
Net unrealized appreciation on investments	4,378,279
Net assets	$28,110,671

Investor Class:
Net assets	$13,524,427
Capital shares outstanding	235,202
Net asset value per share	$57.50

Advisor Class:
Net assets	$2,923,341
Capital shares outstanding	55,761
Net asset value per share	$52.43

A-Class:
Net assets	$10,262,514
Capital shares outstanding	190,870
Net asset value per share	$53.77
Maximum offering price per share (Net asset value divided by 95.25%)	$56.45

C-Class:
Net assets	$1,400,389
Capital shares outstanding	28,209
Net asset value per share	$49.64

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends (net of foreign withholding tax of $6,391)	$391,372
Income from securities lending, net	27,976
Interest	52
Total investment income	419,400

Expenses:
Management fees	213,870
Transfer agent and administrative fees	62,903
Distribution and service fees:
Advisor Class	11,605
A-Class	12,707
C-Class	7,708
Portfolio accounting fees	25,161
Custodian fees	2,881
Trustees’ fees*	1,582
Line of credit fees	45
Miscellaneous	27,898
Total expenses	366,360
Net investment income	53,040

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(465,804)
Net realized loss	(465,804)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,141,461)
Net change in unrealized appreciation (depreciation)	(3,141,461)
Net realized and unrealized loss	(3,607,265)
Net decrease in net assets resulting from operations	$(3,554,225)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$53,040	$285,529
Net realized gain (loss) on investments	(465,804)	5,468,270
Net change in unrealized appreciation (depreciation) on investments	(3,141,461)	(1,903,716)
Net increase (decrease) in net assets resulting from operations	(3,554,225)	3,850,083

Distributions to shareholders from:
Net investment income
Investor Class	—	(86,741)
Advisor Class	—	(2,421)
A-Class	—	(3,222)
C-Class	—	(2,262)
Net realized gains
Investor Class	—	(819,251)
Advisor Class	—	(22,866)
A-Class	—	(30,437)
C-Class	—	(21,361)
Total distributions to shareholders	—	(988,561)

Capital share transactions:
Proceeds from sale of shares
Investor Class	40,751,789	66,551,897
Advisor Class	61,401,775	92,571,748
A-Class	14,912,000	16,562,062
C-Class	429,681	3,107,048
Distributions reinvested
Investor Class	—	233,102
Advisor Class	—	25,054
A-Class	—	32,921
C-Class	—	22,369
Cost of shares redeemed
Investor Class	(73,854,028)	(44,791,384)
Advisor Class	(64,504,916)	(88,739,965)
A-Class	(14,810,849)	(7,989,563)
C-Class	(521,108)	(3,077,948)
Net increase (decrease) from capital share transactions	(36,195,656)	34,507,341
Net increase (decrease) in net assets	(39,749,881)	37,368,863

Net assets:
Beginning of period	67,860,552	30,491,689
End of period	$28,110,671	$67,860,552
Undistributed net investment income at end of period	$338,569	$285,529

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 87

LEISURE FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Capital share activity:
Shares sold
Investor Class	651,569	1,133,061
Advisor Class	1,084,121	1,731,706
A-Class	260,756	301,170
C-Class	8,101	61,845
Shares issued from reinvestment of distributions
Investor Class	—	4,036
Advisor Class	—	474
A-Class	—	608
C-Class	—	445
Shares redeemed
Investor Class	(1,214,622)	(771,348)
Advisor Class	(1,155,823)	(1,665,419)
A-Class	(258,038)	(147,523)
C-Class	(10,046)	(61,892)
Net increase (decrease) in shares	(633,982)	587,163

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$60.75	$55.81	$44.93	$36.94	$33.50	$27.48
Income (loss) from investment operations:
Net investment income (loss)[b]	.09	.52	.20	.36	.17	(.02)
Net gain (loss) on investments (realized and unrealized)	(3.34)	5.64	10.95	7.66	3.27	6.04
Total from investment operations	(3.25)	6.16	11.15	8.02	3.44	6.02
Less distributions from:
Net investment income	—	(.12)	(.27)	(.03)	—	—
Net realized gains	—	(1.10)	—	—	—	—
Total distributions	—	(1.22)	(.27)	(.03)	—	—
Net asset value, end of period	$57.50	$60.75	$55.81	$44.93	$36.94	$33.50

Total Return[c]	(5.35%)	11.15%	24.83%	21.74%	10.27%	21.91%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,524	$48,494	$24,139	$22,005	$12,687	$2,141
Ratios to average net assets:
Net investment income (loss)	0.28%	0.89%	0.39%	0.92%	0.49%	(0.07%)
Total expenses	1.33%	1.34%	1.37%	1.35%	1.35%	1.39%
Portfolio turnover rate	175%	343%	265%	517%	797%	963%

Advisor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$55.50	$51.31	$41.54	$34.33	$31.29	$25.81
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	.30	(.11)	.29	(.01)	(.16)
Net gain (loss) on investments (realized and unrealized)	(3.11)	5.11	10.15	6.95	3.05	5.64
Total from investment operations	(3.07)	5.41	10.04	7.24	3.04	5.48
Less distributions from:
Net investment income	—	(.12)	(.27)	(.03)	—	—
Net realized gains	—	(1.10)	—	—	—	—
Total distributions	—	(1.22)	(.27)	(.03)	—	—
Net asset value, end of period	$52.43	$55.50	$51.31	$41.54	$34.33	$31.29

Total Return[c]	(5.53%)	10.66%	24.18%	21.12%	9.72%	21.23%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,923	$7,074	$3,115	$1,241	$1,379	$582
Ratios to average net assets:
Net investment income (loss)	0.14%	0.55%	(0.23%)	0.80%	(0.03%)	(0.61%)
Total expenses	1.67%	1.83%	1.87%	1.85%	1.86%	1.89%
Portfolio turnover rate	175%	343%	265%	517%	797%	963%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 89

LEISURE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$56.88	$52.46	$42.35	$34.91	$31.75	$26.13
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	.38	.04	.29	.07	(.05)
Net gain (loss) on investments (realized and unrealized)	(3.15)	5.26	10.34	7.18	3.09	5.67
Total from investment operations	(3.11)	5.64	10.38	7.47	3.16	5.62
Less distributions from:
Net investment income	—	(.12)	(.27)	(.03)	—	—
Net realized gains	—	(1.10)	—	—	—	—
Total distributions	—	(1.22)	(.27)	(.03)	—	—
Net asset value, end of period	$53.77	$56.88	$52.46	$42.35	$34.91	$31.75

Total Return[c]	(5.47%)	10.86%	24.53%	21.42%	9.95%	21.51%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,263	$10,703	$1,778	$1,409	$448	$1,157
Ratios to average net assets:
Net investment income (loss)	0.14%	0.69%	0.09%	0.80%	0.23%	(0.18%)
Total expenses	1.58%	1.58%	1.62%	1.60%	1.60%	1.63%
Portfolio turnover rate	175%	343%	265%	517%	797%	963%

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$52.72	$49.07	$39.92	$33.16	$30.36	$25.19
Income (loss) from investment operations:
Net investment income (loss)[b]	(.14)	(.19)	(.27)	.01	(.15)	(.30)
Net gain (loss) on investments (realized and unrealized)	(2.94)	5.06	9.69	6.78	2.95	5.47
Total from investment operations	(3.08)	4.87	9.42	6.79	2.80	5.17
Less distributions from:
Net investment income	—	(.12)	(.27)	(.03)	—	—
Net realized gains	—	(1.10)	—	—	—	—
Total distributions	—	(1.22)	(.27)	(.03)	—	—
Net asset value, end of period	$49.64	$52.72	$49.07	$39.92	$33.16	$30.36

Total Return[c]	(5.84%)	10.04%	23.61%	20.54%	9.19%	20.52%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,400	$1,590	$1,460	$928	$1,345	$828
Ratios to average net assets:
Net investment income (loss)	(0.53%)	(0.37%)	(0.59%)	0.03%	(0.50%)	(1.13%)
Total expenses	2.33%	2.35%	2.37%	2.35%	2.35%	2.39%
Portfolio turnover rate	175%	343%	265%	517%	797%	963%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2015

PRECIOUS METALS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services (“Precious Metals Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	December 1, 1993
Advisor Class	August 1, 2003
A-Class	September 1, 2004
C-Class	April 27, 2001

Ten Largest Holdings (% of Total Net Assets)
Goldcorp, Inc.	6.8%
Newmont Mining Corp.	6.0%
Franco-Nevada Corp.	5.9%
Barrick Gold Corp.	5.8%
Agnico Eagle Mines Ltd.	5.2%
Randgold Resources Ltd. ADR	5.1%
Silver Wheaton Corp.	4.7%
Market Vectors Junior Gold Miners ETF	4.4%
AngloGold Ashanti Ltd. ADR	4.1%
Royal Gold, Inc.	3.7%
Top Ten Total	51.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
PRECIOUS METALS FUND

	Shares	Value

COMMON STOCKS† - 99.7%

Mining - 95.3%
Goldcorp, Inc.	191,477	$2,397,293
Newmont Mining Corp.	130,616	2,098,999
Franco-Nevada Corp.	47,122	2,074,310
Barrick Gold Corp.	317,573	2,019,764
Agnico Eagle Mines Ltd.	72,552	1,837,017
Randgold Resources Ltd. ADR	30,361	1,794,031
Silver Wheaton Corp.	137,556	1,652,047
AngloGold Ashanti Ltd. ADR*	176,317	1,444,036
Royal Gold, Inc.	27,865	1,309,098
Eldorado Gold Corp.	377,521	1,215,618
Freeport-McMoRan, Inc.	115,707	1,121,201
Gold Fields Ltd. ADR	404,367	1,075,616
Kinross Gold Corp.*	619,994	1,066,390
Tahoe Resources, Inc.	134,663	1,042,292
Yamana Gold, Inc.	567,309	964,425
Cia de Minas Buenaventura S.A.A. ADR	152,172	906,945
Stillwater Mining Co.*	83,920	866,894
Novagold Resources, Inc.*	236,021	852,036
New Gold, Inc.*	350,279	795,133
Pretium Resources, Inc.*	128,507	777,467
Sibanye Gold Ltd. ADR	164,715	764,278
Pan American Silver Corp.	112,433	713,950
Alamos Gold, Inc. — Class A	187,715	692,668
Hecla Mining Co.	317,770	626,007
IAMGOLD Corp.*	362,564	590,979
Silver Standard Resources, Inc.*	80,803	526,836
First Majestic Silver Corp.*	149,913	479,722
Primero Mining Corp.*	201,207	468,812
Coeur Mining, Inc.*	157,215	443,346
Sandstorm Gold Ltd.*	161,599	431,469
Seabridge Gold, Inc.*	70,563	409,265
Total Mining		33,457,944

Total Common Stocks
(Cost $27,306,015)		33,457,944

EXCHANGE-TRADED FUNDS† - 4.4%
Market Vectors Junior Gold Miners ETF	79,653	1,560,402
Total Exchange-Traded Funds
(Cost $1,514,299)		1,560,402

	Face Amount

REPURCHASE AGREEMENTS††,1 - 0.5%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$129,380	129,380
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	31,270	31,270
Total Repurchase Agreements
(Cost $160,650)		160,650

Total Investments - 100.2%
(Cost $28,980,964)		$35,178,996
Other Assets & Liabilities, net - (0.2)%		(63,200)
Total Net Assets - 100.0%		$35,115,796

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PRECIOUS METALS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments, at value (cost $28,820,314)	$35,018,346
Repurchase agreements, at value (cost $160,650)	160,650
Total investments (cost $28,980,964)	35,178,996
Receivables:
Fund shares sold	1,489,764
Dividends	13,056
Total assets	36,681,816

Liabilities:
Payable for:
Securities purchased	1,339,080
Fund shares redeemed	183,717
Management fees	21,171
Transfer agent and administrative fees	7,057
Distribution and service fees	4,314
Portfolio accounting fees	2,823
Miscellaneous	7,858
Total liabilities	1,566,020
Commitments and contingent liabilities (Note 9)	—
Net assets	$35,115,796

Net assets consist of:
Paid in capital	$90,306,454
Accumulated net investment loss	(348,914)
Accumulated net realized loss on investments	(61,039,776)
Net unrealized appreciation on investments	6,198,032
Net assets	$35,115,796

Investor Class:
Net assets	$25,768,652
Capital shares outstanding	1,398,999
Net asset value per share	$18.42

Advisor Class:
Net assets	$2,873,444
Capital shares outstanding	166,096
Net asset value per share	$17.30

A-Class:
Net assets	$2,731,043
Capital shares outstanding	153,538
Net asset value per share	$17.79
Maximum offering price per share (Net asset value divided by 95.25%)	$18.68

C-Class:
Net assets	$3,742,657
Capital shares outstanding	236,422
Net asset value per share	$15.83

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends (net of foreign withholding tax of $22,680)	$178,011
Income from securities lending, net	10,026
Interest	58
Total investment income	188,095

Expenses:
Management fees	152,678
Transfer agent and administrative fees	50,893
Distribution and service fees:
Advisor Class	8,023
A-Class	3,929
C-Class	25,003
Portfolio accounting fees	20,357
Registration fees	17,268
Custodian fees	2,340
Trustees’ fees*	1,518
Line of credit fees	87
Miscellaneous	5,331
Total expenses	287,427
Net investment loss	(99,332)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(7,362,972)
Net realized loss	(7,362,972)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,835,714)
Net change in unrealized appreciation (depreciation)	(3,835,714)
Net realized and unrealized loss	(11,198,686)
Net decrease in net assets resulting from operations	$(11,298,018)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

PRECIOUS METALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(99,332)	$(100,247)
Net realized loss on investments	(7,362,972)	(4,218,185)
Net change in unrealized appreciation (depreciation) on investments	(3,835,714)	(12,927,536)
Net decrease in net assets resulting from operations	(11,298,018)	(17,245,968)

Distributions to shareholders from:
Net investment income
Investor Class	—	(942,983)
Advisor Class	—	(77,995)
A-Class	—	(81,766)
C-Class	—	(226,581)
Total distributions to shareholders	—	(1,329,325)

Capital share transactions:
Proceeds from sale of shares
Investor Class	98,619,969	228,681,951
Advisor Class	160,837,958	81,461,920
A-Class	30,776,149	34,559,485
C-Class	6,214,415	19,812,912
Distributions reinvested
Investor Class	—	884,145
Advisor Class	—	77,943
A-Class	—	67,165
C-Class	—	219,239
Cost of shares redeemed
Investor Class	(95,413,968)	(228,926,568)
Advisor Class	(165,201,581)	(76,224,107)
A-Class	(32,312,964)	(33,136,533)
C-Class	(6,551,934)	(20,795,740)
Net increase (decrease) from capital share transactions	(3,031,956)	6,681,812
Net decrease in net assets	(14,329,974)	(11,893,481)

Net assets:
Beginning of period	49,445,770	61,339,251
End of period	$35,115,796	$49,445,770
Accumulated net investment loss at end of period	$(348,914)	$(249,582)

Capital share activity:
Shares sold
Investor Class	4,411,558	7,016,300
Advisor Class	7,711,583	2,837,152
A-Class	1,400,033	1,168,449
C-Class	316,026	697,217
Shares issued from reinvestment of distributions
Investor Class	—	30,498
Advisor Class	—	2,851
A-Class	—	2,392
C-Class	—	8,684
Shares redeemed
Investor Class	(4,228,414)	(7,028,380)
Advisor Class	(7,900,860)	(2,602,821)
A-Class	(1,449,422)	(1,118,576)
C-Class	(337,522)	(743,130)
Net increase (decrease) in shares	(77,018)	270,636

94 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$25.11	$35.78	$51.65	$65.73	$86.74	$61.73
Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)	.01	.36	.34	(.02)	(.28)
Net gain (loss) on investments (realized and unrealized)	(6.65)	(9.88)	(16.06)	(12.12)	(20.70)	25.32
Total from investment operations	(6.69)	(9.87)	(15.70)	(11.78)	(20.72)	25.04
Less distributions from:
Net investment income	—	(.80)	(.17)	(.10)	(.29)	(.03)
Net realized gains	—	—	—	(2.20)	—	—
Total distributions	—	(.80)	(.17)	(2.30)	(.29)	(.03)
Net asset value, end of period	$18.42	$25.11	$35.78	$51.65	$65.73	$86.74

Total Return[c]	(26.64%)	(27.88%)	(30.37%)	(18.60%)	(23.91%)	40.57%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,769	$30,528	$42,846	$71,386	$79,637	$141,798
Ratios to average net assets:
Net investment income (loss)	(0.34%)	0.04%	0.96%	0.55%	(0.03%)	(0.37%)
Total expenses[d]	1.23%	1.25%	1.27%	1.25%	1.26%	1.28%
Portfolio turnover rate	566%	371%	348%	206%	235%	322%

Advisor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$23.64	$33.92	$49.20	$63.02	$83.59	$59.79
Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	(.14)	.12	(.02)	(.44)	(.61)
Net gain (loss) on investments (realized and unrealized)	(6.29)	(9.34)	(15.23)	(11.50)	(19.84)	24.44
Total from investment operations	(6.34)	(9.48)	(15.11)	(11.52)	(20.28)	23.83
Less distributions from:
Net investment income	—	(.80)	(.17)	(.10)	(.29)	(.03)
Net realized gains	—	—	—	(2.20)	—	—
Total distributions	—	(.80)	(.17)	(2.30)	(.29)	(.03)
Net asset value, end of period	$17.30	$23.64	$33.92	$49.20	$63.02	$83.59

Total Return[c]	(26.82%)	(28.24%)	(30.71%)	(18.99%)	(24.29%)	39.87%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,873	$8,400	$4,009	$3,148	$9,610	$30,418
Ratios to average net assets:
Net investment income (loss)	(0.44%)	(0.45%)	0.34%	(0.04%)	(0.59%)	(0.86%)
Total expenses[d]	1.63%	1.75%	1.77%	1.75%	1.76%	1.78%
Portfolio turnover rate	566%	371%	348%	206%	235%	322%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 95

PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$24.28	$34.75	$50.28	$64.21	$84.97	$60.63
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	(.10)	.16	.21	(.22)	(.45)
Net gain (loss) on investments (realized and unrealized)	(6.43)	(9.57)	(15.52)	(11.84)	(20.25)	24.82
Total from investment operations	(6.49)	(9.67)	(15.36)	(11.63)	(20.47)	24.37
Less distributions from:
Net investment income	—	(.80)	(.17)	(.10)	(.29)	(.03)
Net realized gains	—	—	—	(2.20)	—	—
Total distributions	—	(.80)	(.17)	(2.30)	(.29)	(.03)
Net asset value, end of period	$17.79	$24.28	$34.75	$50.28	$64.21	$84.97

Total Return[c]	(26.73%)	(28.13%)	(30.52%)	(18.80%)	(24.13%)	40.21%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,731	$4,928	$5,235	$5,988	$6,412	$14,919
Ratios to average net assets:
Net investment income (loss)	(0.53%)	(0.29%)	0.45%	0.35%	(0.30%)	(0.63%)
Total expenses[d]	1.48%	1.50%	1.52%	1.50%	1.51%	1.53%
Portfolio turnover rate	566%	371%	348%	206%	235%	322%

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$21.67	$31.34	$45.72	$59.02	$78.70	$56.58
Income (loss) from investment operations:
Net investment income (loss)[b]	(.14)	(.29)	(.07)	(.23)	(.72)	(.94)
Net gain (loss) on investments (realized and unrealized)	(5.70)	(8.58)	(14.14)	(10.77)	(18.67)	23.09
Total from investment operations	(5.84)	(8.87)	(14.21)	(11.00)	(19.39)	22.15
Less distributions from:
Net investment income	—	(.80)	(.17)	(.10)	(.29)	(.03)
Net realized gains	—	—	—	(2.20)	—	—
Total distributions	—	(.80)	(.17)	(2.30)	(.29)	(.03)
Net asset value, end of period	$15.83	$21.67	$31.34	$45.72	$59.02	$78.70

Total Return[c]	(26.95%)	(28.64%)	(31.05%)	(19.39%)	(24.68%)	39.18%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,743	$5,590	$9,250	$18,608	$26,533	$39,650
Ratios to average net assets:
Net investment income (loss)	(1.35%)	(0.99%)	(0.22%)	(0.42%)	(1.04%)	(1.37%)
Total expenses[d]	2.23%	2.25%	2.27%	2.25%	2.26%	2.28%
Portfolio turnover rate	566%	371%	348%	206%	235%	322%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

96 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2015

REAL ESTATE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts (“REITs”) (collectively, “Real Estate Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Simon Property Group, Inc.	2.3%
Public Storage	1.8%
American Tower Corp. — Class A	1.8%
Equity Residential	1.6%
Crown Castle International Corp.	1.5%
Welltower, Inc.	1.5%
AvalonBay Communities, Inc.	1.5%
General Growth Properties, Inc.	1.4%
Prologis, Inc.	1.4%
Ventas, Inc.	1.3%
Top Ten Total	16.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 97

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
REAL ESTATE FUND

	Shares	Value

COMMON STOCKS† - 99.7%

REITs - 92.3%
Specialized Reits - 22.1%
Public Storage	1,378	$291,625
Welltower, Inc.	3,499	236,951
Ventas, Inc.	3,689	206,804
HCP, Inc.	5,227	194,706
Host Hotels & Resorts, Inc.	9,846	155,665
Extra Space Storage, Inc.	1,949	150,385
Omega Healthcare Investors, Inc.	3,524	123,869
Plum Creek Timber Company, Inc.	3,070	121,296
CubeSmart	3,854	104,867
Senior Housing Properties Trust	5,806	94,057
Strategic Hotels & Resorts, Inc.*	6,687	92,214
Hospitality Properties Trust	3,563	91,142
Sovran Self Storage, Inc.	935	88,171
Healthcare Trust of America, Inc. — Class A	3,457	84,731
EPR Properties	1,597	82,357
RLJ Lodging Trust	3,195	80,738
LaSalle Hotel Properties	2,826	80,230
Care Capital Properties, Inc.	2,423	79,789
Healthcare Realty Trust, Inc.	3,108	77,234
Rayonier, Inc.	3,493	77,091
Medical Properties Trust, Inc.	6,959	76,967
Outfront Media, Inc.	3,622	75,338
Sunstone Hotel Investors, Inc.	5,672	75,041
Pebblebrook Hotel Trust	2,070	73,382
National Health Investors, Inc.	1,210	69,563
DiamondRock Hospitality Co.	6,153	67,991
LTC Properties, Inc.	1,415	60,378
Sabra Health Care REIT, Inc.	2,469	57,231
Chesapeake Lodging Trust	2,154	56,133
Physicians Realty Trust	3,302	49,827
Potlatch Corp.	1,709	49,202
Hersha Hospitality Trust	2,113	47,881
Summit Hotel Properties, Inc.	4,009	46,785
InfraREIT, Inc.	1,920	45,466
FelCor Lodging Trust, Inc.	6,180	43,693
Chatham Lodging Trust	1,953	41,950
Ashford Hospitality Trust, Inc.	5,350	32,635
Total Specialized REITs		3,483,385

Retail Reits - 16.3%
Simon Property Group, Inc.	1,943	356,969
General Growth Properties, Inc.	8,817	228,977
Macerich Co.	2,320	178,222
Realty Income Corp.	3,369	159,657
Kimco Realty Corp.	6,252	152,736
Federal Realty Investment Trust	1,070	146,002
Brixmor Property Group, Inc.	5,312	124,726
Regency Centers Corp.	1,863	115,785
DDR Corp.	7,201	110,751
National Retail Properties, Inc.	2,890	104,820
Taubman Centers, Inc.	1,423	98,301
Weingarten Realty Investors	2,940	97,343
Retail Properties of America, Inc. — Class A	6,126	86,315
Equity One, Inc.	3,484	84,801
Tanger Factory Outlet Centers, Inc.	2,546	83,942
Acadia Realty Trust	2,446	73,551
CBL & Associates Properties, Inc.	5,096	70,070
Urban Edge Properties	3,222	69,563
WP GLIMCHER, Inc.	5,875	68,503
Kite Realty Group Trust	2,772	66,001
Pennsylvania Real Estate Investment Trust	2,802	55,564
Ramco-Gershenson Properties Trust	3,370	50,584
Total Retail REITs		2,583,183

Office Reits - 13.2%
Boston Properties, Inc.	1,696	200,806
SL Green Realty Corp.	1,441	155,859
Digital Realty Trust, Inc.	2,178	142,267
Duke Realty Corp.	6,406	122,034
Kilroy Realty Corp.	1,749	113,965
Alexandria Real Estate Equities, Inc.	1,344	113,796
BioMed Realty Trust, Inc.	4,851	96,923
Douglas Emmett, Inc.	3,323	95,437
Highwoods Properties, Inc.	2,337	90,559
Equity Commonwealth*	3,276	89,238
Columbia Property Trust, Inc.	3,502	81,246
Piedmont Office Realty Trust, Inc. — Class A	4,386	78,466
Hudson Pacific Properties, Inc.	2,609	75,113
Brandywine Realty Trust	5,737	70,680
CyrusOne, Inc.	2,070	67,606
Corporate Office Properties Trust	3,129	65,803
QTS Realty Trust, Inc. — Class A	1,500	65,535
Lexington Realty Trust	7,998	64,784
Parkway Properties, Inc.	3,992	62,116
New York REIT, Inc.	6,039	60,752
Mack-Cali Realty Corp.	3,191	60,246
CoreSite Realty Corp.	1,080	55,555
Government Properties Income Trust	3,137	50,192
Total Office REITs		2,078,978

Residential Reits - 11.7%
Equity Residential	3,360	252,404
AvalonBay Communities, Inc.	1,327	231,986
Essex Property Trust, Inc.	819	182,981
UDR, Inc.	4,197	144,713
Camden Property Trust	1,638	121,048
Mid-America Apartment Communities, Inc.	1,449	118,630
Apartment Investment & Management Co. — Class A	3,121	115,539
Equity LifeStyle Properties, Inc.	1,822	106,715
Home Properties, Inc.	1,327	99,193
American Campus Communities, Inc.	2,701	97,884
Sun Communities, Inc.	1,351	91,544
American Homes 4 Rent — Class A	5,429	87,298

98 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
REAL ESTATE FUND

	Shares	Value

Post Properties, Inc.	1,459	$85,045
Education Realty Trust, Inc.	1,916	63,132
Starwood Waypoint Residential Trust	1,929	45,968
Total Residential REITs		1,844,080

Mortgage Reits - 8.5%
Annaly Capital Management, Inc.	14,477	142,889
American Capital Agency Corp.	6,432	120,278
Starwood Property Trust, Inc.	5,015	102,908
NorthStar Realty Finance Corp.	7,562	93,391
Two Harbors Investment Corp.	9,419	83,076
New Residential Investment Corp.	5,990	78,469
Chimera Investment Corp.	5,730	76,610
MFA Financial, Inc.	10,919	74,358
Blackstone Mortgage Trust, Inc. — Class A	2,708	74,308
Colony Capital, Inc. — Class A	3,420	66,895
Invesco Mortgage Capital, Inc.	4,586	56,133
Hatteras Financial Corp.	3,689	55,888
PennyMac Mortgage Investment Trust	3,288	50,865
Redwood Trust, Inc.	3,660	50,654
CYS Investments, Inc.	6,765	49,114
iStar, Inc.*	3,731	46,936
Capstead Mortgage Corp.	4,580	45,296
New Senior Investment Group, Inc.	4,040	42,258
Western Asset Mortgage Capital Corp.	2,719	34,287
Total Mortgage REITs		1,344,613

Diversifed Reits - 8.0%
Vornado Realty Trust	2,152	194,585
VEREIT, Inc.	15,801	121,984
WP Carey, Inc.	2,008	116,082
Liberty Property Trust	3,283	103,447
Spirit Realty Capital, Inc.	10,300	94,142
STORE Capital Corp.	3,640	75,202
PS Business Parks, Inc.	890	70,648
Empire State Realty Trust, Inc. — Class A	3,885	66,162
Cousins Properties, Inc.	7,116	65,610
American Assets Trust, Inc.	1,601	65,417
Select Income REIT	3,260	61,973
Washington Real Estate Investment Trust	2,480	61,826
Retail Opportunity Investments Corp.	3,647	60,321
Chambers Street Properties	8,858	57,488
Gramercy Property Trust, Inc.	2,430	50,471
Total Diversifed REITs		1,265,358

Industrial Reits - 3.5%
Prologis, Inc.	5,608	218,151
DCT Industrial Trust, Inc.	2,433	81,895
First Industrial Realty Trust, Inc.	3,493	73,178
EastGroup Properties, Inc.	1,160	62,849
DuPont Fabros Technology, Inc.	2,356	60,973
STAG Industrial, Inc.	2,980	54,266
Total Industrial REITs		551,312

Wireless Telecommunication Services - 3.3%
American Tower Corp. — Class A	3,232	284,352
Crown Castle International Corp.	3,104	244,812
Total Wireless Telecommunication Services		529,164

Forest Products - 1.1%
Weyerhaeuser Co.	6,273	171,504

Security & Alarm Services - 1.0%
Corrections Corporation of America	2,911	85,991
GEO Group, Inc.	2,307	68,610
Total Security & Alarm Services		154,601

Diversified Support Services - 0.8%
Iron Mountain, Inc.	4,025	124,856

Advertising - 0.7%
Lamar Advertising Co. — Class A	1,991	103,890

Internet Software & Services - 0.6%
Equinix, Inc.	330	90,222

Real Estate Investment Trusts - 0.6%
Paramount Group, Inc.	5,335	89,628

Hotels, Resorts & Cruise Lines - 0.5%
Ryman Hospitality Properties, Inc.	1,447	71,236

Integrated Telecommunication Services - 0.4%
Communications Sales & Leasing, Inc.	3,958	70,848

Total REITs		14,556,858

Real Estate - 6.5%
Real Estate Services - 2.8%
CBRE Group, Inc. — Class A*	4,730	151,360
Jones Lang LaSalle, Inc.	813	116,885
Realogy Holdings Corp.*	2,844	107,020
Kennedy-Wilson Holdings, Inc.	3,206	71,077
Total Real Estate Services		446,342

Real Estate Operating Companies - 1.2%
Forest City Enterprises, Inc. — Class A*	5,311	106,910
Altisource Residential Corp.	5,838	81,265
Total Real Estate Operating Companies		188,175

Diversified Real Estate Activities - 1.1%
Brookfield Asset Management, Inc. — Class A	3,655	114,913
St. Joe Co.*	3,415	65,329
Total Diversified Real Estate Activities		180,242

Real Estate Development - 0.6%
Howard Hughes Corp.*	846	97,070

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 99

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2015
REAL ESTATE FUND

	Shares	Value

Real Estate Management & Development - 0.4%
Xenia Hotels & Resorts, Inc.	3,551	$62,000

Marine - 0.4%
Alexander & Baldwin, Inc.	1,760	60,421

Total Real Estate		1,034,250

Entertainment - 0.5%
Casinos & Gaming - 0.5%
Gaming and Leisure Properties, Inc.	2,873	85,328

Diversified Financial Services - 0.5%
Real Estate Services - 0.5%
Altisource Portfolio Solutions S.A.*	3,348	79,816

Total Common Stocks
(Cost $12,905,838)		15,756,252

	Face Amount

REPURCHASE AGREEMENTS††,1 - 0.0%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$3,147	3,147
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	760	760
Total Repurchase Agreements
(Cost $3,907)		3,907

Total Investments - 99.8%
(Cost $12,909,745)		$15,760,159
Other Assets & Liabilities, net - 0.2%		36,169
Total Net Assets - 100.0%		$15,796,328

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

100 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments, at value (cost $12,905,838)	$15,756,252
Repurchase agreements, at value (cost $3,907)	3,907
Total investments (cost $12,909,745)	15,760,159
Cash	295
Receivables:
Securities sold	1,180,126
Fund shares sold	139,691
Dividends	96,318
Total assets	17,176,589

Liabilities:
Payable for:
Fund shares redeemed	1,363,680
Management fees	7,827
Distribution and service fees	3,385
Transfer agent and administrative fees	2,302
Portfolio accounting fees	921
Miscellaneous	2,146
Total liabilities	1,380,261
Commitments and contingent liabilities (Note 9)	—
Net assets	$15,796,328

Net assets consist of:
Paid in capital	$29,270,181
Undistributed net investment income	482,629
Accumulated net realized loss on investments	(16,806,896)
Net unrealized appreciation on investments	2,850,414
Net assets	$15,796,328

A-Class:
Net assets	$6,005,696
Capital shares outstanding	175,855
Net asset value per share	$34.15
Maximum offering price per share (Net asset value divided by 95.25%)	$35.85

C-Class:
Net assets	$1,538,102
Capital shares outstanding	49,816
Net asset value per share	$30.88

H-Class:
Net assets	$8,252,530
Capital shares outstanding	242,278
Net asset value per share	$34.06

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends (net of foreign withholding tax of $298)	$317,182
Income from securities lending, net	7,004
Interest	15
Total investment income	324,201

Expenses:
Management fees	89,256
Transfer agent and administrative fees	26,251
Distribution and service fees:
A-Class	4,923
C-Class	12,653
H-Class	18,166
Portfolio accounting fees	10,500
Registration fees	13,420
Tax expense	10,798
Custodian fees	1,192
Trustees’ fees*	1,159
Line of credit fees	190
Miscellaneous	(2,544)
Total expenses	185,964
Net investment income	138,237

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,435,282
Net realized gain	1,435,282
Net change in unrealized appreciation (depreciation) on:
Investments	(5,572,095)
Net change in unrealized appreciation (depreciation)	(5,572,095)
Net realized and unrealized loss	(4,136,813)
Net decrease in net assets resulting from operations	$(3,998,576)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 101

REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$138,237	$544,927
Net realized gain (loss) on investments	1,435,282	(1,017,396)
Net change in unrealized appreciation (depreciation) on investments	(5,572,095)	4,374,041
Net increase (decrease) in net assets resulting from operations	(3,998,576)	3,901,572

Distributions to shareholders from:
Net investment income
A-Class	—	(70,427)
C-Class	—	(29,231)
H-Class	—	(291,502)
Total distributions to shareholders	—	(391,160)

Capital share transactions:
Proceeds from sale of shares
A-Class	22,600,478	33,310,377
C-Class	11,378,222	30,598,523
H-Class	110,207,849	323,711,905
Distributions reinvested
A-Class	—	55,690
C-Class	—	28,740
H-Class	—	288,471
Cost of shares redeemed
A-Class	(22,073,244)	(32,058,111)
C-Class	(12,442,710)	(30,472,287)
H-Class	(136,767,121)	(308,456,378)
Net increase (decrease) from capital share transactions	(27,096,526)	17,006,930
Net increase (decrease) in net assets	(31,095,102)	20,517,342

Net assets:
Beginning of period	46,891,430	26,374,088
End of period	$15,796,328	$46,891,430
Undistributed net investment income at end of period	$482,629	$344,392

Capital share activity:
Shares sold
A-Class	624,813	907,893
C-Class	348,746	928,450
H-Class	3,047,671	8,887,538
Shares issued from reinvestment of distributions
A-Class	—	1,534
C-Class	—	870
H-Class	—	7,964
Shares redeemed
A-Class	(614,043)	(867,549)
C-Class	(383,322)	(926,436)
H-Class	(3,789,011)	(8,503,320)
Net increase (decrease) in shares	(765,146)	436,944

102 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$38.34	$33.47	$34.43	$30.27	$29.06	$24.24
Income (loss) from investment operations:
Net investment income (loss)[b]	.36	.42	.65	.58	.45	.27
Net gain (loss) on investments (realized and unrealized)	(4.55)	4.77	(.14)	4.18	1.07	5.17
Total from investment operations	(4.19)	5.19	.51	4.76	1.52	5.44
Less distributions from:
Net investment income	—	(.32)	(1.47)	(.60)	(.31)	(.62)
Total distributions	—	(.32)	(1.47)	(.60)	(.31)	(.62)
Net asset value, end of period	$34.15	$38.34	$33.47	$34.43	$30.27	$29.06

Total Return[c]	(10.93%)	15.58%	1.86%	16.03%	5.42%	22.72%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,006	$6,329	$4,124	$12,495	$2,364	$3,991
Ratios to average net assets:
Net investment income (loss)	1.98%	1.13%	1.92%	1.82%	1.59%	1.07%
Total expenses	1.67%	1.60%	1.65%	1.61%	1.61%	1.63%
Portfolio turnover rate	464%	599%	788%	699%	974%	485%

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$34.81	$30.64	$31.89	$28.29	$27.41	$23.11
Income (loss) from investment operations:
Net investment income (loss)[b]	.17	.23	.29	.27	.22	.10
Net gain (loss) on investments (realized and unrealized)	(4.10)	4.26	(.07)	3.93	.97	4.82
Total from investment operations	(3.93)	4.49	.22	4.20	1.19	4.92
Less distributions from:
Net investment income	—	(.32)	(1.47)	(.60)	(.31)	(.62)
Total distributions	—	(.32)	(1.47)	(.60)	(.31)	(.62)
Net asset value, end of period	$30.88	$34.81	$30.64	$31.89	$28.29	$27.41

Total Return[c]	(11.29%)	14.73%	1.09%	15.12%	4.57%	21.58%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,538	$2,937	$2,497	$2,910	$1,798	$2,356
Ratios to average net assets:
Net investment income (loss)	1.02%	0.70%	0.93%	0.92%	0.83%	0.42%
Total expenses	2.38%	2.35%	2.38%	2.35%	2.36%	2.39%
Portfolio turnover rate	464%	599%	788%	699%	974%	485%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 103

REAL ESTATE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$38.25	$33.40	$34.38	$30.23	$29.02	$24.22
Income (loss) from investment operations:
Net investment income (loss)[b]	.22	.48	.52	.46	.42	.29
Net gain (loss) on investments (realized and unrealized)	(4.41)	4.69	(.03)	4.29	1.10	5.13
Total from investment operations	(4.19)	5.17	.49	4.75	1.52	5.42
Less distributions from:
Net investment income	—	(.32)	(1.47)	(.60)	(.31)	(.62)
Total distributions	—	(.32)	(1.47)	(.60)	(.31)	(.62)
Net asset value, end of period	$34.06	$38.25	$33.40	$34.38	$30.23	$29.02

Total Return[c]	(10.95%)	15.55%	1.84%	15.95%	5.42%	22.70%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,253	$37,625	$19,753	$10,273	$13,511	$22,045
Ratios to average net assets:
Net investment income (loss)	1.19%	1.32%	1.52%	1.45%	1.48%	1.13%
Total expenses	1.69%	1.60%	1.64%	1.60%	1.61%	1.63%
Portfolio turnover rate	464%	599%	788%	699%	974%	485%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

104 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2015

RETAILING FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers (“Retailing Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
Advisor Class	April 21, 1998
A-Class	September 1, 2004
C-Class	May 9, 2001

Ten Largest Holdings (% of Total Net Assets)
Amazon.com, Inc.	5.3%
Wal-Mart Stores, Inc.	4.8%
Home Depot, Inc.	4.0%
CVS Health Corp.	3.4%
Walgreens Boots Alliance, Inc.	3.1%
Costco Wholesale Corp.	2.7%
Priceline Group, Inc.	2.7%
Lowe’s Companies, Inc.	2.6%
Target Corp.	2.4%
TJX Companies, Inc.	2.3%
Top Ten Total	33.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 105

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
RETAILING FUND

	Shares	Value

COMMON STOCKS† - 100.1%

Retail - 75.0%
Wal-Mart Stores, Inc.	34,759	$2,253,774
Home Depot, Inc.	16,235	1,874,980
CVS Health Corp.	16,408	1,583,043
Walgreens Boots Alliance, Inc.	17,166	1,426,495
Costco Wholesale Corp.	8,677	1,254,434
Lowe’s Companies, Inc.	17,907	1,234,150
Target Corp.	13,944	1,096,835
TJX Companies, Inc.	15,142	1,081,441
O’Reilly Automotive, Inc.*	3,193	798,249
L Brands, Inc.	8,777	791,070
AutoZone, Inc.*	1,050	760,022
Dollar General Corp.	10,081	730,268
Ross Stores, Inc.	14,130	684,881
Advance Auto Parts, Inc.	3,256	617,110
Macy’s, Inc.	11,958	613,684
Dollar Tree, Inc.*	9,176	611,672
Nordstrom, Inc.	7,905	566,867
Best Buy Company, Inc.	14,635	543,251
CarMax, Inc.*	9,027	535,482
Tractor Supply Co.	6,302	531,385
Ulta Salon Cosmetics & Fragrance, Inc.*	3,175	518,636
Foot Locker, Inc.	7,017	505,013
The Gap, Inc.	17,593	501,401
Tiffany & Co.	6,395	493,821
Signet Jewelers Ltd.	3,443	468,696
Bed Bath & Beyond, Inc.*	8,208	468,020
Kohl’s Corp.	9,515	440,640
Williams-Sonoma, Inc.	5,532	422,368
Staples, Inc.	33,427	392,099
AutoNation, Inc.*	6,714	390,621
Ascena Retail Group, Inc.*	27,727	385,683
Dick’s Sporting Goods, Inc.	7,447	369,446
Jumei International Holding Ltd. ADR*	34,740	342,884
Rite Aid Corp.*	53,657	325,698
Penske Automotive Group, Inc.	6,700	324,548
Michaels Companies, Inc.*	13,840	319,704
GameStop Corp. — Class A	7,628	314,350
Burlington Stores, Inc.*	5,940	303,178
Restoration Hardware Holdings, Inc.*	3,230	301,391
Urban Outfitters, Inc.*	10,019	294,358
Sally Beauty Holdings, Inc.*	12,046	286,093
Dillard’s, Inc. — Class A	3,269	285,678
GNC Holdings, Inc. — Class A	7,031	284,193
Cabela’s, Inc.*	6,034	275,150
HSN, Inc.	4,797	274,580
Office Depot, Inc.*	42,019	269,762
American Eagle Outfitters, Inc.	17,204	268,899
Express, Inc.*	14,890	266,084
Lithia Motors, Inc. — Class A	2,440	263,788
JC Penney Company, Inc.*	27,247	253,125
Big Lots, Inc.	5,278	252,922
CST Brands, Inc.	7,083	238,414
PriceSmart, Inc.	3,057	236,428
Chico’s FAS, Inc.	14,927	234,802
Asbury Automotive Group, Inc.*	2,880	233,712
Group 1 Automotive, Inc.	2,707	230,501
Sears Holdings Corp.*	10,136	229,074
DSW, Inc. — Class A	8,750	221,463
Men’s Wearhouse, Inc.	5,171	219,871
Five Below, Inc.*	6,500	218,270
Buckle, Inc.	5,636	208,363
Guess?, Inc.	9,493	202,770
Mattress Firm Holding Corp.*	4,530	189,173
Abercrombie & Fitch Co. — Class A	8,746	185,328
Genesco, Inc.*	3,167	180,741
Caleres, Inc.	5,900	180,127
Children’s Place, Inc.	2,951	170,184
Outerwall, Inc.	2,720	154,850
Vitamin Shoppe, Inc.*	4,741	154,746
Barnes & Noble, Inc.	12,055	145,986
Conn’s, Inc.*	5,960	143,278
Hibbett Sports, Inc.*	3,940	137,939
Finish Line, Inc. — Class A	6,726	129,812
Pier 1 Imports, Inc.	14,809	102,182
Lumber Liquidators Holdings, Inc.*	6,440	84,622
Stage Stores, Inc.	8,520	83,837
Total Retail		34,968,395

Internet - 18.4%
Amazon.com, Inc.*	4,792	2,452,978
Priceline Group, Inc.*	1,007	1,245,518
Netflix, Inc.*	9,817	1,013,703
Expedia, Inc.	6,495	764,332
JD.com, Inc. ADR*	26,040	678,602
Vipshop Holdings Ltd. ADR*	28,898	485,486
TripAdvisor, Inc.*	7,156	450,971
Ctrip.com International Ltd. ADR*	7,030	444,155
Wayfair, Inc. — Class A*	7,770	272,416
zulily, Inc. — Class A*	12,956	225,434
Groupon, Inc. — Class A*	61,142	199,323
Shutterfly, Inc.*	4,961	177,356
Lands’ End, Inc.*	5,660	152,877
Total Internet		8,563,151

Distribution & Wholesale - 2.8%
Genuine Parts Co.	6,743	558,928
LKQ Corp.*	15,573	441,650
Pool Corp.	3,920	283,416
Total Distribution & Wholesale		1,283,994

Commercial Services - 1.4%
Aaron’s, Inc.	6,971	251,723
Monro Muffler Brake, Inc.	3,570	241,154

106 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2015
RETAILING FUND

	Shares	Value

Rent-A-Center, Inc.	7,129	$172,878
Total Commercial Services		665,755

Leisure Time - 1.1%
Qunar Cayman Islands Ltd. ADR*	10,740	322,952
Liberty TripAdvisor Holdings, Inc. — Class A*	8,570	189,997
Total Leisure Time		512,949

Oil & Gas - 0.5%
Murphy USA, Inc.*	4,671	256,671

Food - 0.5%
Cia Brasileira de Distribuicao ADR	20,410	255,941

Home Furnishings - 0.4%
Select Comfort Corp.*	7,572	165,675

Total Common Stocks
(Cost $38,125,239)		46,672,531

	Face Amount

REPURCHASE AGREEMENTS††,1 - 0.6%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$208,431	208,431
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	50,375	50,375
Total Repurchase Agreements
(Cost $258,806)		258,806

Total Investments - 100.7%
(Cost $38,384,045)		$46,931,337
Other Assets & Liabilities, net - (0.7)%		(305,124)
Total Net Assets - 100.0%		$46,626,213

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 107

RETAILING FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments, at value (cost $38,125,239)	$46,672,531
Repurchase agreements, at value (cost $258,806)	258,806
Total investments (cost $38,384,045)	46,931,337
Receivables:
Dividends	21,239
Fund shares sold	10,924
Total assets	46,963,500

Liabilities:
Payable for:
Fund shares redeemed	271,654
Management fees	33,049
Transfer agent and administrative fees	9,720
Distribution and service fees	6,494
Portfolio accounting fees	3,888
Miscellaneous	12,482
Total liabilities	337,287
Commitments and contingent liabilities (Note 9)	—
Net assets	$46,626,213

Net assets consist of:
Paid in capital	$46,121,263
Accumulated net investment loss	(98,916)
Accumulated net realized loss on investments	(7,943,426)
Net unrealized appreciation on investments	8,547,292
Net assets	$46,626,213

Investor Class:
Net assets	$24,185,930
Capital shares outstanding	929,969
Net asset value per share	$26.01

Advisor Class:
Net assets	$9,782,190
Capital shares outstanding	404,184
Net asset value per share	$24.20

A-Class:
Net assets	$9,807,039
Capital shares outstanding	395,480
Net asset value per share	$24.80
Maximum offering price per share (Net asset value divided by 95.25%)	$26.04

C-Class:
Net assets	$2,851,054
Capital shares outstanding	126,651
Net asset value per share	$22.51

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends (net of foreign withholding tax of $1,206)	$356,377
Income from securities lending, net	20,836
Interest	78
Total investment income	377,291

Expenses:
Management fees	286,749
Transfer agent and administrative fees	84,338
Distribution and service fees:
Advisor Class	32,030
A-Class	10,451
C-Class	17,333
Portfolio accounting fees	33,735
Custodian fees	3,876
Trustees’ fees*	1,920
Line of credit fees	157
Miscellaneous	37,851
Total expenses	508,440
Net investment loss	(131,149)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,256,620)
Net realized loss	(1,256,620)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,106,805)
Net change in unrealized appreciation (depreciation)	(4,106,805)
Net realized and unrealized loss	(5,363,425)
Net decrease in net assets resulting from operations	$(5,494,574)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

108 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RETAILING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(131,149)	$68,392
Net realized gain (loss) on investments	(1,256,620)	1,805,839
Net change in unrealized appreciation (depreciation) on investments	(4,106,805)	5,758,303
Net increase (decrease) in net assets resulting from operations	(5,494,574)	7,632,534

Capital share transactions:
Proceeds from sale of shares
Investor Class	39,559,126	60,134,467
Advisor Class	66,801,526	46,492,511
A-Class	14,372,545	35,188,984
C-Class	13,424,638	23,269,330
Cost of shares redeemed
Investor Class	(58,243,953)	(83,827,188)
Advisor Class	(64,685,051)	(44,004,920)
A-Class	(23,432,220)	(19,080,379)
C-Class	(13,786,299)	(22,833,190)
Net decrease from capital share transactions	(25,989,688)	(4,660,385)
Net increase (decrease) in net assets	(31,484,262)	2,972,149

Net assets:
Beginning of period	78,110,475	75,138,326
End of period	$46,626,213	$78,110,475
(Accumulated net investment loss)/Undistributed net investment income at end of period	$(98,916)	$32,233

Capital share activity:
Shares sold
Investor Class	1,419,478	2,329,184
Advisor Class	2,565,060	1,959,097
A-Class	551,320	1,439,831
C-Class	560,865	1,069,690
Shares redeemed
Investor Class	(2,135,077)	(3,453,617)
Advisor Class	(2,499,130)	(1,865,868)
A-Class	(882,195)	(804,635)
C-Class	(575,455)	(1,049,685)
Net decrease in shares	(995,134)	(376,003)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 109

RETAILING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$28.13	$23.54	$19.62	$17.45	$14.66	$12.75
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	.11	— [c]	.09	.01	.05
Net gain (loss) on investments (realized and unrealized)	(2.09)	4.48	3.92	2.08	2.79	1.89
Total from investment operations	(2.12)	4.59	3.92	2.17	2.80	1.94
Less distributions from:
Net investment income	—	—	—	—	(.01)	(.03)
Total distributions	—	—	—	—	(.01)	(.03)
Net asset value, end of period	$26.01	$28.13	$23.54	$19.62	$17.45	$14.66

Total Return[d]	(7.54%)	19.50%	19.98%	12.44%	19.14%	15.20%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,186	$46,283	$65,195	$14,671	$34,802	$3,776
Ratios to average net assets:
Net investment income (loss)	(0.21%)	0.42%	0.01%	0.51%	0.04%	0.34%
Total expenses	1.33%	1.33%	1.37%	1.35%	1.34%	1.39%
Portfolio turnover rate	130%	395%	671%	472%	822%	1,062%

Advisor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$26.22	$22.00	$18.45	$16.45	$13.91	$12.14
Income (loss) from investment operations:
Net investment income (loss)[b]	(.08)	.01	(.14)	(.01)	(.09)	(.07)
Net gain (loss) on investments (realized and unrealized)	(1.94)	4.21	3.69	2.01	2.64	1.87
Total from investment operations	(2.02)	4.22	3.55	2.00	2.55	1.80
Less distributions from:
Net investment income	—	—	—	—	(.01)	(.03)
Total distributions	—	—	—	—	(.01)	(.03)
Net asset value, end of period	$24.20	$26.22	$22.00	$18.45	$16.45	$13.91

Total Return[d]	(7.70%)	19.18%	19.24%	12.16%	18.38%	14.81%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,782	$8,871	$5,391	$2,454	$3,979	$1,583
Ratios to average net assets:
Net investment income (loss)	(0.58%)	0.05%	(0.64%)	(0.05%)	(0.66%)	(0.58%)
Total expenses	1.75%	1.83%	1.87%	1.85%	1.84%	1.89%
Portfolio turnover rate	130%	395%	671%	472%	822%	1,062%

110 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RETAILING FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$26.85	$22.48	$18.79	$16.77	$14.14	$12.31
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	.06	(.09)	.03	(.03)	.18
Net gain (loss) on investments (realized and unrealized)	(1.98)	4.31	3.78	1.99	2.67	1.68
Total from investment operations	(2.05)	4.37	3.69	2.02	2.64	1.86
Less distributions from:
Net investment income	—	—	—	—	(.01)	(.03)
Total distributions	—	—	—	—	(.01)	(.03)
Net asset value, end of period	$24.80	$26.85	$22.48	$18.79	$16.77	$14.14

Total Return[d]	(7.64%)	19.44%	19.64%	12.05%	18.71%	15.09%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,807	$19,502	$2,049	$1,500	$5,697	$517
Ratios to average net assets:
Net investment income (loss)	(0.54%)	0.25%	(0.42%)	0.20%	(0.18%)	1.42%
Total expenses	1.58%	1.58%	1.62%	1.59%	1.58%	1.64%
Portfolio turnover rate	130%	395%	671%	472%	822%	1,062%

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$24.46	$20.64	$17.40	$15.62	$13.27	$11.65
Income (loss) from investment operations:
Net investment income (loss)[b]	(.15)	(.19)	(.23)	(.06)	(.13)	(.11)
Net gain (loss) on investments (realized and unrealized)	(1.80)	4.01	3.47	1.84	2.49	1.76
Total from investment operations	(1.95)	3.82	3.24	1.78	2.36	1.65
Less distributions from:
Net investment income	—	—	—	—	(.01)	(.03)
Total distributions	—	—	—	—	(.01)	(.03)
Net asset value, end of period	$22.51	$24.46	$20.64	$17.40	$15.62	$13.27

Total Return[d]	(7.97%)	18.51%	18.62%	11.40%	17.83%	14.14%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,851	$3,455	$2,503	$1,831	$2,603	$2,705
Ratios to average net assets:
Net investment income (loss)	(1.22%)	(0.88%)	(1.16%)	(0.39%)	(0.96%)	(0.96%)
Total expenses	2.33%	2.34%	2.37%	2.35%	2.35%	2.39%
Portfolio turnover rate	130%	395%	671%	472%	822%	1,062%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income (loss) is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 111

FUND PROFILE (Unaudited)	September 30, 2015

TECHNOLOGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies (“Technology Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 14, 1998
Advisor Class	April 29, 1998
A-Class	September 1, 2004
C-Class	April 18, 2001

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	3.6%
Google, Inc. — Class A	3.0%
Microsoft Corp.	2.8%
Facebook, Inc. — Class A	2.3%
Visa, Inc. — Class A	1.9%
Oracle Corp.	1.8%
Intel Corp.	1.8%
International Business Machines Corp.	1.7%
Cisco Systems, Inc.	1.7%
MasterCard, Inc. — Class A	1.5%
Top Ten Total	22.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

112 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
TECHNOLOGY FUND

	Shares	Value

COMMON STOCKS† - 100.1%

Software - 22.4%
Microsoft Corp.	8,657	$383,160
Oracle Corp.	6,855	247,602
salesforce.com, Inc.*	1,954	135,667
Adobe Systems, Inc.*	1,598	131,388
VMware, Inc. — Class A*	1,476	116,294
Intuit, Inc.	1,136	100,820
Activision Blizzard, Inc.	3,123	96,470
Electronic Arts, Inc.*	1,351	91,530
Fiserv, Inc.*	1,056	91,459
Fidelity National Information Services, Inc.	1,294	86,802
CyberArk Software Ltd.*	1,730	86,742
Paychex, Inc.	1,803	85,877
Check Point Software Technologies Ltd.*	1,080	85,676
NetEase, Inc. ADR	700	84,084
SAP SE ADR	1,168	75,674
Red Hat, Inc.*	1,047	75,258
Workday, Inc. — Class A*	1,050	72,303
CA, Inc.	2,552	69,670
Akamai Technologies, Inc.*	1,005	69,406
Citrix Systems, Inc.*	951	65,885
ServiceNow, Inc.*	940	65,283
Autodesk, Inc.*	1,417	62,546
ANSYS, Inc.*	640	56,410
CDK Global, Inc.	1,134	54,183
Broadridge Financial Solutions, Inc.	930	51,476
Solera Holdings, Inc.	950	51,300
NetSuite, Inc.*	600	50,340
Tyler Technologies, Inc.*	310	46,286
Tableau Software, Inc. — Class A*	580	46,272
Ultimate Software Group, Inc.*	252	45,111
Nuance Communications, Inc.*	2,700	44,199
Dealertrack Technologies, Inc.*	610	38,528
PTC, Inc.*	1,183	37,548
Qlik Technologies, Inc.*	980	35,721
Aspen Technology, Inc.*	930	35,256
Rackspace Hosting, Inc.*	1,393	34,379
SolarWinds, Inc.*	870	34,139
Take-Two Interactive Software, Inc.*	1,100	31,603
CommVault Systems, Inc.*	730	24,791
Total Software		3,097,138

Semiconductors - 18.8%
Intel Corp.	8,165	246,093
QUALCOMM, Inc.	3,438	184,724
Texas Instruments, Inc.	2,956	146,381
Avago Technologies Ltd.	952	119,010
Broadcom Corp. — Class A	2,183	112,272
Taiwan Semiconductor Manufacturing Company Ltd. ADR	4,890	101,468
NXP Semiconductor N.V.*	1,159	100,914
Analog Devices, Inc.	1,500	84,615
Applied Materials, Inc.	5,527	81,192
Marvell Technology Group Ltd.	8,877	80,337
Altera Corp.	1,580	79,126
Skyworks Solutions, Inc.	929	78,231
Micron Technology, Inc.*	5,184	77,656
ARM Holdings plc ADR	1,790	77,418
NVIDIA Corp.	3,115	76,785
ASML Holding N.V. — Class G	868	76,367
Freescale Semiconductor Ltd.*	1,850	67,673
Xilinx, Inc.	1,575	66,780
Linear Technology Corp.	1,566	63,188
Maxim Integrated Products, Inc.	1,866	62,324
Microchip Technology, Inc.	1,421	61,231
Lam Research Corp.	934	61,018
KLA-Tencor Corp.	1,108	55,400
Qorvo, Inc.*	1,107	49,870
IPG Photonics Corp.*	520	39,504
ON Semiconductor Corp.*	4,099	38,531
Teradyne, Inc.	2,120	38,181
Atmel Corp.	4,632	37,380
Synaptics, Inc.*	448	36,942
Cavium, Inc.*	590	36,208
Integrated Device Technology, Inc.*	1,756	35,647
Cypress Semiconductor Corp.*	3,835	32,674
Cree, Inc.*	1,265	30,651
Cirrus Logic, Inc.*	940	29,619
Ambarella, Inc.*	440	25,428
Total Semiconductors		2,590,838

Internet - 17.8%
Google, Inc. — Class A*	651	415,578
Facebook, Inc. — Class A*	3,540	318,247
Alibaba Group Holding Ltd. ADR*	2,500	147,425
Baidu, Inc. ADR*	886	121,745
eBay, Inc.*	4,304	105,190
Yahoo!, Inc.*	3,520	101,763
LinkedIn Corp. — Class A*	525	99,818
SouFun Holdings Ltd. ADR	13,210	87,187
Qihoo 360 Technology Company Ltd. ADR*	1,790	85,615
Twitter, Inc.*	3,160	85,130
Bitauto Holdings Ltd. ADR*	2,790	83,058
SINA Corp.*	1,931	77,472
Symantec Corp.	3,778	73,558
YY, Inc. ADR*	1,341	73,138
MercadoLibre, Inc.	707	64,379
F5 Networks, Inc.*	498	57,668
VeriSign, Inc.*	813	57,365
CDW Corp.	1,300	53,118
Splunk, Inc.*	950	52,583
Zillow Group, Inc. — Class A*	1,610	46,255
IAC/InterActiveCorp	700	45,689
Pandora Media, Inc.*	2,124	45,326
FireEye, Inc.*	1,340	42,639
58.com, Inc. ADR*	880	41,404

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 113

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
TECHNOLOGY FUND

	Shares	Value

HomeAway, Inc.*	1,150	$30,521
GrubHub, Inc.*	1,170	28,478
Yelp, Inc. — Class A*	1,110	24,043
Total Internet		2,464,392

Computers - 17.2%
Apple, Inc.	4,522	498,777
International Business Machines Corp.	1,658	240,361
EMC Corp.	5,655	136,625
Hewlett-Packard Co.	5,015	128,434
Cognizant Technology Solutions Corp. — Class A*	1,990	124,594
Accenture plc — Class A	1,147	112,704
Infosys Ltd. ADR	4,625	88,291
Western Digital Corp.	1,090	86,590
Seagate Technology plc	1,583	70,918
SanDisk Corp.	1,237	67,206
BlackBerry Ltd.*	9,880	60,564
Amdocs Ltd.	1,050	59,724
Computer Sciences Corp.	956	58,679
NetApp, Inc.	1,950	57,720
Synopsys, Inc.*	1,160	53,569
Fortinet, Inc.*	1,257	53,397
Cadence Design Systems, Inc.*	2,394	49,508
Jack Henry & Associates, Inc.	690	48,031
Manhattan Associates, Inc.*	700	43,610
Brocade Communications Systems, Inc.	4,038	41,914
Teradata Corp.*	1,395	40,399
DST Systems, Inc.	380	39,953
MAXIMUS, Inc.	650	38,714
NetScout Systems, Inc.*	1,040	36,785
NCR Corp.*	1,600	36,400
VeriFone Systems, Inc.*	1,290	35,772
Lexmark International, Inc. — Class A	910	26,372
Stratasys Ltd.*	850	22,516
3D Systems Corp.*	1,881	21,726
Total Computers		2,379,853

Commercial Services - 7.0%
MasterCard, Inc. — Class A	2,249	202,680
Automatic Data Processing, Inc.	1,553	124,799
PayPal Holdings, Inc.*	3,884	120,559
FleetCor Technologies, Inc.*	510	70,186
Western Union Co.	3,331	61,157
Vantiv, Inc. — Class A*	1,310	58,845
Total System Services, Inc.	1,270	57,696
Global Payments, Inc.	490	56,218
Sabre Corp.	2,010	54,632
Gartner, Inc.*	620	52,037
Booz Allen Hamilton Holding Corp.	1,490	39,053
Cimpress N.V.*	510	38,816
WEX, Inc.*	410	35,604
Total Commercial Services		972,282

Electronics - 5.2%
Corning, Inc.	5,251	89,896
TE Connectivity Ltd.	1,477	88,457
Amphenol Corp. — Class A	1,561	79,549
Fitbit, Inc. — Class A*	1,440	54,274
Avnet, Inc.	1,134	48,400
Flextronics International Ltd.*	4,581	48,284
Arrow Electronics, Inc.*	816	45,108
Keysight Technologies, Inc.*	1,440	44,409
Jabil Circuit, Inc.	1,970	44,069
FLIR Systems, Inc.	1,420	39,746
Trimble Navigation Ltd.*	2,413	39,621
FEI Co.	480	35,059
Tech Data Corp.*	450	30,825
Knowles Corp.*	1,520	28,014
Total Electronics		715,711

Telecommunications - 5.1%
Cisco Systems, Inc.	8,994	236,093
Nokia Oyj ADR	11,515	78,072
Palo Alto Networks, Inc.*	440	75,680
Motorola Solutions, Inc.	1,039	71,047
Juniper Networks, Inc.	2,483	63,837
CommScope Holding Company, Inc.*	1,550	46,547
Arista Networks, Inc.*	670	40,997
ARRIS Group, Inc.*	1,478	38,384
Ciena Corp.*	1,561	32,344
Viavi Solutions, Inc.*	4,199	22,549
Total Telecommunications		705,550

Diversified Financial Services - 2.7%
Visa, Inc. — Class A	3,770	262,618
Alliance Data Systems Corp.*	319	82,615
Ellie Mae, Inc.*	420	27,959
Total Diversified Financial Services		373,192

Energy-Alternate Sources - 0.9%
Canadian Solar, Inc.*	3,910	64,984
First Solar, Inc.*	927	39,629
SunEdison, Inc.*	3,342	23,996
Total Energy-Alternate Sources		128,609

Auto Parts & Equipment - 0.6%
Mobileye N.V.*	1,846	83,956

Office & Business Equipment - 0.5%
Xerox Corp.	6,476	63,011

Aerospace & Defense - 0.5%
Harris Corp.	830	60,715

114 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2015
TECHNOLOGY FUND

	Shares	Value

Electrical Components & Equipment - 0.4%
SunPower Corp. — Class A*	1,530	$30,661
Belden, Inc.	570	26,613
Total Electrical Components & Equipment		57,274

Media - 0.4%
FactSet Research Systems, Inc.	330	52,737

Distribution & Wholesale - 0.3%
Ingram Micro, Inc. — Class A	1,530	41,677

Machinery-Diversified - 0.3%
Zebra Technologies Corp. — Class A*	510	39,041

Total Common Stocks
(Cost $7,357,303)		13,825,976

	Face Amount

REPURCHASE AGREEMENTS††,1 - 0.4%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$45,369	45,369
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	10,965	10,965
Total Repurchase Agreements
(Cost $56,334)		56,334

Total Investments - 100.5%
(Cost $7,413,637)		$13,882,310
Other Assets & Liabilities, net - (0.5)%		(68,483)
Total Net Assets - 100.0%		$13,813,827

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 115

TECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments, at value (cost $7,357,303)	$13,825,976
Repurchase agreements, at value (cost $56,334)	56,334
Total investments (cost $7,413,637)	13,882,310
Cash	395
Receivables:
Dividends	6,217
Fund shares sold	4,716
Foreign taxes reclaim	1,098
Securities lending income	12
Total assets	13,894,748

Liabilities:
Payable for:
Fund shares redeemed	57,461
Management fees	10,385
Transfer agent and administrative fees	3,054
Distribution and service fees	2,820
Portfolio accounting fees	1,222
Miscellaneous	5,979
Total liabilities	80,921
Commitments and contingent liabilities (Note 9)	—
Net assets	$13,813,827

Net assets consist of:
Paid in capital	$12,357,069
Accumulated net investment loss	(240,494)
Accumulated net realized loss on investments	(4,771,421)
Net unrealized appreciation on investments	6,468,673
Net assets	$13,813,827

Investor Class:
Net assets	$7,152,558
Capital shares outstanding	126,729
Net asset value per share	$56.44

Advisor Class:
Net assets	$2,711,700
Capital shares outstanding	52,126
Net asset value per share	$52.02

A-Class:
Net assets	$1,925,861
Capital shares outstanding	36,263
Net asset value per share	$53.11
Maximum offering price per share (Net asset value divided by 95.25%)	$55.76

C-Class:
Net assets	$2,023,708
Capital shares outstanding	41,235
Net asset value per share	$49.08

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends	$232,173
Income from securities lending, net	6,985
Interest	33
Total investment income	239,191

Expenses:
Management fees	172,425
Transfer agent and administrative fees	50,713
Distribution and service fees:
Advisor Class	9,849
A-Class	7,129
C-Class	14,110
Portfolio accounting fees	20,285
Custodian fees	2,338
Trustees’ fees*	1,402
Line of credit fees	81
Miscellaneous	22,559
Total expenses	300,891
Net investment loss	(61,700)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,646,046
Net realized gain	2,646,046
Net change in unrealized appreciation (depreciation) on:
Investments	(6,453,391)
Net change in unrealized appreciation (depreciation)	(6,453,391)
Net realized and unrealized loss	(3,807,345)
Net decrease in net assets resulting from operations	$(3,869,045)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

116 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(61,700)	$(120,266)
Net realized gain on investments	2,646,046	848,143
Net change in unrealized appreciation (depreciation) on investments	(6,453,391)	516,435
Net increase (decrease) in net assets resulting from operations	(3,869,045)	1,244,312

Capital share transactions:
Proceeds from sale of shares
Investor Class	38,395,365	78,754,571
Advisor Class	31,497,274	30,346,789
A-Class	9,222,561	18,659,402
C-Class	10,964,433	21,038,252
Cost of shares redeemed
Investor Class	(49,042,189)	(92,812,678)
Advisor Class	(31,124,371)	(34,217,663)
A-Class	(16,776,285)	(14,187,804)
C-Class	(11,612,950)	(21,139,205)
Net decrease from capital share transactions	(18,476,162)	(13,558,336)
Net decrease in net assets	(22,345,207)	(12,314,024)

Net assets:
Beginning of period	36,159,034	48,473,058
End of period	$13,813,827	$36,159,034
Accumulated net investment loss at end of period	$(240,494)	$(178,794)

Capital share activity:
Shares sold
Investor Class	612,090	1,362,713
Advisor Class	544,297	573,554
A-Class	156,565	328,301
C-Class	204,458	413,675
Shares redeemed
Investor Class	(819,471)	(1,616,398)
Advisor Class	(542,239)	(656,798)
A-Class	(292,953)	(266,905)
C-Class	(217,616)	(416,613)
Net decrease in shares	(354,869)	(278,471)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 117

TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[d]	Year Ended March 28, 2013[d]	Year Ended March 31, 2012[d]	Year Ended March 31, 2011[d]
Per Share Data
Net asset value, beginning of period	$61.23	$55.90	$43.58	$42.92	$41.81	$36.10
Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	(.10)	(.09)	.03	(.03)	(.18)
Net gain (loss) on investments (realized and unrealized)	(4.74)	5.43	12.41	.63	1.14	5.89
Total from investment operations	(4.79)	5.33	12.32	.66	1.11	5.71
Net asset value, end of period	$56.44	$61.23	$55.90	$43.58	$42.92	$41.81

Total Return[c]	(7.82%)	9.53%	28.24%	1.54%	2.65%	15.88%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,153	$20,458	$32,858	$8,325	$19,985	$35,408
Ratios to average net assets:
Net investment income (loss)	(0.18%)	(0.17%)	(0.18%)	0.10%	(0.10%)	(0.48%)
Total expenses	1.33%	1.35%	1.37%	1.35%	1.36%	1.39%
Portfolio turnover rate	193%	280%	321%	324%	487%	393%

Advisor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[d]	Year Ended March 28, 2013[d]	Year Ended March 31, 2012[d]	Year Ended March 31, 2011[d]
Per Share Data
Net asset value, beginning of period	$56.54	$51.87	$40.65	$40.22	$39.39	$34.18
Income (loss) from investment operations:
Net investment income (loss)[b]	(.16)	(.37)	(.27)	(.12)	(.33)	(.33)
Net gain (loss) on investments (realized and unrealized)	(4.36)	5.04	11.49	.55	1.16	5.54
Total from investment operations	(4.52)	4.67	11.22	.43	.83	5.21
Net asset value, end of period	$52.02	$56.54	$51.87	$40.65	$40.22	$39.39

Total Return[c]	(7.99%)	9.00%	27.60%	1.04%	2.13%	15.28%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,712	$2,831	$6,915	$1,286	$2,361	$6,565
Ratios to average net assets:
Net investment income (loss)	(0.55%)	(0.69%)	(0.54%)	(0.33%)	(0.87%)	(0.94%)
Total expenses	1.76%	1.85%	1.87%	1.85%	1.85%	1.88%
Portfolio turnover rate	193%	280%	321%	324%	487%	393%

118 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[d]	Year Ended March 28, 2013[d]	Year Ended March 31, 2012[d]	Year Ended March 31, 2011[d]
Per Share Data
Net asset value, beginning of period	$57.69	$52.79	$41.30	$40.76	$39.83	$34.47
Income (loss) from investment operations:
Net investment income (loss)[b]	(.08)	(.21)	(.23)	(.09)	(.30)	(.27)
Net gain (loss) on investments (realized and unrealized)	(4.50)	5.11	11.72	.63	1.23	5.63
Total from investment operations	(4.58)	4.90	11.49	.54	.93	5.36
Net asset value, end of period	$53.11	$57.69	$52.79	$41.30	$40.76	$39.83

Total Return[c]	(7.94%)	9.28%	27.79%	1.32%	2.33%	15.58%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,926	$9,960	$5,873	$1,998	$7,367	$1,725
Ratios to average net assets:
Net investment income (loss)	(0.29%)	(0.39%)	(0.47%)	(0.27%)	(0.76%)	(0.73%)
Total expenses	1.58%	1.59%	1.62%	1.59%	1.59%	1.64%
Portfolio turnover rate	193%	280%	321%	324%	487%	393%

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[d]	Year Ended March 28, 2013[d]	Year Ended March 31, 2012[d]	Year Ended March 31, 2011[d]
Per Share Data
Net asset value, beginning of period	$53.50	$49.30	$38.84	$38.65	$38.07	$33.15
Income (loss) from investment operations:
Net investment income (loss)[b]	(.32)	(.58)	(.50)	(.33)	(.51)	(.51)
Net gain (loss) on investments (realized and unrealized)	(4.10)	4.78	10.96	.52	1.09	5.43
Total from investment operations	(4.42)	4.20	10.46	.19	.58	4.92
Net asset value, end of period	$49.08	$53.50	$49.30	$38.84	$38.65	$38.07

Total Return[c]	(8.26%)	8.52%	26.90%	0.54%	1.50%	14.84%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,024	$2,910	$2,827	$1,715	$2,743	$2,618
Ratios to average net assets:
Net investment income (loss)	(1.19%)	(1.13%)	(1.13%)	(0.90%)	(1.45%)	(1.53%)
Total expenses	2.33%	2.35%	2.37%	2.35%	2.36%	2.39%
Portfolio turnover rate	193%	280%	321%	324%	487%	393%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Reverse share split — Per share amounts for the periods presented through February 7, 2014 have been restated to reflect a 1:3 reverse share split effective February 7, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 119

FUND PROFILE (Unaudited)	September 30, 2015

TELECOMMUNICATIONS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment (“Telecommunications Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
Advisor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	April 18, 2001

Ten Largest Holdings (% of Total Net Assets)
AT&T, Inc.	9.2%
Verizon Communications, Inc.	8.4%
Cisco Systems, Inc.	7.5%
QUALCOMM, Inc.	5.9%
T-Mobile US, Inc.	3.6%
Crown Castle International Corp.	3.4%
Level 3 Communications, Inc.	2.6%
CenturyLink, Inc.	2.4%
Palo Alto Networks, Inc.	2.4%
Sprint Corp.	2.4%
Top Ten Total	47.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

120 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
TELECOMMUNICATIONS FUND

	Shares	Value

COMMON STOCKS† - 99.5%

Telecommunications - 79.9%
AT&T, Inc.	7,173	$233,696
Verizon Communications, Inc.	4,939	214,896
Cisco Systems, Inc.	7,310	191,888
T-Mobile US, Inc.*	2,321	92,399
Level 3 Communications, Inc.*	1,505	65,754
CenturyLink, Inc.	2,455	61,670
Palo Alto Networks, Inc.*	356	61,232
Sprint Corp.*	15,704	60,303
Motorola Solutions, Inc.	848	57,986
Juniper Networks, Inc.	2,016	51,831
Vodafone Group plc ADR	1,230	39,040
Zayo Group Holdings, Inc.*	1,535	38,928
Frontier Communications Corp.	7,998	37,991
CommScope Holding Company, Inc.*	1,262	37,898
America Movil SAB de CV — Class L ADR	2,237	37,022
China Mobile Ltd. ADR	597	35,522
Nokia Oyj ADR	5,192	35,202
BCE, Inc.	835	34,202
Arista Networks, Inc.*	541	33,104
EchoStar Corp. — Class A*	755	32,488
Telefonaktiebolaget LM Ericsson ADR	3,240	31,687
Rogers Communications, Inc. — Class B	910	31,377
ARRIS Group, Inc.*	1,200	31,164
SK Telecom Company Ltd. ADR	1,252	30,549
ViaSat, Inc.*	455	29,252
Telefonica Brasil S.A. ADR	3,126	28,540
Telefonica S.A. ADR	2,365	28,475
Ubiquiti Networks, Inc.	828	28,061
Sierra Wireless, Inc.*	1,325	28,037
Infinera Corp.*	1,374	26,875
Tim Participacoes S.A. ADR	2,842	26,857
Ciena Corp.*	1,272	26,355
Telephone & Data Systems, Inc.	1,054	26,308
VimpelCom Ltd. ADR	6,283	25,855
InterDigital, Inc.	450	22,770
Plantronics, Inc.	427	21,713
Polycom, Inc.*	1,861	19,503
Viavi Solutions, Inc.*	3,409	18,306
Ruckus Wireless, Inc.*	1,422	16,893
Finisar Corp.*	1,489	16,573
Consolidated Communications Holdings, Inc.	835	16,090
NETGEAR, Inc.*	546	15,927
ADTRAN, Inc.	950	13,870
Windstream Holdings, Inc.	2,044	12,550
Iridium Communications, Inc.*	1,888	11,611
Total Telecommunications		2,038,250

Semiconductors - 5.9%
QUALCOMM, Inc.	2,795	150,175

Computers - 3.6%
Brocade Communications Systems, Inc.	3,280	34,046
BlackBerry Ltd.*	4,137	25,360
Lumentum Holdings, Inc.*	987	16,730
NetScout Systems, Inc.*	424	14,997
Total Computers		91,133

REITs - 3.3%
Crown Castle International Corp.	1,084	85,495

Internet - 2.6%
F5 Networks, Inc.*	404	46,783
Cogent Communications Holdings, Inc.	683	18,550
Total Internet		65,333

Engineering & Construction - 2.3%
SBA Communications Corp. — Class A*	558	58,445

Aerospace & Defense - 1.9%
Harris Corp.	675	49,376

Total Common Stocks
(Cost $1,866,656)		2,538,207

RIGHTS††† - 0.0%
Leap Wireless International, Inc.
Expires 02/17/16	1,848	—
Total Rights
(Cost $4,327)		—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 121

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2015
TELECOMMUNICATIONS FUND

	Face Amount	Value

REPURCHASE AGREEMENTS††,1 - 0.2%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$4,127	$4,127
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	997	997
Total Repurchase Agreements
(Cost $5,124)		5,124

Total Investments - 99.7%
(Cost $1,876,107)		$2,543,331
Other Assets & Liabilities, net - 0.3%		7,446
Total Net Assets - 100.0%		$2,550,777

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

122 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments, at value (cost $1,870,983)	$2,538,207
Repurchase agreements, at value (cost $5,124)	5,124
Total investments (cost $1,876,107)	2,543,331
Cash	4,353
Receivables:
Dividends	11,887
Fund shares sold	1,953
Foreign taxes reclaim	893
Securities lending income	1
Total assets	2,562,418

Liabilities:
Payable for:
Management fees	5,690
Transfer agent and administrative fees	1,673
Fund shares redeemed	1,482
Portfolio accounting fees	669
Distribution and service fees	633
Miscellaneous	1,494
Total liabilities	11,641
Commitments and contingent liabilities (Note 9)	—
Net assets	$2,550,777

Net assets consist of:
Paid in capital	$7,591,425
Undistributed net investment income	178,906
Accumulated net realized loss on investments	(5,886,778)
Net unrealized appreciation on investments	667,224
Net assets	$2,550,777

Investor Class:
Net assets	$675,734
Capital shares outstanding	16,428
Net asset value per share	$41.13

Advisor Class:
Net assets	$1,225,448
Capital shares outstanding	32,737
Net asset value per share	$37.43

A-Class:
Net assets	$369,952
Capital shares outstanding	9,639
Net asset value per share	$38.38
Maximum offering price per share (Net asset value divided by 95.25%)	$40.29

C-Class:
Net assets	$279,643
Capital shares outstanding	7,918
Net asset value per share	$35.32

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends (net of foreign withholding tax of $6,246)	$194,823
Income from securities lending, net	1,557
Interest	9
Total investment income	196,389

Expenses:
Management fees	58,936
Transfer agent and administrative fees	17,334
Distribution and service fees:
Advisor Class	1,162
A-Class	2,137
C-Class	2,787
Portfolio accounting fees	6,934
Custodian fees	800
Trustees’ fees*	327
Line of credit fees	65
Miscellaneous	7,749
Total expenses	98,231
Net investment income	98,158

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(910,096)
Net realized loss	(910,096)
Net change in unrealized appreciation (depreciation) on:
Investments	(258,658)
Net change in unrealized appreciation (depreciation)	(258,658)
Net realized and unrealized loss	(1,168,754)
Net decrease in net assets resulting from operations	$(1,070,596)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 123

TELECOMMUNICATIONS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$98,158	$80,748
Net realized gain (loss) on investments	(910,096)	204,448
Net change in unrealized appreciation (depreciation) on investments	(258,658)	(310,801)
Net decrease in net assets resulting from operations	(1,070,596)	(25,605)

Distributions to shareholders from:
Net investment income
Investor Class	—	(45,635)
Advisor Class	—	(14,600)
A-Class	—	(16,000)
C-Class	—	(21,884)
Total distributions to shareholders	—	(98,119)

Capital share transactions:
Proceeds from sale of shares
Investor Class	50,353,878	18,075,159
Advisor Class	7,840,884	12,552,746
A-Class	8,025,648	4,615,685
C-Class	2,347,297	24,640,143
Distributions reinvested
Investor Class	—	44,841
Advisor Class	—	14,600
A-Class	—	16,000
C-Class	—	19,446
Cost of shares redeemed
Investor Class	(50,082,343)	(19,374,802)
Advisor Class	(7,863,880)	(12,596,170)
A-Class	(8,198,279)	(6,763,959)
C-Class	(1,222,841)	(24,414,344)
Net increase (decrease) from capital share transactions	1,200,364	(3,170,655)
Net increase (decrease) in net assets	129,768	(3,294,379)

Net assets:
Beginning of period	2,421,009	5,715,388
End of period	$2,550,777	$2,421,009
Undistributed net investment income at end of period	$178,906	$80,748

Capital share activity:
Shares sold
Investor Class	1,106,256	392,906
Advisor Class	57,937	294,638
A-Class	184,584	105,986
C-Class	205,190	611,975
Shares issued from reinvestment of distributions
Investor Class	—	971
Advisor Class	—	346
A-Class	—	370
C-Class	—	486
Shares redeemed
Investor Class	(1,118,722)	(419,860)
Advisor Class	(28,832)	(298,908)
A-Class	(185,607)	(157,255)
C-Class	(209,954)	(606,562)
Net increase (decrease) in shares	10,852	(74,907)

124 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[d]	Year Ended March 28, 2013[d]	Year Ended March 31, 2012[d]	Year Ended March 31, 2011[d]
Per Share Data
Net asset value, beginning of period	$45.56	$45.51	$40.76	$41.52	$47.13	$41.18
Income (loss) from investment operations:
Net investment income (loss)[b]	.33	.72	1.06	.81	1.23	.30
Net gain (loss) on investments (realized and unrealized)	(4.76)	.63	4.26	(.67)	(5.52)	5.89
Total from investment operations	(4.43)	1.35	5.32	.14	(4.29)	6.19
Less distributions from:
Net investment income	—	(1.30)	(.57)	(.90)	(1.32)	(.24)
Total distributions	—	(1.30)	(.57)	(.90)	(1.32)	(.24)
Net asset value, end of period	$41.13	$45.56	$45.51	$40.76	$41.52	$47.13

Total Return[c]	(9.72%)	2.93%	13.12%	0.50%	(8.77%)	15.06%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$676	$1,316	$2,497	$2,970	$7,028	$48,089
Ratios to average net assets:
Net investment income (loss)	1.45%	1.55%	2.47%	2.06%	2.86%	0.73%
Total expenses	1.33%	1.36%	1.38%	1.35%	1.36%	1.39%
Portfolio turnover rate	466%	804%	1,271%	1,550%	793%	1,008%

Advisor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[d]	Year Ended March 28, 2013[d]	Year Ended March 31, 2012[d]	Year Ended March 31, 2011[d]
Per Share Data
Net asset value, beginning of period	$41.59	$41.86	$37.75	$38.69	$44.21	$38.82
Income (loss) from investment operations:
Net investment income (loss)[b]	.17	.60	.29	.57	.66	.09
Net gain (loss) on investments (realized and unrealized)	(4.33)	.43	4.39	(.61)	(4.86)	5.54
Total from investment operations	(4.16)	1.03	4.68	(.04)	(4.20)	5.63
Less distributions from:
Net investment income	—	(1.30)	(.57)	(.90)	(1.32)	(.24)
Total distributions	—	(1.30)	(.57)	(.90)	(1.32)	(.24)
Net asset value, end of period	$37.43	$41.59	$41.86	$37.75	$38.69	$44.21

Total Return[c]	(10.00%)	2.42%	12.53%	(0.01%)	(9.15%)	14.59%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,225	$151	$316	$133	$200	$695
Ratios to average net assets:
Net investment income (loss)	0.84%	1.40%	0.74%	1.59%	1.65%	0.25%
Total expenses	1.74%	1.86%	1.88%	1.86%	1.85%	1.88%
Portfolio turnover rate	466%	804%	1,271%	1,550%	793%	1,008%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 125

TELECOMMUNICATIONS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[d]	Year Ended March 28, 2013[d]	Year Ended March 31, 2012[d]	Year Ended March 31, 2011[d]
Per Share Data
Net asset value, beginning of period	$42.63	$42.74	$38.44	$39.27	$44.72	$39.21
Income (loss) from investment operations:
Net investment income (loss)[b]	.37	.58	.72	.72	.54	.42
Net gain (loss) on investments (realized and unrealized)	(4.62)	.61	4.15	(.65)	(4.67)	5.33
Total from investment operations	(4.25)	1.19	4.87	.07	(4.13)	5.75
Less distributions from:
Net investment income	—	(1.30)	(.57)	(.90)	(1.32)	(.24)
Total distributions	—	(1.30)	(.57)	(.90)	(1.32)	(.24)
Net asset value, end of period	$38.38	$42.63	$42.74	$38.44	$39.27	$44.72

Total Return[c]	(9.97%)	2.75%	12.80%	0.30%	(8.91%)	14.75%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$370	$454	$2,631	$553	$1,566	$699
Ratios to average net assets:
Net investment income (loss)	1.71%	1.35%	1.79%	1.98%	1.41%	1.01%
Total expenses	1.57%	1.60%	1.63%	1.61%	1.60%	1.64%
Portfolio turnover rate	466%	804%	1,271%	1,550%	793%	1,008%

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[d]	Year Ended March 28, 2013[d]	Year Ended March 31, 2012[d]	Year Ended March 31, 2011[d]
Per Share Data
Net asset value, beginning of period	$39.35	$39.89	$36.00	$37.04	$42.57	$37.49
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	.06	.54	.48	.15	(.03)
Net gain (loss) on investments (realized and unrealized)	(4.11)	.70	3.92	(.62)	(4.36)	5.35
Total from investment operations	(4.03)	.76	4.46	(.14)	(4.21)	5.32
Less distributions from:
Net investment income	—	(1.30)	(.57)	(.90)	(1.32)	(.24)
Total distributions	—	(1.30)	(.57)	(.90)	(1.32)	(.24)
Net asset value, end of period	$35.32	$39.35	$39.89	$36.00	$37.04	$42.57

Total Return[c]	(10.24%)	1.86%	12.49%	(0.24%)	(9.52%)	14.22%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$280	$499	$271	$784	$672	$2,896
Ratios to average net assets:
Net investment income (loss)	0.41%	0.14%	1.42%	1.41%	0.39%	(0.07%)
Total expenses	2.33%	2.35%	2.38%	2.36%	2.36%	2.39%
Portfolio turnover rate	466%	804%	1,271%	1,550%	793%	1,008%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Reverse share split — Per share amounts for the periods presented through February 7, 2014 have been restated to reflect a 1:3 reverse share split effective February 7, 2014.

126 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2015

TRANSPORTATION FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment (“Transportation Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 2, 1998
Advisor Class	June 9, 1998
A-Class	September 1, 2004
C-Class	May 14, 2001

Ten Largest Holdings (% of Total Net Assets)
United Parcel Service, Inc. — Class B	5.0%
Union Pacific Corp.	4.6%
Ford Motor Co.	3.7%
General Motors Co.	3.6%
FedEx Corp.	3.4%
Delta Air Lines, Inc.	3.1%
Tesla Motors, Inc.	3.0%
Johnson Controls, Inc.	2.7%
Southwest Airlines Co.	2.6%
CSX Corp.	2.6%
Top Ten Total	34.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 127

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
TRANSPORTATION FUND

	Shares	Value

COMMON STOCKS† - 99.4%

Transportation - 40.1%
United Parcel Service, Inc. — Class B	13,013	$1,284,254
Union Pacific Corp.	13,337	1,179,124
FedEx Corp.	6,047	870,647
CSX Corp.	25,096	675,082
Norfolk Southern Corp.	8,276	632,286
Kansas City Southern	4,729	429,772
CH Robinson Worldwide, Inc.	6,172	418,338
Canadian Pacific Railway Ltd.	2,838	407,452
Expeditors International of Washington, Inc.	8,500	399,925
J.B. Hunt Transport Services, Inc.	5,270	376,277
Canadian National Railway Co.	6,120	347,371
Old Dominion Freight Line, Inc.*	4,941	301,401
Ryder System, Inc.	3,524	260,917
Kirby Corp.*	3,859	239,065
Genesee & Wyoming, Inc. — Class A*	3,876	228,994
Con-way, Inc.	4,757	225,720
Landstar System, Inc.	3,498	222,018
Matson, Inc.	4,700	180,903
XPO Logistics, Inc.*	7,560	180,155
Knight Transportation, Inc.	7,350	176,400
Heartland Express, Inc.	8,830	176,070
Werner Enterprises, Inc.	6,907	173,366
Swift Transportation Co. — Class A*	11,490	172,580
Hub Group, Inc. — Class A*	4,266	155,325
Atlas Air Worldwide Holdings, Inc.*	3,520	121,651
Saia, Inc.*	3,670	113,587
ArcBest Corp.	4,133	106,507
Echo Global Logistics, Inc.*	5,110	100,156
UTI Worldwide, Inc.*	19,300	88,587
Forward Air Corp.	1,730	71,778
Total Transportation		10,315,708

Airlines - 19.2%
Delta Air Lines, Inc.	17,865	801,602
Southwest Airlines Co.	17,816	677,721
American Airlines Group, Inc.	17,114	664,537
United Continental Holdings, Inc.*	11,080	587,794
Alaska Air Group, Inc.	5,518	438,405
JetBlue Airways Corp.*	14,824	382,014
Allegiant Travel Co. — Class A	1,303	281,774
Copa Holdings S.A. — Class A	6,482	271,790
Ryanair Holdings plc ADR	3,294	257,920
Spirit Airlines, Inc.*	5,280	249,744
Virgin America, Inc.*	4,730	161,908
Hawaiian Holdings, Inc.*	6,410	158,199
Total Airlines		4,933,408

Auto Parts & Equipment - 17.3%
Johnson Controls, Inc.	16,987	702,581
Delphi Automotive plc	6,740	512,510
BorgWarner, Inc.	9,647	401,219
Lear Corp.	3,651	397,156
Goodyear Tire & Rubber Co.	12,536	367,681
Autoliv, Inc.	3,193	348,069
Magna International, Inc.	6,620	317,826
Visteon Corp.*	2,734	276,790
Tenneco, Inc.*	4,763	213,240
Dana Holding Corp.	12,759	202,613
Cooper Tire & Rubber Co.	5,010	197,945
Dorman Products, Inc.*	3,620	184,222
Gentherm, Inc.*	3,757	168,764
American Axle & Manufacturing Holdings, Inc.*	8,200	163,508
Total Auto Parts & Equipment		4,454,124

Auto Manufacturers - 14.5%
Ford Motor Co.	70,876	961,788
General Motors Co.	30,924	928,338
Tesla Motors, Inc.*	3,057	759,359
Tata Motors Ltd. ADR*	13,462	302,895
Toyota Motor Corp. ADR	2,358	276,546
Fiat Chrysler Automobiles N.V.*	20,094	265,442
Honda Motor Company Ltd. ADR	8,120	242,788
Total Auto Manufacturers		3,737,156

Commercial Services - 3.7%
Hertz Global Holdings, Inc.*	21,018	351,632
Macquarie Infrastructure Corp.	4,340	324,024
Avis Budget Group, Inc.*	6,434	281,037
Total Commercial Services		956,693

Leisure Time - 1.8%
Harley-Davidson, Inc.	8,256	453,254

Electronics - 1.1%
Gentex Corp.	18,459	286,115

Home Builders - 0.9%
Thor Industries, Inc.	4,246	219,943

Trucking & Leasing - 0.8%
AMERCO	520	204,604

Total Common Stocks
(Cost $15,877,936)		25,561,005

128 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2015
TRANSPORTATION FUND

	Face Amount	Value

REPURCHASE AGREEMENTS††,1 - 0.8%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$158,746	$158,746
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	38,367	38,367
Total Repurchase Agreements
(Cost $197,113)		197,113

Total Investments - 100.2%
(Cost $16,075,049)		$25,758,118
Other Assets & Liabilities, net - (0.2)%		(60,229)
Total Net Assets - 100.0%		$25,697,889

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 129

TRANSPORTATION FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments, at value (cost $15,877,936)	$25,561,005
Repurchase agreements, at value (cost $197,113)	197,113
Total investments (cost $16,075,049)	25,758,118
Cash	1,146
Receivables:
Fund shares sold	183,926
Dividends	7,488
Total assets	25,950,678

Liabilities:
Payable for:
Securities purchased	208,869
Management fees	18,364
Fund shares redeemed	8,218
Transfer agent and administrative fees	5,401
Distribution and service fees	3,838
Portfolio accounting fees	2,160
Miscellaneous	5,939
Total liabilities	252,789
Commitments and contingent liabilities (Note 9)	—
Net assets	$25,697,889

Net assets consist of:
Paid in capital	$25,532,432
Undistributed net investment income	109,497
Accumulated net realized loss on investments	(9,627,109)
Net unrealized appreciation on investments	9,683,069
Net assets	$25,697,889

Investor Class:
Net assets	$15,635,823
Capital shares outstanding	347,544
Net asset value per share	$44.99

Advisor Class:
Net assets	$1,144,284
Capital shares outstanding	28,153
Net asset value per share	$40.65

A-Class:
Net assets	$6,154,683
Capital shares outstanding	147,280
Net asset value per share	$41.79
Maximum offering price per share (Net asset value divided by 95.25%)	$43.87

C-Class:
Net assets	$2,763,099
Capital shares outstanding	70,418
Net asset value per share	$39.24

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends (net of foreign withholding tax of $4,281)	$292,215
Income from securities lending, net	3,708
Interest	29
Total investment income	295,952

Expenses:
Management fees	178,071
Transfer agent and administrative fees	52,374
Distribution and service fees:
Advisor Class	7,372
A-Class	11,075
C-Class	21,792
Portfolio accounting fees	20,949
Registration fees	26,253
Custodian fees	2,391
Trustees’ fees*	2,165
Line of credit fees	340
Miscellaneous	(3,988)
Total expenses	318,794
Net investment loss	(22,842)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	11,573,304
Net realized gain	11,573,304
Net change in unrealized appreciation (depreciation) on:
Investments	(18,490,228)
Net change in unrealized appreciation (depreciation)	(18,490,228)
Net realized and unrealized loss	(6,916,924)
Net decrease in net assets resulting from operations	$(6,939,766)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

130 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TRANSPORTATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(22,842)	$185,996
Net realized gain on investments	11,573,304	618,158
Net change in unrealized appreciation (depreciation) on investments	(18,490,228)	8,404,635
Net increase (decrease) in net assets resulting from operations	(6,939,766)	9,208,789

Capital share transactions:
Proceeds from sale of shares
Investor Class	35,100,425	225,561,497
Advisor Class	11,210,149	41,190,056
A-Class	4,970,118	41,341,080
C-Class	7,609,867	28,834,797
Cost of shares redeemed
Investor Class	(57,837,396)	(232,830,435)
Advisor Class	(15,893,885)	(37,870,325)
A-Class	(12,825,447)	(40,894,730)
C-Class	(10,656,469)	(26,857,147)
Net decrease from capital share transactions	(38,322,638)	(1,525,207)
Net increase (decrease) in net assets	(45,262,404)	7,683,582

Net assets:
Beginning of period	70,960,293	63,276,711
End of period	$25,697,889	$70,960,293
Undistributed net investment income at end of period	$109,497	$132,339

Capital share activity:
Shares sold
Investor Class	711,224	4,633,899
Advisor Class	240,072	922,719
A-Class	110,214	919,079
C-Class	176,397	671,966
Shares redeemed
Investor Class	(1,188,697)	(4,795,289)
Advisor Class	(344,528)	(853,724)
A-Class	(280,190)	(912,772)
C-Class	(246,347)	(626,094)
Net decrease in shares	(821,855)	(40,216)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 131

TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$52.06	$44.63	$32.07	$26.96	$27.85	$23.79
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.18	(.04)	(.07)	(.06)	— [c]
Net gain (loss) on investments (realized and unrealized)	(7.10)	7.25	12.60	5.18	(.83)	4.06
Total from investment operations	(7.07)	7.43	12.56	5.11	(.89)	4.06
Net asset value, end of period	$44.99	$52.06	$44.63	$32.07	$26.96	$27.85

Total Return[d]	(13.58%)	16.65%	39.16%	18.95%	(3.20%)	17.07%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,636	$42,947	$44	$78,644	$8,031	$5,320
Ratios to average net assets:
Net investment income (loss)	0.10%	0.37%	(0.09%)	(0.25%)	(0.22%)	0.02%
Total expenses	1.33%	1.35%	1.37%	1.37%	1.35%	1.38%
Portfolio turnover rate	90%	247%	593%	737%	1,082%	1,217%

Advisor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$47.12	$40.61	$29.32	$24.76	$25.70	$22.05
Income (loss) from investment operations:
Net investment income (loss)[b]	(.08)	(.10)	(.18)	(.15)	(.14)	(.17)
Net gain (loss) on investments (realized and unrealized)	(6.39)	6.61	11.47	4.71	(.80)	3.82
Total from investment operations	(6.47)	6.51	11.29	4.56	(.94)	3.65
Net asset value, end of period	$40.65	$47.12	$40.61	$29.32	$24.76	$25.70

Total Return[d]	(13.73%)	16.03%	38.51%	18.42%	(3.66%)	16.55%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,144	$6,249	$2,583	$4,483	$2,355	$2,902
Ratios to average net assets:
Net investment income (loss)	(0.36%)	(0.22%)	(0.50%)	(0.57%)	(0.55%)	(0.74%)
Total expenses	1.77%	1.85%	1.87%	1.86%	1.86%	1.89%
Portfolio turnover rate	90%	247%	593%	737%	1,082%	1,217%

132 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$48.41	$41.61	$29.96	$25.25	$26.15	$22.37
Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	.05	(.11)	(.01)	(.12)	(.10)
Net gain (loss) on investments (realized and unrealized)	(6.57)	6.75	11.76	4.72	(.78)	3.88
Total from investment operations	(6.62)	6.80	11.65	4.71	(.90)	3.78
Net asset value, end of period	$41.79	$48.41	$41.61	$29.96	$25.25	$26.15

Total Return[d]	(13.67%)	16.34%	38.89%	18.70%	(3.48%)	16.90%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,155	$15,359	$12,938	$4,558	$1,600	$1,239
Ratios to average net assets:
Net investment income (loss)	(0.22%)	0.12%	(0.28%)	(0.05%)	(0.51%)	(0.42%)
Total expenses	1.58%	1.60%	1.62%	1.60%	1.61%	1.64%
Portfolio turnover rate	90%	247%	593%	737%	1,082%	1,217%

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$45.63	$39.52	$28.67	$24.34	$25.38	$21.87
Income (loss) from investment operations:
Net investment income (loss)[b]	(.20)	(.27)	(.37)	(.26)	(.29)	(.24)
Net gain (loss) on investments (realized and unrealized)	(6.19)	6.38	11.22	4.59	(.75)	3.75
Total from investment operations	(6.39)	6.11	10.85	4.33	(1.04)	3.51
Net asset value, end of period	$39.24	$45.63	$39.52	$28.67	$24.34	$25.38

Total Return[d]	(14.00%)	15.46%	37.84%	17.79%	(4.10%)	16.05%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,763	$6,405	$3,734	$2,727	$2,729	$2,069
Ratios to average net assets:
Net investment income (loss)	(0.93%)	(0.62%)	(1.07%)	(1.06%)	(1.24%)	(1.04%)
Total expenses	2.33%	2.35%	2.37%	2.35%	2.35%	2.39%
Portfolio turnover rate	90%	247%	593%	737%	1,082%	1,217%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income (loss) is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 133

FUND PROFILE (Unaudited)	September 30, 2015

UTILITIES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that operate public utilities (“Utilities Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 3, 2000
Advisor Class	April 3, 2000
A-Class	September 1, 2004
C-Class	April 27, 2001

Ten Largest Holdings (% of Total Net Assets)
Duke Energy Corp.	3.6%
NextEra Energy, Inc.	3.4%
Dominion Resources, Inc.	3.3%
Southern Co.	3.3%
American Electric Power Company, Inc.	2.7%
PG&E Corp.	2.7%
Sempra Energy	2.6%
Exelon Corp.	2.5%
PPL Corp.	2.5%
Public Service Enterprise Group, Inc.	2.4%
Top Ten Total	29.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

134 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
UTILITIES FUND

	Shares	Value

COMMON STOCKS† - 99.7%

Electric - 74.5%
Duke Energy Corp.	18,578	$1,336,502
NextEra Energy, Inc.	12,771	1,245,812
Dominion Resources, Inc.	17,308	1,218,137
Southern Co.	27,131	1,212,756
American Electric Power Company, Inc.	17,596	1,000,509
PG&E Corp.	18,541	978,965
Exelon Corp.	30,870	916,839
PPL Corp.	27,686	910,592
Public Service Enterprise Group, Inc.	20,851	879,078
Edison International	13,758	867,717
Consolidated Edison, Inc.	12,611	843,045
Xcel Energy, Inc.	22,978	813,651
WEC Energy Group, Inc.	15,077	787,321
Eversource Energy	15,413	780,206
DTE Energy Co.	8,922	717,061
FirstEnergy Corp.	21,499	673,134
Entergy Corp.	9,857	641,691
Ameren Corp.	14,537	614,479
CMS Energy Corp.	16,984	599,875
SCANA Corp.	9,760	549,098
Pinnacle West Capital Corp.	7,908	507,219
Alliant Energy Corp.	8,352	488,508
Pepco Holdings, Inc.	19,122	463,135
TECO Energy, Inc.	17,544	460,705
AES Corp.	46,108	451,397
Westar Energy, Inc.	11,531	443,252
ITC Holdings Corp.	12,995	433,253
OGE Energy Corp.	15,812	432,616
Calpine Corp.*	28,143	410,888
Great Plains Energy, Inc.	14,502	391,844
NRG Energy, Inc.	24,744	367,448
Portland General Electric Co.	9,405	347,703
IDACORP, Inc.	5,362	346,975
MDU Resources Group, Inc.	19,547	336,208
Cleco Corp.	6,265	333,549
Hawaiian Electric Industries, Inc.	11,471	329,103
UIL Holdings Corp.	6,354	319,416
NorthWestern Corp.	5,700	306,831
ALLETE, Inc.	5,909	298,345
Abengoa Yield plc	18,022	298,264
Korea Electric Power Corp. ADR	14,392	294,892
PNM Resources, Inc.	10,377	291,075
Avista Corp.	8,352	277,704
Dynegy, Inc.*	13,170	272,224
Black Hills Corp.	6,354	262,674
El Paso Electric Co.	6,342	233,512
Talen Energy Corp.*	18,544	187,294
NRG Yield, Inc. — Class C	15,000	174,150
Total Electric		27,346,652

Gas - 18.8%
Sempra Energy	9,703	938,475
CenterPoint Energy, Inc.	28,596	515,872
AGL Resources, Inc.	8,300	506,632
NiSource, Inc.	25,189	467,256
Atmos Energy Corp.	7,963	463,287
UGI Corp.	13,231	460,703
National Fuel Gas Co.	7,350	367,353
Vectren Corp.	8,477	356,119
National Grid plc ADR	5,043	351,144
Questar Corp.	17,819	345,867
Piedmont Natural Gas Company, Inc.	8,541	342,238
WGL Holdings, Inc.	5,658	326,297
Southwest Gas Corp.	5,450	317,844
New Jersey Resources Corp.	10,415	312,762
Laclede Group, Inc.	5,415	295,280
ONE Gas, Inc.	6,440	291,925
South Jersey Industries, Inc.	10,124	255,631
Total Gas		6,914,685

Water - 4.2%
American Water Works Company, Inc.	10,888	599,711
Aqua America, Inc.	15,441	408,723
Cia de Saneamento Basico do Estado de Sao Paulo ADR	69,964	271,460
American States Water Co.	5,789	239,665
Total Water		1,519,559

Energy-Alternate Sources - 1.1%
TerraForm Power, Inc. — Class A	14,687	208,849
Pattern Energy Group, Inc.	10,525	200,922
Total Energy-Alternate Sources		409,771

Pipelines - 1.1%
Columbia Pipeline Group, Inc.	22,001	402,398
Kinder Morgan, Inc.	1	28
Total Pipelines		402,426

Total Common Stocks
(Cost $27,373,217)		36,593,093

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 135

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2015
UTILITIES FUND

	Face Amount	Value

REPURCHASE AGREEMENTS††,1 - 0.5%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$157,118	$157,118
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	37,974	37,974
Total Repurchase Agreements
(Cost $195,092)		195,092

Total Investments - 100.2%
(Cost $27,568,309)		$36,788,185
Other Assets & Liabilities, net - (0.2)%		(63,151)
Total Net Assets - 100.0%		$36,725,034

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

136 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments, at value (cost $27,373,217)	$36,593,093
Repurchase agreements, at value (cost $195,092)	195,092
Total investments (cost $27,568,309)	36,788,185
Receivables:
Securities sold	2,259,075
Fund shares sold	1,197,226
Dividends	76,793
Foreign taxes reclaim	427
Total assets	40,321,706

Liabilities:
Payable for:
Fund shares redeemed	3,552,534
Management fees	22,482
Distribution and service fees	7,121
Transfer agent and administrative fees	6,613
Portfolio accounting fees	2,645
Miscellaneous	5,277
Total liabilities	3,596,672
Commitments and contingent liabilities (Note 9)	—
Net assets	$36,725,034

Net assets consist of:
Paid in capital	$32,297,094
Undistributed net investment income	455,981
Accumulated net realized loss on investments	(5,247,917)
Net unrealized appreciation on investments	9,219,876
Net assets	$36,725,034

Investor Class:
Net assets	$15,728,666
Capital shares outstanding	449,751
Net asset value per share	$34.97

Advisor Class:
Net assets	$10,265,348
Capital shares outstanding	323,582
Net asset value per share	$31.72

A-Class:
Net assets	$4,067,320
Capital shares outstanding	124,042
Net asset value per share	$32.79
Maximum offering price per share (Net asset value divided by 95.25%)	$34.43

C-Class:
Net assets	$6,663,700
Capital shares outstanding	230,628
Net asset value per share	$28.89

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends (net of foreign withholding tax of $4,077)	$829,137
Income from securities lending, net	1,053
Interest	29
Total investment income	830,219

Expenses:
Management fees	202,153
Transfer agent and administrative fees	59,456
Distribution and service fees:
Advisor Class	15,449
A-Class	6,958
C-Class	35,994
Portfolio accounting fees	23,782
Registration fees	28,109
Custodian fees	2,713
Trustees’ fees*	2,409
Line of credit fees	137
Miscellaneous	(2,922)
Total expenses	374,238
Net investment income	455,981

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,905,608
Net realized gain	1,905,608
Net change in unrealized appreciation (depreciation) on:
Investments	(6,593,701)
Net change in unrealized appreciation (depreciation)	(6,593,701)
Net realized and unrealized loss	(4,688,093)
Net decrease in net assets resulting from operations	$(4,232,112)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 137

UTILITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$455,981	$1,972,875
Net realized gain (loss) on investments	1,905,608	(770,439)
Net change in unrealized appreciation (depreciation) on investments	(6,593,701)	2,118,506
Net increase (decrease) in net assets resulting from operations	(4,232,112)	3,320,942

Distributions to shareholders from:
Net investment income
Investor Class	—	(272,237)
Advisor Class	—	(76,869)
A-Class	—	(26,090)
C-Class	—	(39,413)
Total distributions to shareholders	—	(414,609)

Capital share transactions:
Proceeds from sale of shares
Investor Class	41,059,224	270,237,495
Advisor Class	105,993,964	237,983,954
A-Class	15,360,488	49,228,912
C-Class	12,063,068	34,705,230
Distributions reinvested
Investor Class	—	144,586
Advisor Class	—	76,768
A-Class	—	22,710
C-Class	—	35,206
Cost of shares redeemed
Investor Class	(78,019,063)	(313,431,370)
Advisor Class	(108,413,652)	(226,632,966)
A-Class	(20,567,286)	(51,074,156)
C-Class	(13,421,077)	(35,228,923)
Net decrease from capital share transactions	(45,944,334)	(33,932,554)
Net decrease in net assets	(50,176,446)	(31,026,221)

Net assets:
Beginning of period	86,901,480	117,927,701
End of period	$36,725,034	$86,901,480
Undistributed net investment income at end of period	$455,981	$—

Capital share activity:
Shares sold
Investor Class	1,153,547	7,335,372
Advisor Class	3,256,202	7,128,509
A-Class	455,257	1,412,405
C-Class	409,048	1,145,355
Shares issued from reinvestment of distributions
Investor Class	—	3,887
Advisor Class	—	2,266
A-Class	—	650
C-Class	—	1,130
Shares redeemed
Investor Class	(2,195,455)	(8,665,636)
Advisor Class	(3,335,607)	(6,800,787)
A-Class	(613,106)	(1,487,751)
C-Class	(452,610)	(1,166,095)
Net decrease in shares	(1,322,724)	(1,090,695)

138 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$36.98	$34.01	$32.71	$29.13	$27.00	$24.80
Income (loss) from investment operations:
Net investment income (loss)[b]	.41	.84	.78	.74	.73	.86
Net gain (loss) on investments (realized and unrealized)	(2.42)	2.26	1.98	3.96	1.80	2.96
Total from investment operations	(2.01)	3.10	2.76	4.70	2.53	3.82
Less distributions from:
Net investment income	—	(.13)	(1.46)	(1.12)	(.40)	(1.62)
Total distributions	—	(.13)	(1.46)	(1.12)	(.40)	(1.62)
Net asset value, end of period	$34.97	$36.98	$34.01	$32.71	$29.13	$27.00

Total Return[c]	(5.44%)	9.12%	8.88%	16.75%	9.44%	15.94%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,729	$55,156	$95,854	$42,907	$37,469	$9,328
Ratios to average net assets:
Net investment income (loss)	2.25%	2.31%	2.38%	2.45%	2.59%	3.35%
Total expenses	1.33%	1.35%	1.40%	1.35%	1.35%	1.37%
Portfolio turnover rate	250%	384%	508%	534%	549%	800%

Advisor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$33.61	$31.09	$30.19	$27.10	$25.26	$23.40
Income (loss) from investment operations:
Net investment income (loss)[b]	.27	.60	.69	.48	.56	.62
Net gain (loss) on investments (realized and unrealized)	(2.16)	2.05	1.67	3.73	1.68	2.86
Total from investment operations	(1.89)	2.65	2.36	4.21	2.24	3.48
Less distributions from:
Net investment income	—	(.13)	(1.46)	(1.12)	(.40)	(1.62)
Total distributions	—	(.13)	(1.46)	(1.12)	(.40)	(1.62)
Net asset value, end of period	$31.72	$33.61	$31.09	$30.19	$27.10	$25.26

Total Return[c]	(5.62%)	8.53%	8.29%	16.23%	8.90%	15.43%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,265	$13,546	$2,269	$4,812	$8,036	$1,240
Ratios to average net assets:
Net investment income (loss)	1.68%	1.79%	2.32%	1.70%	2.11%	2.53%
Total expenses	1.75%	1.84%	1.88%	1.85%	1.84%	1.87%
Portfolio turnover rate	250%	384%	508%	534%	549%	800%

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UTILITIES FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$34.70	$32.02	$30.95	$27.69	$25.75	$23.77
Income (loss) from investment operations:
Net investment income (loss)[b]	.27	.66	.63	.65	.67	.54
Net gain (loss) on investments (realized and unrealized)	(2.18)	2.15	1.90	3.73	1.67	3.06
Total from investment operations	(1.91)	2.81	2.53	4.38	2.34	3.60
Less distributions from:
Net investment income	—	(.13)	(1.46)	(1.12)	(.40)	(1.62)
Total distributions	—	(.13)	(1.46)	(1.12)	(.40)	(1.62)
Net asset value, end of period	$32.79	$34.70	$32.02	$30.95	$27.69	$25.75

Total Return[c]	(5.50%)	8.78%	8.64%	16.46%	9.16%	15.70%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,067	$9,782	$11	$6,938	$7,912	$3,289
Ratios to average net assets:
Net investment income (loss)	1.58%	1.93%	2.05%	2.26%	2.47%	2.23%
Total expenses	1.58%	1.60%	1.63%	1.61%	1.60%	1.63%
Portfolio turnover rate	250%	384%	508%	534%	549%	800%

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$30.70	$28.55	$27.96	$25.31	$23.76	$22.21
Income (loss) from investment operations:
Net investment income (loss)[b]	.17	.36	.34	.42	.42	.39
Net gain (loss) on investments (realized and unrealized)	(1.98)	1.92	1.71	3.35	1.53	2.78
Total from investment operations	(1.81)	2.28	2.05	3.77	1.95	3.17
Less distributions from:
Net investment income	—	(.13)	(1.46)	(1.12)	(.40)	(1.62)
Total distributions	—	(.13)	(1.46)	(1.12)	(.40)	(1.62)
Net asset value, end of period	$28.89	$30.70	$28.55	$27.96	$25.31	$23.76

Total Return[c]	(5.90%)	7.99%	7.83%	15.58%	8.28%	14.85%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,664	$8,417	$8,387	$7,001	$6,961	$4,751
Ratios to average net assets:
Net investment income (loss)	1.16%	1.18%	1.22%	1.62%	1.70%	1.72%
Total expenses	2.33%	2.35%	2.38%	2.36%	2.35%	2.38%
Portfolio turnover rate	250%	384%	508%	534%	549%	800%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

140 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each fund separately.

The Trust offers a combination of eight separate classes of shares: Investor Class shares, Advisor Class shares, A-Class shares, C-Class shares, H-Class shares, P-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. At September 30, 2015, the Trust consisted of fifty-two funds.

This report covers the Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund and Utilities Fund (the “Funds”), each a non-diversified investment company. Only Investor Class, Advisor Class, A-Class, C-Class and H-Class had been issued by the Funds.

The Funds invest in a specific industry sector. To the extent that investments are concentrated in a single sector, the Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting such sector.

The Funds seek capital appreciation and invest substantially all of their assets in equity securities of companies involved in their sector.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Funds is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 141

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

E. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

F. Under the Funds’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at their annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Banking Fund	0.85%
Basic Materials Fund	0.85%
Biotechnology Fund	0.85%
Consumer Products Fund	0.85%
Electronics Fund	0.85%
Energy Fund	0.85%
Energy Services Fund	0.85%
Financial Services Fund	0.85%
Health Care Fund	0.85%
Internet Fund	0.85%
Leisure Fund	0.85%
Precious Metals Fund	0.75%
Real Estate Fund	0.85%
Retailing Fund	0.85%
Technology Fund	0.85%
Telecommunications Fund	0.85%
Transportation Fund	0.85%
Utilities Fund	0.85%

RFS provides transfer agent and administrative services to the Funds for fees calculated at the annualized rate of 0.25% based on the average daily net assets of each Fund.

RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund.

Fund Accounting Fees	(as a % of Net Assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class Shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended September 30, 2015, GFD retained sales charges of $203,762 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

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3. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At September 30, 2015, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Name	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Banking Fund	$12,977,908	$—	$(295,477)	$(295,477)
Basic Materials Fund	14,239,833	1,474,475	(876,028)	598,447
Biotechnology Fund	464,730,747	217,704,959	(49,013,263)	168,691,696
Consumer Products Fund	221,728,646	52,260,973	(6,690,902)	45,570,071
Electronics Fund	12,228,511	—	(735,360)	(735,360)
Energy Fund	27,968,253	1,770,934	(2,441,195)	(670,261)
Energy Services Fund	19,028,365	—	(3,230,986)	(3,230,986)
Financial Services Fund	44,172,431	1,614,532	(2,434,863)	(820,331)
Health Care Fund	91,414,908	39,258,011	(4,663,639)	34,594,372
Internet Fund	23,481,754	1,338,667	(1,044,303)	294,364
Leisure Fund	27,036,354	2,687,763	(1,672,933)	1,014,830
Precious Metals Fund	59,750,620	—	(24,571,624)	(24,571,624)
Real Estate Fund	17,000,098	—	(1,239,939)	(1,239,939)
Retailing Fund	43,927,544	5,456,816	(2,453,023)	3,003,793
Technology Fund	9,637,401	4,606,885	(361,976)	4,244,909
Telecommunications Fund	2,550,040	83,117	(89,826)	(6,709)
Transportation Fund	19,027,967	7,358,224	(628,073)	6,730,151
Utilities Fund	32,367,714	5,248,581	(828,110)	4,420,471

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

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The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ investments at September 30, 2015. See the Schedule of Investments for more details on the classification of securities.

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Banking Fund	$12,616,866	$65,565	$—	$12,682,431
Basic Materials Fund	14,822,402	15,878	—	14,838,280
Biotechnology Fund	631,978,861	1,443,582	—	633,422,443
Consumer Products Fund	265,215,481	2,083,236	—	267,298,717
Electronics Fund	11,441,156	51,995	—	11,493,151
Energy Fund	27,283,215	14,777	—	27,297,992
Energy Services Fund	15,797,379	—	—	15,797,379
Financial Services Fund	43,099,881	252,219	—	43,352,100
Health Care Fund	125,399,361	609,919	—	126,009,280
Internet Fund	23,627,800	148,318	—	23,776,118
Leisure Fund	27,929,646	121,538	—	28,051,184
Precious Metals Fund	35,018,346	160,650	—	35,178,996
Real Estate Fund	15,756,252	3,907	—	15,760,159
Retailing Fund	46,672,531	258,806	—	46,931,337
Technology Fund	13,825,976	56,334	—	13,882,310
Telecommunications Fund	2,538,207	5,124	—	2,543,331
Transportation Fund	25,561,005	197,113	—	25,758,118
Utilities Fund	36,593,093	195,092	—	36,788,185

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in the investment’s valuation changes. The Funds recognize transfers between the levels as of the beginning of the period. For the period ended September 30, 2015, there were no transfers between levels.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2015, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			U.S. Treasury Strips
0.04%			0.00%
Due 10/01/15	$7,000,000	$7,000,008	11/15/40	$15,120,700	$7,140,032

UMB Financial Corp.			U.S. Treasury Note
0.04%			2.75%
Due 10/01/15	1,691,822	1,691,824	11/30/16	1,666,000	1,725,715

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Securities Transactions

For the period ended September 30, 2015, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, was as follows:

Fund	Purchases	Sales
Banking Fund	$89,917,402	$125,384,374
Basic Materials Fund	82,877,086	120,058,286
Biotechnology Fund	365,550,009	316,189,033
Consumer Products Fund	180,370,394	225,497,839
Electronics Fund	145,416,527	155,751,670
Energy Fund	167,043,614	171,303,741
Energy Services Fund	175,302,283	177,432,311
Financial Services Fund	68,244,476	76,818,603
Health Care Fund	339,888,854	451,741,007
Internet Fund	136,893,316	123,744,970
Leisure Fund	89,227,536	125,174,925
Precious Metals Fund	225,825,304	228,845,498
Real Estate Fund	102,128,602	128,872,565
Retailing Fund	90,319,418	116,045,857
Technology Fund	75,358,486	93,768,282
Telecommunications Fund	57,611,205	56,303,221
Transportation Fund	37,198,223	75,614,235
Utilities Fund	127,373,698	172,611,784

7. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $75,000,000 line of credit from U.S. Bank, N.A., which expires June 12, 2016. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended September 30, 2015. On September 30, 2015, the Energy Services Fund borrowed $839,000 under this agreement. The Funds did not have any other borrowings under this agreement at September 30, 2015.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The average daily balances borrowed for the period ended September 30, 2015, were as follows:

Fund	Average Daily Balance
Banking Fund	$6,874
Basic Materials Fund	10,986
Biotechnology Fund	1,055,261
Consumer Products Fund	5,979
Electronics Fund	3,088
Energy Fund	13,940
Energy Services Fund	42,791
Financial Services Fund	17,472
Health Care Fund	87,251
Internet Fund	2,488
Leisure Fund	7,154
Precious Metals Fund	13,660
Real Estate Fund	29,850
Retailing Fund	24,711
Technology Fund	11,202
Telecommunications Fund	10,495
Transportation Fund	58,267
Utilities Fund	21,543

8. Portfolio Securities Loaned

During the period ended September 30, 2015, certain Funds lent their securities to approved brokers to earn additional income. Security lending income shown on the Statement of Operations is net of rebates paid to borrowers and earnings on cash collateral investments shared with the lending agent. As of September 30, 2015, all Funds had ceased participation in securities.

9. Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Series Funds has been named as a defendant in one of the SLCFC actions: Deutsche Bank Trust Co. Americas v. McGurn, No. 11-1510 (S.D.N.Y.). In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

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On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

The SLCFC appeals have been fully briefed, and oral argument in front of the U.S. Court of Appeals for the Second Circuit occurred on November 5, 2014. The Court has not yet issued a decision on the appeals.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Series Funds was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust action”).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

On April 7, 2014, the plaintiff filed a Third Amended Complaint. In the related action entitled Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adversary Proceeding No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust action”), the plaintiff also filed a Second Amended Complaint that alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer. A third related action against the former Lyondell shareholders, Weisfelner, as Trustee of the LB Creditor Trust v. Reichman, Adversary Proceeding No. 12-1570 (Bankr. S.D.N.Y.) (the “Reichman action”), is pending as well.

On May 8, 2014, the plaintiff in the Litigation Trust action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 30, 2014, the defendants filed a motion to dismiss these lawsuits. The Court held oral argument on the motion to dismiss and on the motion for class certification on January 14 and January 15, 2015. On September 15, 2015, the Court denied the motion for class certification without prejudice to the plaintiff’s right to file a renewed motion. The Court has not yet issued a decision on the motion to dismiss. Discovery has commenced in these lawsuits.

These lawsuits do not allege any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,725,168; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $2,193,600; Global 130/30 Strategy Fund - $37,920; Hedged Equity Fund - $1,440; and Multi-Hedge Strategies Fund - $1,116,480. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

10. Subsequent Event

Conversion of Advisor Class Shares to H-Class Shares

Effective upon the close of business on September 30, 2015, the Funds converted their existing Advisor Class shares to H-Class shares, which effectively reduced the distribution and shareholder services fees paid by the Funds.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Board Considerations in Approving the Continuation of the Investment Advisory Agreement

The Board of the Trust, including the Independent Trustees, attended an in-person meeting held on May 18, 2015, called for the purpose of, among other things, the consideration of, and voting on, the approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and the Advisor applicable to each series of the Trust except for the Dow Jones Industrial Average® Fund (each, a “Fund” and, collectively, the “Funds”). The Board unanimously approved the continuation of the Investment Advisory Agreement for an additional one-year period based on the Board’s review of qualitative and quantitative information provided by the Advisor. The Board had previously considered information pertaining to the renewal of the Investment Advisory Agreement at an in-person meeting held on April 28, 2015 (together, with the May 18 meeting, the “Meetings”).

Prior to reaching the conclusion to approve the continuation of the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. In addition, the Board received a memorandum from fund counsel regarding the responsibilities of the Board with respect to the approval of investment advisory agreements and participated in question and answer sessions with representatives of the Advisor. The Trustees also carefully considered information that they had received throughout the year as part of their regular oversight of the Funds. At the Meetings, the Board obtained and reviewed a wide variety of information, including certain comparative information regarding the Funds’ fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds (the “FUSE reports”). The Independent Trustees carefully evaluated this information, met in executive session outside the presence of fund management, and were advised by independent legal counsel with respect to their deliberations.

At the Meetings, the Board, including the Independent Trustees, evaluated a number of factors, including among others: (a) the nature, extent and quality of the Advisor’s investment advisory and other services; (b) the Advisor’s investment management personnel; (c) the Advisor’s operations and financial condition; (d) the Advisor’s brokerage practices (including any soft dollar arrangements) and the variety and complexity of its investment strategies; (e) a comparison of the Funds’ advisory fees to the advisory fees charged to comparable funds or accounts, giving special attention to the existence of economies of scale and the absence of breakpoints in these fees and the Advisor’s rationale for not providing for breakpoints at this point in time; (f) each Fund’s overall fees and operating expenses compared with those of similar

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OTHER INFORMATION (Unaudited)(continued)

funds; (g) the level of the Advisor’s profitability from its Fund-related operations; (h) the Advisor’s compliance processes and systems; (i) the Advisor’s compliance policies and procedures; (j) the Advisor’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with that of similar funds and/or appropriate benchmarks. In its deliberations, the Trustees did not identify any single piece of information that was all-important or controlling, noting that each Trustee could attribute different weights to the various factors considered.

Based on the Board’s deliberations at the Meetings, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Advisor’s fees are reasonable in light of the services that it provides to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreement based upon the following considerations, among others:

●

Nature, Extent and Quality of Services Provided by the Advisor. The Board evaluated, among other things, the Advisor’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of its investment strategies, brokerage practices, and the adequacy of its compliance systems and processes. The Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by the Advisor for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Advisor’s representations to the Board that the Advisor would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and whether these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs. Based on the foregoing, the Trustees determined that the approval of the Investment Advisory Agreement would enable shareholders of the Funds to receive high quality services at a cost that was appropriate and reasonable.

●

Fund Expenses and Performance of the Funds and the Advisor. The Board reviewed statistical information provided by the Advisor regarding the expense ratio components and performance of each Fund. The Advisor engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare reports to help the Board compare the Funds’ fees, expenses, and total return performance with those of a peer group and peer universe of funds selected by FUSE. In the reports, each Fund’s expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses, are compared to those of other funds with shared key characteristics (e.g., asset size, fee structure, sector or industry investment focus) determined by FUSE to comprise a Fund’s applicable peer group. The Board also considered the Advisor’s representation that it found the peer groups compiled by FUSE to be appropriate. The statistical information related to the performance of each Fund included three month and one-, three-, and five-year performance for the Fund compared to that of its peers. Based on the foregoing, the Board determined that the proposed advisory fees paid by the Funds are reasonable in relation to the nature and quality of the services provided by the Advisor.

●

Costs of Services Provided to the Funds and Profits Realized by the Advisor and its Affiliates. The Board reviewed information about the profitability of the Funds to the Advisor based on the advisory fees payable under the current Investment Advisory Agreement for the last calendar year. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to the Advisor, and reviewed the FUSE reports. The Board also reviewed information regarding the direct revenue received by the Advisor and ancillary revenue, if any, received by the Advisor and/or its affiliates in connection with the services provided to the Funds by the Advisor and/or its affiliates. The Board considered information regarding the Advisor’s profit margin as reflected in the Advisor’s profitability analysis, as well as information provided by the Advisor concerning the methodology used to allocate various expenses among the individual Funds in determining the Advisor’s profitability. Based on the foregoing, the Board determined that the profit to the Advisor on the fees paid by the Funds is not excessive in view of the nature and quality of the services provided by the Advisor.

●

Economies of Scale. The Board considered the absence of breakpoints in the Advisor’s fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in the Funds’ asset levels. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex often increase and decrease significantly due to the unlimited trading that is permitted among

150 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(concluded)

most of the Funds in the complex, the Board concluded that the Funds have not yet achieved sufficient asset levels to realize meaningful economies of scale. The Board noted that it intends to continue to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

●

Other Benefits to the Advisor and/or its Affiliates. In addition to evaluating the Advisor’s services, the Board considered the nature and amount of other benefits to be received by the Advisor and its affiliates as a result of their relationship with the Fund, including any soft dollar usage by the Advisor and any intangible benefits. In particular, the Board considered the nature, extent, quality, and cost of certain administrative, distribution, and shareholder services performed by the Advisor’s affiliates under separate agreements and the Distribution and Shareholders Services Plan pursuant to Rule 12b-1 of the 1940 Act. In light of the costs of providing services pursuant to the separate agreements as well as the Advisor’s and its affiliates’ commitment to the Funds, the Board concluded the ancillary benefits the Advisor and its affiliates received were reasonable.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreement were reasonable, and that approval of the continuation of the Investment Advisory Agreement was in the best interests of the Funds and their shareholders.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 151

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	224

Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Corey A. Colehour (1945)	Trustee from 1993 to present; Member of the Audit Committee from 1994 to present; Member of the Governance Committee from 2014 to present; and Member of the Investment and Performance Committee from 2014 to present.	Retired.	133	None.
J. Kenneth Dalton (1941)	Trustee from 1995 to present; Chairman and Member of the Audit Committee from 1997 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	133	Epiphany Funds (4) (2009-present).
John O. Demaret (1940)	Vice Chairman of the Board from 2014 to present (Chairman of the Board from 2006 to 2014); Trustee and Member of the Audit Committee from 1997 to present; Chairman (since 2014) and Member of the Compliance and Risk Oversight Committee from 2010 to present; Chairman and Member of the Investment and Performance Committee from 2014 to present; and Member of the Nominating Committee from 2014 to present.	Retired.	133	None.

152 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES - concluded
Werner E. Keller (1940)	Chairman of the Board from 2014 to present (Vice Chairman of the Board from 2010 to 2014); Trustee and Member of the Audit Committee from 2005 to present; and Member of the Investment and Performance Committee from 2014 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	133	None.
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit Committee from 2005 to present; Member of the Nominating Committee from 2005 to present; and Member of the Governance Committee from 2007 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	133	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; Chairman and Member of the Nominating Committee from 2004 to present; Chairman and Member of the Governance Committee from 2007 to present; and Member of the Compliance and Risk Oversight Committee from 2014 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	133	None.

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).

Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

Michael P. Byrum (1970)	Vice President (1999-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 153

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009-present); Chief Executive Officer & President, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2006-2011).

Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Paul J. Davio (1972)	Assistant Treasurer (2014-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2006-present).

Former: Manager, Mutual Fund Administration, Guggenheim Investments (2003-2006).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

154 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 155

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

156 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

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9.30.2015

Rydex Funds Semi-Annual Report

Domestic Equity Funds	Fixed Income Funds
Nova Fund	Government Long Bond 1.2x Strategy Fund
S&P 500® Fund	Inverse Government Long Bond Strategy Fund
Inverse S&P 500® Strategy Fund	High Yield Strategy Fund
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Inverse High Yield Strategy Fund
Inverse NASDAQ 100® Strategy Fund	Money Market Fund
Mid-Cap 1.5x Strategy Fund	U.S. Government Money Market Fund
Inverse Mid-Cap Strategy Fund
Russell 2000® 1.5x Strategy Fund
Russell 2000® Fund
Inverse Russell 2000® Strategy Fund

RBENF-SEMI-0915x0316	guggenheiminvestments.com

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	5
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
NOVA FUND	11
S&P 500® FUND	25
INVERSE S&P 500® STRATEGY FUND	36
MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND	44
INVERSE NASDAQ 100® STRATEGY FUND	52
MID-CAP 1.5x STRATEGY FUND	60
INVERSE MID-CAP STRATEGY FUND	70
RUSSELL 2000® 1.5x STRATEGY FUND	76
RUSSELL 2000® FUND	102
INVERSE RUSSELL 2000® STRATEGY FUND	128
GOVERNMENT LONG BOND 1.2x STRATEGY FUND	134
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	143
HIGH YIELD STRATEGY FUND	152
INVERSE HIGH YIELD STRATEGY FUND	158
U.S. GOVERNMENT MONEY MARKET FUND	164
NOTES TO FINANCIAL STATEMENTS	170
OTHER INFORMATION	188
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	191
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	194

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2015

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for a selection of our Funds for the six-month period ended September 30, 2015.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim Partners, LLC and Security Investors, LLC.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
October 31, 2015

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses, and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2015

At the end of the period, the underlying U.S. economy continued to maintain its strong footing. A market correction that began in August persisted through the end of the period; September and October are historically difficult times for the stock market, and by extension, risk assets of any kind, including credit.

Markets had been performing solidly for most of the period. Growth mid-year bounced back from a weather-induced slowdown in the first quarter, with GDP increasing 3.9% for the second quarter. The labor and housing markets continued to strengthen, and the drop in gas prices was acting as a tax cut, which was expected to increase consumer spending power going into the holiday season. Even though labor markets are moving toward full employment, questions remain about the viability of sustained economic expansion in the U.S. In particular, there is debate about the net effect of declining energy prices and a stronger dollar. These are both positive for the U.S. consumer, but low oil prices hurt the U.S. energy industry and a strong dollar is challenging for U.S. manufacturers. In addition, oil prices and the strong dollar exert a downward pressure on inflation, and a risk of deflation is a negative for the economy.

At the same time, currency devaluation, particularly in Japan and the euro zone, is putting pressure on countries to devalue to improve export competitiveness. Those countries slow to devalue, like China, are feeling economic pressure at home, driving down asset prices, and increasing deflationary pressures, escalating the risk of financial contagion abroad. China may have to devalue the renminbi further due to continued slowing in the economy. Combined with the tepid expansion in both Europe and Japan, the pressure will be for central banks there to increase easing measures.

The U.S. Federal Reserve (the “Fed”) is hard pressed to justify a rate increase based on its self-prescribed metrics, which include rising inflation and an improved employment situation with clearly rising wages. At best, policymakers can argue that the prospects for wage growth and inflation are improving, but clear evidence is lacking.

A preemptive rate increase seems risky and opens the Fed to potential criticism given the fragility in financial markets and the prospect that rising U.S. rates could further strengthen the dollar and also potentially exacerbate foreign economic turbulence. While prices and wages remain tame, the risk of another asset bubble is increasing. The longer policy remains highly accommodative, the greater the likelihood that asset classes including commercial real estate, equities, or certain categories of bonds could become overvalued.

At period end, the risk of financial contagion remained high, which could result in central banks providing additional liquidity or delaying rate increases. Use of the monetary printing press is a handy tool to prop up asset prices and temporarily spur economic growth, which is the main reason a recession does not appear to be on the horizon for either the G-7 nations or China. It’s also worth noting that there has never been a recession in the post-war period without the Fed first raising interest rates, after which it typically takes several years for a recession to be induced.

For the six months ended September 30, 2015, the Standard & Poor’s 500® (“S&P 500”) Index* returned -6.18%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned -8.66%. The return of the MSCI Emerging Markets Index* was -19.28%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a -0.47% return for the period, while the Barclays U.S. Corporate High Yield Index* returned -4.85%. The return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.02% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	September 30, 2015

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar (“USD”)-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$ 10.00
Day 1	106	6.0%	9.0%	$ 10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2015 and ending September 30, 2015.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Nova Fund
Investor Class	1.23%	(10.40%)	$ 1,000.00	$ 896.00	$ 5.85
Advisor Class	1.62%	(10.60%)	1,000.00	894.00	7.69
A-Class	1.49%	(10.52%)	1,000.00	894.80	7.08
C-Class	2.24%	(10.85%)	1,000.00	891.50	10.62
H-Class	1.49%	(10.52%)	1,000.00	894.80	7.08
S&P 500® Fund
A-Class	1.54%	(6.93%)	1,000.00	930.70	7.45
C-Class	2.29%	(7.28%)	1,000.00	927.20	11.06
H-Class	1.54%	(6.93%)	1,000.00	930.70	7.45
Inverse S&P 500® Strategy Fund
Investor Class	1.39%	4.80%	1,000.00	1,048.00	7.14
Advisor Class	1.71%	4.59%	1,000.00	1,045.90	8.77
A-Class	1.64%	4.71%	1,000.00	1,047.10	8.42
C-Class	2.39%	4.22%	1,000.00	1,042.20	12.24
H-Class	1.62%	4.71%	1,000.00	1,047.10	8.31
Monthly Rebalance NASDAQ-100® 2x Strategy Fund
A-Class	1.39%	(4.34%)	1,000.00	956.60	6.82
C-Class	2.26%	(5.10%)	1,000.00	949.00	11.04
H-Class	1.35%	(2.40%)	1,000.00	976.00	6.69
Inverse NASDAQ-100® Strategy Fund
Investor Class	1.42%	1.18%	1,000.00	1,011.80	7.16
Advisor Class	1.72%	1.13%	1,000.00	1,011.30	8.67
A-Class	1.68%	1.81%	1,000.00	1,018.10	8.50
C-Class	2.42%	0.75%	1,000.00	1,007.50	12.18
H-Class	1.68%	1.06%	1,000.00	1,010.60	8.47
Mid-Cap 1.5x Strategy Fund
A-Class	1.64%	(15.14%)	1,000.00	848.60	7.60
C-Class	2.39%	(15.46%)	1,000.00	845.40	11.06
H-Class	1.64%	(15.14%)	1,000.00	848.60	7.60
Inverse Mid-Cap Strategy Fund
A-Class	1.63%	8.55%	1,000.00	1,085.50	8.52
C-Class	2.39%	8.13%	1,000.00	1,081.30	12.47
H-Class	1.64%	8.53%	1,000.00	1,085.30	8.57
Russell 2000® 1.5x Strategy Fund
A-Class	1.68%	(17.90%)	1,000.00	821.00	7.67
C-Class	2.43%	(18.19%)	1,000.00	818.10	11.08
H-Class	1.68%	(17.90%)	1,000.00	821.00	7.67
Russell 2000® Fund
A-Class	1.57%	(12.45%)	1,000.00	875.50	7.38
C-Class	2.33%	(12.78%)	1,000.00	872.20	10.94
H-Class	1.58%	(12.48%)	1,000.00	875.20	7.43

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period[2]
Inverse Russell 2000® Strategy Fund
A-Class	1.68%	10.64%	$ 1,000.00	$ 1,106.40	$ 8.87
C-Class	2.43%	10.24%	1,000.00	1,102.40	12.81
H-Class	1.69%	10.61%	1,000.00	1,106.10	8.92
Government Long Bond 1.2x Strategy Fund
Investor Class	0.93%	(7.10%)	1,000.00	929.00	4.50
Advisor Class	1.34%	(7.27%)	1,000.00	927.30	6.47
A-Class	1.18%	(7.20%)	1,000.00	928.00	5.70
C-Class	1.93%	(7.56%)	1,000.00	924.40	9.31
H-Class	1.18%	(7.10%)	1,000.00	929.00	5.71
Inverse Government Long Bond Strategy Fund
Investor Class	3.57%	3.77%	1,000.00	1,037.70	18.24
Advisor Class	3.93%	3.58%	1,000.00	1,035.80	20.06
A-Class	3.82%	3.64%	1,000.00	1,036.40	19.50
C-Class	4.57%	3.25%	1,000.00	1,032.50	23.28
H-Class	3.74%	3.58%	1,000.00	1,035.80	19.09
High Yield Strategy Fund
A-Class	1.52%	(3.19%)	1,000.00	968.10	7.50
C-Class	2.23%	(3.77%)	1,000.00	962.30	10.97
H-Class	1.47%	(3.35%)	1,000.00	966.50	7.25
Inverse High Yield Strategy Fund
A-Class	1.48%	0.52%	1,000.00	1,005.20	7.44
C-Class	2.23%	0.11%	1,000.00	1,001.10	11.19
H-Class	1.48%	0.56%	1,000.00	1,005.60	7.44
U.S. Government Money Market Fund
Money Market Class	0.13%	0.00%	1,000.00	1,000.00	0.65

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Nova Fund
Investor Class	1.23%	5.00%	$ 1,000.00	$ 1,018.90	$ 6.23
Advisor Class	1.62%	5.00%	1,000.00	1,016.95	8.19
A-Class	1.49%	5.00%	1,000.00	1,017.60	7.54
C-Class	2.24%	5.00%	1,000.00	1,013.84	11.31
H-Class	1.49%	5.00%	1,000.00	1,017.60	7.54
S&P 500® Fund
A-Class	1.54%	5.00%	1,000.00	1,017.35	7.79
C-Class	2.29%	5.00%	1,000.00	1,013.59	11.56
H-Class	1.54%	5.00%	1,000.00	1,017.35	7.79
Inverse S&P 500® Strategy Fund
Investor Class	1.39%	5.00%	1,000.00	1,018.10	7.03
Advisor Class	1.71%	5.00%	1,000.00	1,016.50	8.64
A-Class	1.64%	5.00%	1,000.00	1,016.85	8.29
C-Class	2.39%	5.00%	1,000.00	1,013.09	12.06
H-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
Monthly Rebalance NASDAQ-100® 2x Strategy Fund
A-Class	1.39%	5.00%	1,000.00	1,018.10	7.03
C-Class	2.26%	5.00%	1,000.00	1,013.74	11.41
H-Class	1.35%	5.00%	1,000.00	1,018.30	6.83
Inverse NASDAQ-100® Strategy Fund
Investor Class	1.42%	5.00%	1,000.00	1,017.95	7.18
Advisor Class	1.72%	5.00%	1,000.00	1,016.44	8.69
A-Class	1.68%	5.00%	1,000.00	1,016.65	8.49
C-Class	2.42%	5.00%	1,000.00	1,012.94	12.21
H-Class	1.68%	5.00%	1,000.00	1,016.65	8.49
Mid-Cap 1.5x Strategy Fund
A-Class	1.64%	5.00%	1,000.00	1,016.85	8.29
C-Class	2.39%	5.00%	1,000.00	1,013.09	12.06
H-Class	1.64%	5.00%	1,000.00	1,016.85	8.29
Inverse Mid-Cap Strategy Fund
A-Class	1.63%	5.00%	1,000.00	1,016.90	8.24
C-Class	2.39%	5.00%	1,000.00	1,013.09	12.06
H-Class	1.64%	5.00%	1,000.00	1,016.85	8.29
Russell 2000® 1.5x Strategy Fund
A-Class	1.68%	5.00%	1,000.00	1,016.65	8.49
C-Class	2.43%	5.00%	1,000.00	1,012.89	12.26
H-Class	1.68%	5.00%	1,000.00	1,016.65	8.49
Russell 2000® Fund
A-Class	1.57%	5.00%	1,000.00	1,017.20	7.94
C-Class	2.33%	5.00%	1,000.00	1,013.39	11.76
H-Class	1.58%	5.00%	1,000.00	1,017.15	7.99

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period[2]
Inverse Russell 2000® Strategy Fund
A-Class	1.68%	5.00%	$ 1,000.00	$ 1,016.65	$ 8.49
C-Class	2.43%	5.00%	1,000.00	1,012.89	12.26
H-Class	1.69%	5.00%	1,000.00	1,016.60	8.54
Government Long Bond 1.2x Strategy Fund
Investor Class	0.93%	5.00%	1,000.00	1,020.41	4.71
Advisor Class	1.34%	5.00%	1,000.00	1,018.35	6.78
A-Class	1.18%	5.00%	1,000.00	1,019.15	5.97
C-Class	1.93%	5.00%	1,000.00	1,015.39	9.75
H-Class	1.18%	5.00%	1,000.00	1,019.15	5.97
Inverse Government Long Bond Strategy Fund
Investor Class	3.57%	5.00%	1,000.00	1,007.17	17.96
Advisor Class	3.93%	5.00%	1,000.00	1,005.36	19.76
A-Class	3.82%	5.00%	1,000.00	1,005.92	19.21
C-Class	4.57%	5.00%	1,000.00	1,002.16	22.94
H-Class	3.74%	5.00%	1,000.00	1,006.32	18.81
High Yield Strategy Fund
A-Class	1.52%	5.00%	1,000.00	1,017.45	7.69
C-Class	2.23%	5.00%	1,000.00	1,013.89	11.26
H-Class	1.47%	5.00%	1,000.00	1,017.70	7.44
Inverse High Yield Strategy Fund
A-Class	1.48%	5.00%	1,000.00	1,017.65	7.49
C-Class	2.23%	5.00%	1,000.00	1,013.89	11.26
H-Class	1.48%	5.00%	1,000.00	1,017.65	7.49
U.S. Government Money Market Fund
Money Market Class	0.13%	5.00%	1,000.00	1,024.42	0.66

[1]

This ratio represents annualized Net Expenses, which include interest expense related to securities sold short. Excluding short interest expense, the operating expense ratio of the Inverse Government Long Bond Strategy Fund would be 1.38%, 1.75%, 1.63%, 2.38% and 1.63% for the Investor Class, Advisor Class, A-Class, C-Class and H-Class, respectively. Excludes expenses of the underlying funds in which he Funds invest.

[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2015 to September 30, 2015.

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)	September 30, 2015

NOVA FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
Investor Class	July 12, 1993
Advisor Class	October 15, 1998
A-Class	March 31, 2004
C-Class	March 14, 2001
H-Class	September 18, 2014

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	15.5%
Federal Farm Credit Bank	6.9%
Apple, Inc.	2.5%
Microsoft Corp.	1.4%
Exxon Mobil Corp.	1.2%
Johnson & Johnson	1.0%
General Electric Co.	1.0%
Berkshire Hathaway, Inc. — Class B	1.0%
Wells Fargo & Co.	1.0%
JPMorgan Chase & Co.	0.9%
Top Ten Total	32.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
NOVA FUND

	Shares	Value

COMMON STOCKS† - 67.6%

Consumer, Non-cyclical - 16.2%
Johnson & Johnson	8,018	$748,479
Procter & Gamble Co.	7,854	565,017
Pfizer, Inc.	17,858	560,920
Coca-Cola Co.	11,336	454,799
Gilead Sciences, Inc.	4,250	417,307
Merck & Company, Inc.	8,156	402,825
PepsiCo, Inc.	4,254	401,152
Philip Morris International, Inc.	4,486	355,874
UnitedHealth Group, Inc.	2,761	320,303
Allergan plc*	1,140	309,863
Altria Group, Inc.	5,677	308,829
Amgen, Inc.	2,196	303,751
Bristol-Myers Squibb Co.	4,828	285,818
Medtronic plc	4,095	274,119
AbbVie, Inc.	4,793	260,787
MasterCard, Inc. — Class A	2,890	260,446
Celgene Corp.*	2,289	247,601
Eli Lilly & Co.	2,825	236,424
Biogen, Inc.*	681	198,723
Mondelez International, Inc. — Class A	4,666	195,366
Abbott Laboratories	4,316	173,590
Colgate-Palmolive Co.	2,606	165,377
Express Scripts Holding Co.*	1,957	158,438
Danaher Corp.	1,722	146,732
McKesson Corp.	673	124,525
Kraft Heinz Co.	1,721	121,468
Kimberly-Clark Corp.	1,055	115,037
Aetna, Inc.	1,009	110,395
Automatic Data Processing, Inc.	1,349	108,406
Reynolds American, Inc.	2,400	106,248
Anthem, Inc.	757	105,980
Regeneron Pharmaceuticals, Inc.*	224	104,191
Alexion Pharmaceuticals, Inc.*	655	102,435
Kroger Co.	2,813	101,465
Cigna Corp.	746	100,725
PayPal Holdings, Inc.*	3,211	99,669
General Mills, Inc.	1,734	97,329
Stryker Corp.	916	86,196
Becton Dickinson and Co.	609	80,790
Humana, Inc.	429	76,791
Vertex Pharmaceuticals, Inc.*	708	73,731
Archer-Daniels-Midland Co.	1,763	73,076
Cardinal Health, Inc.	948	72,825
HCA Holdings, Inc.*	926	71,636
McGraw Hill Financial, Inc.	789	68,249
Perrigo Company plc	424	66,682
Boston Scientific Corp.*	3,892	63,868
Sysco Corp.	1,602	62,430
Constellation Brands, Inc. — Class A	498	62,355
Monster Beverage Corp.*	440	59,462
AmerisourceBergen Corp. — Class A	595	56,519
Zoetis, Inc.	1,329	54,728
Estee Lauder Companies, Inc. — Class A	654	52,765
Baxter International, Inc.	1,580	51,903
St. Jude Medical, Inc.	816	51,481
ConAgra Foods, Inc.	1,250	50,638
Moody’s Corp.	505	49,591
Baxalta, Inc.	1,568	49,408
Intuitive Surgical, Inc.*	107	49,175
Kellogg Co.	737	49,047
Mylan N.V.*	1,196	48,151
Zimmer Biomet Holdings, Inc.	495	46,495
Edwards Lifesciences Corp.*	311	44,215
Dr Pepper Snapple Group, Inc.	553	43,715
Clorox Co.	372	42,977
Endo International plc*	603	41,776
Mead Johnson Nutrition Co. — Class A	587	41,325
CR Bard, Inc.	215	40,057
Hershey Co.	423	38,865
Molson Coors Brewing Co. — Class B	458	38,023
Tyson Foods, Inc. — Class A	881	37,971
DaVita HealthCare Partners, Inc.*	493	35,659
JM Smucker Co.	298	33,999
Equifax, Inc.	342	33,236
Universal Health Services, Inc. — Class B	266	33,199
Whole Foods Market, Inc.	1,036	32,789
Henry Schein, Inc.*	241	31,986
Laboratory Corporation of America Holdings*	291	31,565
Brown-Forman Corp. — Class B	307	29,748
Coca-Cola Enterprises, Inc.	610	29,494
H&R Block, Inc.	800	28,960
McCormick & Company, Inc.	336	27,612
Western Union Co.	1,481	27,191
Campbell Soup Co.	522	26,455
Quest Diagnostics, Inc.	416	25,572
Hormel Foods Corp.	390	24,691
Total System Services, Inc.	490	22,261
Cintas Corp.	258	22,124
Mallinckrodt plc*	340	21,740
Varian Medical Systems, Inc.*	286	21,101
DENTSPLY International, Inc.	405	20,481
Robert Half International, Inc.	389	19,901
Keurig Green Mountain, Inc.	348	18,145
United Rentals, Inc.*	276	16,574
Avery Dennison Corp.	265	14,991
ADT Corp.	492	14,711
Quanta Services, Inc.*	591	14,308
Patterson Companies, Inc.	251	10,856
Tenet Healthcare Corp.*	288	10,633
Total Consumer, Non-cyclical		11,727,311

Financial - 11.6%
Berkshire Hathaway, Inc. — Class B*	5,425	707,421
Wells Fargo & Co.	13,526	694,560
JPMorgan Chase & Co.	10,708	652,867

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
NOVA FUND

	Shares	Value

Bank of America Corp.	30,313	$472,277
Citigroup, Inc.	8,715	432,351
Visa, Inc. — Class A	5,650	393,579
American International Group, Inc.	3,747	212,904
Goldman Sachs Group, Inc.	1,166	202,604
U.S. Bancorp	4,793	196,561
American Express Co.	2,464	182,657
Simon Property Group, Inc.	896	164,614
MetLife, Inc.	3,234	152,484
Morgan Stanley	4,412	138,978
PNC Financial Services Group, Inc.	1,487	132,641
Bank of New York Mellon Corp.	3,204	125,438
Capital One Financial Corp.	1,571	113,929
BlackRock, Inc. — Class A	371	110,362
American Tower Corp. — Class A	1,226	107,864
Prudential Financial, Inc.	1,306	99,530
Charles Schwab Corp.	3,467	99,018
ACE Ltd.	938	96,989
CME Group, Inc. — Class A	978	90,699
Public Storage	426	90,153
Travelers Companies, Inc.	901	89,677
Chubb Corp.	657	80,581
BB&T Corp.	2,257	80,349
Marsh & McLennan Companies, Inc.	1,535	80,157
State Street Corp.	1,182	79,442
Equity Residential	1,054	79,176
Crown Castle International Corp.	966	76,188
Intercontinental Exchange, Inc.	320	75,197
Aflac, Inc.	1,247	72,488
Aon plc	811	71,863
Welltower, Inc.	1,019	69,007
Allstate Corp.	1,159	67,500
AvalonBay Communities, Inc.	385	67,306
Discover Financial Services	1,260	65,507
Prologis, Inc.	1,518	59,050
SunTrust Banks, Inc.	1,500	57,360
Ameriprise Financial, Inc.	516	56,311
Hartford Financial Services Group, Inc.	1,201	54,982
Ventas, Inc.	963	53,986
Boston Properties, Inc.	445	52,688
Progressive Corp.	1,697	51,996
T. Rowe Price Group, Inc.	742	51,569
HCP, Inc.	1,339	49,878
M&T Bank Corp.	386	47,073
Vornado Realty Trust	513	46,385
Alliance Data Systems Corp.*	178	46,098
Equinix, Inc.	165	45,111
Fifth Third Bancorp	2,326	43,985
General Growth Properties, Inc.	1,693	43,967
Northern Trust Corp.	634	43,213
Essex Property Trust, Inc.	190	42,450
Franklin Resources, Inc.	1,120	41,731
Weyerhaeuser Co.	1,489	40,709
Invesco Ltd.	1,241	38,756
Principal Financial Group, Inc.	794	37,588
Regions Financial Corp.	3,836	34,562
Lincoln National Corp.	727	34,503
Host Hotels & Resorts, Inc.	2,175	34,387
Realty Income Corp.	680	32,225
XL Group plc — Class A	875	31,780
KeyCorp	2,435	31,679
SL Green Realty Corp.	288	31,150
Loews Corp.	831	30,032
Macerich Co.	390	29,960
Kimco Realty Corp.	1,196	29,218
CBRE Group, Inc. — Class A*	839	26,848
Affiliated Managers Group, Inc.*	157	26,845
Huntington Bancshares, Inc.	2,325	24,645
Cincinnati Financial Corp.	428	23,026
Unum Group	714	22,905
E*TRADE Financial Corp.*	840	22,117
Comerica, Inc.	515	21,167
Plum Creek Timber Company, Inc.	506	19,992
Torchmark Corp.	337	19,007
Nasdaq, Inc.	342	18,239
Iron Mountain, Inc.	556	17,247
Apartment Investment & Management Co. — Class A	453	16,770
Zions Bancorporation	591	16,276
Assurant, Inc.	193	15,249
Hudson City Bancorp, Inc.	1,395	14,187
People’s United Financial, Inc.	898	14,126
Legg Mason, Inc.	318	13,232
Navient Corp.	1,083	12,173
Genworth Financial, Inc. — Class A*	1,440	6,653
Total Financial		8,400,004

Technology - 9.1%
Apple, Inc.	16,513	1,821,383
Microsoft Corp.	23,159	1,025,018
Intel Corp.	13,766	414,907
International Business Machines Corp.	2,609	378,227
Oracle Corp.	9,417	340,142
QUALCOMM, Inc.	4,550	244,472
Accenture plc — Class A	1,807	177,555
Texas Instruments, Inc.	2,972	147,173
EMC Corp.	5,573	134,645
Hewlett-Packard Co.	5,231	133,966
salesforce.com, Inc.*	1,796	124,696
Adobe Systems, Inc.*	1,441	118,479
Cognizant Technology Solutions Corp. — Class A*	1,765	110,507
Avago Technologies Ltd.	752	94,008
Broadcom Corp. — Class A	1,619	83,265
Intuit, Inc.	803	71,266
Electronic Arts, Inc.*	903	61,178
Fiserv, Inc.*	679	58,808

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
NOVA FUND

	Shares	Value

Fidelity National Information Services, Inc.	815	$54,670
Cerner Corp.*	889	53,304
Western Digital Corp.	667	52,986
Analog Devices, Inc.	908	51,220
Applied Materials, Inc.	3,476	51,063
Micron Technology, Inc.*	3,117	46,693
Skyworks Solutions, Inc.	552	46,484
Activision Blizzard, Inc.	1,457	45,007
Paychex, Inc.	931	44,344
Altera Corp.	876	43,870
Seagate Technology plc	875	39,200
Red Hat, Inc.*	531	38,168
NVIDIA Corp.	1,483	36,556
Akamai Technologies, Inc.*	517	35,704
Citrix Systems, Inc.*	465	32,215
SanDisk Corp.	592	32,163
Xilinx, Inc.	749	31,758
Lam Research Corp.	458	29,921
Autodesk, Inc.*	655	28,912
Xerox Corp.	2,909	28,305
Linear Technology Corp.	694	28,003
Microchip Technology, Inc.	611	26,328
NetApp, Inc.	869	25,722
CA, Inc.	907	24,761
Computer Sciences Corp.	401	24,613
KLA-Tencor Corp.	456	22,800
Qorvo, Inc.*	433	19,507
Teradata Corp.*	410	11,874
Pitney Bowes, Inc.	585	11,612
Dun & Bradstreet Corp.	105	11,025
Total Technology		6,568,483

Communications - 8.3%
Facebook, Inc. — Class A*	6,543	588,215
AT&T, Inc.	17,811	580,282
Amazon.com, Inc.*	1,111	568,710
Google, Inc. — Class A*	839	535,592
Google, Inc. — Class C*	856	520,808
Verizon Communications, Inc.	11,773	512,243
Walt Disney Co.	4,496	459,491
Cisco Systems, Inc.	14,727	386,584
Comcast Corp. — Class A	6,124	348,333
Priceline Group, Inc.*	147	181,818
Time Warner, Inc.	2,362	162,388
Time Warner Cable, Inc.	819	146,904
Netflix, Inc.*	1,234	127,423
Twenty-First Century Fox, Inc. — Class A	3,535	95,374
eBay, Inc.*	3,245	79,308
Yahoo!, Inc.*	2,508	72,506
Comcast Corp. — Class A	1,066	61,018
CBS Corp. — Class B	1,287	51,351
Omnicom Group, Inc.	703	46,328
Viacom, Inc. — Class B	1,006	43,409
CenturyLink, Inc.	1,630	40,946
Symantec Corp.	1,981	38,570
Level 3 Communications, Inc.*	835	36,481
Expedia, Inc.	290	34,127
Twenty-First Century Fox, Inc. — Class B	1,249	33,810
Motorola Solutions, Inc.	466	31,865
Juniper Networks, Inc.	1,024	26,327
F5 Networks, Inc.*	206	23,855
Interpublic Group of Companies, Inc.	1,188	22,726
Cablevision Systems Corp. — Class A	644	20,911
TripAdvisor, Inc.*	327	20,608
VeriSign, Inc.*	289	20,392
Discovery Communications, Inc. — Class C*	747	18,145
Frontier Communications Corp.	3,383	16,069
TEGNA, Inc.	656	14,688
News Corp. — Class A	1,103	13,920
Scripps Networks Interactive, Inc. — Class A	273	13,429
Discovery Communications, Inc. — Class A*	432	11,245
Total Communications		6,006,199

Consumer, Cyclical - 7.3%
Home Depot, Inc.	3,718	429,392
CVS Health Corp.	3,227	311,341
Wal-Mart Stores, Inc.	4,569	296,254
McDonald’s Corp.	2,727	268,691
Starbucks Corp.	4,298	244,298
NIKE, Inc. — Class B	1,963	241,390
Walgreens Boots Alliance, Inc.	2,530	210,243
Lowe’s Companies, Inc.	2,679	184,637
Costco Wholesale Corp.	1,273	184,038
Ford Motor Co.	11,284	153,124
Target Corp.	1,820	143,161
TJX Companies, Inc.	1,953	139,482
General Motors Co.	4,174	125,303
Delta Air Lines, Inc.	2,303	103,336
Yum! Brands, Inc.	1,249	99,858
Johnson Controls, Inc.	1,894	78,336
American Airlines Group, Inc.	1,945	75,524
Southwest Airlines Co.	1,909	72,618
O’Reilly Automotive, Inc.*	288	72,000
VF Corp.	986	67,255
L Brands, Inc.	744	67,057
Carnival Corp.	1,340	66,598
Chipotle Mexican Grill, Inc. — Class A*	90	64,823
AutoZone, Inc.*	89	64,421
Delphi Automotive plc	823	62,581
Dollar General Corp.	853	61,791
Ross Stores, Inc.	1,198	58,067
United Continental Holdings, Inc.*	1,094	58,037
PACCAR, Inc.	1,028	53,631
Under Armour, Inc. — Class A*	521	50,422
Macy’s, Inc.	958	49,164
Dollar Tree, Inc.*	680	45,329
Royal Caribbean Cruises Ltd.	497	44,278
Advance Auto Parts, Inc.	212	40,180

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
NOVA FUND

	Shares	Value

Marriott International, Inc. — Class A	577	$39,351
WW Grainger, Inc.	176	37,842
Genuine Parts Co.	439	36,389
CarMax, Inc.*	602	35,711
Hanesbrands, Inc.	1,165	33,715
Mohawk Industries, Inc.*	184	33,449
Whirlpool Corp.	227	33,428
Tractor Supply Co.	393	33,137
Best Buy Company, Inc.	889	33,000
Starwood Hotels & Resorts Worldwide, Inc.	493	32,775
Harley-Davidson, Inc.	596	32,720
Signet Jewelers Ltd.	230	31,310
Newell Rubbermaid, Inc.	775	30,775
Fastenal Co.	840	30,752
Nordstrom, Inc.	403	28,899
Bed Bath & Beyond, Inc.*	491	27,997
DR Horton, Inc.	945	27,745
BorgWarner, Inc.	655	27,241
Kohl’s Corp.	573	26,536
Tiffany & Co.	325	25,097
Wyndham Worldwide Corp.	342	24,590
PVH Corp.	239	24,364
Lennar Corp. — Class A	504	24,258
Michael Kors Holdings Ltd.*	560	23,654
Hasbro, Inc.	325	23,445
Coach, Inc.	801	23,173
Goodyear Tire & Rubber Co.	780	22,877
Darden Restaurants, Inc.	330	22,618
Staples, Inc.	1,863	21,853
Mattel, Inc.	980	20,639
Ralph Lauren Corp. — Class A	173	20,442
Harman International Industries, Inc.	206	19,774
The Gap, Inc.	689	19,637
PulteGroup, Inc.	930	17,549
Leggett & Platt, Inc.	396	16,335
AutoNation, Inc.*	227	13,207
GameStop Corp. — Class A	309	12,734
Wynn Resorts Ltd.	235	12,483
Urban Outfitters, Inc.*	275	8,080
Fossil Group, Inc.*	120	6,706
Total Consumer, Cyclical		5,302,947

Industrial - 6.7%
General Electric Co.	29,235	737,306
3M Co.	1,809	256,462
Boeing Co.	1,849	242,126
Union Pacific Corp.	2,512	222,086
Honeywell International, Inc.	2,264	214,377
United Technologies Corp.	2,398	213,398
United Parcel Service, Inc. — Class B	2,022	199,551
Lockheed Martin Corp.	773	160,251
Thermo Fisher Scientific, Inc.	1,154	141,111
General Dynamics Corp.	878	121,120
Caterpillar, Inc.	1,745	114,053
FedEx Corp.	761	109,569
Raytheon Co.	879	96,040
Precision Castparts Corp.	398	91,425
Northrop Grumman Corp.	543	90,111
Emerson Electric Co.	1,903	84,056
Illinois Tool Works, Inc.	954	78,524
CSX Corp.	2,848	76,611
TE Connectivity Ltd.	1,165	69,772
Eaton Corporation plc	1,354	69,460
Deere & Co.	903	66,822
Norfolk Southern Corp.	873	66,697
Corning, Inc.	3,550	60,776
Waste Management, Inc.	1,218	60,669
Cummins, Inc.	481	52,227
Nielsen Holdings plc	1,062	47,227
Amphenol Corp. — Class A	895	45,609
Roper Technologies, Inc.	291	45,600
Stanley Black & Decker, Inc.	444	43,059
Tyco International plc	1,221	40,855
Rockwell Automation, Inc.	388	39,370
Parker-Hannifin Corp.	401	39,017
WestRock Co.	758	38,992
Ingersoll-Rand plc	768	38,991
AMETEK, Inc.	701	36,676
Vulcan Materials Co.	386	34,432
Stericycle, Inc.*	246	34,270
Agilent Technologies, Inc.	960	32,957
Rockwell Collins, Inc.	382	31,263
Textron, Inc.	800	30,112
Martin Marietta Materials, Inc.	194	29,478
Kansas City Southern	320	29,082
Republic Services, Inc. — Class A	697	28,716
Waters Corp.*	238	28,134
Sealed Air Corp.	596	27,940
CH Robinson Worldwide, Inc.	411	27,858
Pentair plc	521	26,592
Harris Corp.	359	26,261
Dover Corp.	453	25,903
Expeditors International of Washington, Inc.	548	25,783
Snap-on, Inc.	168	25,358
Masco Corp.	996	25,079
Ball Corp.	400	24,880
L-3 Communications Holdings, Inc.	233	24,353
J.B. Hunt Transport Services, Inc.	266	18,993
Fluor Corp.	420	17,787
Xylem, Inc.	526	17,279
Allegion plc	277	15,972
Flowserve Corp.	386	15,880
PerkinElmer, Inc.	328	15,075
Jacobs Engineering Group, Inc.*	358	13,400
Garmin Ltd.	343	12,307
Ryder System, Inc.	155	11,476
FLIR Systems, Inc.	406	11,364

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
NOVA FUND

	Shares	Value

Owens-Illinois, Inc.*	466	$9,656
Joy Global, Inc.	282	4,210
Total Industrial		4,811,846

Energy - 4.7%
Exxon Mobil Corp.	12,073	897,627
Chevron Corp.	5,449	429,817
Schlumberger Ltd.	3,664	252,707
ConocoPhillips	3,572	171,313
Occidental Petroleum Corp.	2,212	146,324
Kinder Morgan, Inc.	5,204	144,046
EOG Resources, Inc.	1,590	115,751
Phillips 66	1,386	106,501
Anadarko Petroleum Corp.	1,471	88,834
Halliburton Co.	2,475	87,491
Valero Energy Corp.	1,439	86,484
Williams Companies, Inc.	1,975	72,779
Marathon Petroleum Corp.	1,552	71,904
Baker Hughes, Inc.	1,262	65,674
Pioneer Natural Resources Co.	432	52,548
Spectra Energy Corp.	1,944	51,069
Apache Corp.	1,094	42,841
National Oilwell Varco, Inc.	1,111	41,829
Devon Energy Corp.	1,119	41,504
Noble Energy, Inc.	1,231	37,152
Hess Corp.	698	34,942
Tesoro Corp.	356	34,617
Cameron International Corp.*	555	34,033
Marathon Oil Corp.	1,961	30,199
Equities Corp.	441	28,564
Cimarex Energy Co.	274	28,080
Cabot Oil & Gas Corp. — Class A	1,198	26,188
FMC Technologies, Inc.*	664	20,584
ONEOK, Inc.	606	19,513
Columbia Pipeline Group, Inc.	920	16,827
Range Resources Corp.	490	15,739
Newfield Exploration Co.*	472	15,529
Helmerich & Payne, Inc.	312	14,745
Southwestern Energy Co.*	1,113	14,124
Transocean Ltd.	990	12,791
Murphy Oil Corp.	470	11,374
Chesapeake Energy Corp.	1,497	10,973
Ensco plc — Class A	683	9,617
First Solar, Inc.*	219	9,362
CONSOL Energy, Inc.	663	6,497
Diamond Offshore Drilling, Inc.	187	3,235
Total Energy		3,401,728

Utilities - 2.1%
Duke Energy Corp.	1,993	143,377
NextEra Energy, Inc.	1,333	130,034
Dominion Resources, Inc.	1,721	121,124
Southern Co.	2,630	117,561
American Electric Power Company, Inc.	1,420	80,741
PG&E Corp.	1,416	74,765
Exelon Corp.	2,495	74,102
Sempra Energy	682	65,963
PPL Corp.	1,940	63,807
Public Service Enterprise Group, Inc.	1,465	61,764
Edison International	943	59,475
Consolidated Edison, Inc.	848	56,689
Xcel Energy, Inc.	1,469	52,017
WEC Energy Group, Inc.	914	47,729
Eversource Energy	918	46,469
DTE Energy Co.	520	41,792
FirstEnergy Corp.	1,223	38,292
Entergy Corp.	520	33,852
Ameren Corp.	703	29,716
CMS Energy Corp.	801	28,291
SCANA Corp.	414	23,292
CenterPoint Energy, Inc.	1,246	22,478
AGL Resources, Inc.	348	21,242
Pinnacle West Capital Corp.	321	20,589
AES Corp.	1,977	19,355
TECO Energy, Inc.	681	17,883
Pepco Holdings, Inc.	734	17,777
NiSource, Inc.	920	17,066
NRG Energy, Inc.	957	14,211
Total Utilities		1,541,453

Basic Materials - 1.6%
Dow Chemical Co.	3,353	142,167
EI du Pont de Nemours & Co.	2,620	126,284
Monsanto Co.	1,355	115,636
LyondellBasell Industries N.V. — Class A	1,079	89,945
Praxair, Inc.	830	84,544
Ecolab, Inc.	769	84,375
Air Products & Chemicals, Inc.	560	71,445
PPG Industries, Inc.	784	68,749
Sherwin-Williams Co.	229	51,017
Sigma-Aldrich Corp.	346	48,066
International Paper Co.	1,210	45,726
Alcoa, Inc.	3,793	36,640
Nucor Corp.	925	34,734
Mosaic Co.	976	30,363
CF Industries Holdings, Inc.	675	30,308
Freeport-McMoRan, Inc.	3,012	29,186
Eastman Chemical Co.	430	27,830
Newmont Mining Corp.	1,532	24,619
International Flavors & Fragrances, Inc.	233	24,060
Airgas, Inc.	195	17,419
FMC Corp.	387	13,123
Total Basic Materials		1,196,236

Diversified - 0.0%
Leucadia National Corp.	977	19,794

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2015
NOVA FUND

	Shares	Value

Consumer Discretionary - 0.0%
News Corp. — Class B	312	$4,000

Total Common Stocks
(Cost $27,310,920)		48,980,001

MUTUAL FUNDS† - 15.5%
Guggenheim Strategy Fund I1	452,371	11,255,002
Total Mutual Funds
(Cost $11,254,917)		11,255,002

	Face Amount

FEDERAL AGENCY NOTES†† - 6.9%
Federal Farm Credit Bank[2]
0.18% due 08/01/17	$5,000,000	4,996,955
Total Federal Agency Notes
(Cost $5,000,000)		4,996,955

REPURCHASE AGREEMENTS††, 3 - 13.2%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	5,499,476	5,499,476
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	2,105,018	2,105,018
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	1,975,531	1,975,531
Total Repurchase Agreements
(Cost $9,580,025)		9,580,025

Total Investments - 103.2%
(Cost $53,145,862)		$74,811,983
Other Assets & Liabilities, net - (3.2)%		(2,309,635)
Total Net Assets - 100.0%		$72,502,348

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
December 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $16,220,125)	170	$(130,126)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc October 2015 S&P 500 Index Swap, Terminating 10/30/15[4] (Notional Value $40,081,752)	20,876	$802,917
Goldman Sachs International October 2015 S&P 500 Index Swap, Terminating 10/27/15[4] (Notional Value $703,779)	367	14,479
Credit Suisse Capital, LLC October 2015 S&P 500 Index Swap, Terminating 10/27/15[4] (Notional Value $2,753,553)	1,434	(15,216)
(Total Notional Value $43,539,084)		$802,180

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 5.
[4]	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

NOVA FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $32,310,920)	$53,976,956
Investments in affiliated issuers, at value (cost $11,254,917)	11,255,002
Repurchase agreements, at value (cost $9,580,025)	9,580,025
Total investments (cost $53,145,862)	74,811,983
Segregated cash with broker	7,160,496
Unrealized appreciation on swap agreements	817,396
Cash	932
Receivables:
Swap settlement	296,341
Variation margin	286,875
Fund shares sold	284,005
Dividends	62,158
Interest	789
Foreign taxes reclaim	46
Securities lending income	11
Total assets	83,721,032

Liabilities:
Unrealized depreciation on swap agreements	15,216
Payable for:
Fund shares redeemed	11,051,461
Management fees	47,342
Transfer agent and administrative fees	15,781
Distribution and service fees	11,730
Portfolio accounting fees	6,312
Securities purchased	1,650
Miscellaneous	69,192
Total liabilities	11,218,684
Commitments and contingent liabilities (Note 12)	—
Net assets	$72,502,348

Net assets consist of:
Paid in capital	$57,102,597
Undistributed net investment income	390,337
Accumulated net realized loss on investments	(7,328,761)
Net unrealized appreciation on investments	22,338,175
Net assets	$72,502,348

Investor Class:
Net assets	$50,945,317
Capital shares outstanding	1,150,532
Net asset value per share	$44.28

Advisor Class:
Net assets	$4,895,263
Capital shares outstanding	121,453
Net asset value per share	$40.31

A-Class:
Net assets	$4,742,117
Capital shares outstanding	114,202
Net asset value per share	$41.52
Maximum offering price per share (Net asset value divided by 95.25%)	$43.59

C-Class:
Net assets	$10,907,100
Capital shares outstanding	287,890
Net asset value per share	$37.89

H-Class:
Net assets	$1,012,551
Capital shares outstanding	24,395
Net asset value per share	$41.51

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $167)	$941,792
Dividends from securities of affiliated issuers	50,197
Interest	4,065
Income from securities lending, net	759
Total investment income	996,813

Expenses:
Management fees	478,242
Transfer agent and administrative fees	159,414
Distribution and service fees:
Advisor Class	8,604
A-Class	5,698
C-Class	59,757
H-Class	5,954
Portfolio accounting fees	63,765
Registration fees	52,572
Custodian fees	7,312
Trustees’ fees*	4,799
Line of credit fees	233
Miscellaneous	21,159
Total expenses	867,509
Net investment income	129,304

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$6,494,767
Investments in affiliated issuers	9,571
Swap agreements	(4,950,713)
Futures contracts	(968,450)
Net realized gain	585,175
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(10,243,974)
Investments in affiliated issuers	85
Swap agreements	514,723
Futures contracts	(181,307)
Net change in unrealized appreciation (depreciation)	(9,910,473)
Net realized and unrealized loss	(9,325,298)
Net decrease in net assets resulting from operations	$(9,195,994)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

NOVA FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$129,304	$261,033
Net realized gain on investments	585,175	15,565,512
Net change in unrealized appreciation (depreciation) on investments	(9,910,473)	5,141,300
Net increase (decrease) in net assets resulting from operations	(9,195,994)	20,967,845

Distributions to shareholders from:
Net investment income
Investor Class	—	(127,360)
Advisor Class	—	(24,443)
A-Class	—	(4,698)
C-Class	—	(12,406)
H-Class	—	(244)*
Total distributions to shareholders	—	(169,151)

Capital share transactions:
Proceeds from sale of shares
Investor Class	364,655,159	608,271,001
Advisor Class	42,136,814	251,879,413
A-Class	10,843,957	6,568,419
C-Class	3,480,059	5,111,829
H-Class	94,020,559	88,621,421 *
Distributions reinvested
Investor Class	—	122,980
Advisor Class	—	24,400
A-Class	—	4,554
C-Class	—	11,924
H-Class	—	244 *
Cost of shares redeemed
Investor Class	(444,113,001)	(590,801,336)
Advisor Class	(40,531,594)	(259,841,399)
A-Class	(9,601,358)	(4,276,469)
C-Class	(3,220,951)	(5,079,311)
H-Class	(94,243,159)	(86,211,806)*
Net increase (decrease) from capital share transactions	(76,573,515)	14,405,864
Net increase (decrease) in net assets	(85,769,509)	35,204,558

Net assets:
Beginning of period	158,271,857	123,067,299
End of period	$72,502,348	$158,271,857
Undistributed net investment income at end of period	$390,337	$261,033

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Capital share activity:
Shares sold
Investor Class	7,383,210	13,070,082
Advisor Class	945,322	6,029,241
A-Class	237,053	148,884
C-Class	82,112	126,849
H-Class	2,017,587	1,938,918 *
Shares issued from reinvestment of distributions
Investor Class	—	2,527
Advisor Class	—	549
A-Class	—	100
C-Class	—	284
H-Class	—	5 *
Shares redeemed
Investor Class	(9,000,798)	(12,754,141)
Advisor Class	(909,434)	(6,156,017)
A-Class	(207,558)	(95,445)
C-Class	(76,405)	(128,803)
H-Class	(2,029,661)	(1,902,454)*
Net increase (decrease) in shares	(1,558,572)	280,579

*	Since the commencement of operations: September 18, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

NOVA FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$49.42	$42.15	$32.05	$26.82	$24.59	$20.28
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	.14	.14	.05	.08	.02
Net gain (loss) on investments (realized and unrealized)	(5.22)	7.18	9.96	5.21	2.15	4.31
Total from investment operations	(5.14)	7.32	10.10	5.26	2.23	4.33
Less distributions from:
Net investment income	—	(.05)	—	(.03)	—	(.02)
Total distributions	—	(.05)	—	(.03)	—	(.02)
Net asset value, end of period	$44.28	$49.42	$42.15	$32.05	$26.82	$24.59

Total Return[c]	(10.40%)	17.36%	31.51%	19.62%	9.07%	21.38%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$50,945	$136,800	$103,254	$52,785	$54,598	$65,102
Ratios to average net assets:
Net investment income (loss)	0.34%	0.31%	0.37%	0.20%	0.36%	0.11%
Total expenses[d]	1.23%	1.27%	1.28%	1.26%	1.26%	1.29%
Portfolio turnover rate	152%	403%	259%	137%	116%	53%

Advisor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$45.08	$38.64	$29.51	$24.85	$22.88	$18.97
Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	(.10)	(.04)	(.11)	(.04)	(.07)
Net gain (loss) on investments (realized and unrealized)	(4.75)	6.59	9.17	4.80	2.01	4.00
Total from investment operations	(4.77)	6.49	9.13	4.69	1.97	3.93
Less distributions from:
Net investment income	—	(.05)	—	(.03)	—	(.02)
Total distributions	—	(.05)	—	(.03)	—	(.02)
Net asset value, end of period	$40.31	$45.08	$38.64	$29.51	$24.85	$22.88

Total Return[c]	(10.60%)	16.79%	30.94%	18.93%	8.57%	20.75%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,895	$3,857	$8,183	$12,141	$11,112	$6,318
Ratios to average net assets:
Net investment income (loss)	(0.09%)	(0.23%)	(0.12%)	(0.43%)	(0.18%)	(0.37%)
Total expenses[d]	1.62%	1.78%	1.78%	1.75%	1.75%	1.79%
Portfolio turnover rate	152%	403%	259%	137%	116%	53%

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$46.40	$39.67	$30.23	$25.38	$23.32	$19.28
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.02	.05	(.01)	.01	(.02)
Net gain (loss) on investments (realized and unrealized)	(4.90)	6.76	9.39	4.89	2.05	4.08
Total from investment operations	(4.88)	6.78	9.44	4.88	2.06	4.06
Less distributions from:
Net investment income	—	(.05)	—	(.03)	—	(.02)
Total distributions	—	(.05)	—	(.03)	—	(.02)
Net asset value, end of period	$41.52	$46.40	$39.67	$30.23	$25.38	$23.32

Total Return[c]	(10.52%)	17.09%	31.23%	19.28%	8.79%	21.09%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,742	$3,930	$1,237	$1,189	$1,472	$5,843
Ratios to average net assets:
Net investment income (loss)	0.07%	0.05%	0.14%	(0.04%)	0.06%	(0.11%)
Total expenses[d]	1.49%	1.52%	1.53%	1.50%	1.51%	1.54%
Portfolio turnover rate	152%	403%	259%	137%	116%	53%

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$42.50	$36.62	$28.11	$23.77	$22.01	$18.33
Income (loss) from investment operations:
Net investment income (loss)[b]	(.15)	(.28)	(.20)	(.19)	(.13)	(.16)
Net gain (loss) on investments (realized and unrealized)	(4.46)	6.21	8.71	4.56	1.89	3.86
Total from investment operations	(4.61)	5.93	8.51	4.37	1.76	3.70
Less distributions from:
Net investment income	—	(.05)	—	(.03)	—	(.02)
Total distributions	—	(.05)	—	(.03)	—	(.02)
Net asset value, end of period	$37.89	$42.50	$36.62	$28.11	$23.77	$22.01

Total Return[c]	(10.85%)	16.19%	30.27%	18.39%	8.00%	20.22%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,907	$11,993	$10,394	$8,705	$8,829	$10,461
Ratios to average net assets:
Net investment income (loss)	(0.70%)	(0.70%)	(0.62%)	(0.79%)	(0.62%)	(0.85%)
Total expenses[d]	2.24%	2.27%	2.28%	2.25%	2.26%	2.29%
Portfolio turnover rate	152%	403%	259%	137%	116%	53%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

NOVA FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2015[a]	Period Ended March 31, 2015[f]
Per Share Data
Net asset value, beginning of period	$46.40	$44.40
Income (loss) from investment operations:
Net investment income (loss)[b]	— [e]	.02
Net gain (loss) on investments (realized and unrealized)	(4.89)	2.03
Total from investment operations	(4.89)	2.05
Less distributions from:
Net investment income	—	(.05)
Total distributions	—	(.05)
Net asset value, end of period	$41.51	$46.40

Total Return[c]	(10.52%)	4.61%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,013	$1,692
Ratios to average net assets:
Net investment income (loss)	(0.01%)	0.08%
Total expenses[d]	1.49%	1.51%
Portfolio turnover rate	152%	403%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net investment income (loss) is less than $0.01 per share.
[f]

Since commencement of operations: September 18, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized. The portfolio turnover rate stated is for the entire period of the Fund, not since the commencement of operations of the Class.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2015

S&P 500® FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the S&P 500® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	2.6%
Microsoft Corp.	1.4%
Exxon Mobil Corp.	1.3%
Johnson & Johnson	1.1%
General Electric Co.	1.0%
Berkshire Hathaway, Inc. — Class B	1.0%
Wells Fargo & Co.	1.0%
JPMorgan Chase & Co.	0.9%
Facebook, Inc. — Class A	0.8%
AT&T, Inc.	0.8%
Top Ten Total	11.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
S&P 500® FUND

	Shares	Value

COMMON STOCKS† - 69.0%

Consumer, Non-cyclical - 16.4%
Johnson & Johnson	14,522	$1,355,628
Procter & Gamble Co.	14,225	1,023,346
Pfizer, Inc.	32,343	1,015,893
Coca-Cola Co.	20,531	823,703
Gilead Sciences, Inc.	7,697	755,767
Merck & Company, Inc.	14,771	729,540
PepsiCo, Inc.	7,704	726,487
Philip Morris International, Inc.	8,124	644,476
UnitedHealth Group, Inc.	5,001	580,166
Allergan plc*	2,064	561,016
Altria Group, Inc.	10,282	559,341
Amgen, Inc.	3,976	549,960
Bristol-Myers Squibb Co.	8,745	517,704
Medtronic plc	7,416	496,426
AbbVie, Inc.	8,681	472,333
MasterCard, Inc. — Class A	5,234	471,688
Celgene Corp.*	4,146	448,473
Eli Lilly & Co.	5,116	428,158
Biogen, Inc.*	1,233	359,802
Mondelez International, Inc. — Class A	8,450	353,801
Abbott Laboratories	7,816	314,360
Colgate-Palmolive Co.	4,721	299,595
Express Scripts Holding Co.*	3,544	286,922
Danaher Corp.	3,118	265,685
McKesson Corp.	1,219	225,551
Kraft Heinz Co.	3,117	219,998
Kimberly-Clark Corp.	1,910	208,266
Aetna, Inc.	1,828	200,001
Automatic Data Processing, Inc.	2,443	196,319
Reynolds American, Inc.	4,347	192,442
Anthem, Inc.	1,372	192,080
Regeneron Pharmaceuticals, Inc.*	405	188,382
Alexion Pharmaceuticals, Inc.*	1,186	185,479
Kroger Co.	5,094	183,741
Cigna Corp.	1,350	182,277
PayPal Holdings, Inc.*	5,816	180,529
General Mills, Inc.	3,140	176,248
Stryker Corp.	1,659	156,112
Becton Dickinson and Co.	1,103	146,324
Humana, Inc.	777	139,083
Vertex Pharmaceuticals, Inc.*	1,283	133,612
Archer-Daniels-Midland Co.	3,193	132,350
Cardinal Health, Inc.	1,717	131,900
HCA Holdings, Inc.*	1,677	129,733
McGraw Hill Financial, Inc.	1,429	123,609
Perrigo Company plc	767	120,626
Boston Scientific Corp.*	7,048	115,658
Sysco Corp.	2,902	113,091
Constellation Brands, Inc. — Class A	902	112,940
Monster Beverage Corp.*	797	107,707
AmerisourceBergen Corp. — Class A	1,077	102,304
Zoetis, Inc.	2,407	99,120
Estee Lauder Companies, Inc. — Class A	1,184	95,525
Baxter International, Inc.	2,861	93,984
St. Jude Medical, Inc.	1,478	93,247
ConAgra Foods, Inc.	2,264	91,715
Moody’s Corp.	914	89,755
Baxalta, Inc.	2,840	89,488
Intuitive Surgical, Inc.*	194	89,159
Kellogg Co.	1,335	88,844
Mylan N.V.*	2,165	87,163
Zimmer Biomet Holdings, Inc.	896	84,161
Edwards Lifesciences Corp.*	564	80,184
Dr Pepper Snapple Group, Inc.	1,001	79,129
Clorox Co.	675	77,983
Endo International plc*	1,092	75,654
Mead Johnson Nutrition Co. — Class A	1,063	74,835
CR Bard, Inc.	389	72,475
Hershey Co.	766	70,380
Molson Coors Brewing Co. — Class B	829	68,824
Tyson Foods, Inc. — Class A	1,596	68,788
DaVita HealthCare Partners, Inc.*	893	64,591
JM Smucker Co.	540	61,609
Equifax, Inc.	620	60,252
Universal Health Services, Inc. — Class B	481	60,034
Whole Foods Market, Inc.	1,877	59,407
Henry Schein, Inc.*	437	57,999
Laboratory Corporation of America Holdings*	528	57,272
Brown-Forman Corp. — Class B	556	53,876
Coca-Cola Enterprises, Inc.	1,105	53,427
H&R Block, Inc.	1,449	52,454
McCormick & Company, Inc.	608	49,965
Western Union Co.	2,682	49,242
Campbell Soup Co.	945	47,893
Quest Diagnostics, Inc.	753	46,287
Hormel Foods Corp.	707	44,760
Total System Services, Inc.	888	40,342
Cintas Corp.	468	40,131
Mallinckrodt plc*	615	39,323
Varian Medical Systems, Inc.*	518	38,218
DENTSPLY International, Inc.	733	37,068
Robert Half International, Inc.	705	36,068
Keurig Green Mountain, Inc.	630	32,848
United Rentals, Inc.*	500	30,025
Avery Dennison Corp.	480	27,154
ADT Corp.	891	26,641
Quanta Services, Inc.*	1,071	25,929
Patterson Companies, Inc.	455	19,679
Tenet Healthcare Corp.*	522	19,272
Total Consumer, Non-cyclical		21,238,811

Financial - 11.8%
Berkshire Hathaway, Inc. — Class B*	9,825	1,281,180
Wells Fargo & Co.	24,498	1,257,972
JPMorgan Chase & Co.	19,394	1,182,451

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
S&P 500® FUND

	Shares	Value

Bank of America Corp.	54,900	$855,342
Citigroup, Inc.	15,785	783,094
Visa, Inc. — Class A	10,234	712,900
American International Group, Inc.	6,786	385,580
Goldman Sachs Group, Inc.	2,111	366,808
U.S. Bancorp	8,681	356,008
American Express Co.	4,463	330,843
Simon Property Group, Inc.	1,623	298,178
MetLife, Inc.	5,857	276,157
Morgan Stanley	7,990	251,685
PNC Financial Services Group, Inc.	2,693	240,217
Bank of New York Mellon Corp.	5,803	227,187
Capital One Financial Corp.	2,845	206,319
BlackRock, Inc. — Class A	672	199,900
American Tower Corp. — Class A	2,220	195,315
Prudential Financial, Inc.	2,365	180,237
Charles Schwab Corp.	6,279	179,328
ACE Ltd.	1,698	175,573
CME Group, Inc. — Class A	1,771	164,242
Public Storage	771	163,166
Travelers Companies, Inc.	1,632	162,433
Chubb Corp.	1,190	145,954
BB&T Corp.	4,088	145,533
Marsh & McLennan Companies, Inc.	2,779	145,119
State Street Corp.	2,140	143,829
Equity Residential	1,909	143,404
Crown Castle International Corp.	1,750	138,023
Intercontinental Exchange, Inc.	579	136,059
Aflac, Inc.	2,259	131,316
Aon plc	1,469	130,168
Welltower, Inc.	1,845	124,943
Allstate Corp.	2,100	122,304
AvalonBay Communities, Inc.	697	121,850
Discover Financial Services	2,283	118,693
Prologis, Inc.	2,749	106,936
SunTrust Banks, Inc.	2,717	103,898
Ameriprise Financial, Inc.	935	102,037
Hartford Financial Services Group, Inc.	2,176	99,616
Ventas, Inc.	1,744	97,769
Boston Properties, Inc.	805	95,312
Progressive Corp.	3,073	94,157
T. Rowe Price Group, Inc.	1,344	93,408
HCP, Inc.	2,426	90,369
M&T Bank Corp.	699	85,243
Vornado Realty Trust	929	84,000
Alliance Data Systems Corp.*	322	83,392
Equinix, Inc.	299	81,747
Fifth Third Bancorp	4,212	79,649
General Growth Properties, Inc.	3,065	79,598
Northern Trust Corp.	1,148	78,248
Essex Property Trust, Inc.	345	77,080
Franklin Resources, Inc.	2,028	75,563
Weyerhaeuser Co.	2,697	73,736
Invesco Ltd.	2,248	70,205
Principal Financial Group, Inc.	1,438	68,075
Regions Financial Corp.	6,948	62,601
Lincoln National Corp.	1,316	62,457
Host Hotels & Resorts, Inc.	3,939	62,276
Realty Income Corp.	1,232	58,384
XL Group plc — Class A	1,585	57,567
KeyCorp	4,410	57,374
SL Green Realty Corp.	522	56,460
Loews Corp.	1,504	54,355
Macerich Co.	706	54,235
Kimco Realty Corp.	2,167	52,940
Affiliated Managers Group, Inc.*	285	48,732
CBRE Group, Inc. — Class A*	1,520	48,640
Huntington Bancshares, Inc.	4,212	44,647
Cincinnati Financial Corp.	774	41,641
Unum Group	1,294	41,512
E*TRADE Financial Corp.*	1,522	40,074
Comerica, Inc.	933	38,346
Plum Creek Timber Company, Inc.	916	36,191
Torchmark Corp.	610	34,404
Nasdaq, Inc.	620	33,065
Iron Mountain, Inc.	1,006	31,206
Apartment Investment & Management Co. — Class A	820	30,356
Zions Bancorporation	1,071	29,495
Assurant, Inc.	350	27,654
Hudson City Bancorp, Inc.	2,527	25,700
People’s United Financial, Inc.	1,626	25,577
Legg Mason, Inc.	575	23,926
Navient Corp.	1,962	22,053
Genworth Financial, Inc. — Class A*	2,609	12,054
Total Financial		15,213,270

Technology - 9.3%
Apple, Inc.	29,907	3,298,742
Microsoft Corp.	41,944	1,856,441
Intel Corp.	24,931	751,421
International Business Machines Corp.	4,726	685,128
Oracle Corp.	17,055	616,027
QUALCOMM, Inc.	8,240	442,735
Accenture plc — Class A	3,273	321,605
Texas Instruments, Inc.	5,383	266,566
EMC Corp.	10,094	243,871
Hewlett-Packard Co.	9,473	242,604
salesforce.com, Inc.*	3,254	225,925
Adobe Systems, Inc.*	2,610	214,594
Cognizant Technology Solutions Corp. — Class A*	3,197	200,164
Avago Technologies Ltd.	1,363	170,389
Broadcom Corp. — Class A	2,932	150,793
Intuit, Inc.	1,454	129,043
Electronic Arts, Inc.*	1,635	110,771
Fiserv, Inc.*	1,230	106,530

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
S&P 500® FUND

	Shares	Value

Fidelity National Information Services, Inc.	1,477	$99,077
Cerner Corp.*	1,611	96,596
Western Digital Corp.	1,208	95,964
Analog Devices, Inc.	1,645	92,794
Applied Materials, Inc.	6,296	92,488
Micron Technology, Inc.*	5,645	84,562
Skyworks Solutions, Inc.	1,000	84,210
Activision Blizzard, Inc.	2,638	81,488
Paychex, Inc.	1,686	80,304
Altera Corp.	1,586	79,427
Seagate Technology plc	1,584	70,963
Red Hat, Inc.*	962	69,149
NVIDIA Corp.	2,685	66,185
Akamai Technologies, Inc.*	937	64,709
Citrix Systems, Inc.*	843	58,403
SanDisk Corp.	1,072	58,242
Xilinx, Inc.	1,356	57,494
Lam Research Corp.	830	54,224
Autodesk, Inc.*	1,186	52,350
Xerox Corp.	5,269	51,267
Linear Technology Corp.	1,257	50,720
Microchip Technology, Inc.	1,107	47,701
NetApp, Inc.	1,574	46,590
CA, Inc.	1,643	44,854
Computer Sciences Corp.	725	44,501
KLA-Tencor Corp.	826	41,300
Qorvo, Inc.*	784	35,319
Teradata Corp.*	743	21,517
Pitney Bowes, Inc.	1,059	21,021
Dun & Bradstreet Corp.	189	19,845
Total Technology		11,896,613

Communications - 8.5%
Facebook, Inc. — Class A*	11,851	1,065,406
AT&T, Inc.	32,258	1,050,967
Amazon.com, Inc.*	2,011	1,029,410
Google, Inc. — Class A*	1,520	970,323
Google, Inc. — Class C*	1,551	943,660
Verizon Communications, Inc.	21,322	927,720
Walt Disney Co.	8,144	832,317
Cisco Systems, Inc.	26,672	700,140
Comcast Corp. — Class A	11,091	630,856
Priceline Group, Inc.*	266	329,005
Time Warner, Inc.	4,277	294,044
Time Warner Cable, Inc.	1,484	266,185
Netflix, Inc.*	2,234	230,683
Twenty-First Century Fox, Inc. — Class A	6,403	172,753
eBay, Inc.*	5,878	143,658
Yahoo!, Inc.*	4,542	131,309
Comcast Corp. — Class A	1,931	110,530
CBS Corp. — Class B	2,331	93,007
Omnicom Group, Inc.	1,274	83,956
Viacom, Inc. — Class B	1,822	78,619
CenturyLink, Inc.	2,952	74,154
Symantec Corp.	3,588	69,858
Level 3 Communications, Inc.*	1,512	66,059
Expedia, Inc.	525	61,782
Twenty-First Century Fox, Inc. — Class B	2,261	61,205
Motorola Solutions, Inc.	843	57,644
Juniper Networks, Inc.	1,855	47,692
F5 Networks, Inc.*	372	43,078
Interpublic Group of Companies, Inc.	2,152	41,168
Cablevision Systems Corp. — Class A	1,166	37,860
TripAdvisor, Inc.*	592	37,308
VeriSign, Inc.*	524	36,973
Discovery Communications, Inc. — Class C*	1,352	32,840
Frontier Communications Corp.	6,126	29,099
TEGNA, Inc.	1,188	26,599
News Corp. — Class A	1,998	25,215
Scripps Networks Interactive, Inc. — Class A	494	24,300
Discovery Communications, Inc. — Class A*	783	20,381
Total Communications		10,877,763

Consumer, Cyclical - 7.5%
Home Depot, Inc.	6,734	777,709
CVS Health Corp.	5,845	563,925
Wal-Mart Stores, Inc.	8,276	536,616
McDonald’s Corp.	4,939	486,639
Starbucks Corp.	7,784	442,442
NIKE, Inc. — Class B	3,555	437,158
Walgreens Boots Alliance, Inc.	4,583	380,847
Lowe’s Companies, Inc.	4,852	334,400
Costco Wholesale Corp.	2,305	333,234
Ford Motor Co.	20,437	277,330
Target Corp.	3,296	259,264
TJX Companies, Inc.	3,537	252,612
General Motors Co.	7,559	226,921
Delta Air Lines, Inc.	4,171	187,153
Yum! Brands, Inc.	2,261	180,767
Johnson Controls, Inc.	3,430	141,865
American Airlines Group, Inc.	3,523	136,798
Southwest Airlines Co.	3,458	131,542
O’Reilly Automotive, Inc.*	521	130,250
VF Corp.	1,786	121,824
L Brands, Inc.	1,347	121,405
Carnival Corp.	2,428	120,672
Chipotle Mexican Grill, Inc. — Class A*	163	117,401
AutoZone, Inc.*	162	117,260
Delphi Automotive plc	1,491	113,376
Dollar General Corp.	1,545	111,920
Ross Stores, Inc.	2,170	105,180
United Continental Holdings, Inc.*	1,981	105,092
PACCAR, Inc.	1,862	97,141
Under Armour, Inc. — Class A*	944	91,361
Macy’s, Inc.	1,736	89,092
Dollar Tree, Inc.*	1,231	82,058
Royal Caribbean Cruises Ltd.	900	80,181
Advance Auto Parts, Inc.	384	72,780

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
S&P 500® FUND

	Shares	Value

Marriott International, Inc. — Class A	1,046	$71,337
WW Grainger, Inc.	318	68,374
Genuine Parts Co.	795	65,898
CarMax, Inc.*	1,091	64,718
Hanesbrands, Inc.	2,111	61,092
Mohawk Industries, Inc.*	333	60,536
Whirlpool Corp.	411	60,524
Tractor Supply Co.	712	60,036
Best Buy Company, Inc.	1,610	59,763
Starwood Hotels & Resorts Worldwide, Inc.	894	59,433
Harley-Davidson, Inc.	1,080	59,292
Signet Jewelers Ltd.	417	56,766
Newell Rubbermaid, Inc.	1,404	55,753
Fastenal Co.	1,522	55,720
Nordstrom, Inc.	730	52,348
Bed Bath & Beyond, Inc.*	889	50,691
DR Horton, Inc.	1,712	50,264
BorgWarner, Inc.	1,187	49,367
Kohl’s Corp.	1,038	48,070
Tiffany & Co.	588	45,405
Wyndham Worldwide Corp.	619	44,506
PVH Corp.	433	44,140
Lennar Corp. — Class A	912	43,895
Michael Kors Holdings Ltd.*	1,014	42,831
Hasbro, Inc.	590	42,562
Coach, Inc.	1,451	41,977
Goodyear Tire & Rubber Co.	1,413	41,443
Darden Restaurants, Inc.	598	40,987
Staples, Inc.	3,375	39,589
Mattel, Inc.	1,776	37,403
Ralph Lauren Corp. — Class A	313	36,984
Harman International Industries, Inc.	373	35,804
The Gap, Inc.	1,248	35,568
PulteGroup, Inc.	1,684	31,777
Leggett & Platt, Inc.	718	29,618
AutoNation, Inc.*	410	23,854
GameStop Corp. — Class A	560	23,078
Wynn Resorts Ltd.	426	22,629
Urban Outfitters, Inc.*	497	14,602
Fossil Group, Inc.*	217	12,126
Total Consumer, Cyclical		9,604,975

Industrial - 6.8%
General Electric Co.	52,949	1,335,373
3M Co.	3,276	464,439
Boeing Co.	3,350	438,683
Union Pacific Corp.	4,550	402,266
Honeywell International, Inc.	4,100	388,229
United Technologies Corp.	4,344	386,573
United Parcel Service, Inc. — Class B	3,663	361,502
Lockheed Martin Corp.	1,401	290,441
Thermo Fisher Scientific, Inc.	2,090	255,565
General Dynamics Corp.	1,591	219,478
Caterpillar, Inc.	3,160	206,538
FedEx Corp.	1,377	198,260
Raytheon Co.	1,592	173,942
Precision Castparts Corp.	721	165,621
Northrop Grumman Corp.	983	163,129
Emerson Electric Co.	3,446	152,210
Illinois Tool Works, Inc.	1,728	142,231
CSX Corp.	5,159	138,777
TE Connectivity Ltd.	2,110	126,368
Eaton Corporation plc	2,452	125,787
Deere & Co.	1,635	120,990
Norfolk Southern Corp.	1,581	120,788
Corning, Inc.	6,429	110,065
Waste Management, Inc.	2,206	109,880
Cummins, Inc.	871	94,573
Nielsen Holdings plc	1,924	85,560
Roper Technologies, Inc.	528	82,738
Amphenol Corp. — Class A	1,621	82,606
Stanley Black & Decker, Inc.	804	77,972
Tyco International plc	2,211	73,980
Rockwell Automation, Inc.	703	71,333
Ingersoll-Rand plc	1,392	70,672
Parker-Hannifin Corp.	726	70,640
WestRock Co.	1,373	70,627
AMETEK, Inc.	1,270	66,446
Vulcan Materials Co.	698	62,262
Stericycle, Inc.*	445	61,993
Agilent Technologies, Inc.	1,738	59,665
Rockwell Collins, Inc.	691	56,551
Textron, Inc.	1,450	54,578
Martin Marietta Materials, Inc.	351	53,334
Kansas City Southern	579	52,620
Republic Services, Inc. — Class A	1,263	52,036
Waters Corp.*	431	50,949
Sealed Air Corp.	1,079	50,584
CH Robinson Worldwide, Inc.	744	50,428
Pentair plc	944	48,182
Harris Corp.	651	47,621
Dover Corp.	821	46,945
Expeditors International of Washington, Inc.	992	46,674
Snap-on, Inc.	305	46,037
Masco Corp.	1,804	45,425
Ball Corp.	725	45,095
L-3 Communications Holdings, Inc.	421	44,003
J.B. Hunt Transport Services, Inc.	482	34,415
Fluor Corp.	760	32,186
Xylem, Inc.	952	31,273
Allegion plc	502	28,945
Flowserve Corp.	699	28,757
PerkinElmer, Inc.	595	27,346
Jacobs Engineering Group, Inc.*	649	24,292
Garmin Ltd.	621	22,281
Ryder System, Inc.	280	20,731
FLIR Systems, Inc.	736	20,601

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
S&P 500® FUND

	Shares	Value

Owens-Illinois, Inc.*	843	$17,467
Joy Global, Inc.	511	7,629
Total Industrial		8,715,187

Energy - 4.8%
Exxon Mobil Corp.	21,866	1,625,737
Chevron Corp.	9,868	778,388
Schlumberger Ltd.	6,636	457,685
ConocoPhillips	6,469	310,253
Occidental Petroleum Corp.	4,006	264,997
Kinder Morgan, Inc.	9,426	260,912
EOG Resources, Inc.	2,880	209,664
Phillips 66	2,511	192,945
Anadarko Petroleum Corp.	2,664	160,879
Halliburton Co.	4,483	158,474
Valero Energy Corp.	2,607	156,681
Williams Companies, Inc.	3,578	131,849
Marathon Petroleum Corp.	2,812	130,280
Baker Hughes, Inc.	2,286	118,963
Pioneer Natural Resources Co.	783	95,244
Spectra Energy Corp.	3,521	92,497
Apache Corp.	1,982	77,615
National Oilwell Varco, Inc.	2,013	75,789
Devon Energy Corp.	2,026	75,144
Noble Energy, Inc.	2,229	67,271
Hess Corp.	1,265	63,326
Tesoro Corp.	646	62,817
Cameron International Corp.*	1,004	61,565
Marathon Oil Corp.	3,551	54,685
Equities Corp.	799	51,752
Cimarex Energy Co.	495	50,728
Cabot Oil & Gas Corp. — Class A	2,170	47,436
FMC Technologies, Inc.*	1,203	37,293
ONEOK, Inc.	1,097	35,323
Columbia Pipeline Group, Inc.	1,666	30,471
Range Resources Corp.	888	28,523
Newfield Exploration Co.*	855	28,130
Helmerich & Payne, Inc.	565	26,702
Southwestern Energy Co.*	2,016	25,583
Transocean Ltd.	1,792	23,153
Murphy Oil Corp.	852	20,618
Chesapeake Energy Corp.	2,712	19,879
Ensco plc — Class A	1,236	17,403
First Solar, Inc.*	397	16,972
CONSOL Energy, Inc.	1,201	11,770
Diamond Offshore Drilling, Inc.	338	5,847
Total Energy		6,161,243

Utilities - 2.2%
Duke Energy Corp.	3,610	259,704
NextEra Energy, Inc.	2,414	235,486
Dominion Resources, Inc.	3,117	219,375
Southern Co.	4,764	212,951
American Electric Power Company, Inc.	2,573	146,301
PG&E Corp.	2,565	135,432
Exelon Corp.	4,519	134,214
Sempra Energy	1,235	119,449
PPL Corp.	3,514	115,575
Public Service Enterprise Group, Inc.	2,653	111,850
Edison International	1,709	107,787
Consolidated Edison, Inc.	1,536	102,682
Xcel Energy, Inc.	2,660	94,191
WEC Energy Group, Inc.	1,656	86,476
Eversource Energy	1,663	84,181
DTE Energy Co.	941	75,628
FirstEnergy Corp.	2,215	69,352
Entergy Corp.	941	61,259
Ameren Corp.	1,272	53,767
CMS Energy Corp.	1,451	51,249
SCANA Corp.	749	42,139
CenterPoint Energy, Inc.	2,256	40,698
AGL Resources, Inc.	630	38,455
Pinnacle West Capital Corp.	581	37,265
AES Corp.	3,581	35,058
TECO Energy, Inc.	1,234	32,405
Pepco Holdings, Inc.	1,329	32,188
NiSource, Inc.	1,667	30,923
NRG Energy, Inc.	1,734	25,750
Total Utilities		2,791,790

Basic Materials - 1.7%
Dow Chemical Co.	6,073	257,494
EI du Pont de Nemours & Co.	4,745	228,709
Monsanto Co.	2,453	209,339
LyondellBasell Industries N.V. — Class A	1,955	162,969
Praxair, Inc.	1,502	152,994
Ecolab, Inc.	1,393	152,840
Air Products & Chemicals, Inc.	1,015	129,494
PPG Industries, Inc.	1,420	124,520
Sherwin-Williams Co.	416	92,676
Sigma-Aldrich Corp.	626	86,964
International Paper Co.	2,191	82,798
Alcoa, Inc.	6,869	66,355
Nucor Corp.	1,676	62,934
Mosaic Co.	1,768	55,002
CF Industries Holdings, Inc.	1,222	54,868
Freeport-McMoRan, Inc.	5,455	52,859
Eastman Chemical Co.	780	50,482
Newmont Mining Corp.	2,775	44,594
International Flavors & Fragrances, Inc.	423	43,679
Airgas, Inc.	352	31,444
FMC Corp.	701	23,771
Total Basic Materials		2,166,785

Diversified - 0.0%
Leucadia National Corp.	1,769	35,840

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2015
S&P 500® FUND

	Shares	Value

Consumer Discretionary - 0.0%
News Corp. — Class B	565	$7,243

Total Common Stocks
(Cost $43,162,488)		88,709,520

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 13.2%
Farmer Mac[1]
0.16% due 01/25/16	$10,000,000	9,995,810
Federal Farm Credit Bank[1]
0.18% due 08/01/17	5,000,000	4,996,955
Federal Home Loan Bank[1]
0.36% due 06/01/16	2,000,000	1,996,544
Total Federal Agency Discount Notes
(Cost $16,989,964)		16,989,309

REPURCHASE AGREEMENTS††,2 - 15.2%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	11,194,244	11,194,244
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	4,284,788	4,284,788
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	4,021,214	4,021,214
Total Repurchase Agreements
(Cost $19,500,246)		19,500,246

Total Investments - 97.4%
(Cost $79,652,698)		$125,199,075
Other Assets & Liabilities, net - 2.6%		3,279,562
Total Net Assets - 100.0%		$128,478,637

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
December 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $29,196,225)	306	$(472,355)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2015 S&P 500 Index Swap, Terminating 10/27/15[3] (Notional Value $9,083,919)	4,731	$182,042
Barclays Bank plc October 2015 S&P 500 Index Swap, Terminating 10/30/15[3] (Notional Value $1,486,491)	774	19,327
Credit Suisse Capital, LLC October 2015 S&P 500 Index Swap, Terminating 10/27/15[3] (Notional Value $750,229)	391	(4,146)
(Total Notional Value $11,320,639)		$197,223

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Repurchase Agreements — See Note 5.
[3]	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

S&P 500® FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2015

Assets:
Investments, at value (cost $60,152,452)	$105,698,829
Repurchase agreements, at value (cost $19,500,246)	19,500,246
Total investments (cost $79,652,698)	125,199,075
Segregated cash with broker	3,235,296
Unrealized appreciation on swap agreements	201,369
Cash	1,483
Receivables:
Fund shares sold	769,045
Variation margin	516,375
Dividends	105,261
Swap settlement	21,064
Interest	800
Foreign taxes reclaim	67
Securities lending income	27
Total assets	130,049,862

Liabilities:
Unrealized depreciation on swap agreements	4,146
Payable for:
Fund shares redeemed	1,176,419
Management fees	90,485
Distribution and service fees	41,758
Transfer agent and administrative fees	30,162
Portfolio accounting fees	18,097
Miscellaneous	210,158
Total liabilities	1,571,225
Commitments and contingent liabilities (Note 12)	—
Net assets	$128,478,637

Net assets consist of:
Paid in capital	$74,386,923
Undistributed net investment income	198,819
Accumulated net realized gain on investments	8,621,650
Net unrealized appreciation on investments	45,271,245
Net assets	$128,478,637

A-Class:
Net assets	$15,374,421
Capital shares outstanding	399,052
Net asset value per share	$38.53
Maximum offering price per share (Net asset value divided by 95.25%)	$40.45

C-Class:
Net assets	$17,146,137
Capital shares outstanding	479,339
Net asset value per share	$35.77

H-Class:
Net assets	$95,958,079
Capital shares outstanding	2,490,415
Net asset value per share	$38.53

STATEMENT OF OPERATIONS
Period Ended September 30, 2015

Investment Income:
Dividends (net of foreign withholding tax of $240)	$2,191,848
Interest	22,525
Income from securities lending, net	2,342
Total investment income	2,216,715

Expenses:
Management fees	989,258
Transfer agent and administrative fees	329,754
Distribution and service fees:
A-Class	34,477
C-Class	101,478
H-Class	269,908
Portfolio accounting fees	197,854
Registration fees	111,942
Custodian fees	15,130
Trustees’ fees*	10,275
Line of credit fees	2,297
Miscellaneous	40,121
Total expenses	2,102,494
Net investment income	114,221

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	39,509,580
Swap agreements	(4,547,529)
Futures contracts	(175,185)
Net realized gain	34,786,866
Net change in unrealized appreciation (depreciation) on:
Investments	(52,731,561)
Swap agreements	211,723
Futures contracts	(513,929)
Net change in unrealized appreciation (depreciation)	(53,033,767)
Net realized and unrealized loss	(18,246,901)
Net decrease in net assets resulting from operations	$(18,132,680)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$114,221	$261,293
Net realized gain on investments	34,786,866	7,172,036
Net change in unrealized appreciation (depreciation) on investments	(53,033,767)	19,170,148
Net increase (decrease) in net assets resulting from operations	(18,132,680)	26,603,477

Distributions to shareholders from:
Net investment income
A-Class	—	(17,679)
C-Class	—	(8,817)
H-Class	—	(133,918)
Net realized gains
A-Class	—	(487,372)
C-Class	—	(243,055)
H-Class	—	(3,691,790)
Total distributions to shareholders	—	(4,582,631)

Capital share transactions:
Proceeds from sale of shares
A-Class	86,991,799	119,690,602
C-Class	18,595,194	50,549,094
H-Class	566,721,105	1,614,367,735
Distributions reinvested
A-Class	—	468,300
C-Class	—	244,609
H-Class	—	3,424,733
Cost of shares redeemed
A-Class	(98,050,170)	(121,906,600)
C-Class	(20,910,402)	(47,582,225)
H-Class	(710,345,719)	(1,637,788,549)
Net decrease from capital share transactions	(156,998,193)	(18,532,301)
Net increase (decrease) in net assets	(175,130,873)	3,488,545

Net assets:
Beginning of period	303,609,510	300,120,965
End of period	$128,478,637	$303,609,510
Undistributed net investment income at end of period	$198,819	$84,598

Capital share activity:
Shares sold
A-Class	2,112,398	2,973,303
C-Class	483,054	1,356,402
H-Class	13,570,827	40,239,115
Shares issued from reinvestment of distributions
A-Class	—	11,383
C-Class	—	6,365
H-Class	—	83,226
Shares redeemed
A-Class	(2,390,293)	(3,049,603)
C-Class	(547,468)	(1,274,767)
H-Class	(17,230,722)	(40,944,917)
Net decrease in shares	(4,002,204)	(599,493)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

S&P 500® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$41.40	$37.78	$31.55	$28.20	$26.41	$23.18
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	.04	.07	.06	.01	(.06)
Net gain (loss) on investments (realized and unrealized)	(2.88)	4.08	6.20	3.36	1.78	3.29
Total from investment operations	(2.87)	4.12	6.27	3.42	1.79	3.23
Less distributions from:
Net investment income	—	(.02)	(.04)	(.07)	—	(—)[d]
Net realized gains	—	(.48)	—	—	—	—
Total distributions	—	(.50)	(.04)	(.07)	—	(—)
Net asset value, end of period	$38.53	$41.40	$37.78	$31.55	$28.20	$26.41

Total Return[c]	(6.93%)	10.90%	19.87%	12.16%	6.78%	13.94%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,374	$28,022	$28,028	$12,014	$13,413	$10,288
Ratios to average net assets:
Net investment income (loss)	0.05%	0.11%	0.19%	0.22%	0.05%	(0.25%)
Total expenses	1.54%	1.59%	1.57%	1.50%	1.51%	1.54%
Portfolio turnover rate	53%	256%	157%	76%	196%	202%

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$38.58	$35.51	$29.87	$26.91	$25.41	$22.50
Income (loss) from investment operations:
Net investment income (loss)[b]	(.12)	(.23)	(.19)	(.14)	(.20)	(.27)
Net gain (loss) on investments (realized and unrealized)	(2.69)	3.80	5.87	3.17	1.70	3.18
Total from investment operations	(2.81)	3.57	5.68	3.03	1.50	2.91
Less distributions from:
Net investment income	—	(.02)	(.04)	(.07)	—	(—)[d]
Net realized gains	—	(.48)	—	—	—	—
Total distributions	—	(.50)	(.04)	(.07)	—	(—)[d]
Net asset value, end of period	$35.77	$38.58	$35.51	$29.87	$26.91	$25.41

Total Return[c]	(7.28%)	10.04%	19.01%	11.29%	5.90%	12.93%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,146	$20,977	$16,182	$10,231	$10,110	$10,032
Ratios to average net assets:
Net investment income (loss)	(0.62%)	(0.62%)	(0.59%)	(0.52%)	(0.80%)	(1.11%)
Total expenses	2.29%	2.34%	2.32%	2.28%	2.26%	2.29%
Portfolio turnover rate	53%	256%	157%	76%	196%	202%

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$41.40	$37.78	$31.55	$28.20	$26.39	$23.17
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.05	.05	.07	(.02)	(.09)
Net gain (loss) on investments (realized and unrealized)	(2.90)	4.07	6.22	3.35	1.83	3.31
Total from investment operations	(2.87)	4.12	6.27	3.42	1.81	3.22
Less distributions from:
Net investment income	—	(.02)	(.04)	(.07)	—	(—)[d]
Net realized gains	—	(.48)	—	—	—	—
Total distributions	—	(.50)	(.04)	(.07)	—	(—)[d]
Net asset value, end of period	$38.53	$41.40	$37.78	$31.55	$28.20	$26.39

Total Return[c]	(6.93%)	10.90%	19.87%	12.16%	6.86%	13.90%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$95,958	$254,610	$255,912	$265,358	$240,847	$249,090
Ratios to average net assets:
Net investment income (loss)	0.16%	0.12%	0.15%	0.24%	(0.07%)	(0.37%)
Total expenses	1.54%	1.58%	1.56%	1.50%	1.50%	1.54%
Portfolio turnover rate	53%	256%	157%	76%	196%	202%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Distributions from net investment income (loss) are less than $0.01 per share.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

FUND PROFILE (Unaudited)	September 30, 2015

INVERSE S&P 500® STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
Investor Class	January 7, 1994
Advisor Class	August 5, 1998
A-Class	March 31, 2004
C-Class	March 15, 2001
H-Class	September 18, 2014

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	33.9%
Fannie Mae	3.6%
Federal Farm Credit Bank	2.5%
Total	40.0%

“Largest Holdings” exclude any temporary cash or derivative investments.

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
INVERSE S&P 500® STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 33.9%
Guggenheim Strategy Fund I1	2,657,635	$66,121,966
Total Mutual Funds
(Cost $66,155,604)		66,121,966

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 24.4%
Fannie Mae[2]
0.43% due 08/15/16	$17,500,000	17,455,953
Federal Home Loan Bank[3]
0.15% due 12/02/15	7,000,000	6,998,677
0.40% due 07/15/16	3,200,000	3,193,216
Total Federal Home Loan Bank		10,191,893
Farmer Mac[3]
0.09% due 10/08/15	10,000,000	9,999,825
Freddie Mac[2]
0.15% due 12/04/15	10,000,000	9,998,040
Total Federal Agency Discount Notes
(Cost $47,617,527)		47,645,711

FEDERAL AGENCY NOTES†† - 6.1%
Fannie Mae[2]
0.20% due 09/08/17	7,000,000	6,997,634
Federal Farm Credit Bank[3]
0.18% due 08/01/17	5,000,000	4,996,955
Total Federal Agency Notes
(Cost $11,998,629)		11,994,589

REPURCHASE AGREEMENTS††,4 - 20.3%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	22,696,994	22,696,994
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	8,687,663	8,687,663
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	8,153,251	8,153,251
Total Repurchase Agreements
(Cost $39,537,908)		39,537,908

Total Investments - 84.7%
(Cost $165,309,668)		$165,300,174
Other Assets & Liabilities, net - 15.3%		29,786,138
Total Net Assets - 100.0%		$195,086,312

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $7,346,763)	77	$121,484

	Units

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC October 2015 S&P 500 Index Swap, Terminating 10/27/15[5] (Notional Value $1,038,132)	541	$5,693
Barclays Bank plc October 2015 S&P 500 Index Swap, Terminating 10/30/15[5] (Notional Value $31,170,266)	16,234	(624,487)
Goldman Sachs International October 2015 S&P 500 Index Swap, Terminating 10/27/15[5] (Notional Value $154,600,031)	80,520	(3,091,568)
(Total Notional Value $186,808,429)		$(3,710,362)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Repurchase Agreements — See Note 5.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

INVERSE S&P 500® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $59,616,156)	$59,640,300
Investments in affiliated issuers, at value (cost $66,155,604)	66,121,966
Repurchase agreements, at value (cost $39,537,908)	39,537,908
Total investments (cost $165,309,668)	165,300,174
Segregated cash with broker	26,616,158
Unrealized appreciation on swap agreements	5,693
Receivables:
Fund shares sold	7,800,116
Dividends	37,454
Interest	1,756
Total assets	199,761,351

Liabilities:
Unrealized depreciation on swap agreements	3,716,055
Payable for:
Fund shares redeemed	513,628
Management fees	133,089
Variation margin	129,937
Securities purchased	37,019
Transfer agent and administrative fees	36,969
Swap settlement	33,929
Portfolio accounting fees	14,787
Distribution and service fees	9,190
Miscellaneous	50,436
Total liabilities	4,675,039
Commitments and contingent liabilities (Note 12)	—
Net assets	$195,086,312

Net assets consist of:
Paid in capital	$510,355,647
Accumulated net investment loss	(555,794)
Accumulated net realized loss on investments	(311,115,169)
Net unrealized depreciation on investments	(3,598,372)
Net assets	$195,086,312

Investor Class:
Net assets	$161,956,216
Capital shares outstanding	10,592,590
Net asset value per share	$15.29

Advisor Class:
Net assets	$10,823,213
Capital shares outstanding	779,448
Net asset value per share	$13.89

A-Class:
Net assets	$13,008,108
Capital shares outstanding	914,319
Net asset value per share	$14.23
Maximum offering price per share (Net asset value divided by 95.25%)	$14.94

C-Class:
Net assets	$6,904,182
Capital shares outstanding	527,298
Net asset value per share	$13.09

H-Class:
Net assets	$2,394,593
Capital shares outstanding	168,245
Net asset value per share	$14.23

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends from securities of affiliated issuers	$124,228
Interest	34,622
Total investment income	158,850

Expenses:
Management fees	435,169
Transfer agent and administrative fees	120,880
Distribution and service fees:
Advisor Class	4,862
A-Class	8,436
C-Class	29,054
H-Class	656
Portfolio accounting fees	48,352
Custodian fees	5,571
Trustees’ fees*	2,581
Miscellaneous	59,083
Total expenses	714,644
Net investment loss	(555,794)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$10,431
Swap agreements	9,320,407
Futures contracts	72,531
Net realized gain	9,403,369
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	15,401
Investments in affiliated issuers	(33,638)
Swap agreements	(3,269,813)
Futures contracts	(2,060)
Net change in unrealized appreciation (depreciation)	(3,290,110)
Net realized and unrealized gain	6,113,259
Net increase in net assets resulting from operations	$5,557,465

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

INVERSE S&P 500® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(555,794)	$(1,035,920)
Net realized gain (loss) on investments	9,403,369	(16,469,720)
Net change in unrealized appreciation (depreciation) on investments	(3,290,110)	345,985
Net increase (decrease) in net assets resulting from operations	5,557,465	(17,159,655)

Capital share transactions:
Proceeds from sale of shares
Investor Class	243,014,118	189,117,714
Advisor Class	17,261,482	77,331,876
A-Class	20,320,267	20,249,187
C-Class	7,761,388	8,073,633
H-Class	2,720,230	17,542,838 *
Cost of shares redeemed
Investor Class	(146,598,467)	(194,157,539)
Advisor Class	(8,788,344)	(76,596,721)
A-Class	(12,319,246)	(19,772,383)
C-Class	(6,266,312)	(8,221,994)
H-Class	(13,355,075)	(4,506,875)*
Net increase from capital share transactions	103,750,041	9,059,736
Net increase (decrease) in net assets	109,307,506	(8,099,919)

Net assets:
Beginning of period	85,778,806	93,878,725
End of period	$195,086,312	$85,778,806
Accumulated net investment loss at end of period	$(555,794)	$—

Capital share activity:
Shares sold
Investor Class	16,277,160	12,003,414
Advisor Class	1,268,355	5,473,674
A-Class	1,468,599	1,363,582
C-Class	618,568	595,844
H-Class	190,635	1,281,317 *
Shares redeemed
Investor Class	(9,848,126)	(12,547,719)
Advisor Class	(644,721)	(5,517,118)
A-Class	(904,425)	(1,361,454)
C-Class	(499,150)	(610,462)
H-Class	(985,211)	(318,496)*
Net increase in shares	6,941,684	362,582

*	Since the commencement of operations: September 8, 2014.

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$14.59	$16.82	$21.03	$24.61	$28.50	$34.38
Income (loss) from investment operations:
Net investment income (loss)[b]	(.08)	(.17)	(.25)	(.30)	(.38)	(.41)
Net gain (loss) on investments (realized and unrealized)	.78	(2.06)	(3.96)	(3.28)	(3.51)	(5.47)
Total from investment operations	.70	(2.23)	(4.21)	(3.58)	(3.89)	(5.88)
Net asset value, end of period	$15.29	$14.59	$16.82	$21.03	$24.61	$28.50

Total Return[c]	4.80%	(13.26%)	(20.02%)	(14.55%)	(13.65%)	(17.10%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$161,956	$60,745	$79,172	$106,158	$112,334	$118,410
Ratios to average net assets:
Net investment income (loss)	(1.06%)	(1.07%)	(1.35%)	(1.27%)	(1.31%)	(1.22%)
Total expenses[d]	1.39%	1.41%	1.42%	1.41%	1.41%	1.44%
Portfolio turnover rate	—	103%	—	—	—	—

Advisor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$13.28	$15.36	$19.31	$22.71	$26.44	$32.06
Income (loss) from investment operations:
Net investment income (loss)[b]	(.09)	(.22)	(.32)	(.39)	(.48)	(.54)
Net gain (loss) on investments (realized and unrealized)	.70	(1.86)	(3.63)	(3.01)	(3.25)	(5.08)
Total from investment operations	.61	(2.08)	(3.95)	(3.40)	(3.73)	(5.62)
Net asset value, end of period	$13.89	$13.28	$15.36	$19.31	$22.71	$26.44

Total Return[c]	4.59%	(13.54%)	(20.46%)	(14.97%)	(14.11%)	(17.53%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,823	$2,069	$3,061	$9,775	$5,978	$6,434
Ratios to average net assets:
Net investment income (loss)	(1.37%)	(1.58%)	(1.85%)	(1.77%)	(1.81%)	(1.72%)
Total expenses[d]	1.71%	1.91%	1.93%	1.90%	1.91%	1.93%
Portfolio turnover rate	—	103%	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

INVERSE S&P 500® STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$13.59	$15.71	$19.69	$23.10	$26.82	$32.43
Income (loss) from investment operations:
Net investment income (loss)[b]	(.09)	(.19)	(.28)	(.34)	(.42)	(.48)
Net gain (loss) on investments (realized and unrealized)	.73	(1.93)	(3.70)	(3.07)	(3.30)	(5.13)
Total from investment operations	.64	(2.12)	(3.98)	(3.41)	(3.72)	(5.61)
Net asset value, end of period	$14.23	$13.59	$15.71	$19.69	$23.10	$26.82

Total Return[c]	4.71%	(13.49%)	(20.21%)	(14.76%)	(13.87%)	(17.30%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,008	$4,758	$5,468	$5,912	$7,915	$5,029
Ratios to average net assets:
Net investment income (loss)	(1.31%)	(1.32%)	(1.58%)	(1.52%)	(1.56%)	(1.47%)
Total expenses[d]	1.64%	1.66%	1.68%	1.65%	1.66%	1.68%
Portfolio turnover rate	—	103%	—	—	—	—

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$12.56	$14.62	$18.46	$21.83	$25.53	$31.12
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.28)	(.38)	(.48)	(.59)	(.67)
Net gain (loss) on investments (realized and unrealized)	.66	(1.78)	(3.46)	(2.89)	(3.11)	(4.92)
Total from investment operations	.53	(2.06)	(3.84)	(3.37)	(3.70)	(5.59)
Net asset value, end of period	$13.09	$12.56	$14.62	$18.46	$21.83	$25.53

Total Return[c]	4.22%	(14.09%)	(20.80%)	(15.44%)	(14.49%)	(17.96%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,904	$5,121	$6,177	$7,041	$7,870	$11,817
Ratios to average net assets:
Net investment income (loss)	(2.06%)	(2.07%)	(2.34%)	(2.27%)	(2.31%)	(2.23%)
Total expenses[d]	2.39%	2.41%	2.42%	2.40%	2.42%	2.44%
Portfolio turnover rate	—	103%	—	—	—	—

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2015[a]	Period Ended March 31, 2015[e]
Per Share Data
Net asset value, beginning of period	$13.59	$14.35
Income (loss) from investment operations:
Net investment income (loss)[b]	(.09)	(.09)
Net gain (loss) on investments (realized and unrealized)	.73	(.67)
Total from investment operations	.64	(.76)
Net asset value, end of period	$14.23	$13.59

Total Return[c]	4.71%	(5.30%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,395	$13,085
Ratios to average net assets:
Net investment income (loss)	(1.31%)	(1.27%)
Total expenses[d]	1.62%	1.60%
Portfolio turnover rate	—	103%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]

Since commencement of operations: September 18, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized. The portfolio turnover rate stated is for the entire period of the Fund, not since commencement of operations of the class.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

FUND PROFILE (Unaudited)	September 30, 2015

MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a calendar month basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time different than a full calendar month.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	November 28, 2014
C-Class	November 28, 2014
H-Class	November 28, 2014

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	23.6%
Apple, Inc.	7.6%
Microsoft Corp.	4.3%
Amazon.com, Inc.	2.9%
Google, Inc. — Class C	2.5%
Facebook, Inc. — Class A	2.5%
Google, Inc. — Class A	2.2%
Gilead Sciences, Inc.	1.7%
Intel Corp.	1.7%
Cisco Systems, Inc.	1.6%
Top Ten Total	50.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 57.5%

Technology - 21.7%
Apple, Inc.	1,221	$134,677
Microsoft Corp.	1,713	75,817
Intel Corp.	1,018	30,682
QUALCOMM, Inc.	337	18,107
Texas Instruments, Inc.	220	10,894
Adobe Systems, Inc.*	107	8,798
Cognizant Technology Solutions Corp. — Class A*	131	8,202
Avago Technologies Ltd.	56	7,001
Broadcom Corp. — Class A	120	6,172
Intuit, Inc.	59	5,236
Activision Blizzard, Inc.	156	4,819
NXP Semiconductor N.V.*	54	4,702
Electronic Arts, Inc.*	67	4,539
Cerner Corp.*	74	4,437
Fiserv, Inc.*	50	4,330
Western Digital Corp.	49	3,892
Analog Devices, Inc.	67	3,779
Applied Materials, Inc.	257	3,776
Paychex, Inc.	77	3,668
Micron Technology, Inc.*	232	3,475
Skyworks Solutions, Inc.	41	3,453
Altera Corp.	65	3,255
Check Point Software Technologies Ltd.*	39	3,094
Seagate Technology plc	65	2,912
NVIDIA Corp.	115	2,835
Akamai Technologies, Inc.*	38	2,624
CA, Inc.	95	2,594
SanDisk Corp.	44	2,391
Citrix Systems, Inc.*	34	2,356
Xilinx, Inc.	55	2,332
Lam Research Corp.	34	2,221
Autodesk, Inc.*	48	2,119
Linear Technology Corp.	51	2,058
NetApp, Inc.	64	1,894
KLA-Tencor Corp.	34	1,700
Total Technology		384,841

Communications - 18.8%
Amazon.com, Inc.*	100	51,189
Google, Inc. — Class C*	74	45,023
Facebook, Inc. — Class A*	484	43,512
Google, Inc. — Class A*	62	39,579
Cisco Systems, Inc.	1,089	28,586
Comcast Corp. — Class A	453	25,766
Priceline Group, Inc.*	11	13,605
Netflix, Inc.*	91	9,397
Baidu, Inc. ADR*	59	8,107
Twenty-First Century Fox, Inc. — Class A	262	7,069
eBay, Inc.*	261	6,379
Yahoo!, Inc.*	202	5,840
Liberty Global plc*	131	5,374
Twenty-First Century Fox, Inc. — Class B	171	4,629
JD.com, Inc. ADR*	174	4,534
Comcast Corp. — Class A	79	4,522
Sirius XM Holdings, Inc.*	1,140	4,264
Charter Communications, Inc. — Class A*	24	4,220
Viacom, Inc. — Class B	74	3,193
Symantec Corp.	147	2,862
DISH Network Corp. — Class A*	48	2,800
Vodafone Group plc ADR	85	2,698
Liberty Global plc — Class A*	54	2,319
TripAdvisor, Inc.*	28	1,765
Liberty Media Corp. — Class C*	48	1,654
VimpelCom Ltd. ADR	376	1,547
Discovery Communications, Inc. — Class C*	59	1,433
Liberty Ventures*	29	1,170
Discovery Communications, Inc. — Class A*	32	833
Liberty Media Corp. — Class A*	22	786
Liberty Global plc LiLAC — Class C*	7	240
Liberty Global plc LiLAC — Class A*	3	101
Total Communications		334,996

Consumer, Non-cyclical - 10.9%
Gilead Sciences, Inc.	314	30,831
Amgen, Inc.	162	22,408
Kraft Heinz Co.	260	18,351
Celgene Corp.*	169	18,281
Biogen, Inc.*	50	14,591
Mondelez International, Inc. — Class A	345	14,445
Express Scripts Holding Co.*	145	11,739
Regeneron Pharmaceuticals, Inc.*	22	10,233
Automatic Data Processing, Inc.	100	8,036
Alexion Pharmaceuticals, Inc.*	48	7,507
Monster Beverage Corp.*	44	5,946
Illumina, Inc.*	31	5,450
Vertex Pharmaceuticals, Inc.*	52	5,415
Mylan N.V.*	105	4,227
BioMarin Pharmaceutical, Inc.*	35	3,686
Intuitive Surgical, Inc.*	8	3,677
Verisk Analytics, Inc. — Class A*	36	2,661
Whole Foods Market, Inc.	77	2,437
Henry Schein, Inc.*	18	2,389
Keurig Green Mountain, Inc.	33	1,721
Total Consumer, Non-cyclical		194,031

Consumer, Cyclical - 5.5%
Walgreens Boots Alliance, Inc.	234	19,445
Starbucks Corp.	318	18,075
Costco Wholesale Corp.	94	13,590
Tesla Motors, Inc.*	28	6,955
American Airlines Group, Inc.	144	5,592
O’Reilly Automotive, Inc.*	21	5,250
Ross Stores, Inc.	88	4,265
PACCAR, Inc.	76	3,965

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2015
MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

	Shares	Value

Marriott International, Inc. — Class A	57	$3,887
Dollar Tree, Inc.*	50	3,333
Tractor Supply Co.	29	2,445
Liberty Interactive Corporation QVC Group — Class A*	92	2,413
Fastenal Co.	62	2,270
Bed Bath & Beyond, Inc.*	36	2,053
Staples, Inc.	138	1,619
Mattel, Inc.	73	1,537
Wynn Resorts Ltd.	22	1,169
Total Consumer, Cyclical		97,863

Industrial - 0.6%
SBA Communications Corp. — Class A*	27	2,828
Stericycle, Inc.*	18	2,508
CH Robinson Worldwide, Inc.	30	2,033
Expeditors International of Washington, Inc.	41	1,929
Garmin Ltd.	41	1,471
Total Industrial		10,769

Total Common Stocks
(Cost $987,849)		1,022,500

MUTUAL FUNDS† - 23.6%
Guggenheim Strategy Fund I1	16,850	419,224
Total Mutual Funds
(Cost $419,137)		419,224

	Face Amount

REPURCHASE AGREEMENTS††,2 - 6.8%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$69,675	69,675
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	26,670	26,670
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	25,029	25,029
Total Repurchase Agreements
(Cost $121,374)		121,374

Total Investments - 87.9%
(Cost $1,528,360)		$1,563,098
Other Assets & Liabilities, net - 12.1%		214,356
Total Net Assets - 100.0%		$1,777,454

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
December 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $332,980)	4	$(6,658)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc October 2015 NASDAQ-100 Index Swap, Terminating 10/30/15[3] (Notional Value $1,227,933)	294	$22,800
Goldman Sachs International October 2015 NASDAQ–100 Index Swap, Terminating 10/27/15[3] (Notional Value $956,291)	229	17,747
(Total Notional Value $2,184,224)		$40,547

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	Repurchase Agreements — See Note 5.
[3]	Total Return based on NASDAQ–100 Index +/- financing at a variable rate.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $987,849)	$1,022,500
Investments in affiliated issuers, at value (cost $419,137)	419,224
Repurchase agreements, at value (cost $121,374)	121,374
Total investments (cost $1,528,360)	1,563,098
Segregated cash with broker	264,245
Unrealized appreciation on swap agreements	40,547
Cash	52
Receivables:
Variation margin	7,000
Swap settlement	1,856
Investment adviser	509
Fund shares sold	500
Dividends	372
Foreign taxes reclaim	5
Total assets	1,878,184

Liabilities:
Payable for:
Licensing fees	71,940
Management fees	1,358
Distribution and service fees	390
Transfer agent and administrative fees	377
Portfolio accounting fees	151
Securities purchased	96
Fund shares redeemed	51
Miscellaneous	26,367
Total liabilities	100,730
Commitments and contingent liabilities (Note 12)	—
Net assets	$1,777,454

Net assets consist of:
Paid in capital	$81,647,532
Accumulated net investment loss	(325,568)
Accumulated net realized loss on investments	(79,613,137)
Net unrealized appreciation on investments	68,627
Net assets	$1,777,454

A-Class:
Net assets	$173,473
Capital shares outstanding	3,627
Net asset value per share	$47.83
Maximum offering price per share (Net asset value divided by 95.25%)	$50.22

C-Class:
Net assets	$20,158
Capital shares outstanding	425
Net asset value per share	$47.43

H-Class:
Net assets	$1,583,823
Capital shares outstanding	32,457
Net asset value per share	$48.80

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends from securities of unaffiliated issuers	$1,183,556
Dividends from securities of affiliated issuers	153,350
Interest	1,636
Total investment income	1,338,542

Expenses:
Management fees	1,109,155
Transfer agent and administrative fees	308,098
Distribution and service fees:
A-Class	501
C-Class	115
H-Class	307,569
Portfolio accounting fees	114,076
Custodian fees	14,313
Trustees’ fees*	6,680
Line of credit fees	960
Miscellaneous	184,624
Total expenses	2,046,091
Less:
Expenses waived by Adviser	(381,981)
Net expenses	1,664,110
Net investment loss	(325,568)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(21,023,942)
Investments in affiliated issuers	67,544
Swap agreements	(30,220,476)
Futures contracts	(11,194,512)
Net realized loss	(62,371,386)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	2,853,723
Investments in affiliated issuers	88
Swap agreements	(113,255)
Futures contracts	(399,320)
Net change in unrealized appreciation (depreciation)	2,341,236
Net realized and unrealized loss	(60,030,150)
Net decrease in net assets resulting from operations	$(60,355,718)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Period Ended March 31, 2015[a]
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(325,568)	$(340,343)
Net realized loss on investments	(62,371,386)	(17,241,751)
Net change in unrealized appreciation (depreciation) on investments	2,341,236	(2,272,609)
Net decrease in net assets resulting from operations	(60,355,718)	(19,854,703)

Capital share transactions:
Proceeds from sale of shares
A-Class	453,067	485,374
C-Class	36,142	14,050
H-Class	417,977,074	541,099,792
Cost of shares redeemed
A-Class	(781,129)	(11,481)
C-Class	(26,006)	(50)
H-Class	(698,663,140)	(178,595,818)
Net increase (decrease) from capital share transactions	(281,003,992)	362,991,867
Net increase (decrease) in net assets	(341,359,710)	343,137,164

Net assets:
Beginning of year	343,137,164	—
End of year	$1,777,454	$343,137,164
Accumulated net investment loss at end of year	$(325,568)	$—

Capital share activity:
Shares sold
A-Class	8,607	9,226
C-Class	661	274
H-Class	7,070,236	10,481,242
Shares redeemed
A-Class	(13,978)	(228)
C-Class	(509)	(1)
H-Class	(13,681,793)	(3,837,228)
Net increase (decrease) in shares	(6,616,776)	6,653,285

[a]	Since commencement of operations: November 28, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Period Ended March 31, 2015[b]
Per Share Data
Net asset value, beginning of period	$51.68	$50.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.06)	(.07)
Net gain (loss) on investments (realized and unrealized)	(3.79)	1.75
Total from investment operations	(3.85)	1.68
Net asset value, end of period	$47.83	$51.68

Total Return[f]	(4.34%)	3.36%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$173	$465
Ratios to average net assets:
Net investment income (loss)	(0.22%)	(0.39%)
Total expenses[d]	1.71%	1.63%
Net expenses[e,g]	1.39%	1.35%
Portfolio turnover rate	179%	84%

C-Class	Period Ended September 30, 2015[a]	Period Ended March 31, 2015[b]
Per Share Data
Net asset value, beginning of period	$51.55	$50.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.24)	(.19)
Net gain (loss) on investments (realized and unrealized)	(3.88)	1.74
Total from investment operations	(4.12)	1.55
Net asset value, end of period	$47.43	$51.55

Total Return[f]	(5.10%)	3.10%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20	$14
Ratios to average net assets:
Net investment income (loss)	(0.90%)	(1.13%)
Total expenses[d]	2.58%	2.43%
Net expenses[e,g]	2.26%	2.13%
Portfolio turnover rate	179%	84%

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2015[a]	Period Ended March 31, 2015[b]
Per Share Data
Net asset value, beginning of period	$51.57	$50.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.07)	(.10)
Net gain (loss) on investments (realized and unrealized)	(2.70)	1.67
Total from investment operations	(2.77)	1.57
Net asset value, end of period	$48.80	$51.57

Total Return[f]	(2.40%)	3.14%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,584	$342,658
Ratios to average net assets:
Net investment income (loss)	(0.26%)	(0.60%)
Total expenses[d]	1.66%	1.64%
Net expenses[e,g]	1.35%	1.35%
Portfolio turnover rate	179%	84%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: November 28, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Total return does not reflect the impact of any applicable sales charge and has not been annualized.
[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating expense ratios for the periods ended.

	09/30/15	03/31/15
A–Class	1.35%	1.35%
C–Class	2.12%	2.10%
H–Class	1.35%	1.35%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

FUND PROFILE (Unaudited)	September 30, 2015

INVERSE NASDAQ-100® STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
Investor Class	September 3, 1998
Advisor Class	August 1, 2003
A-Class	March 31, 2004
C-Class	March 7, 2001
H-Class	September 18, 2014

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	27.8%
Total	27.8%

“Largest Holdings” exclude any temporary cash or derivative investments.

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
INVERSE NASDAQ-100® STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 27.8%
Guggenheim Strategy Fund I1	238,686	$5,938,502
Total Mutual Funds
(Cost $5,941,393)		5,938,502

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 14.0%
Federal Farm Credit Bank[2]
0.18% due 08/01/17	$2,000,000	1,998,782
Freddie Mac[3]
0.15% due 12/04/15	1,000,000	999,804
Total Federal Agency Discount Notes
(Cost $2,999,733)		2,998,586

REPURCHASE AGREEMENTS††,4 - 46.6%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	5,715,328	5,715,328
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	2,187,640	2,187,640
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	2,053,070	2,053,070
Total Repurchase Agreements
(Cost $9,956,038)		9,956,038

Total Investments - 88.4%
(Cost $18,897,164)		$18,893,126
Other Assets & Liabilities, net - 11.6%		2,488,546
Total Net Assets - 100.0%		$21,381,672

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $832,450)	10	$(17,520)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC October 2015 NASDAQ-100 Index Swap, Terminating 10/27/15[5] (Notional Value $1,835,083)	439	$19,011
Barclays Bank plc October 2015 NASDAQ-100 Index Swap, Terminating 10/30/15[5] (Notional Value $7,413,698)	1,773	(141,357)
Goldman Sachs International October 2015 NASDAQ-100 Index Swap, Terminating 10/27/15[5] (Notional Value $11,262,720)	2,694	(209,141)
(Total Notional Value $20,511,501)		$(331,487)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 5.
[5]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $2,999,733)	$2,998,586
Investments in affiliated issuers, at value (cost $5,941,393)	5,938,502
Repurchase agreements, at value (cost $9,956,038)	9,956,038
Total investments (cost $18,897,164)	18,893,126
Segregated cash with broker	2,753,268
Unrealized appreciation on swap agreements	19,011
Receivables:
Fund shares sold	229,165
Dividends	5,758
Interest	322
Total assets	21,900,650

Liabilities:
Unrealized depreciation on swap agreements	350,498
Payable for:
Fund shares redeemed	62,569
Management fees	33,218
Variation margin	17,500
Swap settlement	13,868
Transfer agent and administrative fees	9,227
Distribution and service fees	7,158
Securities purchased	5,624
Portfolio accounting fees	3,691
Miscellaneous	15,625
Total liabilities	518,978
Commitments and contingent liabilities (Note 12)	—
Net assets	$21,381,672

Net assets consist of:
Paid in capital	$76,584,827
Accumulated net investment loss	(195,613)
Accumulated net realized loss on investments	(54,654,497)
Net unrealized depreciation on investments	(353,045)
Net assets	$21,381,672

Investor Class:
Net assets	$12,884,078
Capital shares outstanding	482,884
Net asset value per share	$26.68

Advisor Class:
Net assets	$2,231,827
Capital shares outstanding	89,211
Net asset value per share	$25.02

A-Class:
Net assets	$1,316,816
Capital shares outstanding	50,835
Net asset value per share	$25.90
Maximum offering price per share (Net asset value divided by 95.25%)	$27.19

C-Class:
Net assets	$1,697,164
Capital shares outstanding	74,612
Net asset value per share	$22.75

H-Class:
Net assets	$3,251,787
Capital shares outstanding	126,469
Net asset value per share	$25.71

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends from securities of affiliated issuers	$22,628
Interest	3,853
Total investment income	26,481

Expenses:
Management fees	107,146
Transfer agent and administrative fees	29,763
Distribution and service fees:
Advisor Class	610
A-Class	12,579
C-Class	6,991
H-Class	1,560
Portfolio accounting fees	11,905
Custodian fees	1,397
Trustees’ fees*	479
Line of credit fees	10
Miscellaneous	18,906
Total expenses	191,346
Net investment loss	(164,865)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	$(5,067)
Swap agreements	(2,804,495)
Futures contracts	59,287
Net realized loss	(2,750,275)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,378)
Investments in affiliated issuers	(2,891)
Swap agreements	(304,095)
Futures contracts	(22,010)
Net change in unrealized appreciation (depreciation)	(330,374)
Net realized and unrealized loss	(3,080,649)
Net decrease in net assets resulting from operations	$(3,245,514)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(164,865)	$(146,491)
Net realized loss on investments	(2,750,275)	(2,818,916)
Net change in unrealized appreciation (depreciation) on investments	(330,374)	(42,996)
Net decrease in net assets resulting from operations	(3,245,514)	(3,008,403)

Capital share transactions:
Proceeds from sale of shares
Investor Class	99,157,546	125,263,815
Advisor Class	20,257,198	22,352,580
A-Class	225,071,081	10,300,215
C-Class	3,009,885	6,446,046
H-Class	16,289,101	700,911
Cost of shares redeemed
Investor Class	(92,633,090)	(123,319,554)
Advisor Class	(18,148,064)	(22,218,407)
A-Class	(221,590,111)	(9,553,897)
C-Class	(2,346,224)	(5,751,807)
H-Class	(13,219,211)	(348,024)
Net increase from capital share transactions	15,848,111	3,871,878
Net increase in net assets	12,602,597	863,475

Net assets:
Beginning of period	8,779,075	7,915,600
End of period	$21,381,672	$8,779,075
Accumulated net investment loss at end of period	$(195,613)	$(30,748)

Capital share activity:
Shares sold
Investor Class	3,798,809	4,196,223
Advisor Class	840,367	816,404
A-Class	8,777,443	374,065
C-Class	140,193	266,428
H-Class	639,822	25,422 *
Shares redeemed
Investor Class	(3,574,606)	(4,144,984)
Advisor Class	(753,416)	(817,928)
A-Class	(8,749,018)	(363,273)
C-Class	(109,758)	(241,845)
H-Class	(526,518)	(12,256)*
Net increase in shares	483,318	98,256

*	Since the commencement of operations: September 18, 2014.

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[f]	Year Ended March 28, 2013[f]	Year Ended March 31, 2012[f]	Year Ended March 31, 2011[f]
Per Share Data
Net asset value, beginning of period	$26.37	$33.09	$43.91	$46.95	$59.62	$75.34
Income (loss) from investment operations:
Net investment income (loss)[b]	(.15)	(.33)	(.54)	(.60)	(.80)	(.90)
Net gain (loss) on investments (realized and unrealized)	.46	(6.39)	(10.28)	(2.44)	(11.87)	(14.82)
Total from investment operations	.31	(6.72)	(10.82)	(3.04)	(12.67)	(15.72)
Net asset value, end of period	$26.68	$26.37	$33.09	$43.91	$46.95	$59.62

Total Return[c]	1.18%	(20.31%)	(24.62%)	(6.50%)	(21.22%)	(20.90%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,884	$6,821	$6,865	$7,709	$8,792	$32,978
Ratios to average net assets:
Net investment income (loss)	(1.16%)	(1.14%)	(1.44%)	(1.32%)	(1.38%)	(1.30%)
Total expenses[d]	1.42%	1.46%	1.46%	1.44%	1.45%	1.47%
Portfolio turnover rate	233%	149%	—	—	—	—

Advisor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[f]	Year Ended March 28, 2013[f]	Year Ended March 31, 2012[f]	Year Ended March 31, 2011[f]
Per Share Data
Net asset value, beginning of period	$24.75	$31.26	$41.85	$45.01	$57.15	$72.70
Income (loss) from investment operations:
Net investment income (loss)[b]	(.18)	(.48)	(.73)	(.80)	(1.05)	(1.20)
Net gain (loss) on investments (realized and unrealized)	.45	(6.03)	(9.86)	(2.36)	(11.09)	(14.35)
Total from investment operations	.27	(6.51)	(10.59)	(3.16)	(12.14)	(15.55)
Net asset value, end of period	$25.02	$24.75	$31.26	$41.85	$45.01	$57.15

Total Return[c]	1.13%	(20.86%)	(25.30%)	(7.00%)	(21.26%)	(21.39%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,232	$56	$118	$2,171	$207	$642
Ratios to average net assets:
Net investment income (loss)	(1.49%)	(1.68%)	(1.93%)	(1.83%)	(1.91%)	(1.80%)
Total expenses[d]	1.72%	1.96%	1.96%	1.95%	1.95%	1.97%
Portfolio turnover rate	233%	149%	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

INVERSE NASDAQ-100® STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[f]	Year Ended March 28, 2013[f]	Year Ended March 31, 2012[f]	Year Ended March 31, 2011[f]
Per Share Data
Net asset value, beginning of period	$25.44	$32.00	$42.61	$45.77	$58.30	$73.88
Income (loss) from investment operations:
Net investment income (loss)[b]	(.19)	(.37)	(.60)	(.70)	(.90)	(1.05)
Net gain (loss) on investments (realized and unrealized)	.65	(6.19)	(10.01)	(2.46)	(11.63)	(14.53)
Total from investment operations	.46	(6.56)	(10.61)	(3.16)	(12.53)	(15.58)
Net asset value, end of period	$25.90	$25.44	$32.00	$42.61	$45.77	$58.30

Total Return[c]	1.81%	(20.50%)	(24.88%)	(6.89%)	(21.53%)	(21.11%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,317	$570	$372	$183	$474	$946
Ratios to average net assets:
Net investment income (loss)	(1.51%)	(1.35%)	(1.69%)	(1.56%)	(1.62%)	(1.54%)
Total expenses[d]	1.68%	1.71%	1.71%	1.68%	1.69%	1.72%
Portfolio turnover rate	233%	149%	—	—	—	—

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[f]	Year Ended March 28, 2013[f]	Year Ended March 31, 2012[f]	Year Ended March 31, 2011[f]
Per Share Data
Net asset value, beginning of period	$22.58	$28.63	$38.42	$41.58	$53.34	$68.10
Income (loss) from investment operations:
Net investment income (loss)[b]	(.24)	(.53)	(.80)	(.95)	(1.20)	(1.45)
Net gain (loss) on investments (realized and unrealized)	.41	(5.52)	(8.99)	(2.21)	(10.56)	(13.31)
Total from investment operations	.17	(6.05)	(9.79)	(3.16)	(11.76)	(14.76)
Net asset value, end of period	$22.75	$22.58	$28.63	$38.42	$41.58	$53.34

Total Return[c]	0.75%	(21.13%)	(25.44%)	(7.58%)	(22.12%)	(21.66%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,697	$998	$561	$678	$752	$2,435
Ratios to average net assets:
Net investment income (loss)	(2.15%)	(2.12%)	(2.44%)	(2.32%)	(2.37%)	(2.29%)
Total expenses[d]	2.42%	2.46%	2.46%	2.44%	2.45%	2.47%
Portfolio turnover rate	233%	149%	—	—	—	—

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2015[a]	Period Ended March 31, 2015[e]
Per Share Data
Net asset value, beginning of period	$25.44	$27.50
Income (loss) from investment operations:
Net investment income (loss)[b]	(.18)	(.20)
Net gain (loss) on investments (realized and unrealized)	.45	(1.86)
Total from investment operations	.27	(2.06)
Net asset value, end of period	$25.71	$25.44

Total Return[c]	1.06%	(7.49%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,252	$335
Ratios to average net assets:
Net investment income (loss)	(1.44%)	(1.35%)
Total expenses[d]	1.68%	1.68%
Portfolio turnover rate	233%	149%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Since commencement of operations: September 18, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[f]	Reverse share split — Per share amounts for the periods presented through February 21, 2014 have been restate to reflect a 1:5 reverse share split effective February 21, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

FUND PROFILE (Unaudited)	September 30, 2015

MID-CAP 1.5x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for mid-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	March 31, 2004
C-Class	August 20, 2001
H-Class	August 16, 2001

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	6.8%
Church & Dwight Company, Inc.	0.6%
Alaska Air Group, Inc.	0.5%
Foot Locker, Inc.	0.5%
Jarden Corp.	0.5%
Hologic, Inc.	0.5%
Extra Space Storage, Inc.	0.5%
Federal Realty Investment Trust	0.5%
HollyFrontier Corp.	0.5%
UDR, Inc.	0.5%
Top Ten Total	11.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 77.2%

Financial - 20.0%
Extra Space Storage, Inc.	1,165	$89,891
Federal Realty Investment Trust	656	89,510
UDR, Inc.	2,485	85,682
New York Community Bancorp, Inc.	4,213	76,087
Everest Re Group Ltd.	419	72,629
Alleghany Corp.*	151	70,685
HCC Insurance Holdings, Inc.	907	70,265
Arthur J Gallagher & Co.	1,655	68,318
Signature Bank*	482	66,303
Duke Realty Corp.	3,274	62,369
Jones Lang LaSalle, Inc.	426	61,246
Camden Property Trust	824	60,894
Raymond James Financial, Inc.	1,215	60,300
Mid-America Apartment Communities, Inc.	715	58,537
Alexandria Real Estate Equities, Inc.	686	58,083
Reinsurance Group of America, Inc. — Class A	630	57,072
Kilroy Realty Corp.	874	56,950
SVB Financial Group*	488	56,383
Regency Centers Corp.	893	55,500
Omega Healthcare Investors, Inc.	1,534	53,920
CBOE Holdings, Inc.	785	52,658
East West Bancorp, Inc.	1,364	52,405
WR Berkley Corp.	936	50,890
American Financial Group, Inc.	681	46,928
RenaissanceRe Holdings Ltd.	436	46,356
National Retail Properties, Inc.	1,275	46,244
StanCorp Financial Group, Inc.	401	45,794
Liberty Property Trust	1,421	44,776
PacWest Bancorp	968	41,440
Home Properties, Inc.	550	41,113
Lamar Advertising Co. — Class A	777	40,544
City National Corp.	460	40,508
First American Financial Corp.	1,030	40,242
Taubman Centers, Inc.	577	39,859
American Campus Communities, Inc.	1,065	38,596
BioMed Realty Trust, Inc.	1,916	38,282
Douglas Emmett, Inc.	1,318	37,853
Eaton Vance Corp.	1,114	37,230
Synovus Financial Corp.	1,252	37,059
Hospitality Properties Trust	1,437	36,758
Senior Housing Properties Trust	2,251	36,466
Old Republic International Corp.	2,290	35,816
Weingarten Realty Investors	1,081	35,792
Endurance Specialty Holdings Ltd.	574	35,031
Commerce Bancshares, Inc.	761	34,671
Highwoods Properties, Inc.	893	34,604
First Niagara Financial Group, Inc.	3,365	34,357
Brown & Brown, Inc.	1,109	34,346
CNO Financial Group, Inc.	1,823	34,291
Umpqua Holdings Corp.	2,090	34,067
Cullen/Frost Bankers, Inc.	527	33,507
Corrections Corporation of America	1,111	32,819
Hanover Insurance Group, Inc.	419	32,556
Bank of the Ozarks, Inc.	741	32,426
Sovran Self Storage, Inc.	340	32,062
First Horizon National Corp.	2,219	31,465
CoreLogic, Inc.*	845	31,459
Webster Financial Corp.	872	31,069
Prosperity Bancshares, Inc.	624	30,645
LaSalle Hotel Properties	1,073	30,462
Tanger Factory Outlet Centers, Inc.	909	29,970
SLM Corp.*	4,039	29,889
FirstMerit Corp.	1,572	27,777
Stifel Financial Corp.*	658	27,702
Waddell & Reed Financial, Inc. — Class A	794	27,607
Aspen Insurance Holdings Ltd.	576	26,767
Rayonier, Inc.	1,194	26,352
Bank of Hawaii Corp.	413	26,221
Federated Investors, Inc. — Class B	903	26,097
Care Capital Properties, Inc.	784	25,817
Associated Banc-Corp.	1,424	25,589
TCF Financial Corp.	1,604	24,317
Cathay General Bancorp	728	21,811
Valley National Bancorp	2,207	21,717
Primerica, Inc.	470	21,183
WP GLIMCHER, Inc.	1,757	20,487
Communications Sales & Leasing, Inc.	1,142	20,442
Washington Federal, Inc.	891	20,270
Fulton Financial Corp.	1,659	20,074
Hancock Holding Co.	740	20,017
BancorpSouth, Inc.	827	19,658
Janus Capital Group, Inc.	1,398	19,013
Urban Edge Properties	876	18,913
Corporate Office Properties Trust	896	18,843
WisdomTree Investments, Inc.	1,086	17,517
Mercury General Corp.	345	17,426
Equity One, Inc.	700	17,038
Kemper Corp.	462	16,341
Mack-Cali Realty Corp.	845	15,954
Alexander & Baldwin, Inc.	436	14,968
Trustmark Corp.	641	14,852
International Bancshares Corp.	529	13,241
Potlatch Corp.	386	11,113
Total Financial		3,559,053

Consumer, Non-cyclical - 13.4%
Church & Dwight Company, Inc.	1,242	104,204
Hologic, Inc.*	2,325	90,976
Towers Watson & Co. — Class A	657	77,119
Global Payments, Inc.	618	70,903
Cooper Companies, Inc.	461	68,625
MEDNAX, Inc.*	892	68,497
ResMed, Inc.	1,332	67,879
WhiteWave Foods Co. — Class A*	1,667	66,930
Gartner, Inc.*	787	66,053

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

IDEXX Laboratories, Inc.*	872	$64,746
SEI Investments Co.	1,321	63,712
Centene Corp.*	1,129	61,226
ManpowerGroup, Inc.	728	59,616
Ingredion, Inc.	677	59,109
United Therapeutics Corp.*	432	56,696
Service Corporation International	1,900	51,490
Hain Celestial Group, Inc.*	973	50,207
Sirona Dental Systems, Inc.*	530	49,470
Teleflex, Inc.	394	48,939
Edgewell Personal Care Co.	590	48,144
Community Health Systems, Inc.*	1,120	47,902
Health Net, Inc.*	733	44,141
Flowers Foods, Inc.	1,754	43,394
VCA, Inc.*	770	40,541
Align Technology, Inc.*	691	39,221
West Pharmaceutical Services, Inc.	683	36,964
STERIS Corp.	567	36,838
WellCare Health Plans, Inc.*	418	36,023
Post Holdings, Inc.*	576	34,042
Live Nation Entertainment, Inc.*	1,382	33,223
Thoratec Corp.*	520	32,895
Bio-Techne Corp.	352	32,546
PAREXEL International Corp.*	525	32,508
WEX, Inc.*	367	31,870
TreeHouse Foods, Inc.*	408	31,738
LifePoint Health, Inc.*	421	29,849
RR Donnelley & Sons Co.	1,979	28,814
Charles River Laboratories International, Inc.*	444	28,203
Hill-Rom Holdings, Inc.	535	27,815
Molina Healthcare, Inc.*	388	26,714
Deluxe Corp.	474	26,421
Bio-Rad Laboratories, Inc. — Class A*	196	26,325
Graham Holdings Co. — Class B	43	24,811
Rollins, Inc.	891	23,941
United Natural Foods, Inc.*	475	23,042
Catalent, Inc.*	933	22,672
Aaron’s, Inc.	613	22,135
CEB, Inc.	318	21,733
Akorn, Inc.*	760	21,664
Boston Beer Company, Inc. — Class A*	92	19,376
Owens & Minor, Inc.	598	19,100
Sotheby’s	587	18,772
SUPERVALU, Inc.*	2,512	18,036
Lancaster Colony Corp.	184	17,936
FTI Consulting, Inc.*	397	16,479
Dean Foods Co.	895	14,785
DeVry Education Group, Inc.	542	14,748
Avon Products, Inc.	4,128	13,416
Halyard Health, Inc.*	442	12,570
Rent-A-Center, Inc.	503	12,198
Apollo Education Group, Inc. — Class A*	956	10,573
Tootsie Roll Industries, Inc.	169	5,288
Total Consumer, Non-cyclical		2,395,803

Industrial - 12.7%
Wabtec Corp.	917	80,742
Mettler-Toledo International, Inc.*	263	74,887
Acuity Brands, Inc.	413	72,515
Fortune Brands Home & Security, Inc.	1,517	72,012
Waste Connections, Inc.	1,170	56,838
Packaging Corporation of America	927	55,768
Avnet, Inc.	1,275	54,416
Carlisle Companies, Inc.	619	54,088
IDEX Corp.	734	52,334
Keysight Technologies, Inc.*	1,606	49,529
Arrow Electronics, Inc.*	895	49,476
Huntington Ingalls Industries, Inc.	453	48,539
AO Smith Corp.	718	46,806
B/E Aerospace, Inc.	1,007	44,208
Lennox International, Inc.	380	43,065
Gentex Corp.	2,777	43,044
Jabil Circuit, Inc.	1,838	41,116
Hubbell, Inc. — Class B	481	40,861
Old Dominion Freight Line, Inc.*	663	40,444
Orbital ATK, Inc.	560	40,247
Trimble Navigation Ltd.*	2,438	40,032
AECOM*	1,432	39,394
AptarGroup, Inc.	595	39,247
Zebra Technologies Corp. — Class A*	494	37,816
Graco, Inc.	547	36,665
Bemis Company, Inc.	924	36,563
Sonoco Products Co.	957	36,117
Nordson Corp.	542	34,113
Lincoln Electric Holdings, Inc.	646	33,870
Donaldson Company, Inc.	1,191	33,443
Trinity Industries, Inc.	1,465	33,212
AGCO Corp.	711	33,154
Eagle Materials, Inc.	478	32,705
Kirby Corp.*	519	32,152
Teledyne Technologies, Inc.*	336	30,341
Genesee & Wyoming, Inc. — Class A*	505	29,835
FEI Co.	394	28,778
Cognex Corp.	826	28,390
ITT Corp.	848	28,349
Oshkosh Corp.	743	26,993
National Instruments Corp.	965	26,817
Landstar System, Inc.	413	26,213
Con-way, Inc.	543	25,765
Regal Beloit Corp.	425	23,991
Tech Data Corp.*	335	22,948
Energizer Holdings, Inc.	590	22,839
KBR, Inc.	1,369	22,808
CLARCOR, Inc.	475	22,648
Clean Harbors, Inc.*	504	22,161
Woodward, Inc.	543	22,100

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

Crane Co.	468	$21,813
Esterline Technologies Corp.*	292	20,992
Valmont Industries, Inc.	220	20,876
Silgan Holdings, Inc.	384	19,983
Triumph Group, Inc.	468	19,693
Louisiana-Pacific Corp.*	1,353	19,267
Timken Co.	697	19,161
Belden, Inc.	405	18,909
Kennametal, Inc.	753	18,742
Terex Corp.	1,029	18,460
GATX Corp.	410	18,102
KLX, Inc.*	500	17,870
Knowles Corp.*	838	15,444
Vishay Intertechnology, Inc.	1,284	12,442
MSA Safety, Inc.	301	12,031
Granite Construction, Inc.	373	11,067
Werner Enterprises, Inc.	423	10,617
Greif, Inc. — Class A	244	7,786
Total Industrial		2,273,649

Consumer, Cyclical - 11.1%
Alaska Air Group, Inc.	1,207	95,897
Foot Locker, Inc.	1,321	95,073
Jarden Corp.*	1,881	91,943
LKQ Corp.*	2,892	82,017
JetBlue Airways Corp.*	2,985	76,923
Polaris Industries, Inc.	583	69,884
Williams-Sonoma, Inc.	799	61,004
Domino’s Pizza, Inc.	521	56,221
NVR, Inc.*	36	54,908
Skechers U.S.A., Inc. — Class A*	405	54,302
Toll Brothers, Inc.*	1,538	52,661
Carter’s, Inc.	495	44,867
Panera Bread Co. — Class A*	231	44,678
Dunkin’ Brands Group, Inc.	903	44,247
Dick’s Sporting Goods, Inc.	888	44,053
Tempur Sealy International, Inc.*	587	41,929
Brunswick Corp.	872	41,760
Ingram Micro, Inc. — Class A	1,478	40,261
Casey’s General Stores, Inc.	370	38,080
Toro Co.	519	36,610
Buffalo Wild Wings, Inc.*	180	34,817
Copart, Inc.*	1,038	34,150
Cracker Barrel Old Country Store, Inc.	227	33,433
Cinemark Holdings, Inc.	1,000	32,490
Office Depot, Inc.*	4,678	30,033
Brinker International, Inc.	570	30,022
Watsco, Inc.	244	28,909
MSC Industrial Direct Company, Inc. — Class A	459	28,013
JC Penney Company, Inc.*	2,897	26,913
Jack in the Box, Inc.	347	26,733
American Eagle Outfitters, Inc.	1,705	26,649
Vista Outdoor, Inc.*	599	26,614
Scotts Miracle-Gro Co. — Class A	430	26,153
World Fuel Services Corp.	681	24,380
Dana Holding Corp.	1,520	24,138
CST Brands, Inc.	717	24,134
Big Lots, Inc.	492	23,577
Tupperware Brands Corp.	473	23,409
Kate Spade & Co.*	1,211	23,142
Cheesecake Factory, Inc.	428	23,095
Ascena Retail Group, Inc.*	1,625	22,604
Thor Industries, Inc.	432	22,378
Cabela’s, Inc.*	473	21,569
Chico’s FAS, Inc.	1,321	20,779
Wendy’s Co.	2,202	19,047
TRI Pointe Group, Inc.*	1,380	18,064
HNI Corp.	421	18,061
Deckers Outdoor Corp.*	310	17,999
HSN, Inc.	306	17,515
Herman Miller, Inc.	567	16,352
Abercrombie & Fitch Co. — Class A	660	13,985
Guess?, Inc.	618	13,200
DreamWorks Animation SKG, Inc. — Class A*	673	11,744
KB Home	864	11,707
MDC Holdings, Inc.	371	9,713
International Speedway Corp. — Class A	253	8,025
Total Consumer, Cyclical		1,980,864

Technology - 8.0%
ANSYS, Inc.*	855	75,360
CDK Global, Inc.	1,518	72,530
Synopsys, Inc.*	1,479	68,300
Broadridge Financial Solutions, Inc.	1,122	62,102
Fortinet, Inc.*	1,380	58,622
Cadence Design Systems, Inc.*	2,763	57,139
MSCI, Inc. — Class A	936	55,655
Jack Henry & Associates, Inc.	768	53,460
Ultimate Software Group, Inc.*	271	48,512
Tyler Technologies, Inc.*	321	47,929
Manhattan Associates, Inc.*	696	43,361
MAXIMUS, Inc.	625	37,225
Teradyne, Inc.	1,999	36,002
PTC, Inc.*	1,083	34,374
Solera Holdings, Inc.	636	34,344
NCR Corp.*	1,497	34,057
NetScout Systems, Inc.*	955	33,778
DST Systems, Inc.	320	33,645
Atmel Corp.	3,968	32,022
VeriFone Systems, Inc.*	1,084	30,059
Integrated Device Technology, Inc.*	1,406	28,542
Synaptics, Inc.*	345	28,449
Rackspace Hosting, Inc.*	1,147	28,308
Cypress Semiconductor Corp.*	3,179	27,085
IPG Photonics Corp.*	345	26,210
Leidos Holdings, Inc.	608	25,116
Fair Isaac Corp.	295	24,928
SolarWinds, Inc.*	632	24,800

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

Cree, Inc.*	980	$23,745
ACI Worldwide, Inc.*	1,117	23,591
Mentor Graphics Corp.	945	23,275
Allscripts Healthcare Solutions, Inc.*	1,791	22,208
Convergys Corp.	932	21,539
Diebold, Inc.	616	18,338
Lexmark International, Inc. — Class A	584	16,924
Science Applications International Corp.	397	15,963
Silicon Laboratories, Inc.*	379	15,744
Fairchild Semiconductor International, Inc. — Class A*	1,095	15,374
Intersil Corp. — Class A	1,253	14,660
Acxiom Corp.*	739	14,603
CommVault Systems, Inc.*	401	13,618
3D Systems Corp.*	1,009	11,654
Advanced Micro Devices, Inc.*	5,985	10,294
Rovi Corp.*	824	8,644
Total Technology		1,432,088

Utilities - 3.8%
Alliant Energy Corp.	1,074	62,817
UGI Corp.	1,638	57,036
Atmos Energy Corp.	961	55,911
OGE Energy Corp.	1,894	51,820
Westar Energy, Inc.	1,339	51,471
Aqua America, Inc.	1,677	44,390
National Fuel Gas Co.	802	40,084
Great Plains Energy, Inc.	1,464	39,557
Vectren Corp.	784	32,936
Questar Corp.	1,666	32,337
MDU Resources Group, Inc.	1,850	31,820
IDACORP, Inc.	477	30,867
Cleco Corp.	574	30,560
Hawaiian Electric Industries, Inc.	1,019	29,235
WGL Holdings, Inc.	472	27,220
ONE Gas, Inc.	494	22,393
PNM Resources, Inc.	755	21,178
Black Hills Corp.	425	17,570
Talen Energy Corp.*	609	6,151
Total Utilities		685,353

Basic Materials - 3.5%
Ashland, Inc.	641	64,498
RPM International, Inc.	1,265	52,990
Valspar Corp.	701	50,388
Cytec Industries, Inc.	678	50,070
Albemarle Corp.	1,064	46,922
Steel Dynamics, Inc.	2,295	39,428
Reliance Steel & Aluminum Co.	697	37,645
NewMarket Corp.	99	35,343
Royal Gold, Inc.	618	29,034
Sensient Technologies Corp.	435	26,666
Compass Minerals International, Inc.	320	25,078
PolyOne Corp.	841	24,675
Domtar Corp.	596	21,307
Cabot Corp.	597	18,841
Minerals Technologies, Inc.	330	15,893
Commercial Metals Co.	1,096	14,851
Allegheny Technologies, Inc.	1,036	14,690
United States Steel Corp.	1,387	14,453
Carpenter Technology Corp.	470	13,992
Olin Corp.	735	12,355
Worthington Industries, Inc.	446	11,810
Chemours Co.	1,716	11,103
Total Basic Materials		632,032

Energy - 2.8%
HollyFrontier Corp.	1,788	87,325
Energen Corp.	747	37,245
Oceaneering International, Inc.	928	36,452
Gulfport Energy Corp.*	1,026	30,452
Western Refining, Inc.	671	29,605
Nabors Industries Ltd.	2,767	26,149
Noble Corporation plc	2,295	25,039
SunEdison, Inc.*	2,988	21,454
Dril-Quip, Inc.*	367	21,367
Murphy USA, Inc.*	382	20,991
SM Energy Co.	644	20,634
QEP Resources, Inc.	1,525	19,108
Rowan Companies plc — Class A	1,183	19,105
Patterson-UTI Energy, Inc.	1,396	18,343
Superior Energy Services, Inc.	1,429	18,048
NOW, Inc.*	1,016	15,037
WPX Energy, Inc.*	2,218	14,683
Oil States International, Inc.*	486	12,699
Denbury Resources, Inc.	3,371	8,225
Atwood Oceanics, Inc.	552	8,175
California Resources Corp.	2,968	7,717
Helix Energy Solutions Group, Inc.*	934	4,474
Total Energy		502,327

Communications - 1.9%
FactSet Research Systems, Inc.	393	62,805
AMC Networks, Inc. — Class A*	577	42,219
ARRIS Group, Inc.*	1,279	33,216
Ciena Corp.*	1,137	23,559
John Wiley & Sons, Inc. — Class A	468	23,414
Telephone & Data Systems, Inc.	894	22,314
Time, Inc.	1,041	19,831
Cable One, Inc.*	42	17,616
InterDigital, Inc.	341	17,255
Plantronics, Inc.	334	16,984
Meredith Corp.	357	15,201
New York Times Co. — Class A	1,201	14,184
NeuStar, Inc. — Class A*	516	14,040

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2015
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

Polycom, Inc.*	1,265	$13,257
Total Communications		335,895

Total Common Stocks
(Cost $10,431,205)		13,797,064

MUTUAL FUNDS† - 6.8%
Guggenheim Strategy Fund I1	49,164	1,223,212
Total Mutual Funds
(Cost $1,222,409)		1,223,212

	Face Amount

REPURCHASE AGREEMENTS††,2 - 6.9%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$708,444	708,444
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	271,169	271,169
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	254,489	254,489
Total Repurchase Agreements
(Cost $1,234,102)		1,234,102

Total Investments - 90.9%
(Cost $12,887,716)		$16,254,378
Other Assets & Liabilities, net - 9.1%		1,632,764
Total Net Assets - 100.0%		$17,887,142

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
December 2015 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $1,225,890)	9	$(7,450)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc October 2015 S&P MidCap 400 Index Swap, Terminating 10/30/15[3] (Notional Value $5,426,240)	3,964	$64,834
Goldman Sachs International October 2015 S&P MidCap 400 Index Swap, Terminating 10/27/15[3] (Notional Value $473,969)	346	5,704
Credit Suisse Capital, LLC October 2015 S&P MidCap 400 Index Swap, Terminating 10/27/15[3] (Notional Value $5,954,689)	4,350	(80,596)
(Total Notional Value $11,854,898)		$(10,058)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	Repurchase Agreements — See Note 5.
[3]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

MID-CAP 1.5x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $10,431,205)	$13,797,064
Investments in affiliated issuers, at value (cost $1,222,409)	1,223,212
Repurchase agreements, at value (cost $1,234,102)	1,234,102
Total investments (cost $12,887,716)	16,254,378
Segregated cash with broker	1,527,059
Unrealized appreciation on swap agreements	70,538
Cash	499
Receivables:
Fund shares sold	1,034,347
Dividends	14,069
Variation margin	7,478
Swap settlement	2,880
Total assets	18,911,248

Liabilities:
Unrealized depreciation on swap agreements	80,596
Payable for:
Fund shares redeemed	905,994
Management fees	13,427
Distribution and service fees	6,566
Transfer agent and administrative fees	3,730
Portfolio accounting fees	1,492
Securities purchased	477
Miscellaneous	11,824
Total liabilities	1,024,106
Commitments and contingent liabilities (Note 12)	—
Net assets	$17,887,142

Net assets consist of:
Paid in capital	$15,386,728
Accumulated net investment loss	(101,565)
Accumulated net realized loss on investments	(747,175)
Net unrealized appreciation on investments	3,349,154
Net assets	$17,887,142

A-Class:
Net assets	$3,498,266
Capital shares outstanding	61,235
Net asset value per share	$57.13
Maximum offering price per share (Net asset value divided by 95.25%)	$59.98

C-Class:
Net assets	$4,290,612
Capital shares outstanding	84,208
Net asset value per share	$50.95

H-Class:
Net assets	$10,098,264
Capital shares outstanding	176,429
Net asset value per share	$57.24

STATEMENT OF OPERATIONS
Period Ended September 30, 2015

Investment Income:
Dividends from securities of unaffiliated issuers	$99,307
Dividends from securities of affiliated issuers	14,877
Interest	916
Income from securities lending, net	477
Total investment income	115,577

Expenses:
Management fees	108,650
Transfer agent and administrative fees	30,180
Distribution and service fees:
A-Class	5,936
C-Class	26,188
H-Class	17,698
Portfolio accounting fees	12,072
Registration fees	16,552
Custodian fees	1,387
Trustees’ fees*	1,299
Line of credit fees	99
Miscellaneous	(2,919)
Total expenses	217,142
Net investment loss	(101,565)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	302,979
Investments in affiliated issuers	1,029
Swap agreements	(1,394,192)
Futures contracts	(304,579)
Net realized loss	(1,394,763)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,814,511)
Investments in affiliated issuers	803
Swap agreements	(285,871)
Futures contracts	(7,968)
Net change in unrealized appreciation (depreciation)	(2,107,547)
Net realized and unrealized loss	(3,502,310)
Net decrease in net assets resulting from operations	$(3,603,875)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID-CAP 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(101,565)	$(268,931)
Net realized gain (loss) on investments	(1,394,763)	12,898,103
Net change in unrealized appreciation (depreciation) on investments	(2,107,547)	(1,836,576)
Net increase (decrease) in net assets resulting from operations	(3,603,875)	10,792,596

Distributions to shareholders from:
Net realized gains
A-Class	—	(7,007)
C-Class	—	(16,371)
H-Class	—	(613,785)
Total distributions to shareholders	—	(637,163)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,533,482	4,910,310
C-Class	1,630,366	1,521,171
H-Class	105,235,658	529,535,828
Distributions reinvested
A-Class	—	6,996
C-Class	—	15,357
H-Class	—	344,886
Cost of shares redeemed
A-Class	(2,616,758)	(2,478,109)
C-Class	(1,072,927)	(2,066,363)
H-Class	(109,597,619)	(542,160,150)
Net decrease from capital share transactions	(4,887,798)	(10,370,074)
Net decrease in net assets	(8,491,673)	(214,641)

Net assets:
Beginning of period	26,378,815	26,593,456
End of period	$17,887,142	$26,378,815
Accumulated net investment loss at end of period	$(101,565)	$—

Capital share activity:
Shares sold
A-Class	23,311	76,447
C-Class	26,998	28,166
H-Class	1,601,225	8,717,857
Shares issued from reinvestment of distributions
A-Class	—	114
C-Class	—	278
H-Class	—	5,604
Shares redeemed
A-Class	(41,253)	(42,389)
C-Class	(19,367)	(38,071)
H-Class	(1,668,431)	(8,811,347)
Net decrease in shares	(77,517)	(63,341)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

MID-CAP 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$67.32	$58.48	$45.07	$36.23	$37.14	$26.89
Income (loss) from investment operations:
Net investment income (loss)[b]	(.22)	(.41)	(.35)	(.16)	(.23)	(.26)
Net gain (loss) on investments (realized and unrealized)	(9.97)	9.45	13.76	9.00	(.68)	10.51
Total from investment operations	(10.19)	9.04	13.41	8.84	(.91)	10.25
Less distributions from:
Net realized gains	—	(.20)	—	—	—	—
Total distributions	—	(.20)	—	—	—	—
Net asset value, end of period	$57.13	$67.32	$58.48	$45.07	$36.23	$37.14

Total Return[c]	(15.14%)	15.50%	29.75%	24.40%	(2.45%)	38.12%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,498	$5,330	$2,632	$2,199	$1,997	$1,877
Ratios to average net assets:
Net investment income (loss)	(0.68%)	(0.66%)	(0.68%)	(0.43%)	(0.68%)	(0.88%)
Total expenses[d]	1.64%	1.64%	1.67%	1.66%	1.66%	1.70%
Portfolio turnover rate	60%	598%	563%	447%	141%	211%

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$60.27	$52.77	$40.97	$33.18	$34.26	$24.98
Income (loss) from investment operations:
Net investment income (loss)[b]	(.41)	(.76)	(.64)	(.41)	(.43)	(.43)
Net gain (loss) on investments (realized and unrealized)	(8.91)	8.46	12.44	8.20	(.65)	9.71
Total from investment operations	(9.32)	7.70	11.80	7.79	(1.08)	9.28
Less distributions from:
Net realized gains	—	(.20)	—	—	—	—
Total distributions	—	(.20)	—	—	—	—
Net asset value, end of period	$50.95	$60.27	$52.77	$40.97	$33.18	$34.26

Total Return[c]	(15.46%)	14.63%	28.80%	23.48%	(3.15%)	37.15%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,291	$4,615	$4,549	$5,107	$4,815	$6,045
Ratios to average net assets:
Net investment income (loss)	(1.40%)	(1.39%)	(1.40%)	(1.23%)	(1.42%)	(1.59%)
Total expenses[d]	2.39%	2.40%	2.42%	2.40%	2.41%	2.44%
Portfolio turnover rate	60%	598%	563%	447%	141%	211%

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID-CAP 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$67.45	$58.56	$45.13	$36.27	$37.12	$26.89
Income (loss) from investment operations:
Net investment income (loss)[b]	(.23)	(.29)	(.34)	(.15)	(.24)	(.28)
Net gain (loss) on investments (realized and unrealized)	(9.98)	9.38	13.77	9.01	(.61)	10.51
Total from investment operations	(10.21)	9.09	13.43	8.86	(.85)	10.23
Less distributions from:
Net realized gains	—	(.20)	—	—	—	—
Total distributions	—	(.20)	—	—	—	—
Net asset value, end of period	$57.24	$67.45	$58.56	$45.13	$36.27	$37.12

Total Return[c]	(15.14%)	15.56%	29.76%	24.43%	(2.29%)	38.04%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,098	$16,433	$19,413	$57,067	$16,974	$42,647
Ratios to average net assets:
Net investment income (loss)	(0.69%)	(0.47%)	(0.66%)	(0.41%)	(0.72%)	(0.91%)
Total expenses[d]	1.64%	1.66%	1.68%	1.67%	1.66%	1.70%
Portfolio turnover rate	60%	598%	563%	447%	141%	211%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

FUND PROFILE (Unaudited)	September 30, 2015

INVERSE MID-CAP STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	March 31, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	24.9%
Total	24.9%

“Largest Holding” exclude any temporary cash or derivative investments.

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
INVERSE MID-CAP STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 24.9%
Guggenheim Strategy Fund I1	68,766	$1,710,892
Total Mutual Funds
(Cost $1,713,863)		1,710,892

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 7.2%
Freddie Mac[2]
0.15% due 12/04/15	$500,000	499,902
Total Federal Agency Discount Notes
(Cost $499,867)		499,902

REPURCHASE AGREEMENTS††,3 - 56.8%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	2,241,365	2,241,365
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	857,920	857,920
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	805,146	805,146
Total Repurchase Agreements
(Cost $3,904,431)		3,904,431

Total Investments - 88.9%
(Cost $6,118,161)		$6,115,225
Other Assets & Liabilities, net - 11.1%		759,910
Total Net Assets - 100.0%		$6,875,135

	Units	Unrealized Gain (Loss)

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC October 2015 S&P MidCap 400 Index Swap, Terminating 10/27/15[4] (Notional Value $150,917)	110	$2,035
Goldman Sachs International October 2015 S&P MidCap 400 Index Swap, Terminating 10/27/15[4] (Notional Value $3,155,645)	2,305	(37,717)
Barclays Bank plc October 2015 S&P MidCap 400 Index Swap, Terminating 10/30/15[4] (Notional Value $3,546,809)	2,591	(42,412)
(Total Notional Value $6,853,371)		$(78,094)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 5.
[4]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

INVERSE MID-CAP STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $499,867)	$499,902
Investments in affiliated issuers, at value (cost $1,713,863)	1,710,892
Repurchase agreements, at value (cost $3,904,431)	3,904,431
Total investments (cost $6,118,161)	6,115,225
Segregated cash with broker	909,320
Unrealized appreciation on swap agreements	2,035
Receivables:
Fund shares sold	20,121
Dividends	835
Total assets	7,047,536

Liabilities:
Unrealized depreciation on swap agreements	80,129
Payable for:
Fund shares redeemed	78,561
Management fees	3,993
Variation margin	3,669
Distribution and service fees	1,305
Transfer agent and administrative fees	1,109
Securities purchased	831
Swap settlement	562
Portfolio accounting fees	444
Miscellaneous	1,798
Total liabilities	172,401
Commitments and contingent liabilities (Note 12)	—
Net assets	$6,875,135

Net assets consist of:
Paid in capital	$19,749,919
Accumulated net investment loss	(43,364)
Accumulated net realized loss on investments	(12,750,390)
Net unrealized depreciation on investments	(81,030)
Net assets	$6,875,135

A-Class:
Net assets	$33,275
Capital shares outstanding	997
Net asset value per share	$33.38
Maximum offering price per share (Net asset value divided by 95.25%)	$35.06

C-Class:
Net assets	$432,796
Capital shares outstanding	14,215
Net asset value per share	$30.45

H-Class:
Net assets	$6,409,064
Capital shares outstanding	192,314
Net asset value per share	$33.33

STATEMENT OF OPERATIONS
Period Ended September 30, 2015

Investment Income:
Dividends from securities of affiliated issuers	$4,206
Interest	666
Total investment income	4,872

Expenses:
Management fees	18,768
Transfer agent and administrative fees	5,213
Distribution and service fees:
A-Class	46
C-Class	658
H-Class	5,003
Portfolio accounting fees	2,085
Custodian fees	240
Trustees’ fees*	120
Miscellaneous	2,501
Total expenses	34,634
Net investment loss	(29,762)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	887
Swap agreements	487,208
Futures contracts	162,545
Net realized gain	650,640
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,105
Investments in affiliated issuers	(2,971)
Swap agreements	(33,562)
Net change in unrealized appreciation (depreciation)	(35,428)
Net realized and unrealized gain	615,212
Net increase in net assets resulting from operations	$585,450

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE MID-CAP STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(29,762)	$(53,802)
Net realized gain (loss) on investments	650,640	(384,074)
Net change in unrealized appreciation (depreciation) on investments	(35,428)	7,665
Net increase (decrease) in net assets resulting from operations	585,450	(430,211)

Capital share transactions:
Proceeds from sale of shares
A-Class	316,687	718,727
C-Class	371,380	110,445
H-Class	26,376,818	22,439,039
Cost of shares redeemed
A-Class	(330,473)	(734,756)
C-Class	(40,122)	(134,631)
H-Class	(23,555,739)	(22,866,538)
Net increase (decrease) from capital share transactions	3,138,551	(467,714)
Net increase (decrease) in net assets	3,724,001	(897,925)

Net assets:
Beginning of period	3,151,134	4,049,059
End of period	$6,875,135	$3,151,134
Accumulated net investment loss at end of period	$(43,364)	$(13,602)

Capital share activity:
Shares sold
A-Class	10,248	20,062
C-Class	12,412	3,394
H-Class	846,225	668,274
Shares redeemed
A-Class	(10,785)	(21,136)
C-Class	(1,360)	(4,230)
H-Class	(752,102)	(677,878)
Net increase (decrease) in shares	104,638	(11,514)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

INVERSE MID-CAP STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]	Year Ended March 31, 2011[e]
Per Share Data
Net asset value, beginning of period	$30.76	$35.55	$44.64	$54.64	$61.14	$82.10
Income (loss) from investment operations:
Net investment income (loss)[b]	(.22)	(.48)	(.64)	(.84)	(1.02)	(1.17)
Net gain (loss) on investments (realized and unrealized)	2.84	(4.31)	(8.45)	(9.16)	(5.48)	(19.79)
Total from investment operations	2.62	(4.79)	(9.09)	(10.00)	(6.50)	(20.96)
Net asset value, end of period	$33.38	$30.76	$35.55	$44.64	$54.64	$61.14

Total Return[c]	8.55%	(13.47%)	(20.36%)	(18.29%)	(10.65%)	(25.54%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$33	$47	$93	$26	$115	$268
Ratios to average net assets:
Net investment income (loss)	(1.40%)	(1.40%)	(1.65%)	(1.52%)	(1.63%)	(1.54%)
Total expenses[d]	1.63%	1.66%	1.67%	1.64%	1.66%	1.69%
Portfolio turnover rate	—	38%	—	—	—	—

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]	Year Ended March 31, 2011[e]
Per Share Data
Net asset value, beginning of period	$28.16	$32.78	$41.49	$51.18	$57.72	$78.09
Income (loss) from investment operations:
Net investment income (loss)[b]	(.31)	(.67)	(.90)	(1.14)	(1.44)	(1.65)
Net gain (loss) on investments (realized and unrealized)	2.60	(3.95)	(7.81)	(8.55)	(5.10)	(18.72)
Total from investment operations	2.29	(4.62)	(8.71)	(9.69)	(6.54)	(20.37)
Net asset value, end of period	$30.45	$28.16	$32.78	$41.49	$51.18	$57.72

Total Return[c]	8.13%	(14.09%)	(20.99%)	(18.93%)	(11.33%)	(26.09%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$433	$89	$131	$216	$121	$337
Ratios to average net assets:
Net investment income (loss)	(2.15%)	(2.13%)	(2.40%)	(2.29%)	(2.39%)	(2.29%)
Total expenses[d]	2.39%	2.41%	2.42%	2.40%	2.42%	2.44%
Portfolio turnover rate	—	38%	—	—	—	—

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE MID-CAP STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]	Year Ended March 31, 2011[e]
Per Share Data
Net asset value, beginning of period	$30.70	$35.49	$44.59	$54.57	$61.08	$82.06
Income (loss) from investment operations:
Net investment income (loss)[b]	(.22)	(.47)	(.66)	(.81)	(1.05)	(1.20)
Net gain (loss) on investments (realized and unrealized)	2.85	(4.32)	(8.44)	(9.17)	(5.46)	(19.78)
Total from investment operations	2.63	(4.79)	(9.10)	(9.98)	(6.51)	(20.98)
Net asset value, end of period	$33.33	$30.70	$35.49	$44.59	$54.57	$61.08

Total Return[c]	8.53%	(13.47%)	(20.39%)	(18.31%)	(10.66%)	(25.56%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,409	$3,015	$3,825	$1,409	$1,578	$1,845
Ratios to average net assets:
Net investment income (loss)	(1.40%)	(1.38%)	(1.65%)	(1.53%)	(1.64%)	(1.53%)
Total expenses[d]	1.64%	1.65%	1.67%	1.65%	1.67%	1.69%
Portfolio turnover rate	—	38%	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse share split — Per share amounts for the periods presented through February 7, 2014 have been restated to reflect a 1:3 reverse share split effective February 7, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

FUND PROFILE (Unaudited)	September 30, 2015

RUSSELL 2000® 1.5x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	March 31, 2004
C-Class	January 23, 2001
H-Class	November 1, 2000

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	3.1%
Tyler Technologies, Inc.	0.2%
Anacor Pharmaceuticals, Inc.	0.2%
CubeSmart	0.2%
Manhattan Associates, Inc.	0.2%
Investors Bancorp, Inc.	0.2%
First American Financial Corp.	0.2%
Casey’s General Stores, Inc.	0.2%
MAXIMUS, Inc.	0.2%
West Pharmaceutical Services, Inc.	0.2%
Top Ten Total	4.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 69.8%

Financial - 18.2%
CubeSmart	692	$18,830
Investors Bancorp, Inc.	1,376	16,981
First American Financial Corp.	428	16,721
Strategic Hotels & Resorts, Inc.*	1,086	14,976
CNO Financial Group, Inc.	777	14,615
Highwoods Properties, Inc.	371	14,377
Umpqua Holdings Corp.	870	14,181
MarketAxess Holdings, Inc.	147	13,652
Prosperity Bancshares, Inc.	277	13,603
Bank of the Ozarks, Inc.	308	13,478
Sovran Self Storage, Inc.	140	13,202
RLJ Lodging Trust	521	13,166
Webster Financial Corp.	358	12,756
LaSalle Hotel Properties	446	12,662
Sun Communities, Inc.	184	12,467
MGIC Investment Corp.*	1,340	12,407
Radian Group, Inc.	755	12,011
New Residential Investment Corp.	909	11,908
PrivateBancorp, Inc. — Class A	310	11,882
DCT Industrial Trust, Inc.	350	11,781
EPR Properties	225	11,603
FirstMerit Corp.	654	11,556
Stifel Financial Corp.*	268	11,284
Western Alliance Bancorporation*	358	10,994
Sunstone Hotel Investors, Inc.	823	10,888
Pebblebrook Hotel Trust	301	10,670
Wintrust Financial Corp.	198	10,579
United Bankshares, Inc.	274	10,409
Healthcare Realty Trust, Inc.	418	10,387
PRA Group, Inc.*	190	10,055
MB Financial, Inc.	297	9,694
Texas Capital Bancshares, Inc.*	181	9,488
Cathay General Bancorp	315	9,437
Symetra Financial Corp.	297	9,397
First Industrial Realty Trust, Inc.	437	9,155
Blackhawk Network Holdings, Inc.*	215	9,114
Home BancShares, Inc.	225	9,113
Primerica, Inc.	202	9,104
RLI Corp.	170	9,100
BancorpSouth, Inc.	381	9,056
Valley National Bancorp	917	9,023
FNB Corp.	689	8,923
Fulton Financial Corp.	736	8,906
IBERIABANK Corp.	151	8,790
GEO Group, Inc.	295	8,773
DiamondRock Hospitality Co.	792	8,752
Colony Capital, Inc. — Class A	441	8,626
CyrusOne, Inc.	262	8,558
National Health Investors, Inc.	148	8,509
Washington Federal, Inc.	374	8,509
Ryman Hospitality Properties, Inc.	172	8,468
Hudson Pacific Properties, Inc.	294	8,464
Hancock Holding Co.	307	8,304
Acadia Realty Trust	272	8,178
Kennedy-Wilson Holdings, Inc.	366	8,114
First Financial Bankshares, Inc.	253	8,040
Urban Edge Properties	369	7,967
UMB Financial Corp.	156	7,926
Janus Capital Group, Inc.	579	7,873
Cousins Properties, Inc.	854	7,875
Glacier Bancorp, Inc.	298	7,864
Kite Realty Group Trust	330	7,857
Ellie Mae, Inc.*	117	7,789
South State Corp.	101	7,764
BofI Holding, Inc.*	60	7,730
Xenia Hotels & Resorts, Inc.	441	7,700
EverBank Financial Corp.	382	7,373
WisdomTree Investments, Inc.	450	7,258
Medical Properties Trust, Inc.	656	7,255
Columbia Banking System, Inc.	228	7,116
Equity One, Inc.	290	7,059
Sterling Bancorp	473	7,034
Pinnacle Financial Partners, Inc.	142	7,016
Mack-Cali Realty Corp.	371	7,004
CVB Financial Corp.	419	6,997
American Equity Investment Life Holding Co.	300	6,993
Selective Insurance Group, Inc.	224	6,957
EastGroup Properties, Inc.	128	6,935
Evercore Partners, Inc. — Class A	137	6,883
First Citizens BancShares, Inc. — Class A	30	6,780
Capitol Federal Financial, Inc.	555	6,727
Washington Real Estate Investment Trust	269	6,706
Alexander & Baldwin, Inc.	193	6,626
Lexington Realty Trust	811	6,569
National Penn Bancshares, Inc.	552	6,486
New York REIT, Inc.	641	6,448
DuPont Fabros Technology, Inc.	249	6,444
Old National Bancorp	462	6,436
WageWorks, Inc.*	141	6,356
Education Realty Trust, Inc.	191	6,293
Argo Group International Holdings Ltd.	111	6,281
Trustmark Corp.	267	6,186
Chesapeake Lodging Trust	235	6,124
Monogram Residential Trust, Inc.	657	6,117
Kemper Corp.	172	6,083
Chambers Street Properties	935	6,068
PS Business Parks, Inc.	76	6,033
Financial Engines, Inc.	204	6,011
American Assets Trust, Inc.	147	6,006
Retail Opportunity Investments Corp.	362	5,987
Community Bank System, Inc.	161	5,984
BB&T Corp.	168	5,981
LTC Properties, Inc.	140	5,974
Hilltop Holdings, Inc.*	301	5,963

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Sabra Health Care REIT, Inc.	257	$5,957
Invesco Mortgage Capital, Inc.	486	5,949
BGC Partners, Inc. — Class A	723	5,943
Hatteras Financial Corp.	382	5,787
LegacyTexas Financial Group, Inc.	188	5,730
Astoria Financial Corp.	355	5,716
Simmons First National Corp. — Class A	118	5,656
Essent Group Ltd.*	219	5,442
Eagle Bancorp, Inc.*	119	5,415
Pennsylvania Real Estate Investment Trust	273	5,414
First Midwest Bancorp, Inc.	308	5,402
Enstar Group Ltd.*	36	5,400
Horace Mann Educators Corp.	162	5,382
International Bancshares Corp.	214	5,356
Provident Financial Services, Inc.	273	5,324
Renasant Corp.	159	5,223
Parkway Properties, Inc.	334	5,197
St. Joe Co.*	266	5,089
Aircastle Ltd.	246	5,070
WesBanco, Inc.	161	5,063
HFF, Inc. — Class A	149	5,030
CoreSite Realty Corp.	96	4,938
QTS Realty Trust, Inc. — Class A	111	4,850
Independent Bank Corp.	104	4,794
BBCN Bancorp, Inc.	314	4,716
Select Income REIT	247	4,695
Gramercy Property Trust, Inc.	226	4,694
Park National Corp.	52	4,691
NBT Bancorp, Inc.	174	4,688
Ramco-Gershenson Properties Trust	312	4,683
STAG Industrial, Inc.	257	4,680
First Financial Bancorp	243	4,636
Potlatch Corp.	161	4,635
Redwood Trust, Inc.	332	4,595
PennyMac Mortgage Investment Trust	294	4,548
CYS Investments, Inc.	624	4,530
Northwest Bancshares, Inc.	347	4,511
Westamerica Bancorporation	101	4,488
Third Point Reinsurance Ltd.*	333	4,479
S&T Bancorp, Inc.	137	4,469
Government Properties Income Trust	278	4,448
Hersha Hospitality Trust	193	4,373
Beneficial Bancorp, Inc.*	326	4,323
Chemical Financial Corp.	133	4,303
Union Bankshares Corp.	178	4,272
iStar, Inc.*	337	4,239
Kearny Financial Corp.	369	4,232
Physicians Realty Trust	278	4,195
Great Western Bancorp, Inc.	163	4,135
Summit Hotel Properties, Inc.	344	4,014
FelCor Lodging Trust, Inc.	565	3,995
United Community Banks, Inc.	195	3,986
Banner Corp.	83	3,965
First Merchants Corp.	149	3,907
Boston Private Financial Holdings, Inc.	328	3,838
Franklin Street Properties Corp.	355	3,816
Encore Capital Group, Inc.*	103	3,811
Endurance Specialty Holdings Ltd.	62	3,784
Universal Insurance Holdings, Inc.	127	3,752
Investors Real Estate Trust	484	3,746
Capstead Mortgage Corp.	378	3,738
Stewart Information Services Corp.	91	3,723
FNFV Group*	316	3,704
AMERISAFE, Inc.	74	3,680
MBIA, Inc.*	604	3,672
ServisFirst Bancshares, Inc.	88	3,655
Ameris Bancorp	127	3,651
Infinity Property & Casualty Corp.	45	3,624
FCB Financial Holdings, Inc. — Class A*	111	3,621
Apollo Commercial Real Estate Finance, Inc.	230	3,613
Starwood Waypoint Residential Trust	151	3,598
Talmer Bancorp, Inc. — Class A	215	3,580
New Senior Investment Group, Inc.	340	3,556
ARMOUR Residential REIT, Inc.	175	3,507
TowneBank	180	3,393
Alexander’s, Inc.	9	3,366
Terreno Realty Corp.	170	3,339
Greenhill & Company, Inc.	117	3,331
Tompkins Financial Corp.	62	3,308
Safety Insurance Group, Inc.	61	3,303
Navigators Group, Inc.*	42	3,275
Chatham Lodging Trust	152	3,265
Nelnet, Inc. — Class A	94	3,253
WSFS Financial Corp.	112	3,227
Berkshire Hills Bancorp, Inc.	117	3,222
First Commonwealth Financial Corp.	351	3,191
Hanmi Financial Corp.	126	3,175
City Holding Co.	64	3,155
Altisource Residential Corp.	225	3,132
Rexford Industrial Realty, Inc.	218	3,006
Lakeland Financial Corp.	66	2,980
American Capital Mortgage Investment Corp.	202	2,977
STORE Capital Corp.	144	2,975
Meridian Bancorp, Inc.	216	2,953
United Fire Group, Inc.	84	2,944
Wilshire Bancorp, Inc.	279	2,932
Cardinal Financial Corp.	127	2,922
State Bank Financial Corp.	141	2,916
Ocwen Financial Corp.*	424	2,845
Southside Bancshares, Inc.	103	2,838
Northfield Bancorp, Inc.	185	2,814
Brookline Bancorp, Inc.	277	2,809
Employers Holdings, Inc.	126	2,809
Inland Real Estate Corp.	346	2,803
PHH Corp.*	196	2,768
Maiden Holdings Ltd.	199	2,762

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Walker & Dunlop, Inc.*	105	$2,738
Customers Bancorp, Inc.*	106	2,724
Oritani Financial Corp.	174	2,718
Virtus Investment Partners, Inc.	27	2,714
Capital Bank Financial Corp. — Class A*	88	2,660
CenterState Banks, Inc.	179	2,631
Sandy Spring Bancorp, Inc.	98	2,566
Ambac Financial Group, Inc.*	177	2,561
United Financial Bancorp, Inc.	195	2,545
First Potomac Realty Trust	231	2,541
Heartland Financial USA, Inc.	70	2,540
Greenlight Capital Re Ltd. — Class A*	114	2,540
BNC Bancorp	112	2,490
Marcus & Millichap, Inc.*	54	2,483
Universal Health Realty Income Trust	52	2,441
Walter Investment Management Corp.*	149	2,421
Diamond Hill Investment Group, Inc.	13	2,419
New York Mortgage Trust, Inc.	432	2,372
Flushing Financial Corp.	117	2,342
FBL Financial Group, Inc. — Class A	38	2,338
Silver Bay Realty Trust Corp.	144	2,305
ConnectOne Bancorp, Inc.	119	2,297
Piper Jaffray Cos.*	63	2,279
Yadkin Financial Corp.	106	2,278
Monmouth Real Estate Investment Corp.	233	2,272
Rouse Properties, Inc.	145	2,259
Heritage Financial Corp.	120	2,258
Ladder Capital Corp. — Class A	157	2,248
Washington Trust Bancorp, Inc.	58	2,230
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	129	2,221
TriCo Bancshares	90	2,211
Cass Information Systems, Inc.	45	2,211
Bryn Mawr Bank Corp.	71	2,206
Community Trust Bancorp, Inc.	62	2,202
Dime Community Bancshares, Inc.	130	2,197
Cohen & Steers, Inc.	80	2,196
American Residential Properties, Inc.	127	2,193
TrustCo Bank Corp. NY	375	2,190
First Interstate BancSystem, Inc. — Class A	78	2,172
Nationstar Mortgage Holdings, Inc.*	155	2,150
Stock Yards Bancorp, Inc.	59	2,145
United Development Funding IV	121	2,130
National General Holdings Corp.	110	2,122
First NBC Bank Holding Co.*	60	2,102
1st Source Corp.	68	2,094
Western Asset Mortgage Capital Corp.	165	2,081
Cedar Realty Trust, Inc.	335	2,080
Urstadt Biddle Properties, Inc. — Class A	110	2,061
InfraREIT, Inc.	87	2,060
Agree Realty Corp.	69	2,060
Anworth Mortgage Asset Corp.	413	2,040
HomeStreet, Inc.*	88	2,033
Enterprise Financial Services Corp.	80	2,014
Central Pacific Financial Corp.	96	2,013
Ashford Hospitality Trust, Inc.	329	2,007
Cowen Group, Inc. — Class A*	440	2,006
National Western Life Insurance Co. — Class A	9	2,004
Saul Centers, Inc.	38	1,967
Heritage Insurance Holdings, Inc.*	98	1,934
First Busey Corp.	96	1,908
CoBiz Financial, Inc.	144	1,873
BancFirst Corp.	29	1,830
Acacia Research Corp.	201	1,825
Great Southern Bancorp, Inc.	42	1,819
Moelis & Co. — Class A	69	1,812
Investment Technology Group, Inc.	135	1,801
MainSource Financial Group, Inc.	87	1,771
RAIT Financial Trust	356	1,766
Banc of California, Inc.	143	1,755
Forestar Group, Inc.*	133	1,749
Pacific Premier Bancorp, Inc.*	85	1,727
Square 1 Financial, Inc. — Class A*	67	1,720
Virtu Financial, Inc. — Class A	75	1,719
AG Mortgage Investment Trust, Inc.	112	1,705
RE/MAX Holdings, Inc. — Class A	47	1,691
KCG Holdings, Inc. — Class A*	152	1,667
Lakeland Bancorp, Inc.	150	1,667
Flagstar Bancorp, Inc.*	81	1,665
First BanCorp*	459	1,634
Westwood Holdings Group, Inc.	30	1,631
German American Bancorp, Inc.	55	1,610
Apollo Residential Mortgage, Inc.	127	1,608
Opus Bank	42	1,606
CatchMark Timber Trust, Inc. — Class A	156	1,604
Ashford Hospitality Prime, Inc.	114	1,599
Getty Realty Corp.	101	1,596
Blue Hills Bancorp, Inc.	112	1,551
Bridge Bancorp, Inc.	58	1,549
OFG Bancorp	176	1,536
Waterstone Financial, Inc.	113	1,523
Peoples Bancorp, Inc.	73	1,518
OM Asset Management plc	98	1,511
CU Bancorp*	67	1,505
NMI Holdings, Inc. — Class A*	196	1,490
Resource Capital Corp.	133	1,486
Clifton Bancorp, Inc.	107	1,485
HomeTrust Bancshares, Inc.*	80	1,484
Univest Corporation of Pennsylvania	77	1,480
Independent Bank Group, Inc.	38	1,460
International. FCStone, Inc.*	59	1,457
Preferred Bank/Los Angeles CA	46	1,454
Financial Institutions, Inc.	58	1,437
Citizens, Inc.*	193	1,432
Dynex Capital, Inc.	216	1,417
Fidelity Southern Corp.	67	1,416

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Bank Mutual Corp.	184	$1,413
Stonegate Bank	44	1,400
HCI Group, Inc.	36	1,396
Seacoast Banking Corporation of Florida*	95	1,395
Federated National Holding Co.	58	1,393
Mercantile Bank Corp.	67	1,392
First Financial Corp.	43	1,391
First of Long Island Corp.	51	1,379
GAMCO Investors, Inc. — Class A	25	1,373
Anchor BanCorp Wisconsin, Inc.*	32	1,363
Campus Crest Communities, Inc.	255	1,357
First Defiance Financial Corp.	37	1,353
Metro Bancorp, Inc.	46	1,352
State Auto Financial Corp.	59	1,346
Independent Bank Corp.	91	1,343
Arlington Asset Investment Corp. — Class A	95	1,335
First Bancorp	78	1,326
Peapack Gladstone Financial Corp.	61	1,291
Ares Commercial Real Estate Corp.	107	1,283
OneBeacon Insurance Group Ltd. — Class A	90	1,264
Suffolk Bancorp	46	1,257
Altisource Portfolio Solutions S.A.*	52	1,240
Whitestone REIT — Class B	107	1,234
National Storage Affiliates Trust	91	1,233
Southwest Bancorp, Inc.	75	1,231
NewBridge Bancorp	142	1,211
Park Sterling Corp.	178	1,210
West Bancorporation, Inc.	64	1,200
Arrow Financial Corp.	45	1,198
First Community Bancshares, Inc.	66	1,181
Camden National Corp.	29	1,172
State National Companies, Inc.	124	1,159
Gladstone Commercial Corp.	82	1,157
Bank of Marin Bancorp	24	1,152
Meta Financial Group, Inc.	27	1,128
Enova International, Inc.*	108	1,104
Horizon Bancorp	46	1,093
Fidelity & Guaranty Life	44	1,080
One Liberty Properties, Inc.	50	1,067
Federal Agricultural Mortgage Corp. — Class C	41	1,063
CNB Financial Corp.	58	1,054
Peoples Financial Services Corp.	30	1,048
TriState Capital Holdings, Inc.*	84	1,047
Triumph Bancorp, Inc.*	62	1,042
CorEnergy Infrastructure Trust, Inc.	235	1,039
First Connecticut Bancorp, Inc.	64	1,032
Pacific Continental Corp.	77	1,025
Bancorp, Inc.*	133	1,013
Preferred Apartment Communities, Inc. — Class A	93	1,012
QCR Holdings, Inc.	46	1,006
NexPoint Residential Trust, Inc.	74	989
Armada Hoffler Properties, Inc.	101	987
Republic Bancorp, Inc. — Class A	40	982
United Community Financial Corp.	194	970
Guaranty Bancorp	58	955
Consolidated-Tomoka Land Co.	19	946
Citizens & Northern Corp.	48	937
GAIN Capital Holdings, Inc.	128	932
Independence Realty Trust, Inc.	129	932
Heritage Commerce Corp.	82	930
Territorial Bancorp, Inc.	35	911
eHealth, Inc.*	71	909
BankFinancial Corp.	73	907
United Insurance Holdings Corp.	69	907
MidWestOne Financial Group, Inc.	31	907
National Bankshares, Inc.	29	902
Real Industry, Inc.*	102	900
OceanFirst Financial Corp.	52	895
Bluerock Residential Growth REIT, Inc.	74	887
Easterly Government Properties, Inc.	55	877
Ladenburg Thalmann Financial Services, Inc.*	415	876
UMH Properties, Inc.	93	865
Global Indemnity plc — Class A*	33	864
Ames National Corp.	37	848
PennyMac Financial Services, Inc. — Class A*	53	848
FRP Holdings, Inc.*	28	844
Orchid Island Capital, Inc.	91	842
Oppenheimer Holdings, Inc. — Class A	42	840
Charter Financial Corp.	66	837
Baldwin & Lyons, Inc. — Class B	38	825
First Business Financial Services, Inc.	35	823
First Bancorp, Inc.	43	821
Penns Woods Bancorp, Inc.	20	818
Fox Chase Bancorp, Inc.	46	799
American National Bankshares, Inc.	34	797
Atlas Financial Holdings, Inc.*	43	796
NewStar Financial, Inc.*	96	787
Heritage Oaks Bancorp	98	780
World Acceptance Corp.*	29	778
Bar Harbor Bankshares	24	768
CareTrust REIT, Inc.	67	760
Sierra Bancorp	47	750
National Interstate Corp.	28	747
Sun Bancorp, Inc.*	38	729
Old Second Bancorp, Inc.*	117	729
Farmers Capital Bank Corp.*	29	721
EMC Insurance Group, Inc.	31	720
Regional Management Corp.*	44	682
BSB Bancorp, Inc.*	32	676
Calamos Asset Management, Inc. — Class A	70	664
Cascade Bancorp*	122	660
Kansas City Life Insurance Co.	14	658
Hallmark Financial Services, Inc.*	56	643
Capital City Bank Group, Inc.	43	642
Crawford & Co. — Class B	113	634

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Enterprise Bancorp, Inc.	30	$629
Access National Corp.	29	591
Merchants Bancshares, Inc.	20	588
Hingham Institution for Savings	5	580
National Commerce Corp.*	24	576
Century Bancorp, Inc. — Class A	14	571
Impac Mortgage Holdings, Inc.*	34	556
CommunityOne Bancorp*	49	533
Marlin Business Services Corp.	34	523
Trupanion, Inc.*	69	521
Franklin Financial Network, Inc.*	22	492
Donegal Group, Inc. — Class A	34	478
Bear State Financial, Inc.*	53	472
Green Bancorp, Inc.*	41	470
On Deck Capital, Inc.*	45	446
C1 Financial, Inc.*	23	438
Pzena Investment Management, Inc. — Class A	49	436
Stonegate Mortgage Corp.*	58	412
Independence Holding Co.	29	376
Ashford, Inc.*	5	317
JG Wentworth Co. — Class A*	57	281
Hampton Roads Bankshares, Inc.*	135	257
Great Ajax Corp.	18	223
6D Global Technologies, Inc.*,††	61	178
BBX Capital Corp. — Class A*	11	177
Fifth Street Asset Management, Inc.	23	172
CIFC Corp.	24	172
Medley Management, Inc. — Class A	24	159
RCS Capital Corp. — Class A*	194	157
ZAIS Group Holdings, Inc.*	15	141
Altisource Asset Management Corp.*	4	96
Total Financial		1,700,624

Consumer, Non-cyclical - 15.5%
Anacor Pharmaceuticals, Inc.*	162	19,068
West Pharmaceutical Services, Inc.	284	15,369
Team Health Holdings, Inc.*	284	15,344
ABIOMED, Inc.*	165	15,304
STERIS Corp.	235	15,267
Euronet Worldwide, Inc.*	205	15,189
WellCare Health Plans, Inc.*	174	14,995
Amsurg Corp. — Class A*	191	14,842
Ultragenyx Pharmaceutical, Inc.*	153	14,734
HealthSouth Corp.	361	13,851
Thoratec Corp.*	214	13,538
PAREXEL International Corp.*	217	13,436
Neurocrine Biosciences, Inc.*	337	13,408
TreeHouse Foods, Inc.*	169	13,146
Cepheid*	284	12,837
Deluxe Corp.	197	10,981
Dyax Corp.*	574	10,958
Molina Healthcare, Inc.*	155	10,672
ACADIA Pharmaceuticals, Inc.*	315	10,417
Myriad Genetics, Inc.*	274	10,270
United Natural Foods, Inc.*	209	10,138
Clovis Oncology, Inc.*	110	10,116
Helen of Troy Ltd.*	113	10,091
Post Holdings, Inc.*	170	10,047
Impax Laboratories, Inc.*	283	9,964
Medicines Co.*	262	9,946
Cimpress N.V.*	130	9,894
Bright Horizons Family Solutions, Inc.*	148	9,507
Healthcare Services Group, Inc.	282	9,503
Prestige Brands Holdings, Inc.*	206	9,303
NuVasive, Inc.*	191	9,210
Heartland Payment Systems, Inc.	145	9,136
CEB, Inc.	132	9,021
Chemed Corp.	67	8,941
Monro Muffler Brake, Inc.	126	8,511
Catalent, Inc.*	348	8,456
B&G Foods, Inc.	228	8,311
Boston Beer Company, Inc. — Class A*	38	8,003
Owens & Minor, Inc.	248	7,922
Sotheby’s	245	7,836
SUPERVALU, Inc.*	1,090	7,827
Portola Pharmaceuticals, Inc.*	182	7,757
KYTHERA Biopharmaceuticals, Inc.*	103	7,723
Cantel Medical Corp.	136	7,711
Vector Group Ltd.	339	7,658
Advisory Board Co.*	168	7,651
Lancaster Colony Corp.	78	7,603
On Assignment, Inc.*	204	7,527
Novavax, Inc.*	1,057	7,473
Darling Ingredients, Inc.*	652	7,328
Grand Canyon Education, Inc.*	186	7,066
Chimerix, Inc.*	180	6,876
DeVry Education Group, Inc.	251	6,830
FTI Consulting, Inc.*	164	6,808
Exact Sciences Corp.*	378	6,800
Cal-Maine Foods, Inc.	124	6,772
J&J Snack Foods Corp.	59	6,706
Masimo Corp.*	173	6,671
Korn/Ferry International	200	6,614
Neogen Corp.*	147	6,613
Haemonetics Corp.*	204	6,593
Snyder’s-Lance, Inc.	193	6,510
Amicus Therapeutics, Inc.*	458	6,407
Sanderson Farms, Inc.	93	6,377
Matthews International Corp. — Class A	130	6,366
Kite Pharma, Inc.*	114	6,348
Radius Health, Inc.*	91	6,307
Cyberonics, Inc.*	103	6,260
Dean Foods Co.	372	6,145
ABM Industries, Inc.	221	6,035
ICU Medical, Inc.*	55	6,023
Magellan Health, Inc.*	108	5,986
Pacira Pharmaceuticals, Inc.*	144	5,918

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Ligand Pharmaceuticals, Inc. — Class B*	69	$5,910
Insulet Corp.*	224	5,804
Cardtronics, Inc.*	177	5,788
Huron Consulting Group, Inc.*	92	5,753
Greatbatch, Inc.*	101	5,698
Nektar Therapeutics*	519	5,688
Prothena Corporation plc*	124	5,622
Halozyme Therapeutics, Inc.*	418	5,614
AMN Healthcare Services, Inc.*	187	5,612
Globus Medical, Inc. — Class A*	271	5,599
Travelport Worldwide Ltd.	416	5,500
Kindred Healthcare, Inc.	347	5,464
IPC Healthcare, Inc.*	70	5,438
Air Methods Corp.*	155	5,284
Sarepta Therapeutics, Inc.*	164	5,266
Fresh Del Monte Produce, Inc.	132	5,215
Halyard Health, Inc.*	183	5,205
CONMED Corp.	109	5,204
Brink’s Co.	192	5,186
Ironwood Pharmaceuticals, Inc. — Class A*	497	5,179
Natus Medical, Inc.*	130	5,129
Integra LifeSciences Holdings Corp.*	86	5,121
WD-40 Co.	57	5,077
Rent-A-Center, Inc.	209	5,068
ExamWorks Group, Inc.*	173	5,059
Cambrex Corp.*	124	4,919
ZS Pharma, Inc.*	72	4,728
EVERTEC, Inc.	260	4,698
Insmed, Inc.*	242	4,494
Acorda Therapeutics, Inc.*	169	4,480
Select Medical Holdings Corp.	414	4,467
Universal Corp.	90	4,461
Depomed, Inc.*	236	4,449
Lannett Company, Inc.*	105	4,360
Celldex Therapeutics, Inc.*	410	4,321
Ensign Group, Inc.	101	4,306
ZIOPHARM Oncology, Inc.*	477	4,298
Wright Medical Group, Inc.*	203	4,267
Amedisys, Inc.*	112	4,253
HealthEquity, Inc.*	143	4,226
Momenta Pharmaceuticals, Inc.*	255	4,185
Merit Medical Systems, Inc.*	174	4,160
FibroGen, Inc.*	189	4,143
MiMedx Group, Inc.*	429	4,140
Apollo Education Group, Inc. — Class A*	372	4,114
Diplomat Pharmacy, Inc.*	143	4,108
Analogic Corp.	50	4,102
Zeltiq Aesthetics, Inc.*	127	4,068
Multi-Color Corp.	53	4,054
NxStage Medical, Inc.*	249	3,927
Abaxis, Inc.	89	3,915
Tumi Holdings, Inc.*	221	3,894
ARIAD Pharmaceuticals, Inc.*	661	3,860
Fresh Market, Inc.*	170	3,840
SpartanNash Co.	148	3,826
Andersons, Inc.	112	3,815
Ophthotech Corp.*	94	3,809
TESARO, Inc.*	93	3,729
TrueBlue, Inc.*	165	3,708
Cempra, Inc.*	133	3,703
AMAG Pharmaceuticals, Inc.*	93	3,695
Merrimack Pharmaceuticals, Inc.*	434	3,693
HeartWare International, Inc.*	70	3,662
Repligen Corp.*	130	3,621
PTC Therapeutics, Inc.*	134	3,578
Coca-Cola Bottling Company Consolidated	18	3,480
Intra-Cellular Therapies, Inc.*	86	3,443
Emergent BioSolutions, Inc.*	120	3,419
PharMerica Corp.*	120	3,416
Insperity, Inc.	76	3,339
ImmunoGen, Inc.*	340	3,264
Endologix, Inc.*	266	3,261
BioCryst Pharmaceuticals, Inc.*	286	3,260
LifeLock, Inc.*	372	3,259
PDL BioPharma, Inc.	647	3,254
Diamond Foods, Inc.*	104	3,209
Achillion Pharmaceuticals, Inc.*	464	3,206
Green Dot Corp. — Class A*	181	3,186
Xoom Corp.*	126	3,135
MannKind Corp.*	974	3,127
Nevro Corp.*	67	3,108
Exelixis, Inc.*	553	3,102
Seaboard Corp.*	1	3,079
ACCO Brands Corp.*	435	3,075
HMS Holdings Corp.*	349	3,061
Alder Biopharmaceuticals, Inc.*	93	3,047
PRA Health Sciences, Inc.*	78	3,029
NutriSystem, Inc.	114	3,023
Navigant Consulting, Inc.*	190	3,023
Inogen, Inc.*	62	3,010
Dynavax Technologies Corp.*	121	2,969
USANA Health Sciences, Inc.*	22	2,949
NewLink Genetics Corp.*	82	2,939
RPX Corp.*	214	2,936
TherapeuticsMD, Inc.*	501	2,936
Tornier N.V.*	143	2,916
Luminex Corp.*	170	2,875
Heron Therapeutics, Inc.*	117	2,855
Meridian Bioscience, Inc.	165	2,822
LDR Holding Corp.*	81	2,797
Retrophin, Inc.*	138	2,796
Surgical Care Affiliates, Inc.*	85	2,779
McGrath RentCorp	104	2,776
TriNet Group, Inc.*	162	2,722
Central Garden & Pet Co. — Class A*	167	2,690
Insys Therapeutics, Inc.*	94	2,675

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

MacroGenics, Inc.*	124	$2,656
Cynosure, Inc. — Class A*	88	2,644
Team, Inc.*	82	2,634
Affymetrix, Inc.*	305	2,605
Calavo Growers, Inc.	58	2,589
Kforce, Inc.	98	2,575
Array BioPharma, Inc.*	556	2,535
Ingles Markets, Inc. — Class A	53	2,535
Eagle Pharmaceuticals, Inc.*	34	2,517
Orthofix International N.V.*	74	2,498
AtriCure, Inc.*	112	2,454
National Healthcare Corp.	40	2,436
Capella Education Co.	49	2,426
Theravance, Inc.	336	2,412
Relypsa, Inc.*	129	2,388
Strayer Education, Inc.*	43	2,364
Providence Service Corp.*	54	2,353
Enanta Pharmaceuticals, Inc.*	65	2,349
Capital Senior Living Corp.*	117	2,346
ICF International, Inc.*	77	2,340
LHC Group, Inc.*	52	2,328
Sage Therapeutics, Inc.*	55	2,328
Viad Corp.	80	2,319
Monster Worldwide, Inc.*	359	2,305
Tootsie Roll Industries, Inc.	73	2,284
Vascular Solutions, Inc.*	70	2,269
Atrion Corp.	6	2,250
Resources Connection, Inc.	148	2,230
US Physical Therapy, Inc.	49	2,200
Phibro Animal Health Corp. — Class A	69	2,182
Quidel Corp.*	114	2,152
Acceleron Pharma, Inc.*	86	2,141
LendingTree, Inc.*	23	2,140
Synergy Pharmaceuticals, Inc.*	394	2,088
Zafgen, Inc.*	65	2,077
Atara Biotherapeutics, Inc.*	66	2,075
Incorporated Research Holdings, Inc. — Class A*	51	2,040
Adeptus Health, Inc. — Class A*	25	2,019
Cardiovascular Systems, Inc.*	125	1,980
Spectranetics Corp.*	167	1,969
Sucampo Pharmaceuticals, Inc. — Class A*	99	1,967
Anika Therapeutics, Inc.*	61	1,942
Raptor Pharmaceutical Corp.*	318	1,924
CBIZ, Inc.*	195	1,915
Supernus Pharmaceuticals, Inc.*	136	1,908
Hanger, Inc.*	139	1,896
Coherus Biosciences, Inc.*	93	1,864
Vanda Pharmaceuticals, Inc.*	165	1,861
Invacare Corp.	128	1,852
Revance Therapeutics, Inc.*	62	1,845
Paylocity Holding Corp.*	61	1,829
Arena Pharmaceuticals, Inc.*	955	1,824
Weis Markets, Inc.	43	1,795
Ennis, Inc.	103	1,788
Lexicon Pharmaceuticals, Inc.*	164	1,761
Boulder Brands, Inc.*	215	1,761
Cross Country Healthcare, Inc.*	127	1,728
Albany Molecular Research, Inc.*	99	1,725
Geron Corp.*	624	1,722
Omeros Corp.*	157	1,721
Triple-S Management Corp. — Class B*	96	1,710
Cerus Corp.*	376	1,707
John B Sanfilippo & Son, Inc.	33	1,692
Inter Parfums, Inc.	68	1,687
Kelly Services, Inc. — Class A	118	1,669
K12, Inc.*	133	1,655
Inovio Pharmaceuticals, Inc.*	284	1,642
Infinity Pharmaceuticals, Inc.*	193	1,631
American Public Education, Inc.*	69	1,618
Spectrum Pharmaceuticals, Inc.*	265	1,585
Progenics Pharmaceuticals, Inc.*	275	1,573
Accuray, Inc.*	312	1,558
Sangamo BioSciences, Inc.*	275	1,551
Intersect ENT, Inc.*	66	1,544
OPKO Health, Inc.*	183	1,537
Rockwell Medical, Inc.*	199	1,534
SP Plus Corp.*	66	1,528
Smart & Final Stores, Inc.*	96	1,508
Genomic Health, Inc.*	71	1,502
Epizyme, Inc.*	115	1,479
Amphastar Pharmaceuticals, Inc.*	126	1,473
Omega Protein Corp.*	86	1,459
Ascent Capital Group, Inc. — Class A*	53	1,451
Keryx Biopharmaceuticals, Inc.*	408	1,436
Universal American Corp.*	208	1,423
Aerie Pharmaceuticals, Inc.*	80	1,419
National Beverage Corp.*	46	1,414
TG Therapeutics, Inc.*	140	1,411
Landauer, Inc.	38	1,406
Carriage Services, Inc. — Class A	65	1,403
Heidrick & Struggles International, Inc.	72	1,400
Agenus, Inc.*	302	1,389
Osiris Therapeutics, Inc.*	75	1,385
Xencor, Inc.*	113	1,382
Quad/Graphics, Inc.	114	1,379
Mirati Therapeutics, Inc.*	40	1,377
Accelerate Diagnostics, Inc.*	85	1,375
Healthways, Inc.*	123	1,368
La Jolla Pharmaceutical Co.*	49	1,362
SciClone Pharmaceuticals, Inc.*	196	1,360
Navidea Biopharmaceuticals, Inc.*	594	1,354
Sagent Pharmaceuticals, Inc.*	88	1,349
Arrowhead Research Corp.*	234	1,348
Aegerion Pharmaceuticals, Inc.*	99	1,346
Spark Therapeutics, Inc.*	32	1,335

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Everi Holdings, Inc.*	260	$1,334
Revlon, Inc. — Class A*	45	1,325
AngioDynamics, Inc.*	100	1,319
BioTelemetry, Inc.*	107	1,310
Five Prime Therapeutics, Inc.*	85	1,308
GenMark Diagnostics, Inc.*	166	1,306
Hackett Group, Inc.	95	1,307
Esperion Therapeutics, Inc.*	55	1,297
Forrester Research, Inc.	41	1,289
RTI Surgical, Inc.*	226	1,284
K2M Group Holdings, Inc.*	69	1,283
Advaxis, Inc.*	120	1,228
ANI Pharmaceuticals, Inc.*	31	1,225
NeoGenomics, Inc.*	211	1,209
Elizabeth Arden, Inc.*	103	1,204
Barrett Business Services, Inc.	28	1,202
Concert Pharmaceuticals, Inc.*	64	1,201
Great Lakes Dredge & Dock Corp.*	238	1,200
STAAR Surgical Co.*	153	1,187
Tejon Ranch Co.*	54	1,178
Almost Family, Inc.*	29	1,161
James River Group Holdings Ltd.	43	1,156
Northwest Biotherapeutics, Inc.*	185	1,156
Medifast, Inc.*	43	1,155
CorVel Corp.*	35	1,131
Idera Pharmaceuticals, Inc.*	337	1,129
OncoMed Pharmaceuticals, Inc.*	68	1,128
SurModics, Inc.*	51	1,114
Theravance Biopharma, Inc.*	101	1,110
Ardelyx, Inc.*	64	1,106
Oncothyreon, Inc.*	394	1,080
Tetraphase Pharmaceuticals, Inc.*	143	1,067
Oxford Immunotec Global plc*	79	1,067
IGI Laboratories, Inc.*	163	1,066
Civitas Solutions, Inc.*	46	1,054
Otonomy, Inc.*	59	1,051
Chefs’ Warehouse, Inc.*	74	1,048
Antares Pharma, Inc.*	611	1,039
Wausau Paper Corp.	162	1,037
CryoLife, Inc.	106	1,031
Versartis, Inc.*	89	1,026
Threshold Pharmaceuticals, Inc.*	252	1,026
Lion Biotechnologies, Inc.*	178	1,025
Organovo Holdings, Inc.*	379	1,016
Natural Health Trends Corp.	31	1,013
BioDelivery Sciences International, Inc.*	182	1,012
Galena Biopharma, Inc.*	638	1,008
Career Education Corp.*	268	1,008
Anthera Pharmaceuticals, Inc.*	165	1,005
CSS Industries, Inc.	38	1,001
Sorrento Therapeutics, Inc.*	118	990
Aratana Therapeutics, Inc.*	117	990
OraSure Technologies, Inc.*	222	986
Akebia Therapeutics, Inc.*	101	976
Pfenex, Inc.*	65	976
Karyopharm Therapeutics, Inc.*	92	969
ARC Document Solutions, Inc.*	162	964
CTI BioPharma Corp.*	649	948
Catalyst Pharmaceuticals, Inc.*	314	942
MoneyGram International, Inc.*	116	930
ServiceSource International, Inc.*	232	928
Vectrus, Inc.*	42	926
Corcept Therapeutics, Inc.*	244	917
Cytokinetics, Inc.*	137	917
Paratek Pharmaceuticals, Inc.	48	912
InVivo Therapeutics Holdings Corp.*	105	905
Trevena, Inc.*	86	890
Genesis Healthcare, Inc.*	145	889
Curis, Inc.*	439	887
Pacific Biosciences of California, Inc.*	239	875
BioSpecifics Technologies Corp.*	20	871
Foundation Medicine, Inc.*	47	867
Durect Corp.*	444	866
Rigel Pharmaceuticals, Inc.*	348	860
XenoPort, Inc.*	246	854
Orexigen Therapeutics, Inc.*	404	852
Ocular Therapeutix, Inc.*	60	844
NanoString Technologies, Inc.*	52	832
Farmer Bros Co.*	30	818
Flexion Therapeutics, Inc.*	55	817
Natural Grocers by Vitamin Cottage, Inc.*	36	817
Sequenom, Inc.*	466	816
Blueprint Medicines Corp.*	38	811
Utah Medical Products, Inc.	15	808
Peregrine Pharmaceuticals, Inc.*	789	805
Nutraceutical International Corp.*	34	803
CRA International, Inc.*	37	798
Seneca Foods Corp. — Class A*	30	791
OvaScience, Inc.*	93	790
Addus HomeCare Corp.*	25	779
Senomyx, Inc.*	173	772
Franklin Covey Co.*	48	771
Dermira, Inc.*	33	770
Cutera, Inc.*	58	759
RadNet, Inc.*	136	755
Limoneira Co.	45	753
Ignyta, Inc.*	85	746
Regulus Therapeutics, Inc.*	112	732
Adamas Pharmaceuticals, Inc.*	42	703
Civeo Corp.*	473	700
Exactech, Inc.*	40	697
Foamix Pharmaceuticals Ltd.*	95	696
Electro Rent Corp.	67	695
Weight Watchers International, Inc.*	109	695
Ocata Therapeutics, Inc.*	166	694
AAC Holdings, Inc.*	31	690

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Inventure Foods, Inc.*	77	$684
Endocyte, Inc.*	148	678
MGP Ingredients, Inc.	42	672
ChemoCentryx, Inc.*	111	672
POZEN, Inc.*	115	671
VIVUS, Inc.*	409	671
Heska Corp.*	22	671
PFSweb, Inc.*	47	668
Trovagene, Inc.*	117	666
Village Super Market, Inc. — Class A	28	661
Cellular Biomedicine Group, Inc.*	39	660
Nobilis Health Corp.*	126	658
Immunomedics, Inc.*	380	654
Aduro Biotech, Inc.*	33	639
Avalanche Biotechnologies, Inc.*	77	634
Synta Pharmaceuticals Corp.*	358	623
Zogenix, Inc.*	46	621
CytRx Corp.*	262	621
Tandem Diabetes Care, Inc.*	70	617
BioTime, Inc.*	205	615
Cara Therapeutics, Inc.*	43	614
Alico, Inc.	15	609
Vitae Pharmaceuticals, Inc.*	53	584
LeMaitre Vascular, Inc.	47	573
Assembly Biosciences, Inc.*	58	554
Pernix Therapeutics Holdings, Inc.*	172	544
Loxo Oncology, Inc.*	31	542
Stemline Therapeutics, Inc.*	61	539
Immune Design Corp.*	44	537
Liberty Tax, Inc.	23	536
SeaSpine Holdings Corp.*	33	535
Collegium Pharmaceutical, Inc.*	24	531
Five Star Quality Care, Inc.*	170	525
Patriot National, Inc.*	33	522
Medgenics, Inc.*	66	516
Bridgepoint Education, Inc.*	67	511
BioScrip, Inc.*	271	507
Harvard Bioscience, Inc.*	132	499
CDI Corp.	58	496
Dicerna Pharmaceuticals, Inc.*	60	493
Nature’s Sunshine Products, Inc.	41	491
Pendrell Corp.*	656	472
National Research Corp. — Class A	39	466
Bellicum Pharmaceuticals, Inc.*	32	465
Applied Genetic Technologies Corp.*	35	460
Unilife Corp.*	457	448
Collectors Universe, Inc.	28	422
Proteon Therapeutics, Inc.*	30	417
Entellus Medical, Inc.*	23	414
Tokai Pharmaceuticals, Inc.*	40	414
Synutra International, Inc.*	84	399
TransEnterix, Inc.*	176	398
Fibrocell Science, Inc.*	103	397
Affimed N.V.*	64	395
Care.com, Inc.*	76	391
NV5 Holdings, Inc.*	20	371
Genocea Biosciences, Inc.*	51	349
Volt Information Sciences, Inc.*	38	346
Craft Brew Alliance, Inc.*	41	327
T2 Biosystems, Inc.*	36	315
Universal Technical Institute, Inc.	83	291
Second Sight Medical Products, Inc.*	49	291
Agile Therapeutics, Inc.*	42	283
Vital Therapies, Inc.*	67	271
XOMA Corp.*	359	270
iRadimed Corp.*	11	268
Alimera Sciences, Inc.*	121	267
Sientra, Inc.*	26	264
Corium International, Inc.*	28	262
Veracyte, Inc.*	53	249
aTyr Pharma, Inc.*	24	246
Cambium Learning Group, Inc.*	51	243
Cidara Therapeutics, Inc.*	19	242
XBiotech, Inc.*	16	239
Calithera Biosciences, Inc.*	43	233
Neff Corp. — Class A*	41	229
Verastem, Inc.*	128	229
Alliance HealthCare Services, Inc.*	22	215
Invitae Corp.*	29	209
CorMedix, Inc.*	105	209
Lifeway Foods, Inc.*	19	199
Carbylan Therapeutics, Inc.*	48	171
Asterias Biotherapeutics, Inc.*	42	163
Abeona Therapeutics, Inc.*	36	146
Arcadia Biosciences, Inc.*	33	101
SFX Entertainment, Inc.*	190	97
Tobira Therapeutics, Inc.*	10	97
Fairway Group Holdings Corp.*	85	89
Total Consumer, Non-cyclical		1,446,070

Consumer, Cyclical - 9.5%
Casey’s General Stores, Inc.	153	15,746
Burlington Stores, Inc.*	298	15,210
Vail Resorts, Inc.	144	15,074
Buffalo Wild Wings, Inc.*	74	14,315
Restoration Hardware Holdings, Inc.*	140	13,063
American Eagle Outfitters, Inc.	813	12,706
Pool Corp.	172	12,437
Allegiant Travel Co. — Class A	53	11,461
Jack in the Box, Inc.	148	11,403
Cracker Barrel Old Country Store, Inc.	76	11,193
Ascena Retail Group, Inc.*	784	10,905
Tenneco, Inc.*	242	10,833
Cheesecake Factory, Inc.	192	10,360
Texas Roadhouse, Inc. — Class A	277	10,304
Dana Holding Corp.	644	10,227
Big Lots, Inc.	212	10,159

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 85

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Lithia Motors, Inc. — Class A	90	$9,730
G-III Apparel Group Ltd.*	157	9,680
Cooper Tire & Rubber Co.	227	8,969
Bloomin’ Brands, Inc.	489	8,890
Chico’s FAS, Inc.	565	8,887
Wolverine World Wide, Inc.	407	8,807
Asbury Automotive Group, Inc.*	108	8,764
TRI Pointe Group, Inc.*	638	8,352
Steven Madden Ltd.*	222	8,130
Men’s Wearhouse, Inc.	190	8,079
Pinnacle Entertainment, Inc.*	238	8,053
Group 1 Automotive, Inc.	93	7,919
Deckers Outdoor Corp.*	136	7,896
Papa John’s International, Inc.	115	7,875
Five Below, Inc.*	228	7,657
Ryland Group, Inc.	184	7,513
HNI Corp.	175	7,507
HSN, Inc.	128	7,327
Churchill Downs, Inc.	53	7,092
Marriott Vacations Worldwide Corp.	102	6,951
Herman Miller, Inc.	235	6,777
Columbia Sportswear Co.	114	6,702
Liberty TripAdvisor Holdings, Inc. — Class A*	295	6,540
Gentherm, Inc.*	142	6,379
Beacon Roofing Supply, Inc.*	196	6,367
UniFirst Corp.	59	6,302
Express, Inc.*	352	6,290
DineEquity, Inc.	67	6,141
La Quinta Holdings, Inc.*	389	6,138
Steelcase, Inc. — Class A	329	6,057
Core-Mark Holding Company, Inc.	92	6,021
American Axle & Manufacturing Holdings, Inc.*	299	5,962
PriceSmart, Inc.	76	5,878
Interface, Inc. — Class A	261	5,857
Abercrombie & Fitch Co. — Class A	275	5,827
Meritage Homes Corp.*	157	5,734
G&K Services, Inc. — Class A	84	5,596
Mobile Mini, Inc.	181	5,573
Genesco, Inc.*	95	5,422
Dorman Products, Inc.*	106	5,394
La-Z-Boy, Inc.	202	5,366
Penn National Gaming, Inc.*	315	5,286
Caleres, Inc.	173	5,282
DreamWorks Animation SKG, Inc. — Class A*	300	5,235
Guess?, Inc.	244	5,212
Popeyes Louisiana Kitchen, Inc.*	92	5,185
Boyd Gaming Corp.*	315	5,135
Children’s Place, Inc.	86	4,960
Essendant, Inc.	151	4,897
Fiesta Restaurant Group, Inc.*	106	4,809
SeaWorld Entertainment, Inc.	270	4,809
Sonic Corp.	205	4,705
Hawaiian Holdings, Inc.*	188	4,640
CalAtlantic Group, Inc.*	577	4,616
Bob Evans Farms, Inc.	104	4,508
Select Comfort Corp.*	206	4,507
First Cash Financial Services, Inc.*	112	4,486
KB Home	322	4,363
Knoll, Inc.	193	4,242
Red Robin Gourmet Burgers, Inc.*	56	4,241
Oxford Industries, Inc.	57	4,211
Buckle, Inc.	112	4,141
Outerwall, Inc.	72	4,099
Meritor, Inc.*	385	4,093
MDC Holdings, Inc.	154	4,032
ScanSource, Inc.*	113	4,007
Crocs, Inc.*	304	3,929
Belmond Ltd. — Class A*	382	3,862
Vitamin Shoppe, Inc.*	118	3,852
Diamond Resorts International, Inc.*	164	3,836
Krispy Kreme Doughnuts, Inc.*	256	3,745
Cato Corp. — Class A	110	3,743
ClubCorp Holdings, Inc.	173	3,713
Denny’s Corp.*	333	3,673
BJ’s Restaurants, Inc.*	85	3,658
Finish Line, Inc. — Class A	182	3,513
International Speedway Corp. — Class A	110	3,489
Hibbett Sports, Inc.*	99	3,466
iRobot Corp.*	118	3,439
American Woodmark Corp.*	53	3,438
Virgin America, Inc.*	100	3,423
Dave & Buster’s Entertainment, Inc.*	90	3,405
SkyWest, Inc.	204	3,403
Rush Enterprises, Inc. — Class A*	140	3,388
Mattress Firm Holding Corp.*	81	3,383
TiVo, Inc.*	383	3,317
Remy International, Inc.	113	3,305
National CineMedia, Inc.	242	3,248
Steiner Leisure Ltd.*	50	3,159
Cooper-Standard Holding, Inc.*	54	3,132
Cash America International, Inc.	109	3,049
Eros International plc*	112	3,045
Zoe’s Kitchen, Inc.*	76	3,001
Wesco Aircraft Holdings, Inc.*	243	2,965
Wabash National Corp.*	268	2,837
Libbey, Inc.	87	2,837
Interval Leisure Group, Inc.	154	2,827
Standard Motor Products, Inc.	79	2,756
Rentrak Corp.*	50	2,704
Ethan Allen Interiors, Inc.	101	2,667
Sonic Automotive, Inc. — Class A	130	2,655
Universal Electronics, Inc.*	63	2,648
Conn’s, Inc.*	108	2,596
Pep Boys-Manny Moe & Jack*	212	2,584
Callaway Golf Co.	308	2,572
Biglari Holdings, Inc.*	7	2,560

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Navistar International Corp.*	201	$2,556
Iconix Brand Group, Inc.*	188	2,542
Pier 1 Imports, Inc.	356	2,456
Barnes & Noble, Inc.	200	2,422
Performance Sports Group Ltd.*	179	2,402
Taylor Morrison Home Corp. — Class A*	128	2,388
Cavco Industries, Inc.*	35	2,383
M/I Homes, Inc.*	97	2,287
Ruth’s Hospitality Group, Inc.	138	2,241
Motorcar Parts of America, Inc.*	70	2,194
Scientific Games Corp. — Class A*	209	2,184
Regis Corp.*	162	2,122
AMC Entertainment Holdings, Inc. — Class A	84	2,116
H&E Equipment Services, Inc.	123	2,057
Winnebago Industries, Inc.	107	2,049
Francesca’s Holdings Corp.*	167	2,042
Tower International, Inc.*	84	1,996
Installed Building Products, Inc.*	78	1,972
Carmike Cinemas, Inc.*	97	1,949
Haverty Furniture Companies, Inc.	80	1,878
Chuy’s Holdings, Inc.*	66	1,874
DTS, Inc.*	70	1,869
Nautilus, Inc.*	124	1,860
Douglas Dynamics, Inc.	89	1,768
Fred’s, Inc. — Class A	148	1,754
Superior Industries International, Inc.	93	1,737
Unifi, Inc.*	58	1,729
Carrols Restaurant Group, Inc.*	140	1,666
Movado Group, Inc.	64	1,653
Barnes & Noble Education, Inc.*	127	1,614
Party City Holdco, Inc.*	100	1,597
William Lyon Homes — Class A*	77	1,586
Kirkland’s, Inc.	72	1,551
Isle of Capri Casinos, Inc.*	88	1,535
Sequential Brands Group, Inc.*	106	1,534
Ruby Tuesday, Inc.*	244	1,515
LGI Homes, Inc.*	55	1,495
Modine Manufacturing Co.*	189	1,487
Shoe Carnival, Inc.	60	1,428
MarineMax, Inc.*	101	1,427
Citi Trends, Inc.	61	1,426
WCI Communities, Inc.*	63	1,426
Marcus Corp.	73	1,412
Lumber Liquidators Holdings, Inc.*	107	1,406
Zumiez, Inc.*	87	1,360
Daktronics, Inc.	153	1,327
Stage Stores, Inc.	134	1,319
Culp, Inc.	41	1,315
Caesars Acquisition Co. — Class A*	182	1,292
Del Frisco’s Restaurant Group, Inc.*	93	1,292
Caesars Entertainment Corp.*	219	1,290
PetMed Express, Inc.	80	1,288
Kimball International, Inc. — Class B	136	1,287
Tile Shop Holdings, Inc.*	107	1,282
Beazer Homes USA, Inc.*	95	1,266
EZCORP, Inc. — Class A*	204	1,259
Veritiv Corp.*	33	1,229
Bassett Furniture Industries, Inc.	43	1,198
Century Communities, Inc.*	60	1,191
America’s Car-Mart, Inc.*	35	1,158
Republic Airways Holdings, Inc.*	200	1,156
Shake Shack, Inc. — Class A*	24	1,138
Stein Mart, Inc.	117	1,133
Arctic Cat, Inc.	51	1,131
Fox Factory Holding Corp.*	67	1,130
Titan International, Inc.	170	1,124
Perry Ellis International, Inc.*	49	1,076
Vera Bradley, Inc.*	84	1,059
Build-A-Bear Workshop, Inc. — Class A*	56	1,058
Winmark Corp.	10	1,029
Hooker Furniture Corp.	43	1,012
Eldorado Resorts, Inc.*	112	1,010
Metaldyne Performance Group, Inc.	48	1,008
Malibu Boats, Inc. — Class A*	70	979
Habit Restaurants, Inc. — Class A*	45	963
Potbelly Corp.*	86	947
Tuesday Morning Corp.*	174	941
Freshpet, Inc.*	87	914
Strattec Security Corp.	14	883
Container Store Group, Inc.*	62	873
PC Connection, Inc.	42	871
Boot Barn Holdings, Inc.*	47	866
Sportsman’s Warehouse Holdings, Inc.*	70	862
Miller Industries, Inc.	44	860
NACCO Industries, Inc. — Class A	18	856
Reading International, Inc. — Class A*	66	836
Hovnanian Enterprises, Inc. — Class A*	471	834
Speedway Motorsports, Inc.	46	830
Destination XL Group, Inc.*	142	825
Federal-Mogul Holdings Corp.*	120	820
Jamba, Inc.*	55	784
Titan Machinery, Inc.*	68	781
Green Brick Partners, Inc.*	71	769
Flexsteel Industries, Inc.	24	750
Big 5 Sporting Goods Corp.	72	747
Monarch Casino & Resort, Inc.*	41	737
Weyco Group, Inc.	26	703
Bravo Brio Restaurant Group, Inc.*	60	676
Noodles & Co.*	47	666
AV Homes, Inc.*	49	662
Escalade, Inc.	40	632
JAKKS Pacific, Inc.*	74	630
Horizon Global Corp.*	71	626
West Marine, Inc.*	71	623
VOXX International Corp. — Class A*	83	616
Intrawest Resorts Holdings, Inc.*	71	615

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 87

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Lifetime Brands, Inc.	43	$601
El Pollo Loco Holdings, Inc.*	54	582
Black Diamond, Inc.*	90	565
Bojangles’, Inc.*	33	558
Superior Uniform Group, Inc.	31	556
J Alexander’s Holdings, Inc.*	55	547
Papa Murphy’s Holdings, Inc.*	36	528
Cherokee, Inc.*	34	528
Kona Grill, Inc.*	33	520
Skullcandy, Inc.*	91	503
Commercial Vehicle Group, Inc.*	119	480
New Home Company, Inc.*	37	479
Johnson Outdoors, Inc. — Class A	21	443
Accuride Corp.*	153	424
Systemax, Inc.*	48	360
Morgans Hotel Group Co.*	107	355
Castle Brands, Inc.*	263	347
Tilly’s, Inc. — Class A*	46	339
Marine Products Corp.	42	291
Flex Pharma, Inc.*	22	264
Empire Resorts, Inc.*	62	261
Vince Holding Corp.*	64	220
Blue Bird Corp.*	20	199
Christopher & Banks Corp.*	147	163
bebe stores, Inc.	113	106
Total Consumer, Cyclical		883,518

Industrial - 8.1%
Berry Plastics Group, Inc.*	471	14,163
Teledyne Technologies, Inc.*	140	12,641
FEI Co.	164	11,979
Curtiss-Wright Corp.	187	11,673
Woodward, Inc.	272	11,069
EMCOR Group, Inc.	248	10,973
Con-way, Inc.	227	10,770
Tech Data Corp.*	145	9,933
Dycom Industries, Inc.*	135	9,769
CLARCOR, Inc.	198	9,441
EnerSys	175	9,377
Esterline Technologies Corp.*	123	8,842
Moog, Inc. — Class A*	153	8,273
Generac Holdings, Inc.*	273	8,215
Littelfuse, Inc.	90	8,205
IMAX Corp.*	238	8,042
Louisiana-Pacific Corp.*	562	8,003
Belden, Inc.	168	7,844
Barnes Group, Inc.	216	7,787
KLX, Inc.*	208	7,434
Masonite International Corp.*	119	7,208
HEICO Corp. — Class A	158	7,175
Sanmina Corp.*	326	6,966
Rexnord Corp.*	403	6,843
XPO Logistics, Inc.*	282	6,721
Mueller Industries, Inc.	224	6,626
Matson, Inc.	171	6,581
Hillenbrand, Inc.	249	6,476
Scorpio Tankers, Inc.	705	6,464
Knowles Corp.*	344	6,340
Proto Labs, Inc.*	93	6,231
Applied Industrial Technologies, Inc.	159	6,065
OSI Systems, Inc.*	78	6,003
Watts Water Technologies, Inc. — Class A	112	5,916
Knight Transportation, Inc.	246	5,904
KapStone Paper and Packaging Corp.	354	5,845
Tetra Tech, Inc.	237	5,761
Simpson Manufacturing Company, Inc.	166	5,558
RBC Bearings, Inc.*	93	5,555
Headwaters, Inc.*	291	5,471
Universal Display Corp.*	159	5,390
Nordic American Tankers Ltd.	352	5,350
Drew Industries, Inc.	96	5,242
Swift Transportation Co. — Class A*	347	5,212
Apogee Enterprises, Inc.	116	5,179
Vishay Intertechnology, Inc.	534	5,174
Hub Group, Inc. — Class A*	142	5,170
Coherent, Inc.*	94	5,142
Plexus Corp.*	133	5,131
Franklin Electric Company, Inc.	188	5,119
Forward Air Corp.	122	5,062
AZZ, Inc.	102	4,966
Mueller Water Products, Inc. — Class A	635	4,864
Itron, Inc.*	152	4,850
Methode Electronics, Inc.	152	4,849
MSA Safety, Inc.	117	4,676
TASER International, Inc.*	211	4,647
Granite Construction, Inc.	155	4,599
Exponent, Inc.	103	4,590
Universal Forest Products, Inc.	79	4,557
Advanced Energy Industries, Inc.*	171	4,497
Benchmark Electronics, Inc.*	206	4,483
John Bean Technologies Corp.	117	4,475
Werner Enterprises, Inc.	175	4,393
Actuant Corp. — Class A	235	4,322
Sturm Ruger & Company, Inc.	73	4,285
Trex Company, Inc.*	127	4,233
MasTec, Inc.*	264	4,179
Tennant Co.	73	4,101
Comfort Systems USA, Inc.	148	4,034
Aerojet Rocketdyne Holdings, Inc.*	246	3,980
Heartland Express, Inc.	199	3,968
Boise Cascade Co.*	156	3,934
HEICO Corp.	80	3,910
Greif, Inc. — Class A	122	3,893
Rogers Corp.*	73	3,882
Kaman Corp.	108	3,872
Advanced Drainage Systems, Inc.	133	3,848
Ship Finance International Ltd.	234	3,803

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Standex International Corp.	50	$3,768
US Ecology, Inc.	86	3,754
ESCO Technologies, Inc.	103	3,698
Brady Corp. — Class A	188	3,696
Cubic Corp.	87	3,649
Smith & Wesson Holding Corp.*	212	3,576
EnPro Industries, Inc.	91	3,564
Atlas Air Worldwide Holdings, Inc.*	99	3,421
Briggs & Stratton Corp.	176	3,399
Federal Signal Corp.	246	3,372
Greenbrier Companies, Inc.	105	3,371
II-VI, Inc.*	207	3,329
Lindsay Corp.	49	3,322
Badger Meter, Inc.	57	3,309
Albany International Corp. — Class A	112	3,204
AAON, Inc.	162	3,140
Astronics Corp.*	76	3,073
Saia, Inc.*	99	3,064
TriMas Corp.*	179	2,927
Rofin-Sinar Technologies, Inc.*	112	2,904
Harsco Corp.	316	2,866
CIRCOR International, Inc.	69	2,768
Primoris Services Corp.	153	2,740
US Concrete, Inc.*	57	2,724
DHT Holdings, Inc.	366	2,716
Encore Wire Corp.	82	2,679
Raven Industries, Inc.	157	2,661
AAR Corp.	140	2,656
ArcBest Corp.	103	2,654
CTS Corp.	139	2,573
Fabrinet*	140	2,566
Continental Building Products, Inc.*	124	2,547
FARO Technologies, Inc.*	71	2,485
Astec Industries, Inc.	74	2,480
Sun Hydraulics Corp.	90	2,472
Tutor Perini Corp.*	148	2,436
Quanex Building Products Corp.	134	2,435
Tidewater, Inc.	185	2,431
Altra Industrial Motion Corp.	105	2,428
Nortek, Inc.*	38	2,406
Aegion Corp. — Class A*	145	2,390
AVX Corp.	182	2,382
Chart Industries, Inc.*	121	2,324
PGT, Inc.*	188	2,309
General Cable Corp.	193	2,297
Echo Global Logistics, Inc.*	117	2,293
Gibraltar Industries, Inc.*	122	2,239
Hyster-Yale Materials Handling, Inc.	38	2,198
MYR Group, Inc.*	83	2,175
Newport Corp.*	157	2,159
Griffon Corp.	135	2,129
Lydall, Inc.*	72	2,051
Roadrunner Transportation Systems, Inc.*	111	2,042
Builders FirstSource, Inc.*	159	2,016
Patrick Industries, Inc.*	50	1,975
Summit Materials, Inc. — Class A*	101	1,896
Haynes International, Inc.	50	1,892
NN, Inc.	100	1,850
Alamo Group, Inc.	39	1,823
Teekay Tankers Ltd. — Class A	263	1,815
Gorman-Rupp Co.	75	1,798
TAL International Group, Inc.*	131	1,791
Air Transport Services Group, Inc.*	208	1,778
Argan, Inc.	51	1,769
Global Brass & Copper Holdings, Inc.	85	1,743
GSI Group, Inc.*	136	1,731
Celadon Group, Inc.	108	1,730
YRC Worldwide, Inc.*	129	1,711
Hornbeck Offshore Services, Inc.*	126	1,705
Kadant, Inc.	43	1,677
UTI Worldwide, Inc.*	364	1,671
National Presto Industries, Inc.	19	1,601
TimkenSteel Corp.	158	1,599
GasLog Ltd.	164	1,578
Aerovironment, Inc.*	78	1,563
Marten Transport Ltd.	96	1,552
TTM Technologies, Inc.*	233	1,452
Textainer Group Holdings Ltd.	88	1,451
Mesa Laboratories, Inc.	13	1,448
Columbus McKinnon Corp.	79	1,435
Park Electrochemical Corp.	80	1,407
Kimball Electronics, Inc.*	115	1,372
Stoneridge, Inc.*	111	1,370
American Railcar Industries, Inc.	37	1,338
DXP Enterprises, Inc.*	49	1,337
Myers Industries, Inc.	97	1,300
Tredegar Corp.	99	1,295
Era Group, Inc.*	85	1,272
Checkpoint Systems, Inc.	166	1,204
LSB Industries, Inc.*	78	1,195
Insteel Industries, Inc.	73	1,174
GP Strategies Corp.*	51	1,164
Frontline Ltd.*	427	1,149
NCI Building Systems, Inc.*	108	1,142
Navios Maritime Acquisition Corp.	324	1,140
Trinseo S.A.*	45	1,136
Powell Industries, Inc.	36	1,084
Blount International, Inc.*	192	1,069
Chase Corp.	27	1,064
Stock Building Supply Holdings, Inc.*	60	1,057
Park-Ohio Holdings Corp.	36	1,039
American Science & Engineering, Inc.	29	1,031
PowerSecure International, Inc.*	89	1,025
Dorian LPG Ltd.*	99	1,021
Ply Gem Holdings, Inc.*	86	1,006
Scorpio Bulkers, Inc.*	663	968

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 89

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Fluidigm Corp.*	114	$925
NVE Corp.	19	922
AEP Industries, Inc.*	16	917
Furmanite Corp.*	150	912
Casella Waste Systems, Inc. — Class A*	156	905
Ardmore Shipping Corp.	72	870
Ducommun, Inc.*	43	863
Mistras Group, Inc.*	66	848
Navios Maritime Holdings, Inc.	338	842
FreightCar America, Inc.	49	841
Sparton Corp.*	39	835
Covenant Transportation Group, Inc. — Class A*	46	827
Applied Optoelectronics, Inc.*	44	827
Bel Fuse, Inc. — Class B	42	816
ZAGG, Inc.*	117	794
Kratos Defense & Security Solutions, Inc.*	188	793
TRC Companies, Inc.*	67	793
LSI Industries, Inc.	86	726
Graham Corp.	41	724
Control4 Corp.*	87	710
Hurco Companies, Inc.	27	708
CAI International, Inc.*	69	696
VSE Corp.	17	681
Vicor Corp.*	66	673
USA Truck, Inc.*	39	672
Orion Marine Group, Inc.*	111	664
Golden Ocean Group Ltd.*	264	649
Imprivata, Inc.*	36	640
Multi-Fineline Electronix, Inc.*	36	601
Core Molding Technologies, Inc.*	31	572
Vishay Precision Group, Inc.*	49	568
Xerium Technologies, Inc.*	43	558
CECO Environmental Corp.	68	557
Radiant Logistics, Inc.*	124	553
Eagle Bulk Shipping, Inc.*	88	522
LB Foster Co. — Class A	42	516
Universal Truckload Services, Inc.	33	514
Heritage-Crystal Clean, Inc.*	49	503
Lawson Products, Inc.*	23	498
Northwest Pipe Co.*	38	496
Hill International, Inc.*	145	476
Nordic American Offshore Ltd.	75	450
Omega Flex, Inc.	13	434
Allied Motion Technologies, Inc.	24	426
Safe Bulkers, Inc.	150	414
Twin Disc, Inc.	33	410
Power Solutions International, Inc.*	18	409
PAM Transportation Services, Inc.*	12	397
Fenix Parts, Inc.*	55	367
Olympic Steel, Inc.	36	358
Handy & Harman Ltd.*	10	240
NL Industries, Inc.*	28	84
Ultrapetrol Bahamas Ltd.*	85	35
Total Industrial		755,694

Technology - 7.7%
Tyler Technologies, Inc.*	133	19,857
Manhattan Associates, Inc.*	291	18,128
MAXIMUS, Inc.	260	15,486
Guidewire Software, Inc.*	277	14,564
EPAM Systems, Inc.*	193	14,382
Dealertrack Technologies, Inc.*	216	13,642
Cavium, Inc.*	219	13,439
Qlik Technologies, Inc.*	360	13,122
Aspen Technology, Inc.*	337	12,776
Microsemi Corp.*	375	12,307
Synaptics, Inc.*	145	11,956
Integrated Device Technology, Inc.*	585	11,876
Fair Isaac Corp.	124	10,478
Verint Systems, Inc.*	242	10,442
Blackbaud, Inc.	185	10,382
Mentor Graphics Corp.	417	10,271
ACI Worldwide, Inc.*	461	9,736
SYNNEX Corp.	114	9,697
Take-Two Interactive Software, Inc.*	334	9,596
Proofpoint, Inc.*	156	9,409
Medidata Solutions, Inc.*	218	9,180
Convergys Corp.	390	9,012
Electronics for Imaging, Inc.*	185	8,007
Monolithic Power Systems, Inc.	156	7,987
Cirrus Logic, Inc.*	250	7,878
Diebold, Inc.	256	7,622
FleetMatics Group plc*	151	7,413
Science Applications International Corp.	182	7,318
Entegris, Inc.*	553	7,293
MicroStrategy, Inc. — Class A*	37	7,269
Imperva, Inc.*	111	7,268
Ambarella, Inc.*	124	7,166
CACI International, Inc. — Class A*	96	7,101
MKS Instruments, Inc.	211	7,074
Cornerstone OnDemand, Inc.*	213	7,028
Silicon Laboratories, Inc.*	168	6,979
NetScout Systems, Inc.*	194	6,862
Demandware, Inc.*	132	6,822
Tessera Technologies, Inc.	207	6,708
Fairchild Semiconductor International, Inc. — Class A*	460	6,458
Acxiom Corp.*	309	6,106
Intersil Corp. — Class A	520	6,084
CommVault Systems, Inc.*	178	6,045
OmniVision Technologies, Inc.*	229	6,014
Virtusa Corp.*	117	6,003
Syntel, Inc.*	131	5,936
Rambus, Inc.*	456	5,381
Stratasys Ltd.*	201	5,324
Progress Software Corp.*	199	5,140

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Synchronoss Technologies, Inc.*	153	$5,018
Power Integrations, Inc.	117	4,934
ExlService Holdings, Inc.*	132	4,875
Nimble Storage, Inc.*	200	4,824
MedAssets, Inc.*	238	4,774
PMC-Sierra, Inc.*	688	4,658
Luxoft Holding, Inc.*	72	4,557
Paycom Software, Inc.*	125	4,489
Omnicell, Inc.*	143	4,447
SPS Commerce, Inc.*	65	4,413
Envestnet, Inc.*	147	4,406
Advanced Micro Devices, Inc.*	2,509	4,315
Bottomline Technologies de, Inc.*	162	4,052
Super Micro Computer, Inc.*	146	3,980
CSG Systems International, Inc.	129	3,973
Semtech Corp.*	262	3,956
Insight Enterprises, Inc.*	153	3,955
Sykes Enterprises, Inc.*	154	3,927
Cabot Microelectronics Corp.*	98	3,797
Callidus Software, Inc.*	218	3,704
Rovi Corp.*	349	3,661
Inphi Corp.*	152	3,654
MTS Systems Corp.	59	3,546
QLogic Corp.*	344	3,526
AVG Technologies N.V.*	162	3,524
Pegasystems, Inc.	141	3,470
RealPage, Inc.*	208	3,457
Monotype Imaging Holdings, Inc.	158	3,448
BroadSoft, Inc.*	115	3,445
HubSpot, Inc.*	74	3,431
2U, Inc.*	95	3,411
Veeco Instruments, Inc.*	161	3,302
Cray, Inc.*	161	3,189
Diodes, Inc.*	148	3,163
Cvent, Inc.*	93	3,130
Brooks Automation, Inc.	267	3,127
Constant Contact, Inc.*	127	3,078
InvenSense, Inc. — Class A*	306	2,843
Qualys, Inc.*	97	2,761
Integrated Silicon Solution, Inc.	126	2,708
M/A-COM Technology Solutions Holdings, Inc.*	93	2,696
Ebix, Inc.	106	2,646
ManTech International Corp. — Class A	101	2,596
MaxLinear, Inc. — Class A*	204	2,538
Quality Systems, Inc.	197	2,459
Photronics, Inc.*	263	2,383
Dot Hill Systems Corp.*	241	2,345
Unisys Corp.*	197	2,344
Mercury Systems, Inc.*	135	2,148
PROS Holdings, Inc.*	95	2,103
Interactive Intelligence Group, Inc.*	70	2,080
Glu Mobile, Inc.*	475	2,076
Xura, Inc.*	90	2,014
Globant S.A.*	64	1,958
Merge Healthcare, Inc.*	273	1,938
Actua Corp.*	160	1,882
Silver Spring Networks, Inc.*	145	1,868
Engility Holdings, Inc.	72	1,856
Computer Programs & Systems, Inc.	44	1,854
TeleTech Holdings, Inc.	68	1,822
inContact, Inc.*	242	1,817
Applied Micro Circuits Corp.*	337	1,789
Lattice Semiconductor Corp.*	461	1,775
Amkor Technology, Inc.*	390	1,751
Ultratech, Inc.*	109	1,746
LivePerson, Inc.*	225	1,701
Epiq Systems, Inc.	128	1,654
Pericom Semiconductor Corp.	89	1,624
Rudolph Technologies, Inc.*	126	1,569
FormFactor, Inc.*	227	1,539
RealD, Inc.*	159	1,528
CEVA, Inc.*	81	1,504
Xcerra Corp.*	227	1,426
Immersion Corp.*	111	1,247
Press Ganey Holdings, Inc.*	41	1,213
Axcelis Technologies, Inc.*	448	1,196
Digi International, Inc.*	99	1,167
Vocera Communications, Inc.*	102	1,164
Nanometrics, Inc.*	95	1,153
Sapiens International Corporation N.V.	99	1,140
Eastman Kodak Co.*	73	1,140
Tangoe, Inc.*	154	1,109
IXYS Corp.	98	1,094
SciQuest, Inc.*	109	1,090
QAD, Inc. — Class A	42	1,075
PDF Solutions, Inc.*	107	1,070
Avid Technology, Inc.*	128	1,019
Cohu, Inc.	103	1,016
Ciber, Inc.*	311	989
Benefitfocus, Inc.*	31	969
Sigma Designs, Inc.*	140	965
American Software, Inc. — Class A	99	933
OPOWER, Inc.*	104	927
Exar Corp.*	155	922
InnerWorkings, Inc.*	147	919
Digimarc Corp.*	30	917
New Relic, Inc.*	23	877
Kopin Corp.*	278	873
Jive Software, Inc.*	184	859
Seachange International, Inc.*	132	832
Model N, Inc.*	83	831
KEYW Holding Corp.*	132	812
DSP Group, Inc.*	89	811
Carbonite, Inc.*	71	790
Everyday Health, Inc.*	86	786
Cascade Microtech, Inc.*	54	764

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Ultra Clean Holdings, Inc.*	125	$718
Mattson Technology, Inc.*	296	690
Agilysys, Inc.*	60	667
Hortonworks, Inc.*	30	657
TubeMogul, Inc.*	61	642
Brightcove, Inc.*	129	635
Quantum Corp.*	897	625
Alpha & Omega Semiconductor Ltd.*	80	623
EMCORE Corp.*	85	578
Castlight Health, Inc. — Class B*	133	559
Varonis Systems, Inc.*	35	545
Silicon Graphics International Corp.*	138	542
MobileIron, Inc.*	163	505
Barracuda Networks, Inc.*	32	499
Violin Memory, Inc.*	358	494
Datalink Corp.*	81	484
Guidance Software, Inc.*	80	482
Park City Group, Inc.*	42	444
Workiva, Inc.*	29	441
Five9, Inc.*	94	348
Digital Turbine, Inc.*	192	348
Imation Corp.*	139	296
Amber Road, Inc.*	70	295
ExOne Co.*	42	282
Apigee Corp.*	21	222
Code Rebel Corp.*	5	36
Total Technology		715,307

Communications - 4.4%
j2 Global, Inc.	190	13,461
Houghton Mifflin Harcourt Co.*	540	10,967
ViaSat, Inc.*	169	10,866
Infinera Corp.*	554	10,836
Ciena Corp.*	487	10,091
Time, Inc.	432	8,230
Plantronics, Inc.	147	7,475
GrubHub, Inc.*	297	7,228
InterDigital, Inc.	142	7,185
LogMeIn, Inc.*	98	6,680
Sinclair Broadcast Group, Inc. — Class A	262	6,634
Anixter International, Inc.*	113	6,529
New York Times Co. — Class A	542	6,401
comScore, Inc.*	136	6,276
Meredith Corp.	145	6,174
WebMD Health Corp. — Class A*	149	5,936
NeuStar, Inc. — Class A*	218	5,932
Polycom, Inc.*	562	5,890
Nexstar Broadcasting Group, Inc. — Class A	124	5,871
Shutterfly, Inc.*	156	5,576
DigitalGlobe, Inc.*	286	5,440
Media General, Inc.*	378	5,288
Cogent Communications Holdings, Inc.	182	4,944
West Corp.	206	4,614
NIC, Inc.	259	4,587
Finisar Corp.*	409	4,552
zulily, Inc. — Class A*	259	4,506
Stamps.com, Inc.*	59	4,367
Vonage Holdings Corp.*	732	4,304
Zendesk, Inc.*	212	4,178
NETGEAR, Inc.*	143	4,171
Shenandoah Telecommunications Co.	97	4,152
Scholastic Corp.	106	4,130
EW Scripps Co. — Class A	233	4,117
Ubiquiti Networks, Inc.	121	4,101
Marketo, Inc.*	137	3,894
Web.com Group, Inc.*	184	3,879
Consolidated Communications Holdings, Inc.	199	3,834
RingCentral, Inc. — Class A*	211	3,830
Gogo, Inc.*	234	3,576
Infoblox, Inc.*	223	3,563
Ruckus Wireless, Inc.*	298	3,540
Ixia*	239	3,463
Gray Television, Inc.*	263	3,356
EarthLink Holdings Corp.	406	3,159
MDC Partners, Inc. — Class A	171	3,151
Endurance International Group Holdings, Inc.*	231	3,086
ADTRAN, Inc.	208	3,037
Atlantic Tele-Network, Inc.	41	3,031
Inteliquent, Inc.	133	2,970
Globalstar, Inc.*	1,878	2,948
Wayfair, Inc. — Class A*	84	2,945
8x8, Inc.*	348	2,878
Bankrate, Inc.*	264	2,732
New Media Investment Group, Inc.	176	2,721
Cincinnati Bell, Inc.*	827	2,580
Premiere Global Services, Inc.*	183	2,514
Windstream Holdings, Inc.	397	2,438
Loral Space & Communications, Inc.*	51	2,401
General Communication, Inc. — Class A*	138	2,382
Shutterstock, Inc.*	78	2,359
CalAmp Corp.*	143	2,301
GTT Communications, Inc.*	97	2,256
Blucora, Inc.*	162	2,231
HealthStream, Inc.*	100	2,181
Chegg, Inc.*	301	2,170
Gigamon, Inc.*	108	2,161
Perficient, Inc.*	140	2,160
Coupons.com, Inc.*	240	2,160
FTD Companies, Inc.*	72	2,146
Harmonic, Inc.*	368	2,134
Global Eagle Entertainment, Inc.*	183	2,101
VASCO Data Security International, Inc.*	122	2,079
Textura Corp.*	78	2,016
World Wrestling Entertainment, Inc. — Class A	119	2,011
Iridium Communications, Inc.*	324	1,993
ShoreTel, Inc.*	254	1,897
Q2 Holdings, Inc.*	76	1,879

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Lands’ End, Inc.*	69	$1,864
ePlus, Inc.*	22	1,740
Entravision Communications Corp. — Class A	251	1,667
Blue Nile, Inc.*	47	1,576
Pacific DataVision, Inc.*	51	1,525
Spok Holdings, Inc.	91	1,498
Straight Path Communications, Inc. — Class B*	37	1,495
XO Group, Inc.*	105	1,484
Rubicon Project, Inc.*	102	1,482
Calix, Inc.*	175	1,363
Comtech Telecommunications Corp.	65	1,340
Internap Corp.*	217	1,330
Extreme Networks, Inc.*	394	1,324
Intralinks Holdings, Inc.*	159	1,318
ORBCOMM, Inc.*	235	1,311
DHI Group, Inc.*	175	1,279
Wix.com Ltd.*	73	1,272
FairPoint Communications, Inc.*	82	1,264
RetailMeNot, Inc.*	153	1,261
Safeguard Scientifics, Inc.*	81	1,259
Lionbridge Technologies, Inc.*	253	1,250
Boingo Wireless, Inc.*	145	1,201
RigNet, Inc.*	47	1,199
Yodlee, Inc.*	72	1,161
Sonus Networks, Inc.*	195	1,115
Lumos Networks Corp.	90	1,094
Bazaarvoice, Inc.*	240	1,082
Etsy, Inc.*	78	1,068
Entercom Communications Corp. — Class A*	101	1,026
TrueCar, Inc.*	193	1,006
Alliance Fiber Optic Products, Inc.	57	974
Zix Corp.*	227	956
IDT Corp. — Class B	66	944
Daily Journal Corp.*	5	931
1-800-Flowers.com, Inc. — Class A*	99	901
Black Box Corp.	61	899
Hawaiian Telcom Holdco, Inc.*	43	894
Oclaro, Inc.*	385	886
Telenav, Inc.*	112	875
Angie’s List, Inc.*	173	872
ChannelAdvisor Corp.*	86	855
Millennial Media, Inc.*	471	824
Tribune Publishing Co.	104	815
Overstock.com, Inc.*	47	807
A10 Networks, Inc.*	134	803
QuinStreet, Inc.*	141	783
Reis, Inc.	34	770
NeoPhotonics Corp.*	110	749
Intelsat S.A.*	116	746
Crown Media Holdings, Inc. — Class A*	137	733
Journal Media Group, Inc.	97	728
Martha Stewart Living Omnimedia, Inc. — Class A*	122	727
Liquidity Services, Inc.*	95	702
TeleCommunication Systems, Inc. — Class A*	198	681
Harte-Hanks, Inc.	190	671
TechTarget, Inc.*	77	656
Box, Inc. — Class A*	52	654
KVH Industries, Inc.*	64	640
VirnetX Holding Corp.*	179	637
NTELOS Holdings Corp.*	70	632
Central European Media Enterprises Ltd. — Class A*	291	629
Clearfield, Inc.*	45	604
United Online, Inc.*	58	580
HC2 Holdings, Inc.*	82	575
Aerohive Networks, Inc.*	93	556
Hemisphere Media Group, Inc.*	40	544
Marchex, Inc. — Class B	129	520
EVINE Live, Inc.*	197	516
Sizmek, Inc.*	85	509
Rocket Fuel, Inc.*	109	509
Saga Communications, Inc. — Class A	15	504
Limelight Networks, Inc.*	240	458
ModusLink Global Solutions, Inc.*	149	426
Cumulus Media, Inc. — Class A*	594	418
Preformed Line Products Co.	11	409
RealNetworks, Inc.*	92	376
Marin Software, Inc.*	119	372
Novatel Wireless, Inc.*	149	329
Corindus Vascular Robotics, Inc.*	89	275
Townsquare Media, Inc. — Class A*	27	264
Travelzoo, Inc.*	29	240
Connecture, Inc.*	27	123
MaxPoint Interactive, Inc.*	28	114
Total Communications		411,281

Utilities - 2.5%
IDACORP, Inc.	198	12,814
Cleco Corp.	238	12,671
Piedmont Natural Gas Company, Inc.	311	12,461
WGL Holdings, Inc.	196	11,303
UIL Holdings Corp.	223	11,210
Southwest Gas Corp.	185	10,789
Dynegy, Inc.*	506	10,459
New Jersey Resources Corp.	338	10,150
NorthWestern Corp.	185	9,958
ALLETE, Inc.	192	9,694
ONE Gas, Inc.	207	9,383
Laclede Group, Inc.	171	9,325
PNM Resources, Inc.	314	8,808
Portland General Electric Co.	235	8,688
Avista Corp.	246	8,180
Black Hills Corp.	177	7,317
South Jersey Industries, Inc.	270	6,818
American States Water Co.	150	6,210
El Paso Electric Co.	161	5,928

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

MGE Energy, Inc.	137	$5,643
Ormat Technologies, Inc.	147	5,002
Northwest Natural Gas Co.	108	4,951
California Water Service Group	189	4,181
Otter Tail Corp.	148	3,857
Empire District Electric Co.	172	3,789
Talen Energy Corp.*	329	3,323
Abengoa Yield plc	194	3,211
Chesapeake Utilities Corp.	60	3,185
Unitil Corp.	55	2,028
SJW Corp.	62	1,907
Connecticut Water Service, Inc.	46	1,680
NRG Yield, Inc. — Class C	133	1,544
Middlesex Water Co.	64	1,526
NRG Yield, Inc. — Class A	136	1,516
York Water Co.	51	1,072
Atlantic Power Corp.	481	895
PICO Holdings, Inc.*	91	881
EnerNOC, Inc.*	107	845
Artesian Resources Corp. — Class A	31	748
Consolidated Water Company Ltd.	59	684
Ameresco, Inc. — Class A*	80	470
Genie Energy Ltd. — Class B*	50	412
Spark Energy, Inc. — Class A	13	215
Total Utilities		235,731

Basic Materials - 1.9%
Sensient Technologies Corp.	195	11,953
PolyOne Corp.	352	10,327
Chemtura Corp.*	265	7,584
Balchem Corp.	123	7,475
HB Fuller Co.	200	6,788
Minerals Technologies, Inc.	137	6,598
Commercial Metals Co.	457	6,192
Carpenter Technology Corp.	199	5,924
Kaiser Aluminum Corp.	68	5,456
Olin Corp.	306	5,144
Worthington Industries, Inc.	189	5,005
Stillwater Mining Co.*	476	4,917
Innospec, Inc.	96	4,465
Axiall Corp.	277	4,345
Schweitzer-Mauduit International, Inc.	121	4,160
Quaker Chemical Corp.	53	4,085
OM Group, Inc.	120	3,947
Neenah Paper, Inc.	66	3,846
A. Schulman, Inc.	117	3,799
Clearwater Paper Corp.*	75	3,543
Innophos Holdings, Inc.	82	3,250
Calgon Carbon Corp.	208	3,241
Stepan Co.	76	3,162
Aceto Corp.	115	3,157
Ferro Corp.*	288	3,154
US Silica Holdings, Inc.	223	3,142
Globe Specialty Metals, Inc.	256	3,105
Alcoa, Inc.	319	3,082
PH Glatfelter Co.	171	2,945
Hecla Mining Co.	1,461	2,878
Deltic Timber Corp.	43	2,572
Materion Corp.	79	2,372
Kraton Performance Polymers, Inc.*	124	2,220
AK Steel Holding Corp.*	701	1,689
Koppers Holdings, Inc.	81	1,634
Hawkins, Inc.	42	1,617
Coeur Mining, Inc.*	536	1,512
Cliffs Natural Resources, Inc.	605	1,476
Schnitzer Steel Industries, Inc. — Class A	105	1,422
American Vanguard Corp.	115	1,330
Landec Corp.*	107	1,249
Intrepid Potash, Inc.*	221	1,224
Tronox Ltd. — Class A	250	1,093
Rayonier Advanced Materials, Inc.	170	1,040
OMNOVA Solutions, Inc.*	185	1,025
Ring Energy, Inc.*	101	997
Century Aluminum Co.*	206	948
Orchids Paper Products Co.	36	940
KMG Chemicals, Inc.	39	752
Horsehead Holding Corp.*	223	678
Kronos Worldwide, Inc.	87	540
Rentech, Inc.*	96	538
Energy Fuels, Inc.*	172	501
Oil-Dri Corporation of America	20	458
Uranium Energy Corp.*	385	385
United States Lime & Minerals, Inc.	8	365
Ryerson Holding Corp.*	43	226
Valhi, Inc.	75	142
Total Basic Materials		177,614

Energy - 1.9%
Western Refining, Inc.	281	12,397
PDC Energy, Inc.*	158	8,375
SemGroup Corp. — Class A	173	7,481
Matador Resources Co.*	305	6,326
Delek US Holdings, Inc.	226	6,260
Carrizo Oil & Gas, Inc.*	203	6,200
Oil States International, Inc.*	203	5,305
Parsley Energy, Inc. — Class A*	329	4,958
Exterran Holdings, Inc.	274	4,933
Oasis Petroleum, Inc.*	549	4,765
MRC Global, Inc.*	406	4,527
SEACOR Holdings, Inc.*	72	4,306
McDermott International, Inc.*	993	4,270
Pattern Energy Group, Inc.	220	4,200
Synergy Resources Corp.*	410	4,018
RSP Permian, Inc.*	197	3,989
Ultra Petroleum Corp.*	605	3,866
Atwood Oceanics, Inc.	255	3,777
Bristow Group, Inc.	138	3,610
Flotek Industries, Inc.*	211	3,524

94 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Green Plains, Inc.	150	$2,919
Forum Energy Technologies, Inc.*	235	2,869
Thermon Group Holdings, Inc.*	127	2,609
Matrix Service Co.*	106	2,382
Unit Corp.*	199	2,241
Alon USA Energy, Inc.	123	2,223
SunCoke Energy, Inc.	258	2,007
Helix Energy Solutions Group, Inc.*	418	2,002
Callon Petroleum Co.*	260	1,895
TETRA Technologies, Inc.*	314	1,856
Newpark Resources, Inc.*	332	1,700
Peabody Energy Corp.	1,095	1,511
CARBO Ceramics, Inc.	78	1,481
Renewable Energy Group, Inc.*	174	1,441
Sanchez Energy Corp.*	219	1,347
Par Petroleum Corp.*	64	1,333
REX American Resources Corp.*	26	1,316
Parker Drilling Co.*	483	1,270
Clean Energy Fuels Corp.*	281	1,265
Plug Power, Inc.*	684	1,252
Stone Energy Corp.*	225	1,116
Tesco Corp.	154	1,100
Northern Oil and Gas, Inc.*	243	1,074
Panhandle Oil and Gas, Inc. — Class A	65	1,050
Westmoreland Coal Co.*	72	1,014
Trecora Resources*	79	981
Natural Gas Services Group, Inc.*	50	965
FutureFuel Corp.	97	958
PHI, Inc.*	50	944
Clayton Williams Energy, Inc.*	23	893
Vivint Solar, Inc.*	81	849
Solazyme, Inc.*	316	822
Pacific Ethanol, Inc.*	126	818
Halcon Resources Corp.*	1,528	810
Bonanza Creek Energy, Inc.*	196	798
C&J Energy Services Ltd.*	222	781
FuelCell Energy, Inc.*	989	727
Geospace Technologies Corp.*	52	718
Fairmount Santrol Holdings, Inc.*	252	680
Bill Barrett Corp.*	198	653
Cloud Peak Energy, Inc.*	240	631
Gulfmark Offshore, Inc. — Class A	102	623
Basic Energy Services, Inc.*	178	587
Jones Energy, Inc. — Class A*	115	551
Evolution Petroleum Corp.	98	544
Pioneer Energy Services Corp.*	254	533
Contango Oil & Gas Co.*	70	532
EXCO Resources, Inc.*	658	494
Abraxas Petroleum Corp.*	370	474
SandRidge Energy, Inc.*	1,708	461
Enphase Energy, Inc.*	115	426
Rex Energy Corp.*	201	416
W&T Offshore, Inc.	138	414
Isramco, Inc.*	4	397
Energy XXI Ltd.	372	391
Adams Resources & Energy, Inc.	9	369
Eclipse Resources Corp.*	189	369
Gastar Exploration, Inc.*	320	368
Independence Contract Drilling, Inc.*	70	349
Seventy Seven Energy, Inc.*	235	324
Hallador Energy Co.	43	299
Approach Resources, Inc.*	151	282
Magnum Hunter Resources Corp.*	803	273
Triangle Petroleum Corp.*	184	261
Key Energy Services, Inc.*	554	260
TransAtlantic Petroleum Ltd.*	102	259
ION Geophysical Corp.*	588	229
North Atlantic Drilling Ltd.*	282	217
Erin Energy Corp.*	54	212
Penn Virginia Corp.*	283	150
Earthstone Energy, Inc.*	6	91
Total Energy		173,543

Diversified - 0.1%
HRG Group, Inc.*	310	3,636
National Bank Holdings Corp. — Class A	145	2,977
Tiptree Financial, Inc. — Class A	118	755
Resource America, Inc. — Class A	64	426
Total Diversified		7,794

Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	119	2,755

Total Common Stocks
(Cost $5,276,723)		6,509,931

WARRANTS†† - 0.0%
Tejon Ranch Co.
$10.50, 08/31/16†	54	9
Imperial Holdings, Inc.
$10.75, 10/06/19	4	—
Magnum Hunter Resources Corp.
$8.50, 04/15/16	252	—
Total Warrants
(Cost $344)		9

RIGHTS††† - 0.0%
Furiex Pharmaceuticals, Inc.
Expires 07/03/17	46	—
Omthera Pharmaceuticals, Inc.
Expires 12/31/20	57	—
Leap Wireless International, Inc.
Expires 02/17/16	513	—
Total Rights
(Cost $570)		—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 95

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2015
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 3.1%
Guggenheim Strategy Fund I1	11,732	$291,898
Total Mutual Funds
(Cost $291,757)		291,898

	Face Amount

REPURCHASE AGREEMENTS††,2 - 17.0%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$908,977	908,977
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	347,926	347,926
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	326,524	326,524
Total Repurchase Agreements
(Cost $1,583,427)		1,583,427

Total Investments - 89.9%
(Cost $7,152,821)		$8,385,265
Other Assets & Liabilities, net - 10.1%		940,108
Total Net Assets - 100.0%		$9,325,373

	Units	Unrealized Gain (Loss)

OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc October 2015 Russell 2000 Index Swap, Terminating 10/30/15[3] (Notional Value $2,093,592)	1,902	$19,684
Goldman Sachs International October 2015 Russell 2000 Index Swap, Terminating 10/27/15[3] (Notional Value $510,711)	464	4,751
Credit Suisse Capital, LLC October 2015 Russell 2000 Index Swap, Terminating 10/27/15[3] (Notional Value $4,849,486)	4,406	(93,920)
(Total Notional Value $7,453,789)		$(69,485)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	Repurchase Agreements — See Note 5.
[3]	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

96 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $5,277,637)	$6,509,940
Investments in affiliated issuers, at value (cost $291,757)	291,898
Repurchase agreements, at value (cost $1,583,427)	1,583,427
Total investments (cost $7,152,821)	8,385,265
Foreign currency, at value (cost $5)	5
Segregated cash with broker	1,035,905
Unrealized appreciation on swap agreements	24,435
Cash	107
Receivables:
Dividends	8,390
Fund shares sold	5,498
Foreign taxes reclaim	5
Interest	2
Securities lending income	1
Total assets	9,459,613

Liabilities:
Unrealized depreciation on swap agreements	93,920
Payable for:
Fund shares redeemed	11,781
Swap settlement	8,152
Management fees	7,266
Distribution and service fees	2,938
Transfer agent and administrative fees	2,018
Portfolio accounting fees	807
Securities purchased	88
Miscellaneous	7,270
Total liabilities	134,240
Commitments and contingent liabilities (Note 13)	—
Net assets	$9,325,373

Net assets consist of:
Paid in capital	$8,769,147
Accumulated net investment loss	(88,763)
Accumulated net realized loss on investments	(517,970)
Net unrealized appreciation on investments	1,162,959
Net assets	$9,325,373

A-Class:
Net assets	$468,433
Capital shares outstanding	9,828
Net asset value per share	$47.66
Maximum offering price per share (Net asset value divided by 95.25%)	$50.04

C-Class:
Net assets	$1,399,842
Capital shares outstanding	32,902
Net asset value per share	$42.55

H-Class:
Net assets	$7,457,098
Capital shares outstanding	156,767
Net asset value per share	$47.57

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 97

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $95)	$59,841
Dividends from securities of affiliated issuers	10,528
Income from securities lending, net	1,693
Interest	905
Total investment income	72,967

Expenses:
Management fees	80,615
Transfer agent and administrative fees	22,393
Distribution and service fees:
A-Class	824
C-Class	8,683
H-Class	19,398
Portfolio accounting fees	8,957
Registration fees	8,049
Custodian fees	1,029
Trustees’ fees*	740
Line of credit fees	205
Miscellaneous	6,240
Total expenses	157,133
Net investment loss	(84,166)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$1,131,064
Investments in affiliated issuers	2,146
Swap agreements	(1,491,390)
Futures contracts	(232,482)
Net realized loss	(590,662)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(2,073,955)
Investments in affiliated issuers	141
Swap agreements	(239,517)
Futures contracts	(14,055)
Net change in unrealized appreciation (depreciation)	(2,327,386)
Net realized and unrealized loss	(2,918,048)
Net decrease in net assets resulting from operations	$(3,002,214)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

98 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(84,166)	$(174,277)
Net realized gain (loss) on investments	(590,662)	6,937,664
Net change in unrealized appreciation (depreciation) on investments	(2,327,386)	(2,841,277)
Net increase (decrease) in net assets resulting from operations	(3,002,214)	3,922,110

Distributions to shareholders from:
Net realized gains
A-Class	—	(2,196)
C-Class	—	(7,355)
H-Class	—	(234,847)
Total distributions to shareholders	—	(244,398)

Capital share transactions:
Proceeds from sale of shares
A-Class	3,923,197	1,893,905
C-Class	117,287	98,855
H-Class	65,123,969	232,124,981
Distributions reinvested
A-Class	—	1,903
C-Class	—	7,229
H-Class	—	133,841
Cost of shares redeemed
A-Class	(3,996,330)	(1,896,108)
C-Class	(198,126)	(299,746)
H-Class	(73,665,974)	(236,252,696)
Net decrease from capital share transactions	(8,695,977)	(4,187,836)
Net decrease in net assets	(11,698,191)	(510,124)

Net assets:
Beginning of period	21,023,564	21,533,688
End of period	$9,325,373	$21,023,564
Accumulated net investment loss at end of period	$(88,763)	$(4,597)

Capital share activity:
Shares sold
A-Class	70,037	37,732
C-Class	2,256	2,156
H-Class	1,142,152	4,439,943
Shares issued from reinvestment of distributions
A-Class	—	36
C-Class	—	153
H-Class	—	2,554
Shares redeemed
A-Class	(71,019)	(38,492)
C-Class	(3,956)	(6,473)
H-Class	(1,306,338)	(4,480,213)
Net decrease in shares	(166,868)	(42,604)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 99

RUSSELL 2000® 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$58.05	$53.23	$39.32	$32.20	$34.37	$25.24
Income (loss) from investment operations:
Net investment income (loss)[b]	(.23)	(.39)	(.37)	(.16)	(.39)	(.35)
Net gain (loss) on investments (realized and unrealized)	(10.16)	5.41	14.28	7.28	(1.78)	9.48
Total from investment operations	(10.39)	5.02	13.91	7.12	(2.17)	9.13
Less distributions from:
Net realized gains	—	(.20)	—	—	—	—
Total distributions	—	(.20)	—	—	—	—
Net asset value, end of period	$47.66	$58.05	$53.23	$39.32	$32.20	$34.37

Total Return[c]	(17.90%)	9.48%	35.38%	22.11%	(6.31%)	36.17%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$468	$627	$614	$392	$1,355	$2,312
Ratios to average net assets:
Net investment income (loss)	(0.80%)	(0.74%)	(0.78%)	(0.51%)	(1.24%)	(1.25%)
Total expenses[d]	1.68%	1.70%	1.72%	1.71%	1.73%	1.72%
Portfolio turnover rate	374%	830%	472%	527%	177%	211%

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$52.01	$48.08	$35.78	$29.52	$31.75	$23.50
Income (loss) from investment operations:
Net investment income (loss)[b]	(.40)	(.70)	(.65)	(.34)	(.54)	(.47)
Net gain (loss) on investments (realized and unrealized)	(9.06)	4.83	12.95	6.60	(1.69)	8.72
Total from investment operations	(9.46)	4.13	12.30	6.26	(2.23)	8.25
Less distributions from:
Net realized gains	—	(.20)	—	—	—	—
Total distributions	—	(.20)	—	—	—	—
Net asset value, end of period	$42.55	$52.01	$48.08	$35.78	$29.52	$31.75

Total Return[c]	(18.19%)	8.64%	34.38%	21.21%	(7.02%)	35.11%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,400	$1,800	$1,864	$1,685	$1,839	$2,786
Ratios to average net assets:
Net investment income (loss)	(1.57%)	(1.49%)	(1.55%)	(1.15%)	(1.99%)	(1.90%)
Total expenses[d]	2.43%	2.45%	2.47%	2.46%	2.49%	2.47%
Portfolio turnover rate	374%	830%	472%	527%	177%	211%

100 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$57.94	$53.13	$39.24	$32.13	$34.29	$25.21
Income (loss) from investment operations:
Net investment income (loss)[b]	(.25)	(.40)	(.37)	(.08)	(.37)	(.35)
Net gain (loss) on investments (realized and unrealized)	(10.12)	5.41	14.26	7.19	(1.79)	9.43
Total from investment operations	(10.37)	5.01	13.89	7.11	(2.16)	9.08
Less distributions from:
Net realized gains	—	(.20)	—	—	—	—
Total distributions	—	(.20)	—	—	—	—
Net asset value, end of period	$47.57	$57.94	$53.13	$39.24	$32.13	$34.29

Total Return[c]	(17.90%)	9.48%	35.40%	22.13%	(6.30%)	36.02%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,457	$18,596	$19,056	$44,955	$14,902	$37,780
Ratios to average net assets:
Net investment income (loss)	(0.88%)	(0.76%)	(0.81%)	(0.25%)	(1.24%)	(1.25%)
Total expenses[d]	1.68%	1.70%	1.72%	1.71%	1.73%	1.72%
Portfolio turnover rate	374%	830%	472%	527%	177%	211%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 101

FUND PROFILE (Unaudited)	September 30, 2015

RUSSELL 2000® FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the Russell 2000® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings (% of Total Net Assets)
American Eagle Outfitters, Inc.	0.3%
CubeSmart	0.2%
Tyler Technologies, Inc.	0.2%
Infinera Corp.	0.2%
Mentor Graphics Corp.	0.2%
Anacor Pharmaceuticals, Inc.	0.2%
Manhattan Associates, Inc.	0.2%
Investors Bancorp, Inc.	0.2%
First American Financial Corp.	0.2%
Casey’s General Stores, Inc.	0.2%
Top Ten Total	2.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

102 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
RUSSELL 2000® FUND

	Shares	Value

COMMON STOCKS† - 76.3%

Financial - 19.6%
CubeSmart	1,496	$40,706
Investors Bancorp, Inc.	2,790	34,430
First American Financial Corp.	867	33,873
Strategic Hotels & Resorts, Inc.*	2,202	30,366
CNO Financial Group, Inc.	1,575	29,625
Highwoods Properties, Inc.	752	29,140
Umpqua Holdings Corp.	1,764	28,754
MarketAxess Holdings, Inc.	299	27,770
Prosperity Bancshares, Inc.	560	27,503
Bank of the Ozarks, Inc.	624	27,306
Sovran Self Storage, Inc.	284	26,781
RLJ Lodging Trust	1,057	26,710
Webster Financial Corp.	726	25,867
LaSalle Hotel Properties	904	25,665
Sun Communities, Inc.	373	25,275
MGIC Investment Corp.*	2,717	25,160
Radian Group, Inc.	1,531	24,359
New Residential Investment Corp.	1,843	24,142
PrivateBancorp, Inc. — Class A	629	24,110
DCT Industrial Trust, Inc.	711	23,933
EPR Properties	457	23,567
FirstMerit Corp.	1,326	23,430
Western Alliance Bancorporation*	761	23,370
Stifel Financial Corp.*	543	22,860
Pebblebrook Hotel Trust	642	22,759
Wintrust Financial Corp.	425	22,708
Healthcare Realty Trust, Inc.	901	22,390
Sunstone Hotel Investors, Inc.	1,669	22,081
United Bankshares, Inc.	556	21,122
Medical Properties Trust, Inc.	1,871	20,693
PRA Group, Inc.*	387	20,480
MB Financial, Inc.	601	19,617
Texas Capital Bancshares, Inc.*	366	19,186
Cathay General Bancorp	639	19,144
Fulton Financial Corp.	1,581	19,130
Symetra Financial Corp.	601	19,015
First Industrial Realty Trust, Inc.	886	18,562
Primerica, Inc.	411	18,524
Home BancShares, Inc.	457	18,509
RLI Corp.	345	18,468
Blackhawk Network Holdings, Inc.*	434	18,397
BancorpSouth, Inc.	772	18,350
Valley National Bancorp	1,860	18,302
FNB Corp.	1,397	18,091
GEO Group, Inc.	597	17,755
IBERIABANK Corp.	305	17,754
DiamondRock Hospitality Co.	1,606	17,746
Colony Capital, Inc. — Class A	894	17,486
CyrusOne, Inc.	530	17,310
Washington Federal, Inc.	759	17,268
National Health Investors, Inc.	300	17,247
Ryman Hospitality Properties, Inc.	348	17,132
Hudson Pacific Properties, Inc.	595	17,130
Urban Edge Properties	793	17,121
South State Corp.	220	16,911
Hancock Holding Co.	623	16,852
Acadia Realty Trust	550	16,538
Kennedy-Wilson Holdings, Inc.	742	16,450
First Financial Bankshares, Inc.	513	16,303
UMB Financial Corp.	315	16,005
Cousins Properties, Inc.	1,733	15,978
Janus Capital Group, Inc.	1,174	15,965
Glacier Bancorp, Inc.	604	15,940
Kite Realty Group Trust	669	15,929
BofI Holding, Inc.*	123	15,847
Ellie Mae, Inc.*	235	15,644
Xenia Hotels & Resorts, Inc.	893	15,592
American Equity Investment Life Holding Co.	652	15,198
Mack-Cali Realty Corp.	800	15,104
EverBank Financial Corp.	774	14,938
WisdomTree Investments, Inc.	913	14,727
Columbia Banking System, Inc.	461	14,388
Equity One, Inc.	587	14,288
Sterling Bancorp	959	14,260
CVB Financial Corp.	850	14,195
Pinnacle Financial Partners, Inc.	287	14,181
Selective Insurance Group, Inc.	456	14,163
First Citizens BancShares, Inc. — Class A	62	14,012
EastGroup Properties, Inc.	258	13,978
Evercore Partners, Inc. — Class A	277	13,916
Capitol Federal Financial, Inc.	1,125	13,635
Washington Real Estate Investment Trust	545	13,587
Alexander & Baldwin, Inc.	391	13,423
Lexington Realty Trust	1,643	13,308
National Penn Bancshares, Inc.	1,121	13,172
Retail Opportunity Investments Corp.	796	13,166
New York REIT, Inc.	1,300	13,078
DuPont Fabros Technology, Inc.	505	13,069
Old National Bancorp	936	13,038
WageWorks, Inc.*	286	12,893
Education Realty Trust, Inc.	387	12,752
Argo Group International Holdings Ltd.	223	12,620
Trustmark Corp.	540	12,512
Chesapeake Lodging Trust	477	12,431
Monogram Residential Trust, Inc.	1,332	12,401
PS Business Parks, Inc.	156	12,383
Kemper Corp.	348	12,309
Chambers Street Properties	1,895	12,299
Financial Engines, Inc.	415	12,230
American Assets Trust, Inc.	297	12,135
LTC Properties, Inc.	284	12,118
Community Bank System, Inc.	326	12,117
Sabra Health Care REIT, Inc.	521	12,077
Hilltop Holdings, Inc.*	609	12,064

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 103

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® FUND

	Shares	Value

Invesco Mortgage Capital, Inc.	985	$12,056
BGC Partners, Inc. — Class A	1,466	12,051
Hatteras Financial Corp.	774	11,726
LegacyTexas Financial Group, Inc.	381	11,613
Astoria Financial Corp.	720	11,592
Provident Financial Services, Inc.	589	11,486
Simmons First National Corp. — Class A	239	11,455
Essent Group Ltd.*	445	11,058
Pennsylvania Real Estate Investment Trust	553	10,966
Enstar Group Ltd.*	73	10,950
First Midwest Bancorp, Inc.	624	10,945
Horace Mann Educators Corp.	329	10,929
WesBanco, Inc.	346	10,882
Eagle Bancorp, Inc.*	239	10,875
International Bancshares Corp.	433	10,838
Renasant Corp.	322	10,578
Northwest Bancshares, Inc.	812	10,556
Parkway Properties, Inc.	677	10,534
St. Joe Co.*	538	10,292
Aircastle Ltd.	499	10,284
HFF, Inc. — Class A	303	10,229
CoreSite Realty Corp.	195	10,031
QTS Realty Trust, Inc. — Class A	223	9,743
Independent Bank Corp.	209	9,635
BBCN Bancorp, Inc.	636	9,553
Select Income REIT	501	9,524
Gramercy Property Trust, Inc.	458	9,513
Ramco-Gershenson Properties Trust	633	9,501
STAG Industrial, Inc.	521	9,487
NBT Bancorp, Inc.	352	9,483
First Financial Bancorp	493	9,406
Park National Corp.	104	9,383
Potlatch Corp.	325	9,357
Redwood Trust, Inc.	674	9,328
PennyMac Mortgage Investment Trust	597	9,236
CYS Investments, Inc.	1,265	9,184
Third Point Reinsurance Ltd.*	675	9,079
S&T Bancorp, Inc.	278	9,068
Westamerica Bancorporation	204	9,066
Government Properties Income Trust	563	9,008
Hersha Hospitality Trust	393	8,905
Beneficial Bancorp, Inc.*	662	8,778
Chemical Financial Corp.	270	8,735
United Community Banks, Inc.	426	8,707
Union Bankshares Corp.	361	8,664
iStar, Inc.*	684	8,605
Kearny Financial Corp.	748	8,580
Physicians Realty Trust	562	8,481
Great Western Bancorp, Inc.	331	8,397
MBIA, Inc.*	1,351	8,214
Summit Hotel Properties, Inc.	698	8,146
FelCor Lodging Trust, Inc.	1,146	8,102
Banner Corp.	168	8,025
First Merchants Corp.	302	7,918
Boston Private Financial Holdings, Inc.	664	7,769
Franklin Street Properties Corp.	719	7,729
Encore Capital Group, Inc.*	208	7,696
Investors Real Estate Trust	981	7,593
Capstead Mortgage Corp.	766	7,576
Universal Insurance Holdings, Inc.	256	7,562
AMERISAFE, Inc.	152	7,559
Stewart Information Services Corp.	184	7,527
FNFV Group*	640	7,501
Infinity Property & Casualty Corp.	92	7,410
ServisFirst Bancshares, Inc.	178	7,392
Ameris Bancorp	257	7,389
Apollo Commercial Real Estate Finance, Inc.	467	7,337
FCB Financial Holdings, Inc. — Class A*	224	7,307
Talmer Bancorp, Inc. — Class A	437	7,276
Starwood Waypoint Residential Trust	305	7,268
New Senior Investment Group, Inc.	692	7,238
Tompkins Financial Corp.	134	7,150
ARMOUR Residential REIT, Inc.	352	7,054
TowneBank	364	6,861
Terreno Realty Corp.	344	6,756
Greenhill & Company, Inc.	234	6,662
Navigators Group, Inc.*	85	6,628
City Holding Co.	134	6,606
Nelnet, Inc. — Class A	190	6,575
Chatham Lodging Trust	306	6,573
Safety Insurance Group, Inc.	121	6,552
WSFS Financial Corp.	226	6,511
Berkshire Hills Bancorp, Inc.	236	6,499
First Commonwealth Financial Corp.	712	6,472
Hanmi Financial Corp.	255	6,426
United Fire Group, Inc.	182	6,379
Altisource Residential Corp.	458	6,375
Alexander’s, Inc.	17	6,358
National General Holdings Corp.	321	6,192
Rexford Industrial Realty, Inc.	443	6,109
STORE Capital Corp.	292	6,033
American Capital Mortgage Investment Corp.	409	6,029
Meridian Bancorp, Inc.	440	6,015
Lakeland Financial Corp.	133	6,005
Wilshire Bancorp, Inc.	565	5,938
State Bank Financial Corp.	286	5,914
Cardinal Financial Corp.	257	5,914
Ocwen Financial Corp.*	859	5,764
Northfield Bancorp, Inc.	375	5,704
Employers Holdings, Inc.	255	5,684
Brookline Bancorp, Inc.	560	5,678
Inland Real Estate Corp.	701	5,678
Maiden Holdings Ltd.	405	5,621
PHH Corp.*	397	5,606
Southside Bancshares, Inc.	203	5,593
Walker & Dunlop, Inc.*	212	5,529

104 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® FUND

	Shares	Value

Virtus Investment Partners, Inc.	55	$5,528
Customers Bancorp, Inc.*	214	5,500
Oritani Financial Corp.	352	5,498
Capital Bank Financial Corp. — Class A*	180	5,441
CenterState Banks, Inc.	363	5,336
Universal Health Realty Income Trust	111	5,210
Ambac Financial Group, Inc.*	360	5,209
Heartland Financial USA, Inc.	143	5,189
First Potomac Realty Trust	470	5,170
United Financial Bancorp, Inc.	396	5,168
Sandy Spring Bancorp, Inc.	197	5,157
Greenlight Capital Re Ltd. — Class A*	231	5,147
BNC Bancorp	226	5,024
Marcus & Millichap, Inc.*	109	5,013
Piper Jaffray Cos.*	137	4,955
Walter Investment Management Corp.*	302	4,908
1st Source Corp.	156	4,805
New York Mortgage Trust, Inc.	875	4,804
Yadkin Financial Corp.	223	4,792
FBL Financial Group, Inc. — Class A	77	4,737
Dime Community Bancshares, Inc.	279	4,715
Flushing Financial Corp.	235	4,705
Silver Bay Realty Trust Corp.	291	4,659
Monmouth Real Estate Investment Corp.	474	4,622
ConnectOne Bancorp, Inc.	239	4,613
Washington Trust Bancorp, Inc.	119	4,576
Rouse Properties, Inc.	293	4,565
Heritage Financial Corp.	242	4,554
Ladder Capital Corp. — Class A	318	4,554
Cass Information Systems, Inc.	92	4,520
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	260	4,477
TriCo Bancshares	182	4,472
Diamond Hill Investment Group, Inc.	24	4,465
American Residential Properties, Inc.	258	4,456
Cohen & Steers, Inc.	162	4,447
Community Trust Bancorp, Inc.	125	4,439
TrustCo Bank Corp. NY	760	4,438
Bryn Mawr Bank Corp.	142	4,412
First Interstate BancSystem, Inc. — Class A	157	4,371
Nationstar Mortgage Holdings, Inc.*	314	4,355
United Development Funding IV	245	4,312
Central Pacific Financial Corp.	205	4,299
Stock Yards Bancorp, Inc.	118	4,289
First NBC Bank Holding Co.*	122	4,275
Western Asset Mortgage Capital Corp.	335	4,224
Cedar Realty Trust, Inc.	680	4,223
Agree Realty Corp.	141	4,209
Urstadt Biddle Properties, Inc. — Class A	223	4,179
InfraREIT, Inc.*	175	4,144
Anworth Mortgage Asset Corp.	838	4,140
Ashford Hospitality Trust, Inc.	667	4,069
HomeStreet, Inc.*	176	4,066
Cowen Group, Inc. — Class A*	891	4,063
Saul Centers, Inc.	78	4,037
National Western Life Insurance Co. — Class A	18	4,009
Enterprise Financial Services Corp.	159	4,002
Heritage Insurance Holdings, Inc.*	198	3,907
First Busey Corp.	193	3,835
CoBiz Financial, Inc.	290	3,773
Acacia Research Corp.	408	3,705
Moelis & Co. — Class A	141	3,703
Ashford Hospitality Prime, Inc.	261	3,662
BancFirst Corp.	58	3,660
Investment Technology Group, Inc.	274	3,655
Great Southern Bancorp, Inc.	84	3,637
RAIT Financial Trust	727	3,606
Waterstone Financial, Inc.	264	3,559
Banc of California, Inc.	290	3,558
KCG Holdings, Inc. — Class A*	324	3,554
Forestar Group, Inc.*	269	3,537
MainSource Financial Group, Inc.	173	3,522
Pacific Premier Bancorp, Inc.*	172	3,495
CareTrust REIT, Inc.	307	3,484
Virtu Financial, Inc. — Class A	152	3,484
German American Bancorp, Inc.	119	3,483
Square 1 Financial, Inc. — Class A*	135	3,466
AG Mortgage Investment Trust, Inc.	227	3,455
Real Industry, Inc.*	391	3,449
Flagstar Bancorp, Inc.*	165	3,392
RE/MAX Holdings, Inc. — Class A	94	3,382
Westwood Holdings Group, Inc.	62	3,370
Lakeland Bancorp, Inc.	303	3,366
First BanCorp*	931	3,314
Apollo Residential Mortgage, Inc.	257	3,254
CatchMark Timber Trust, Inc. — Class A	316	3,248
Getty Realty Corp.	204	3,223
Bridge Bancorp, Inc.	119	3,178
Opus Bank	83	3,174
OFG Bancorp	357	3,117
Blue Hills Bancorp, Inc.	224	3,102
Peoples Bancorp, Inc.	147	3,056
OM Asset Management plc	197	3,038
NMI Holdings, Inc. — Class A*	399	3,032
Univest Corporation of Pennsylvania	157	3,018
Clifton Bancorp, Inc.	217	3,012
CU Bancorp*	134	3,010
HomeTrust Bancshares, Inc.*	162	3,005
Independent Bank Group, Inc.	78	2,998
Resource Capital Corp.	268	2,994
Fidelity Southern Corp.	141	2,981
International. FCStone, Inc.*	120	2,963
HCI Group, Inc.	76	2,947
First of Long Island Corp.	109	2,946
Preferred Bank/Los Angeles CA	93	2,939
Anchor BanCorp Wisconsin, Inc.*	69	2,939

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 105

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® FUND

	Shares	Value

Citizens, Inc.*	393	$2,916
Dynex Capital, Inc.	438	2,873
Bank Mutual Corp.	373	2,865
First Financial Corp.	88	2,847
Arlington Asset Investment Corp. — Class A	202	2,838
Stonegate Bank	89	2,831
Mercantile Bank Corp.	135	2,805
Financial Institutions, Inc.	113	2,800
GAMCO Investors, Inc. — Class A	51	2,800
Metro Bancorp, Inc.	95	2,792
Seacoast Banking Corporation of Florida*	190	2,789
Campus Crest Communities, Inc.	517	2,750
State Auto Financial Corp.	120	2,737
Independent Bank Corp.	184	2,716
Federated National Holding Co.	113	2,714
First Defiance Financial Corp.	74	2,705
First Bancorp	158	2,686
Peapack Gladstone Financial Corp.	124	2,625
Ares Commercial Real Estate Corp.	217	2,602
Suffolk Bancorp	94	2,568
OneBeacon Insurance Group Ltd. — Class A	182	2,555
Altisource Portfolio Solutions S.A.*	106	2,527
Southwest Bancorp, Inc.	152	2,494
Whitestone REIT — Class B	216	2,490
National Storage Affiliates Trust	183	2,480
NewBridge Bancorp	287	2,448
Park Sterling Corp.	360	2,448
Arrow Financial Corp.	91	2,427
Camden National Corp.	60	2,424
First Community Bancshares, Inc.	135	2,417
West Bancorporation, Inc.	128	2,400
Enova International, Inc.*	231	2,361
Gladstone Commercial Corp.	166	2,342
Meta Financial Group, Inc.	56	2,339
State National Companies, Inc.	250	2,338
Bank of Marin Bancorp	48	2,304
Triumph Bancorp, Inc.*	133	2,234
Territorial Bancorp, Inc.	85	2,213
Fidelity & Guaranty Life	90	2,209
Federal Agricultural Mortgage Corp. — Class C	84	2,178
Horizon Bancorp	91	2,161
Preferred Apartment Communities, Inc. — Class A	198	2,154
National Bankshares, Inc.	69	2,147
One Liberty Properties, Inc.	100	2,133
TriState Capital Holdings, Inc.*	170	2,120
CorEnergy Infrastructure Trust, Inc.	477	2,108
Peoples Financial Services Corp.	60	2,096
CNB Financial Corp.	115	2,090
Pacific Continental Corp.	156	2,076
First Connecticut Bancorp, Inc.	128	2,063
Bancorp, Inc.*	270	2,057
QCR Holdings, Inc.	93	2,034
NexPoint Residential Trust, Inc.	152	2,031
Independence Realty Trust, Inc.	279	2,011
Armada Hoffler Properties, Inc.	204	1,993
Trupanion, Inc.*	261	1,971
United Community Financial Corp.	393	1,965
Guaranty Bancorp	119	1,960
Republic Bancorp, Inc. — Class A	79	1,939
Citizens & Northern Corp.	98	1,913
Heritage Commerce Corp.	168	1,905
GAIN Capital Holdings, Inc.	258	1,878
MidWestOne Financial Group, Inc.	63	1,843
UMH Properties, Inc.	198	1,841
eHealth, Inc.*	143	1,832
BankFinancial Corp.	147	1,827
OceanFirst Financial Corp.	106	1,825
Bluerock Residential Growth REIT, Inc.	151	1,809
United Insurance Holdings Corp.	137	1,802
Ladenburg Thalmann Financial Services, Inc.*	843	1,779
Consolidated-Tomoka Land Co.	35	1,743
Easterly Government Properties, Inc.	109	1,739
Global Indemnity plc — Class A*	66	1,727
Orchid Island Capital, Inc.	184	1,702
Ames National Corp.	74	1,697
PennyMac Financial Services, Inc. — Class A*	106	1,696
Charter Financial Corp.	133	1,686
Heritage Oaks Bancorp	210	1,672
Oppenheimer Holdings, Inc. — Class A	83	1,661
FRP Holdings, Inc.*	55	1,658
First Bancorp, Inc.	86	1,643
American National Bankshares, Inc.	70	1,642
Baldwin & Lyons, Inc. — Class B	75	1,628
First Business Financial Services, Inc.	69	1,623
Fox Chase Bancorp, Inc.	93	1,614
NewStar Financial, Inc.*	193	1,583
Penns Woods Bancorp, Inc.	38	1,555
Bar Harbor Bankshares	48	1,536
Atlas Financial Holdings, Inc.*	83	1,536
World Acceptance Corp.*	57	1,530
National Interstate Corp.	57	1,521
Sierra Bancorp	94	1,500
Farmers Capital Bank Corp.*	60	1,491
Regional Management Corp.*	96	1,488
Sun Bancorp, Inc.*	77	1,478
Old Second Bancorp, Inc.*	236	1,470
EMC Insurance Group, Inc.	63	1,462
Kansas City Life Insurance Co.	30	1,410
Hingham Institution for Savings	12	1,392
BSB Bancorp, Inc.*	65	1,374
Calamos Asset Management, Inc. — Class A	143	1,356
Cascade Bancorp*	247	1,336
Hallmark Financial Services, Inc.*	113	1,298
Capital City Bank Group, Inc.	86	1,283
Enterprise Bancorp, Inc.	61	1,279

106 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® FUND

	Shares	Value

Crawford & Co. — Class B	227	$1,273
Access National Corp.	58	1,181
Merchants Bancshares, Inc.	40	1,176
National Commerce Corp.*	48	1,151
Century Bancorp, Inc. — Class A	28	1,141
Impac Mortgage Holdings, Inc.*	69	1,128
CommunityOne Bancorp*	98	1,065
Marlin Business Services Corp.	69	1,062
6D Global Technologies, Inc.*,††	357	1,039
Franklin Financial Network, Inc.*	44	983
Donegal Group, Inc. — Class A	68	956
Bear State Financial, Inc.*	107	952
Green Bancorp, Inc.*	81	928
On Deck Capital, Inc.*	93	921
C1 Financial, Inc.*	48	914
Pzena Investment Management, Inc. — Class A	101	899
Stonegate Mortgage Corp.*	116	825
Independence Holding Co.	56	726
JG Wentworth Co. — Class A*	116	572
Ashford, Inc.*	9	571
Hampton Roads Bankshares, Inc.*	274	521
Great Ajax Corp.	35	433
BBX Capital Corp. — Class A*	22	354
Fifth Street Asset Management, Inc.	47	351
CIFC Corp.	48	343
RCS Capital Corp. — Class A*	394	319
Medley Management, Inc. — Class A	48	318
ZAIS Group Holdings, Inc.*	30	283
Altisource Asset Management Corp.*	7	168
Total Financial		3,461,152

Consumer, Non-cyclical - 17.2%
Anacor Pharmaceuticals, Inc.*	328	38,608
West Pharmaceutical Services, Inc.	576	31,174
Team Health Holdings, Inc.*	576	31,122
STERIS Corp.	478	31,055
ABIOMED, Inc.*	334	30,981
Euronet Worldwide, Inc.*	415	30,747
WellCare Health Plans, Inc.*	352	30,336
Amsurg Corp. — Class A*	387	30,073
Ultragenyx Pharmaceutical, Inc.*	307	29,566
Post Holdings, Inc.*	493	29,136
HealthSouth Corp.	732	28,087
Thoratec Corp.*	434	27,454
PAREXEL International Corp.*	441	27,308
Neurocrine Biosciences, Inc.*	683	27,177
TreeHouse Foods, Inc.*	343	26,682
Cepheid*	574	25,945
Deluxe Corp.	399	22,241
Dyax Corp.*	1,165	22,240
United Natural Foods, Inc.*	449	21,781
Molina Healthcare, Inc.*	314	21,619
ACADIA Pharmaceuticals, Inc.*	638	21,099
Myriad Genetics, Inc.*	556	20,839
Clovis Oncology, Inc.*	223	20,507
Helen of Troy Ltd.*	228	20,360
Impax Laboratories, Inc.*	574	20,212
Medicines Co.*	530	20,119
Cimpress N.V.*	262	19,942
Healthcare Services Group, Inc.	572	19,277
Bright Horizons Family Solutions, Inc.*	299	19,208
Prestige Brands Holdings, Inc.*	418	18,878
NuVasive, Inc.*	387	18,660
Heartland Payment Systems, Inc.	293	18,462
Momenta Pharmaceuticals, Inc.*	1,122	18,412
CEB, Inc.	268	18,316
Radius Health, Inc.*	264	18,298
Chemed Corp.	137	18,285
Catalent, Inc.*	748	18,176
Monro Muffler Brake, Inc.	255	17,225
Boston Beer Company, Inc. — Class A*	81	17,059
B&G Foods, Inc.	464	16,913
SUPERVALU, Inc.*	2,350	16,872
Celldex Therapeutics, Inc.*	1,578	16,632
ZIOPHARM Oncology, Inc.*	1,840	16,578
Owens & Minor, Inc.	505	16,130
Lancaster Colony Corp.	165	16,084
Sotheby’s	498	15,925
Portola Pharmaceuticals, Inc.*	370	15,769
Cantel Medical Corp.	275	15,592
Vector Group Ltd.	686	15,520
KYTHERA Biopharmaceuticals, Inc.*	206	15,446
Advisory Board Co.*	339	15,438
On Assignment, Inc.*	414	15,277
Novavax, Inc.*	2,144	15,158
Darling Ingredients, Inc.*	1,322	14,860
Grand Canyon Education, Inc.*	377	14,322
Cempra, Inc.*	509	14,171
Chimerix, Inc.*	365	13,943
DeVry Education Group, Inc.	510	13,877
FTI Consulting, Inc.*	333	13,823
Exact Sciences Corp.*	767	13,798
Sanderson Farms, Inc.	200	13,714
Cal-Maine Foods, Inc.	251	13,707
J&J Snack Foods Corp.	119	13,526
Integra LifeSciences Holdings Corp.*	227	13,518
Masimo Corp.*	350	13,496
Haemonetics Corp.*	413	13,348
Korn/Ferry International	403	13,327
Neogen Corp.*	296	13,317
Snyder’s-Lance, Inc.	391	13,188
Amicus Therapeutics, Inc.*	927	12,969
Matthews International Corp. — Class A	264	12,928
Kite Pharma, Inc.*	231	12,862
Cyberonics, Inc.*	208	12,642
Dean Foods Co.	755	12,473
ICU Medical, Inc.*	113	12,374

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 107

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® FUND

	Shares	Value

ABM Industries, Inc.	448	$12,235
Magellan Health, Inc.*	219	12,139
Pacira Pharmaceuticals, Inc.*	292	12,001
Ligand Pharmaceuticals, Inc. — Class B*	140	11,991
Kindred Healthcare, Inc.	749	11,797
Insulet Corp.*	454	11,763
Cardtronics, Inc.*	359	11,740
Huron Consulting Group, Inc.*	185	11,568
Nektar Therapeutics*	1,052	11,530
Greatbatch, Inc.*	204	11,510
AMN Healthcare Services, Inc.*	380	11,404
Halozyme Therapeutics, Inc.*	848	11,389
Globus Medical, Inc. — Class A*	549	11,342
Prothena Corporation plc*	250	11,335
Travelport Worldwide Ltd.	844	11,158
AMAG Pharmaceuticals, Inc.*	276	10,965
ExamWorks Group, Inc.*	371	10,848
IPC Healthcare, Inc.*	139	10,799
Air Methods Corp.*	314	10,704
Sarepta Therapeutics, Inc.*	332	10,661
Halyard Health, Inc.*	372	10,580
CONMED Corp.	221	10,551
Fresh Del Monte Produce, Inc.	267	10,549
Brink’s Co.	389	10,507
Ironwood Pharmaceuticals, Inc. — Class A*	1,007	10,493
WD-40 Co.	117	10,421
Natus Medical, Inc.*	264	10,415
Rent-A-Center, Inc.	424	10,282
OPKO Health, Inc.*	1,221	10,269
Exelixis, Inc.*	1,803	10,115
Cambrex Corp.*	250	9,920
Multi-Color Corp.	125	9,561
ZS Pharma, Inc.*	145	9,521
EVERTEC, Inc.	526	9,505
Seaboard Corp.*	3	9,237
Insmed, Inc.*	492	9,136
Acorda Therapeutics, Inc.*	342	9,066
Select Medical Holdings Corp.	840	9,064
Depomed, Inc.*	480	9,048
Universal Corp.	181	8,972
Lannett Company, Inc.*	212	8,802
Ensign Group, Inc.	204	8,697
Wright Medical Group, Inc.*	411	8,639
Amedisys, Inc.*	226	8,581
HealthEquity, Inc.*	290	8,570
Merit Medical Systems, Inc.*	352	8,416
FibroGen, Inc.*	383	8,395
MiMedx Group, Inc.*	869	8,386
Apollo Education Group, Inc. — Class A*	755	8,350
Diplomat Pharmacy, Inc.*	289	8,303
Zeltiq Aesthetics, Inc.*	258	8,264
Analogic Corp.	99	8,122
NxStage Medical, Inc.*	506	7,980
Abaxis, Inc.	180	7,918
Tumi Holdings, Inc.*	449	7,911
ARIAD Pharmaceuticals, Inc.*	1,339	7,820
Fresh Market, Inc.*	345	7,794
SpartanNash Co.	301	7,781
Andersons, Inc.	227	7,732
Ophthotech Corp.*	190	7,699
TrueBlue, Inc.*	335	7,527
Merrimack Pharmaceuticals, Inc.*	880	7,489
TESARO, Inc.*	186	7,459
Repligen Corp.*	263	7,325
PTC Therapeutics, Inc.*	271	7,236
HeartWare International, Inc.*	138	7,219
Dynavax Technologies Corp.*	293	7,190
Coca-Cola Bottling Company Consolidated	37	7,155
LDR Holding Corp.*	203	7,010
Intra-Cellular Therapies, Inc.*	174	6,967
Emergent BioSolutions, Inc.*	243	6,923
PharMerica Corp.*	243	6,918
Insperity, Inc.	155	6,809
Omeros Corp.*	607	6,653
ImmunoGen, Inc.*	689	6,614
LifeLock, Inc.*	755	6,614
BioCryst Pharmaceuticals, Inc.*	580	6,612
Endologix, Inc.*	539	6,608
PDL BioPharma, Inc.	1,313	6,604
Diamond Foods, Inc.*	211	6,511
Achillion Pharmaceuticals, Inc.*	940	6,495
Green Dot Corp. — Class A*	367	6,459
Xoom Corp.*	256	6,369
MannKind Corp.*	1,974	6,337
ACCO Brands Corp.*	879	6,214
HMS Holdings Corp.*	708	6,209
PRA Health Sciences, Inc.*	159	6,174
Nevro Corp.*	133	6,170
Navigant Consulting, Inc.*	386	6,141
Alder Biopharmaceuticals, Inc.*	187	6,126
NutriSystem, Inc.	231	6,126
Inogen, Inc.*	126	6,117
USANA Health Sciences, Inc.*	45	6,031
TherapeuticsMD, Inc.*	1,017	5,960
RPX Corp.*	434	5,954
NewLink Genetics Corp.*	166	5,949
Tornier N.V.*	290	5,913
Luminex Corp.*	344	5,817
Meridian Bioscience, Inc.	334	5,711
Heron Therapeutics, Inc.*	234	5,710
Retrophin, Inc.*	280	5,673
Surgical Care Affiliates, Inc.*	172	5,623
McGrath RentCorp	209	5,578
TriNet Group, Inc.*	329	5,527
Central Garden & Pet Co. — Class A*	338	5,445
MacroGenics, Inc.*	252	5,398

108 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® FUND

	Shares	Value

Insys Therapeutics, Inc.*	188	$5,350
Team, Inc.*	166	5,332
Cynosure, Inc. — Class A*	177	5,317
Affymetrix, Inc.*	619	5,286
Calavo Growers, Inc.	118	5,268
Kforce, Inc.	197	5,177
Array BioPharma, Inc.*	1,128	5,144
Ingles Markets, Inc. — Class A	107	5,118
Eagle Pharmaceuticals, Inc.*	69	5,108
Orthofix International N.V.*	150	5,063
AtriCure, Inc.*	227	4,974
Esperion Therapeutics, Inc.*	210	4,954
National Healthcare Corp.	81	4,932
Theravance, Inc.	681	4,890
Capella Education Co.	98	4,853
Strayer Education, Inc.*	88	4,837
Relypsa, Inc.*	261	4,831
Providence Service Corp.*	109	4,750
ICF International, Inc.*	156	4,741
Capital Senior Living Corp.*	236	4,732
Monster Worldwide, Inc.*	728	4,674
Tootsie Roll Industries, Inc.	149	4,662
LHC Group, Inc.*	104	4,656
Sage Therapeutics, Inc.*	110	4,655
Viad Corp.	160	4,638
Enanta Pharmaceuticals, Inc.*	128	4,626
Resources Connection, Inc.	301	4,536
Vascular Solutions, Inc.*	138	4,473
US Physical Therapy, Inc.	99	4,444
Phibro Animal Health Corp. — Class A	140	4,428
Quidel Corp.*	230	4,342
Acceleron Pharma, Inc.*	174	4,333
LendingTree, Inc.*	46	4,279
Atara Biotherapeutics, Inc.*	135	4,244
Synergy Pharmaceuticals, Inc.*	800	4,240
Zafgen, Inc.*	132	4,217
Incorporated Research Holdings, Inc. — Class A*	104	4,160
Atrion Corp.	11	4,125
Anika Therapeutics, Inc.*	129	4,106
Adeptus Health, Inc. — Class A*	50	4,038
Cardiovascular Systems, Inc.*	254	4,023
Spectranetics Corp.*	339	3,997
Sucampo Pharmaceuticals, Inc. — Class A*	199	3,954
Raptor Pharmaceutical Corp.*	644	3,896
CBIZ, Inc.*	396	3,889
Supernus Pharmaceuticals, Inc.*	275	3,858
Hanger, Inc.*	282	3,846
Sorrento Therapeutics, Inc.*	454	3,809
Coherus Biosciences, Inc.*	189	3,788
Akebia Therapeutics, Inc.*	391	3,777
Vanda Pharmaceuticals, Inc.*	334	3,768
Invacare Corp.	259	3,748
Revance Therapeutics, Inc.*	125	3,720
Paylocity Holding Corp.*	124	3,719
Arena Pharmaceuticals, Inc.*	1,936	3,698
Weis Markets, Inc.	88	3,674
Catalyst Pharmaceuticals, Inc.*	1,206	3,618
Boulder Brands, Inc.*	437	3,579
Ennis, Inc.	206	3,576
Lexicon Pharmaceuticals, Inc.*	332	3,566
Cross Country Healthcare, Inc.*	257	3,498
Geron Corp.*	1,265	3,491
Albany Molecular Research, Inc.*	200	3,484
Cerus Corp.*	763	3,464
Triple-S Management Corp. — Class B*	193	3,437
John B Sanfilippo & Son, Inc.	67	3,434
Organovo Holdings, Inc.*	1,260	3,377
Inter Parfums, Inc.	136	3,374
Anthera Pharmaceuticals, Inc.*	554	3,374
Kelly Services, Inc. — Class A	238	3,365
K12, Inc.*	270	3,359
Inovio Pharmaceuticals, Inc.*	574	3,318
Infinity Pharmaceuticals, Inc.*	392	3,312
American Public Education, Inc.*	137	3,213
Spectrum Pharmaceuticals, Inc.*	536	3,205
Progenics Pharmaceuticals, Inc.*	557	3,186
Accuray, Inc.*	632	3,157
Sangamo BioSciences, Inc.*	557	3,141
SP Plus Corp.*	134	3,102
Rockwell Medical, Inc.*	402	3,099
Intersect ENT, Inc.*	132	3,089
Universal American Corp.*	447	3,057
Smart & Final Stores, Inc.*	194	3,048
Genomic Health, Inc.*	142	3,005
Epizyme, Inc.*	232	2,984
Amphastar Pharmaceuticals, Inc.*	254	2,969
Omega Protein Corp.*	174	2,953
Keryx Biopharmaceuticals, Inc.*	829	2,918
Aerie Pharmaceuticals, Inc.*	164	2,909
Ascent Capital Group, Inc. — Class A*	106	2,903
Dermira, Inc.*	124	2,894
Heidrick & Struggles International, Inc.	147	2,859
TG Therapeutics, Inc.*	283	2,853
Landauer, Inc.	77	2,848
Civeo Corp.*	1,917	2,837
Osiris Therapeutics, Inc.*	153	2,826
Agenus, Inc.*	611	2,811
Carriage Services, Inc. — Class A	130	2,807
National Beverage Corp.*	91	2,796
Xencor, Inc.*	228	2,788
Quad/Graphics, Inc.	230	2,783
Accelerate Diagnostics, Inc.*	172	2,783
La Jolla Pharmaceutical Co.*	100	2,779
Healthways, Inc.*	248	2,758
SciClone Pharmaceuticals, Inc.*	397	2,755

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 109

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® FUND

	Shares	Value

Mirati Therapeutics, Inc.*	80	$2,754
Navidea Biopharmaceuticals, Inc.*	1,206	2,750
Arrowhead Research Corp.*	476	2,742
Aegerion Pharmaceuticals, Inc.*	201	2,734
Sagent Pharmaceuticals, Inc.*	177	2,713
Revlon, Inc. — Class A*	92	2,709
Everi Holdings, Inc.*	526	2,698
Spark Therapeutics, Inc.*	64	2,671
AngioDynamics, Inc.*	202	2,664
Foamix Pharmaceuticals Ltd.*	362	2,653
GenMark Diagnostics, Inc.*	337	2,652
Five Prime Therapeutics, Inc.*	172	2,647
BioTelemetry, Inc.*	216	2,644
Hackett Group, Inc.	192	2,640
K2M Group Holdings, Inc.*	141	2,623
RTI Surgical, Inc.*	459	2,607
Zogenix, Inc.*	192	2,592
Concert Pharmaceuticals, Inc.*	137	2,571
Forrester Research, Inc.	80	2,515
ANI Pharmaceuticals, Inc.*	63	2,489
Advaxis, Inc.*	242	2,476
NeoGenomics, Inc.*	428	2,452
Barrett Business Services, Inc.	57	2,447
Elizabeth Arden, Inc.*	209	2,443
Great Lakes Dredge & Dock Corp.*	483	2,434
Oncothyreon, Inc.*	884	2,422
STAAR Surgical Co.*	311	2,413
Tejon Ranch Co.*	110	2,399
James River Group Holdings Ltd.	88	2,366
Northwest Biotherapeutics, Inc.*	374	2,338
Medifast, Inc.*	87	2,337
Ardelyx, Inc.*	133	2,298
Idera Pharmaceuticals, Inc.*	684	2,291
Almost Family, Inc.*	57	2,283
Cara Therapeutics, Inc.*	159	2,272
SurModics, Inc.*	104	2,271
Trevena, Inc.*	217	2,246
Theravance Biopharma, Inc.*	204	2,242
OncoMed Pharmaceuticals, Inc.*	135	2,240
CorVel Corp.*	69	2,229
CryoLife, Inc.	227	2,209
Oxford Immunotec Global plc*	161	2,174
IGI Laboratories, Inc.*	331	2,165
Tetraphase Pharmaceuticals, Inc.*	289	2,156
Civitas Solutions, Inc.*	94	2,154
Chefs’ Warehouse, Inc.*	151	2,138
Antares Pharma, Inc.*	1,238	2,105
Otonomy, Inc.*	118	2,102
Wausau Paper Corp.	328	2,099
Threshold Pharmaceuticals, Inc.*	511	2,080
Versartis, Inc.*	180	2,075
Lion Biotechnologies, Inc.*	360	2,074
Natural Health Trends Corp.	63	2,059
BioDelivery Sciences International, Inc.*	370	2,057
Galena Biopharma, Inc.*	1,294	2,045
Career Education Corp.*	543	2,042
Aratana Therapeutics, Inc.*	237	2,005
OraSure Technologies, Inc.*	451	2,002
CSS Industries, Inc.	75	1,976
Pfenex, Inc.*	131	1,966
Karyopharm Therapeutics, Inc.*	185	1,948
ARC Document Solutions, Inc.*	326	1,940
CTI BioPharma Corp.*	1,316	1,921
ServiceSource International, Inc.*	471	1,884
MoneyGram International, Inc.*	234	1,877
Paratek Pharmaceuticals, Inc.	98	1,862
Corcept Therapeutics, Inc.*	495	1,861
Cytokinetics, Inc.*	277	1,853
Vectrus, Inc.*	84	1,851
XenoPort, Inc.*	527	1,829
InVivo Therapeutics Holdings Corp.*	212	1,827
Curis, Inc.*	890	1,798
Genesis Healthcare, Inc.*	293	1,796
Pacific Biosciences of California, Inc.*	484	1,771
Durect Corp.*	899	1,753
Foundation Medicine, Inc.*	95	1,753
Rigel Pharmaceuticals, Inc.*	705	1,741
Orexigen Therapeutics, Inc.*	818	1,726
NanoString Technologies, Inc.*	107	1,712
BioSpecifics Technologies Corp.*	39	1,698
Farmer Bros Co.*	62	1,690
Ocular Therapeutix, Inc.*	120	1,687
Sequenom, Inc.*	945	1,654
Flexion Therapeutics, Inc.*	111	1,649
Natural Grocers by Vitamin Cottage, Inc.*	72	1,634
Peregrine Pharmaceuticals, Inc.*	1,599	1,631
Addus HomeCare Corp.*	52	1,620
Utah Medical Products, Inc.	30	1,616
Blueprint Medicines Corp.*	75	1,601
OvaScience, Inc.*	188	1,596
Nutraceutical International Corp.*	67	1,582
Seneca Foods Corp. — Class A*	60	1,581
CRA International, Inc.*	73	1,575
Franklin Covey Co.*	98	1,574
Tokai Pharmaceuticals, Inc.*	152	1,573
Senomyx, Inc.*	350	1,561
Limoneira Co.	92	1,539
RadNet, Inc.*	275	1,526
Cutera, Inc.*	116	1,517
Ignyta, Inc.*	172	1,510
Regulus Therapeutics, Inc.*	226	1,478
Exactech, Inc.*	82	1,429
AAC Holdings, Inc.*	64	1,424
Weight Watchers International, Inc.*	221	1,410
Ocata Therapeutics, Inc.*	336	1,404
Heska Corp.*	46	1,402

110 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® FUND

	Shares	Value

Adamas Pharmaceuticals, Inc.*	83	$1,389
Inventure Foods, Inc.*	156	1,385
Electro Rent Corp.	133	1,381
MGP Ingredients, Inc.	86	1,377
Endocyte, Inc.*	300	1,374
Collegium Pharmaceutical, Inc.*	62	1,371
PFSweb, Inc.*	96	1,365
VIVUS, Inc.*	830	1,361
ChemoCentryx, Inc.*	224	1,355
POZEN, Inc.*	232	1,354
Trovagene, Inc.*	237	1,349
Village Super Market, Inc. — Class A	57	1,346
Cellular Biomedicine Group, Inc.*	79	1,337
Nobilis Health Corp.*	256	1,336
Immunomedics, Inc.*	772	1,328
Aduro Biotech, Inc.*	67	1,298
Avalanche Biotechnologies, Inc.*	156	1,285
Synta Pharmaceuticals Corp.*	727	1,265
Alico, Inc.	31	1,258
CytRx Corp.*	529	1,254
BioTime, Inc.*	417	1,251
Tandem Diabetes Care, Inc.*	141	1,242
Genocea Biosciences, Inc.*	173	1,185
Vitae Pharmaceuticals, Inc.*	106	1,167
LeMaitre Vascular, Inc.	95	1,158
Second Sight Medical Products, Inc.*	189	1,121
Liberty Tax, Inc.	48	1,118
Immune Design Corp.*	91	1,110
Stemline Therapeutics, Inc.*	125	1,104
SeaSpine Holdings Corp.*	68	1,102
Pernix Therapeutics Holdings, Inc.*	348	1,100
Assembly Biosciences, Inc.*	115	1,099
Loxo Oncology, Inc.*	62	1,084
Five Star Quality Care, Inc.*	346	1,069
Patriot National, Inc.*	67	1,061
Medgenics, Inc.*	135	1,056
Bridgepoint Education, Inc.*	135	1,029
BioScrip, Inc.*	549	1,027
Nature’s Sunshine Products, Inc.	85	1,018
Harvard Bioscience, Inc.*	268	1,013
Dicerna Pharmaceuticals, Inc.*	121	993
CDI Corp.	114	975
Bellicum Pharmaceuticals, Inc.*	66	959
Pendrell Corp.*	1,330	958
National Research Corp. — Class A	78	931
Applied Genetic Technologies Corp.*	70	920
Unilife Corp.*	926	907
Proteon Therapeutics, Inc.*	62	862
Collectors Universe, Inc.	57	860
Affimed N.V.*	135	833
Synutra International, Inc.*	170	808
TransEnterix, Inc.*	357	807
Fibrocell Science, Inc.*	209	805
Corium International, Inc.*	85	795
Care.com, Inc.*	153	786
Entellus Medical, Inc.*	43	775
NV5 Holdings, Inc.*	41	761
Volt Information Sciences, Inc.*	76	692
Craft Brew Alliance, Inc.*	82	654
T2 Biosystems, Inc.*	73	639
Universal Technical Institute, Inc.	169	593
iRadimed Corp.*	24	585
Agile Therapeutics, Inc.*	83	559
Sientra, Inc.*	54	548
XOMA Corp.*	729	548
CorMedix, Inc.*	274	545
Vital Therapies, Inc.*	134	541
Alimera Sciences, Inc.*	243	537
Veracyte, Inc.*	108	507
Cambium Learning Group, Inc.*	104	496
Cidara Therapeutics, Inc.*	39	496
aTyr Pharma, Inc.*	48	492
Alliance HealthCare Services, Inc.*	50	488
Calithera Biosciences, Inc.*	89	483
XBiotech, Inc.*	32	478
Neff Corp. — Class A*	84	470
Verastem, Inc.*	258	462
Invitae Corp.*	59	426
Lifeway Foods, Inc.*	38	398
SFX Entertainment, Inc.*	734	374
Abeona Therapeutics, Inc.*	91	369
Carbylan Therapeutics, Inc.*	98	350
Asterias Biotherapeutics, Inc.*	84	325
Arcadia Biosciences, Inc.*	65	198
Fairway Group Holdings Corp.*	184	193
Tobira Therapeutics, Inc.*	19	184
Total Consumer, Non-cyclical		3,029,302

Consumer, Cyclical - 10.4%
American Eagle Outfitters, Inc.	3,132	48,954
Casey’s General Stores, Inc.	311	32,008
Burlington Stores, Inc.*	603	30,777
Vail Resorts, Inc.	291	30,462
Buffalo Wild Wings, Inc.*	152	29,401
Restoration Hardware Holdings, Inc.*	299	27,899
Pool Corp.	348	25,161
Ascena Retail Group, Inc.*	1,748	24,315
Allegiant Travel Co. — Class A	107	23,139
Jack in the Box, Inc.	299	23,035
Cracker Barrel Old Country Store, Inc.	153	22,534
Tenneco, Inc.*	491	21,983
Cheesecake Factory, Inc.	390	21,044
Texas Roadhouse, Inc. — Class A	560	20,832
Dana Holding Corp.	1,305	20,723
Big Lots, Inc.	431	20,654
Lithia Motors, Inc. — Class A	182	19,676
G-III Apparel Group Ltd.*	319	19,670

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 111

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® FUND

	Shares	Value

Cooper Tire & Rubber Co.	460	$18,175
Chico’s FAS, Inc.	1,147	18,042
Bloomin’ Brands, Inc.	992	18,035
Wolverine World Wide, Inc.	826	17,874
Asbury Automotive Group, Inc.*	218	17,691
Deckers Outdoor Corp.*	296	17,186
TRI Pointe Group, Inc.*	1,293	16,925
Steven Madden Ltd.*	450	16,479
Men’s Wearhouse, Inc.	387	16,455
Pinnacle Entertainment, Inc.*	484	16,378
Five Below, Inc.*	486	16,321
Group 1 Automotive, Inc.	187	15,923
Papa John’s International, Inc.	232	15,887
HNI Corp.	356	15,272
Ryland Group, Inc.	374	15,270
HSN, Inc.	260	14,882
Churchill Downs, Inc.	108	14,451
Cato Corp. — Class A	421	14,327
Marriott Vacations Worldwide Corp.	207	14,106
Herman Miller, Inc.	477	13,757
Columbia Sportswear Co.	230	13,522
Express, Inc.*	756	13,510
American Woodmark Corp.*	206	13,363
Liberty TripAdvisor Holdings, Inc. — Class A*	598	13,258
La Quinta Holdings, Inc.*	839	13,239
Beacon Roofing Supply, Inc.*	397	12,898
Gentherm, Inc.*	287	12,892
UniFirst Corp.	119	12,710
DineEquity, Inc.	136	12,466
Steelcase, Inc. — Class A	666	12,261
Core-Mark Holding Company, Inc.	185	12,109
American Axle & Manufacturing Holdings, Inc.*	606	12,084
PriceSmart, Inc.	156	12,065
Interface, Inc. — Class A	529	11,871
G&K Services, Inc. — Class A	178	11,858
Abercrombie & Fitch Co. — Class A	556	11,782
Meritage Homes Corp.*	317	11,577
Mobile Mini, Inc.	367	11,300
Genesco, Inc.*	192	10,957
Dorman Products, Inc.*	214	10,890
La-Z-Boy, Inc.	409	10,863
Penn National Gaming, Inc.*	638	10,706
Caleres, Inc.	350	10,686
DreamWorks Animation SKG, Inc. — Class A*	608	10,610
Guess?, Inc.	495	10,573
Children’s Place, Inc.	182	10,496
Popeyes Louisiana Kitchen, Inc.*	185	10,427
Boyd Gaming Corp.*	638	10,399
Essendant, Inc.	307	9,956
Fiesta Restaurant Group, Inc.*	215	9,755
SeaWorld Entertainment, Inc.	547	9,742
Sonic Corp.	416	9,547
Hawaiian Holdings, Inc.*	382	9,428
CalAtlantic Group, Inc.*	1,170	9,360
Bob Evans Farms, Inc.	212	9,190
Select Comfort Corp.*	418	9,146
First Cash Financial Services, Inc.*	226	9,054
KB Home	653	8,848
Oxford Industries, Inc.	117	8,644
Knoll, Inc.	390	8,572
Red Robin Gourmet Burgers, Inc.*	113	8,559
Outerwall, Inc.	148	8,425
Scientific Games Corp. — Class A*	804	8,402
Buckle, Inc.	226	8,355
Meritor, Inc.*	781	8,302
MDC Holdings, Inc.	313	8,194
ScanSource, Inc.*	229	8,120
Crocs, Inc.*	616	7,962
Belmond Ltd. — Class A*	775	7,835
Diamond Resorts International, Inc.*	333	7,789
Vitamin Shoppe, Inc.*	238	7,768
Krispy Kreme Doughnuts, Inc.*	519	7,593
ClubCorp Holdings, Inc.	351	7,532
Denny’s Corp.*	675	7,445
BJ’s Restaurants, Inc.*	172	7,401
Finish Line, Inc. — Class A	368	7,102
International Speedway Corp. — Class A	223	7,074
Hibbett Sports, Inc.*	199	6,967
iRobot Corp.*	238	6,935
SkyWest, Inc.	413	6,889
Dave & Buster’s Entertainment, Inc.*	182	6,885
Virgin America, Inc.*	201	6,880
Mattress Firm Holding Corp.*	164	6,849
Rush Enterprises, Inc. — Class A*	283	6,848
TiVo, Inc.*	777	6,729
Remy International, Inc.	229	6,698
National CineMedia, Inc.	492	6,603
Steiner Leisure Ltd.*	103	6,508
Cooper-Standard Holding, Inc.*	109	6,322
Cash America International, Inc.	220	6,153
Eros International plc*	226	6,145
Zoe’s Kitchen, Inc.*	155	6,121
Wesco Aircraft Holdings, Inc.*	494	6,027
Kirkland’s, Inc.	277	5,967
Wabash National Corp.*	543	5,751
Interval Leisure Group, Inc.	313	5,747
Libbey, Inc.	175	5,707
Standard Motor Products, Inc.	159	5,546
Rentrak Corp.*	102	5,515
Sonic Automotive, Inc. — Class A	263	5,370
Ethan Allen Interiors, Inc.	203	5,361
Universal Electronics, Inc.*	127	5,338
Conn’s, Inc.*	219	5,264
Pep Boys-Manny Moe & Jack*	430	5,242
Callaway Golf Co.	624	5,210
Navistar International Corp.*	408	5,190

112 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® FUND

	Shares	Value

Iconix Brand Group, Inc.*	382	$5,165
Stage Stores, Inc.	510	5,018
Pier 1 Imports, Inc.	721	4,975
Barnes & Noble, Inc.	406	4,917
Performance Sports Group Ltd.*	363	4,871
Taylor Morrison Home Corp. — Class A*	260	4,852
Cavco Industries, Inc.*	71	4,834
Biglari Holdings, Inc.*	13	4,755
M/I Homes, Inc.*	196	4,622
America’s Car-Mart, Inc.*	137	4,533
Ruth’s Hospitality Group, Inc.	279	4,531
Motorcar Parts of America, Inc.*	144	4,513
Regis Corp.*	327	4,284
AMC Entertainment Holdings, Inc. — Class A	170	4,282
H&E Equipment Services, Inc.	250	4,180
Francesca’s Holdings Corp.*	339	4,146
Winnebago Industries, Inc.	215	4,117
Installed Building Products, Inc.*	159	4,020
Tower International, Inc.*	169	4,015
Carmike Cinemas, Inc.*	196	3,938
Haverty Furniture Companies, Inc.	163	3,827
Nautilus, Inc.*	251	3,765
DTS, Inc.*	141	3,765
Chuy’s Holdings, Inc.*	132	3,749
Douglas Dynamics, Inc.	179	3,555
Unifi, Inc.*	119	3,547
Fred’s, Inc. — Class A	297	3,519
Superior Industries International, Inc.	187	3,493
Beazer Homes USA, Inc.*	261	3,479
Carrols Restaurant Group, Inc.*	284	3,380
Movado Group, Inc.	128	3,306
Barnes & Noble Education, Inc.*	257	3,266
William Lyon Homes — Class A*	156	3,214
Sequential Brands Group, Inc.*	222	3,212
Party City Holdco, Inc.*	201	3,210
Isle of Capri Casinos, Inc.*	177	3,087
Ruby Tuesday, Inc.*	497	3,086
LGI Homes, Inc.*	112	3,045
Modine Manufacturing Co.*	383	3,014
Citi Trends, Inc.	124	2,899
MarineMax, Inc.*	204	2,883
Shoe Carnival, Inc.	120	2,856
Lumber Liquidators Holdings, Inc.*	217	2,851
Marcus Corp.	147	2,843
WCI Communities, Inc.*	123	2,783
Zumiez, Inc.*	176	2,751
Culp, Inc.	83	2,662
Daktronics, Inc.	307	2,662
Caesars Acquisition Co. — Class A*	370	2,627
Del Frisco’s Restaurant Group, Inc.*	189	2,625
Caesars Entertainment Corp.*	443	2,609
PetMed Express, Inc.	162	2,608
Kimball International, Inc. — Class B	275	2,602
Tile Shop Holdings, Inc.*	217	2,600
EZCORP, Inc. — Class A*	414	2,554
Century Communities, Inc.*	122	2,422
Veritiv Corp.*	65	2,421
Bassett Furniture Industries, Inc.	86	2,395
Republic Airways Holdings, Inc.*	407	2,352
Arctic Cat, Inc.	104	2,307
Fox Factory Holding Corp.*	136	2,293
Titan International, Inc.	346	2,287
Stein Mart, Inc.	235	2,275
Shake Shack, Inc. — Class A*	46	2,180
Build-A-Bear Workshop, Inc. — Class A*	114	2,153
Perry Ellis International, Inc.*	98	2,152
Vera Bradley, Inc.*	170	2,144
Metaldyne Performance Group, Inc.	102	2,143
Eldorado Resorts, Inc.*	226	2,039
Hooker Furniture Corp.	86	2,024
Malibu Boats, Inc. — Class A*	143	1,999
Habit Restaurants, Inc. — Class A*	92	1,970
Freshpet, Inc.*	185	1,943
Potbelly Corp.*	175	1,927
Tuesday Morning Corp.*	352	1,904
Green Brick Partners, Inc.*	173	1,874
Winmark Corp.	18	1,853
Strattec Security Corp.	29	1,829
PC Connection, Inc.	86	1,783
Miller Industries, Inc.	91	1,778
Container Store Group, Inc.*	126	1,774
Sportsman’s Warehouse Holdings, Inc.*	144	1,774
Boot Barn Holdings, Inc.*	96	1,769
NACCO Industries, Inc. — Class A	36	1,712
Speedway Motorsports, Inc.	94	1,697
Hovnanian Enterprises, Inc. — Class A*	954	1,689
Reading International, Inc. — Class A*	132	1,672
Destination XL Group, Inc.*	287	1,667
Federal-Mogul Holdings Corp.*	243	1,660
Titan Machinery, Inc.*	139	1,596
Jamba, Inc.*	111	1,582
Noodles & Co.*	111	1,572
Big 5 Sporting Goods Corp.	146	1,515
Flexsteel Industries, Inc.	47	1,469
Monarch Casino & Resort, Inc.*	81	1,456
Weyco Group, Inc.	53	1,433
Bravo Brio Restaurant Group, Inc.*	122	1,375
Systemax, Inc.*	181	1,356
Superior Uniform Group, Inc.	75	1,345
AV Homes, Inc.*	99	1,338
VOXX International Corp. — Class A*	177	1,313
JAKKS Pacific, Inc.*	152	1,295
Horizon Global Corp.*	145	1,279
West Marine, Inc.*	144	1,264
Escalade, Inc.	80	1,264
Intrawest Resorts Holdings, Inc.*	144	1,247

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 113

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® FUND

	Shares	Value

Lifetime Brands, Inc.	86	$1,202
El Pollo Loco Holdings, Inc.*	108	1,164
Black Diamond, Inc.*	182	1,143
Bojangles’, Inc.*	66	1,115
J Alexander’s Holdings, Inc.*	111	1,102
Skullcandy, Inc.*	195	1,078
Papa Murphy’s Holdings, Inc.*	73	1,072
Kona Grill, Inc.*	68	1,071
Cherokee, Inc.*	68	1,055
New Home Company, Inc.*	80	1,036
Commercial Vehicle Group, Inc.*	240	967
Johnson Outdoors, Inc. — Class A	41	865
Accuride Corp.*	311	861
Vince Holding Corp.*	247	847
Tilly’s, Inc. — Class A*	102	751
Morgans Hotel Group Co.*	217	720
Castle Brands, Inc.*	533	704
Marine Products Corp.	85	590
Flex Pharma, Inc.*	45	540
Empire Resorts, Inc.*	124	522
Blue Bird Corp.*	41	408
Christopher & Banks Corp.*	298	331
bebe stores, Inc.	228	214
Total Consumer, Cyclical		1,848,362

Industrial - 8.7%
Berry Plastics Group, Inc.*	955	28,716
Teledyne Technologies, Inc.*	283	25,555
FEI Co.	332	24,249
Woodward, Inc.	588	23,932
Curtiss-Wright Corp.	380	23,720
EMCOR Group, Inc.	501	22,169
Con-way, Inc.	461	21,875
Tech Data Corp.*	293	20,071
Dycom Industries, Inc.*	273	19,754
CLARCOR, Inc.	401	19,119
EnerSys	356	19,074
Esterline Technologies Corp.*	249	17,901
Moog, Inc. — Class A*	310	16,762
Generac Holdings, Inc.*	553	16,640
Littelfuse, Inc.	181	16,498
IMAX Corp.*	483	16,321
Louisiana-Pacific Corp.*	1,139	16,219
Belden, Inc.	341	15,921
Barnes Group, Inc.	438	15,789
KLX, Inc.*	422	15,082
Masonite International Corp.*	241	14,600
HEICO Corp. — Class A	319	14,486
Sanmina Corp.*	661	14,127
Rexnord Corp.*	814	13,821
XPO Logistics, Inc.*	572	13,631
Mueller Industries, Inc.	456	13,488
Matson, Inc.	348	13,395
Scorpio Tankers, Inc.	1,430	13,113
Hillenbrand, Inc.	503	13,083
Knowles Corp.*	698	12,864
KapStone Paper and Packaging Corp.	764	12,614
Proto Labs, Inc.*	186	12,462
Applied Industrial Technologies, Inc.	321	12,247
OSI Systems, Inc.*	158	12,160
Knight Transportation, Inc.	500	12,000
Watts Water Technologies, Inc. — Class A	225	11,885
Tetra Tech, Inc.	482	11,718
Simpson Manufacturing Company, Inc.	337	11,286
RBC Bearings, Inc.*	187	11,170
Headwaters, Inc.*	590	11,093
Universal Display Corp.*	322	10,916
Nordic American Tankers Ltd.	713	10,838
Swift Transportation Co. — Class A*	704	10,574
Drew Industries, Inc.	193	10,540
Hub Group, Inc. — Class A*	289	10,522
Vishay Intertechnology, Inc.	1,083	10,494
Apogee Enterprises, Inc.	234	10,448
Coherent, Inc.*	191	10,448
Plexus Corp.*	269	10,378
Franklin Electric Company, Inc.	381	10,375
Forward Air Corp.	248	10,290
Raven Industries, Inc.	605	10,254
AZZ, Inc.	206	10,030
Mueller Water Products, Inc. — Class A	1,287	9,858
Itron, Inc.*	308	9,828
Methode Electronics, Inc.	307	9,793
Advanced Energy Industries, Inc.*	366	9,626
TASER International, Inc.*	428	9,427
MSA Safety, Inc.	234	9,353
Granite Construction, Inc.	315	9,346
Universal Forest Products, Inc.	161	9,286
Exponent, Inc.	208	9,269
Benchmark Electronics, Inc.*	419	9,117
John Bean Technologies Corp.	234	8,951
Werner Enterprises, Inc.	355	8,911
Sturm Ruger & Company, Inc.	150	8,804
Actuant Corp. — Class A	476	8,754
Trex Company, Inc.*	257	8,566
MasTec, Inc.*	534	8,453
HEICO Corp.	171	8,358
Tennant Co.	147	8,258
Comfort Systems USA, Inc.	298	8,123
Aerojet Rocketdyne Holdings, Inc.*	501	8,106
Heartland Express, Inc.	403	8,036
Boise Cascade Co.*	316	7,970
Rogers Corp.*	149	7,924
Greif, Inc. — Class A	246	7,850
Kaman Corp.	218	7,815
Advanced Drainage Systems, Inc.	269	7,782
Ship Finance International Ltd.	474	7,703
Standex International Corp.	102	7,686

114 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® FUND

	Shares	Value

US Ecology, Inc.	173	$7,551
Brady Corp. — Class A	382	7,510
ESCO Technologies, Inc.	209	7,503
Cubic Corp.	173	7,256
Smith & Wesson Holding Corp.*	430	7,254
Lindsay Corp.	106	7,186
EnPro Industries, Inc.	183	7,168
Atlas Air Worldwide Holdings, Inc.*	200	6,912
Briggs & Stratton Corp.	357	6,894
Federal Signal Corp.	500	6,855
Greenbrier Companies, Inc.	211	6,775
II-VI, Inc.*	419	6,738
Badger Meter, Inc.	116	6,735
Albany International Corp. — Class A	226	6,466
AAON, Inc.	327	6,337
Saia, Inc.*	201	6,221
Astronics Corp.*	153	6,186
TriMas Corp.*	362	5,919
Rofin-Sinar Technologies, Inc.*	225	5,834
Harsco Corp.	641	5,814
US Concrete, Inc.*	117	5,591
Primoris Services Corp.	310	5,552
DHT Holdings, Inc.	743	5,513
CIRCOR International, Inc.	137	5,496
CTS Corp.	296	5,479
Encore Wire Corp.	166	5,423
AAR Corp.	284	5,387
ArcBest Corp.	208	5,360
Teekay Tankers Ltd. — Class A	761	5,251
Fabrinet*	283	5,187
Continental Building Products, Inc.*	252	5,176
Builders FirstSource, Inc.*	406	5,148
Astec Industries, Inc.	152	5,094
Sun Hydraulics Corp.	182	5,000
Tidewater, Inc.	376	4,940
Tutor Perini Corp.*	300	4,938
Quanex Building Products Corp.	271	4,924
Era Group, Inc.*	328	4,910
Altra Industrial Motion Corp.	211	4,878
Nortek, Inc.*	77	4,875
FARO Technologies, Inc.*	139	4,865
AVX Corp.	370	4,843
Aegion Corp. — Class A*	293	4,829
PGT, Inc.*	382	4,691
Chart Industries, Inc.*	244	4,687
General Cable Corp.	391	4,653
Echo Global Logistics, Inc.*	237	4,645
Gibraltar Industries, Inc.*	248	4,551
Hyster-Yale Materials Handling, Inc.	76	4,395
Newport Corp.*	319	4,386
MYR Group, Inc.*	167	4,375
Griffon Corp.	274	4,321
Lydall, Inc.*	151	4,302
Roadrunner Transportation Systems, Inc.*	225	4,140
Patrick Industries, Inc.*	102	4,028
NN, Inc.	215	3,978
Scorpio Bulkers, Inc.*	2,688	3,924
Summit Materials, Inc. — Class A*	204	3,829
Haynes International, Inc.	100	3,784
Gorman-Rupp Co.	152	3,643
TAL International Group, Inc.*	266	3,636
Air Transport Services Group, Inc.*	422	3,608
Argan, Inc.	104	3,607
Alamo Group, Inc.	77	3,600
Global Brass & Copper Holdings, Inc.	172	3,528
Celadon Group, Inc.	219	3,508
GSI Group, Inc.*	275	3,501
YRC Worldwide, Inc.*	262	3,474
Hornbeck Offshore Services, Inc.*	256	3,464
Kadant, Inc.	88	3,433
UTI Worldwide, Inc.*	738	3,387
National Presto Industries, Inc.	39	3,286
Navios Maritime Holdings, Inc.	1,305	3,249
TimkenSteel Corp.	319	3,228
GasLog Ltd.	333	3,203
Aerovironment, Inc.*	158	3,166
Marten Transport Ltd.	191	3,088
TTM Technologies, Inc.*	472	2,941
Columbus McKinnon Corp.	161	2,924
Textainer Group Holdings Ltd.	177	2,919
Park Electrochemical Corp.	163	2,867
Kimball Electronics, Inc.*	233	2,780
Stoneridge, Inc.*	224	2,764
DXP Enterprises, Inc.*	101	2,755
American Railcar Industries, Inc.	76	2,748
Tredegar Corp.	200	2,616
Myers Industries, Inc.	195	2,613
Mesa Laboratories, Inc.	23	2,562
Applied Optoelectronics, Inc.*	136	2,554
Checkpoint Systems, Inc.	337	2,443
LSB Industries, Inc.*	158	2,421
GP Strategies Corp.*	104	2,373
Insteel Industries, Inc.	147	2,364
Park-Ohio Holdings Corp.	81	2,338
Frontline Ltd.*	864	2,324
Trinseo S.A.*	92	2,324
Navios Maritime Acquisition Corp.	656	2,309
NCI Building Systems, Inc.*	217	2,294
Powell Industries, Inc.	73	2,197
Blount International, Inc.*	389	2,167
Chase Corp.	55	2,166
American Science & Engineering, Inc.	59	2,098
Stock Building Supply Holdings, Inc.*	118	2,078
PowerSecure International, Inc.*	180	2,074
Dorian LPG Ltd.*	200	2,062
Ply Gem Holdings, Inc.*	172	2,012

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 115

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® FUND

	Shares	Value

NVE Corp.	39	$1,893
Fluidigm Corp.*	230	1,865
Casella Waste Systems, Inc. — Class A*	317	1,839
Furmanite Corp.*	302	1,836
AEP Industries, Inc.*	32	1,835
CECO Environmental Corp.	218	1,785
Ducommun, Inc.*	88	1,766
Ardmore Shipping Corp.	143	1,727
Mistras Group, Inc.*	134	1,722
Kratos Defense & Security Solutions, Inc.*	406	1,713
FreightCar America, Inc.	99	1,699
Sparton Corp.*	79	1,691
Covenant Transportation Group, Inc. — Class A*	94	1,689
TRC Companies, Inc.*	137	1,621
Bel Fuse, Inc. — Class B	83	1,614
ZAGG, Inc.*	236	1,602
Control4 Corp.*	185	1,510
LSI Industries, Inc.	173	1,460
Graham Corp.	81	1,430
CAI International, Inc.*	138	1,391
Hurco Companies, Inc.	53	1,391
Vicor Corp.*	132	1,346
USA Truck, Inc.*	78	1,344
Orion Marine Group, Inc.*	224	1,340
VSE Corp.	33	1,322
Golden Ocean Group Ltd.*	535	1,316
Imprivata, Inc.*	73	1,297
Multi-Fineline Electronix, Inc.*	73	1,219
Vishay Precision Group, Inc.*	101	1,171
Xerium Technologies, Inc.*	88	1,142
Core Molding Technologies, Inc.*	61	1,125
Radiant Logistics, Inc.*	251	1,119
Universal Truckload Services, Inc.	70	1,090
Eagle Bulk Shipping, Inc.*	178	1,056
Heritage-Crystal Clean, Inc.*	101	1,037
LB Foster Co. — Class A	83	1,019
Lawson Products, Inc.*	46	996
Northwest Pipe Co.*	76	993
Hill International, Inc.*	293	961
Nordic American Offshore Ltd.	151	906
Allied Motion Technologies, Inc.	50	889
Power Solutions International, Inc.*	37	840
Safe Bulkers, Inc.	303	836
Twin Disc, Inc.	67	831
PAM Transportation Services, Inc.*	25	826
Omega Flex, Inc.	23	768
Fenix Parts, Inc.*	110	735
Olympic Steel, Inc.	73	726
Handy & Harman Ltd.*	21	504
NL Industries, Inc.*	109	326
Ultrapetrol Bahamas Ltd.*	171	70
Total Industrial		1,549,057

Technology - 8.5%
Tyler Technologies, Inc.*	269	40,165
Mentor Graphics Corp.	1,602	39,457
Manhattan Associates, Inc.*	590	36,757
MAXIMUS, Inc.	527	31,389
Guidewire Software, Inc.*	561	29,497
EPAM Systems, Inc.*	391	29,137
Imperva, Inc.*	423	27,697
Dealertrack Technologies, Inc.*	438	27,665
Cavium, Inc.*	442	27,126
Qlik Technologies, Inc.*	731	26,645
NetScout Systems, Inc.*	736	26,032
Aspen Technology, Inc.*	683	25,893
Microsemi Corp.*	761	24,976
Synaptics, Inc.*	295	24,325
Integrated Device Technology, Inc.*	1,187	24,096
Verint Systems, Inc.*	491	21,187
Blackbaud, Inc.	375	21,045
Fair Isaac Corp.	248	20,956
ACI Worldwide, Inc.*	934	19,726
SYNNEX Corp.	230	19,563
Take-Two Interactive Software, Inc.*	677	19,451
Proofpoint, Inc.*	315	19,000
Medidata Solutions, Inc.*	442	18,613
Convergys Corp.	791	18,281
Electronics for Imaging, Inc.*	375	16,229
Monolithic Power Systems, Inc.	316	16,179
Cirrus Logic, Inc.*	507	15,976
Diebold, Inc.	519	15,450
FleetMatics Group plc*	306	15,022
Entegris, Inc.*	1,122	14,799
Science Applications International Corp.	368	14,797
MicroStrategy, Inc. — Class A*	74	14,539
Ambarella, Inc.*	251	14,505
MKS Instruments, Inc.	427	14,317
CACI International, Inc. — Class A*	193	14,276
Cornerstone OnDemand, Inc.*	431	14,223
Silicon Laboratories, Inc.*	342	14,207
Demandware, Inc.*	267	13,799
Tessera Technologies, Inc.	421	13,645
Fairchild Semiconductor International, Inc. — Class A*	931	13,071
Syntel, Inc.*	280	12,687
Acxiom Corp.*	625	12,350
Intersil Corp. — Class A	1,055	12,344
CommVault Systems, Inc.*	362	12,294
OmniVision Technologies, Inc.*	465	12,211
Virtusa Corp.*	237	12,160
Rambus, Inc.*	924	10,903
Stratasys Ltd.*	407	10,781
Progress Software Corp.*	405	10,461
Synchronoss Technologies, Inc.*	310	10,168
Power Integrations, Inc.	235	9,910

116 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® FUND

	Shares	Value

ExlService Holdings, Inc.*	266	$9,823
Nimble Storage, Inc.*	405	9,769
MedAssets, Inc.*	483	9,689
Envestnet, Inc.*	317	9,500
PMC-Sierra, Inc.*	1,395	9,444
Luxoft Holding, Inc.*	147	9,304
Paycom Software, Inc.*	252	9,049
Omnicell, Inc.*	290	9,019
SPS Commerce, Inc.*	132	8,961
Advanced Micro Devices, Inc.*	5,088	8,751
Bottomline Technologies de, Inc.*	327	8,178
CSG Systems International, Inc.	262	8,070
Super Micro Computer, Inc.*	295	8,042
Semtech Corp.*	531	8,018
Insight Enterprises, Inc.*	310	8,014
Sykes Enterprises, Inc.*	312	7,956
Cabot Microelectronics Corp.*	198	7,671
Callidus Software, Inc.*	442	7,510
Rovi Corp.*	707	7,416
Inphi Corp.*	306	7,356
QLogic Corp.*	698	7,155
MTS Systems Corp.	119	7,153
AVG Technologies N.V.*	328	7,134
Pegasystems, Inc.	286	7,038
RealPage, Inc.*	422	7,014
Monotype Imaging Holdings, Inc.	320	6,982
BroadSoft, Inc.*	233	6,981
HubSpot, Inc.*	150	6,956
2U, Inc.*	192	6,893
Veeco Instruments, Inc.*	323	6,625
Cray, Inc.*	327	6,478
Diodes, Inc.*	300	6,411
Brooks Automation, Inc.	540	6,323
Cvent, Inc.*	187	6,294
Constant Contact, Inc.*	257	6,230
InvenSense, Inc. — Class A*	620	5,760
Qualys, Inc.*	199	5,664
ManTech International Corp. — Class A	216	5,551
Integrated Silicon Solution, Inc.	254	5,458
M/A-COM Technology Solutions Holdings, Inc.*	188	5,450
Ebix, Inc.	214	5,341
MaxLinear, Inc. — Class A*	414	5,150
Quality Systems, Inc.	400	4,992
Photronics, Inc.*	532	4,820
Dot Hill Systems Corp.*	490	4,768
Unisys Corp.*	399	4,748
Mercury Systems, Inc.*	274	4,359
PROS Holdings, Inc.*	191	4,229
Glu Mobile, Inc.*	963	4,208
Globant S.A.*	136	4,160
Interactive Intelligence Group, Inc.*	138	4,100
Xura, Inc.*	182	4,073
Merge Healthcare, Inc.*	552	3,919
TeleTech Holdings, Inc.	146	3,911
Applied Micro Circuits Corp.*	726	3,855
Computer Programs & Systems, Inc.	91	3,834
Actua Corp.*	325	3,822
Silver Spring Networks, Inc.*	291	3,748
inContact, Inc.*	492	3,695
Engility Holdings, Inc.	143	3,687
Lattice Semiconductor Corp.*	934	3,596
Amkor Technology, Inc.*	791	3,552
Ultratech, Inc.*	221	3,540
LivePerson, Inc.*	456	3,447
Epiq Systems, Inc.	259	3,346
Pericom Semiconductor Corp.	179	3,267
Rudolph Technologies, Inc.*	255	3,175
FormFactor, Inc.*	461	3,126
RealD, Inc.*	323	3,104
CEVA, Inc.*	165	3,064
Xcerra Corp.*	487	3,058
Immersion Corp.*	224	2,516
Sapiens International Corporation N.V.	214	2,465
Press Ganey Holdings, Inc.*	82	2,426
Axcelis Technologies, Inc.*	908	2,424
Eastman Kodak Co.*	155	2,421
Vocera Communications, Inc.*	206	2,350
Digi International, Inc.*	199	2,346
Nanometrics, Inc.*	192	2,331
QAD, Inc. — Class A	91	2,330
Tangoe, Inc.*	312	2,246
IXYS Corp.	199	2,221
SciQuest, Inc.*	221	2,210
PDF Solutions, Inc.*	216	2,160
Avid Technology, Inc.*	258	2,054
Cohu, Inc.	207	2,041
Ciber, Inc.*	631	2,007
Benefitfocus, Inc.*	63	1,969
Sigma Designs, Inc.*	283	1,950
MobileIron, Inc.*	624	1,934
American Software, Inc. — Class A	199	1,875
Exar Corp.*	315	1,874
Kopin Corp.*	595	1,868
Digimarc Corp.*	61	1,864
OPOWER, Inc.*	209	1,862
InnerWorkings, Inc.*	297	1,856
Guidance Software, Inc.*	303	1,824
New Relic, Inc.*	46	1,753
Jive Software, Inc.*	373	1,742
Seachange International, Inc.*	267	1,682
Model N, Inc.*	167	1,672
KEYW Holding Corp.*	268	1,648
DSP Group, Inc.*	179	1,631
Carbonite, Inc.*	145	1,614
Everyday Health, Inc.*	173	1,581
Alpha & Omega Semiconductor Ltd.*	198	1,542

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 117

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® FUND

	Shares	Value

Cascade Microtech, Inc.*	109	$1,541
Ultra Clean Holdings, Inc.*	253	1,452
Mattson Technology, Inc.*	599	1,396
Quantum Corp.*	1,979	1,380
Agilysys, Inc.*	123	1,368
Hortonworks, Inc.*	61	1,335
TubeMogul, Inc.*	125	1,315
Brightcove, Inc.*	260	1,279
EMCORE Corp.*	186	1,265
Castlight Health, Inc. — Class B*	270	1,134
Varonis Systems, Inc.*	72	1,122
Silicon Graphics International Corp.*	278	1,093
Barracuda Networks, Inc.*	65	1,013
Violin Memory, Inc.*	727	1,003
Datalink Corp.*	165	985
Park City Group, Inc.*	85	898
Workiva, Inc.*	59	896
Digital Turbine, Inc.*	390	706
Five9, Inc.*	190	703
Imation Corp.*	281	599
Amber Road, Inc.*	141	595
ExOne Co.*	84	564
Apigee Corp.*	41	433
Code Rebel Corp.*	9	64
Total Technology		1,497,194

Communications - 4.9%
Infinera Corp.*	2,020	39,512
j2 Global, Inc.	386	27,347
Houghton Mifflin Harcourt Co.*	1,095	22,239
ViaSat, Inc.*	342	21,988
Ciena Corp.*	987	20,451
Plantronics, Inc.	343	17,442
Time, Inc.	876	16,688
Web.com Group, Inc.*	701	14,776
GrubHub, Inc.*	601	14,628
InterDigital, Inc.	289	14,623
LogMeIn, Inc.*	197	13,428
Sinclair Broadcast Group, Inc. — Class A	530	13,420
Anixter International, Inc.*	228	13,174
New York Times Co. — Class A	1,100	12,991
Gray Television, Inc.*	1,011	12,900
Polycom, Inc.*	1,214	12,723
comScore, Inc.*	275	12,691
Meredith Corp.	294	12,519
NeuStar, Inc. — Class A*	443	12,054
Shutterfly, Inc.*	337	12,049
WebMD Health Corp. — Class A*	302	12,032
Nexstar Broadcasting Group, Inc. — Class A	250	11,838
DigitalGlobe, Inc.*	580	11,032
Media General, Inc.*	767	10,730
Cogent Communications Holdings, Inc.	368	9,995
NETGEAR, Inc.*	332	9,684
Stamps.com, Inc.*	129	9,547
West Corp.	417	9,341
NIC, Inc.	524	9,280
Finisar Corp.*	831	9,249
zulily, Inc. — Class A*	525	9,135
Vonage Holdings Corp.*	1,485	8,732
Zendesk, Inc.*	430	8,475
EW Scripps Co. — Class A	473	8,358
Ubiquiti Networks, Inc.	245	8,303
Scholastic Corp.	213	8,298
Shenandoah Telecommunications Co.	193	8,263
Marketo, Inc.*	278	7,901
RingCentral, Inc. — Class A*	429	7,786
Consolidated Communications Holdings, Inc.	404	7,786
Gogo, Inc.*	503	7,686
Infoblox, Inc.*	453	7,239
Ruckus Wireless, Inc.*	603	7,164
Ixia*	485	7,028
ADTRAN, Inc.	459	6,701
EarthLink Holdings Corp.	825	6,419
MDC Partners, Inc. — Class A	348	6,414
Endurance International Group Holdings, Inc.*	469	6,266
Wayfair, Inc. — Class A*	178	6,241
Atlantic Tele-Network, Inc.	82	6,062
Inteliquent, Inc.	268	5,984
Globalstar, Inc.*	3,809	5,980
8x8, Inc.*	705	5,830
Bankrate, Inc.*	534	5,527
New Media Investment Group, Inc.	357	5,519
Cincinnati Bell, Inc.*	1,677	5,232
Premiere Global Services, Inc.*	372	5,111
Windstream Holdings, Inc.	807	4,955
Loral Space & Communications, Inc.*	105	4,943
General Communication, Inc. — Class A*	280	4,833
Shutterstock, Inc.*	157	4,748
CalAmp Corp.*	290	4,666
Harmonic, Inc.*	793	4,599
GTT Communications, Inc.*	196	4,559
Blucora, Inc.*	327	4,503
VASCO Data Security International, Inc.*	261	4,447
HealthStream, Inc.*	202	4,405
Chegg, Inc.*	611	4,405
Coupons.com, Inc.*	488	4,392
Gigamon, Inc.*	219	4,382
Perficient, Inc.*	283	4,367
FTD Companies, Inc.*	146	4,351
Global Eagle Entertainment, Inc.*	371	4,259
Textura Corp.*	158	4,083
World Wrestling Entertainment, Inc. — Class A	241	4,073
Iridium Communications, Inc.*	657	4,041
Lands’ End, Inc.*	146	3,943
Q2 Holdings, Inc.*	156	3,856
ShoreTel, Inc.*	516	3,855
ePlus, Inc.*	45	3,558

118 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® FUND

	Shares	Value

Entravision Communications Corp. — Class A	510	$3,386
Blue Nile, Inc.*	95	3,186
Spok Holdings, Inc.	192	3,160
Pacific DataVision, Inc.*	104	3,110
Straight Path Communications, Inc. — Class B*	75	3,031
XO Group, Inc.*	212	2,996
Rubicon Project, Inc.*	205	2,979
Calix, Inc.*	355	2,765
Internap Corp.*	440	2,697
Extreme Networks, Inc.*	800	2,688
Comtech Telecommunications Corp.	130	2,679
ORBCOMM, Inc.*	478	2,667
Intralinks Holdings, Inc.*	321	2,661
Wix.com Ltd.*	150	2,613
DHI Group, Inc.*	356	2,602
Safeguard Scientifics, Inc.*	166	2,580
FairPoint Communications, Inc.*	167	2,573
Lionbridge Technologies, Inc.*	515	2,544
RetailMeNot, Inc.*	307	2,530
RigNet, Inc.*	97	2,474
Boingo Wireless, Inc.*	293	2,426
Yodlee, Inc.*	145	2,339
Sonus Networks, Inc.*	396	2,265
Lumos Networks Corp.	182	2,213
HC2 Holdings, Inc.*	315	2,208
Bazaarvoice, Inc.*	488	2,201
Etsy, Inc.*	160	2,190
Entercom Communications Corp. — Class A*	203	2,062
TrueCar, Inc.*	391	2,037
Alliance Fiber Optic Products, Inc.	116	1,982
Rocket Fuel, Inc.*	424	1,980
Zix Corp.*	460	1,937
IDT Corp. — Class B	134	1,916
Daily Journal Corp.*	10	1,862
1-800-Flowers.com, Inc. — Class A*	200	1,820
Black Box Corp.	123	1,813
Oclaro, Inc.*	782	1,799
Hawaiian Telcom Holdco, Inc.*	86	1,787
Telenav, Inc.*	226	1,765
Angie’s List, Inc.*	350	1,764
ChannelAdvisor Corp.*	173	1,720
Millennial Media, Inc.*	955	1,671
Overstock.com, Inc.*	96	1,647
Tribune Publishing Co.	210	1,646
Intelsat S.A.*	254	1,633
A10 Networks, Inc.*	271	1,623
Cumulus Media, Inc. — Class A*	2,301	1,619
QuinStreet, Inc.*	285	1,582
Reis, Inc.	68	1,540
NeoPhotonics Corp.*	223	1,519
Crown Media Holdings, Inc. — Class A*	277	1,482
Martha Stewart Living Omnimedia, Inc. — Class A*	247	1,472
Journal Media Group, Inc.	195	1,463
Liquidity Services, Inc.*	193	1,426
TeleCommunication Systems, Inc. — Class A*	402	1,383
Harte-Hanks, Inc.	386	1,363
TechTarget, Inc.*	157	1,338
Box, Inc. — Class A*	103	1,296
KVH Industries, Inc.*	129	1,290
VirnetX Holding Corp.*	362	1,289
Central European Media Enterprises Ltd. — Class A*	590	1,274
NTELOS Holdings Corp.*	139	1,255
Clearfield, Inc.*	90	1,209
United Online, Inc.*	117	1,170
Aerohive Networks, Inc.*	187	1,118
Hemisphere Media Group, Inc.*	81	1,102
Marchex, Inc. — Class B	260	1,048
EVINE Live, Inc.*	399	1,045
Sizmek, Inc.*	172	1,030
Saga Communications, Inc. — Class A	29	975
Limelight Networks, Inc.*	487	930
ModusLink Global Solutions, Inc.*	302	864
Preformed Line Products Co.	21	780
RealNetworks, Inc.*	185	757
Marin Software, Inc.*	239	748
Novatel Wireless, Inc.*	301	665
Corindus Vascular Robotics, Inc.*	180	556
Townsquare Media, Inc. — Class A*	55	537
Travelzoo, Inc.*	56	463
Connecture, Inc.*	53	242
MaxPoint Interactive, Inc.*	55	224
Total Communications		874,315

Utilities - 2.8%
Portland General Electric Co.	710	26,249
IDACORP, Inc.	403	26,078
Cleco Corp.	484	25,768
Piedmont Natural Gas Company, Inc.	630	25,243
WGL Holdings, Inc.	398	22,952
UIL Holdings Corp.	453	22,772
Southwest Gas Corp.	375	21,870
Dynegy, Inc.*	1,025	21,186
New Jersey Resources Corp.	685	20,571
NorthWestern Corp.	376	20,240
ALLETE, Inc.	390	19,691
ONE Gas, Inc.	421	19,084
Laclede Group, Inc.	347	18,922
PNM Resources, Inc.	637	17,868
Avista Corp.	498	16,559
Black Hills Corp.	359	14,841
South Jersey Industries, Inc.	547	13,812
American States Water Co.	302	12,504
El Paso Electric Co.	323	11,893
MGE Energy, Inc.	277	11,410
Ormat Technologies, Inc.	298	10,141

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 119

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® FUND

	Shares	Value

Northwest Natural Gas Co.	219	$10,039
California Water Service Group	383	8,472
Otter Tail Corp.	300	7,818
Empire District Electric Co.	349	7,688
Talen Energy Corp.*	668	6,747
Abengoa Yield plc	392	6,488
Chesapeake Utilities Corp.	122	6,476
NRG Yield, Inc. — Class C	502	5,828
Unitil Corp.	112	4,131
SJW Corp.	127	3,905
Connecticut Water Service, Inc.	99	3,615
NRG Yield, Inc. — Class A	276	3,077
Middlesex Water Co.	129	3,075
York Water Co.	103	2,165
Atlantic Power Corp.	975	1,814
PICO Holdings, Inc.*	184	1,781
EnerNOC, Inc.*	217	1,714
Artesian Resources Corp. — Class A	63	1,521
Consolidated Water Company Ltd.	118	1,369
Ameresco, Inc. — Class A*	160	941
Genie Energy Ltd. — Class B*	100	823
Spark Energy, Inc. — Class A	24	397
Total Utilities		489,538

Basic Materials - 2.1%
Sensient Technologies Corp.	418	25,622
PolyOne Corp.	713	20,919
Chemtura Corp.*	537	15,369
Balchem Corp.	249	15,132
HB Fuller Co.	403	13,678
Minerals Technologies, Inc.	278	13,388
Commercial Metals Co.	926	12,548
US Silica Holdings, Inc.	857	12,075
Carpenter Technology Corp.	403	11,998
Kaiser Aluminum Corp.	137	10,994
Olin Corp.	620	10,422
Worthington Industries, Inc.	384	10,168
Stillwater Mining Co.*	965	9,969
Innospec, Inc.	194	9,023
Axiall Corp.	562	8,818
Schweitzer-Mauduit International, Inc.	244	8,389
Quaker Chemical Corp.	107	8,248
OM Group, Inc.	243	7,992
Neenah Paper, Inc.	134	7,810
A. Schulman, Inc.	234	7,598
Clearwater Paper Corp.*	152	7,180
Innophos Holdings, Inc.	179	7,096
Calgon Carbon Corp.	422	6,575
Stepan Co.	154	6,408
Aceto Corp.	233	6,396
Ferro Corp.*	584	6,395
Globe Specialty Metals, Inc.	520	6,308
PH Glatfelter Co.	346	5,958
Hecla Mining Co.	2,962	5,835
Deltic Timber Corp.	88	5,263
Materion Corp.	161	4,833
Kraton Performance Polymers, Inc.*	251	4,493
Rayonier Advanced Materials, Inc.	650	3,978
AK Steel Holding Corp.*	1,422	3,427
Koppers Holdings, Inc.	164	3,308
Hawkins, Inc.	85	3,273
Coeur Mining, Inc.*	1,088	3,068
Ring Energy, Inc.*	306	3,020
Cliffs Natural Resources, Inc.	1,226	2,991
Schnitzer Steel Industries, Inc. — Class A	212	2,870
American Vanguard Corp.	233	2,694
Landec Corp.*	216	2,521
Intrepid Potash, Inc.*	449	2,487
Tronox Ltd. — Class A	509	2,224
OMNOVA Solutions, Inc.*	375	2,078
Rentech, Inc.*	366	2,050
Century Aluminum Co.*	441	2,029
Orchids Paper Products Co.	73	1,905
KMG Chemicals, Inc.	77	1,485
Horsehead Holding Corp.*	453	1,377
Kronos Worldwide, Inc.	187	1,161
Energy Fuels, Inc.*	350	1,019
Oil-Dri Corporation of America	39	893
Uranium Energy Corp.*	780	780
United States Lime & Minerals, Inc.	16	730
Ryerson Holding Corp.*	88	462
Valhi, Inc.	153	289
Total Basic Materials		365,019

Energy - 2.0%
Western Refining, Inc.	569	25,104
PDC Energy, Inc.*	320	16,964
SemGroup Corp. — Class A	351	15,177
Matador Resources Co.*	656	13,605
Delek US Holdings, Inc.	459	12,714
Carrizo Oil & Gas, Inc.*	412	12,582
Oil States International, Inc.*	413	10,791
Parsley Energy, Inc. — Class A*	668	10,067
Exterran Holdings, Inc.	555	9,989
Oasis Petroleum, Inc.*	1,113	9,661
RSP Permian, Inc.*	474	9,599
McDermott International, Inc.*	2,144	9,219
MRC Global, Inc.*	824	9,188
SEACOR Holdings, Inc.*	146	8,731
Pattern Energy Group, Inc.	446	8,514
Synergy Resources Corp.*	832	8,154
Ultra Petroleum Corp.*	1,225	7,828
Atwood Oceanics, Inc.	517	7,657
Bristow Group, Inc.	279	7,298
Flotek Industries, Inc.*	428	7,147
Green Plains, Inc.	304	5,916
Forum Energy Technologies, Inc.*	474	5,788
Thermon Group Holdings, Inc.*	257	5,281

120 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
RUSSELL 2000® FUND

	Shares	Value

Sanchez Energy Corp.*	846	$5,203
Matrix Service Co.*	214	4,809
Unit Corp.*	403	4,538
Alon USA Energy, Inc.	250	4,518
SunCoke Energy, Inc.	522	4,061
Helix Energy Solutions Group, Inc.*	847	4,057
Callon Petroleum Co.*	527	3,842
TETRA Technologies, Inc.*	637	3,765
Newpark Resources, Inc.*	673	3,446
Peabody Energy Corp.*	2,222	3,066
CARBO Ceramics, Inc.	157	2,981
Renewable Energy Group, Inc.*	351	2,906
REX American Resources Corp.*	53	2,683
Par Petroleum Corp.*	128	2,666
Parker Drilling Co.*	978	2,572
Clean Energy Fuels Corp.*	570	2,565
Plug Power, Inc.*	1,387	2,538
Stone Energy Corp.*	457	2,267
Basic Energy Services, Inc.*	682	2,251
Tesco Corp.	312	2,228
Northern Oil and Gas, Inc.*	493	2,179
Panhandle Oil and Gas, Inc. — Class A	132	2,133
Westmoreland Coal Co.*	143	2,015
Trecora Resources*	162	2,012
Natural Gas Services Group, Inc.*	102	1,969
FutureFuel Corp.	195	1,927
EXCO Resources, Inc.*	2,530	1,898
PHI, Inc.*	100	1,888
Clayton Williams Energy, Inc.*	47	1,824
Halcon Resources Corp.*	3,297	1,747
Vivint Solar, Inc.*	165	1,729
Solazyme, Inc.*	640	1,664
Pacific Ethanol, Inc.*	255	1,655
Enphase Energy, Inc.*	441	1,632
Bonanza Creek Energy, Inc.*	398	1,620
Rex Energy Corp.*	771	1,596
C&J Energy Services Ltd.*	451	1,588
FuelCell Energy, Inc.*	2,006	1,474
Geospace Technologies Corp.*	105	1,450
Fairmount Santrol Holdings, Inc.*	512	1,382
Bill Barrett Corp.*	400	1,320
Cloud Peak Energy, Inc.*	488	1,283
Gulfmark Offshore, Inc. — Class A	205	1,253
Seventy Seven Energy, Inc.*	899	1,241
Jones Energy, Inc. — Class A*	232	1,111
Evolution Petroleum Corp.	197	1,093
Pioneer Energy Services Corp.*	515	1,082
Approach Resources, Inc.*	578	1,081
Contango Oil & Gas Co.*	139	1,056
Key Energy Services, Inc.*	2,133	1,003
Abraxas Petroleum Corp.*	751	961
SandRidge Energy, Inc.*	3,463	935
ION Geophysical Corp.*	2,262	882
W&T Offshore, Inc.	280	840
Energy XXI Ltd.	755	793
Eclipse Resources Corp.*	384	749
Gastar Exploration, Inc.*	649	746
Independence Contract Drilling, Inc.*	147	732
Adams Resources & Energy, Inc.	17	697
Isramco, Inc.*	7	695
Hallador Energy Co.	87	605
Magnum Hunter Resources Corp.*	1,766	600
Triangle Petroleum Corp.*	373	530
TransAtlantic Petroleum Ltd.*	207	526
North Atlantic Drilling Ltd.*	572	440
Erin Energy Corp.*	111	435
Penn Virginia Corp.*	573	304
Earthstone Energy, Inc.*	13	198
Total Energy		362,509

Diversified - 0.1%
HRG Group, Inc.*	629	7,378
National Bank Holdings Corp. — Class A	319	6,549
Tiptree Financial, Inc. — Class A	239	1,530
Resource America, Inc. — Class A	128	851
Total Diversified		16,308

Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	240	5,556

Total Common Stocks
(Cost $13,719,512)		13,498,312

WARRANTS†† - 0.0%
Tejon Ranch Co.
$10.50, 08/31/16†	29	5
Magnum Hunter Resources Corp.
$8.50, 04/15/16	264	—
Total Warrants
(Cost $150)		5

RIGHTS††† - 0.0%
Leap Wireless International, Inc.
Expires 02/17/16	1,211	—
Furiex Pharmaceuticals, Inc.
Expires 07/03/17	88	—
Omthera Pharmaceuticals, Inc.
Expires 12/31/20	86	—
Total Rights
(Cost $1,952)		—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 121

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2015
RUSSELL 2000® FUND

	Face Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 1.1%
Federal Home Loan Bank[1]
0.10% due 10/23/15	$200,000	$199,988
Total Federal Agency Discount Notes
(Cost $199,988)		199,988

REPURCHASE AGREEMENTS††,2 - 18.2%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	1,851,564	1,851,564
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	708,718	708,718
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	665,122	665,122
Total Repurchase Agreements
(Cost $3,225,404)		3,225,404

Total Investments - 95.6%
(Cost $17,147,006)		$16,923,709
Other Assets & Liabilities, net - 4.4%		780,971
Total Net Assets - 100.0%		$17,704,680

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
December 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $1,861,840)	17	$(105,415)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc October 2015 Russell 2000 Index Swap, Terminating 10/30/15[3] (Notional Value $1,587,909)	1,443	$11,078
Goldman Sachs International October 2015 Russell 2000 Index Swap, Terminating 10/27/15[3] (Notional Value $630,257)	573	5,864
Credit Suisse Capital, LLC October 2015 Russell 2000 Index Swap, Terminating 10/27/15[3] (Notional Value $153,718)	140	(2,977)
(Total Notional Value $2,371,884)		$13,965

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Repurchase Agreements — See Note 5.
[3]	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

122 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments, at value (cost $13,921,602)	$13,698,305
Repurchase agreements, at value (cost $3,225,404)	3,225,404
Total investments (cost $17,147,006)	16,923,709
Foreign currency, at value (cost $19)	19
Segregated cash with broker	407,567
Unrealized appreciation on swap agreements	16,942
Cash	303
Receivables:
Fund shares sold	477,231
Variation margin	28,560
Dividends	17,509
Securities lending income	17
Foreign taxes reclaim	13
Interest	4
Total assets	17,871,874

Liabilities:
Unrealized depreciation on swap agreements	2,977
Payable for:
Fund shares redeemed	123,981
Management fees	11,819
Distribution and service fees	5,809
Transfer agent and administrative fees	3,940
Portfolio accounting fees	2,364
Swap settlement	627
Miscellaneous	15,677
Total liabilities	167,194
Commitments and contingent liabilities (Note 12)	—
Net assets	$17,704,680

Net assets consist of:
Paid in capital	$22,817,021
Accumulated net investment loss	(136,152)
Accumulated net realized loss on investments	(4,661,442)
Net unrealized depreciation on investments	(314,747)
Net assets	$17,704,680

A-Class:
Net assets	$2,053,057
Capital shares outstanding	60,306
Net asset value per share	$34.04
Maximum offering price per share (Net asset value divided by 95.25%)	$35.74

C-Class:
Net assets	$2,870,604
Capital shares outstanding	91,413
Net asset value per share	$31.40

H-Class:
Net assets	$12,781,019
Capital shares outstanding	376,420
Net asset value per share	$33.95

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 123

RUSSELL 2000® FUND

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends (net of foreign withholding tax of $235)	$134,360
Income from securities lending, net	3,692
Interest	2,997
Total investment income	141,049

Expenses:
Management fees	124,859
Transfer agent and administrative fees	41,620
Distribution and service fees:
A-Class	6,834
C-Class	18,476
H-Class	30,169
Portfolio accounting fees	24,973
Registration fees	17,031
Custodian fees	1,906
Trustees’ fees*	1,497
Miscellaneous	9,468
Total expenses	276,833
Net investment loss	(135,784)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(2,348,400)
Swap agreements	(2,060,690)
Futures contracts	45,052
Net realized loss	(4,364,038)
Net change in unrealized appreciation (depreciation) on:
Investments	(441,930)
Swap agreements	(32,291)
Futures contracts	(451,180)
Net change in unrealized appreciation (depreciation)	(925,401)
Net realized and unrealized loss	(5,289,439)
Net decrease in net assets resulting from operations	$(5,425,223)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

124 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(135,784)	$(416,534)
Net realized gain (loss) on investments	(4,364,038)	13,808,708
Net change in unrealized appreciation (depreciation) on investments	(925,401)	(10,497,814)
Net increase (decrease) in net assets resulting from operations	(5,425,223)	2,894,360

Distributions to shareholders from:
Net realized gains
A-Class	—	(428,859)
C-Class	—	(120,935)
H-Class	—	(2,896,710)
Total distributions to shareholders	—	(3,446,504)

Capital share transactions:
Proceeds from sale of shares
A-Class	14,139,105	44,122,051
C-Class	10,482,770	22,066,473
H-Class	111,087,200	516,907,387
Distributions reinvested
A-Class	—	423,430
C-Class	—	105,736
H-Class	—	2,810,032
Cost of shares redeemed
A-Class	(25,097,356)	(34,232,043)
C-Class	(11,398,976)	(21,273,536)
H-Class	(122,163,510)	(534,945,783)
Net decrease from capital share transactions	(22,950,767)	(4,016,253)
Net decrease in net assets	(28,375,990)	(4,568,397)

Net assets:
Beginning of period	46,080,670	50,649,067
End of period	$17,704,680	$46,080,670
Accumulated net investment loss at end of period	$(136,152)	$(368)

Capital share activity:
Shares sold
A-Class	363,070	1,191,618
C-Class	297,591	636,256
H-Class	2,899,566	14,045,560
Shares issued from reinvestment of distributions
A-Class	—	11,478
C-Class	—	3,089
H-Class	—	76,360
Shares redeemed
A-Class	(660,744)	(930,285)
C-Class	(324,490)	(612,792)
H-Class	(3,242,485)	(14,573,641)
Net decrease in shares	(667,492)	(152,357)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 125

RUSSELL 2000® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$38.88	$37.80	$32.26	$28.20	$28.54	$22.96
Income (loss) from investment operations:
Net investment income (loss)[b]	(.17)	(.25)	(.27)	(.13)	(.23)	(.24)
Net gain (loss) on investments (realized and unrealized)	(4.67)	2.61	7.54	4.19	(.11)	5.82
Total from investment operations	(4.84)	2.36	7.27	4.06	(.34)	5.58
Less distributions from:
Net realized gains	—	(1.28)	(1.73)	—	—	—
Total distributions	—	(1.28)	(1.73)	—	—	—
Net asset value, end of period	$34.04	$38.88	$37.80	$32.26	$28.20	$28.54

Total Return[c]	(12.45%)	6.42%	22.87%	14.40%	(1.19%)	24.30%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,053	$13,920	$3,219	$3,723	$670	$755
Ratios to average net assets:
Net investment income (loss)	(0.87%)	(0.67%)	(0.77%)	(0.44%)	(0.89%)	(1.01%)
Total expenses	1.57%	1.57%	1.60%	1.55%	1.58%	1.56%
Portfolio turnover rate	256%	947%	267%	160%	121%	284%

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$36.00	$35.36	$30.54	$26.90	$27.46	$22.29
Income (loss) from investment operations:
Net investment income (loss)[b]	(.26)	(.60)	(.48)	(.31)	(.46)	(.47)
Net gain (loss) on investments (realized and unrealized)	(4.34)	2.52	7.03	3.95	(.10)	5.64
Total from investment operations	(4.60)	1.92	6.55	3.64	(.56)	5.17
Less distributions from:
Net realized gains	—	(1.28)	(1.73)	—	—	—
Total distributions	—	(1.28)	(1.73)	—	—	—
Net asset value, end of period	$31.40	$36.00	$35.36	$30.54	$26.90	$27.46

Total Return[c]	(12.78%)	5.61%	21.78%	13.53%	(2.04%)	23.25%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,871	$4,259	$3,245	$2,599	$6,285	$7,068
Ratios to average net assets:
Net investment income (loss)	(1.47%)	(1.77%)	(1.47%)	(1.19%)	(1.83%)	(1.87%)
Total expenses	2.33%	2.57%	2.37%	2.31%	2.34%	2.31%
Portfolio turnover rate	256%	947%	267%	160%	121%	284%

126 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$38.79	$37.73	$32.25	$28.16	$28.52	$22.93
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.28)	(.27)	(.12)	(.22)	(.27)
Net gain (loss) on investments (realized and unrealized)	(4.71)	2.62	7.48	4.21	(.14)	5.86
Total from investment operations	(4.84)	2.34	7.21	4.09	(.36)	5.59
Less distributions from:
Net realized gains	—	(1.28)	(1.73)	—	—	—
Total distributions	—	(1.28)	(1.73)	—	—	—
Net asset value, end of period	$33.95	$38.79	$37.73	$32.25	$28.16	$28.52

Total Return[c]	(12.48%)	6.37%	22.69%	14.52%	(1.26%)	24.32%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,781	$27,902	$44,185	$101,053	$63,447	$32,389
Ratios to average net assets:
Net investment income (loss)	(0.70%)	(0.77%)	(0.78%)	(0.42%)	(0.83%)	(1.09%)
Total expenses	1.58%	1.58%	1.59%	1.52%	1.58%	1.57%
Portfolio turnover rate	256%	947%	267%	160%	121%	284%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 127

FUND PROFILE (Unaudited)	September 30, 2015

INVERSE RUSSELL 2000® STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	March 31, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	31.6%
Fannie Mae	7.3%
Total	38.9%

“Largest Holdings” exclude any temporary cash or derivative investments.

128 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
INVERSE RUSSELL 2000® STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 31.6%
Guggenheim Strategy Fund I1	349,828	$8,703,732
Total Mutual Funds
(Cost $8,707,425)		8,703,732

	Face Amount

FEDERAL AGENCY NOTES†† - 7.3%
Fannie Mae[2]
0.20% due 09/08/17	$2,000,000	1,999,324
Total Federal Agency Notes
(Cost $1,999,608)		1,999,324

FEDERAL AGENCY DISCOUNT NOTES†† - 3.6%
Freddie Mac[2]
0.15% due 12/04/15	1,000,000	999,804
Total Federal Agency Discount Notes
(Cost $999,733)		999,804

REPURCHASE AGREEMENTS††,3 - 49.9%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	7,865,620	7,865,620
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	3,010,700	3,010,700
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	2,825,500	2,825,500
Total Repurchase Agreements
(Cost $13,701,820)		13,701,820

Total Investments - 92.4%
(Cost $25,408,586)		$25,404,680
Other Assets & Liabilities, net - 7.6%		2,075,791
Total Net Assets - 100.0%		$27,480,471

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $2,847,520)	26	$128,655

	Units

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC October 2015 Russell 2000 Index Swap, Terminating 10/27/15[4] (Notional Value $1,115,777)	1,014	$21,543
Goldman Sachs International October 2015 Russell 2000 Index Swap, Terminating 10/27/15[4] (Notional Value $10,059,605)	9,139	(93,932)
Barclays Bank plc October 2015 Russell 2000 Index Swap, Terminating 10/30/15[4] (Notional Value $13,384,690)	12,160	(129,391)
(Total Notional Value $24,560,072)		$(201,780)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 5.
[4]	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 129

INVERSE RUSSELL 2000® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $2,999,341)	$2,999,128
Investments in affiliated issuers, at value (cost $8,707,425)	8,703,732
Repurchase agreements, at value (cost $13,701,820)	13,701,820
Total investments (cost $25,408,586)	25,404,680
Segregated cash with broker	2,958,063
Unrealized appreciation on swap agreements	21,543
Receivables:
Fund shares sold	37,459
Dividends	5,651
Interest	282
Total assets	28,427,678

Liabilities:
Unrealized depreciation on swap agreements	223,323
Payable for:
Fund shares redeemed	615,207
Variation margin	43,680
Management fees	20,551
Swap settlement	15,733
Distribution and service fees	6,814
Transfer agent and administrative fees	5,708
Securities purchased	5,651
Portfolio accounting fees	2,283
Miscellaneous	8,257
Total liabilities	947,207
Commitments and contingent liabilities (Note 12)	—
Net assets	$27,480,471

Net assets consist of:
Paid in capital	$79,027,605
Accumulated net investment loss	(144,857)
Accumulated net realized loss on investments	(51,325,246)
Net unrealized depreciation on investments	(77,031)
Net assets	$27,480,471

A-Class:
Net assets	$820,591
Capital shares outstanding	25,385
Net asset value per share	$32.33
Maximum offering price per share (Net asset value divided by 95.25%)	$33.94

C-Class:
Net assets	$1,802,225
Capital shares outstanding	60,862
Net asset value per share	$29.61

H-Class:
Net assets	$24,857,655
Capital shares outstanding	766,922
Net asset value per share	$32.41

STATEMENT OF OPERATIONS
Period Ended September 30, 2015

Investment Income:
Dividends from securities of affiliated issuers	$15,002
Interest	2,277
Total investment income	17,279

Expenses:
Management fees	59,141
Transfer agent and administrative fees	16,428
Distribution and service fees:
A-Class	979
C-Class	8,097
H-Class	13,425
Portfolio accounting fees	6,571
Custodian fees	758
Trustees’ fees*	426
Miscellaneous	10,952
Total expenses	116,777
Net investment loss	(99,498)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(407)
Swap agreements	1,324,703
Futures contracts	448,667
Net realized gain	1,772,963
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,621)
Investments in affiliated issuers	(3,693)
Swap agreements	(128,950)
Futures contracts	122,895
Net change in unrealized appreciation (depreciation)	(11,369)
Net realized and unrealized gain	1,761,594
Net increase in net assets resulting from operations	$1,662,096

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

130 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(99,498)	$(356,667)
Net realized gain (loss) on investments	1,772,963	(2,623,240)
Net change in unrealized appreciation (depreciation) on investments	(11,369)	124,941
Net increase (decrease) in net assets resulting from operations	1,662,096	(2,854,966)

Capital share transactions:
Proceeds from sale of shares
A-Class	384,110	15,968,383
C-Class	448,693	6,202,950
H-Class	51,836,451	115,461,343
Cost of shares redeemed
A-Class	(519,126)	(21,273,561)
C-Class	(489,673)	(4,906,679)
H-Class	(34,190,188)	(119,810,604)
Net increase (decrease) from capital share transactions	17,470,267	(8,358,168)
Net increase (decrease) in net assets	19,132,363	(11,213,134)

Net assets:
Beginning of period	8,348,108	19,561,242
End of period	$27,480,471	$8,348,108
Accumulated net investment loss at end of period	$(144,857)	$(45,359)

Capital share activity:
Shares sold
A-Class	12,337	473,685
C-Class	15,760	204,651
H-Class	1,688,940	3,469,349
Shares redeemed
A-Class	(17,537)	(664,308)
C-Class	(17,420)	(160,695)
H-Class	(1,119,139)	(3,625,353)
Net increase (decrease) in shares	562,941	(302,671)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 131

INVERSE RUSSELL 2000® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]	Year Ended March 31, 2011[e]
Per Share Data
Net asset value, beginning of period	$29.22	$33.01	$43.21	$52.38	$59.31	$81.01
Income (loss) from investment operations:
Net investment income (loss)[b]	(.21)	(.46)	(.61)	(.81)	(1.02)	(1.14)
Net gain (loss) on investments (realized and unrealized)	3.32	(3.33)	(9.59)	(8.36)	(5.91)	(20.56)
Total from investment operations	3.11	(3.79)	(10.20)	(9.17)	(6.93)	(21.70)
Net asset value, end of period	$32.33	$29.22	$33.01	$43.21	$52.38	$59.31

Total Return[c]	10.64%	(11.48%)	(23.59%)	(17.53%)	(11.68%)	(26.78%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$821	$894	$7,302	$635	$612	$1,114
Ratios to average net assets:
Net investment income (loss)	(1.41%)	(1.40%)	(1.69%)	(1.60%)	(1.66%)	(1.53%)
Total expenses[d]	1.68%	1.71%	1.72%	1.72%	1.75%	1.71%
Portfolio turnover rate	24%	189%	—	—	—	—

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]	Year Ended March 31, 2011[e]
Per Share Data
Net asset value, beginning of period	$26.86	$30.59	$40.30	$49.22	$56.14	$77.26
Income (loss) from investment operations:
Net investment income (loss)[b]	(.29)	(.63)	(.83)	(1.14)	(1.41)	(1.65)
Net gain (loss) on investments (realized and unrealized)	3.04	(3.10)	(8.88)	(7.78)	(5.51)	(19.47)
Total from investment operations	2.75	(3.73)	(9.71)	(8.92)	(6.92)	(21.12)
Net asset value, end of period	$29.61	$26.86	$30.59	$40.30	$49.22	$56.14

Total Return[c]	10.24%	(12.19%)	(24.08%)	(18.16%)	(12.29%)	(27.34%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,802	$1,680	$568	$409	$837	$1,158
Ratios to average net assets:
Net investment income (loss)	(2.16%)	(2.13%)	(2.45%)	(2.35%)	(2.43%)	(2.28%)
Total expenses[d]	2.43%	2.45%	2.47%	2.47%	2.51%	2.46%
Portfolio turnover rate	24%	189%	—	—	—	—

132 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]	Year Ended March 31, 2011[e]
Per Share Data
Net asset value, beginning of period	$29.30	$33.11	$43.26	$52.42	$59.37	$81.03
Income (loss) from investment operations:
Net investment income (loss)[b]	(.22)	(.46)	(.65)	(.84)	(1.05)	(1.14)
Net gain (loss) on investments (realized and unrealized)	3.33	(3.35)	(9.50)	(8.32)	(5.90)	(20.52)
Total from investment operations	3.11	(3.81)	(10.15)	(9.16)	(6.95)	(21.66)
Net asset value, end of period	$32.41	$29.30	$33.11	$43.26	$52.42	$59.37

Total Return[c]	10.61%	(11.51%)	(23.46%)	(17.46%)	(11.72%)	(26.73%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,858	$5,775	$11,691	$12,822	$17,283	$9,572
Ratios to average net assets:
Net investment income (loss)	(1.42%)	(1.41%)	(1.69%)	(1.62%)	(1.70%)	(1.53%)
Total expenses[d]	1.69%	1.70%	1.72%	1.74%	1.77%	1.71%
Portfolio turnover rate	24%	189%	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse share split — Per share amounts for the periods presented through February 7, 2014 have been restated to reflect a 1:3 reverse share split effective February 7, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 133

FUND PROFILE (Unaudited)	September 30, 2015

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The Fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
Investor Class	January 3, 1994
Advisor Class	August 1, 2003
A-Class	March 31, 2004
C-Class	May 2, 2001
H-Class	September 18, 2014

The Fund invests principally in U.S. Government securities and in derivative investments such as futures contracts.

Largest Holdings (% of Total Net Assets)
U.S. Treasury Bonds	66.7%
Guggenheim Strategy Fund I	7.5%
Total	74.2%

“Largest Holdings” exclude any temporary cash or derivative investments.

134 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
GOVERNMENT LONG BOND 1.2x STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 7.5%
Guggenheim Strategy Fund I1	363,716	$9,049,255
Total Mutual Funds
(Cost $9,049,184)		9,049,255

	Face Amount

U.S. GOVERNMENT SECURITIES†† - 66.7%
U.S. Treasury Bonds
2.87% due 08/15/45	$80,200,000	80,212,532
Total U.S. Government Securities
(Cost $77,760,290)		80,212,532

REPURCHASE AGREEMENTS††,2 - 27.0%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	18,609,698	18,609,698
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	7,123,180	7,123,180
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	6,685,005	6,685,005
Total Repurchase Agreements
(Cost $32,417,883)		32,417,883

Total Investments - 101.2%
(Cost $119,227,357)		$121,679,670
Other Assets & Liabilities, net - (1.2)%		(1,472,436)
Total Net Assets - 100.0%		$120,207,234

	Contracts	Unrealized Gain

INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2015 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $76,252,344)	475	$1,212,635

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	Repurchase Agreements — See Note 5.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 135

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $77,760,290)	$80,212,532
Investments in affiliated issuers, at value (cost $9,049,184)	9,049,255
Repurchase agreements, at value (cost $32,417,883)	32,417,883
Total investments (cost $119,227,357)	121,679,670
Segregated cash with broker	1,947,500
Receivables:
Fund shares sold	4,356,823
Securities sold	800,125
Interest	300,331
Dividends	955
Total assets	129,085,404

Liabilities:
Payable for:
Fund shares redeemed	4,474,544
Securities purchased	4,000,831
Variation margin	267,188
Management fees	47,736
Transfer agent and administrative fees	19,095
Distribution and service fees	18,690
Portfolio accounting fees	9,547
Miscellaneous	40,539
Total liabilities	8,878,170
Commitments and contingent liabilities (Note 12)	—
Net assets	$120,207,234

Net assets consist of:
Paid in capital	$128,851,811
Undistributed net investment income	3,287
Accumulated net realized loss on investments	(12,312,812)
Net unrealized appreciation on investments	3,664,948
Net assets	$120,207,234

Investor Class:
Net assets	$39,317,434
Capital shares outstanding	721,267
Net asset value per share	$54.51

Advisor Class:
Net assets	$7,233,248
Capital shares outstanding	133,455
Net asset value per share	$54.20

A-Class:
Net assets	$1,679,364
Capital shares outstanding	30,619
Net asset value per share	$54.85
Maximum offering price per share (Net asset value divided by 95.25%)	$57.59

C-Class:
Net assets	$3,531,342
Capital shares outstanding	64,796
Net asset value per share	$54.50

H-Class:
Net assets	$68,445,846
Capital shares outstanding	1,247,097
Net asset value per share	$54.88

136 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Interest	$1,444,915
Dividends from securities of affiliated issuers	45,327
Total investment income	1,490,242

Expenses:
Management fees	321,315
Transfer agent and administrative fees	128,527
Distribution and service fees:
Advisor Class	16,626
A-Class	4,978
C-Class	12,724
H-Class	84,036
Portfolio accounting fees	63,637
Registration fees	57,938
Custodian fees	7,372
Trustees’ fees*	5,001
Line of credit fees	204
Miscellaneous	13,060
Total expenses	715,418
Net investment income	774,824

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$4,781,088
Investments in affiliated issuers	8,859
Futures contracts	603,340
Net realized gain	5,393,287
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	257,589
Investments in affiliated issuers	71
Futures contracts	(1,221,318)
Net change in unrealized appreciation (depreciation)	(963,658)
Net realized and unrealized gain	4,429,629
Net increase in net assets resulting from operations	$5,204,453

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 137

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$774,824	$1,497,181
Net realized gain on investments	5,393,287	32,098,810
Net change in unrealized appreciation (depreciation) on investments	(963,658)	3,308,347
Net increase in net assets resulting from operations	5,204,453	36,904,338

Distributions to shareholders from:
Net investment income
Investor Class	(328,400)	(703,362)
Advisor Class	(40,984)	(473,253)
A-Class	(24,990)	(28,531)
C-Class	(5,450)	(8,930)
H-Class	(371,713)	(301,178)*
Total distributions to shareholders	(771,537)	(1,515,254)

Capital share transactions:
Proceeds from sale of shares
Investor Class	422,791,222	660,449,135
Advisor Class	209,857,554	3,280,358,617
A-Class	25,656,725	36,939,152
C-Class	7,540,332	33,913,164
H-Class	1,550,395,259	1,267,499,822 *
Distributions reinvested
Investor Class	326,010	697,459
Advisor Class	34,805	463,311
A-Class	23,898	27,051
C-Class	5,023	7,765
H-Class	371,846	301,178 *
Cost of shares redeemed
Investor Class	(445,566,350)	(658,880,369)
Advisor Class	(212,004,111)	(3,412,680,611)
A-Class	(27,745,352)	(35,500,878)
C-Class	(6,639,054)	(34,886,168)
H-Class	(1,566,070,372)	(1,195,580,232)*
Net decrease from capital share transactions	(41,022,565)	(56,871,604)
Net decrease in net assets	(36,589,649)	(21,482,520)

Net assets:
Beginning of period	156,796,883	178,279,403
End of period	$120,207,234	$156,796,883
Undistributed net investment income at end of period	$3,287	$—

138 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Capital share activity:
Shares sold
Investor Class	7,976,312	12,620,583
Advisor Class	3,932,240	66,215,971
A-Class	484,851	676,780
C-Class	138,672	652,055
H-Class	28,550,453	22,022,660 *
Shares issued from reinvestment of distributions
Investor Class	6,044	13,125
Advisor Class	655	9,160
A-Class	442	504
C-Class	94	151
H-Class	6,823	5,002 *
Shares redeemed
Investor Class	(8,300,750)	(12,545,418)
Advisor Class	(3,973,056)	(68,905,187)
A-Class	(519,902)	(649,474)
C-Class	(122,592)	(673,432)
H-Class	(28,628,765)	(20,709,076)*
Net decrease in shares	(448,479)	(1,266,596)

*	Since commencement of operations: September 18, 2014

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 139

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]	Year Ended March 31, 2011[e]
Per Share Data
Net asset value, beginning of period	$59.12	$45.80	$48.55	$44.73	$34.28	$32.88
Income (loss) from investment operations:
Net investment income (loss)[b]	.39	.63	.61	.57	.96	1.08
Net gain (loss) on investments (realized and unrealized)	(4.60)	13.34	(2.76)	4.21	10.45	1.40
Total from investment operations	(4.21)	13.97	(2.15)	4.78	11.41	2.48
Less distributions from:
Net investment income	(.40)	(.65)	(.60)	(.72)	(.96)	(1.08)
Net realized gains	—	—	—	(.24)	—	—
Total distributions	(.40)	(.65)	(.60)	(.96)	(.96)	(1.08)
Net asset value, end of period	$54.51	$59.12	$45.80	$48.55	$44.73	$34.28

Total Return[c]	(7.10%)	30.66%	(4.37%)	10.63%	33.38%	7.42%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$39,318	$61,460	$43,573	$281,800	$43,709	$44,707
Ratios to average net assets:
Net investment income (loss)	1.42%	1.21%	1.22%	1.15%	2.24%	3.03%
Total expenses[d]	0.93%	0.95%	0.97%	0.95%	0.95%	0.98%
Portfolio turnover rate	1,448%	1,932%	2,661%	1,759%	2,322%	1,930%

Advisor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]	Year Ended March 31, 2011[e]
Per Share Data
Net asset value, beginning of period	$58.77	$45.48	$48.23	$44.33	$34.08	$32.65
Income (loss) from investment operations:
Net investment income (loss)[b]	.27	.31	.25	.33	.75	.93
Net gain (loss) on investments (realized and unrealized)	(4.55)	13.36	(2.63)	4.26	10.25	1.40
Total from investment operations	(4.28)	13.67	(2.38)	4.59	11.00	2.33
Less distributions from:
Net investment income	(.29)	(.38)	(.37)	(.45)	(.75)	(.90)
Net realized gains	—	—	—	(.24)	—	—
Total distributions	(.29)	(.38)	(.37)	(.69)	(.75)	(.90)
Net asset value, end of period	$54.20	$58.77	$45.48	$48.23	$44.33	$34.08

Total Return[c]	(7.27%)	30.17%	(4.93%)	10.21%	32.56%	7.03%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,233	$10,203	$129,785	$103,845	$11,600	$31,420
Ratios to average net assets:
Net investment income (loss)	1.00%	0.62%	0.64%	0.63%	1.77%	2.46%
Total expenses[d]	1.34%	1.46%	1.46%	1.43%	1.45%	1.48%
Portfolio turnover rate	1,448%	1,932%	2,661%	1,759%	2,322%	1,930%

140 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]	Year Ended March 31, 2011[e]
Per Share Data
Net asset value, beginning of period	$59.47	$46.07	$48.73	$44.77	$34.34	$32.89
Income (loss) from investment operations:
Net investment income (loss)[b]	.34	.51	.48	.48	.87	.99
Net gain (loss) on investments (realized and unrealized)	(4.63)	13.42	(2.65)	4.29	10.43	1.45
Total from investment operations	(4.29)	13.93	(2.17)	4.77	11.30	2.44
Less distributions from:
Net investment income	(.33)	(.53)	(.49)	(.57)	(.87)	(.99)
Net realized gains	—	—	—	(.24)	—	—
Total distributions	(.33)	(.53)	(.49)	(.81)	(.87)	(.99)
Net asset value, end of period	$54.85	$59.47	$46.07	$48.73	$44.77	$34.34

Total Return[c]	(7.20%)	30.37%	(4.40%)	10.62%	33.00%	7.35%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,679	$3,879	$1,724	$15,476	$10,885	$2,753
Ratios to average net assets:
Net investment income (loss)	1.26%	0.97%	1.04%	0.94%	2.02%	2.75%
Total expenses[d]	1.18%	1.20%	1.22%	1.20%	1.20%	1.23%
Portfolio turnover rate	1,448%	1,932%	2,661%	1,759%	2,322%	1,930%

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]	Year Ended March 31, 2011[e]
Per Share Data
Net asset value, beginning of period	$59.09	$45.79	$48.51	$44.63	$34.25	$32.82
Income (loss) from investment operations:
Net investment income (loss)[b]	.12	.13	.12	.15	.57	.72
Net gain (loss) on investments (realized and unrealized)	(4.59)	13.30	(2.71)	4.21	10.35	1.43
Total from investment operations	(4.47)	13.43	(2.59)	4.36	10.92	2.15
Less distributions from:
Net investment income	(.12)	(.13)	(.13)	(.24)	(.54)	(.72)
Net realized gains	—	—	—	(.24)	—	—
Total distributions	(.12)	(.13)	(.13)	(.48)	(.54)	(.72)
Net asset value, end of period	$54.50	$59.09	$45.79	$48.51	$44.63	$34.25

Total Return[c]	(7.56%)	29.37%	(5.33%)	9.69%	32.01%	6.47%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,531	$2,873	$3,198	$4,594	$4,451	$6,091
Ratios to average net assets:
Net investment income (loss)	0.45%	0.26%	0.34%	0.31%	1.32%	1.93%
Total expenses[d]	1.93%	1.95%	1.97%	1.94%	1.95%	1.97%
Portfolio turnover rate	1,448%	1,932%	2,661%	1,759%	2,322%	1,930%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 141

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2015[a]	Period Ended March 31, 2015[f]
Per Share Data
Net asset value, beginning of period	$59.44	$48.83
Income (loss) from investment operations:
Net investment income (loss)[b]	.31	.28
Net gain (loss) on investments (realized and unrealized)	(4.54)	10.59
Total from investment operations	(4.23)	10.87
Less distributions from:
Net investment income	(.33)	(.26)
Total distributions	(.33)	(.26)
Net asset value, end of period	$54.88	$59.44

Total Return[c]	(7.10%)	22.28%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$68,446	$78,382
Ratios to average net assets:
Net investment income (loss)	1.11%	0.89%
Total expenses[d]	1.18%	1.18%
Portfolio turnover rate	1,448%	1,932%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse share split — Per share amounts for the periods presented through February 7, 2014 have been restated to reflect a 1:3 reverse share split effective February 7, 2014.
[f]

Since commencement of operations: September 18, 2014. Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized. The portfolio turnover rate stated is for the entire period of the Fund, not since commencement of operations of the Class.

142 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2015

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

OBJECTIVE: Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The Fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
Investor Class	March 3, 1995
Advisor Class	August 1, 2003
A-Class	March 31, 2004
C-Class	March 28, 2001
H-Class	September 18, 2014

The Fund invests principally in short sales and derivative investments such as futures contracts.

Largest Long Holding (% of Total Net Assets)
Guggenheim Strategy Fund I	31.8%
Total	31.8%

“Largest Long Holding” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 143

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 31.8%
Guggenheim Strategy Fund I1	2,741,255	$68,202,413
Total Mutual Funds
(Cost $68,246,483)		68,202,413

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 43.2%
Farmer Mac[2]
0.09% due 10/06/15	$17,000,000	16,999,788
0.17% due 01/04/16	15,000,000	14,994,855
Total Farmer Mac		31,994,643
Federal Home Loan Bank[2]
0.15% due 12/02/15	15,000,000	14,997,165
0.16% due 01/08/16	15,000,000	14,994,629
0.07% due 10/01/15	1,000,000	1,000,000
Total Federal Home Loan Bank		30,991,794
Fannie Mae[3]
0.43% due 08/15/16	16,975,000	16,932,274
Freddie Mac[3]
0.15% due 12/04/15	12,000,000	11,997,648
0.09% due 10/20/15	1,000,000	999,984
Total Freddie Mac		12,997,632
Total Federal Agency Discount Notes
(Cost $92,888,905)		92,916,343

FEDERAL AGENCY NOTES†† - 5.6%
Fannie Mae[3]
0.20% due 09/08/17	6,000,000	5,997,972
Federal Farm Credit Bank[2]
0.18% due 08/01/17	6,000,000	5,996,346
Total Federal Agency Notes
(Cost $11,998,825)		11,994,318
REPURCHASE AGREEMENTS†† - 90.1%
Individual Repurchase Agreements[4]
Barclays Capital issued 09/30/15 at 0.05% due 10/01/15 (secured by U.S. Treasury Bond, at a rate of 2.88% and maturing 08/15/45 as collateral, with a value of $131,446,125) to be repurchased at $128,868,929	128,868,750	128,868,750
Morgan Stanley issued 09/30/15 at 0.18% due 10/01/15 (secured by U.S. Treasury Bond, at a rate of 2.88% and maturing 08/15/45 as collateral, with a value of $21,655,875) to be repurchased at $21,231,356	21,231,250	21,231,250

Joint Repurchase Agreements[5]
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	24,858,694	24,858,694
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	9,515,090	9,515,090
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	8,929,780	8,929,780
Total Repurchase Agreements
(Cost $193,403,564)		193,403,564

Total Investments - 170.7%
(Cost $366,537,777)		$366,516,638

U.S. Government Securities Sold Short†† - (71.4)%
U.S. Treasury Bonds
2.87% due 08/15/45	153,200,000	(153,223,937)
Total U.S. Government Securities Sold Short
(Proceeds $153,439,438)		(153,223,937)
Other Assets & Liabilities, net - 0.7%		1,462,130
Total Net Assets - 100.0%		$214,754,831

144 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2015
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

	Contracts	Unrealized Loss

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
December 2015 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $74,807,563)	466	$(658,619)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	All or portion of this security is pledged as short collateral at September 30, 2015.
[5]	Repurchase Agreements — See Note 5.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 145

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $104,887,730)	$104,910,661
Investments in affiliated issuers, at value (cost $68,246,483)	68,202,413
Repurchase agreements, at value (cost $193,403,564)	193,403,564
Total investments (cost $366,537,777)	366,516,638
Segregated cash with broker	2,609,350
Receivables:
Securities sold	1,200,187
Variation margin	262,125
Fund shares sold	85,744
Dividends	42,914
Interest	6,384
Total assets	370,723,342

Liabilities:
Securities sold short, at value (proceeds $153,439,438)	153,223,937
Payable for:
Securities purchased	1,043,042
Fund shares redeemed	823,715
Management fees	161,180
Transfer agent and administrative fees	44,772
Distribution and service fees	44,613
Portfolio accounting fees	17,893
Miscellaneous	609,359
Total liabilities	155,968,511
Commitments and contingent liabilities (Note 12)	—
Net assets	$214,754,831

Net assets consist of:
Paid in capital	$581,143,457
Accumulated net investment loss	(5,349,850)
Accumulated net realized loss on investments	(360,574,519)
Net unrealized depreciation on investments	(464,257)
Net assets	$214,754,831

Investor Class:
Net assets	$106,821,518
Capital shares outstanding	2,876,780
Net asset value per share	$37.13

Advisor Class:
Net assets	$8,598,228
Capital shares outstanding	245,419
Net asset value per share	$35.03

A-Class:
Net assets	$23,650,059
Capital shares outstanding	658,384
Net asset value per share	$35.92
Maximum offering price per share (Net asset value divided by 95.25%)	$37.71

C-Class:
Net assets	$35,095,065
Capital shares outstanding	1,093,948
Net asset value per share	$32.08

H-Class:
Net assets	$40,589,961
Capital shares outstanding	1,130,325
Net asset value per share	$35.91

146 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends from securities of affiliated issuers	$248,725
Interest	63,778
Total investment income	312,503

Expenses:
Management fees	982,439
Transfer agent and administrative fees	272,899
Distribution and service fees:
Advisor Class	18,893
A-Class	29,901
C-Class	187,179
H-Class	34,494
Portfolio accounting fees	108,261
Short interest expense	2,377,269
Custodian fees	12,557
Trustees’ fees*	7,693
Line of credit fees	316
Miscellaneous	122,740
Total expenses	4,154,641
Net investment loss	(3,842,138)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$67,755
Investments in affiliated issuers	(127,092)
Futures contracts	5,775,355
Securities sold short	5,708,935
Net realized gain	11,424,953
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	9,767
Investments in affiliated issuers	31,707
Securities sold short	2,954,726
Futures contracts	323,117
Net change in unrealized appreciation (depreciation)	3,319,317
Net realized and unrealized gain	14,744,270
Net increase in net assets resulting from operations	$10,902,132

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 147

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(3,842,138)	$(9,014,925)
Net realized gain (loss) on investments	11,424,953	(72,078,090)
Net change in unrealized appreciation (depreciation) on investments	3,319,317	(905,546)
Net increase (decrease) in net assets resulting from operations	10,902,132	(81,998,561)

Capital share transactions:
Proceeds from sale of shares
Investor Class	221,246,427	297,049,590
Advisor Class	77,182,234	2,869,893,061
A-Class	17,212,103	9,691,719
C-Class	9,417,855	31,214,542
H-Class	1,077,650,678	1,071,187,111 *
Cost of shares redeemed
Investor Class	(223,079,494)	(332,060,409)
Advisor Class	(80,838,817)	(2,856,681,364)
A-Class	(15,946,094)	(29,814,806)
C-Class	(11,297,946)	(40,220,259)
H-Class	(1,086,344,541)	(1,021,206,700)*
Net decrease from capital share transactions	(14,797,595)	(947,515)
Net decrease in net assets	(3,895,463)	(82,946,076)

Net assets:
Beginning of period	218,650,294	301,596,370
End of period	$214,754,831	$218,650,294
Accumulated net investment loss at end of period	$(5,349,850)	$(1,507,712)

Capital share activity:
Shares sold
Investor Class	5,707,474	7,228,729
Advisor Class	2,146,208	70,764,860
A-Class	464,014	258,256
C-Class	281,596	864,726
H-Class	28,910,003	29,826,219 *
Shares redeemed
Investor Class	(5,784,583)	(8,137,808)
Advisor Class	(2,246,748)	(70,800,361)
A-Class	(428,255)	(751,587)
C-Class	(342,275)	(1,130,632)
H-Class	(29,043,093)	(28,562,804)*
Net decrease in shares	(335,659)	(440,402)

*	Since commencement of operations: September 18, 2004.

148 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[d]	Year Ended March 28, 2013[d]	Year Ended March 31, 2012[d]	Year Ended March 31, 2011[d]
Per Share Data
Net asset value, beginning of period	$35.78	$46.01	$43.94	$48.33	$65.42	$73.23
Income (loss) from investment operations:
Net investment income (loss)[b]	(.63)	(1.15)	(1.65)	(1.20)	(2.15)	(3.10)
Net gain (loss) on investments (realized and unrealized)	1.98	(9.08)	3.72	(3.19)	(14.94)	(4.71)
Total from investment operations	1.35	(10.23)	2.07	(4.39)	(17.09)	(7.81)
Net asset value, end of period	$37.13	$35.78	$46.01	$43.94	$48.33	$65.42

Total Return[c]	3.77%	(22.23%)	4.69%	(9.10%)	(26.07%)	(10.72%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$106,822	$105,696	$177,735	$143,739	$247,454	$406,031
Ratios to average net assets:
Net investment income (loss)	(3.28%)	(2.80%)	(3.46%)	(2.82%)	(3.99%)	(4.78%)
Total expenses[f,g]	3.57%	3.15%	3.50%	2.99%	4.13%	5.06%
Portfolio turnover rate	830%	2,190%	1,097%	1,309%	1,107%	771%

Advisor Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[d]	Year Ended March 28, 2013[d]	Year Ended March 31, 2012[d]	Year Ended March 31, 2011[d]
Per Share Data
Net asset value, beginning of period	$33.82	$43.73	$41.72	$46.17	$62.98	$70.84
Income (loss) from investment operations:
Net investment income (loss)[b]	(.66)	(1.35)	(1.67)	(1.35)	(2.05)	(3.30)
Net gain (loss) on investments (realized and unrealized)	1.87	(8.56)	3.68	(3.10)	(14.76)	(4.56)
Total from investment operations	1.21	(9.91)	2.01	(4.45)	(16.81)	(7.86)
Net asset value, end of period	$35.03	$33.82	$43.73	$41.72	$46.17	$62.98

Total Return[c]	3.58%	(22.66%)	4.87%	(9.64%)	(26.75%)	(11.08%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,598	$11,701	$16,679	$11,776	$199,137	$44,798
Ratios to average net assets:
Net investment income (loss)	(3.64%)	(3.35%)	(3.69%)	(3.29%)	(4.22%)	(5.28%)
Total expenses[f,g]	3.93%	3.64%	3.72%	3.45%	4.38%	5.56%
Portfolio turnover rate	830%	2,190%	1,097%	1,309%	1,107%	771%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 149

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[d]	Year Ended March 28, 2013[d]	Year Ended March 31, 2012[d]	Year Ended March 31, 2011[d]
Per Share Data
Net asset value, beginning of period	$34.66	$44.68	$42.77	$47.18	$64.00	$71.82
Income (loss) from investment operations:
Net investment income (loss)[b]	(.65)	(1.23)	(1.73)	(1.35)	(2.25)	(3.20)
Net gain (loss) on investments (realized and unrealized)	1.91	(8.79)	3.64	(3.06)	(14.57)	(4.62)
Total from investment operations	1.26	(10.02)	1.91	(4.41)	(16.82)	(7.82)
Net asset value, end of period	$35.92	$34.66	$44.68	$42.77	$47.18	$64.00

Total Return[c]	3.64%	(22.43%)	4.51%	(9.43%)	(26.25%)	(10.86%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,650	$21,580	$49,859	$32,842	$37,607	$73,475
Ratios to average net assets:
Net investment income (loss)	(3.53%)	(3.06%)	(3.73%)	(3.20%)	(4.24%)	(5.03%)
Total expenses[f,g]	3.82%	3.40%	3.78%	3.37%	4.38%	5.31%
Portfolio turnover rate	830%	2,190%	1,097%	1,309%	1,107%	771%

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[d]	Year Ended March 28, 2013[d]	Year Ended March 31, 2012[d]	Year Ended March 31, 2011[d]
Per Share Data
Net asset value, beginning of period	$31.07	$40.35	$38.92	$43.25	$59.09	$66.81
Income (loss) from investment operations:
Net investment income (loss)[b]	(.71)	(1.36)	(1.86)	(1.50)	(2.40)	(3.40)
Net gain (loss) on investments (realized and unrealized)	1.72	(7.92)	3.29	(2.83)	(13.44)	(4.32)
Total from investment operations	1.01	(9.28)	1.43	(4.33)	(15.84)	(7.72)
Net asset value, end of period	$32.08	$31.07	$40.35	$38.92	$43.25	$59.09

Total Return[c]	3.25%	(23.00%)	3.73%	(10.06%)	(26.82%)	(11.53%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$35,095	$35,874	$57,323	$55,404	$69,472	$114,470
Ratios to average net assets:
Net investment income (loss)	(4.28%)	(3.78%)	(4.45%)	(3.96%)	(4.98%)	(5.78%)
Total expenses[f,g]	4.57%	4.14%	4.49%	4.13%	5.12%	6.06%
Portfolio turnover rate	830%	2,190%	1,097%	1,309%	1,107%	771%

150 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2015[a]	Period Ended March 31, 2015[e]
Per Share Data
Net asset value, beginning of period	$34.67	$41.85
Income (loss) from investment operations:
Net investment income (loss)[b]	(.65)	(.52)
Net gain (loss) on investments (realized and unrealized)	1.89	(6.66)
Total from investment operations	1.24	(7.18)
Net asset value, end of period	$35.91	$34.67

Total Return[c]	3.58%	(17.16%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$40,590	$43,800
Ratios to average net assets:
Net investment income (loss)	(3.46%)	(2.75%)
Total expenses[f,g]	3.74%	3.07%
Portfolio turnover rate	830%	2,190%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Reverse share split — Per share amounts for the periods presented through February 21, 2014 have been restated to reflect a 1:5 reverse share split effective February 21, 2014.
[e]

Since commencement of operations: September 18, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized. The portfolio turnover rate stated is for the entire period of the Fund, not since the commencement of operations of the Class.

[f]	Does not include expenses of the underlying funds in which the Fund invests.
[g]	Total expenses may include interest expense related to short sales. Excluding interest expense, the operating expense ratio for the period and years ended would be:

	09/30/15	03/31/15	03/31/14	03/28/13	03/31/12	03/31/11
Investor Class	1.38%	1.40%	1.41%	1.39%	1.39%	1.42%
Advisor Class	1.75%	1.90%	1.91%	1.88%	1.87%	1.91%
A-Class	1.63%	1.65%	1.66%	1.64%	1.65%	1.67%
C-Class	2.38%	2.40%	2.41%	2.39%	2.40%	2.42%
H-Class	1.63%	1.60%	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 151

FUND PROFILE (Unaudited)	September 30, 2015

HIGH YIELD STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	April 16, 2007
C-Class	April 16, 2007
H-Class	April 16, 2007

The Fund invests principally in derivative investments such as high yield credit default swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	25.0%
Guggenheim Strategy Fund II	10.5%
iShares iBoxx $ High Yield Corporate Bond ETF	8.3%
SPDR Barclays High Yield Bond ETF	8.2%
Total	52.0%

“Largest Holdings” exclude any temporary cash or derivative investments.

152 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
HIGH YIELD STRATEGY FUND

	Shares	Value

EXCHANGE-TRADED FUNDS† - 16.5%
iShares iBoxx $ High Yield Corporate Bond ETF	27,513	$2,291,557
SPDR Barclays High Yield Bond ETF	64,054	2,284,166
Total Exchange-Traded Funds
(Cost $4,857,022)		4,575,723

MUTUAL FUNDS† - 35.6%
Guggenheim Strategy Fund I1	279,042	6,942,567
Guggenheim Strategy Fund II1	117,609	2,922,576
Total Mutual Funds
(Cost $9,864,440)		9,865,143

	Face Amount

REPURCHASE AGREEMENTS††,2 - 10.5%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$1,680,242	1,680,242
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	643,142	643,142
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	603,579	603,579
Total Repurchase Agreements
(Cost $2,926,963)		2,926,963

Total Investments - 62.6%
(Cost $17,648,425)		$17,367,829
Other Assets & Liabilities, net - 37.4%		10,397,793
Total Net Assets - 100.0%		$27,765,622

	Contracts	Unrealized Gain

INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2015 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $19,646,594)	163	$67,119

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENT PROTECTION SOLD††,3
Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Received	Unrealized Appreciation
CDX.NA.HY.25 Index	Barclays Bank plc	5.00%	12/20/20	$ 23,100,000	$(23,085,260)	$ (22,631)	$ 7,890

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	Repurchase Agreements — See Note 5.
[3]	Credit Default Swaps — See Note 2.

See Sector Classification in Other Information section.

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HIGH YIELD STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $4,857,022)	$4,575,723
Investments in affiliated issuers, at value (cost $9,864,440)	9,865,143
Repurchase agreements, at value (cost $2,926,963)	2,926,963
Total investments (cost $17,648,425)	17,367,829
Segregated cash with broker	834,159
Unrealized appreciation on swap agreements	7,890
Receivables:
Fund shares sold	11,642,517
Protection fees on credit default swap	32,086
Dividends	7,505
Securities lending income	113
Securities sold	46
Total assets	29,892,145

Liabilities:
Unamortized upfront premiums received on credit default swaps	22,631
Payable for:
Securities purchased	2,008,254
Fund shares redeemed	31,873
Management fees	23,775
Distribution and service fees	8,968
Transfer agent and administrative fees	7,925
Portfolio accounting fees	3,170
Variation margin	2,577
Miscellaneous	17,350
Total liabilities	2,126,523
Commitments and contingent liabilities (Note 12)	—
Net assets	$27,765,622

Net assets consist of:
Paid in capital	$33,362,817
Undistributed net investment income	3,848,979
Accumulated net realized loss on investments	(9,240,587)
Net unrealized depreciation on investments	(205,587)
Net assets	$27,765,622

A-Class:
Net assets	$5,364,974
Capital shares outstanding	232,456
Net asset value per share	$23.08
Maximum offering price per share (Net asset value divided by 95.25%)	$24.23

C-Class:
Net assets	$1,573,038
Capital shares outstanding	74,263
Net asset value per share	$21.18

H-Class:
Net assets	$20,827,610
Capital shares outstanding	901,627
Net asset value per share	$23.10

STATEMENT OF OPERATIONS
Period Ended September 30, 2015

Investment Income:
Dividends from securities of unaffiliated issuers	$490,886
Dividends from securities of affiliated issuers	438,271
Interest	27,613
Income from securities lending, net	17,677
Total investment income	974,447

Expenses:
Management fees	1,092,742
Transfer agent and administrative fees	364,248
Distribution and service fees:
A-Class	15,065
C-Class	14,618
H-Class	345,528
Portfolio accounting fees	120,762
Tax expense	18,266
Custodian fees	16,621
Trustees’ fees*	10,570
Line of credit fees	235
Miscellaneous	157,830
Total expenses	2,156,485
Net investment loss	(1,182,038)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(669,118)
Investments in affiliated issuers	223,763
Swap agreements	(2,526,736)
Futures contracts	277,406
Net realized loss	(2,694,685)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(441,462)
Investments in affiliated issuers	(196,479)
Swap agreements	(1,646,470)
Futures contracts	(2,846,085)
Net change in unrealized appreciation (depreciation)	(5,130,496)
Net realized and unrealized loss	(7,825,181)
Net decrease in net assets resulting from operations	$(9,007,219)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

154 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,182,038)	$(1,594,178)
Net realized loss on investments	(2,694,685)	(416,193)
Net change in unrealized appreciation (depreciation) on investments	(5,130,496)	4,983,734
Net increase (decrease) in net assets resulting from operations	(9,007,219)	2,973,363

Capital share transactions:
Proceeds from sale of shares
A-Class	117,436,700	111,821,153
C-Class	2,165,644	6,349,542
H-Class	495,425,366	1,444,459,495
Cost of shares redeemed
A-Class	(120,960,225)	(114,269,767)
C-Class	(4,126,522)	(7,975,098)
H-Class	(1,088,377,941)	(913,063,243)
Net increase (decrease) from capital share transactions	(598,436,978)	527,322,082
Net increase (decrease) in net assets	(607,444,197)	530,295,445

Net assets:
Beginning of period	635,209,819	104,914,374
End of period	$27,765,622	$635,209,819
Undistributed net investment income at end of period	$3,848,979	$5,031,017

Capital share activity:
Shares sold
A-Class	4,941,457	4,778,273
C-Class	99,016	295,743
H-Class	20,866,359	61,500,842
Shares redeemed
A-Class	(5,133,677)	(4,899,564)
C-Class	(189,822)	(370,259)
H-Class	(45,970,121)	(39,302,340)
Net increase (decrease) in shares	(25,386,788)	22,002,695

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 155

HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$23.84	$22.89	$25.16	$22.93	$21.98	$20.42
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.15)	(.30)	(.22)	(.27)	(.30)
Net gain (loss) on investments (realized and unrealized)	(.69)	1.10	2.13	3.13	1.77	3.37
Total from investment operations	(.76)	.95	1.83	2.91	1.50	3.07
Less distributions from:
Net investment income	—	—	(1.14)	(.43)	(.55)	(1.51)
Net realized gains	—	—	(2.96)	(.25)	—	—
Total distributions	—	—	(4.10)	(.68)	(.55)	(1.51)
Net asset value, end of period	$23.08	$23.84	$22.89	$25.16	$22.93	$21.98

Total Return[c]	(3.19%)	4.06%	7.53%	12.86%	6.94%	15.21%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,365	$10,123	$12,499	$10,777	$11,890	$14,561
Ratios to average net assets:
Net investment income (loss)	(0.61%)	(0.63%)	(1.21%)	(0.92%)	(1.21%)	(1.40%)
Total expenses[d]	1.48%	1.50%	1.53%	1.50%	1.49%	1.54%
Portfolio turnover rate	191%	393%	205%	95%	583%	—

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$22.01	$21.29	$23.83	$21.92	$21.19	$19.87
Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)	(.27)	(.44)	(.37)	(.45)	(.45)
Net gain (loss) on investments (realized and unrealized)	(.72)	.99	2.00	2.96	1.73	3.28
Total from investment operations	(.83)	.72	1.56	2.59	1.28	2.83
Less distributions from:
Net investment income	—	—	(1.14)	(.43)	(.55)	(1.51)
Net realized gains	—	—	(2.96)	(.25)	—	—
Total distributions	—	—	(4.10)	(.68)	(.55)	(1.51)
Net asset value, end of period	$21.18	$22.01	$21.29	$23.83	$21.92	$21.19

Total Return[c]	(3.77%)	3.33%	6.74%	11.98%	6.16%	14.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,573	$3,632	$5,100	$6,958	$7,343	$6,129
Ratios to average net assets:
Net investment income (loss)	(1.00%)	(1.25%)	(1.89%)	(1.62%)	(2.10%)	(2.13%)
Total expenses[d]	2.23%	2.25%	2.28%	2.27%	2.25%	2.28%
Portfolio turnover rate	191%	393%	205%	95%	583%	—

156 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$23.90	$22.94	$25.12	$22.90	$21.95	$20.38
Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	(.19)	(.24)	(.24)	(.28)	(.30)
Net gain (loss) on investments (realized and unrealized)	(.70)	1.15	2.16	3.14	1.78	3.38
Total from investment operations	(.80)	.96	1.92	2.90	1.50	3.08
Less distributions from:
Net investment income	—	—	(1.14)	(.43)	(.55)	(1.51)
Net realized gains	—	—	(2.96)	(.25)	—	—
Total distributions	—	—	(4.10)	(.68)	(.55)	(1.51)
Net asset value, end of period	$23.10	$23.90	$22.94	$25.12	$22.90	$21.95

Total Return[c]	(3.35%)	4.14%	7.86%	12.83%	6.95%	15.29%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,828	$621,455	$87,315	$434,113	$266,950	$116,106
Ratios to average net assets:
Net investment income (loss)	(0.82%)	(0.81%)	(0.97%)	(0.99%)	(1.26%)	(1.38%)
Total expenses[d]	1.47%	1.46%	1.53%	1.51%	1.49%	1.53%
Portfolio turnover rate	191%	393%	205%	95%	583%	—

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

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FUND PROFILE (Unaudited)	September 30, 2015

INVERSE HIGH YIELD STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that inversely correlate, before fees and expenses, to the performance of the high yield bond market.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	April 16, 2007
C-Class	April 16, 2007
H-Class	April 16, 2007

The Fund invests principally in derivative investments such as high yield credit default swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	34.7%
Guggenheim Strategy Fund II	19.1%
Total	53.8%

“Largest Holdings” exclude any temporary cash or derivative investments.

158 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
INVERSE HIGH YIELD STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 53.8%
Guggenheim Strategy Fund I1	501,642	$12,480,857
Guggenheim Strategy Fund II1	276,927	6,881,645
Total Mutual Funds
(Cost $19,376,966)		19,362,502

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 1.4%
Federal Home Loan Bank[2]
0.10% due 10/23/15	$500,000	499,969
Total Federal Agency Discount Notes
(Cost $499,969)		499,969

REPURCHASE AGREEMENTS††,3 - 47.5%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	9,808,380	9,808,380
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	3,754,325	3,754,325
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	3,523,382	3,523,382
Total Repurchase Agreements
(Cost $17,086,087)		17,086,087

Total Investments - 102.7%
(Cost $36,963,022)		$36,948,558
Other Assets & Liabilities, net - (2.7)%		(975,332)
Total Net Assets - 100.0%		$35,973,226

	Contracts	Unrealized Loss

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
December 2015 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $29,891,750)	248	$(92,617)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENT PROTECTION PURCHASED††
Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Depreciation
CDX.NA.HY.25 Index	Goldman Sachs International	5.00%	12/20/20	$ 27,500,000	$ 27,482,452	$ 56,236	$ (38,688)
CDX.NA.HY.25 Index	Barclays Bank plc	5.00%	12/20/20	8,550,000	8,544,544	17,484	(12,028)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 5.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 159

INVERSE HIGH YIELD STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $499,969)	$499,969
Investments in affiliated issuers, at value (cost $19,376,966)	19,362,502
Repurchase agreements, at value (cost $17,086,087)	17,086,087
Total investments (cost $36,963,022)	36,948,558
Segregated cash with broker	1,631,867
Unamortized upfront premiums paid on credit default swaps	73,720
Receivables:
Fund shares sold	81,102
Dividends	17,674
Variation margin	3,869
Securities sold	10
Total assets	38,756,800

Liabilities:
Unrealized depreciation on swap agreements	50,716
Payable for:
Fund shares redeemed	2,596,137
Protection fees on credit default swaps	50,049
Management fees	29,937
Securities purchased	17,274
Distribution and service fees	10,711
Transfer agent and administrative fees	9,979
Portfolio accounting fees	3,992
Miscellaneous	14,779
Total liabilities	2,783,574
Commitments and contingent liabilities (Note 12)	—
Net assets	$35,973,226

Net assets consist of:
Paid in capital	$52,830,558
Accumulated net investment loss	(220,416)
Accumulated net realized loss on investments	(16,479,119)
Net unrealized depreciation on investments	(157,797)
Net assets	$35,973,226

A-Class:
Net assets	$2,920,900
Capital shares outstanding	151,095
Net asset value per share	$19.33
Maximum offering price per share (Net asset value divided by 95.25%)	$20.29

C-Class:
Net assets	$1,218,650
Capital shares outstanding	66,494
Net asset value per share	$18.33

H-Class:
Net assets	$31,833,676
Capital shares outstanding	1,624,916
Net asset value per share	$19.59

STATEMENT OF OPERATIONS
Period Ended September 30, 2015

Investment Income:
Dividends from securities of affiliated issuers	$47,004
Interest	3,391
Total investment income	50,395

Expenses:
Management fees	93,960
Transfer agent and administrative fees	31,320
Distribution and service fees:
A-Class	12,962
C-Class	5,476
H-Class	16,989
Portfolio accounting fees	12,528
Custodian fees	1,452
Trustees’ fees*	491
Miscellaneous	14,527
Total expenses	189,705
Net investment loss	(139,310)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(35)
Investments in affiliated issuers	(12,837)
Swap agreements	1,007,057
Futures contracts	(561,396)
Net realized gain	432,789
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(2,037)
Investments in affiliated issuers	(14,464)
Swap agreements	(41,044)
Futures contracts	(74,698)
Net change in unrealized appreciation (depreciation)	(132,243)
Net realized and unrealized gain	300,546
Net increase in net assets resulting from operations	$161,236

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

160 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE HIGH YIELD STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(139,310)	$(170,580)
Net realized gain (loss) on investments	432,789	(2,039,229)
Net change in unrealized appreciation (depreciation) on investments	(132,243)	(27,512)
Net increase (decrease) in net assets resulting from operations	161,236	(2,237,321)

Capital share transactions:
Proceeds from sale of shares
A-Class	139,654,492	159,702,077
C-Class	1,667,234	1,688,742
H-Class	196,025,132	127,515,789
Cost of shares redeemed
A-Class	(136,648,630)	(163,681,021)
C-Class	(1,189,467)	(2,426,887)
H-Class	(166,926,181)	(126,501,026)
Net increase (decrease) from capital share transactions	32,582,580	(3,702,326)
Net increase (decrease) in net assets	32,743,816	(5,939,647)

Net assets:
Beginning of period	3,229,410	9,169,057
End of period	$35,973,226	$3,229,410
Accumulated net investment loss at end of period	$(220,416)	$(81,106)

Capital share activity:
Shares sold
A-Class	7,243,656	7,767,769
C-Class	91,541	86,161
H-Class	10,064,384	6,204,216
Shares redeemed
A-Class	(7,111,879)	(7,990,799)
C-Class	(65,137)	(123,220)
H-Class	(8,548,513)	(6,209,959)
Net increase (decrease) in shares	1,674,052	(265,832)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 161

INVERSE HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$19.23	$21.27	$23.98	$28.15	$31.99	$38.51
Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)	(.21)	(.35)	(.37)	(.43)	(.47)
Net gain (loss) on investments (realized and unrealized)	.21	(1.83)	(2.36)	(3.80)	(3.41)	(6.05)
Total from investment operations	.10	(2.04)	(2.71)	(4.17)	(3.84)	(6.52)
Net asset value, end of period	$19.33	$19.23	$21.27	$23.98	$28.15	$31.99

Total Return[c]	0.52%	(9.59%)	(11.30%)	(14.81%)	(11.98%)	(16.96%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,921	$372	$5,155	$157	$556	$1,512
Ratios to average net assets:
Net investment income (loss)	(1.12%)	(1.02%)	(1.52%)	(1.38%)	(1.39%)	(1.39%)
Total expenses[d]	1.48%	1.52%	1.54%	1.49%	1.51%	1.53%
Portfolio turnover rate	240%	784%	—	—	—	—

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$18.31	$20.23	$22.98	$27.21	$31.12	$37.77
Income (loss) from investment operations:
Net investment income (loss)[b]	(.16)	(.30)	(.50)	(.53)	(.55)	(.72)
Net gain (loss) on investments (realized and unrealized)	.18	(1.62)	(2.25)	(3.70)	(3.36)	(5.93)
Total from investment operations	.02	(1.92)	(2.75)	(4.23)	(3.91)	(6.65)
Net asset value, end of period	$18.33	$18.31	$20.23	$22.98	$27.21	$31.12

Total Return[c]	0.11%	(9.49%)	(11.97%)	(15.51%)	(12.60%)	(17.61%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,219	$734	$1,561	$2,037	$693	$2,535
Ratios to average net assets:
Net investment income (loss)	(1.79%)	(1.53%)	(2.28%)	(2.13%)	(1.87%)	(2.13%)
Total expenses[d]	2.23%	2.25%	2.30%	2.25%	2.26%	2.28%
Portfolio turnover rate	240%	784%	—	—	—	—

162 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$19.48	$21.37	$24.04	$28.22	$32.04	$38.60
Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	(.19)	(.35)	(.36)	(.47)	(.50)
Net gain (loss) on investments (realized and unrealized)	.21	(1.70)	(2.32)	(3.82)	(3.35)	(6.06)
Total from investment operations	.11	(1.89)	(2.67)	(4.18)	(3.82)	(6.56)
Net asset value, end of period	$19.59	$19.48	$21.37	$24.04	$28.22	$32.04

Total Return[c]	0.56%	(8.84%)	(11.11%)	(14.81%)	(11.92%)	(16.99%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$31,834	$2,124	$2,453	$9,208	$13,357	$9,699
Ratios to average net assets:
Net investment income (loss)	(1.05%)	(0.93%)	(1.50%)	(1.38%)	(1.51%)	(1.38%)
Total expenses[d]	1.48%	1.51%	1.52%	1.50%	1.51%	1.53%
Portfolio turnover rate	240%	784%	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 163

FUND PROFILE (Unaudited)	September 30, 2015

U.S. GOVERNMENT MONEY MARKET FUND

OBJECTIVE: Seeks to provide security of principal, high current income, and liquidity.

Holdings Diversification (Market Exposure as % of Net Assets)

FADN — Federal Agency Discount Note
FAN — Federal Agency Note

Inception Date: June 18, 2012

The Fund invests principally in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and enters into repurchase agreements fully collateralized by U.S. government securities.

164 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
U.S. GOVERNMENT MONEY MARKET FUND

	Face Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 42.0%
Federal Home Loan Bank[1]
0.03% due 10/05/15	$190,000,000	$189,999,367
0.21% due 12/09/15	75,000,000	74,974,523
0.15% due 12/09/15	70,000,000	69,976,222
0.23% due 12/11/15	50,000,000	49,979,956
0.26% due 12/16/15	50,000,000	49,974,977
0.17% due 12/15/15	40,000,000	39,984,000
0.16% due 12/23/15	20,000,000	19,992,622
0.18% due 12/11/15	20,000,000	19,991,982
0.17% due 12/16/15	16,610,000	16,601,687
0.28% due 12/15/15	10,000,000	9,996,000
0.13% due 12/11/15	7,100,000	7,097,154
0.12% due 12/09/15	5,000,000	4,998,302
0.23% due 12/09/15	4,100,000	4,098,607
0.13% due 12/08/15	3,800,000	3,799,067
0.14% due 10/16/15	600,000	599,965
Total Federal Home Loan Bank		562,064,431
Farmer Mac[1]
0.16% due 01/25/16	10,000,000	9,994,844
Freddie Mac[2]
0.18% due 12/15/15	3,140,000	3,138,822
0.17% due 01/20/16	3,000,000	2,998,428
Total Freddie Mac		6,137,250
Total Federal Agency Discount Notes
(Cost $578,196,525)		578,196,525

FEDERAL AGENCY NOTES†† - 3.2%
Federal Farm Credit Bank[1]
0.13% due 07/08/16	23,000,000	23,000,000
0.28% due 07/20/16	21,000,000	21,013,663
Total Federal Farm Credit Bank		44,013,663
Total Federal Agency Notes
(Cost $44,013,663)		44,013,663

CORPORATE BONDS†† - 1.3%
Financial Institutions - 1.3%
Wells Fargo Bank North America
0.66% due 03/15/16[3]	9,421,000	9,421,866
National Australia Bank Ltd.
0.84% due 07/25/16[3]	4,830,000	4,846,906
Canadian Imperial Bank of Commerce
0.80% due 07/18/16[3]	1,820,000	1,825,634
PNC Bank North America
0.60% due 01/28/16[3]	1,210,000	1,210,673
Total Financial Institutions		17,305,079
Total Corporate Bonds
(Cost $17,305,079)		17,305,079

COMMERCIAL PAPER†† - 18.3%
DCAT LLC
0.33% due 10/19/15	15,000,000	14,997,525
0.35% due 10/13/15	2,800,000	2,799,664
Total DCAT LLC		17,797,189
Nordea Bank AB
0.39% due 01/08/16	15,000,000	14,983,912
0.30% due 10/22/15	150,000	149,974
Total Nordea Bank AB		15,133,886
Ricoh Finance Corp.
0.18% due 10/06/15	15,000,000	14,999,625
Hannover Funding Co. LLC
0.40% due 11/20/15	15,000,000	14,991,667
Intercontinental Exchange, Inc.
0.30% due 12/08/15	15,000,000	14,991,500
Skandinaviska Enskilda Banken AB
0.38% due 01/05/16	15,000,000	14,984,800
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.39% due 01/05/16	15,000,000	14,984,400
Standard Chartered Bank
0.40% due 01/07/16	15,000,000	14,983,666
Prudential plc
0.49% due 03/16/16	15,000,000	14,965,904
ABN Amro Funding USA LLC
0.51% due 03/18/16	15,000,000	14,964,088
ING U.S. Funding LLC
0.52% due 03/17/16	15,000,000	14,963,600
Landesbank Baden-Wuerttemberg
0.53% due 03/30/16	15,000,000	14,960,029
Societe Generale SA
0.64% due 04/25/16	8,000,000	7,970,560
0.52% due 03/21/16	7,000,000	6,982,609
Total Societe Generale SA		14,953,169
Coca-Cola Company
0.67% due 07/11/16	15,000,000	14,920,717
Banco Santander Chile
0.20% due 10/01/15	14,000,000	14,000,000
UBS Finance Delaware LLC
0.41% due 12/31/15	12,000,000	11,987,563
Robobank
0.28% due 11/23/15	10,000,000	9,995,878
Electricite de France SA
0.31% due 01/08/16	3,750,000	3,746,803
Reckitt Benckiser Treasury Services plc
0.30% due 11/12/15	250,000	249,913
Total Commercial Paper
(Cost $252,574,397)		252,574,397

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 165

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2015
U.S. GOVERNMENT MONEY MARKET FUND

	Face Amount	Value

REPURCHASE AGREEMENTS†† - 37.5%
Individual Repurchase Agreement
HSBC Group Issued 09/30/15 at 0.04% due 10/01/15 (secured by U.S. Treasury Strips, 0.00% 2/15/40 – 05/15/40 with a value of $144,865,740) to be repurchased at $142,025,402	$142,025,245	$142,025,245

Joint Repurchase Agreements[4]
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	214,999,611	214,999,611
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	82,294,778	82,294,778
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	77,232,507	77,232,507
Total Repurchase Agreements
(Cost $516,552,141)		516,552,141

Total Investments - 102.3%
(Cost $1,408,641,805)		$1,408,641,805
Other Assets & Liabilities, net - (2.3)%		(31,952,403)
Total Net Assets - 100.0%		$1,376,689,402

††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Variable rate security. Rate indicated is rate effective at September 30, 2015.
[4]	Repurchase Agreements — See Note 5.
plc — Public Limited Company

See Sector Classification in Other Information section.

166 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2015

Assets:
Investments, at value (cost $892,089,664)	$892,089,664
Repurchase agreements, at value (cost $516,552,141)	516,552,141
Total investments (cost $1,408,641,805)	1,408,641,805
Receivables:
Fund shares sold	37,487,309
Interest	36,783
Total assets	1,446,165,897

Liabilities:
Overdraft due to custodian bank	2,644
Payable for:
Fund shares redeemed	54,271,081
Securities purchased	14,920,717
Portfolio accounting fees	5,748
Miscellaneous	276,305
Total liabilities	69,476,495
Commitments and contingent liabilities (Note 12)	—
Net assets	$1,376,689,402

Net assets consist of:
Paid in capital	$1,376,565,844
Undistributed net investment income	—
Accumulated net realized gain on investments	123,558
Net unrealized appreciation on investments	—
Net assets	$1,376,689,402
Capital shares outstanding	1,377,142,099
Net asset value per share	$1.00

STATEMENT OF OPERATIONS
Period Ended September 30, 2015

Investment Income:
Interest	$610,198
Total investment income	610,198

Expenses:
Management fees	2,365,936
Transfer agent and administrative fees	946,385
Portfolio accounting fees	309,986
Registration fees	290,472
Custodian fees	54,534
Trustees’ fees*	27,045
Line of credit fees	295
Miscellaneous	255,652
Total expenses	4,250,305
Less:
Expenses waived by service company	(1,230,169)
Expenses waived by Adviser	(2,410,111)
Total waived expenses	(3,640,280)
Net expenses	610,025
Net investment income	173

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	141,348
Net realized gain	141,348
Net increase in net assets resulting from operations	$141,521

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 167

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$173	$300
Net realized gain (loss) on investments	141,348	(17,790)
Net increase (decrease) in net assets resulting from operations	141,521	(17,490)

Distributions to shareholders from:
Net investment income	(173)	(526)
Net realized gains	—	(21,943)
Total distributions to shareholders	(173)	(22,469)

Capital share transactions:
Proceeds from sale of shares	6,085,347,971	10,417,562,989
Distributions reinvested	123	22,085
Cost of shares redeemed	(5,403,348,775)	(10,503,131,193)
Net increase (decrease) from capital share transactions	681,999,319	(85,546,119)
Net increase (decrease) in net assets	682,140,667	(85,586,078)

Net assets:
Beginning of period	694,548,735	780,134,813
End of period	$1,376,689,402	$694,548,735
Undistributed net investment income at end of period	$—	$—

Capital share activity:
Shares sold	6,085,347,970	10,417,562,989
Shares issued from reinvestment of distributions	136	22,293
Shares redeemed	(5,403,348,774)	(10,503,131,193)
Net increase (decrease) in shares	681,999,332	(85,545,911)

168 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Money Market Class[a]	Period Ended September 30, 2015[b]	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 28, 2013	Period Ended March 31, 2012	Period Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	— [c]	— [c]	— [c]	— [c]	— [c]	— [c]
Net gain (loss) on investments (realized and unrealized)	— [c]	— [c]	— [c]	— [c]	— [c]	— [c]
Total from investment operations	— [c]	— [c]	— [c]	— [c]	— [c]	— [c]
Less distributions from:
Net investment income	(—)[c]	(—)[c]	(—)[c]	(—)[c]	(—)[c]	(—)[c]
Net realized gains	(—)[c]	(—)[c]	(—)[c]	—	(—)[c]	(—)[c]
Total distributions	(—)[c]	(—)[c]	(—)[c]	(—)[c]	(—)[c]	(—)[c]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.00%	0.00%	0.00%	0.00%	0.00%	0.01%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,376,689	$694,549	$780,135	$848,370	$607,565	$833,899
Ratios to average net assets:
Net investment income (loss)	0.00%[d]	0.00%[d]	0.00%[d]	0.00%[d]	0.00%[d]	0.01%
Total expenses	0.90%	0.92%	0.93%	0.95%	0.91%	0.94%
Net expenses[e]	0.13%	0.08%	0.09%	0.17%	0.11%	0.22%
Portfolio turnover rate	—	—	—	—	—	—

[a]

Effective June 15, 2012, the Fund’s Investor Class shares, Advisor Class shares, A-Class shares, C-Class shares and Investor2 Class shares were converted into the newly created Money Market Class. The financial highlights for periods prior to that date reflect the performance of the former Investor Class.

[b]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Less than $0.01 per share.
[d]	Less than 0.01%.
[e]	Net expense information reflects the expense ratios after expense waivers.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 169

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each fund separately.

The Trust offers a combination of eight separate classes of shares: Investor Class shares, Advisor Class shares, A-Class shares, C-Class shares, H-Class shares, P-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. At September 30, 2015, the Trust consisted of fifty-two funds.

This report covers the Nova Fund, S&P 500®Fund, Inverse S&P 500® Strategy Fund, Monthly Rebalance NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000® 1.5x Strategy Fund, Russell 2000® Fund, Inverse Russell 2000® Strategy Fund, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, and U.S. Government Money Market Fund (the “Funds”), each a non-diversified investment company, with the exception of U.S. Government Money Market Fund which is a diversified investment company. Only Investor Class, Advisor Class, A-Class, C-Class, H-Class and Money Market Class shares had been issued by the Funds.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Funds is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. for the Russell 2000® Fund and the S&P 500® Fund. All other Funds in this report will price at the afternoon NAV. The NAV is calculated using the current market value of each Fund’s total assets as of the respective time of calculation. These financial statements are based on the September 30, 2015, afternoon NAV.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board

170 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, provided such amounts approximate market value.

With the exception of the U.S. Government Money Market Fund, U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of OTC swap agreements and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi)

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

C. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

D. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

Credit default swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Upfront payments received or made by a Fund on credit default swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

F. The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

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G. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

H. Dividends from net investment income are declared daily in the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Funds and distributions of net realized gains, if any, in all Funds are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

I. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

J. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

K. Under the Funds’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

As part of its investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

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Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For those Funds whose investment strategy consistently involves applying leverage, the value of the Funds’ shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Funds’ use of leverage, through borrowings or instruments such as derivatives, may cause the Funds to be more volatile and riskier than if they had not been leveraged.

The following Funds utilized derivatives for the following purposes:

Fund	Index Exposure	Liquidity	Leverage
Nova Fund	x	x	x
S&P 500® Fund	x	x	—
Inverse S&P 500® Strategy Fund	x	x	—
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	x	x	x
Inverse NASDAQ-100® Strategy Fund	x	x	—
Mid-Cap 1.5x Strategy Fund	x	x	x
Inverse Mid-Cap Strategy Fund	x	x	—
Russell 2000® 1.5x Strategy Fund	x	x	x
Russell 2000® Fund	x	x	—
Inverse Russell 2000® Strategy Fund	x	x	—
Government Long Bond 1.2x Strategy Fund	x	x	x
Inverse Government Long Bond Strategy Fund	x	x	—
High Yield Strategy Fund	x	x	—
Inverse High Yield Strategy Fund	x	x	—

The following table represents the average notional amount of derivative instruments outstanding (excluding any non-derivative positions) on a quarterly basis:

	Average Notional
Fund	Long	Short
Nova Fund	$103,186,802	$—
S&P 500® Fund	51,530,471	—
Inverse S&P 500® Strategy Fund	—	107,363,359
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	164,725,523	—
Inverse NASDAQ-100® Strategy Fund	—	21,304,352
Mid-Cap 1.5x Strategy Fund	22,633,435	—
Inverse Mid-Cap Strategy Fund	—	4,067,236
Russell 2000® 1.5x Strategy Fund	19,429,215	—
Russell 2000® Fund	21,631,140	—
Inverse Russell 2000® Strategy Fund	1,863,447	7,174,602
Government Long Bond 1.2x Strategy Fund	79,559,461	—
Inverse Government Long Bond Strategy Fund	—	103,326,219
High Yield Strategy Fund*	195,393,233	—
Inverse High Yield Strategy Fund*	—	26,965,366

*

These Funds utilize a combination of currency and/or financial-linked derivatives to obtain exposure to their benchmarks. The gross derivative average notional is $358,579,858 and $49,247,280 for the High Yield Strategy Fund and Inverse High Yield Strategy Fund, respectively.

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Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A Fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. In accordance with its principal investment strategy, the High Yield Strategy Fund enters into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The table on page 153 included in the Schedule of Investments summarizes the information with regard to sold protection on credit default swap contracts as of September 30, 2015.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including: (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

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Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2015:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Interest Rate contracts	Variation margin	Variation margin
Equity/Credit contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2015:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Futures Interest Rate Contracts*	Swaps Credit Default Contracts	Total Value at September 30, 2015
Nova Fund	$—	$817,396	$—	$—	$817,396
S&P 500® Fund	—	201,369	—	—	201,369
Inverse S&P 500® Strategy Fund	121,484	5,693	—	—	127,177
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	—	40,547	—	—	40,547
Inverse NASDAQ-100® Strategy Fund	—	19,011	—	—	19,011
Mid-Cap 1.5x Strategy Fund	—	70,538	—	—	70,538
Inverse Mid-Cap Strategy Fund	—	2,035	—	—	2,035
Russell 2000® 1.5x Strategy Fund	—	24,435	—	—	24,435
Russell 2000® Fund	—	16,942	—	—	16,942
Inverse Russell 2000® Strategy Fund	128,655	21,543	—	—	150,198
Government Long Bond 1.2x Strategy Fund	—	—	1,212,635	—	1,212,635
High Yield Strategy Fund	—	—	67,119	7,890	75,009

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Futures Interest Rate Contracts*	Swaps Credit Default Contracts	Total Value at September 30, 2015
Nova Fund	$130,126	$15,216	$—	$—	$145,342
S&P 500® Fund	472,355	4,146	—	—	476,501
Inverse S&P 500® Strategy Fund	—	3,716,055	—	—	3,716,055
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	6,658	—	—	—	6,658
Inverse NASDAQ-100® Strategy Fund	17,520	350,498	—	—	368,018
Mid-Cap 1.5x Strategy Fund	7,450	80,596	—	—	88,046
Inverse Mid-Cap Strategy Fund	—	80,129	—	—	80,129
Russell 2000® 1.5x Strategy Fund	—	93,920	—	—	93,920
Russell 2000® Fund	105,415	2,977	—	—	108,392
Inverse Russell 2000® Strategy Fund	—	223,323	—	—	223,323
Inverse Government Long Bond Strategy Fund	—	—	658,619	—	658,619
Inverse High Yield Strategy Fund	—	—	92,617	50,716	143,333

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

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The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended September 30, 2015:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest Rate contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Equity/Credit contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended September 30, 2015:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Interest Rate Contracts	Swaps Credit Default Contracts	Total
Nova Fund	$(968,450)	$(4,950,713)	$—	$—	$(5,919,163)
S&P 500® Fund	(175,185)	(4,547,529)	—	—	(4,722,714)
Inverse S&P 500® Strategy Fund	72,531	9,320,407	—	—	9,392,938
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	(11,194,512)	(30,220,476)	—	—	(41,414,988)
Inverse NASDAQ-100® Strategy Fund	59,287	(2,804,495)	—	—	(2,745,208)
Mid-Cap 1.5x Strategy Fund	(304,579)	(1,394,192)	—	—	(1,698,771)
Inverse Mid-Cap Strategy Fund	162,545	487,208	—	—	649,753
Russell 2000® 1.5x Strategy Fund	(232,482)	(1,491,390)	—	—	(1,723,872)
Russell 2000® Fund	45,052	(2,060,690)	—	—	(2,015,638)
Inverse Russell 2000® Strategy Fund	448,667	1,324,703	—	—	1,773,370
Government Long Bond 1.2x Strategy Fund	—	—	603,340	—	603,340
Inverse Government Long Bond Strategy Fund	—	—	5,775,355	—	5,775,355
High Yield Strategy Fund	—	—	277,406	(2,526,736)	(2,249,330)
Inverse High Yield Strategy Fund	—	—	(561,396)	1,007,057	445,661

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Interest Rate Contracts	Swaps Credit Default Contracts	Total
Nova Fund	$(181,307)	$514,723	$—	$—	$333,416
S&P 500® Fund	(513,929)	211,723	—	—	(302,206)
Inverse S&P 500® Strategy Fund	(2,060)	(3,269,813)	—	—	(3,271,873)
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	(399,320)	(113,255)	—	—	(512,575)
Inverse NASDAQ-100® Strategy Fund	(22,010)	(304,095)	—	—	(326,105)
Mid-Cap 1.5x Strategy Fund	(7,968)	(285,871)	—	—	(293,839)
Inverse Mid-Cap Strategy Fund	—	(33,562)	—	—	(33,562)
Russell 2000® 1.5x Strategy Fund	(14,055)	(239,517)	—	—	(253,572)
Russell 2000® Fund	(451,180)	(32,291)	—	—	(483,471)
Inverse Russell 2000® Strategy Fund	122,895	(128,950)	—	—	(6,055)
Government Long Bond 1.2x Strategy Fund	—	—	(1,221,318)	—	(1,221,318)
Inverse Government Long Bond Strategy Fund	—	—	323,117	—	323,117
High Yield Strategy Fund	—	—	(2,846,085)	(1,646,470)	(4,492,555)
Inverse High Yield Strategy Fund	—	—	(74,698)	(41,044)	(115,742)

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds.

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The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at their annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Nova Fund	0.75%
S&P 500® Fund	0.75%
Inverse S&P 500® Strategy Fund	0.90%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	0.90%
Inverse NASDAQ-100® Strategy Fund	0.90%
Mid-Cap 1.5x Strategy Fund	0.90%
Inverse Mid-Cap Strategy Fund	0.90%
Russell 2000® 1.5x Strategy Fund	0.90%
Russell 2000® Fund	0.75%
Inverse Russell 2000® Strategy Fund	0.90%
Government Long Bond 1.2x Strategy Fund	0.50%
Inverse Government Long Bond Strategy Fund	0.90%
High Yield Strategy Fund	0.75%
Inverse High Yield Strategy Fund	0.75%
U.S. Government Money Market Fund	0.50%

GI has contractually agreed to reduce fees and/or reimburse expenses for the Monthly Rebalance NASDAQ-100® 2x Strategy Fund to the extent necessary to keep net operating expenses for A-Class, C-Class and H-Class shares (including Rule 12b-1 fees if any) (excluding brokerage, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) from exceeding 1.35%, 2.10% and 1.35% of the Fund’s A-Class, C-Class and H-Class shares average daily net assets, respectively. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement includes Excluded Expenses and, thus, from time to time may be higher than 1.35%, 2.10% and 1.35%, respectively. This agreement may be terminated only with the approval of the Fund’s Board of Trustees.

RFS provides transfer agent and administrative services to the Funds for fees calculated at the annualized rates below, based on the average daily net assets of the Funds. For these services, RFS receives the following:

Fund	Transfer Agent and Administrative Fees (as a % of Net Assets)
Government Long Bond 1.2x Strategy Fund	0.20%
U.S. Government Money Market Fund	0.20%
Remaining Funds	0.25%

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RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund.

Fund Accounting Fees	(as a % of Net Assets)
S&P 500® Fund	0.15%
Russell 2000® Fund	0.15%
Remaining Funds
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution and Shareholder Services Plan applicable to its Advisor Class shares and a Distribution Plan applicable to A-Class shares and H-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services. With regard to Advisor Class shares only, if a Service Provider provides shareholder services, GFD will receive shareholder servicing fees from the Funds at an annual rate not to exceed 0.25% of average daily net assets. GFD, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for shareholder services it performs. Effective July 10, 2015, Advisor Class shares ceased charging the shareholder services fee.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

GI and its affiliates have voluntarily agreed to waive their fees, including but not limited to accounting, shareholder investor services and investment advisory fees, in an attempt to maintain a positive net yield for the U.S. Government Money Market Fund. GI or its affiliates may terminate this voluntary waiver at any time upon notice to the Fund. When shareholder investor services fees are waived, dealer compensation will be reduced to the extent of such waiver.

For the period ended September 30, 2015, GFD retained sales charges of $203,762 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

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Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ investments at September 30, 2015. See the Schedule of Investments for more details on the classification of securities.

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Nova Fund	$60,235,003	$—	$14,576,980	$817,396	$—	$75,629,379
S&P 500® Fund	88,709,520	—	36,489,555	201,369	—	125,400,444
Inverse S&P 500® Strategy Fund	66,121,966	121,484	99,178,208	5,693	—	165,427,351
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	1,441,724	—	121,374	40,547	—	1,603,645
Inverse NASDAQ-100® Strategy Fund	5,938,502	—	12,954,624	19,011	—	18,912,137
Mid-Cap 1.5x Strategy Fund	15,020,276	—	1,234,102	70,538	—	16,324,916
Inverse Mid-Cap Strategy Fund	1,710,892	—	4,404,333	2,035	—	6,117,260
Russell 2000® 1.5x Strategy Fund	6,801,660	—	1,583,605	24,435	—	8,409,700
Russell 2000® Fund	13,497,278	—	3,426,431	16,942	—	16,940,651
Inverse Russell 2000® Strategy Fund	8,703,732	128,655	16,700,948	21,543	—	25,554,878
Government Long Bond 1.2x Strategy Fund	9,049,255	1,212,635	112,630,415	—	—	122,892,305
Inverse Government Long Bond Strategy Fund	68,202,413	—	298,314,225	—	—	366,516,638
High Yield Strategy Fund	14,440,866	67,119	2,926,963	7,890	—	17,442,838
Inverse High Yield Strategy Fund	19,362,502	—	17,586,056	—	—	36,948,558
U.S. Government Money Market Fund	—	—	1,408,641,805	—	—	1,408,641,805

Liabilities
Nova Fund	$—	$130,126	$—	$15,216	$—	$145,342
S&P 500® Fund	—	472,355	—	4,146	—	476,501
Inverse S&P 500® Strategy Fund	—	—	—	3,716,055	—	3,716,055
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	—	6,658	—	—	—	6,658
Inverse NASDAQ-100® Strategy Fund	—	17,520	—	350,498	—	368,018
Mid-Cap 1.5x Strategy Fund	—	7,450	—	80,596	—	88,046
Inverse Mid-Cap Strategy Fund	—	—	—	80,129	—	80,129
Russell 2000® 1.5x Strategy Fund	—	—	—	93,920	—	93,920
Russell 2000® Fund	—	105,415	—	2,977	—	108,392
Inverse Russell 2000® Strategy Fund	—	—	—	223,323	—	223,323
Inverse Government Long Bond Strategy Fund	—	658,619	153,223,937	—	—	153,882,556
Inverse High Yield Strategy Fund	—	92,617	—	50,716	—	143,333

*	Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended September 30, 2015, there were no transfers between levels.

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The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2015, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			U.S. Treasury Strips
0.04%			0.00%
Due 10/01/15	$415,000,000	$415,000,461	05/15/40	$877,378,500	$423,300,031

Royal Bank of Canada Capital Markets			U.S. Treasury Note
0.03%			1.75%
Due 10/01/15	158,848,348	158,848,480	05/15/23	161,563,300	162,025,380

UMB Financial Corp.			U.S. Treasury Notes
0.04%			1.00% - 3.25%
Due 10/01/15	149,076,968	149,077,134	09/30/16 - 12/31/16	147,857,500	152,058,562

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Nova Fund	Swap equity contracts	$817,396	$—	$817,396	$—	$—	$817,396
S&P 500® Fund	Swap equity contracts	201,369	—	201,369	—	—	201,369
Inverse S&P 500® Strategy Fund	Swap equity contracts	5,693	—	5,693	—	—	5,693
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Swap equity contracts	40,547	—	40,547	—	—	40,547
Inverse NASDAQ-100® Strategy Fund	Swap equity contracts	19,011	—	19,011	—	—	19,011
Mid-Cap 1.5x Strategy Fund	Swap equity contracts	70,538	—	70,538	—	—	70,538
Inverse Mid-Cap Strategy Fund	Swap equity contracts	2,035	—	2,035	—	—	2,035
Russell 2000® 1.5x Strategy Fund	Swap equity contracts	24,435	—	24,435	—	—	24,435
Russell 2000® Fund	Swap equity contracts	16,942	—	16,942	—	—	16,942
Inverse Russell 2000® Strategy Fund	Swap equity contracts	21,543	—	21,543	—	—	21,543

Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Nova Fund	Swap equity contracts	$15,216	$—	$15,216	$—	$15,216	$—
S&P 500® Fund	Swap equity contracts	4,146	—	4,146	—	4,146	—
Inverse S&P 500® Strategy Fund	Swap equity contracts	3,716,055	—	3,716,055	—	3,716,055	—
Inverse NASDAQ-100® Strategy Fund	Swap equity contracts	350,498	—	350,498	—	350,498	—
Mid-Cap 1.5x Strategy Fund	Swap equity contracts	80,596	—	80,596	—	80,596	—
Inverse Mid-Cap Strategy Fund	Swap equity contracts	80,129	—	80,129	—	80,129	—
Russell 2000® 1.5x Strategy Fund	Swap equity contracts	93,920	—	93,920	—	93,920	—
Russell 2000® Fund	Swap equity contracts	2,977	—	2,977	—	2,977	—
Inverse Russell 2000® Strategy Fund	Swap equity contracts	223,323	—	223,323	—	223,323	—

[1]	Exchange-traded futures and centrally cleared swaps are excluded from these reported amounts.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

7. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At September 30, 2015, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Nova Fund	$56,639,501	$18,507,155	$(334,673)	$18,172,482
S&P 500® Fund	95,229,210	30,916,666	(946,801)	29,969,865
Inverse S&P 500® Strategy Fund	165,309,668	29,098	(38,595)	(9,497)
Monthly Rebalance NASDAQ-100® 2x Strategy	1,694,540	—	(131,442)	(131,442)
Inverse NASDAQ-100® Strategy Fund	18,897,164	85	(4,123)	(4,038)
Mid-Cap 1.5x Strategy Fund	14,095,111	3,085,722	(926,454)	2,159,268
Inverse Mid-Cap Strategy Fund	6,118,161	40	(2,976)	(2,936)
Russell 2000® 1.5x Strategy Fund	7,939,020	785,957	(339,712)	446,245
Russell 2000® Fund	19,508,797	—	(2,585,088)	(2,585,088)
Inverse Russell 2000® Strategy Fund	25,408,586	211	(4,117)	(3,906)
Government Long Bond 1.2x Strategy Fund	122,672,999	—	(993,329)	(993,329)
Inverse Government Long Bond Strategy Fund	368,134,771	—	(919,383)	(919,383)
High Yield Strategy Fund	18,336,021	—	(968,192)	(968,192)
Inverse High Yield Strategy Fund	36,963,022	295	(14,759)	(14,464)
U.S. Government Money Market Fund	1,408,641,805	1,833	(1,833)	—

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

8. Securities Transactions

For the period ended September 30, 2015, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Nova Fund	$156,091,381	$228,851,434
S&P 500® Fund	109,770,133	271,368,273
Inverse S&P 500® Strategy Fund	56,622,376	—
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	317,020,966	587,321,686
Inverse NASDAQ-100® Strategy Fund	19,022,493	13,000,000
Mid-Cap 1.5x Strategy Fund	11,387,160	9,935,978
Inverse Mid-Cap Strategy Fund	1,004,206	—
Russell 2000® 1.5x Strategy Fund	43,211,761	50,771,581
Russell 2000® Fund	58,188,905	42,373,140
Inverse Russell 2000® Strategy Fund	9,464,598	900,000
Government Long Bond 1.2x Strategy Fund	152,345,557	153,450,000
Inverse Government Long Bond Strategy Fund	104,497,639	77,500,000
High Yield Strategy Fund	164,436,326	272,742,666
Inverse High Yield Strategy Fund	37,946,603	20,000,000
U.S. Government Money Market Fund	—	30,002,500

For the period ended September 30, 2015, the cost of purchases and proceeds from sales of government securities were as follows:

Fund	Purchases	Sales
Government Long Bond 1.2x Strategy Fund	$1,153,806,828	$1,171,258,841
Inverse Government Long Bond Strategy Fund	(968,421,563)	(928,428,727)

9. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2014 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at http://www.sec.gov/Archives/edgar/data/1601445/000089180414001107/gug60774-ncsr.htm.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Transactions during the period ended September 30, 2015 in which the portfolio company is an “affiliated person” are as follows:

Affiliated issuers by Fund	Value 03/31/15	Additions	Reductions	Value 09/30/15	Shares 09/30/15	Investment Income	Realized Gain (Loss)
Nova Fund
Guggenheim Strategy Fund I	$—	$59,850,111	$(58,600,000)	$11,255,002	452,371	$50,197	$9,571

Inverse S&P 500® Strategy Fund
Guggenheim Strategy Fund I	$—	$44,623,793	$—	$66,121,966	2,657,635	$124,228	$—

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
Guggenheim Strategy Fund I	$—	$86,153,335	$(121,900,000)	$419,224	16,850	$153,350	$67,544

Inverse NASDAQ-100® Strategy Fund
Guggenheim Strategy Fund I	$—	$17,022,493	$(13,000,000)	$5,938,502	238,686	$22,628	$(5,067)

Mid-Cap 1.5x Strategy Fund
Guggenheim Strategy Fund I	$—	$2,614,877	$(4,300,000)	$1,223,212	49,164	$14,877	$1,029

Inverse Mid-Cap Strategy Fund
Guggenheim Strategy Fund I	$—	$1,004,206	$—	$1,710,892	68,766	$4,206	$—

Russell 2000® 1.5x Strategy Fund
Guggenheim Strategy Fund I	$—	$11,610,528	$(12,700,000)	$291,898	11,732	$10,528	$2,146

Inverse Russell 2000® Strategy Fund
Guggenheim Strategy Fund I	$—	$7,465,002	$(900,000)	$8,703,732	349,828	$15,002	$(407)

Government Long Bond 1.2x Strategy Fund
Guggenheim Strategy Fund I	$—	$150,345,203	$(151,450,000)	$9,049,255	363,716	$45,327	$8,859

Inverse Government Long Bond Strategy Fund
Guggenheim Strategy Fund I	$53,244,134	$92,498,853	$(77,500,000)	$68,202,413	2,741,255	$248,725	$(127,092)

High Yield Strategy Fund
Guggenheim Strategy Fund I	$64,315,270	$129,485,528	$(186,900,000)	$6,942,567	279,042	$284,996	$159,999
Guggenheim Strategy Fund II	33,783,080	29,153,981	(60,000,000)	2,922,576	117,609	153,275	63,764
	$98,098,350	$158,639,509	$(246,900,000)	$9,865,143		$438,271	$223,763

Inverse High Yield Strategy Fund
Guggenheim Strategy Fund I	$—	$26,519,785	$(14,750,000)	$12,480,857	501,642	$20,185	$(6,286)
Guggenheim Strategy Fund II	—	11,426,818	(5,250,000)	6,881,645	276,927	26,819	(6,551)
	$—	$37,946,603	$(20,000,000)	$19,362,502		$47,004	$(12,837)

10. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 12, 2016. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended September 30, 2015. The Funds did not have any borrowings under this agreement at September 30, 2015.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The average daily balances borrowed for the period ended September 30, 2015, were as follows:

Fund	Average Daily Balance
Nova Fund	$36,630
S&P 500® Fund	361,416
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	151,112
Inverse NASDAQ-100® Strategy Fund	1,640
Government Long Bond 1.2x Strategy Fund	32,034
Inverse Government Long Bond Strategy Fund	49,726
High Yield Strategy Fund	36,954
U.S Government Money Market Fund	46,422

11. Portfolio Securities Loaned

During the period ended September 30, 2015, certain Funds lent their securities to approved brokers to earn additional income. Security lending income shown on the Statement of Operations is net of rebates paid to borrowers and earnings on cash collateral investments shared with the lending agent. As of September 30, 2015, all Funds had ceased participation in securities.

12. Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Series Funds has been named as a defendant in one of the SLCFC actions: Deutsche Bank Trust Co. Americas v. McGurn, No. 11-1510 (S.D.N.Y.). In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

The SLCFC appeals have been fully briefed, and oral argument in front of the U.S. Court of Appeals for the Second Circuit occurred on November 5, 2014. The Court has not yet issued a decision on the appeals.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Series Funds was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust action”).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

On April 7, 2014, the plaintiff filed a Third Amended Complaint. In the related action entitled Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adversary Proceeding No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust action”), the plaintiff also filed a Second Amended Complaint that alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer. A third related action against the former Lyondell shareholders, Weisfelner, as Trustee of the LB Creditor Trust v. Reichman, Adversary Proceeding No. 12-1570 (Bankr. S.D.N.Y.) (the “Reichman action”), is pending as well.

On May 8, 2014, the plaintiff in the Litigation Trust action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 30, 2014, the defendants filed a motion to dismiss these lawsuits. The Court held oral argument on the motion to dismiss and on the motion for class certification on January 14 and January 15, 2015. On September 15, 2015, the Court denied the motion for class certification without prejudice to the plaintiff’s right to file a renewed motion. The Court has not yet issued a decision on the motion to dismiss. Discovery has commenced in these lawsuits.

These lawsuits do not allege any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,725,168; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $2,193,600; Global 130/30 Strategy Fund - $37,920; Hedged Equity Fund - $1,440; and Multi-Hedge Strategies Fund - $1,116,480. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

13. Subsequent Event

Conversion of Advisor Class Shares and Class H Shares

Effective following the close of business on September 30, 2015, all outstanding Advisor Class shares of the Nova Fund, Inverse S&P Strategy Fund, Inverse NASDAQ-100 Strategy Fund, Government Long Bond 1.2x Strategy Fund and Inverse Government Long Bond Strategy Fund will be converted into Class H shares of the Funds and the Funds will no longer offer Advisor Class shares. The conversion of all outstanding Advisor Class shares will be effected by exchanging shareholders’ Advisor Class shares for Class H shares. Advisor Class shareholders of the Funds will receive Class H shares of the Fund with a value equal to the value of their investment in Advisor Class shares of the Funds on September 30, 2015. No shareholder action is required to effect the conversion of the Funds Advisor Class shares into Class H shares.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Board Considerations in Approving the Continuation of the Investment Advisory Agreement

The Board of the Trust, including the Independent Trustees, attended an in-person meeting held on May 18, 2015, called for the purpose of, among other things, the consideration of, and voting on, the approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and the Advisor applicable to each series of the Trust except for the Dow Jones Industrial Average® Fund (each, a “Fund” and, collectively, the “Funds”). The Board unanimously approved the continuation of the Investment Advisory Agreement for an additional one-year period based on the Board’s review of qualitative and quantitative information provided by the Advisor. The Board had previously considered information pertaining to the renewal of the Investment Advisory Agreement at an in-person meeting held on April 28, 2015 (together, with the May 18 meeting, the “Meetings”).

Prior to reaching the conclusion to approve the continuation of the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. In addition, the Board received a memorandum from fund counsel regarding the responsibilities of the Board with respect to the approval of investment advisory agreements and participated in question and answer sessions with representatives of the Advisor. The Trustees also carefully considered information that they had received throughout the year as part of their regular oversight of the Funds. At the Meetings, the Board obtained and reviewed a wide variety of information, including certain comparative information regarding the Funds’ fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds (the “FUSE reports”). The Independent Trustees carefully evaluated this information, met in executive session outside the presence of fund management, and were advised by independent legal counsel with respect to their deliberations.

At the Meetings, the Board, including the Independent Trustees, evaluated a number of factors, including among others: (a) the nature, extent and quality of the Advisor’s investment advisory and other services; (b) the Advisor’s investment management personnel; (c) the Advisor’s operations and financial condition; (d) the Advisor’s brokerage practices (including any soft dollar arrangements) and the variety and complexity of its investment strategies; (e) a comparison of the Funds’ advisory fees to the advisory fees charged to comparable funds or accounts, giving special attention to the existence of economies of scale and the absence of breakpoints in these fees and the Advisor’s rationale for not providing for breakpoints at this point in time; (f) each Fund’s overall fees and operating expenses compared with those of similar

188 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(continued)

funds; (g) the level of the Advisor’s profitability from its Fund-related operations; (h) the Advisor’s compliance processes and systems; (i) the Advisor’s compliance policies and procedures; (j) the Advisor’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with that of similar funds and/or appropriate benchmarks. In its deliberations, the Trustees did not identify any single piece of information that was all-important or controlling, noting that each Trustee could attribute different weights to the various factors considered.

Based on the Board’s deliberations at the Meetings, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Advisor’s fees are reasonable in light of the services that it provides to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreement based upon the following considerations, among others:

●

Nature, Extent and Quality of Services Provided by the Advisor. The Board evaluated, among other things, the Advisor’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of its investment strategies, brokerage practices, and the adequacy of its compliance systems and processes. The Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by the Advisor for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Advisor’s representations to the Board that the Advisor would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and whether these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs. Based on the foregoing, the Trustees determined that the approval of the Investment Advisory Agreement would enable shareholders of the Funds to receive high quality services at a cost that was appropriate and reasonable.

●

Fund Expenses and Performance of the Funds and the Advisor. The Board reviewed statistical information provided by the Advisor regarding the expense ratio components and performance of each Fund. The Advisor engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare reports to help the Board compare the Funds’ fees, expenses, and total return performance with those of a peer group and peer universe of funds selected by FUSE. In the reports, each Fund’s expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses, are compared to those of other funds with shared key characteristics (e.g., asset size, fee structure, sector or industry investment focus) determined by FUSE to comprise a Fund’s applicable peer group. The Board also considered the Advisor’s representation that it found the peer groups compiled by FUSE to be appropriate. The statistical information related to the performance of each Fund included three month and one-, three-, and five-year performance for the Fund compared to that of its peers. Based on the foregoing, the Board determined that the proposed advisory fees paid by the Funds are reasonable in relation to the nature and quality of the services provided by the Advisor.

●

Costs of Services Provided to the Funds and Profits Realized by the Advisor and its Affiliates. The Board reviewed information about the profitability of the Funds to the Advisor based on the advisory fees payable under the current Investment Advisory Agreement for the last calendar year. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to the Advisor, and reviewed the FUSE reports. The Board also reviewed information regarding the direct revenue received by the Advisor and ancillary revenue, if any, received by the Advisor and/or its affiliates in connection with the services provided to the Funds by the Advisor and/or its affiliates. The Board considered information regarding the Advisor’s profit margin as reflected in the Advisor’s profitability analysis, as well as information provided by the Advisor concerning the methodology used to allocate various expenses among the individual Funds in determining the Advisor’s profitability. Based on the foregoing, the Board determined that the profit to the Advisor on the fees paid by the Funds is not excessive in view of the nature and quality of the services provided by the Advisor.

●

Economies of Scale. The Board considered the absence of breakpoints in the Advisor’s fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in the Funds’ asset levels. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex often increase and decrease significantly due to the unlimited trading that is permitted among

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 189

OTHER INFORMATION (Unaudited)(concluded)

most of the Funds in the complex, the Board concluded that the Funds have not yet achieved sufficient asset levels to realize meaningful economies of scale. The Board noted that it intends to continue to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

●

Other Benefits to the Advisor and/or its Affiliates. In addition to evaluating the Advisor’s services, the Board considered the nature and amount of other benefits to be received by the Advisor and its affiliates as a result of their relationship with the Fund, including any soft dollar usage by the Advisor and any intangible benefits. In particular, the Board considered the nature, extent, quality, and cost of certain administrative, distribution, and shareholder services performed by the Advisor’s affiliates under separate agreements and the Distribution and Shareholders Services Plan pursuant to Rule 12b-1 of the 1940 Act. In light of the costs of providing services pursuant to the separate agreements as well as the Advisor’s and its affiliates’ commitment to the Funds, the Board concluded the ancillary benefits the Advisor and its affiliates received were reasonable.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreement were reasonable, and that approval of the continuation of the Investment Advisory Agreement was in the best interests of the Funds and their shareholders.

190 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	224

Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Corey A. Colehour (1945)	Trustee from 1993 to present; Member of the Audit Committee from 1994 to present; Member of the Governance Committee from 2014 to present; and Member of the Investment and Performance Committee from 2014 to present.	Retired.	133	None.
J. Kenneth Dalton (1941)	Trustee from 1995 to present; Chairman and Member of the Audit Committee from 1997 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	133	Epiphany Funds (4) (2009-present).
John O. Demaret (1940)	Vice Chairman of the Board from 2014 to present (Chairman of the Board from 2006 to 2014); Trustee and Member of the Audit Committee from 1997 to present; Chairman (since 2014) and Member of the Compliance and Risk Oversight Committee from 2010 to present; Chairman and Member of the Investment and Performance Committee from 2014 to present; and Member of the Nominating Committee from 2014 to present.	Retired.	133	None.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 191

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES - concluded
Werner E. Keller (1940)	Chairman of the Board from 2014 to present (Vice Chairman of the Board from 2010 to 2014); Trustee and Member of the Audit Committee from 2005 to present; and Member of the Investment and Performance Committee from 2014 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	133	None.
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit Committee from 2005 to present; Member of the Nominating Committee from 2005 to present; and Member of the Governance Committee from 2007 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	133	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; Chairman and Member of the Nominating Committee from 2004 to present; Chairman and Member of the Governance Committee from 2007 to present; and Member of the Compliance and Risk Oversight Committee from 2014 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	133	None.

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).

Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

Michael P. Byrum (1970)	Vice President (1999-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

192 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009-present); Chief Executive Officer & President, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2006-2011).

Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Paul J. Davio (1972)	Assistant Treasurer (2014-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2006-present).

Former: Manager, Mutual Fund Administration, Guggenheim Investments (2003-2006).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 193

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

194 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 195

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9.30.2015

Rydex Funds Semi-Annual Report

Domestic Equity Funds	International Equity Funds
S&P 500® Pure Growth Fund	Europe 1.25x Strategy Fund
S&P 500® Pure Value Fund	Japan 2x Strategy Fund
S&P MidCap 400® Pure Growth Fund	Specialty Funds
S&P MidCap 400® Pure Value Fund	Strengthening Dollar 2x Strategy Fund
S&P SmallCap 600® Pure Growth Fund	Weakening Dollar 2x Strategy Fund
S&P SmallCap 600® Pure Value Fund

RBENF2-SEMI-0915x0316	guggenheiminvestments.com

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	5
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
S&P 500® PURE GROWTH FUND	9
S&P 500® PURE VALUE FUND	16
S&P MIDCAP 400® PURE GROWTH FUND	23
S&P MIDCAP 400® PURE VALUE FUND	30
S&P SMALLCAP 600® PURE GROWTH FUND	37
S&P SMALLCAP 600® PURE VALUE FUND	44
EUROPE 1.25x STRATEGY FUND	52
JAPAN 2x STRATEGY FUND	59
STRENGTHENING DOLLAR 2x STRATEGY FUND	65
WEAKENING DOLLAR 2x STRATEGY FUND	71
NOTES TO FINANCIAL STATEMENTS	77
OTHER INFORMATION	91
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	94
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	97

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2015

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for a selection of our Funds for the six-month period ended September 30, 2015.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC, is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
October 31, 2015

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses, and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2015

At the end of the period, the underlying U.S. economy continued to maintain its strong footing. A market correction that began in August persisted through the end of the period; September and October are historically difficult times for the stock market, and by extension, risk assets of any kind, including credit.

Markets had been performing solidly for most of the period. Growth mid-year bounced back from a weather-induced slowdown in the first quarter, with GDP increasing 3.9% for the second quarter. The labor and housing markets continued to strengthen, and the drop in gas prices was acting as a tax cut, which was expected to increase consumer spending power going into the holiday season. Even though labor markets are moving toward full employment, questions remain about the viability of sustained economic expansion in the U.S. In particular, there is debate about the net effect of declining energy prices and a stronger dollar. These are both positive for the U.S. consumer, but low oil prices hurt the U.S. energy industry and a strong dollar is challenging for U.S. manufacturers. In addition, oil prices and the strong dollar exert a downward pressure on inflation, and a risk of deflation is a negative for the economy.

At the same time, currency devaluation, particularly in Japan and the euro zone, is putting pressure on countries to devalue to improve export competitiveness. Those countries slow to devalue, like China, are feeling economic pressure at home, driving down asset prices, and increasing deflationary pressures, escalating the risk of financial contagion abroad. China may have to devalue the renminbi further due to continued slowing in the economy. Combined with the tepid expansion in both Europe and Japan, the pressure will be for central banks there to increase easing measures.

The U.S. Federal Reserve (the “Fed”) is hard pressed to justify a rate increase based on its self-prescribed metrics, which include rising inflation and an improved employment situation with clearly rising wages. At best, policymakers can argue that the prospects for wage growth and inflation are improving, but clear evidence is lacking.

A preemptive rate increase seems risky and opens the Fed to potential criticism given the fragility in financial markets and the prospect that rising U.S. rates could further strengthen the dollar and also potentially exacerbate foreign economic turbulence. While prices and wages remain tame, the risk of another asset bubble is increasing. The longer policy remains highly accommodative, the greater the likelihood that asset classes including commercial real estate, equities, or certain categories of bonds could become overvalued.

At period end, the risk of financial contagion remained high, which could result in central banks providing additional liquidity or delaying rate increases. Use of the monetary printing press is a handy tool to prop up asset prices and temporarily spur economic growth, which is the main reason a recession does not appear to be on the horizon for either the G-7 nations or China. It’s also worth noting that there has never been a recession in the post-war period without the Fed first raising interest rates, after which it typically takes several years for a recession to be induced.

For the six months ended September 30, 2015, the Standard & Poor’s 500® (“S&P 500”) Index* returned -6.18%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned -8.66%. The return of the MSCI Emerging Markets Index* was -19.28%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a -0.47% return for the period, while the Barclays U.S. Corporate High Yield Index* returned -4.85%. The return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.02% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	September 30, 2015

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar (“USD”)-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$ 10.00
Day 1	106	6.0%	9.0%	$ 10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2015 and ending September 30, 2015.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
S&P 500® Pure Growth Fund
A-Class	1.49%	(7.18%)	$ 1,000.00	$ 928.20	$ 7.20
C-Class	2.24%	(7.53%)	1,000.00	924.70	10.81
H-Class	1.49%	(7.18%)	1,000.00	928.20	7.20
S&P 500® Pure Value Fund
A-Class	1.49%	(10.98%)	1,000.00	890.20	7.06
C-Class	2.24%	(11.31%)	1,000.00	886.90	10.60
H-Class	1.49%	(10.98%)	1,000.00	890.20	7.06
S&P MidCap 400® Pure Growth Fund
A-Class	1.49%	(7.07%)	1,000.00	929.30	7.21
C-Class	2.24%	(7.43%)	1,000.00	925.70	10.81
H-Class	1.49%	(7.07%)	1,000.00	929.30	7.21
S&P MidCap 400® Pure Value Fund
A-Class	1.49%	(12.35%)	1,000.00	876.50	7.01
C-Class	2.24%	(12.67%)	1,000.00	873.30	10.52
H-Class	1.48%	(12.34%)	1,000.00	876.60	6.96
S&P SmallCap 600® Pure Growth Fund
A-Class	1.49%	(9.08%)	1,000.00	909.20	7.13
C-Class	2.24%	(9.43%)	1,000.00	905.70	10.70
H-Class	1.49%	(9.08%)	1,000.00	909.20	7.13
S&P SmallCap 600® Pure Value Fund
A-Class	1.49%	(16.12%)	1,000.00	838.80	6.87
C-Class	2.24%	(16.46%)	1,000.00	835.40	10.31
H-Class	1.49%	(16.14%)	1,000.00	838.60	6.87
Europe 1.25x Strategy Fund
A-Class	1.66%	(10.42%)	1,000.00	895.80	7.89
C-Class	2.40%	(10.68%)	1,000.00	893.20	11.39
H-Class	1.65%	(10.44%)	1,000.00	895.60	7.84
Japan 2x Strategy Fund
A-Class	1.48%	(16.27%)	1,000.00	837.30	6.82
C-Class	2.23%	(16.60%)	1,000.00	834.00	10.25
H-Class	1.48%	(16.30%)	1,000.00	837.00	6.82
Strengthening Dollar 2x Strategy Fund
A-Class	1.68%	(6.42%)	1,000.00	935.80	8.15
C-Class	2.44%	(6.77%)	1,000.00	932.30	11.82
H-Class	1.68%	(6.43%)	1,000.00	935.70	8.15
Weakening Dollar 2x Strategy Fund
A-Class	1.69%	3.90%	1,000.00	1,039.00	8.64
C-Class	2.43%	3.52%	1,000.00	1,035.20	12.40
H-Class	1.68%	3.82%	1,000.00	1,038.20	8.58

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
S&P 500® Pure Growth Fund
A-Class	1.49%	5.00%	$ 1,000.00	$ 1,017.60	$ 7.54
C-Class	2.24%	5.00%	1,000.00	1,013.84	11.31
H-Class	1.49%	5.00%	1,000.00	1,017.60	7.54
S&P 500® Pure Value Fund
A-Class	1.49%	5.00%	1,000.00	1,017.60	7.54
C-Class	2.24%	5.00%	1,000.00	1,013.84	11.31
H-Class	1.49%	5.00%	1,000.00	1,017.60	7.54
S&P MidCap 400® Pure Growth Fund
A-Class	1.49%	5.00%	1,000.00	1,017.60	7.54
C-Class	2.24%	5.00%	1,000.00	1,013.84	11.31
H-Class	1.49%	5.00%	1,000.00	1,017.60	7.54
S&P MidCap 400® Pure Value Fund
A-Class	1.49%	5.00%	1,000.00	1,017.60	7.54
C-Class	2.24%	5.00%	1,000.00	1,013.84	11.31
H-Class	1.48%	5.00%	1,000.00	1,017.65	7.49
S&P SmallCap 600® Pure Growth Fund
A-Class	1.49%	5.00%	1,000.00	1,017.60	7.54
C-Class	2.24%	5.00%	1,000.00	1,013.84	11.31
H-Class	1.49%	5.00%	1,000.00	1,017.60	7.54
S&P SmallCap 600® Pure Value Fund
A-Class	1.49%	5.00%	1,000.00	1,017.60	7.54
C-Class	2.24%	5.00%	1,000.00	1,013.84	11.31
H-Class	1.49%	5.00%	1,000.00	1,017.60	7.54
Europe 1.25x Strategy Fund
A-Class	1.66%	5.00%	1,000.00	1,016.75	8.39
C-Class	2.40%	5.00%	1,000.00	1,013.04	12.11
H-Class	1.65%	5.00%	1,000.00	1,016.80	8.34
Japan 2x Strategy Fund
A-Class	1.48%	5.00%	1,000.00	1,017.65	7.49
C-Class	2.23%	5.00%	1,000.00	1,013.89	11.26
H-Class	1.48%	5.00%	1,000.00	1,017.65	7.49
Strengthening Dollar 2x Strategy Fund
A-Class	1.68%	5.00%	1,000.00	1,016.65	8.49
C-Class	2.44%	5.00%	1,000.00	1,012.84	12.31
H-Class	1.68%	5.00%	1,000.00	1,016.65	8.49
Weakening Dollar 2x Strategy Fund
A-Class	1.69%	5.00%	1,000.00	1,016.60	8.54
C-Class	2.43%	5.00%	1,000.00	1,012.89	12.26
H-Class	1.68%	5.00%	1,000.00	1,016.65	8.49

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.
[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2015 to September 30, 2015.

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)	September 30, 2015

S&P 500® PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P 500® Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
DR Horton, Inc.	2.9%
Under Armour, Inc. — Class A	2.4%
Facebook, Inc. — Class A	2.1%
Expedia, Inc.	2.1%
Constellation Brands, Inc. — Class A	2.1%
Lennar Corp. — Class A	2.0%
Avago Technologies Ltd.	1.9%
Regeneron Pharmaceuticals, Inc.	1.8%
VeriSign, Inc.	1.8%
O’Reilly Automotive, Inc.	1.7%
Top Ten Total	20.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
S&P 500® PURE GROWTH FUND

	Shares	Value

COMMON STOCKS† - 99.5%

Consumer, Cyclical - 25.7%
DR Horton, Inc.	160,300	$4,706,407
Under Armour, Inc. — Class A*	41,190	3,986,368
Lennar Corp. — Class A	68,645	3,303,884
O’Reilly Automotive, Inc.*	11,061	2,765,249
Advance Auto Parts, Inc.	14,475	2,743,447
Delta Air Lines, Inc.	57,617	2,585,274
Southwest Airlines Co.	65,942	2,508,434
Signet Jewelers Ltd.	16,500	2,246,145
Chipotle Mexican Grill, Inc. — Class A*	3,010	2,167,953
CVS Health Corp.	17,731	1,710,687
Lowe’s Companies, Inc.	22,350	1,540,362
AutoZone, Inc.*	1,740	1,259,464
Harman International Industries, Inc.	12,980	1,245,950
Dollar Tree, Inc.*	17,970	1,197,880
Wyndham Worldwide Corp.	14,982	1,077,206
NIKE, Inc. — Class B	8,700	1,069,839
VF Corp.	14,070	959,715
Hanesbrands, Inc.	33,100	957,914
Home Depot, Inc.	8,050	929,695
Nordstrom, Inc.	11,600	831,836
Ross Stores, Inc.	16,550	802,179
Michael Kors Holdings Ltd.*	18,450	779,328
Leggett & Platt, Inc.	18,380	758,175
Total Consumer, Cyclical		42,133,391

Consumer, Non-cyclical - 25.3%
Constellation Brands, Inc. — Class A	26,845	3,361,262
Regeneron Pharmaceuticals, Inc.*	6,346	2,951,777
Allergan plc*	9,932	2,699,618
Monster Beverage Corp.*	18,996	2,567,119
Gilead Sciences, Inc.	24,208	2,376,984
Celgene Corp.*	21,782	2,356,159
Alexion Pharmaceuticals, Inc.*	14,402	2,252,329
AmerisourceBergen Corp. — Class A	22,370	2,124,926
Edwards Lifesciences Corp.*	14,110	2,006,018
Zoetis, Inc.	46,140	1,900,045
DaVita HealthCare Partners, Inc.*	24,870	1,798,847
Moody’s Corp.	17,003	1,669,695
Amgen, Inc.	11,900	1,646,008
Robert Half International, Inc.	26,089	1,334,713
Molson Coors Brewing Co. — Class B	15,420	1,280,168
Cintas Corp.	13,630	1,168,773
Biogen, Inc.*	3,949	1,152,358
Dr Pepper Snapple Group, Inc.	13,900	1,098,795
Intuitive Surgical, Inc.*	2,270	1,043,247
United Rentals, Inc.*	17,330	1,040,667
MasterCard, Inc. — Class A	11,096	999,972
Mylan N.V.*	23,150	932,019
AbbVie, Inc.	16,301	886,937
Keurig Green Mountain, Inc.	16,314	850,612
Total Consumer, Non-cyclical		41,499,048

Technology - 18.3%
Avago Technologies Ltd.	24,870	3,108,999
Akamai Technologies, Inc.*	39,805	2,748,933
Apple, Inc.	22,950	2,531,385
Skyworks Solutions, Inc.	26,020	2,191,144
Red Hat, Inc.*	27,489	1,975,909
Electronic Arts, Inc.*	28,674	1,942,664
Activision Blizzard, Inc.	58,300	1,800,887
Micron Technology, Inc.*	118,935	1,781,646
Cognizant Technology Solutions Corp. — Class A*	26,722	1,673,064
Seagate Technology plc	34,745	1,556,576
Western Digital Corp.	16,190	1,286,134
Fiserv, Inc.*	14,696	1,272,821
NVIDIA Corp.	39,700	978,605
Citrix Systems, Inc.*	12,408	859,626
Qorvo, Inc.*	19,050	858,203
Intel Corp.	24,820	748,075
Cerner Corp.*	12,064	723,357
Lam Research Corp.	10,950	715,364
SanDisk Corp.	12,430	675,322
QUALCOMM, Inc.	11,828	635,518
Total Technology		30,064,232

Financial - 12.2%
Equinix, Inc.	8,450	2,310,230
American Tower Corp. — Class A	21,370	1,880,133
CBRE Group, Inc. — Class A*	45,927	1,469,664
Welltower, Inc.	19,300	1,306,996
Visa, Inc. — Class A	18,684	1,301,527
Equity Residential	16,750	1,258,260
Kimco Realty Corp.	49,725	1,214,782
AvalonBay Communities, Inc.	6,571	1,148,742
Host Hotels & Resorts, Inc.	71,440	1,129,466
Essex Property Trust, Inc.	4,350	971,877
Legg Mason, Inc.	23,100	961,191
Macerich Co.	11,610	891,880
Alliance Data Systems Corp.*	3,420	885,712
Ameriprise Financial, Inc.	7,900	862,127
Boston Properties, Inc.	6,820	807,488
Ventas, Inc.	14,100	790,446
Navient Corp.	68,490	769,828
Total Financial		19,960,349

Communications - 10.6%
Facebook, Inc. — Class A*	38,012	3,417,279
Expedia, Inc.	28,989	3,411,425
VeriSign, Inc.*	40,905	2,886,257
F5 Networks, Inc.*	15,930	1,844,694
Yahoo!, Inc.*	39,095	1,130,236
Priceline Group, Inc.*	831	1,027,831

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2015
S&P 500® PURE GROWTH FUND

	Shares	Value

Walt Disney Co.	9,400	$960,680
Time Warner, Inc.	13,100	900,625
eBay, Inc.*	34,100	833,404
Google, Inc. — Class A*	784	500,482
Google, Inc. — Class C*	787	478,827
Total Communications		17,391,740

Industrial - 3.4%
Martin Marietta Materials, Inc.	9,660	1,467,837
Union Pacific Corp.	12,700	1,122,807
Thermo Fisher Scientific, Inc.	8,170	999,028
Amphenol Corp. — Class A	19,400	988,624
CH Robinson Worldwide, Inc.	14,580	988,232
Total Industrial		5,566,528

Energy - 2.3%
EOG Resources, Inc.	16,750	1,219,400
Cabot Oil & Gas Corp. — Class A	45,595	996,707
Range Resources Corp.	26,309	845,045
Williams Companies, Inc.	18,380	677,303
Total Energy		3,738,455

Basic Materials - 1.7%
Sherwin-Williams Co.	4,650	1,035,927
Sigma-Aldrich Corp.	6,500	902,980
Ecolab, Inc.	7,175	787,241
Total Basic Materials		2,726,148

Total Common Stocks
(Cost $140,266,268)		163,079,891

	Face Amount

REPURCHASE AGREEMENTS††,1 - 0.6%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$555,996	555,996
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	212,817	212,817
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	199,726	199,726
Total Repurchase Agreements
(Cost $968,539)		968,539

Total Investments - 100.1%
(Cost $141,234,807)		$164,048,430
Other Assets & Liabilities, net - (0.1)%		(204,612)
Total Net Assets - 100.0%		$163,843,818

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

S&P 500® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments, at value (cost $140,266,268)	$163,079,891
Repurchase agreements, at value (cost $968,539)	968,539
Total investments (cost $141,234,807)	164,048,430
Cash	9,983
Receivables:
Fund shares sold	461,702
Dividends	84,673
Total assets	164,604,788

Liabilities:
Payable for:
Fund shares redeemed	508,769
Management fees	99,281
Distribution and service fees	46,896
Transfer agent and administrative fees	33,094
Portfolio accounting fees	13,237
Miscellaneous	59,693
Total liabilities	760,970
Commitments and contingent liabilities (Note 12)	—
Net assets	$163,843,818

Net assets consist of:
Paid in capital	$149,799,661
Accumulated net investment loss	(831,027)
Accumulated net realized loss on investments	(7,938,439)
Net unrealized appreciation on investments	22,813,623
Net assets	$163,843,818

A-Class:
Net assets	$26,894,866
Capital shares outstanding	518,850
Net asset value per share	$51.84
Maximum offering price per share (Net asset value divided by 95.25%)	$54.43

C-Class:
Net assets	$21,790,667
Capital shares outstanding	460,000
Net asset value per share	$47.37

H-Class:
Net assets	$115,158,285
Capital shares outstanding	2,222,004
Net asset value per share	$51.83

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends	$767,457
Interest	201
Total investment income	767,658

Expenses:
Management fees	579,945
Transfer agent and administrative fees	193,315
Distribution and service fees:
A-Class	34,818
C-Class	114,370
H-Class	129,904
Portfolio accounting fees	77,325
Custodian fees	8,883
Trustees’ fees*	5,090
Line of credit fees	492
Miscellaneous	91,302
Total expenses	1,235,444
Net investment loss	(467,786)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(6,599,099)
Net realized loss	(6,599,099)
Net change in unrealized appreciation (depreciation) on:
Investments	(7,707,226)
Net change in unrealized appreciation (depreciation)	(7,707,226)
Net realized and unrealized loss	(14,306,325)
Net decrease in net assets resulting from operations	$(14,774,111)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(467,786)	$(1,197,722)
Net realized gain (loss) on investments	(6,599,099)	10,011,328
Net change in unrealized appreciation (depreciation) on investments	(7,707,226)	4,587,390
Net increase (decrease) in net assets resulting from operations	(14,774,111)	13,400,996

Distributions to shareholders from:
Net realized gains
A-Class	—	(602,725)
C-Class	—	(628,949)
H-Class	—	(3,232,222)
Total distributions to shareholders	—	(4,463,896)

Capital share transactions:
Proceeds from sale of shares
A-Class	31,872,536	37,179,898
C-Class	3,945,503	14,859,172
H-Class	185,008,898	422,548,514
Distributions reinvested
A-Class	—	569,662
C-Class	—	609,646
H-Class	—	3,196,101
Cost of shares redeemed
A-Class	(28,295,112)	(34,342,245)
C-Class	(3,095,900)	(11,449,505)
H-Class	(163,915,710)	(429,533,249)
Net increase from capital share transactions	25,520,215	3,637,994
Net increase in net assets	10,746,104	12,575,094

Net assets:
Beginning of period	153,097,714	140,522,620
End of period	$163,843,818	$153,097,714
Accumulated net investment loss at end of period	$(831,027)	$(363,241)

Capital share activity:
Shares sold
A-Class	575,699	703,638
C-Class	79,358	302,375
H-Class	3,376,167	7,902,853
Shares issued from reinvestment of distributions
A-Class	—	10,626
C-Class	—	12,364
H-Class	—	59,629
Shares redeemed
A-Class	(518,251)	(646,079)
C-Class	(62,481)	(233,689)
H-Class	(3,027,934)	(8,126,262)
Net increase (decrease) in shares	422,558	(14,545)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

S&P 500® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$55.85	$50.81	$38.86	$34.54	$33.15	$26.51
Income (loss) from investment operations:
Net investment income (loss)[b]	(.14)	(.33)	(.23)	(.13)	(.20)	(.18)
Net gain (loss) on investments (realized and unrealized)	(3.87)	6.86	12.18	4.45	1.82	6.82
Total from investment operations	(4.01)	6.53	11.95	4.32	1.62	6.64
Less distributions from:
Net realized gains	—	(1.49)	—	—	(.23)	—
Total distributions	—	(1.49)	—	—	(.23)	—
Net asset value, end of period	$51.84	$55.85	$50.81	$38.86	$34.54	$33.15

Total Return[c]	(7.18%)	12.98%	30.75%	12.51%	4.96%	25.05%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$26,895	$25,768	$19,978	$15,001	$2,846	$2,704
Ratios to average net assets:
Net investment income (loss)	(0.51%)	(0.62%)	(0.51%)	(0.38%)	(0.62%)	(0.65%)
Total expenses	1.49%	1.50%	1.52%	1.51%	1.52%	1.53%
Portfolio turnover rate	101%	274%	594%	421%	586%	808%

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$51.23	$47.07	$36.27	$32.48	$31.42	$25.32
Income (loss) from investment operations:
Net investment income (loss)[b]	(.32)	(.67)	(.52)	(.38)	(.41)	(.41)
Net gain (loss) on investments (realized and unrealized)	(3.54)	6.32	11.32	4.17	1.70	6.51
Total from investment operations	(3.86)	5.65	10.80	3.79	1.29	6.10
Less distributions from:
Net realized gains	—	(1.49)	—	—	(.23)	—
Total distributions	—	(1.49)	—	—	(.23)	—
Net asset value, end of period	$47.37	$51.23	$47.07	$36.27	$32.48	$31.42

Total Return[c]	(7.53%)	12.13%	29.78%	11.70%	4.15%	24.09%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,791	$22,701	$17,042	$8,692	$11,623	$8,384
Ratios to average net assets:
Net investment income (loss)	(1.25%)	(1.37%)	(1.24%)	(1.19%)	(1.35%)	(1.53%)
Total expenses	2.24%	2.25%	2.27%	2.25%	2.26%	2.29%
Portfolio turnover rate	101%	274%	594%	421%	586%	808%

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$55.84	$50.80	$38.84	$34.52	$33.13	$26.50
Income (loss) from investment operations:
Net investment income (loss)[b]	(.14)	(.34)	(.23)	(.15)	(.19)	(.26)
Net gain (loss) on investments (realized and unrealized)	(3.87)	6.87	12.19	4.47	1.81	6.89
Total from investment operations	(4.01)	6.53	11.96	4.32	1.62	6.63
Less distributions from:
Net realized gains	—	(1.49)	—	—	(.23)	—
Total distributions	—	(1.49)	—	—	(.23)	—
Net asset value, end of period	$51.83	$55.84	$50.80	$38.84	$34.52	$33.13

Total Return[c]	(7.18%)	12.98%	30.79%	12.51%	4.96%	25.02%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$115,158	$104,628	$103,502	$52,483	$36,627	$38,831
Ratios to average net assets:
Net investment income (loss)	(0.49%)	(0.65%)	(0.50%)	(0.43%)	(0.59%)	(0.89%)
Total expenses	1.49%	1.50%	1.52%	1.50%	1.51%	1.55%
Portfolio turnover rate	101%	274%	594%	421%	586%	808%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

FUND PROFILE (Unaudited)	September 30, 2015

S&P 500® PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The Fund’s current benchmark is the S&P 500® Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Assurant, Inc.	2.7%
Valero Energy Corp.	2.6%
Berkshire Hathaway, Inc. — Class B	2.2%
Tesoro Corp.	2.0%
Phillips 66	1.9%
GameStop Corp. — Class A	1.8%
Anthem, Inc.	1.8%
General Motors Co.	1.7%
Unum Group	1.7%
Tyson Foods, Inc. — Class A	1.7%
Top Ten Total	20.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
S&P 500® PURE VALUE FUND

	Shares	Value

COMMON STOCKS† - 100.0%

Financial - 36.0%
Assurant, Inc.	19,218	$1,518,413
Berkshire Hathaway, Inc. — Class B*	9,374	1,222,370
Unum Group	29,058	932,180
Hartford Financial Services Group, Inc.	19,291	883,142
American International Group, Inc.	14,828	842,527
MetLife, Inc.	17,240	812,865
Prudential Financial, Inc.	10,233	779,857
Lincoln National Corp.	13,946	661,877
Loews Corp.	17,535	633,715
XL Group plc — Class A	17,132	622,234
SunTrust Banks, Inc.	14,047	537,156
Citigroup, Inc.	10,708	531,224
Zions Bancorporation	19,138	527,061
JPMorgan Chase & Co.	8,437	514,404
People’s United Financial, Inc.	32,653	513,632
Genworth Financial, Inc. — Class A*	110,072	508,533
Morgan Stanley	14,780	465,570
Bank of America Corp.	29,479	459,283
Capital One Financial Corp.	6,157	446,506
Travelers Companies, Inc.	4,429	440,818
Aflac, Inc.	7,539	438,242
PNC Financial Services Group, Inc.	4,792	427,446
Nasdaq, Inc.	7,984	425,787
Progressive Corp.	13,841	424,088
Chubb Corp.	3,408	417,991
Goldman Sachs Group, Inc.	2,347	407,815
KeyCorp	30,663	398,926
Cincinnati Financial Corp.	7,202	387,468
Fifth Third Bancorp	19,947	377,198
ACE Ltd.	3,647	377,100
Comerica, Inc.	8,173	335,910
Torchmark Corp.	5,895	332,478
BB&T Corp.	9,151	325,776
Bank of New York Mellon Corp.	8,035	314,570
Hudson City Bancorp, Inc.	30,600	311,202
Principal Financial Group, Inc.	6,437	304,728
Huntington Bancshares, Inc.	26,071	276,353
Total Financial		20,136,445

Energy - 21.4%
Valero Energy Corp.	24,546	1,475,215
Tesoro Corp.	11,250	1,093,950
Phillips 66	13,773	1,058,317
Marathon Petroleum Corp.	19,524	904,548
Newfield Exploration Co.*	24,969	821,480
Hess Corp.	12,430	622,246
First Solar, Inc.*	13,104	560,196
Baker Hughes, Inc.	8,482	441,403
Chevron Corp.	5,555	438,178
Marathon Oil Corp.	26,752	411,981
Devon Energy Corp.	11,057	410,104
Diamond Offshore Drilling, Inc.	23,105	399,717
Chesapeake Energy Corp.	50,605	370,935
Ensco plc — Class A	25,306	356,308
Murphy Oil Corp.	13,742	332,556
Apache Corp.	8,212	321,582
National Oilwell Varco, Inc.	8,378	315,432
ConocoPhillips	6,492	311,356
Exxon Mobil Corp.	3,909	290,634
Transocean Ltd.	21,650	279,718
Occidental Petroleum Corp.	4,087	270,355
Halliburton Co.	7,312	258,479
Helmerich & Payne, Inc.	4,892	231,196
Total Energy		11,975,886

Consumer, Cyclical - 12.8%
GameStop Corp. — Class A	24,622	1,014,672
General Motors Co.	31,395	942,478
Staples, Inc.	67,007	785,992
Best Buy Company, Inc.	20,460	759,475
Ford Motor Co.	55,091	747,585
Goodyear Tire & Rubber Co.	24,991	732,986
Kohl’s Corp.	9,267	429,155
Target Corp.	4,479	352,318
Costco Wholesale Corp.	2,207	319,066
Wal-Mart Stores, Inc.	4,743	307,536
Carnival Corp.	5,721	284,334
Whirlpool Corp.	1,548	227,958
Johnson Controls, Inc.	5,157	213,294
Total Consumer, Cyclical		7,116,849

Utilities - 8.6%
FirstEnergy Corp.	13,791	431,796
Exelon Corp.	13,789	409,533
Consolidated Edison, Inc.	5,963	398,627
AES Corp.	35,287	345,460
PG&E Corp.	6,530	344,784
NRG Energy, Inc.	21,271	315,874
Entergy Corp.	4,842	315,214
TECO Energy, Inc.	11,123	292,090
SCANA Corp.	4,809	270,554
Xcel Energy, Inc.	7,466	264,371
DTE Energy Co.	3,230	259,595
Ameren Corp.	5,853	247,406
American Electric Power Company, Inc.	4,317	245,465
Pinnacle West Capital Corp.	3,625	232,508
Duke Energy Corp.	3,187	229,273
Pepco Holdings, Inc.	9,189	222,558
Total Utilities		4,825,108

Consumer, Non-cyclical - 8.5%
Anthem, Inc.	7,237	1,013,179
Tyson Foods, Inc. — Class A	21,458	924,840
Humana, Inc.	5,038	901,802
Archer-Daniels-Midland Co.	17,450	723,303

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2015
S&P 500® PURE VALUE FUND

	Shares	Value

Cardinal Health, Inc.	6,755	$518,919
Sysco Corp.	10,581	412,342
Avery Dennison Corp.	4,735	267,859
Total Consumer, Non-cyclical		4,762,244

Industrial - 4.7%
Jacobs Engineering Group, Inc.*	21,653	810,471
Fluor Corp.	12,391	524,759
L-3 Communications Holdings, Inc.	3,378	353,069
Owens-Illinois, Inc.*	16,213	335,933
Ryder System, Inc.	3,701	274,022
Deere & Co.	3,140	232,360
Joy Global, Inc.	5,050	75,397
Total Industrial		2,606,011

Communications - 2.4%
News Corp. — Class A	36,626	462,220
AT&T, Inc.	8,241	268,492
Juniper Networks, Inc.	9,747	250,595
CenturyLink, Inc.	8,548	214,726
News Corp. — Class B	10,630	136,277
Total Communications		1,332,310

Basic Materials - 2.1%
Newmont Mining Corp.	19,188	308,352
LyondellBasell Industries N.V. — Class A	2,800	233,408
Dow Chemical Co.	5,106	216,494
Nucor Corp.	5,740	215,537
Freeport-McMoRan, Inc.	21,787	211,116
Total Basic Materials		1,184,907

Technology - 2.1%
Xerox Corp.	47,707	464,189
Computer Sciences Corp.	6,720	412,474
Hewlett-Packard Co.	11,535	295,411
Total Technology		1,172,074

Diversified - 1.4%
Leucadia National Corp.	39,563	801,546

Total Common Stocks
(Cost $47,405,652)		55,913,380

	Face Amount

REPURCHASE AGREEMENTS††,1 - 0.3%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$94,026	94,026
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	35,991	35,991
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	33,776	33,776
Total Repurchase Agreements
(Cost $163,793)		163,793

Total Investments - 100.3%
(Cost $47,569,445)		$56,077,173
Other Assets & Liabilities, net - (0.3)%		(170,255)
Total Net Assets - 100.0%		$55,906,918

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
plc — Public Limited Company

See Sector Classification in Other Information section.

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments, at value (cost $47,405,652)	$55,913,380
Repurchase agreements, at value (cost $163,793)	163,793
Total investments (cost $47,569,445)	56,077,173
Cash	3,313
Receivables:
Fund shares sold	1,674,495
Dividends	71,340
Securities lending income	320
Total assets	57,826,641

Liabilities:
Payable for:
Securities purchased	1,336,513
Fund shares redeemed	489,094
Management fees	33,328
Distribution and service fees	14,104
Transfer agent and administrative fees	11,109
Portfolio accounting fees	4,444
Miscellaneous	31,131
Total liabilities	1,919,723
Commitments and contingent liabilities (Note 12)	—
Net assets	$55,906,918

Net assets consist of:
Paid in capital	$56,275,134
Undistributed net investment income	1,374,615
Accumulated net realized loss on investments	(10,250,559)
Net unrealized appreciation on investments	8,507,728
Net assets	$55,906,918

A-Class:
Net assets	$13,093,809
Capital shares outstanding	101,376
Net asset value per share	$129.16
Maximum offering price per share (Net asset value divided by 95.25%)	$135.60

C-Class:
Net assets	$4,835,254
Capital shares outstanding	41,890
Net asset value per share	$115.43

H-Class:
Net assets	$37,977,855
Capital shares outstanding	292,965
Net asset value per share	$129.63

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends	$805,013
Income from securities lending, net	34,599
Interest	51
Total investment income	839,663

Expenses:
Management fees	266,142
Transfer agent and administrative fees	88,714
Distribution and service fees:
A-Class	19,628
C-Class	30,404
H-Class	61,485
Portfolio accounting fees	35,485
Registration fees	41,200
Custodian fees	4,069
Trustees’ fees*	3,336
Line of credit fees	141
Miscellaneous	(665)
Total expenses	549,939
Net investment income	289,724

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,614,351)
Net realized loss	(2,614,351)
Net change in unrealized appreciation (depreciation) on:
Investments	(6,088,786)
Net change in unrealized appreciation (depreciation)	(6,088,786)
Net realized and unrealized loss	(8,703,137)
Net decrease in net assets resulting from operations	$(8,413,413)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

S&P 500® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$289,724	$1,084,891
Net realized gain (loss) on investments	(2,614,351)	5,872,408
Net change in unrealized appreciation (depreciation) on investments	(6,088,786)	(1,346,174)
Net increase (decrease) in net assets resulting from operations	(8,413,413)	5,611,125

Distributions to shareholders from:
Net investment income
A-Class	—	(27,416)
C-Class	—	(8,632)
H-Class	—	(94,796)
Net realized gains
A-Class	—	(814,700)
C-Class	—	(256,525)
H-Class	—	(2,817,022)
Total distributions to shareholders	—	(4,019,091)

Capital share transactions:
Proceeds from sale of shares
A-Class	6,787,543	63,590,141
C-Class	4,517,578	9,712,015
H-Class	100,520,425	502,106,517
Distributions reinvested
A-Class	—	826,012
C-Class	—	260,348
H-Class	—	2,878,464
Cost of shares redeemed
A-Class	(8,236,461)	(52,604,015)
C-Class	(5,189,414)	(8,669,041)
H-Class	(105,612,098)	(572,669,115)
Net decrease from capital share transactions	(7,212,427)	(54,568,674)
Net decrease in net assets	(15,625,840)	(52,976,640)

Net assets:
Beginning of period	71,532,758	124,509,398
End of period	$55,906,918	$71,532,758
Undistributed net investment income at end of period	$1,374,615	$1,084,891

Capital share activity:
Shares sold
A-Class	46,277	439,661
C-Class	35,310	73,971
H-Class	697,866	3,448,759
Shares issued from reinvestment of distributions
A-Class	—	5,624
C-Class	—	1,971
H-Class	—	19,528
Shares redeemed
A-Class	(56,711)	(364,842)
C-Class	(42,520)	(66,550)
H-Class	(740,852)	(3,942,732)
Net decrease in shares	(60,630)	(384,610)

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$145.09	$141.39	$111.68	$93.49	$90.21	$79.66
Income (loss) from investment operations:
Net investment income (loss)[b]	.63	1.14	.61	.58	.30	.01
Net gain (loss) on investments (realized and unrealized)	(16.56)	6.83	35.01	17.75	2.98	11.87
Total from investment operations	(15.93)	7.97	35.62	18.33	3.28	11.88
Less distributions from:
Net investment income	—	(.14)	(.23)	(.14)	—	(1.33)
Net realized gains	—	(4.13)	(5.68)	—	—	—
Total distributions	—	(4.27)	(5.91)	(.14)	—	(1.33)
Net asset value, end of period	$129.16	$145.09	$141.39	$111.68	$93.49	$90.21

Total Return[c]	(10.98%)	5.60%	32.21%	19.63%	3.64%	15.14%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,094	$16,222	$4,435	$1,303	$1,846	$2,329
Ratios to average net assets:
Net investment income (loss)	0.87%	0.78%	0.47%	0.61%	0.34%	0.01%
Total expenses	1.49%	1.51%	1.52%	1.51%	1.51%	1.54%
Portfolio turnover rate	133%	295%	410%	669%	762%	820%

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$130.15	$128.19	$102.46	$86.42	$83.99	$74.81
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	.04	(.30)	(.19)	(.36)	(.51)
Net gain (loss) on investments (realized and unrealized)	(14.78)	6.19	31.94	16.37	2.79	11.02
Total from investment operations	(14.72)	6.23	31.64	16.18	2.43	10.51
Less distributions from:
Net investment income	—	(.14)	(.23)	(.14)	—	(1.33)
Net realized gains	—	(4.13)	(5.68)	—	—	—
Total distributions	—	(4.27)	(5.91)	(.14)	—	(1.33)
Net asset value, end of period	$115.43	$130.15	$128.19	$102.46	$86.42	$83.99

Total Return[c]	(11.31%)	4.81%	31.21%	18.76%	2.88%	14.28%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,835	$6,390	$5,090	$3,430	$2,128	$5,690
Ratios to average net assets:
Net investment income (loss)	0.09%	0.03%	(0.26%)	(0.22%)	(0.45%)	(0.68%)
Total expenses	2.24%	2.25%	2.27%	2.26%	2.27%	2.29%
Portfolio turnover rate	133%	295%	410%	669%	762%	820%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

S&P 500® PURE VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$145.62	$141.89	$112.06	$93.80	$90.50	$79.91
Income (loss) from investment operations:
Net investment income (loss)[b]	.64	.97	.51	.57	.33	(.02)
Net gain (loss) on investments (realized and unrealized)	(16.63)	7.03	35.23	17.83	2.97	11.94
Total from investment operations	(15.99)	8.00	35.74	18.40	3.30	11.92
Less distributions from:
Net investment income	—	(.14)	(.23)	(.14)	—	(1.33)
Net realized gains	—	(4.13)	(5.68)	—	—	—
Total distributions	—	(4.27)	(5.91)	(.14)	—	(1.33)
Net asset value, end of period	$129.63	$145.62	$141.89	$112.06	$93.80	$90.50

Total Return[c]	(10.98%)	5.60%	32.21%	19.64%	3.65%	15.14%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,978	$48,920	$114,984	$78,480	$68,886	$26,852
Ratios to average net assets:
Net investment income (loss)	0.89%	0.66%	0.40%	0.58%	0.38%	(0.03%)
Total expenses	1.49%	1.51%	1.52%	1.52%	1.51%	1.54%
Portfolio turnover rate	133%	295%	410%	669%	762%	820%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2015

S&P MIDCAP 400® PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400® Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
JetBlue Airways Corp.	3.2%
Skechers U.S.A., Inc. — Class A	2.6%
Cadence Design Systems, Inc.	2.0%
Fortinet, Inc.	2.0%
Centene Corp.	2.0%
Molina Healthcare, Inc.	1.9%
Extra Space Storage, Inc.	1.9%
Toll Brothers, Inc.	1.8%
PAREXEL International Corp.	1.8%
Eagle Materials, Inc.	1.8%
Top Ten Total	21.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
S&P MIDCAP 400® PURE GROWTH FUND

	Shares	Value

COMMON STOCKS† - 99.6%

Consumer, Non-cyclical - 24.5%
Centene Corp.*	63,220	$3,428,422
Molina Healthcare, Inc.*	47,600	3,277,260
PAREXEL International Corp.*	51,000	3,157,920
United Therapeutics Corp.*	23,091	3,030,463
WhiteWave Foods Co. — Class A*	64,704	2,597,866
Global Payments, Inc.	21,040	2,413,919
Hain Celestial Group, Inc.*	46,505	2,399,658
Akorn, Inc.*	76,181	2,171,539
IDEXX Laboratories, Inc.*	24,855	1,845,483
VCA, Inc.*	31,225	1,643,996
Gartner, Inc.*	19,325	1,621,947
Service Corporation International	50,525	1,369,228
Boston Beer Company, Inc. — Class A*	6,500	1,368,965
Live Nation Entertainment, Inc.*	56,500	1,358,260
SEI Investments Co.	27,380	1,320,537
STERIS Corp.	19,700	1,279,909
CEB, Inc.	18,648	1,274,404
MEDNAX, Inc.*	16,500	1,267,035
Catalent, Inc.*	49,710	1,207,953
Align Technology, Inc.*	18,620	1,056,871
Sirona Dental Systems, Inc.*	10,634	992,578
Charles River Laboratories International, Inc.*	14,650	930,568
WEX, Inc.*	9,569	830,972
Cooper Companies, Inc.	5,400	803,844
Total Consumer, Non-cyclical		42,649,597

Consumer, Cyclical - 22.2%
JetBlue Airways Corp.*	218,140	5,621,468
Skechers U.S.A., Inc. — Class A*	34,340	4,604,307
Toll Brothers, Inc.*	92,500	3,167,201
NVR, Inc.*	2,000	3,050,440
Alaska Air Group, Inc.	31,670	2,516,182
Buffalo Wild Wings, Inc.*	12,800	2,475,905
Tempur Sealy International, Inc.*	33,180	2,370,047
Foot Locker, Inc.	32,820	2,362,055
Polaris Industries, Inc.	12,908	1,547,282
Domino’s Pizza, Inc.	13,685	1,476,748
Brunswick Corp.	28,641	1,371,617
Carter’s, Inc.	14,974	1,357,243
Williams-Sonoma, Inc.	17,360	1,325,436
Jack in the Box, Inc.	16,500	1,271,160
LKQ Corp.*	39,590	1,122,772
Brinker International, Inc.	17,100	900,657
Dunkin’ Brands Group, Inc.	17,900	877,100
HSN, Inc.	12,400	709,776
Deckers Outdoor Corp.*	10,750	624,145
Total Consumer, Cyclical		38,751,541

Financial - 20.2%
Extra Space Storage, Inc.	42,423	3,273,360
Alexander & Baldwin, Inc.	88,780	3,047,817
WisdomTree Investments, Inc.	166,600	2,687,258
Camden Property Trust	32,700	2,416,530
Jones Lang LaSalle, Inc.	14,400	2,070,288
RenaissanceRe Holdings Ltd.	19,050	2,025,396
LaSalle Hotel Properties	63,183	1,793,765
Care Capital Properties, Inc.	53,730	1,769,329
Bank of the Ozarks, Inc.	39,035	1,708,171
Duke Realty Corp.	85,240	1,623,822
Douglas Emmett, Inc.	56,500	1,622,680
Sovran Self Storage, Inc.	16,177	1,525,491
Omega Healthcare Investors, Inc.	43,263	1,520,694
Signature Bank*	10,301	1,417,006
Primerica, Inc.	30,855	1,390,635
Weingarten Realty Investors	40,500	1,340,955
Lamar Advertising Co. — Class A	23,136	1,207,236
Regency Centers Corp.	18,260	1,134,859
UDR, Inc.	25,400	875,792
Kilroy Realty Corp.	12,900	840,564
Total Financial		35,291,648

Technology - 14.5%
Cadence Design Systems, Inc.*	172,420	3,565,645
Fortinet, Inc.*	83,650	3,553,452
Manhattan Associates, Inc.*	47,200	2,940,560
MAXIMUS, Inc.	40,100	2,388,356
SolarWinds, Inc.*	60,090	2,357,932
Synaptics, Inc.*	26,588	2,192,446
NetScout Systems, Inc.*	56,790	2,008,662
Ultimate Software Group, Inc.*	8,586	1,536,980
Fair Isaac Corp.	17,661	1,492,355
ACI Worldwide, Inc.*	59,997	1,267,137
Tyler Technologies, Inc.*	7,800	1,164,618
Rackspace Hosting, Inc.*	35,926	886,654
Total Technology		25,354,797

Industrial - 10.9%
Eagle Materials, Inc.	45,041	3,081,705
Trinity Industries, Inc.	126,240	2,861,861
Wabtec Corp.	21,725	1,912,886
Packaging Corporation of America	31,417	1,890,047
Old Dominion Freight Line, Inc.*	26,775	1,633,275
Acuity Brands, Inc.	9,100	1,597,778
Zebra Technologies Corp. — Class A*	19,842	1,518,905
ITT Corp.	42,200	1,410,746
Landstar System, Inc.	20,201	1,282,157
Cognex Corp.	27,580	947,925
Gentex Corp.	50,932	789,446
Total Industrial		18,926,731

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2015
S&P MIDCAP 400® PURE GROWTH FUND

	Shares	Value

Communications - 4.2%
ARRIS Group, Inc.*	117,391	$3,048,644
InterDigital, Inc.	40,066	2,027,340
AMC Networks, Inc. — Class A*	17,200	1,258,524
FactSet Research Systems, Inc.	6,000	958,860
Total Communications		7,293,368

Basic Materials - 2.3%
Cytec Industries, Inc.	27,785	2,051,922
Minerals Technologies, Inc.	21,563	1,038,474
Valspar Corp.	11,545	829,855
Total Basic Materials		3,920,251

Utilities - 0.8%
UGI Corp.	41,725	1,452,865

Total Common Stocks
(Cost $158,718,768)		173,640,798

	Face Amount

REPURCHASE AGREEMENTS††,1 - 0.6%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$629,285	629,285
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	240,870	240,870
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	226,053	226,053
Total Repurchase Agreements
(Cost $1,096,208)		1,096,208

Total Investments - 100.2%
(Cost $159,814,976)		$174,737,006
Other Assets & Liabilities, net - (0.2)%		(358,603)
Total Net Assets - 100.0%		$174,378,403

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments, at value (cost $158,718,768)	$173,640,798
Repurchase agreements, at value (cost $1,096,208)	1,096,208
Total investments (cost $159,814,976)	174,737,006
Cash	6,120
Receivables:
Securities sold	1,275,755
Dividends	106,501
Fund shares sold	33,330
Total assets	176,158,712

Liabilities:
Payable for:
Fund shares redeemed	1,460,466
Management fees	117,731
Distribution and service fees	55,492
Transfer agent and administrative fees	39,244
Portfolio accounting fees	15,697
Miscellaneous	91,679
Total liabilities	1,780,309
Commitments and contingent liabilities (Note 12)	—
Net assets	$174,378,403

Net assets consist of:
Paid in capital	$152,510,320
Accumulated net investment loss	(852,031)
Accumulated net realized gain on investments	7,798,084
Net unrealized appreciation on investments	14,922,030
Net assets	$174,378,403

A-Class:
Net assets	$32,291,145
Capital shares outstanding	645,145
Net asset value per share	$50.05
Maximum offering price per share (Net asset value divided by 95.25%)	$52.55

C-Class:
Net assets	$24,329,601
Capital shares outstanding	540,787
Net asset value per share	$44.99

H-Class:
Net assets	$117,757,657
Capital shares outstanding	2,350,358
Net asset value per share	$50.10

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends	$733,318
Income from securities lending, net	215
Interest	202
Total investment income	733,735

Expenses:
Management fees	748,343
Transfer agent and administrative fees	249,447
Distribution and service fees:
A-Class	53,033
C-Class	136,677
H-Class	162,246
Portfolio accounting fees	99,778
Custodian fees	11,478
Trustees’ fees*	6,593
Line of credit fees	475
Miscellaneous	117,696
Total expenses	1,585,766
Net investment loss	(852,031)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,622,023
Swap agreements	(90,986)
Net realized gain	2,531,037
Net change in unrealized appreciation (depreciation) on:
Investments	(17,017,592)
Net change in unrealized appreciation (depreciation)	(17,017,592)
Net realized and unrealized loss	(14,486,555)
Net decrease in net assets resulting from operations	$(15,338,586)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(852,031)	$(1,378,718)
Net realized gain on investments	2,531,037	29,700,840
Net change in unrealized appreciation (depreciation) on investments	(17,017,592)	(18,164,089)
Net increase (decrease) in net assets resulting from operations	(15,338,586)	10,158,033

Distributions to shareholders from:
Net realized gains
A-Class	—	(7,116,622)
C-Class	—	(4,084,213)
H-Class	—	(22,003,582)
Total distributions to shareholders	—	(33,204,417)

Capital share transactions:
Proceeds from sale of shares
A-Class	30,366,207	39,741,275
C-Class	5,556,049	6,287,664
H-Class	67,465,222	147,612,847
Distributions reinvested
A-Class	—	6,967,839
C-Class	—	3,990,817
H-Class	—	21,471,603
Cost of shares redeemed
A-Class	(35,022,956)	(61,004,231)
C-Class	(5,859,387)	(9,508,175)
H-Class	(64,796,716)	(215,228,354)
Net decrease from capital share transactions	(2,291,581)	(59,668,715)
Net decrease in net assets	(17,630,167)	(82,715,099)

Net assets:
Beginning of period	192,008,570	274,723,669
End of period	$174,378,403	$192,008,570
Accumulated net investment loss at end of period	$(852,031)	$—

Capital share activity:
Shares sold
A-Class	572,416	737,028
C-Class	114,851	127,220
H-Class	1,253,446	2,657,949
Shares issued from reinvestment of distributions
A-Class	—	138,912
C-Class	—	87,942
H-Class	—	427,636
Shares redeemed
A-Class	(681,953)	(1,132,013)
C-Class	(123,272)	(193,674)
H-Class	(1,215,483)	(3,955,768)
Net decrease in shares	(79,995)	(1,104,768)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

S&P MIDCAP 400® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$53.86	$58.66	$49.76	$44.11	$42.76	$32.21
Income (loss) from investment operations:
Net investment income (loss)[b]	(.20)	(.29)	(.22)	(.19)	(.45)	(.38)
Net gain (loss) on investments (realized and unrealized)	(3.61)	3.88	11.05	5.84	1.80	10.93
Total from investment operations	(3.81)	3.59	10.83	5.65	1.35	10.55
Less distributions from:
Net realized gains	—	(8.39)	(1.93)	—	—	—
Total distributions	—	(8.39)	(1.93)	—	—	—
Net asset value, end of period	$50.05	$53.86	$58.66	$49.76	$44.11	$42.76

Total Return[c]	(7.07%)	7.18%	21.90%	12.81%	3.16%	32.75%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$32,291	$40,648	$59,293	$45,638	$36,052	$25,237
Ratios to average net assets:
Net investment income (loss)	(0.74%)	(0.53%)	(0.40%)	(0.43%)	(1.09%)	(1.04%)
Total expenses	1.49%	1.51%	1.52%	1.50%	1.50%	1.54%
Portfolio turnover rate	49%	134%	131%	188%	226%	448%

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$48.60	$54.13	$46.39	$41.43	$40.47	$30.71
Income (loss) from investment operations:
Net investment income (loss)[b]	(.36)	(.64)	(.58)	(.49)	(.71)	(.63)
Net gain (loss) on investments (realized and unrealized)	(3.25)	3.50	10.25	5.45	1.67	10.39
Total from investment operations	(3.61)	2.86	9.67	4.96	.96	9.76
Less distributions from:
Net realized gains	—	(8.39)	(1.93)	—	—	—
Total distributions	—	(8.39)	(1.93)	—	—	—
Net asset value, end of period	$44.99	$48.60	$54.13	$46.39	$41.43	$40.47

Total Return[c]	(7.43%)	6.39%	20.98%	12.00%	2.35%	31.78%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,330	$26,689	$28,567	$18,837	$16,228	$10,102
Ratios to average net assets:
Net investment income (loss)	(1.50%)	(1.26%)	(1.15%)	(1.19%)	(1.83%)	(1.83%)
Total expenses	2.24%	2.26%	2.27%	2.25%	2.25%	2.29%
Portfolio turnover rate	49%	134%	131%	188%	226%	448%

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$53.91	$58.71	$49.80	$44.14	$42.81	$32.25
Income (loss) from investment operations:
Net investment income (loss)[b]	(.20)	(.29)	(.18)	(.20)	(.44)	(.38)
Net gain (loss) on investments (realized and unrealized)	(3.61)	3.88	11.02	5.86	1.77	10.94
Total from investment operations	(3.81)	3.59	10.84	5.66	1.33	10.56
Less distributions from:
Net realized gains	—	(8.39)	(1.93)	—	—	—
Total distributions	—	(8.39)	(1.93)	—	—	—
Net asset value, end of period	$50.10	$53.91	$58.71	$49.80	$44.14	$42.81

Total Return[c]	(7.07%)	7.18%	21.91%	12.82%	3.11%	32.74%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$117,758	$124,672	$186,863	$242,157	$312,510	$212,654
Ratios to average net assets:
Net investment income (loss)	(0.75%)	(0.52%)	(0.33%)	(0.45%)	(1.08%)	(1.02%)
Total expenses	1.49%	1.51%	1.52%	1.50%	1.50%	1.55%
Portfolio turnover rate	49%	134%	131%	188%	226%	448%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

FUND PROFILE (Unaudited)	September 30, 2015

S&P MIDCAP 400® PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400® Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
AGCO Corp.	2.3%
HollyFrontier Corp.	2.3%
Tech Data Corp.	2.2%
Reinsurance Group of America, Inc. — Class A	2.2%
Ascena Retail Group, Inc.	2.1%
Ingram Micro, Inc. — Class A	2.1%
Domtar Corp.	1.9%
ManpowerGroup, Inc.	1.9%
Avnet, Inc.	1.9%
Arrow Electronics, Inc.	1.8%
Top Ten Total	20.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
S&P MIDCAP 400® PURE VALUE FUND

	Shares	Value

COMMON STOCKS† - 99.7%

Financial - 23.4%
Reinsurance Group of America, Inc. — Class A	1,540	$139,509
Old Republic International Corp.	7,000	109,479
Hanover Insurance Group, Inc.	1,401	108,858
StanCorp Financial Group, Inc.	942	107,576
Aspen Insurance Holdings Ltd.	2,086	96,936
CNO Financial Group, Inc.	4,890	91,981
Kemper Corp.	2,571	90,937
American Financial Group, Inc.	1,263	87,033
First American Financial Corp.	2,079	81,227
Everest Re Group Ltd.	374	64,829
HCC Insurance Holdings, Inc.	690	53,454
Associated Banc-Corp.	2,428	43,632
FirstMerit Corp.	2,466	43,574
Trustmark Corp.	1,880	43,560
Fulton Financial Corp.	3,597	43,524
International Bancshares Corp.	1,714	42,901
Mercury General Corp.	790	39,903
Washington Federal, Inc.	1,730	39,357
Umpqua Holdings Corp.	2,357	38,419
Hancock Holding Co.	1,347	36,436
New York Community Bancorp, Inc.	1,611	29,095
Valley National Bancorp	2,912	28,654
TCF Financial Corp.	1,845	27,970
Prosperity Bancshares, Inc.	493	24,211
Total Financial		1,513,055

Industrial - 21.4%
AGCO Corp.	3,225	150,382
Tech Data Corp.*	2,095	143,509
Avnet, Inc.	2,830	120,784
Arrow Electronics, Inc.*	2,055	113,600
AECOM*	3,829	105,335
KBR, Inc.	6,298	104,925
Orbital ATK, Inc.	1,213	87,178
Jabil Circuit, Inc.	3,613	80,823
Terex Corp.	4,259	76,406
Con-way, Inc.	1,321	62,681
Greif, Inc. — Class A	1,896	60,501
Oshkosh Corp.	1,649	59,908
Vishay Intertechnology, Inc.	5,416	52,481
Triumph Group, Inc.	800	33,664
Kennametal, Inc.	1,210	30,117
Granite Construction, Inc.	1,000	29,670
Regal Beloit Corp.	495	27,943
Bemis Company, Inc.	688	27,224
Timken Co.	620	17,044
Total Industrial		1,384,175

Energy - 14.2%
HollyFrontier Corp.	3,065	149,695
Nabors Industries Ltd.	10,765	101,729
Western Refining, Inc.	2,093	92,343
Noble Corporation plc	7,980	87,062
Patterson-UTI Energy, Inc.	6,010	78,971
Rowan Companies plc — Class A	3,870	62,501
Murphy USA, Inc.*	1,050	57,698
Superior Energy Services, Inc.	4,284	54,106
SM Energy Co.	1,492	47,804
QEP Resources, Inc.	3,679	46,098
Atwood Oceanics, Inc.	2,630	38,950
NOW, Inc.*	2,590	38,332
Denbury Resources, Inc.	13,616	33,223
Oil States International, Inc.*	830	21,688
Helix Energy Solutions Group, Inc.*	1,340	6,419
Total Energy		916,619

Consumer, Non-cyclical - 12.7%
ManpowerGroup, Inc.	1,505	123,244
Health Net, Inc.*	1,481	89,185
WellCare Health Plans, Inc.*	1,016	87,559
Community Health Systems, Inc.*	1,791	76,601
Owens & Minor, Inc.	2,255	72,025
Rent-A-Center, Inc.	2,649	64,238
RR Donnelley & Sons Co.	4,210	61,298
Halyard Health, Inc.*	1,940	55,174
FTI Consulting, Inc.*	1,280	53,133
Aaron’s, Inc.	1,423	51,385
Dean Foods Co.	2,527	41,746
United Natural Foods, Inc.*	610	29,591
Avon Products, Inc.	4,224	13,728
Total Consumer, Non-cyclical		818,907

Consumer, Cyclical - 12.1%
Ascena Retail Group, Inc.*	9,793	136,221
Ingram Micro, Inc. — Class A	4,901	133,503
MDC Holdings, Inc.	3,331	87,206
World Fuel Services Corp.	2,012	72,030
JC Penney Company, Inc.*	6,428	59,716
Abercrombie & Fitch Co. — Class A	2,700	57,213
Casey’s General Stores, Inc.	500	51,460
Guess?, Inc.	2,346	50,111
CST Brands, Inc.	1,290	43,421
International Speedway Corp. — Class A	1,170	37,112
Dana Holding Corp.	1,932	30,680
Office Depot, Inc.*	3,638	23,356
Total Consumer, Cyclical		782,029

Basic Materials - 7.6%
Domtar Corp.	3,476	124,267
Reliance Steel & Aluminum Co.	1,782	96,246
Commercial Metals Co.	6,519	88,332
Cabot Corp.	1,626	51,317
Steel Dynamics, Inc.	2,551	43,826
United States Steel Corp.	3,574	37,241
Olin Corp.	1,688	28,375

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2015
S&P MIDCAP 400® PURE VALUE FUND

	Shares	Value

Allegheny Technologies, Inc.	1,370	$19,427
Total Basic Materials		489,031

Utilities - 3.8%
ONE Gas, Inc.	1,350	61,196
Great Plains Energy, Inc.	1,841	49,744
Hawaiian Electric Industries, Inc.	1,428	40,969
Atmos Energy Corp.	576	33,512
MDU Resources Group, Inc.	1,926	33,127
WGL Holdings, Inc.	502	28,950
Total Utilities		247,498

Communications - 2.3%
Telephone & Data Systems, Inc.	3,553	88,683
Time, Inc.	3,266	62,217
Total Communications		150,900

Technology - 2.2%
Convergys Corp.	1,689	39,033
Lexmark International, Inc. — Class A	1,256	36,399
Advanced Micro Devices, Inc.*	20,601	35,434
NCR Corp.*	1,235	28,096
Total Technology		138,962

Total Common Stocks
(Cost $5,058,062)		6,441,176

	Face Amount

REPURCHASE AGREEMENTS††,1 - 0.7%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$24,802	24,802
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	9,493	9,493
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	8,909	8,909
Total Repurchase Agreements
(Cost $43,204)		43,204

Total Investments - 100.4%
(Cost $5,101,266)		$6,484,380
Other Assets & Liabilities, net - (0.4)%		(26,999)
Total Net Assets - 100.0%		$6,457,381

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
plc — Public Limited Company

See Sector Classification in Other Information section.

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments, at value (cost $5,058,062)	$6,441,176
Repurchase agreements, at value (cost $43,204)	43,204
Total investments (cost $5,101,266)	6,484,380
Cash	770
Receivables:
Securities sold	806,244
Dividends	7,958
Fund shares sold	2,465
Total assets	7,301,817

Liabilities:
Payable for:
Fund shares redeemed	828,282
Management fees	4,812
Distribution and service fees	2,882
Transfer agent and administrative fees	1,604
Portfolio accounting fees	642
Miscellaneous	6,214
Total liabilities	844,436
Commitments and contingent liabilities (Note 12)	—
Net assets	$6,457,381

Net assets consist of:
Paid in capital	$8,653,266
Undistributed net investment income	47,117
Accumulated net realized loss on investments	(3,626,116)
Net unrealized appreciation on investments	1,383,114
Net assets	$6,457,381

A-Class:
Net assets	$1,423,208
Capital shares outstanding	35,548
Net asset value per share	$40.04
Maximum offering price per share (Net asset value divided by 95.25%)	$42.04

C-Class:
Net assets	$1,657,135
Capital shares outstanding	45,631
Net asset value per share	$36.32

H-Class:
Net assets	$3,377,038
Capital shares outstanding	84,448
Net asset value per share	$39.99

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends	$114,781
Income from securities lending, net	3,537
Interest	11
Total investment income	118,329

Expenses:
Management fees	45,705
Transfer agent and administrative fees	15,235
Distribution and service fees:
A-Class	1,998
C-Class	12,573
H-Class	10,094
Portfolio accounting fees	6,094
Registration fees	5,667
Custodian fees	699
Trustees’ fees*	494
Line of credit fees	20
Miscellaneous	1,348
Total expenses	99,927
Net investment income	18,402

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	141,824
Net realized gain	141,824
Net change in unrealized appreciation (depreciation) on:
Investments	(1,687,229)
Net change in unrealized appreciation (depreciation)	(1,687,229)
Net realized and unrealized loss	(1,545,405)
Net decrease in net assets resulting from operations	$(1,527,003)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

S&P MIDCAP 400® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$18,402	$28,715
Net realized gain on investments	141,824	821,447
Net change in unrealized appreciation (depreciation) on investments	(1,687,229)	(111,329)
Net increase (decrease) in net assets resulting from operations	(1,527,003)	738,833

Distributions to shareholders from:
Net investment income
A-Class	—	(1,894)
C-Class	—	(3,562)
H-Class	—	(13,489)
Total distributions to shareholders	—	(18,945)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,722,654	11,223,218
C-Class	611,223	3,652,910
H-Class	21,928,739	118,121,754
Distributions reinvested
A-Class	—	1,845
C-Class	—	3,500
H-Class	—	13,216
Cost of shares redeemed
A-Class	(2,032,149)	(11,626,460)
C-Class	(1,696,162)	(2,948,860)
H-Class	(26,455,242)	(120,382,579)
Net decrease from capital share transactions	(5,920,937)	(1,941,456)
Net decrease in net assets	(7,447,940)	(1,221,568)

Net assets:
Beginning of period	13,905,321	15,126,889
End of period	$6,457,381	$13,905,321
Undistributed net investment income at end of period	$47,117	$28,715

Capital share activity:
Shares sold
A-Class	39,115	253,969
C-Class	15,158	91,046
H-Class	487,781	2,697,009
Shares issued from reinvestment of distributions
A-Class	—	41
C-Class	—	86
H-Class	—	296
Shares redeemed
A-Class	(45,249)	(267,091)
C-Class	(42,452)	(74,102)
H-Class	(599,911)	(2,746,513)
Net decrease in shares	(145,558)	(45,259)

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$45.68	$43.04	$36.18	$30.88	$31.43	$30.45
Income (loss) from investment operations:
Net investment income (loss)[b]	.10	.11	(.03)	.07	.06	.02
Net gain (loss) on investments (realized and unrealized)	(5.74)	2.58	7.08	5.23	(.61)	3.64
Total from investment operations	(5.64)	2.69	7.05	5.30	(.55)	3.66
Less distributions from:
Net investment income	—	(.05)	(.19)	—	—	(.17)
Net realized gains	—	—	—	—	—	(2.51)
Total distributions	—	(.05)	(.19)	—	—	(2.68)
Net asset value, end of period	$40.04	$45.68	$43.04	$36.18	$30.88	$31.43

Total Return[c]	(12.35%)	6.25%	19.49%	17.16%	(1.75%)	12.81%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,423	$1,904	$2,357	$1,571	$6,817	$785
Ratios to average net assets:
Net investment income (loss)	0.44%	0.26%	(0.06%)	0.23%	0.22%	0.08%
Total expenses	1.49%	1.51%	1.52%	1.51%	1.49%	1.53%
Portfolio turnover rate	178%	638%	506%	757%	619%	407%

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$41.59	$39.48	$33.46	$28.78	$29.53	$28.96
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	(.18)	(.25)	(.13)	(.16)	(.23)
Net gain (loss) on investments (realized and unrealized)	(5.21)	2.34	6.46	4.81	(.59)	3.48
Total from investment operations	(5.27)	2.16	6.21	4.68	(.75)	3.25
Less distributions from:
Net investment income	—	(.05)	(.19)	—	—	(.17)
Net realized gains	—	—	—	—	—	(2.51)
Total distributions	—	(.05)	(.19)	—	—	(2.68)
Net asset value, end of period	$36.32	$41.59	$39.48	$33.46	$28.78	$29.53

Total Return[c]	(12.67%)	5.47%	18.57%	16.26%	(2.54%)	12.03%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,657	$3,033	$2,207	$3,413	$2,194	$2,311
Ratios to average net assets:
Net investment income (loss)	(0.29%)	(0.44%)	(0.71%)	(0.45%)	(0.60%)	(0.83%)
Total expenses	2.24%	2.26%	2.28%	2.26%	2.26%	2.30%
Portfolio turnover rate	178%	638%	506%	757%	619%	407%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

S&P MIDCAP 400® PURE VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$45.62	$42.98	$36.16	$30.86	$31.42	$30.43
Income (loss) from investment operations:
Net investment income (loss)[b]	.10	.11	.06	.08	.01	(.06)
Net gain (loss) on investments (realized and unrealized)	(5.73)	2.58	6.95	5.22	(.57)	3.73
Total from investment operations	(5.63)	2.69	7.01	5.30	(.56)	3.67
Less distributions from:
Net investment income	—	(.05)	(.19)	—	—	(.17)
Net realized gains	—	—	—	—	—	(2.51)
Total distributions	—	(.05)	(.19)	—	—	(2.68)
Net asset value, end of period	$39.99	$45.62	$42.98	$36.16	$30.86	$31.42

Total Return[c]	(12.34%)	6.26%	19.39%	17.17%	(1.78%)	12.85%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,377	$8,968	$10,563	$78,237	$18,838	$54,206
Ratios to average net assets:
Net investment income (loss)	0.46%	0.25%	0.15%	0.24%	0.02%	(0.19%)
Total expenses	1.48%	1.51%	1.52%	1.52%	1.51%	1.54%
Portfolio turnover rate	178%	638%	506%	757%	619%	407%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2015

S&P SMALLCAP 600® PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600® Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
ABIOMED, Inc.	2.3%
Take-Two Interactive Software, Inc.	2.0%
Universal Insurance Holdings, Inc.	1.9%
Gentherm, Inc.	1.9%
Lannett Company, Inc.	1.8%
General Communication, Inc. — Class A	1.7%
LendingTree, Inc.	1.6%
TASER International, Inc.	1.6%
CoreSite Realty Corp.	1.5%
PGT, Inc.	1.4%
Top Ten Total	17.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
S&P SMALLCAP 600® PURE GROWTH FUND

	Shares	Value

COMMON STOCKS† - 99.5%

Consumer, Non-cyclical - 26.3%
ABIOMED, Inc.*	9,368	$868,976
Lannett Company, Inc.*	16,567	687,862
LendingTree, Inc.*	6,651	618,743
MiMedx Group, Inc.*	52,771	509,240
On Assignment, Inc.*	13,492	497,855
Repligen Corp.*	17,465	486,400
AMN Healthcare Services, Inc.*	15,859	475,928
Supernus Pharmaceuticals, Inc.*	32,575	457,027
Depomed, Inc.*	21,252	400,600
Cal-Maine Foods, Inc.	7,271	397,070
Nektar Therapeutics*	35,138	385,112
Natus Medical, Inc.*	9,336	368,305
Ligand Pharmaceuticals, Inc. — Class B*	3,875	331,894
ExamWorks Group, Inc.*	10,851	317,283
Cambrex Corp.*	7,827	310,575
Chemed Corp.	2,265	302,310
Calavo Growers, Inc.	6,759	301,722
Cynosure, Inc. — Class A*	9,842	295,654
Albany Molecular Research, Inc.*	13,906	242,243
Snyder’s-Lance, Inc.	7,044	237,594
Ensign Group, Inc.	5,517	235,190
Helen of Troy Ltd.*	2,481	221,553
Anika Therapeutics, Inc.*	6,795	216,285
Cantel Medical Corp.	3,592	203,666
Abaxis, Inc.	4,205	184,978
Impax Laboratories, Inc.*	4,551	160,241
J&J Snack Foods Corp.	1,137	129,231
Affymetrix, Inc.*	14,960	127,758
Total Consumer, Non-cyclical		9,971,295

Financial - 21.8%
Universal Insurance Holdings, Inc.	23,857	704,736
CoreSite Realty Corp.	11,041	567,949
Bank Mutual Corp.	57,959	445,125
Chesapeake Lodging Trust	16,319	425,273
Sabra Health Care REIT, Inc.	17,772	411,955
American Assets Trust, Inc.	9,421	384,942
HFF, Inc. — Class A	10,805	364,777
BofI Holding, Inc.*	2,764	356,086
DiamondRock Hospitality Co.	29,574	326,793
Post Properties, Inc.	5,467	318,671
Universal Health Realty Income Trust	6,712	315,061
Home BancShares, Inc.	7,757	314,158
First Midwest Bancorp, Inc.	16,810	294,847
Glacier Bancorp, Inc.	11,066	292,032
Retail Opportunity Investments Corp.	16,318	269,900
MB Financial, Inc.	8,248	269,215
PrivateBancorp, Inc. — Class A	6,802	260,721
Boston Private Financial Holdings, Inc.	22,245	260,267
PRA Group, Inc.*	4,244	224,592
HCI Group, Inc.	5,564	215,716
Pinnacle Financial Partners, Inc.	4,300	212,463
Medical Properties Trust, Inc.	17,749	196,304
Education Realty Trust, Inc.	5,423	178,688
Healthcare Realty Trust, Inc.	6,735	167,365
Inland Real Estate Corp.	16,949	137,287
Cousins Properties, Inc.	13,010	119,952
CareTrust REIT, Inc.	9,314	105,714
Enova International, Inc.*	10,290	105,164
Total Financial		8,245,753

Consumer, Cyclical - 17.1%
Gentherm, Inc.*	15,611	701,246
Pinnacle Entertainment, Inc.*	15,685	530,781
G-III Apparel Group Ltd.*	7,693	474,350
Meritage Homes Corp.*	12,451	454,711
CalAtlantic Group, Inc.*	56,790	454,320
Allegiant Travel Co. — Class A	1,881	406,766
Ryland Group, Inc.	9,223	376,575
Papa John’s International, Inc.	4,880	334,182
DTS, Inc.*	11,542	308,171
Popeyes Louisiana Kitchen, Inc.*	4,871	274,530
BJ’s Restaurants, Inc.*	5,784	248,886
Winnebago Industries, Inc.	12,036	230,489
Texas Roadhouse, Inc. — Class A	6,124	227,813
Select Comfort Corp.*	9,532	208,560
Sonic Corp.	8,995	206,435
Outerwall, Inc.	3,448	196,295
Marriott Vacations Worldwide Corp.	2,223	151,475
Universal Electronics, Inc.*	3,390	142,482
Wolverine World Wide, Inc.	6,473	140,076
Zumiez, Inc.*	8,149	127,368
Scientific Games Corp. — Class A*	9,743	101,814
Francesca’s Holdings Corp.*	8,007	97,926
Iconix Brand Group, Inc.*	6,454	87,258
Total Consumer, Cyclical		6,482,509

Industrial - 13.5%
TASER International, Inc.*	26,668	587,363
PGT, Inc.*	43,675	536,329
Apogee Enterprises, Inc.	8,959	400,019
Methode Electronics, Inc.	12,070	385,033
Headwaters, Inc.*	18,875	354,850
Lydall, Inc.*	11,716	333,789
Heartland Express, Inc.	15,274	304,563
US Ecology, Inc.	6,821	297,737
ArcBest Corp.	10,338	266,410
Hillenbrand, Inc.	9,170	238,512
Bel Fuse, Inc. — Class B	11,875	230,850
Knight Transportation, Inc.	8,280	198,720
KapStone Paper and Packaging Corp.	11,206	185,011
Curtiss-Wright Corp.	2,932	183,015
Matson, Inc.	4,363	167,932
Saia, Inc.*	5,188	160,569
AZZ, Inc.	3,237	157,610

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2015
S&P SMALLCAP 600® PURE GROWTH FUND

	Shares	Value

Forward Air Corp.	2,541	$105,426
Total Industrial		5,093,738

Technology - 8.7%
Take-Two Interactive Software, Inc.*	26,162	751,634
Synchronoss Technologies, Inc.*	13,395	439,355
Omnicell, Inc.*	12,295	382,375
Virtusa Corp.*	5,288	271,327
Super Micro Computer, Inc.*	9,852	268,566
Monolithic Power Systems, Inc.	5,079	260,045
Tessera Technologies, Inc.	6,987	226,449
Blackbaud, Inc.	3,843	215,669
Constant Contact, Inc.*	7,932	192,272
Electronics for Imaging, Inc.*	3,891	168,402
MicroStrategy, Inc. — Class A*	606	119,061
Total Technology		3,295,155

Communications - 7.1%
General Communication, Inc. — Class A*	38,222	659,712
LogMeIn, Inc.*	7,799	531,580
j2 Global, Inc.	4,674	331,153
DHI Group, Inc.*	40,335	294,849
comScore, Inc.*	6,289	290,237
EW Scripps Co. — Class A	10,763	190,182
Consolidated Communications Holdings, Inc.	7,481	144,159
ViaSat, Inc.*	1,998	128,451
VASCO Data Security International, Inc.*	7,179	122,330
Total Communications		2,692,653

Energy - 3.1%
Synergy Resources Corp.*	50,819	498,026
Carrizo Oil & Gas, Inc.*	13,639	416,535
Flotek Industries, Inc.*	15,398	257,147
Total Energy		1,171,708

Basic Materials - 1.9%
Deltic Timber Corp.	3,556	212,684
Neenah Paper, Inc.	3,094	180,318
US Silica Holdings, Inc.	10,262	144,592
Balchem Corp.	2,317	140,804
Century Aluminum Co.*	10,186	46,856
Total Basic Materials		725,254

Total Common Stocks
(Cost $33,895,726)		37,678,065

	Face Amount

REPURCHASE AGREEMENTS††,1 - 1.3%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$280,896	280,896
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	107,518	107,518
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	100,904	100,904
Total Repurchase Agreements
(Cost $489,318)		489,318

Total Investments - 100.8%
(Cost $34,385,044)		$38,167,383
Other Assets & Liabilities, net - (0.8)%		(310,057)
Total Net Assets - 100.0%		$37,857,326

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments, at value (cost $33,895,726)	$37,678,065
Repurchase agreements, at value (cost $489,318)	489,318
Total investments (cost $34,385,044)	38,167,383
Receivables:
Securities sold	925,051
Fund shares sold	197,438
Dividends	36,726
Securities lending income	46
Total assets	39,326,644

Liabilities:
Payable for:
Fund shares redeemed	1,396,016
Management fees	27,042
Distribution and service fees	12,819
Transfer agent and administrative fees	9,014
Portfolio accounting fees	3,605
Miscellaneous	20,822
Total liabilities	1,469,318
Commitments and contingent liabilities (Note 12)	—
Net assets	$37,857,326

Net assets consist of:
Paid in capital	$38,655,800
Accumulated net investment loss	(252,544)
Accumulated net realized loss on investments	(4,328,269)
Net unrealized appreciation on investments	3,782,339
Net assets	$37,857,326

A-Class:
Net assets	$3,975,771
Capital shares outstanding	74,251
Net asset value per share	$53.55
Maximum offering price per share (Net asset value divided by 95.25%)	$56.22

C-Class:
Net assets	$4,919,647
Capital shares outstanding	100,076
Net asset value per share	$49.16

H-Class:
Net assets	$28,961,908
Capital shares outstanding	540,990
Net asset value per share	$53.54

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends	$273,929
Income from securities lending, net	18,211
Interest	92
Total investment income	292,232

Expenses:
Management fees	263,611
Transfer agent and administrative fees	87,870
Distribution and service fees:
A-Class	5,847
C-Class	29,984
H-Class	74,527
Portfolio accounting fees	35,148
Custodian fees	4,049
Trustees’ fees*	1,853
Line of credit fees	209
Miscellaneous	41,678
Total expenses	544,776
Net investment loss	(252,544)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,247,358)
Net realized loss	(2,247,358)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,768,642)
Securities sold short	(16)
Net change in unrealized appreciation (depreciation)	(3,768,658)
Net realized and unrealized loss	(6,016,016)
Net decrease in net assets resulting from operations	$(6,268,560)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(252,544)	$(188,117)
Net realized gain (loss) on investments	(2,247,358)	2,956,093
Net change in unrealized appreciation (depreciation) on investments	(3,768,658)	2,390,655
Net increase (decrease) in net assets resulting from operations	(6,268,560)	5,158,631

Capital share transactions:
Proceeds from sale of shares
A-Class	5,827,947	1,853,974
C-Class	3,603,188	4,335,594
H-Class	96,853,827	126,430,453
Cost of shares redeemed
A-Class	(4,224,732)	(6,513,702)
C-Class	(3,508,472)	(3,479,599)
H-Class	(113,496,304)	(97,243,555)
Net increase (decrease) from capital share transactions	(14,944,546)	25,383,165
Net increase (decrease) in net assets	(21,213,106)	30,541,796

Net assets:
Beginning of period	59,070,432	28,528,636
End of period	$37,857,326	$59,070,432
Accumulated net investment loss at end of period	$(252,544)	$—

Capital share activity:
Shares sold
A-Class	98,349	33,948
C-Class	66,310	85,842
H-Class	1,627,316	2,360,921
Shares redeemed
A-Class	(72,052)	(123,092)
C-Class	(66,376)	(72,433)
H-Class	(1,949,073)	(1,818,920)
Net increase (decrease) in shares	(295,526)	466,266

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

S&P SMALLCAP 600® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$58.90	$52.99	$41.94	$37.97	$36.06	$28.49
Income (loss) from investment operations:
Net investment income (loss)[b]	(.18)	(.46)	(.31)	(.12)	(.35)	(.34)
Net gain (loss) on investments (realized and unrealized)	(5.17)	6.37	11.36	4.09	2.26	7.91
Total from investment operations	(5.35)	5.91	11.05	3.97	1.91	7.57
Net asset value, end of period	$53.55	$58.90	$52.99	$41.94	$37.97	$36.06

Total Return[c]	(9.08%)	11.15%	26.35%	10.46%	5.30%	26.57%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,976	$2,825	$7,265	$995	$1,018	$2,115
Ratios to average net assets:
Net investment income (loss)	(0.62%)	(0.88%)	(0.60%)	(0.31%)	(1.00%)	(1.15%)
Total expenses	1.49%	1.51%	1.53%	1.51%	1.52%	1.54%
Portfolio turnover rate	127%	380%	677%	645%	500%	732%

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$54.28	$49.21	$39.24	$35.79	$34.25	$27.25
Income (loss) from investment operations:
Net investment income (loss)[b]	(.37)	(.74)	(.66)	(.42)	(.57)	(.54)
Net gain (loss) on investments (realized and unrealized)	(4.75)	5.81	10.63	3.87	2.11	7.54
Total from investment operations	(5.12)	5.07	9.97	3.45	1.54	7.00
Net asset value, end of period	$49.16	$54.28	$49.21	$39.24	$35.79	$34.25

Total Return[c]	(9.43%)	10.30%	25.41%	9.64%	4.50%	25.69%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,920	$5,436	$4,268	$3,122	$2,568	$3,072
Ratios to average net assets:
Net investment income (loss)	(1.37%)	(1.50%)	(1.46%)	(1.17%)	(1.71%)	(1.80%)
Total expenses	2.24%	2.25%	2.28%	2.26%	2.26%	2.29%
Portfolio turnover rate	127%	380%	677%	645%	500%	732%

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$58.89	$52.99	$41.94	$37.97	$36.07	$28.48
Income (loss) from investment operations:
Net investment income (loss)[b]	(.20)	(.31)	(.38)	(.31)	(.39)	(.34)
Net gain (loss) on investments (realized and unrealized)	(5.15)	6.21	11.43	4.28	2.29	7.93
Total from investment operations	(5.35)	5.90	11.05	3.97	1.90	7.59
Net asset value, end of period	$53.54	$58.89	$52.99	$41.94	$37.97	$36.07

Total Return[c]	(9.08%)	11.13%	26.35%	10.46%	5.27%	26.65%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,962	$50,810	$16,996	$5,844	$29,214	$92,084
Ratios to average net assets:
Net investment income (loss)	(0.66%)	(0.58%)	(0.77%)	(0.81%)	(1.10%)	(1.07%)
Total expenses	1.49%	1.49%	1.52%	1.50%	1.52%	1.55%
Portfolio turnover rate	127%	380%	677%	645%	500%	732%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

FUND PROFILE (Unaudited)	September 30, 2015

S&P SMALLCAP 600® PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600® Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Central Garden & Pet Co. — Class A	2.0%
Cash America International, Inc.	2.0%
SkyWest, Inc.	1.8%
Universal Corp.	1.7%
Pep Boys-Manny Moe & Jack	1.6%
Gibraltar Industries, Inc.	1.4%
Comfort Systems USA, Inc.	1.3%
Monster Worldwide, Inc.	1.3%
Seneca Foods Corp. — Class A	1.3%
Griffon Corp.	1.3%
Top Ten Total	15.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
S&P SMALLCAP 600® PURE VALUE FUND

	Shares	Value

COMMON STOCKS† - 100.0%

Industrial - 22.1%
Gibraltar Industries, Inc.*	7,507	$137,754
Comfort Systems USA, Inc.	4,762	129,812
Griffon Corp.	7,991	126,018
Benchmark Electronics, Inc.*	5,341	116,221
Universal Forest Products, Inc.	2,008	115,821
TTM Technologies, Inc.*	18,113	112,845
Sanmina Corp.*	4,045	86,442
Atlas Air Worldwide Holdings, Inc.*	2,391	82,633
Olympic Steel, Inc.	8,223	81,819
Aegion Corp. — Class A*	4,949	81,560
AAR Corp.	4,261	80,831
EMCOR Group, Inc.	1,745	77,216
National Presto Industries, Inc.	879	74,065
Roadrunner Transportation Systems, Inc.*	3,843	70,711
Briggs & Stratton Corp.	3,641	70,307
Plexus Corp.*	1,728	66,666
Tidewater, Inc.	5,032	66,121
Hub Group, Inc. — Class A*	1,812	65,975
Fabrinet*	3,456	63,348
Encore Wire Corp.	1,574	51,422
II-VI, Inc.*	3,032	48,755
Hornbeck Offshore Services, Inc.*	3,433	46,448
SPX Corp.	3,868	46,107
Tredegar Corp.	3,427	44,825
Kaman Corp.	1,222	43,808
Celadon Group, Inc.	2,160	34,603
General Cable Corp.	2,726	32,439
Chart Industries, Inc.*	1,579	30,333
Powell Industries, Inc.	988	29,739
Tetra Tech, Inc.	1,177	28,613
Astec Industries, Inc.	780	26,138
DXP Enterprises, Inc.*	884	24,116
TimkenSteel Corp.	1,650	16,698
LSB Industries, Inc.*	920	14,094
Total Industrial		2,224,303

Consumer, Non-cyclical - 20.7%
Central Garden & Pet Co. — Class A*	12,422	200,118
Universal Corp.	3,463	171,661
Monster Worldwide, Inc.*	20,215	129,779
Seneca Foods Corp. — Class A*	4,804	126,585
LHC Group, Inc.*	2,749	123,073
PharMerica Corp.*	4,165	118,578
Kelly Services, Inc. — Class A	8,295	117,291
Viad Corp.	4,031	116,859
Almost Family, Inc.*	2,858	114,463
SpartanNash Co.	4,124	106,605
ABM Industries, Inc.	3,274	89,413
Magellan Health, Inc.*	1,483	82,203
Brink’s Co.	2,895	78,194
Kindred Healthcare, Inc.	4,673	73,600
Insperity, Inc.	1,564	68,707
TrueBlue, Inc.*	2,924	65,702
Andersons, Inc.	1,645	56,029
Invacare Corp.	3,838	55,536
CDI Corp.	6,412	54,823
Central Garden & Pet Co.*	3,320	51,360
Hanger, Inc.*	3,430	46,785
Heidrick & Struggles International, Inc.	1,813	35,263
Total Consumer, Non-cyclical		2,082,627

Consumer, Cyclical - 20.0%
Cash America International, Inc.	7,060	197,469
SkyWest, Inc.	10,543	175,857
Pep Boys-Manny Moe & Jack*	12,859	156,752
M/I Homes, Inc.*	5,171	121,932
ScanSource, Inc.*	2,556	90,636
Big 5 Sporting Goods Corp.	7,479	77,632
Superior Industries International, Inc.	3,986	74,458
Essendant, Inc.	2,214	71,800
EZCORP, Inc. — Class A*	10,960	67,623
Perry Ellis International, Inc.*	3,047	66,913
Sonic Automotive, Inc. — Class A	3,194	65,222
Haverty Furniture Companies, Inc.	2,603	61,118
Veritiv Corp.*	1,598	59,510
Titan International, Inc.	8,942	59,107
Biglari Holdings, Inc.*	161	58,885
Fred’s, Inc. — Class A	4,872	57,733
Ruby Tuesday, Inc.*	8,807	54,691
VOXX International Corp. — Class A*	7,120	52,830
Express, Inc.*	2,890	51,644
Unifi, Inc.*	1,661	49,514
Marcus Corp.	2,451	47,402
Stage Stores, Inc.	4,430	43,591
Barnes & Noble, Inc.	3,482	42,167
Callaway Golf Co.	4,815	40,205
Arctic Cat, Inc.	1,644	36,464
Stein Mart, Inc.	3,653	35,361
Children’s Place, Inc.	612	35,294
Genesco, Inc.*	484	27,622
Movado Group, Inc.	980	25,313
Total Consumer, Cyclical		2,004,745

Financial - 11.1%
Stewart Information Services Corp.	2,942	120,357
United Fire Group, Inc.	3,364	117,908
Employers Holdings, Inc.	4,103	91,456
Selective Insurance Group, Inc.	2,766	85,912
Infinity Property & Casualty Corp.	1,046	84,245
Astoria Financial Corp.	4,701	75,686
Navigators Group, Inc.*	952	74,237
Horace Mann Educators Corp.	2,045	67,935
Forestar Group, Inc.*	3,870	50,891
Provident Financial Services, Inc.	2,318	45,201
Calamos Asset Management, Inc. — Class A	4,579	43,409

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
S&P SMALLCAP 600® PURE VALUE FUND

	Shares	Value

Wintrust Financial Corp.	757	$40,446
Safety Insurance Group, Inc.	701	37,959
First BanCorp*	10,005	35,618
OFG Bancorp	4,067	35,505
ProAssurance Corp.	616	30,227
Central Pacific Financial Corp.	1,271	26,653
Old National Bancorp	1,868	26,021
Capstead Mortgage Corp.	2,455	24,280
Total Financial		1,113,946

Energy - 9.5%
Green Plains, Inc.	4,737	92,182
Matrix Service Co.*	3,930	88,307
TETRA Technologies, Inc.*	13,620	80,494
Basic Energy Services, Inc.*	19,708	65,036
Northern Oil and Gas, Inc.*	13,707	60,585
Pioneer Energy Services Corp.*	26,435	55,514
Gulf Island Fabrication, Inc.	5,245	55,230
SEACOR Holdings, Inc.*	912	54,547
PDC Energy, Inc.*	928	49,193
Unit Corp.*	3,700	41,662
Cloud Peak Energy, Inc.*	13,495	35,492
Tesco Corp.	4,530	32,344
CARBO Ceramics, Inc.	1,684	31,979
Newpark Resources, Inc.*	5,807	29,732
Geospace Technologies Corp.*	2,089	28,849
FutureFuel Corp.	2,818	27,842
Exterran Holdings, Inc.	1,389	25,002
Rex Energy Corp.*	11,750	24,323
Stone Energy Corp.*	4,243	21,045
Gulfmark Offshore, Inc. — Class A	3,386	20,688
Bristow Group, Inc.	475	12,426
ION Geophysical Corp.*	29,522	11,514
Penn Virginia Corp.*	14,685	7,783
Total Energy		951,769

Technology - 6.4%
Insight Enterprises, Inc.*	4,697	121,417
SYNNEX Corp.	1,218	103,603
Digi International, Inc.*	7,891	93,035
Ciber, Inc.*	27,809	88,432
ManTech International Corp. — Class A	2,300	59,110
CACI International, Inc. — Class A*	745	55,108
Sykes Enterprises, Inc.*	1,902	48,501
Engility Holdings, Inc.	1,806	46,559
Cohu, Inc.	3,051	30,083
Total Technology		645,848

Basic Materials - 5.7%
OM Group, Inc.	3,121	102,649
Kraton Performance Polymers, Inc.*	5,168	92,507
Stepan Co.	2,130	88,629
Kaiser Aluminum Corp.	755	60,589
A. Schulman, Inc.	1,753	56,920
Materion Corp.	1,688	50,674
PH Glatfelter Co.	2,477	42,654
American Vanguard Corp.	2,698	31,189
Koppers Holdings, Inc.	1,298	26,181
Innospec, Inc.	520	24,185
Total Basic Materials		576,177

Communications - 4.0%
Liquidity Services, Inc.*	13,048	96,424
Scholastic Corp.	1,858	72,388
Blucora, Inc.*	4,780	65,820
Anixter International, Inc.*	850	49,113
Harte-Hanks, Inc.	11,481	40,528
Spok Holdings, Inc.	1,939	31,916
NETGEAR, Inc.*	919	26,808
Black Box Corp.	1,114	16,420
Total Communications		399,417

Utilities - 0.5%
Laclede Group, Inc.	523	28,519
Avista Corp.	780	25,935
Total Utilities		54,454

Total Common Stocks
(Cost $7,946,832)		10,053,286

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2015
S&P SMALLCAP 600® PURE VALUE FUND

	Face Amount	Value

REPURCHASE AGREEMENTS††,1 - 0.7%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$38,159	$38,159
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	14,606	14,606
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	13,708	13,708
Total Repurchase Agreements
(Cost $66,473)		66,473

Total Investments - 100.7%
(Cost $8,013,305)		$10,119,759
Other Assets & Liabilities, net - (0.7)%		(70,939)
Total Net Assets - 100.0%		$10,048,820

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

S&P SMALLCAP 600® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments, at value (cost $7,946,832)	$10,053,286
Repurchase agreements, at value (cost $66,473)	66,473
Total investments (cost $8,013,305)	10,119,759
Receivables:
Securities sold	957,270
Dividends	5,449
Fund shares sold	1,922
Total assets	11,084,400

Liabilities:
Payable for:
Fund shares redeemed	1,009,555
Management fees	9,584
Distribution and service fees	4,510
Transfer agent and administrative fees	3,195
Portfolio accounting fees	1,278
Miscellaneous	7,458
Total liabilities	1,035,580
Commitments and contingent liabilities (Note 12)	—
Net assets	$10,048,820

Net assets consist of:
Paid in capital	$36,870,956
Accumulated net investment loss	(44,283)
Accumulated net realized loss on investments	(28,884,307)
Net unrealized appreciation on investments	2,106,454
Net assets	$10,048,820

A-Class:
Net assets	$1,627,915
Capital shares outstanding	75,208
Net asset value per share	$21.65
Maximum offering price per share (Net asset value divided by 95.25%)	$22.73

C-Class:
Net assets	$1,951,007
Capital shares outstanding	102,524
Net asset value per share	$19.03

H-Class:
Net assets	$6,469,898
Capital shares outstanding	300,071
Net asset value per share	$21.56

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends (net of foreign withholding tax of $380)	$93,828
Income from securities lending, net	7,211
Interest	22
Total investment income	101,061

Expenses:
Management fees	68,187
Transfer agent and administrative fees	22,729
Distribution and service fees:
A-Class	2,584
C-Class	13,675
H-Class	16,726
Portfolio accounting fees	9,091
Custodian fees	1,045
Trustees’ fees*	601
Line of credit fees	45
Miscellaneous	10,661
Total expenses	145,344
Net investment loss	(44,283)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(713,664)
Net realized loss	(713,664)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,212,464)
Net change in unrealized appreciation (depreciation)	(1,212,464)
Net realized and unrealized loss	(1,926,128)
Net decrease in net assets resulting from operations	$(1,970,411)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(44,283)	$(30,655)
Net realized gain (loss) on investments	(713,664)	2,268,375
Net change in unrealized appreciation (depreciation) on investments	(1,212,464)	(1,503,522)
Net increase (decrease) in net assets resulting from operations	(1,970,411)	734,198

Capital share transactions:
Proceeds from sale of shares
A-Class	2,397,225	3,277,688
C-Class	578,257	2,725,130
H-Class	28,187,819	108,245,422
Cost of shares redeemed
A-Class	(2,025,481)	(2,703,495)
C-Class	(1,282,280)	(4,064,150)
H-Class	(31,884,863)	(120,076,906)
Net decrease from capital share transactions	(4,029,323)	(12,596,311)
Net decrease in net assets	(5,999,734)	(11,862,113)

Net assets:
Beginning of period	16,048,554	27,910,667
End of period	$10,048,820	$16,048,554
Accumulated net investment loss at end of period	$(44,283)	$—

Capital share activity:
Shares sold
A-Class	95,639	133,032
C-Class	25,289	123,385
H-Class	1,206,346	4,385,027
Shares redeemed
A-Class	(82,113)	(110,967)
C-Class	(58,096)	(185,935)
H-Class	(1,348,754)	(4,818,402)
Net decrease in shares	(161,689)	(473,860)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

S&P SMALLCAP 600® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$25.81	$25.66	$19.55	$17.07	$17.42	$19.60
Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	(.03)	(.09)	(.01)	(.12)	(.13)
Net gain (loss) on investments (realized and unrealized)	(4.11)	.18	6.20	2.49	(.23)	1.20
Total from investment operations	(4.16)	.15	6.11	2.48	(.35)	1.07
Less distributions from:
Net realized gains	—	—	—	—	—	(3.25)
Total distributions	—	—	—	—	—	(3.25)
Net asset value, end of period	$21.65	$25.81	$25.66	$19.55	$17.07	$17.42

Total Return[c]	(16.12%)	0.58%	31.25%	14.53%	(2.01%)	6.98%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,628	$1,592	$1,016	$1,551	$961	$8,845
Ratios to average net assets:
Net investment income (loss)	(0.42%)	(0.10%)	(0.39%)	(0.08%)	(0.71%)	(0.73%)
Total expenses	1.49%	1.50%	1.52%	1.51%	1.53%	1.53%
Portfolio turnover rate	154%	579%	658%	655%	744%	692%

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$22.78	$22.81	$17.51	$15.40	$15.85	$18.27
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.19)	(.22)	(.13)	(.20)	(.23)
Net gain (loss) on investments (realized and unrealized)	(3.62)	.16	5.52	2.24	(.25)	1.06
Total from investment operations	(3.75)	(.03)	5.30	2.11	(.45)	.83
Less distributions from:
Net realized gains	—	—	—	—	—	(3.25)
Total distributions	—	—	—	—	—	(3.25)
Net asset value, end of period	$19.03	$22.78	$22.81	$17.51	$15.40	$15.85

Total Return[c]	(16.46%)	(0.13%)	30.27%	13.70%	(2.84%)	6.12%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,951	$3,082	$4,514	$3,932	$1,955	$2,243
Ratios to average net assets:
Net investment income (loss)	(1.20%)	(0.84%)	(1.10%)	(0.84%)	(1.39%)	(1.37%)
Total expenses	2.24%	2.25%	2.27%	2.26%	2.26%	2.28%
Portfolio turnover rate	154%	579%	658%	655%	744%	692%

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$25.71	$25.55	$19.47	$17.00	$17.38	$19.57
Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)	(.01)	(.06)	(.06)	(.11)	(.11)
Net gain (loss) on investments (realized and unrealized)	(4.11)	.17	6.14	2.53	(.27)	1.17
Total from investment operations	(4.15)	.16	6.08	2.47	(.38)	1.06
Less distributions from:
Net realized gains	—	—	—	—	—	(3.25)
Total distributions	—	—	—	—	—	(3.25)
Net asset value, end of period	$21.56	$25.71	$25.55	$19.47	$17.00	$17.38

Total Return[c]	(16.14%)	0.63%	31.23%	14.53%	(2.19%)	6.94%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,470	$11,374	$22,380	$30,743	$24,298	$15,980
Ratios to average net assets:
Net investment income (loss)	(0.35%)	(0.03%)	(0.25%)	(0.32%)	(0.69%)	(0.56%)
Total expenses	1.49%	1.50%	1.53%	1.51%	1.49%	1.54%
Portfolio turnover rate	154%	579%	658%	655%	744%	692%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

FUND PROFILE (Unaudited)	September 30, 2015

EUROPE 1.25x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 125% of the fair value of the STOXX® Europe 50 Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	March 31, 2004
C-Class	May 10, 2001
H-Class	May 8, 2000

Country	% of Common Stocks	Value
United Kingdom	34%	$1,243,383
Switzerland	22%	795,528
Germany	15%	537,487
France	13%	454,094
Spain	5%	176,480
Netherlands	3%	115,508
Denmark	3%	102,351
Other	5%	186,342
Total Common Stocks	100%	$3,611,173

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	10.0%
Nestle S.A. ADR	4.1%
Novartis AG ADR	4.0%
Roche Holding AG ADR	3.2%
HSBC Holdings plc ADR	2.6%
Sanofi ADR	2.0%
Total S.A. ADR	1.9%
Bayer AG ADR	1.8%
Novo Nordisk A/S ADR	1.8%
British American Tobacco plc ADR	1.8%
Top Ten Total	33.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
EUROPE 1.25x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 62.9%

Consumer, Non-cyclical - 27.2%
Nestle S.A. ADR	3,126	$235,200
Novartis AG ADR	2,506	230,352
Roche Holding AG ADR	5,510	181,555
Sanofi ADR	2,367	112,361
Bayer AG ADR	818	104,737
Novo Nordisk A/S ADR	1,887	102,351
British American Tobacco plc ADR	919	101,164
GlaxoSmithKline plc ADR	2,408	92,588
Anheuser-Busch InBev S.A. ADR	764	81,228
AstraZeneca plc ADR	2,490	79,232
Diageo plc ADR	613	66,075
Unilever N.V. — Class Y	1,531	61,546
Reckitt Benckiser Group plc ADR	3,257	59,440
Unilever plc ADR	1,287	52,484
Total Consumer, Non-cyclical		1,560,313

Financial - 15.0%
HSBC Holdings plc ADR	3,886	147,202
Banco Santander S.A. ADR	13,909	73,440
Allianz SE ADR	4,538	70,929
Lloyds Banking Group plc ADR	15,018	69,083
BNP Paribas S.A. ADR	2,164	64,011
UBS Group AG	3,411	63,172
Barclays plc ADR	4,124	60,953
ING Groep N.V. ADR	3,819	53,962
Prudential plc ADR	1,265	53,307
Banco Bilbao Vizcaya Argentaria S.A. ADR	6,144	51,425
AXA S.A. ADR	2,070	50,363
Zurich Insurance Group AG ADR*	1,467	36,030
Deutsche Bank AG	1,273	34,320
Credit Suisse Group AG ADR*	1,348	32,392
Total Financial		860,589

Energy - 6.7%
Total S.A. ADR	2,437	108,957
BP plc ADR	2,994	91,497
Royal Dutch Shell plc — Class A ADR	1,928	91,368
BG Group plc ADR	3,340	48,664
Eni SpA ADR	1,337	41,942
Total Energy		382,428

Communications - 4.2%
Vodafone Group plc ADR	2,615	83,000
Deutsche Telekom AG ADR	3,140	55,798
BT Group plc ADR	828	52,785
Telefonica S.A. ADR	4,287	51,615
Total Communications		243,198

Consumer, Cyclical - 2.8%
Daimler AG ADR	994	72,403
LVMH Moet Hennessy Louis Vuitton SE ADR	1,347	45,811
Cie Financiere Richemont S.A. ADR	5,172	40,135
Total Consumer, Cyclical		158,349

Basic Materials - 2.6%
BASF SE ADR	905	69,151
Rio Tinto plc ADR	1,206	40,787
Air Liquide S.A. ADR	1,699	40,147
Total Basic Materials		150,085

Industrial - 2.4%
Siemens AG ADR	766	68,404
ABB Ltd. ADR*	2,256	39,864
Schneider Electric SE ADR	2,902	32,444
Total Industrial		140,712

Technology - 1.1%
SAP SE ADR	953	61,745

Utilities - 0.9%
National Grid plc ADR	772	53,754

Total Common Stocks
(Cost $3,496,738)		3,611,173

MUTUAL FUNDS† - 10.0%
Guggenheim Strategy Fund I1	23,153	576,039
Total Mutual Funds
(Cost $576,169)		576,039

	Face Amount

REPURCHASE AGREEMENTS††,2 - 28.7%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$944,803	944,803
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	361,639	361,639
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	339,393	339,393
Total Repurchase Agreements
(Cost $1,645,835)		1,645,835

Total Investments - 101.6%
(Cost $5,718,742)		$5,833,047
Other Assets & Liabilities, net - (1.6)%		(89,440)
Total Net Assets - 100.0%		$5,743,607

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2015
EUROPE 1.25x STRATEGY FUND

	Contracts	Unrealized Loss

CURRENCY FUTURES CONTRACTS PURCHASED†
December 2015 Euro FX Futures Contracts (Aggregate Value of Contracts $3,496,250)	25	$(9,232)

EQUITY FUTURES CONTRACTS PURCHASED††
December 2015 STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $3,546,539)	107	$(36,486)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 10.
[2]	Repurchase Agreements — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EUROPE 1.25x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $3,496,738)	$3,611,173
Investments in affiliated issuers, at value (cost $576,169)	576,039
Repurchase agreements, at value (cost $1,645,835)	1,645,835
Total investments (cost $5,718,742)	5,833,047
Foreign currency, at value (cost $19,157)	19,157
Segregated cash with broker	658,326
Receivables:
Variation margin	70,410
Fund shares sold	54,285
Dividends	31,435
Foreign taxes reclaim	7,874
Swap settlement	1,009
Interest	2
Total assets	6,675,545

Liabilities:
Overdraft due to custodian bank	19,233
Payable for:
Fund shares redeemed	896,734
Management fees	5,727
Distribution and service fees	2,238
Transfer agent and administrative fees	1,591
Securities purchased	1,035
Portfolio accounting fees	636
Miscellaneous	4,744
Total liabilities	931,938
Commitments and contingent liabilities (Note 12)	—
Net assets	$5,743,607

Net assets consist of:
Paid in capital	$20,606,916
Undistributed net investment income	76,348
Accumulated net realized loss on investments	(15,008,386)
Net unrealized appreciation on investments	68,729
Net assets	$5,743,607

A-Class:
Net assets	$1,250,004
Capital shares outstanding	89,727
Net asset value per share	$13.93
Maximum offering price per share (Net asset value divided by 95.25%)	$14.62

C-Class:
Net assets	$471,639
Capital shares outstanding	38,358
Net asset value per share	$12.30

H-Class:
Net assets	$4,021,964
Capital shares outstanding	291,138
Net asset value per share	$13.81

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $10,498)	$124,461
Dividends from securities of affiliated issuers	12,591
Interest	891
Income from securities lending, net	183
Total investment income	138,126

Expenses:
Management fees	65,681
Transfer agent and administrative fees	18,245
Distribution and service fees:
A-Class	1,873
C-Class	6,191
H-Class	14,824
Portfolio accounting fees	7,298
Custodian fees	840
Trustees’ fees*	427
Line of credit fees	36
Miscellaneous	9,780
Total expenses	125,195
Net investment income	12,931

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(809,555)
Investments in affiliated issuers	71
Futures contracts	(2,412,491)
Foreign currency	16,914
Net realized loss	(3,205,061)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(471,498)
Investments in affiliated issuers	(130)
Futures contracts	115,316
Foreign currency	(690)
Net change in unrealized appreciation (depreciation)	(357,002)
Net realized and unrealized loss	(3,562,063)
Net decrease in net assets resulting from operations	$(3,549,132)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

EUROPE 1.25x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$12,931	$62,790
Net realized gain (loss) on investments	(3,205,061)	201,415
Net change in unrealized appreciation (depreciation) on investments	(357,002)	(1,066,510)
Net decrease in net assets resulting from operations	(3,549,132)	(802,305)

Distributions to shareholders from:
Net investment income
A-Class	—	(3,176)
C-Class	—	(1,621)
H-Class	—	(21,638)
Total distributions to shareholders	—	(26,435)

Capital share transactions:
Proceeds from sale of shares
A-Class	12,646,711	10,994,698
C-Class	7,848,579	18,931,297
H-Class	166,022,932	200,800,044
Distributions reinvested
A-Class	—	2,063
C-Class	—	1,530
H-Class	—	21,551
Cost of shares redeemed
A-Class	(12,467,742)	(12,260,495)
C-Class	(8,287,591)	(18,280,475)
H-Class	(168,378,058)	(202,112,879)
Net decrease from capital share transactions	(2,615,169)	(1,902,666)
Net decrease in net assets	(6,164,301)	(2,731,406)

Net assets:
Beginning of period	11,907,908	14,639,314
End of period	$5,743,607	$11,907,908
Undistributed net investment income at end of period	$76,348	$63,417

Capital share activity:
Shares sold
A-Class	810,964	706,168
C-Class	562,131	1,263,133
H-Class	10,569,339	12,265,910
Shares issued from reinvestment of distributions
A-Class	—	126
C-Class	—	105
H-Class	—	1,328
Shares redeemed
A-Class	(796,145)	(778,025)
C-Class	(598,085)	(1,223,396)
H-Class	(10,908,637)	(12,306,127)
Net decrease in shares	(360,433)	(70,778)

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EUROPE 1.25x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$15.55	$17.40	$14.16	$12.57	$14.06	$14.18
Income (loss) from investment operations:
Net investment income (loss)[b]	— [e]	.05	.16	(.03)	.10	.08
Net gain (loss) on investments (realized and unrealized)	(1.62)	(1.85)	3.08	1.65	(1.59)	(.20)
Total from investment operations	(1.62)	(1.80)	3.24	1.62	(1.49)	(.12)
Less distributions from:
Net investment income	—	(.05)	—	(.03)	—	—
Total distributions	—	(.05)	—	(.03)	—	—
Net asset value, end of period	$13.93	$15.55	$17.40	$14.16	$12.57	$14.06

Total Return[c]	(10.42%)	(10.33%)	22.88%	12.92%	(10.60%)	(0.85%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,250	$1,165	$2,551	$3,916	$694	$455
Ratios to average net assets:
Net investment income (loss)	— [f]	0.33%	1.00%	(0.23%)	0.77%	0.66%
Total expenses[d]	1.66%	1.72%	1.72%	1.67%	1.67%	1.69%
Portfolio turnover rate	618%	608%	654%	903%	318%	515%

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$13.77	$15.52	$12.89	$11.53	$12.97	$13.17
Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	(.08)	(.07)	(.10)	— [e]	.03
Net gain (loss) on investments (realized and unrealized)	(1.42)	(1.62)	2.70	1.49	(1.44)	(.23)
Total from investment operations	(1.47)	(1.70)	2.63	1.39	(1.44)	(.20)
Less distributions from:
Net investment income	—	(.05)	—	(.03)	—	—
Total distributions	—	(.05)	—	(.03)	—	—
Net asset value, end of period	$12.30	$13.77	$15.52	$12.89	$11.53	$12.97

Total Return[c]	(10.68%)	(10.94%)	20.40%	12.09%	(11.10%)	(1.52%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$472	$1,023	$535	$402	$439	$638
Ratios to average net assets:
Net investment income (loss)	(0.65%)	(0.50%)	(0.48%)	(0.83%)	0.03%	0.22%
Total expenses[d]	2.40%	2.48%	2.47%	2.42%	2.43%	2.43%
Portfolio turnover rate	618%	608%	654%	903%	318%	515%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

EUROPE 1.25x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$15.42	$17.26	$14.20	$12.59	$14.06	$14.20
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.10	.03	(.02)	.16	.09
Net gain (loss) on investments (realized and unrealized)	(1.63)	(1.89)	3.03	1.66	(1.63)	(.23)
Total from investment operations	(1.61)	(1.79)	3.06	1.64	(1.47)	(.14)
Less distributions from:
Net investment income	—	(.05)	—	(.03)	—	—
Total distributions	—	(.05)	—	(.03)	—	—
Net asset value, end of period	$13.81	$15.42	$17.26	$14.20	$12.59	$14.06

Total Return[c]	(10.44%)	(10.36%)	21.55%	13.06%	(10.46%)	(0.99%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,022	$9,719	$11,553	$10,752	$7,759	$23,238
Ratios to average net assets:
Net investment income (loss)	0.29%	0.62%	0.19%	(0.18%)	1.22%	0.70%
Total expenses[d]	1.65%	1.72%	1.71%	1.67%	1.68%	1.69%
Portfolio turnover rate	618%	608%	654%	903%	318%	515%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net investment income is less than $0.01 per share.
[f]	Net investment income is less than 0.01%.

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2015

JAPAN 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the fair value of the Nikkei-225 Stock Average (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	February 22, 2008
C-Class	February 22, 2008
H-Class	February 22, 2008

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holding (% of Total Net Assets)
Guggenheim Strategy Fund I	33.6%
Total	33.6%

“Largest Holding” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
JAPAN 2x STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 33.6%
Guggenheim Strategy Fund I1	53,358	$1,327,535
Total Mutual Funds
(Cost $1,327,210)		1,327,535

	Face Amount

REPURCHASE AGREEMENTS††,2 - 44.6%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$1,012,899	1,012,899
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	387,704	387,704
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	363,855	363,855
Total Repurchase Agreements
(Cost $1,764,458)		1,764,458

Total Investments - 78.2%
(Cost $3,091,668)		$3,091,993
Other Assets & Liabilities, net - 21.8%		862,226
Total Net Assets - 100.0%		$3,954,219

	Contracts	Unrealized Gain (Loss)

CURRENCY FUTURES CONTRACTS PURCHASED†
December 2015 Japanese Yen Futures Contracts (Aggregate Value of Contracts $7,926,800)	76	$32,803

EQUITY FUTURES CONTRACTS PURCHASED†
December 2015 Nikkei-225 (CME) Index Futures Contracts (Aggregate Value of Contracts $7,920,000)	90	$(158,719)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 10.
[2]	Repurchase Agreements — See Note 5.

See Sector Classification in Other Information section.

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

JAPAN 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments in affiliated issuers, at value (cost $1,327,210)	$1,327,535
Repurchase agreements, at value (cost $1,764,458)	1,764,458
Total investments (cost $3,091,668)	3,091,993
Segregated cash with broker	444,000
Receivables:
Fund shares sold	327,258
Variation margin	113,071
Swap settlement	1,225
Dividends	736
Interest	2
Total assets	3,978,285

Liabilities:
Payable for:
Fund shares redeemed	13,966
Management fees	2,834
Legal fees	2,602
Distribution and service fees	1,015
Transfer agent and administrative fees	945
Securities purchased	727
Portfolio accounting fees	378
Miscellaneous	1,599
Total liabilities	24,066
Commitments and contingent liabilities (Note 12)	—
Net assets	$3,954,219

Net assets consist of:
Paid in capital	$8,138,564
Accumulated net investment loss	(72,170)
Accumulated net realized loss on investments	(3,986,584)
Net unrealized depreciation on investments	(125,591)
Net assets	$3,954,219

A-Class:
Net assets	$775,931
Capital shares outstanding	39,785
Net asset value per share	$19.50
Maximum offering price per share (Net asset value divided by 95.25%)	$20.47

C-Class:
Net assets	$204,727
Capital shares outstanding	11,042
Net asset value per share	$18.54

H-Class:
Net assets	$2,973,561
Capital shares outstanding	151,922
Net asset value per share	$19.57

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends from securities of affiliated issuers	$16,064
Interest	1,612
Total investment income	17,676

Expenses:
Management fees	45,050
Transfer agent and administrative fees	15,016
Distribution and service fees:
A-Class	1,393
C-Class	1,350
H-Class	13,286
Portfolio accounting fees	6,007
Custodian fees	691
Trustees’ fees*	332
Line of credit fees	55
Miscellaneous	6,666
Total expenses	89,846
Net investment loss	(72,170)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(196)
Investments in affiliated issuers	3,000
Futures contracts	(2,132,250)
Net realized loss	(2,129,446)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(2,831)
Investments in affiliated issuers	325
Futures contracts	(139,488)
Net change in unrealized appreciation (depreciation)	(141,994)
Net realized and unrealized loss	(2,271,440)
Net decrease in net assets resulting from operations	$(2,343,610)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

JAPAN 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(72,170)	$(68,249)
Net realized loss on investments	(2,129,446)	(181,521)
Net change in unrealized appreciation (depreciation) on investments	(141,994)	(249,399)
Net decrease in net assets resulting from operations	(2,343,610)	(499,169)

Capital share transactions:
Proceeds from sale of shares
A-Class	10,751,248	14,492,697
C-Class	5,294,470	10,475,739
H-Class	147,892,554	76,998,182
Cost of shares redeemed
A-Class	(10,444,527)	(14,473,442)
C-Class	(5,358,920)	(10,254,244)
H-Class	(159,462,650)	(62,946,467)
Net increase (decrease) from capital share transactions	(11,327,825)	14,292,465
Net increase (decrease) in net assets	(13,671,435)	13,793,296

Net assets:
Beginning of period	17,625,654	3,832,358
End of period	$3,954,219	$17,625,654
Accumulated net investment loss at end of period	$(72,170)	$—

Capital share activity:
Shares sold
A-Class	451,554	736,387
C-Class	232,295	545,198
H-Class	6,190,254	3,746,308
Shares redeemed
A-Class	(430,952)	(749,545)
C-Class	(235,520)	(536,530)
H-Class	(6,759,560)	(3,185,268)
Net increase (decrease) in shares	(551,929)	556,550

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

JAPAN 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$23.29	$19.31	$17.39	$15.45	$14.95	$16.49
Income (loss) from investment operations:
Net investment income (loss)[b]	(.14)	(.25)	(.31)	(.20)	(.22)	(.24)
Net gain (loss) on investments (realized and unrealized)	(3.65)	4.23	2.23	2.14	.72	(1.30)
Total from investment operations	(3.79)	3.98	1.92	1.94	.50	(1.54)
Net asset value, end of period	$19.50	$23.29	$19.31	$17.39	$15.45	$14.95

Total Return[c]	(16.27%)	20.61%	11.04%	12.56%	3.34%	(9.34%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$776	$447	$624	$2,025	$1,428	$5,931
Ratios to average net assets:
Net investment income (loss)	(1.19%)	(1.27%)	(1.50%)	(1.40%)	(1.49%)	(1.45%)
Total expenses[d]	1.48%	1.54%	1.52%	1.51%	1.51%	1.55%
Portfolio turnover rate	304%	405%	—	—	—	—

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$22.23	$18.49	$16.76	$14.99	$14.60	$16.23
Income (loss) from investment operations:
Net investment income (loss)[b]	(.22)	(.39)	(.43)	(.29)	(.31)	(.31)
Net gain (loss) on investments (realized and unrealized)	(3.47)	4.13	2.16	2.06	.70	(1.32)
Total from investment operations	(3.69)	3.74	1.73	1.77	.39	(1.63)
Net asset value, end of period	$18.54	$22.23	$18.49	$16.76	$14.99	$14.60

Total Return[c]	(16.60%)	20.23%	10.32%	11.81%	2.67%	(10.04%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$205	$317	$104	$246	$140	$189
Ratios to average net assets:
Net investment income (loss)	(1.92%)	(2.04%)	(2.25%)	(2.15%)	(2.23%)	(2.18%)
Total expenses[d]	2.23%	2.30%	2.27%	2.25%	2.26%	2.29%
Portfolio turnover rate	304%	405%	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

JAPAN 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$23.38	$19.38	$17.44	$15.49	$14.98	$16.48
Income (loss) from investment operations:
Net investment income (loss)[b]	(.14)	(.26)	(.30)	(.20)	(.22)	(.23)
Net gain (loss) on investments (realized and unrealized)	(3.67)	4.26	2.24	2.15	.73	(1.27)
Total from investment operations	(3.81)	4.00	1.94	1.95	.51	(1.50)
Net asset value, end of period	$19.57	$23.38	$19.38	$17.44	$15.49	$14.98

Total Return[c]	(16.30%)	20.64%	11.12%	12.59%	3.40%	(9.10%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,974	$16,862	$3,104	$9,020	$4,574	$5,356
Ratios to average net assets:
Net investment income (loss)	(1.18%)	(1.28%)	(1.50%)	(1.40%)	(1.48%)	(1.44%)
Total expenses[d]	1.48%	1.54%	1.52%	1.50%	1.51%	1.54%
Portfolio turnover rate	304%	405%	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2015

STRENGTHENING DOLLAR 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The Fund’s current benchmark is 200% of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	May 25, 2005
C-Class	May 25, 2005
H-Class	May 25, 2005

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	21.7%
Guggenheim Strategy Fund II	21.0%
Total	42.7%

“Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
STRENGTHENING DOLLAR 2x STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 42.7%
Guggenheim Strategy Fund I1	254,789	$6,339,151
Guggenheim Strategy Fund II1	246,824	6,133,582
Total Mutual Funds
(Cost $12,471,021)		12,472,733

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 20.5%
Federal Home Loan Bank[2]
0.15% due 12/02/15	$3,000,000	2,999,433
0.36% due 06/01/16	3,000,000	2,994,816
Total Federal Home Loan Bank		5,994,249
Total Federal Agency Discount Notes
(Cost $5,991,905)		5,994,249

REPURCHASE AGREEMENTS††,3 - 54.2%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	9,096,712	9,096,712
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	3,481,922	3,481,922
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	3,267,736	3,267,736
Total Repurchase Agreements
(Cost $15,846,370)		15,846,370

Total Investments - 117.4%
(Cost $34,309,296)		$34,313,352
Other Assets & Liabilities, net - (17.4)%		(5,081,184)
Total Net Assets - 100.0%		$29,232,168

	Contracts	Unrealized Gain

CURRENCY FUTURES CONTRACTS PURCHASED†
December 2015 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $50,234,820)	521	$270,134

Units

OTC CURRENCY INDEX SWAP AGREEMENTS††
Goldman Sachs International November 2015 U.S. Dollar Index Swap, Terminating 11/16/15[4] (Notional Value $8,086,184)	83,948	$51,439

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 10.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 5.
[4]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

See Sector Classification in Other Information section.

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $5,991,905)	$5,994,249
Investments in affiliated issuers, at value (cost $12,471,021)	12,472,733
Repurchase agreements, at value (cost $15,846,370)	15,846,370
Total investments (cost $34,309,296)	34,313,352
Segregated cash with broker	1,890,822
Unrealized appreciation on swap agreements	51,439
Receivables:
Variation margin	222,467
Fund shares sold	79,064
Dividends	5,274
Interest	17
Total assets	36,562,435

Liabilities:
Payable for:
Securities purchased	7,005,274
Swap settlement	145,578
Fund shares redeemed	69,953
Management fees	19,516
Distribution and service fees	6,603
Transfer agent and administrative fees	5,421
Portfolio accounting fees	2,168
Miscellaneous	75,754
Total liabilities	7,330,267
Commitments and contingent liabilities (Note 12)	—
Net assets	$29,232,168

Net assets consist of:
Paid in capital	$38,253,441
Accumulated net investment loss	(951,131)
Accumulated net realized loss on investments	(8,395,771)
Net unrealized appreciation on investments	325,629
Net assets	$29,232,168

A-Class:
Net assets	$4,616,342
Capital shares outstanding	88,487
Net asset value per share	$52.17
Maximum offering price per share (Net asset value divided by 95.25%)	$54.77

C-Class:
Net assets	$1,941,992
Capital shares outstanding	40,411
Net asset value per share	$48.06

H-Class:
Net assets	$22,673,834
Capital shares outstanding	436,384
Net asset value per share	$51.96

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends from securities of affiliated issuers	$195,696
Interest	14,946
Total investment income	210,642

Expenses:
Management fees	372,679
Transfer agent and administrative fees	103,522
Distribution and service fees:
A-Class	9,400
C-Class	12,603
H-Class	90,971
Portfolio accounting fees	41,409
Registration fees	38,658
Custodian fees	5,327
Trustees’ fees*	3,677
Line of credit fees	1,704
Miscellaneous	25,859
Total expenses	705,809
Net investment loss	(495,167)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,673
Investments in affiliated issuers	63,623
Swap agreements	29,057
Futures contracts	(16,661,913)
Net realized loss	(16,567,560)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(33,845)
Investments in affiliated issuers	(31,930)
Swap agreements	(1,913,017)
Futures contracts	3,422,494
Net change in unrealized appreciation (depreciation)	1,443,702
Net realized and unrealized loss	(15,123,858)
Net decrease in net assets resulting from operations	$(15,619,025)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(495,167)	$(1,079,027)
Net realized gain (loss) on investments	(16,567,560)	42,278,489
Net change in unrealized appreciation (depreciation) on investments	1,443,702	(1,273,849)
Net increase (decrease) in net assets resulting from operations	(15,619,025)	39,925,613

Capital share transactions:
Proceeds from sale of shares
A-Class	32,502,233	67,660,509
C-Class	8,200,083	13,335,647
H-Class	290,410,171	803,295,701
Cost of shares redeemed
A-Class	(41,780,532)	(61,334,808)
C-Class	(9,829,772)	(12,659,892)
H-Class	(412,349,527)	(687,933,691)
Net increase (decrease) from capital share transactions	(132,847,344)	122,363,466
Net increase (decrease) in net assets	(148,466,369)	162,289,079

Net assets:
Beginning of period	177,698,537	15,409,458
End of period	$29,232,168	$177,698,537
Accumulated net investment loss at end of period	$(951,131)	$(455,964)

Capital share activity:
Shares sold
A-Class	613,873	1,496,935
C-Class	167,198	313,093
H-Class	5,461,923	17,612,624
Shares redeemed
A-Class	(808,185)	(1,306,603)
C-Class	(201,200)	(297,401)
H-Class	(7,872,559)	(15,021,156)
Net increase (decrease) in shares	(2,638,950)	2,797,492

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STRENGTHENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]	Year Ended March 31, 2011[e]
Per Share Data
Net asset value, beginning of period	$55.75	$38.36	$42.75	$40.35	$40.39	$49.15
Income (loss) from investment operations:
Net investment income (loss)[b]	(.31)	(.56)	(.69)	(.63)	(.66)	(.75)
Net gain (loss) on investments (realized and unrealized)	(3.27)	17.95	(3.70)	3.03	.62	(8.01)
Total from investment operations	(3.58)	17.39	(4.39)	2.40	(.04)	(8.76)
Net asset value, end of period	$52.17	$55.75	$38.36	$42.75	$40.35	$40.39

Total Return[c]	(6.42%)	45.33%	(10.27%)	5.95%	(0.07%)	(17.83%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,616	$15,765	$3,547	$10,427	$6,875	$6,115
Ratios to average net assets:
Net investment income (loss)	(1.18%)	(1.19%)	(1.72%)	(1.53%)	(1.62%)	(1.55%)
Total expenses[d]	1.68%	1.68%	1.74%	1.66%	1.68%	1.71%
Portfolio turnover rate	145%	299%	—	—	—	—

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]	Year Ended March 31, 2011[e]
Per Share Data
Net asset value, beginning of period	$51.55	$35.74	$40.15	$38.14	$38.48	$47.21
Income (loss) from investment operations:
Net investment income (loss)[b]	(.47)	(.81)	(.94)	(.90)	(.90)	(1.05)
Net gain (loss) on investments (realized and unrealized)	(3.02)	16.62	(3.47)	2.91	.56	(7.68)
Total from investment operations	(3.49)	15.81	(4.41)	2.01	(.34)	(8.73)
Net asset value, end of period	$48.06	$51.55	$35.74	$40.15	$38.14	$38.48

Total Return[c]	(6.77%)	44.24%	(10.96%)	5.27%	(0.94%)	(18.49%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,942	$3,836	$2,099	$3,530	$4,091	$4,028
Ratios to average net assets:
Net investment income (loss)	(1.90%)	(1.96%)	(2.48%)	(2.29%)	(2.36%)	(2.29%)
Total expenses[d]	2.44%	2.44%	2.50%	2.42%	2.44%	2.46%
Portfolio turnover rate	145%	299%	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

STRENGTHENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[e]	Year Ended March 28, 2013[e]	Year Ended March 31, 2012[e]	Year Ended March 31, 2011[e]
Per Share Data
Net asset value, beginning of period	$55.53	$38.21	$42.60	$40.17	$40.20	$48.92
Income (loss) from investment operations:
Net investment income (loss)[b]	(.31)	(.56)	(.69)	(.63)	(.66)	(.75)
Net gain (loss) on investments (realized and unrealized)	(3.26)	17.88	(3.70)	3.06	.63	(7.97)
Total from investment operations	(3.57)	17.32	(4.39)	2.43	(.03)	(8.72)
Net asset value, end of period	$51.96	$55.53	$38.21	$42.60	$40.17	$40.20

Total Return[c]	(6.43%)	45.33%	(10.31%)	6.05%	(0.07%)	(17.84%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,674	$158,098	$9,764	$11,979	$21,982	$20,733
Ratios to average net assets:
Net investment income (loss)	(1.17%)	(1.19%)	(1.72%)	(1.53%)	(1.62%)	(1.55%)
Total expenses[d]	1.68%	1.68%	1.74%	1.66%	1.69%	1.72%
Portfolio turnover rate	145%	299%	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse share split — Per share amounts for the periods presented through February 7, 2014 have been restated to reflect a 1:3 reverse share split effective February 7, 2014.

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2015

WEAKENING DOLLAR 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	May 25, 2005
C-Class	May 25, 2005
H-Class	May 25, 2005

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	23.7%
Guggenheim Strategy Fund I	21.0%
Total	44.7%

“Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
WEAKENING DOLLAR 2x STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 44.6%
Guggenheim Strategy Fund II1	73,766	$1,833,074
Guggenheim Strategy Fund I1	65,074	1,619,043
Total Mutual Funds
(Cost $3,453,855)		3,452,117

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 6.5%
Freddie Mac[2]
0.15% due 12/04/15	$500,000	499,902
Total Federal Agency Discount Notes
(Cost $499,867)		499,902

REPURCHASE AGREEMENTS††,3 - 54.0%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	2,392,869	2,392,869
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	915,912	915,912
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	859,570	859,570
Total Repurchase Agreements
(Cost $4,168,351)		4,168,351

Total Investments - 105.1%
(Cost $8,122,073)		$8,120,370
Other Assets & Liabilities, net - (5.1)%		(396,692)
Total Net Assets - 100.0%		$7,723,678

	Contracts	Unrealized Loss

CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2015 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $12,823,860)	133	$(28,136)

Units

OTC CURRENCY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International November 2015 U.S. Dollar Index Swap, Terminating 11/16/15[4] (Notional Value $2,656,559)	27,580	$(11,035)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 10.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 5.
[4]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

See Sector Classification in Other Information section.

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $499,867)	$499,902
Investments in affiliated issuers, at value (cost $3,453,855)	3,452,117
Repurchase agreements, at value (cost $4,168,351)	4,168,351
Total investments (cost $8,122,073)	8,120,370
Segregated cash with broker	489,331
Receivables:
Fund shares sold	300,212
Dividends	1,692
Swap settlement	1,519
Interest	4
Total assets	8,913,128

Liabilities:
Unrealized depreciation on swap agreements	11,035
Payable for:
Securities purchased	1,001,698
Fund shares redeemed	104,185
Variation margin	55,983
Management fees	5,344
Distribution and service fees	1,822
Transfer agent and administrative fees	1,485
Portfolio accounting fees	594
Miscellaneous	7,304
Total liabilities	1,189,450
Commitments and contingent liabilities (Note 12)	—
Net assets	$7,723,678

Net assets consist of:
Paid in capital	$25,578,479
Accumulated net investment loss	(36,133)
Accumulated net realized loss on investments	(17,777,794)
Net unrealized depreciation on investments	(40,874)
Net assets	$7,723,678

A-Class:
Net assets	$2,837,065
Capital shares outstanding	231,771
Net asset value per share	$12.24
Maximum offering price per share (Net asset value divided by 95.25%)	$12.85

C-Class:
Net assets	$888,954
Capital shares outstanding	79,430
Net asset value per share	$11.19

H-Class:
Net assets	$3,997,659
Capital shares outstanding	327,264
Net asset value per share	$12.22

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends from securities of affiliated issuers	$12,418
Interest	742
Total investment income	13,160

Expenses:
Management fees	25,435
Transfer agent and administrative fees	7,066
Distribution and service fees:
A-Class	1,492
C-Class	2,345
H-Class	4,987
Portfolio accounting fees	2,826
Custodian fees	326
Trustees’ fees*	177
Miscellaneous	4,640
Total expenses	49,294
Net investment loss	(36,134)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(1,953)
Swap agreements	46,883
Futures contracts	(14,798)
Net realized gain	30,132
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(586)
Investments in affiliated issuers	(1,738)
Swap agreements	(17,934)
Futures contracts	(80,748)
Net change in unrealized appreciation (depreciation)	(101,006)
Net realized and unrealized loss	(70,874)
Net decrease in net assets resulting from operations	$(107,008)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

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WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(36,134)	$(87,166)
Net realized gain (loss) on investments	30,132	(2,630,844)
Net change in unrealized appreciation (depreciation) on investments	(101,006)	110,616
Net decrease in net assets resulting from operations	(107,008)	(2,607,394)

Capital share transactions:
Proceeds from sale of shares
A-Class	5,410,335	13,033,004
C-Class	4,964,621	1,510,966
H-Class	26,952,817	51,409,264
Cost of shares redeemed
A-Class	(2,985,461)	(13,313,243)
C-Class	(4,201,996)	(1,961,174)
H-Class	(26,631,186)	(51,148,755)
Net increase (decrease) from capital share transactions	3,509,130	(469,938)
Net increase (decrease) in net assets	3,402,122	(3,077,332)

Net assets:
Beginning of period	4,321,556	7,398,888
End of period	$7,723,678	$4,321,556
Accumulated net investment loss/Undistributed net investment income at end of period	$(36,133)	$1

Capital share activity:
Shares sold
A-Class	432,592	799,412
C-Class	431,688	119,140
H-Class	2,177,588	3,382,831
Shares redeemed
A-Class	(243,964)	(819,501)
C-Class	(367,293)	(153,809)
H-Class	(2,160,611)	(3,378,114)
Net increase (decrease) in shares	270,000	(50,041)

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WEAKENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$11.78	$17.86	$16.95	$18.95	$20.34	$17.98
Income (loss) from investment operations:
Net investment income (loss)[b]	(.08)	(.20)	(.30)	(.28)	(.33)	(.28)
Net gain (loss) on investments (realized and unrealized)	.54	(5.88)	1.21	(1.72)	(1.06)	2.64
Total from investment operations	.46	(6.08)	.91	(2.00)	(1.39)	2.36
Net asset value, end of period	$12.24	$11.78	$17.86	$16.95	$18.95	$20.34

Total Return[c]	3.90%	(34.04%)	5.37%	(10.55%)	(6.83%)	13.13%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,837	$508	$1,129	$1,346	$2,881	$5,576
Ratios to average net assets:
Net investment income (loss)	(1.25%)	(1.23%)	(1.73%)	(1.53%)	(1.62%)	(1.54%)
Total expenses[d]	1.69%	1.70%	1.75%	1.65%	1.70%	1.71%
Portfolio turnover rate	125%	219%	—	—	—	—

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$10.81	$16.51	$15.79	$17.79	$19.23	$17.12
Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)	(.29)	(.40)	(.38)	(.44)	(.39)
Net gain (loss) on investments (realized and unrealized)	.49	(5.41)	1.12	(1.62)	(1.00)	2.50
Total from investment operations	.38	(5.70)	.72	(2.00)	(1.44)	2.11
Net asset value, end of period	$11.19	$10.81	$16.51	$15.79	$17.79	$19.23

Total Return[c]	3.52%	(34.52%)	4.56%	(11.24%)	(7.49%)	12.32%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$889	$163	$821	$1,687	$2,826	$3,963
Ratios to average net assets:
Net investment income (loss)	(1.95%)	(1.94%)	(2.49%)	(2.27%)	(2.36%)	(2.29%)
Total expenses[d]	2.43%	2.46%	2.52%	2.39%	2.44%	2.46%
Portfolio turnover rate	125%	219%	—	—	—	—

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WEAKENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$11.77	$17.83	$16.93	$18.93	$20.32	$17.96
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.19)	(.30)	(.27)	(.32)	(.28)
Net gain (loss) on investments (realized and unrealized)	.52	(5.87)	1.20	(1.73)	(1.07)	2.64
Total from investment operations	.45	(6.06)	.90	(2.00)	(1.39)	2.36
Net asset value, end of period	$12.22	$11.77	$17.83	$16.93	$18.93	$20.32

Total Return[c]	3.82%	(33.99%)	5.32%	(10.57%)	(6.84%)	13.14%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,998	$3,651	$5,449	$10,058	$13,551	$23,432
Ratios to average net assets:
Net investment income (loss)	(1.21%)	(1.20%)	(1.74%)	(1.52%)	(1.61%)	(1.54%)
Total expenses[d]	1.68%	1.70%	1.76%	1.64%	1.69%	1.71%
Portfolio turnover rate	125%	219%	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each fund separately.

The Trust offers a combination of eight separate classes of shares: Investor Class shares, Advisor Class shares, A-Class shares, C-Class shares, H-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. At September 30, 2015, the Trust consisted of fifty-two funds.

This report covers the S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund, S&P SmallCap 600® Pure Value Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund (the “Funds”), each a non-diversified investment company. Only A-Class, C-Class and H-Class shares had been issued by the Funds.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Funds is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the broker quote.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

C. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

E. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

F. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

G. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

H. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

I. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

J. Under the Funds’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of its investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Index Exposure - the use of an instrument to obtain exposure to a listed or other type of index.

Leverage - gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity - the ability to buy or sell exposure with little price/market impact.

For those Funds whose investment strategy consistently involves applying leverage, the value of the Funds’ shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Funds’ use of leverage, through borrowings or instruments such as derivatives, may cause the Funds to be more volatile and riskier than if they had not been leveraged.

The following Funds utilized derivatives for the following purposes:

Fund	Index Exposure	Liquidity	Leverage
Europe 1.25x Strategy Fund	x	x	x
Japan 2x Strategy Fund	x	x	x
Strengthening Dollar 2x Strategy Fund	x	x	x
Weakening Dollar 2x Strategy Fund	x	x	x

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Currency swaps enable a Fund to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involves the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Fund may be at risk due to the counterparty’s inability to perform.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including: (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as restricted cash on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the volume of derivative instruments for the period ended September 30, 2015:

	Average Notional
Fund	Long	Short
Europe 1.25x Strategy Fund*	$6,551,129	$—
Japan 2x Strategy Fund*	20,747,775	—
Strengthening Dollar 2x Strategy Fund	188,866,887	—
Weakening Dollar 2x Strategy Fund	—	11,861,344

*

These Funds utilize a combination of currency and/or financial derivatives to obtain exposure to their benchmark. The gross derivative instrument exposure is $13,188,023 and $41,533,103 for the Europe 1.25x Strategy Fund and the Japan 2x Strategy Fund, respectively.

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2015:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Currency contracts	Variation margin	Variation margin
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2015:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Futures Currency Contracts*	Swaps Currency Contracts	Total Value at September 30, 2015
Japan 2x Strategy Fund	$—	$32,803	$—	$32,803
Strengthening Dollar 2x Strategy Fund	—	270,134	51,439	321,573

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Futures Currency Contracts*	Swaps Currency Contracts	Total Value at September 30, 2015
Europe 1.25x Strategy Fund	$36,486	$9,232	$—	$45,718
Japan 2x Strategy Fund	158,719	—	—	158,719
Weakening Dollar 2x Strategy Fund	—	28,136	11,035	39,171

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended September 30, 2015:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency contracts	Net realized gain (loss) on futures contracts
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on futures contracts
Net change in unrealized appreciation (depreciation) on swap agreements

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended September 30, 2015:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Futures Currency Contracts	Swaps Currency Contracts	Total
Europe 1.25x Strategy Fund	$(4,021,616)	$1,609,125	$—	$(2,412,491)
Japan 2x Strategy Fund	(1,732,671)	(399,579)	—	(2,132,250)
Strengthening Dollar 2x Strategy Fund		(16,661,913)	29,057	(16,632,856)
Weakening Dollar 2x Strategy Fund	—	(14,798)	46,883	32,085

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Futures Currency Contracts	Swaps Currency Contracts	Total
Europe 1.25x Strategy Fund	$55,222	$60,094	$—	$115,316
Japan 2x Strategy Fund	(95,702)	(43,786)	—	(139,488)
Strengthening Dollar 2x Strategy Fund	—	3,422,494	(1,913,017)	1,509,477
Weakening Dollar 2x Strategy Fund	—	(80,748)	(17,934)	(98,682)

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at their annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
S&P 500® Pure Growth Fund	0.75%
S&P 500® Pure Value Fund	0.75%
S&P MidCap 400® Pure Growth Fund	0.75%
S&P MidCap 400® Pure Value Fund	0.75%
S&P SmallCap 600® Pure Growth Fund	0.75%
S&P SmallCap 600® Pure Value Fund	0.75%
Europe 1.25x Strategy Fund	0.90%
Japan 2x Strategy Fund	0.75%
Strengthening Dollar 2x Strategy Fund	0.90%
Weakening Dollar 2x Strategy Fund	0.90%

RFS provides transfer agent and administrative services to the Funds for fees calculated at the annualized rate of 0.25% based on the average daily net assets of each Fund.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund.

Fund Accounting Fees	(as a % of Net Assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended September 30, 2015, GFD retained sales charges of $203,762 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table summarizes the inputs used to value the Funds’ investments at September 30, 2015, see the Schedule of Investments for more details on the classification of securities:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
S&P 500® Pure Growth Fund	$163,079,891	$—	$968,539	$—	$—	$164,048,430
S&P 500® Pure Value Fund	55,913,380	—	163,793	—	—	56,077,173
S&P MidCap 400® Pure Growth Fund	173,640,798	—	1,096,208	—	—	174,737,006
S&P MidCap 400® Pure Value Fund	6,441,176	—	43,204	—	—	6,484,380
S&P SmallCap 600® Pure Growth Fund	37,678,065	—	489,318	—	—	38,167,383
S&P SmallCap 600® Pure Value Fund	10,053,286	—	66,473	—	—	10,119,759
Europe 1.25x Strategy Fund	4,187,212	—	1,645,835	—	—	5,833,047
Japan 2x Strategy Fund	1,327,535	32,803	1,764,458	—	—	3,124,796
Strengthening Dollar 2x Strategy Fund	12,472,733	270,134	21,840,619	51,439	—	34,634,925
Weakening Dollar 2x Strategy Fund	3,452,117	—	4,668,253	—	—	8,120,370

Liabilities
Europe 1.25x Strategy Fund	$—	$9,232	$—	$36,486	$—	$45,718
Japan 2x Strategy Fund	—	158,719	—	—	—	158,719
Weakening Dollar 2x Strategy Fund	—	28,136	—	11,035	—	39,171

*	Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended September 30, 2015, there were no transfers between levels.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2015, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			U.S. Treasury Strips
0.04%			0.00%
Due 10/01/15	$415,000,000	$415,000,461	05/15/40	$877,378,500	$423,300,031

Royal Bank of Canada Capital Markets			U.S. Treasury Note
0.03%			1.75%
Due 10/01/15	158,848,348	158,848,480	05/15/23	161,563,300	162,025,380

UMB Financial Corp.			U.S. Treasury Notes
0.04%			1.00% - 3.25%
Due 10/01/15	149,076,968	149,077,134	09/30/16 - 12/31/16	147,857,500	152,058,562

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Portfolio Securities Loaned

During the period ended September 30, 2015, certain Funds lent their securities to approved brokers to earn additional income. Security lending income shown on the Statement of Operations is net of rebates paid to borrowers and earnings on cash collateral investments shared with the lending agent. As of September 30, 2015, all Funds had ceased participation in securities lending.

7. Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Strengthening Dollar 2x Strategy Fund	Swap currency contracts	$51,439	$—	$51,439	$—	$—	$51,439

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Weakening Dollar 2x Strategy Fund	Swap currency contracts	$11,035	$—	$11,035	$—	$—	$11,035

[1]	Exchange-traded futures are excluded from these reported amounts.

8. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At September 30, 2015, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund Name	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
S&P 500® Pure Growth Fund	$155,046,039	$16,553,837	$(7,551,446)	$9,002,391
S&P 500® Pure Value Fund	58,463,473	1,123,320	(3,509,619)	(2,386,299)
S&P MidCap 400® Pure Growth Fund	165,329,631	21,522,437	(12,115,062)	9,407,375
S&P MidCap 400® Pure Value Fund	6,701,316	253,531	(470,466)	(216,935)
S&P SmallCap 600® Pure Growth Fund	38,571,710	2,543,414	(2,947,741)	(404,327)
S&P SmallCap 600® Pure Value Fund	11,304,372	—	(1,184,613)	(1,184,613)
Europe 1.25x Strategy Fund	6,047,982	40,385	(255,320)	(214,935)
Japan 2x Strategy Fund	3,094,029	—	(2,036)	(2,036)
Strengthening Dollar 2x Strategy Fund	34,309,296	5,527	(1,471)	4,056
Weakening Dollar 2x Strategy Fund	8,122,073	44	(1,747)	(1,703)

9. Securities Transactions

For the period ended September 30, 2015, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
S&P 500® Pure Growth Fund	$183,852,651	$158,065,130
S&P 500® Pure Value Fund	96,158,906	102,673,219
S&P MidCap 400® Pure Growth Fund	94,224,648	97,116,722
S&P MidCap 400® Pure Value Fund	21,305,976	27,149,172
S&P SmallCap 600® Pure Growth Fund	83,006,768	98,008,143
S&P SmallCap 600® Pure Value Fund	28,231,854	32,145,779
Europe 1.25x Strategy Fund	46,189,880	45,700,901
Japan 2x Strategy Fund	9,816,055	9,900,000
Strengthening Dollar 2x Strategy Fund	45,445,614	84,800,000
Weakening Dollar 2x Strategy Fund	4,912,424	2,800,000

10. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2014 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at http://www.sec.gov/Archives/edgar/data/1601445/000089180414001107/gug60774-ncsr.htm.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Transactions during the period ended September 30, 2015 in which the portfolio company is an “affiliated person” are as follows:

Affiliated issuers by Fund	Value 03/31/15	Additions	Reductions	Value 09/30/15	Shares 09/30/15	Investment Income	Realized Gain (Loss)
Europe 1.25x Strategy Fund
Guggenheim Strategy Fund I	$—	$15,612,591	$(15,100,000)	$576,039	23,153	$12,591	$71

Japan 2x Strategy Fund
Guggenheim Strategy Fund I	—	9,816,055	(9,900,000)	1,327,535	53,358	16,064	3,000

Strengthening Dollar 2x Strategy Fund
Guggenheim Strategy Fund I	—	31,332,364	(51,500,000)	6,339,151	254,789	82,481	42,553
Guggenheim Strategy Fund II	25,333,425	14,113,250	(33,300,000)	6,133,582	246,824	113,215	21,070
	25,333,425	45,445,614	(84,800,000)	12,472,733		195,696	63,623

Weakening Dollar 2x Strategy Fund
Guggenheim Strategy Fund I	—	2,454,678	(1,500,000)	1,619,043	65,074	4,671	(846)
Guggenheim Strategy Fund II	—	2,457,746	(1,300,000)	1,833,074	73,766	7,747	(1,107)
	—	4,912,424	(2,800,000)	3,452,117		12,418	(1,953)

11. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 12, 2016. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended September 30, 2015. The Funds did not have any borrowings under this agreement at September 30, 2015.

The average daily balances borrowed for the period ended September 30, 2015, were as follows:

Fund	Average Daily Balance
S&P 500® Pure Growth Fund	$77,459
S&P 500® Pure Value Fund	22,195
S&P Mid Cap 400® Growth Fund	74,836
S&P Mid Cap 400® Value Fund	3,179
S&P SmallCap 600® Pure Growth Fund	32,819
S&P SmallCap 600® Pure Value Fund	7,043
Europe 1.5x Strategy Fund	5,678
Japan 2x Strategy Fund	8,634
Strengthening Dollar 2x Strategy Fund	268,207

12. Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Series Funds has been named as a defendant in one of the SLCFC actions: Deutsche Bank Trust Co. Americas v. McGurn, No. 11-1510 (S.D.N.Y.). In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

The SLCFC appeals have been fully briefed, and oral argument in front of the U.S. Court of Appeals for the Second Circuit occurred on November 5, 2014. The Court has not yet issued a decision on the appeals.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Series Funds was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust action”).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

On April 7, 2014, the plaintiff filed a Third Amended Complaint. In the related action entitled Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adversary Proceeding No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust action”), the plaintiff also filed a Second Amended Complaint that alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer. A third related action against the former Lyondell shareholders, Weisfelner, as Trustee of the LB Creditor Trust v. Reichman, Adversary Proceeding No. 12-1570 (Bankr. S.D.N.Y.) (the “Reichman action”), is pending as well.

On May 8, 2014, the plaintiff in the Litigation Trust action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 30, 2014, the defendants filed a motion to dismiss these lawsuits. The Court held oral argument on the motion to dismiss and on the motion for class certification on January 14 and January 15, 2015. On September 15, 2015, the Court denied the motion for class certification without prejudice to the plaintiff’s right to file a renewed motion. The Court has not yet issued a decision on the motion to dismiss. Discovery has commenced in these lawsuits.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

These lawsuits do not allege any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,725,168; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $2,193,600; Global 130/30 Strategy Fund - $37,920; Hedged Equity Fund - $1,440; and Multi-Hedge Strategies Fund - $1,116,480. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Board Considerations in Approving the Continuation of the Investment Advisory Agreement

The Board of the Trust, including the Independent Trustees, attended an in-person meeting held on May 18, 2015, called for the purpose of, among other things, the consideration of, and voting on, the approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and the Advisor applicable to each series of the Trust except for the Dow Jones Industrial Average® Fund (each, a “Fund” and, collectively, the “Funds”). The Board unanimously approved the continuation of the Investment Advisory Agreement for an additional one-year period based on the Board’s review of qualitative and quantitative information provided by the Advisor. The Board had previously considered information pertaining to the renewal of the Investment Advisory Agreement at an in-person meeting held on April 28, 2015 (together, with the May 18 meeting, the “Meetings”).

Prior to reaching the conclusion to approve the continuation of the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. In addition, the Board received a memorandum from fund counsel regarding the responsibilities of the Board with respect to the approval of investment advisory agreements and participated in question and answer sessions with representatives of the Advisor. The Trustees also carefully considered information that they had received throughout the year as part of their regular oversight of the Funds. At the Meetings, the Board obtained and reviewed a wide variety of information, including certain comparative information regarding the Funds’ fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds (the “FUSE reports”). The Independent Trustees carefully evaluated this information, met in executive session outside the presence of fund management, and were advised by independent legal counsel with respect to their deliberations.

At the Meetings, the Board, including the Independent Trustees, evaluated a number of factors, including among others: (a) the nature, extent and quality of the Advisor’s investment advisory and other services; (b) the Advisor’s investment management personnel; (c) the Advisor’s operations and financial condition; (d) the Advisor’s brokerage practices (including any soft dollar arrangements) and the variety and complexity of its investment strategies; (e) a comparison of the Funds’ advisory fees to the advisory fees charged to comparable funds or accounts, giving special attention to the existence of economies of scale and the absence of breakpoints in these fees and the Advisor’s rationale for not providing for breakpoints at this point in time; (f) each Fund’s overall fees and operating expenses compared with those of similar

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

OTHER INFORMATION (Unaudited)(continued)

funds; (g) the level of the Advisor’s profitability from its Fund-related operations; (h) the Advisor’s compliance processes and systems; (i) the Advisor’s compliance policies and procedures; (j) the Advisor’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with that of similar funds and/or appropriate benchmarks. In its deliberations, the Trustees did not identify any single piece of information that was all-important or controlling, noting that each Trustee could attribute different weights to the various factors considered.

Based on the Board’s deliberations at the Meetings, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Advisor’s fees are reasonable in light of the services that it provides to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreement based upon the following considerations, among others:

●

Nature, Extent and Quality of Services Provided by the Advisor. The Board evaluated, among other things, the Advisor’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of its investment strategies, brokerage practices, and the adequacy of its compliance systems and processes. The Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by the Advisor for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Advisor’s representations to the Board that the Advisor would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and whether these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs. Based on the foregoing, the Trustees determined that the approval of the Investment Advisory Agreement would enable shareholders of the Funds to receive high quality services at a cost that was appropriate and reasonable.

●

Fund Expenses and Performance of the Funds and the Advisor. The Board reviewed statistical information provided by the Advisor regarding the expense ratio components and performance of each Fund. The Advisor engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare reports to help the Board compare the Funds’ fees, expenses, and total return performance with those of a peer group and peer universe of funds selected by FUSE. In the reports, each Fund’s expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses, are compared to those of other funds with shared key characteristics (e.g., asset size, fee structure, sector or industry investment focus) determined by FUSE to comprise a Fund’s applicable peer group. The Board also considered the Advisor’s representation that it found the peer groups compiled by FUSE to be appropriate. The statistical information related to the performance of each Fund included three month and one-, three-, and five-year performance for the Fund compared to that of its peers. Based on the foregoing, the Board determined that the proposed advisory fees paid by the Funds are reasonable in relation to the nature and quality of the services provided by the Advisor.

●

Costs of Services Provided to the Funds and Profits Realized by the Advisor and its Affiliates. The Board reviewed information about the profitability of the Funds to the Advisor based on the advisory fees payable under the current Investment Advisory Agreement for the last calendar year. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to the Advisor, and reviewed the FUSE reports. The Board also reviewed information regarding the direct revenue received by the Advisor and ancillary revenue, if any, received by the Advisor and/or its affiliates in connection with the services provided to the Funds by the Advisor and/or its affiliates. The Board considered information regarding the Advisor’s profit margin as reflected in the Advisor’s profitability analysis, as well as information provided by the Advisor concerning the methodology used to allocate various expenses among the individual Funds in determining the Advisor’s profitability. Based on the foregoing, the Board determined that the profit to the Advisor on the fees paid by the Funds is not excessive in view of the nature and quality of the services provided by the Advisor.

●

Economies of Scale. The Board considered the absence of breakpoints in the Advisor’s fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in the Funds’ asset levels. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex often increase and decrease significantly due to the unlimited trading that is permitted among

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(concluded)

most of the Funds in the complex, the Board concluded that the Funds have not yet achieved sufficient asset levels to realize meaningful economies of scale. The Board noted that it intends to continue to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

●

Other Benefits to the Advisor and/or its Affiliates. In addition to evaluating the Advisor’s services, the Board considered the nature and amount of other benefits to be received by the Advisor and its affiliates as a result of their relationship with the Fund, including any soft dollar usage by the Advisor and any intangible benefits. In particular, the Board considered the nature, extent, quality, and cost of certain administrative, distribution, and shareholder services performed by the Advisor’s affiliates under separate agreements and the Distribution and Shareholders Services Plan pursuant to Rule 12b-1 of the 1940 Act. In light of the costs of providing services pursuant to the separate agreements as well as the Advisor’s and its affiliates’ commitment to the Funds, the Board concluded the ancillary benefits the Advisor and its affiliates received were reasonable.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreement were reasonable, and that approval of the continuation of the Investment Advisory Agreement was in the best interests of the Funds and their shareholders.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	224

Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Corey A. Colehour (1945)	Trustee from 1993 to present; Member of the Audit Committee from 1994 to present; Member of the Governance Committee from 2014 to present; and Member of the Investment and Performance Committee from 2014 to present.	Retired.	133	None.
J. Kenneth Dalton (1941)	Trustee from 1995 to present; Chairman and Member of the Audit Committee from 1997 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	133	Epiphany Funds (4) (2009-present).
John O. Demaret (1940)	Vice Chairman of the Board from 2014 to present (Chairman of the Board from 2006 to 2014); Trustee and Member of the Audit Committee from 1997 to present; Chairman (since 2014) and Member of the Compliance and Risk Oversight Committee from 2010 to present; Chairman and Member of the Investment and Performance Committee from 2014 to present; and Member of the Nominating Committee from 2014 to present.	Retired.	133	None.

94 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES - concluded
Werner E. Keller (1940)	Chairman of the Board from 2014 to present (Vice Chairman of the Board from 2010 to 2014); Trustee and Member of the Audit Committee from 2005 to present; and Member of the Investment and Performance Committee from 2014 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	133	None.
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit Committee from 2005 to present; Member of the Nominating Committee from 2005 to present; and Member of the Governance Committee from 2007 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	133	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; Chairman and Member of the Nominating Committee from 2004 to present; Chairman and Member of the Governance Committee from 2007 to present; and Member of the Compliance and Risk Oversight Committee from 2014 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	133	None.

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).

Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

Michael P. Byrum (1970)	Vice President (1999-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 95

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009-present); Chief Executive Officer & President, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2006-2011).

Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Paul J. Davio (1972)	Assistant Treasurer (2014-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2006-present).

Former: Manager, Mutual Fund Administration, Guggenheim Investments (2003-2006).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

96 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 97

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

98 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

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9.30.2015

Rydex Funds Semi-Annual Report

Domestic Equity Fund
NASDAQ-100® Fund

ROTCF-SEMI-0915x0316	guggenheiminvestments.com

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
NASDAQ-100® FUND	8
NOTES TO FINANCIAL STATEMENTS	23
OTHER INFORMATION	42
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	47
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	52

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2015

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for one of our Rydex Funds. This report covers performance for the six-month period ended September 30, 2015.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, (“Guggenheim”) a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
October 31, 2015

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2015

At the end of the period, the underlying U.S. economy continued to maintain its strong footing. A market correction that began in August persisted through the end of the period; September and October are historically difficult times for the stock market, and by extension, risk assets of any kind, including credit.

Markets had been performing solidly for most of the period. Growth mid-year bounced back from a weather-induced slowdown in the first quarter, with GDP increasing 3.9% for the second quarter. The labor and housing markets continued to strengthen, and the drop in gas prices was acting as a tax cut, which was expected to increase consumer spending power going into the holiday season. Even though labor markets are moving toward full employment, questions remain about the viability of sustained economic expansion in the U.S. In particular, there is debate about the net effect of declining energy prices and a stronger dollar. These are both positive for the U.S. consumer, but low oil prices hurt the U.S. energy industry and a strong dollar is challenging for U.S. manufacturers. In addition, oil prices and the strong dollar exert a downward pressure on inflation, and a risk of deflation is a negative for the economy.

At the same time, currency devaluation, particularly in Japan and the euro zone, is putting pressure on countries to devalue to improve export competitiveness. Those countries slow to devalue, like China, are feeling economic pressure at home, driving down asset prices, and increasing deflationary pressures, escalating the risk of financial contagion abroad. China may have to devalue the renminbi further due to continued slowing in the economy. Combined with the tepid expansion in both Europe and Japan, the pressure will be for central banks there to increase easing measures.

The U.S. Federal Reserve (the Fed) is hard pressed to justify a rate increase based on its self-prescribed metrics, which include rising inflation and an improved employment situation with clearly rising wages. At best, policymakers can argue that the prospects for wage growth and inflation are improving, but clear evidence is lacking.

A preemptive rate increase seems risky and opens the Fed to potential criticism given the fragility in financial markets and the prospect that rising U.S. rates could further strengthen the dollar and also potentially exacerbate foreign economic turbulence. While prices and wages remain tame, the risk of another asset bubble is increasing. The longer policy remains highly accommodative, the greater the likelihood that asset classes including commercial real estate, equities, or certain categories of bonds could become overvalued.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	September 30, 2015

At period end, the risk of financial contagion remained high, which could result in central banks providing additional liquidity or delaying rate increases. Use of the monetary printing press is a handy tool to prop up asset prices and temporarily spur economic growth, which is the main reason a recession does not appear to be on the horizon for either the G-7 nations or China. It’s also worth noting that there has never been a recession in the post-war period without the Fed first raising interest rates, after which it typically takes several years for a recession to be induced.

For the six months ended September 30, 2015, the Standard & Poor’s 500® (“S&P 500”) Index* returned -6.18%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned -8.66%. The return of the MSCI Emerging Markets Index* was -19.28%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a -0.47% return for the period, while the Barclays U.S. Corporate High Yield Index* returned -4.85%. The return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.02% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar (“USD”)-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2015 and ending September 30, 2015.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
NASDAQ-100® Fund
Investor Class	1.24%	(3.47%)	$ 1,000.00	$ 965.30	$ 6.11
Advisor Class	1.63%	(3.64%)	1,000.00	963.60	8.02
A-Class	1.49%	(3.62%)	1,000.00	963.80	7.34
C-Class	2.24%	(3.94%)	1,000.00	960.60	11.01
H-Class	1.48%	(3.66%)	1,000.00	963.40	7.28

Table 2. Based on hypothetical 5% return (before expenses)
NASDAQ-100® Fund
Investor Class	1.24%	5.00%	$ 1,000.00	$ 1,018.85	$ 6.28
Advisor Class	1.63%	5.00%	1,000.00	1,016.90	8.24
A-Class	1.49%	5.00%	1,000.00	1,017.60	7.54
C-Class	2.24%	5.00%	1,000.00	1,013.84	11.31
H-Class	1.48%	5.00%	1,000.00	1,017.65	7.49

[1]	Annualized and excludes expenses of the underlying funds in which the Fund invests.
[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2015 to September 30, 2015.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

FUND PROFILE (Unaudited)	September 30, 2015

NASDAQ-100® FUND

OBJECTIVE: Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The Fund’s current benchmark is the NASDAQ-100 Index® (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)(concluded)	September 30, 2015

Inception Dates:
Investor Class	February 14, 1994
Advisor Class	September 22, 1998
A-Class	March 31, 2004
C-Class	March 26, 2001
H-Class	September 18, 2014

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	21.4%
Apple, Inc.	7.7%
Guggenheim Strategy Fund II	5.6%
Microsoft Corp.	4.3%
Amazon.com, Inc.	2.9%
Google, Inc. — Class C	2.6%
Facebook, Inc. — Class A	2.5%
Google, Inc. — Class A	2.3%
Gilead Sciences, Inc.	1.8%
Intel Corp.	1.8%
Top Ten Total	52.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
NASDAQ-100® FUND

	Shares	Value

COMMON STOCKS† - 58.4%

Technology - 22.0%
Apple, Inc.	559,877	$61,754,434
Microsoft Corp.	785,220	34,753,837
Intel Corp.	466,735	14,067,392
QUALCOMM, Inc.	154,256	8,288,175
Texas Instruments, Inc.	100,768	4,990,031
Adobe Systems, Inc.*	48,857	4,017,022
Cognizant Technology Solutions Corp. — Class A*	59,842	3,746,708
Avago Technologies Ltd.	25,499	3,187,630
Broadcom Corp. — Class A	54,881	2,822,530
Intuit, Inc.	27,064	2,401,930
Activision Blizzard, Inc.	71,573	2,210,889
NXP Semiconductor N.V.*	24,716	2,152,022
Electronic Arts, Inc.*	30,606	2,073,557
Cerner Corp.*	33,878	2,031,325
Fiserv, Inc.*	23,030	1,994,628
Western Digital Corp.	22,620	1,796,933
Analog Devices, Inc.	30,796	1,737,202
Applied Materials, Inc.	117,873	1,731,554
Paychex, Inc.	35,462	1,689,055
Micron Technology, Inc.*	106,369	1,593,408
Skyworks Solutions, Inc.	18,726	1,576,916
Altera Corp.	29,696	1,487,176
Check Point Software Technologies Ltd.*	17,756	1,408,583
Seagate Technology plc	29,653	1,328,454
NVIDIA Corp.	52,918	1,304,429
Akamai Technologies, Inc.*	17,534	1,210,898
CA, Inc.	43,326	1,182,800
Citrix Systems, Inc.*	15,777	1,093,031
SanDisk Corp.	20,071	1,090,457
Xilinx, Inc.	25,394	1,076,706
Lam Research Corp.	15,530	1,014,575
Autodesk, Inc.*	22,208	980,261
Linear Technology Corp.	23,539	949,799
NetApp, Inc.	29,461	872,046
KLA-Tencor Corp.	15,466	773,300
Total Technology		176,389,693

Communications - 19.1%
Amazon.com, Inc.*	45,918	23,504,965
Google, Inc. — Class C*	33,766	20,543,910
Facebook, Inc. — Class A*	221,855	19,944,765
Google, Inc. — Class A*	28,460	18,168,010
Cisco Systems, Inc.	499,318	13,107,098
Comcast Corp. — Class A	207,624	11,809,652
Priceline Group, Inc.*	4,978	6,157,089
Netflix, Inc.*	41,824	4,318,746
Baidu, Inc. ADR*	27,201	3,737,689
Twenty-First Century Fox, Inc. — Class A	119,868	3,234,038
eBay, Inc.*	119,602	2,923,073
Yahoo!, Inc.*	92,423	2,671,949
Liberty Global plc*	60,051	2,463,292
Twenty-First Century Fox, Inc. — Class B	78,396	2,122,180
JD.com, Inc. ADR*	79,581	2,073,881
Comcast Corp. — Class A	36,149	2,069,169
Sirius XM Holdings, Inc.*	522,621	1,954,603
Charter Communications, Inc. — Class A*	10,999	1,934,174
Viacom, Inc. — Class B	34,113	1,471,976
Symantec Corp.	67,170	1,307,800
DISH Network Corp. — Class A*	22,062	1,287,097
Vodafone Group plc ADR	39,139	1,242,272
Liberty Global plc — Class A*	24,791	1,064,526
TripAdvisor, Inc.*	12,890	812,328
Liberty Media Corp. — Class C*	21,950	756,397
VimpelCom Ltd. ADR	172,471	709,718
Discovery Communications, Inc. — Class C*	26,928	654,081
Liberty Ventures*	13,225	533,629
Discovery Communications, Inc. — Class A*	14,658	381,548
Liberty Media Corp. — Class A*	10,021	357,950
Liberty Global plc LiLAC — Class C*	3,022	103,473

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
NASDAQ-100® FUND

	Shares	Value

Liberty Global plc LiLAC — Class A*	1,239	$41,742
Total Communications		153,462,820

Consumer, Non-cyclical - 11.1%
Gilead Sciences, Inc.	144,085	14,147,707
Amgen, Inc.	74,443	10,296,956
Kraft Heinz Co.	119,073	8,404,172
Celgene Corp.*	77,613	8,395,398
Biogen, Inc.*	23,088	6,737,309
Mondelez International, Inc. — Class A	158,194	6,623,583
Express Scripts Holding Co.*	66,341	5,370,967
Regeneron Pharmaceuticals, Inc.*	9,988	4,645,818
Automatic Data Processing, Inc.	45,732	3,675,024
Alexion Pharmaceuticals, Inc.*	22,203	3,472,327
Monster Beverage Corp.*	20,175	2,726,450
Vertex Pharmaceuticals, Inc.*	24,020	2,501,443
Illumina, Inc.*	14,206	2,497,699
Mylan N.V.*	48,259	1,942,907
Intuitive Surgical, Inc.*	3,634	1,670,114
BioMarin Pharmaceutical, Inc.*	15,816	1,665,741
Verisk Analytics, Inc. — Class A*	16,541	1,222,545
Whole Foods Market, Inc.	35,134	1,111,991
Henry Schein, Inc.*	8,188	1,086,711
Keurig Green Mountain, Inc.	15,125	788,618
Total Consumer, Non-cyclical		88,983,480

Consumer, Cyclical - 5.6%
Walgreens Boots Alliance, Inc.	107,237	8,911,395
Starbucks Corp.	145,715	8,282,441
Costco Wholesale Corp.	43,148	6,237,906
Tesla Motors, Inc.*	12,747	3,166,355
American Airlines Group, Inc.	65,957	2,561,110
O’Reilly Automotive, Inc.*	9,759	2,439,750
Ross Stores, Inc.	40,386	1,957,509
PACCAR, Inc.	34,850	1,818,125
Marriott International, Inc. — Class A	26,104	1,780,293
Dollar Tree, Inc.*	23,040	1,535,846
Tractor Supply Co.	13,334	1,124,322
Liberty Interactive Corporation QVC Group — Class A*	42,385	1,111,759
Fastenal Co.	28,488	1,042,946
Bed Bath & Beyond, Inc.*	16,650	949,383
Staples, Inc.	63,183	741,137
Mattel, Inc.	33,244	700,119
Wynn Resorts Ltd.	9,969	529,553
Total Consumer, Cyclical		44,889,949

Industrial - 0.6%
SBA Communications Corp. — Class A*	12,538	1,313,230
Stericycle, Inc.*	8,329	1,160,313
CH Robinson Worldwide, Inc.	13,922	943,633
Expeditors International of Washington, Inc.	18,571	873,766
Garmin Ltd.	18,746	672,606
Total Industrial		4,963,548

Total Common Stocks
(Cost $226,265,725)		468,689,490

MUTUAL FUNDS†,1 - 27.0%
Guggenheim Strategy Fund I	6,914,632	172,036,053
Guggenheim Strategy Fund II	1,810,986	45,002,990
Total Mutual Funds
(Cost $217,023,323)		217,039,043

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
NASDAQ-100® FUND

	Face Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 5.0%
Federal Home Loan Bank[2]
0.14% due 12/04/15	$21,500,000	$21,495,786
0.09% due 10/05/15	3,000,000	2,999,970
0.19% due 01/20/16	1,000,000	999,599
Total Federal Home Loan Bank		25,495,355
Fannie Mae[3]
0.14% due 01/06/16	15,000,000	14,994,750
Total Federal Agency Discount Notes
(Cost $40,488,182)		40,490,105

FEDERAL AGENCY NOTES†† - 3.6%
Federal Farm Credit Bank[2]
0.18% due 11/22/16[4]	10,000,000	9,999,180
0.18% due 08/01/17[4]	9,000,000	8,994,519
Total Federal Farm Credit Bank		18,993,699
Fannie Mae[3]
0.20% due 09/08/17	10,000,000	9,996,620
Total Federal Agency Notes
(Cost $29,002,106)		28,990,319

REPURCHASE AGREEMENTS††,5 - 2.3%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	10,571,850	10,571,850
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	4,046,556	4,046,556
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	3,797,637	3,797,637
Total Repurchase Agreements
(Cost $18,416,043)		18,416,043

Total Investments - 96.3%
(Cost $531,195,379)		$773,625,000
Other Assets & Liabilities, net - 3.7%		29,718,665
Total Net Assets - 100.0%		$803,343,665

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
December 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $58,105,010)	698	$(678,452)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc October 2015 NASDAQ-100 Index Swap, Terminating 10/30/15[6] (Notional Value $213,458,337)	51,054	$3,907,115
Goldman Sachs International October 2015 NASDAQ-100 Index Swap, Terminating 10/27/15[6] (Notional Value $45,422,180)	10,864	842,942
Credit Suisse Capital, LLC October 2015 NASDAQ-100 Index Swap, Terminating 10/27/15[6] (Notional Value $17,197,221)	4,113	(178,880)
(Total Notional Value $276,077,738)		$4,571,177

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2015
NASDAQ-100® FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 10.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Variable rate security. Rate indicated is rate effective at September 30, 2015.
[5]	Repurchase Agreements — See Note 5.
[6]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
NASDAQ-100® FUND

September 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $295,756,013)	$538,169,914
Investments in affiliated issuers, at value (cost $217,023,323)	217,039,043
Repurchase agreements, at value (cost $18,416,043)	18,416,043
Total investments (cost $531,195,379)	773,625,000
Segregated cash with broker	36,135,988
Unrealized appreciation on swap agreements	4,750,057
Receivables:
Securities sold	11,000,000
Fund shares sold	3,733,996
Variation margin	1,221,500
Dividends	304,926
Swap settlement	229,740
Interest	3,223
Foreign taxes reclaim	1,756
Total assets	831,006,186

Liabilities:
Overdraft due to custodian bank	8,296,195
Unrealized depreciation on swap agreements	178,880
Payable for:
Fund shares redeemed	17,835,674
Management fees	496,591
Securities purchased	201,550
Transfer agent and administrative fees	165,530
Distribution and service fees	48,953
Portfolio accounting fees	47,604
Miscellaneous	391,544
Total liabilities	27,662,521
Commitments and contingent liabilities (Note 12)	—
Net assets	$803,343,665

Net assets consist of:
Paid in capital	$422,623,751
Accumulated net investment loss	(1,592,584)
Accumulated net realized gain on investments	135,990,152
Net unrealized appreciation on investments	246,322,346
Net assets	$803,343,665

Investor Class:
Net assets	$642,692,320
Capital shares outstanding	26,233,313
Net asset value per share	$24.50

Advisor Class:
Net assets	$20,551,341
Capital shares outstanding	924,703
Net asset value per share	$22.22

A-Class:
Net assets	$98,943,612
Capital shares outstanding	4,317,235
Net asset value per share	$22.92
Maximum offering price per share (Net asset value divided by 95.25%)	$24.06

C-Class:
Net assets	$33,583,747
Capital shares outstanding	1,618,794
Net asset value per share	$20.75

H-Class:
Net assets	$7,572,645
Capital shares outstanding	330,796
Net asset value per share	$22.89

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (Unaudited)
NASDAQ-100® FUND

Period Ended September 30, 2015

Investment Income:
Dividends from securities of unaffiliated issuers	$3,484,703
Dividends from securities of affiliated issuers	1,117,810
Interest	34,040
Income from securities lending, net	9,022
Total investment income	4,645,575

Expenses:
Management fees	3,539,366
Transfer agent and administrative fees	1,179,789
Distribution and service fees:
Advisor Class	70,388
A-Class	92,619
C-Class	169,143
H-Class	64,619
Portfolio accounting fees	310,775
Registration fees	328,368
Custodian fees	54,245
Trustees’ fees*	31,363
Line of credit fees	7,404
Miscellaneous	390,080
Total expenses	6,238,159
Net investment loss	(1,592,584)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	148,990,837
Investments in affiliated issuers	(62,217)
Swap agreements	(7,100,320)
Futures contracts	(5,233,413)
Net realized gain	136,594,887
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(165,717,016)
Investments in affiliated issuers	(223,276)
Swap agreements	4,463,482
Futures contracts	(1,713,548)
Net change in unrealized appreciation (depreciation)	(163,190,358)
Net realized and unrealized loss	(26,595,471)
Net decrease in net assets resulting from operations	$(28,188,055)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

STATEMENTS OF CHANGES IN NET ASSETS
NASDAQ-100® FUND

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,592,584)	$(1,194,397)
Net realized gain on investments	136,594,887	105,677,408
Net change in unrealized appreciation (depreciation) on investments	(163,190,358)	63,640,660
Net increase (decrease) in net assets resulting from operations	(28,188,055)	168,123,671

Distributions to shareholders from:
Net realized gains
Investor Class	—	(11,799,003)
Advisor Class	—	(844,563)
A-Class	—	(713,323)
C-Class	—	(455,105)
H-Class	—	(13,134)*
Total distributions to shareholders	—	(13,825,128)

Capital share transactions:
Proceeds from sale of shares
Investor Class	471,539,917	1,029,136,798
Advisor Class	94,137,245	977,291,285
A-Class	265,177,473	126,142,545
C-Class	9,639,067	31,988,339
H-Class	777,316,034	1,146,379,957 *
Distributions reinvested
Investor Class	—	10,894,558
Advisor Class	—	841,695
A-Class	—	687,698
C-Class	—	439,832
H-Class	—	13,134 *
Cost of shares redeemed
Investor Class	(571,537,564)	(1,013,748,379)
Advisor Class	(139,879,099)	(984,316,693)
A-Class	(230,124,135)	(83,648,854)
C-Class	(6,831,777)	(22,518,343)
H-Class	(789,318,514)	(1,132,744,353)*
Net increase (decrease) from capital share transactions	(119,881,353)	86,839,219
Net increase (decrease) in net assets	(148,069,408)	241,137,762

Net assets:
Beginning of period	951,413,073	710,275,311
End of period	$803,343,665	$951,413,073
Accumulated net investment loss at end of period	$(1,592,584)	$—

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (concluded)
NASDAQ-100® FUND

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Capital share activity:
Shares sold
Investor Class	18,214,455	43,087,905
Advisor Class	4,005,492	47,220,519
A-Class	11,175,907	5,505,586
C-Class	438,741	1,558,513
H-Class	32,811,555	49,097,507 *
Shares issued from reinvestment of distributions
Investor Class	—	438,589
Advisor Class	—	37,226
A-Class	—	29,528
C-Class	—	20,727
H-Class	—	563 *
Shares redeemed
Investor Class	(22,290,086)	(42,808,208)
Advisor Class	(5,986,254)	(46,232,015)
A-Class	(9,837,006)	(3,638,949)
C-Class	(316,350)	(1,123,559)
H-Class	(32,986,214)	(48,592,615)*
Net increase (decrease) in shares	(4,769,760)	4,601,317

*	Since commencement of operations: September 18, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

FINANCIAL HIGHLIGHTS
NASDAQ-100® FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended Sept. 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$25.38	$21.38	$18.38	$17.92	$15.23	$12.83
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	(.01)	.02	.02	(.05)	(.07)
Net gain (loss) on investments (realized and unrealized)	(.85)	4.39	5.01	.44	2.74	2.47
Total from investment operations	(.88)	4.38	5.03	.46	2.69	2.40
Less distributions from:
Net realized gains	—	(.38)	(2.03)	—	—	—
Total distributions	—	(.38)	(2.03)	—	—	—
Net asset value, end of period	$24.50	$25.38	$21.38	$18.38	$17.92	$15.23

Total Return[c]	(3.47%)	20.53%	27.74%	2.57%	17.66%	18.71%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$642,692	$769,257	$632,598	$461,269	$770,626	$579,925
Ratios to average net assets:
Net investment income (loss)	(0.24%)	(0.05%)	0.10%	0.13%	(0.34%)	(0.50%)
Total expenses[d]	1.24%	1.26%	1.29%	1.26%	1.27%	1.31%
Portfolio turnover rate	81%	267%	141%	94%	94%	39%

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (continued)
NASDAQ-100® FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Advisor Class	Period Ended Sept. 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$23.06	$19.55	$17.04	$16.70	$14.27	$12.09
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.11)	(.01)	(.08)	(.13)	(.12)
Net gain (loss) on investments (realized and unrealized)	(.77)	4.00	4.55	.42	2.56	2.30
Total from investment operations	(.84)	3.89	4.54	.34	2.43	2.18
Less distributions from:
Net realized gains	—	(.38)	(2.03)	—	—	—
Total distributions	—	(.38)	(2.03)	—	—	—
Net asset value, end of period	$22.22	$23.06	$19.55	$17.04	$16.70	$14.27

Total Return[c]	(3.64%)	19.94%	27.02%	2.04%	17.03%	18.03%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,551	$67,002	$36,751	$16,930	$65,970	$120,277
Ratios to average net assets:
Net investment income (loss)	(0.62%)	(0.53%)	(0.05%)	(0.51%)	(0.87%)	(1.00%)
Total expenses[d]	1.63%	1.75%	1.79%	1.75%	1.76%	1.80%
Portfolio turnover rate	81%	267%	141%	94%	94%	39%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

FINANCIAL HIGHLIGHTS (continued)
NASDAQ-100® FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended Sept. 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$23.78	$20.10	$17.42	$17.03	$14.52	$12.27
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	(.06)	(.03)	(.02)	(.09)	(.11)
Net gain (loss) on investments (realized and unrealized)	(.80)	4.12	4.74	.41	2.60	2.36
Total from investment operations	(.86)	4.06	4.71	.39	2.51	2.25
Less distributions from:
Net realized gains	—	(.38)	(2.03)	—	—	—
Total distributions	—	(.38)	(2.03)	—	—	—
Net asset value, end of period	$22.92	$23.78	$20.10	$17.42	$17.03	$14.52

Total Return[c]	(3.62%)	20.24%	27.42%	2.29%	17.29%	18.34%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$98,944	$70,821	$21,751	$23,656	$14,553	$19,806
Ratios to average net assets:
Net investment income (loss)	(0.46%)	(0.29%)	(0.14%)	(0.09%)	(0.61%)	(0.81%)
Total expenses[d]	1.49%	1.50%	1.54%	1.52%	1.53%	1.56%
Portfolio turnover rate	81%	267%	141%	94%	94%	39%

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (continued)
NASDAQ-100® FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended Sept. 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$21.60	$18.42	$16.22	$15.97	$13.72	$11.67
Income (loss) from investment operations:
Net investment income (loss)[b]	(.14)	(.21)	(.16)	(.13)	(.19)	(.19)
Net gain (loss) on investments (realized and unrealized)	(.71)	3.77	4.39	.38	2.44	2.24
Total from investment operations	(.85)	3.56	4.23	.25	2.25	2.05
Less distributions from:
Net realized gains	—	(.38)	(2.03)	—	—	—
Total distributions	—	(.38)	(2.03)	—	—	—
Net asset value, end of period	$20.75	$21.60	$18.42	$16.22	$15.97	$13.72

Total Return[c]	(3.94%)	19.37%	26.46%	1.57%	16.40%	17.57%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$33,584	$32,324	$19,175	$13,015	$15,177	$11,864
Ratios to average net assets:
Net investment income (loss)	(1.25%)	(1.05%)	(0.89%)	(0.84%)	(1.35%)	(1.52%)
Total expenses[d]	2.24%	2.25%	2.29%	2.26%	2.27%	2.31%
Portfolio turnover rate	81%	267%	141%	94%	94%	39%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

FINANCIAL HIGHLIGHTS (concluded)
NASDAQ-100® FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended Sept. 30, 2015[a]	Period Ended March 31, 2015[e]
Per Share Data
Net asset value, beginning of period	$23.76	$22.91
Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	.01
Net gain (loss) on investments (realized and unrealized)	(.77)	1.22
Total from investment operations	(.87)	1.23
Less distributions from:
Net realized gains	—	(.38)
Total distributions	—	(.38)
Net asset value, end of period	$22.89	$23.76

Total Return[c]	(3.66%)	5.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,573	$12,009
Ratios to average net assets:
Net investment income (loss)	(0.79%)	0.07%
Total expenses[d]	1.48%	1.47%
Portfolio turnover rate	81%	267%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests and has not been annualized.
[e]

Since commencement of operations: September 18, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized. The portfolio turnover rate stated is for the entire period of the Fund, not since commencement of operations of the class.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each fund separately.

The Trust offers a combination of eight separate classes of shares: Investor Class shares, Advisor Class shares, A-Class shares, C-Class shares, H-Class shares, P-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. At September 30, 2015, the Trust consisted of fifty-two funds (the “Funds”).

This report covers the NASDAQ-100® Fund (the “Fund”), a non-diversified investment company. Only Investor Class, Advisor Class, A-Class, C-Class and H-Class shares had been issued by the Fund.

The Fund is designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offers unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Fund to experience high portfolio turnover.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Significant Accounting Policies

The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

A. The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of OTC swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedule of Investments reflect the effective rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

C. Upon entering into a futures contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

E. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

F. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

G. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

H. The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

I. Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund may utilize derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Liquidity: the ability to buy or sell exposure with little price/market impact.

During the period ended September 30, 2015, the Fund sought to possess liquidity and gain exposure to its respective benchmark by investing in financial-linked derivative instruments, including swap agreements and futures. The following table represents the average notional amount of derivative instruments outstanding (excluding any non-derivative positions) on a quarterly basis:

Average Notional
Fund	Long
NASDAQ-100® Fund	$357,374,905

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A Fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including: (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of September 30, 2015:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity contracts	Variation margin
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table sets forth the fair value of the Fund’s derivative investments categorized by primary risk exposure at September 30, 2015:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Total Value at September 30, 2015
NASDAQ-100® Fund	$—	$4,750,057	$4,750,057

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Total Value at September 30, 2015
NASDAQ-100® Fund	$678,452	$178,880	$857,332

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended September 30, 2015:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on futures contracts
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on futures contracts
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statement of Operations categorized by primary risk exposure for the period ended September 30, 2015:

Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Total
NASDAQ-100® Fund	$(5,233,413)	$(7,100,320)	$(12,333,733)

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Total
NASDAQ-100® Fund	$(1,713,548)	$4,463,482	$2,749,934

In conjunction with the use derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.75% of the average daily net assets of the Fund.

RFS provides transfer agent and administrative services to the Fund calculated at the annualized rate of 0.25% based on the average daily net assets of the Fund.

RFS also provides accounting services to the Fund for fees calculated at annualized rates below, based on the average daily net assets of the Fund.

Fund Accounting Fees	(as a % of Net Assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution and Shareholder Services Plan applicable to its Advisor Class shares and a Distribution Plan applicable to A-Class shares and H-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Provider provides distribution services, the Fund will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services. With regard to Advisor Class shares only, if a Service Provider provides shareholder services, GFD will receive shareholder servicing fees from the Fund at an annual rate not to exceed 0.25% of average daily net assets. GFD, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for shareholder services it performs. Effective July 10, 2015, Advisor Class shares ceased charging the shareholder servicing fee.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Fund to pay annual distribution and service fees of 1.00% of the Fund’s C-Class shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended September 30, 2015, GFD retained sales charges of $203,762 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2015, see the Schedule of Investments for more details on the classification of securities.

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
NASDAQ-100® Fund	$685,728,533	$—	$87,896,467	$4,750,057	$—	$778,375,057

Liabilities
NASDAQ-100® Fund	$—	$678,452	$—	$178,880	$—	$857,332

*	Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended September 30, 2015, there were no transfers between levels.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At September 30, 2015, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			U.S. Treasury Strips
0.04%			0.00%
Due 10/01/15	$415,000,000	$415,000,461	05/15/40	$877,378,500	$423,300,031

Royal Bank of Canada Capital Markets			U.S. Treasury Note
0.03%			1.75%
Due 10/01/15	158,848,348	158,848,480	05/15/23	161,563,300	162,025,380

UMB Financial Corp.			U.S. Treasury Notes
0.04%			1.00% - 3.25%
Due 10/01/15	149,076,968	149,077,134	09/30/16 - 12/31/16	147,857,500	152,058,562

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Portfolio Securities Loaned

During the period ended September 30, 2015, the Fund lent its securities to approved brokers to earn additional income. Security lending income shown on the Statement of Operations is net of rebates paid to borrowers and earnings on cash collateral investments shared with the lending agent. As of September 30, 2015, the Fund ceased participation in securities lending.

7. Offsetting

In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

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In order to better define their contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statement of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset In the Statement of Assets and Liabilities	Net Amount of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
NASDAQ-100® Fund	Swap equity contracts	$4,750,057	$—	$4,750,057	$—	$—	$4,750,057

					Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset In the Statement of Assets and Liabilities	Net Amount of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
NASDAQ-100® Fund	Swap equity contracts	$178,880	$—	$178,880	$—	$178,880	$—

[1]	Exchange-traded futures are excluded from these reported amounts.

8. Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on Federal income tax returns for all open tax

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At September 30, 2015, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
NASDAQ-100® Fund	$548,227,184	$231,669,743	$(6,271,927)	$225,397,816

9. Securities Transactions

For the period ended September 30, 2015, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
NASDAQ-100® Fund	$656,643,118	$775,019,577

10. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2014 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at http://www.sec.gov/Archives/edgar/data/1601445/000089180414001107/gug60774-ncsr.htm.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Transactions during the period ended September 30, 2015 in which the portfolio company is an “affiliated person” are as follows:

Affiliated issuers by Fund	Value 03/31/15	Additions	Reductions	Value 09/30/15	Shares 09/30/15	Investment Income	Realized Loss
NASDAQ-100® Fund
Guggenheim Strategy Fund I	$139,227,564	$276,486,073	$(243,500,000)	$172,036,053	6,914,632	$934,661	$(42,375)
Guggenheim Strategy Fund II	—	69,732,934	(28,600,00)	45,002,990	1,810,986	183,149	(19,842)
	$139,227,564	$346,219,007	$(272,100,000)	$217,039,043		$1,117,810	$(62,217)

11. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 12, 2016. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended September 30, 2015. On September 30, 2015, the Fund borrowed $8,311,000 under this agreement.

Fund	Average Daily Balance
NASDAQ-100® Fund	$1,210,573

12. Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

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In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Series Funds has been named as a defendant in one of the SLCFC actions: Deutsche Bank Trust Co. Americas v. McGurn, No. 11-1510 (S.D.N.Y.). In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

The SLCFC appeals have been fully briefed, and oral argument in front of the U.S. Court of Appeals for the Second Circuit occurred on November 5, 2014. The Court has not yet issued a decision on the appeals.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Series Funds was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust action”).

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

On April 7, 2014, the plaintiff filed a Third Amended Complaint. In the related action entitled Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adversary Proceeding No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust action”), the plaintiff also filed a Second Amended Complaint that alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer. A third related action against the former Lyondell shareholders, Weisfelner, as Trustee of the LB Creditor Trust v. Reichman, Adversary Proceeding No. 12-1570 (Bankr. S.D.N.Y.) (the “Reichman action”), is pending as well.

On May 8, 2014, the plaintiff in the Litigation Trust action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 30, 2014, the defendants filed a motion to dismiss these lawsuits. The Court held oral argument on the motion to dismiss and on the motion for class certification on January 14 and January 15, 2015. On September 15, 2015, the Court denied the motion for class certification without prejudice to the plaintiff’s right to file a renewed motion. The Court has not yet issued a decision on the motion to dismiss. Discovery has commenced in these lawsuits.

These lawsuits do not allege any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,725,168; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $2,193,600; Global 130/30 Strategy Fund - $37,920; Hedged Equity Fund - $1,440; and Multi-Hedge Strategies Fund - $1,116,480. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

13. Subsequent Event

Conversion of Advisor Class Shares and Class H Shares

Effective following the close of business on September 30, 2015, all outstanding Advisor Class shares of the NASDAQ-100® Fund will be converted into Class H shares of the Fund and the Fund will no longer offer Advisor Class shares. The conversion of all outstanding Advisor Class shares will be effected by exchanging shareholders’ Advisor Class shares for Class H shares. Advisor Class shareholders of the Fund will receive Class H shares of the Fund with a value equal to the value of their investment in Advisor Class shares of the Fund on September 30, 2015. No shareholder action is required to effect the conversion of the Fund’s Advisor Class shares into Class H shares.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Board Considerations in Approving the Continuation of the Investment Advisory Agreement

The Board of the Trust, including the Independent Trustees, attended an in-person meeting held on May 18, 2015, called for the purpose of, among other things, the consideration of, and voting on, the approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and the Advisor applicable to each series of the Trust except for the Dow Jones Industrial Average® Fund (each, a “Fund” and, collectively, the “Funds”). The Board unanimously approved the continuation of the Investment Advisory Agreement

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OTHER INFORMATION (Unaudited)(continued)

for an additional one-year period based on the Board’s review of qualitative and quantitative information provided by the Advisor. The Board had previously considered information pertaining to the renewal of the Investment Advisory Agreement at an in-person meeting held on April 28, 2015 (together, with the May 18 meeting, the “Meetings”).

Prior to reaching the conclusion to approve the continuation of the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. In addition, the Board received a memorandum from fund counsel regarding the responsibilities of the Board with respect to the approval of investment advisory agreements and participated in question and answer sessions with representatives of the Advisor. The Trustees also carefully considered information that they had received throughout the year as part of their regular oversight of the Funds. At the Meetings, the Board obtained and reviewed a wide variety of information, including certain comparative information regarding the Funds’ fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds (the “FUSE reports”). The Independent Trustees carefully evaluated this information, met in executive session outside the presence of fund management, and were advised by independent legal counsel with respect to their deliberations.

At the Meetings, the Board, including the Independent Trustees, evaluated a number of factors, including among others: (a) the nature, extent and quality of the Advisor’s investment advisory and other services; (b) the Advisor’s investment management personnel; (c) the Advisor’s operations and financial condition; (d) the Advisor’s brokerage practices (including any soft dollar arrangements) and the variety and complexity of its investment strategies; (e) a comparison of the Funds’ advisory fees to the advisory fees charged to comparable funds or accounts, giving special attention to the existence of economies of scale and the absence of breakpoints in these fees and the Advisor’s rationale for not providing for breakpoints at this point in time; (f) each Fund’s overall fees and operating expenses compared with those of similar funds; (g) the level of the Advisor’s profitability from its Fund-related operations; (h) the Advisor’s compliance processes and systems; (i) the Advisor’s compliance policies and procedures; (j) the Advisor’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with that of similar funds and/or appropriate benchmarks. In its deliberations, the Trustees did not identify any single piece of information that was all-important or controlling, noting that each Trustee could attribute different weights to the various factors considered.

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OTHER INFORMATION (Unaudited)(continued)

Based on the Board’s deliberations at the Meetings, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Advisor’s fees are reasonable in light of the services that it provides to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreement based upon the following considerations, among others:

●

Nature, Extent and Quality of Services Provided by the Advisor. The Board evaluated, among other things, the Advisor’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of its investment strategies, brokerage practices, and the adequacy of its compliance systems and processes. The Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by the Advisor for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Advisor’s representations to the Board that the Advisor would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and whether these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs. Based on the foregoing, the Trustees determined that the approval of the Investment Advisory Agreement would enable shareholders of the Funds to receive high quality services at a cost that was appropriate and reasonable.

●

Fund Expenses and Performance of the Funds and the Advisor. The Board reviewed statistical information provided by the Advisor regarding the expense ratio components and performance of each Fund. The Advisor engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare reports to help the Board compare the Funds’ fees, expenses, and total return performance with those of a peer group and peer universe of funds selected by FUSE. In the reports, each Fund’s expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses, are compared to those of other funds with shared key characteristics (e.g., asset size, fee structure, sector or industry investment focus) determined by FUSE to comprise a Fund’s applicable peer group. The Board also considered the Advisor’s representation that it found the peer groups compiled by FUSE to be appropriate. The statistical information related to the performance of each Fund included three month and one-, three-, and five-year performance for the Fund compared to that

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OTHER INFORMATION (Unaudited)(continued)

of its peers. Based on the foregoing, the Board determined that the proposed advisory fees paid by the Funds are reasonable in relation to the nature and quality of the services provided by the Advisor.

●

Costs of Services Provided to the Funds and Profits Realized by the Advisor and its Affiliates. The Board reviewed information about the profitability of the Funds to the Advisor based on the advisory fees payable under the current Investment Advisory Agreement for the last calendar year. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to the Advisor, and reviewed the FUSE reports. The Board also reviewed information regarding the direct revenue received by the Advisor and ancillary revenue, if any, received by the Advisor and/or its affiliates in connection with the services provided to the Funds by the Advisor and/or its affiliates. The Board considered information regarding the Advisor’s profit margin as reflected in the Advisor’s profitability analysis, as well as information provided by the Advisor concerning the methodology used to allocate various expenses among the individual Funds in determining the Advisor’s profitability. Based on the foregoing, the Board determined that the profit to the Advisor on the fees paid by the Funds is not excessive in view of the nature and quality of the services provided by the Advisor.

●

Economies of Scale. The Board considered the absence of breakpoints in the Advisor’s fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in the Funds’ asset levels. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex often increase and decrease significantly due to the unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that the Funds have not yet achieved sufficient asset levels to realize meaningful economies of scale. The Board noted that it intends to continue to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

●

Other Benefits to the Advisor and/or its Affiliates. In addition to evaluating the Advisor’s services, the Board considered the nature and amount of other benefits to be received by the Advisor and its affiliates as a result of their relationship with the Fund, including any soft dollar usage by the Advisor and any intangible benefits. In particular, the Board considered the nature, extent, quality, and cost of certain administrative, distribution, and shareholder services performed by the Advisor’s affiliates under separate agreements and the Distribution and Shareholders Services Plan pursuant to Rule 12b-1 of the 1940 Act. In light of the costs of providing

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OTHER INFORMATION (Unaudited)(concluded)

services pursuant to the separate agreements as well as the Advisor’s and its affiliates’ commitment to the Funds, the Board concluded the ancillary benefits the Advisor and its affiliates received were reasonable.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreement were reasonable, and that approval of the continuation of the Investment Advisory Agreement was in the best interests of the Funds and their shareholders.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	224

Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Corey A. Colehour (1945)	Trustee from 1993 to present; Member of the Audit Committee from 1994 to present; Member of the Governance Committee from 2014 to present; and Member of the Investment and Performance Committee from 2014 to present.	Retired.	133	None.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES - continued
J. Kenneth Dalton (1941)	Trustee from 1995 to present; Chairman and Member of the Audit Committee from 1997 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	133	Epiphany Funds (4) (2009-present).
John O. Demaret (1940)	Vice Chairman of the Board from 2014 to present (Chairman of the Board from 2006 to 2014); Trustee and Member of the Audit Committee from 1997 to present; Chairman (since 2014) and Member of the Compliance and Risk Oversight Committee from 2010 to present; Chairman and Member of the Investment and Performance Committee from 2014 to present; and Member of the Nominating Committee from 2014 to present.	Retired.	133	None.
Werner E. Keller (1940)	Chairman of the Board from 2014 to present (Vice Chairman of the Board from 2010 to 2014); Trustee and Member of the Audit Committee from 2005 to present; and Member of the Investment and Performance Committee from 2014 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	133	None.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES - concluded
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit Committee from 2005 to present; Member of the Nominating Committee from 2005 to present; and Member of the Governance Committee from 2007 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	133	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; Chairman and Member of the Nominating Committee from 2004 to present; Chairman and Member of the Governance Committee from 2007 to present; and Member of the Compliance and Risk Oversight Committee from 2014 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	133	None.

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).

Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - continued
Michael P. Byrum (1970)	Vice President (1999-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009-present); Chief Executive Officer & President, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2006-2011).

Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Paul J. Davio (1972)	Assistant Treasurer (2014-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2006-present).

Former: Manager, Mutual Fund Administration, Guggenheim Investments (2003-2006).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(continued)

new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

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9.30.2015

Rydex Funds Semi-Annual Report

Guggenheim Alternatives Funds
Guggenheim Long Short Equity Fund
Guggenheim Event Driven and Distressed Strategies Fund
Rydex International Equity Funds
Rydex Emerging Markets 2x Strategy Fund
Rydex Inverse Emerging Markets 2x Strategy Fund
Rydex Fixed Income Fund
Rydex Emerging Markets Bond Strategy Fund

RSTF-SEMI-0915x0316	guggenheiminvestments.com

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	5
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
LONG SHORT EQUITY FUND	9
EVENT DRIVEN AND DISTRESSED STRATEGIES FUND	20
EMERGING MARKETS 2x STRATEGY FUND	33
INVERSE EMERGING MARKETS 2x STRATEGY FUND	40
EMERGING MARKETS BOND STRATEGY FUND	46
NOTES TO FINANCIAL STATEMENTS	52
OTHER INFORMATION	67
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	70
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	73

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2015

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”), is pleased to present the semi-annual shareholder report for a selection of our Funds for the six-month period ended September 30, 2015.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
October 31, 2015

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2015

At the end of the period, the underlying U.S. economy continued to maintain its strong footing. A market correction that began in August persisted through the end of the period; September and October are historically difficult times for the stock market, and by extension, risk assets of any kind, including credit.

Markets had been performing solidly for most of the period. Growth mid-year bounced back from a weather-induced slowdown in the first quarter, with GDP increasing 3.9% for the second quarter. The labor and housing markets continued to strengthen, and the drop in gas prices was acting as a tax cut, which was expected to increase consumer spending power going into the holiday season. Even though labor markets are moving toward full employment, questions remain about the viability of sustained economic expansion in the U.S. In particular, there is debate about the net effect of declining energy prices and a stronger dollar. These are both positive for the U.S. consumer, but low oil prices hurt the U.S. energy industry and a strong dollar is challenging for U.S. manufacturers. In addition, oil prices and the strong dollar exert a downward pressure on inflation, and a risk of deflation is a negative for the economy.

At the same time, currency devaluation, particularly in Japan and the euro zone, is putting pressure on countries to devalue to improve export competitiveness. Those countries slow to devalue, like China, are feeling economic pressure at home, driving down asset prices, and increasing deflationary pressures, escalating the risk of financial contagion abroad. China may have to devalue the renminbi further due to continued slowing in the economy. Combined with the tepid expansion in both Europe and Japan, the pressure will be for central banks there to increase easing measures.

The U.S. Federal Reserve (the Fed) is hard pressed to justify a rate increase based on its self-prescribed metrics, which include rising inflation and an improved employment situation with clearly rising wages. At best, policymakers can argue that the prospects for wage growth and inflation are improving, but clear evidence is lacking.

A preemptive rate increase seems risky and opens the Fed to potential criticism given the fragility in financial markets and the prospect that rising U.S. rates could further strengthen the dollar and also potentially exacerbate foreign economic turbulence. While prices and wages remain tame, the risk of another asset bubble is increasing. The longer policy remains highly accommodative, the greater the likelihood that asset classes including commercial real estate, equities, or certain categories of bonds could become overvalued.

At period end, the risk of financial contagion remained high, which could result in central banks providing additional liquidity or delaying rate increases. Use of the monetary printing press is a handy tool to prop up asset prices and temporarily spur economic growth, which is the main reason a recession does not appear to be on the horizon for either the G-7 nations or China. It’s also worth noting that there has never been a recession in the post-war period without the Fed first raising interest rates, after which it typically takes several years for a recession to be induced.

For the six months ended September 30, 2015, the Standard & Poor’s 500® (“S&P 500”) Index* returned -6.18%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned -8.66%. The return of the MSCI Emerging Markets Index* was -19.28%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a -0.47% return for the period, while the Barclays U.S. Corporate High Yield Index* returned -4.85%. The return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.02% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	September 30, 2015

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar (“USD”)-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Rydex Emerging Markets 2x Strategy Fund and Rydex Inverse Emerging Markets 2x Strategy Fund described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$ 10.00
Day 1	106	6.0%	9.0%	$ 10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2015 and ending September 30, 2015.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Long Short Equity Fund
A-Class	2.43%	(3.40%)	$ 1,000.00	$ 966.00	$ 11.98
C-Class	3.12%	(3.76%)	1,000.00	962.40	15.35
P-Class	2.38%	(3.39%)	1,000.00	966.10	11.73
Institutional Class	2.14%	(3.30%)	1,000.00	967.00	10.55
Event Driven and Distressed Strategies Fund
A-Class	1.89%	(6.11%)	1,000.00	938.90	9.19
C-Class	2.64%	(6.45%)	1,000.00	935.50	12.81
P-Class	1.89%	(6.11%)	1,000.00	938.90	9.19
Institutional Class	1.64%	(5.96%)	1,000.00	940.40	7.98
Emerging Markets 2x Strategy Fund
A-Class	1.73%	(36.78%)	1,000.00	632.20	7.08
C-Class	2.45%	(37.06%)	1,000.00	629.40	10.01
H-Class	1.72%	(36.84%)	1,000.00	631.60	7.04
Inverse Emerging Markets 2x Strategy Fund
A-Class	1.71%	37.44%	1,000.00	1,374.40	10.18
C-Class	2.47%	36.87%	1,000.00	1,368.70	14.67
H-Class	1.73%	36.90%	1,000.00	1,369.00	10.27
Emerging Markets Bond Strategy Fund
A-Class	1.53%	(3.34%)	1,000.00	966.60	7.54
C-Class	2.29%	(3.68%)	1,000.00	963.20	11.27
H-Class	1.52%	(3.30%)	1,000.00	967.00	7.50

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2015	Ending Account Value September 30, 2015	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Long Short Equity Fund
A-Class	2.43%	5.00%	$ 1,000.00	$ 1,012.89	$ 12.26
C-Class	3.12%	5.00%	1,000.00	1,009.43	15.72
P-Class	2.38%	5.00%	1,000.00	1,013.14	12.01
Institutional Class	2.14%	5.00%	1,000.00	1,014.34	10.81
Event Driven and Distressed Strategies Fund
A-Class	1.89%	5.00%	1,000.00	1,015.59	9.55
C-Class	2.64%	5.00%	1,000.00	1,011.83	13.31
P-Class	1.89%	5.00%	1,000.00	1,015.59	9.55
Institutional Class	1.64%	5.00%	1,000.00	1,016.85	8.29
Emerging Markets 2x Strategy Fund
A-Class	1.73%	5.00%	1,000.00	1,016.39	8.74
C-Class	2.45%	5.00%	1,000.00	1,012.78	12.36
H-Class	1.72%	5.00%	1,000.00	1,016.44	8.69
Inverse Emerging Markets 2x Strategy Fund
A-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
C-Class	2.47%	5.00%	1,000.00	1,012.68	12.46
H-Class	1.73%	5.00%	1,000.00	1,016.39	8.74
Emerging Markets Bond Strategy Fund
A-Class	1.53%	5.00%	1,000.00	1,017.40	7.74
C-Class	2.29%	5.00%	1,000.00	1,013.59	11.56
H-Class	1.52%	5.00%	1,000.00	1,017.45	7.69

[1]

Annualized and excludes expenses of the underlying funds in which the Funds invest. This ratio represents Net Expenses, which includes interest and dividend expense related to securities sold short. Excluding these expenses the operating expense ratios would be:

Long Short Equity Fund
A-Class	1.64%
C-Class	2.39%
P-Class	1.64%
Institutional Class	1.39%

[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2015 to September 30, 2015.

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)	September 30, 2015

LONG SHORT EQUITY FUND

OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	March 31, 2004
C-Class	March 22, 2002
P-Class	March 22, 2002
Institutional Class	November 30, 2011

Ten Largest Long Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	5.7%
Molson Coors Brewing Co. — Class B	0.6%
NVR, Inc.	0.6%
White Mountains Insurance Group Ltd.	0.6%
AutoZone, Inc.	0.5%
Murphy USA, Inc.	0.5%
First Niagara Financial Group, Inc.	0.5%
JetBlue Airways Corp.	0.5%
Reynolds American, Inc.	0.5%
Bunge Ltd.	0.5%
Top Ten Total	10.5%

“Ten Largest Long Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
LONG SHORT EQUITY FUND

	Shares	Value

COMMON STOCKS† - 79.1%

Consumer, Non-cyclical - 22.4%
Molson Coors Brewing Co. — Class B1	3,800	$315,476
Reynolds American, Inc.[1]	6,224	275,536
Bunge Ltd.[1]	3,700	271,210
Coca-Cola Co.[1]	6,700	268,804
Dr Pepper Snapple Group, Inc.[1]	3,400	268,770
Altria Group, Inc.[1]	4,935	268,464
H&R Block, Inc.[1]	7,294	264,043
PepsiCo, Inc.[1]	2,800	264,040
Total System Services, Inc.[1]	5,770	262,131
Brown-Forman Corp. — Class B1	2,700	261,630
Teleflex, Inc.[1]	2,074	257,612
Philip Morris International, Inc.[1]	3,242	257,188
Monster Beverage Corp.*,1	1,900	256,766
Hill-Rom Holdings, Inc.[1]	4,862	252,775
Henry Schein, Inc.*,1	1,900	252,168
Gartner, Inc.*,1	3,003	252,042
Flowers Foods, Inc.[1]	10,174	251,705
ServiceMaster Global Holdings, Inc.*,1	7,500	251,625
Constellation Brands, Inc. — Class A1	2,000	250,420
Sabre Corp.[1]	9,115	247,746
Coca-Cola Enterprises, Inc.[1]	5,100	246,585
Macquarie Infrastructure Corp.[1]	3,300	246,378
Premier, Inc. — Class A*,1	7,163	246,192
MEDNAX, Inc.*,1	3,180	244,192
Service Corporation International[1]	8,915	241,597
Ingredion, Inc.[1]	2,734	238,705
Sprouts Farmers Market, Inc.*,1	11,253	237,438
Moody’s Corp.[1]	2,400	235,680
Pinnacle Foods, Inc.[1]	5,626	235,617
Regeneron Pharmaceuticals, Inc.*,1	500	232,570
VCA, Inc.*,1	4,298	226,290
Booz Allen Hamilton Holding Corp.[1]	8,619	225,904
LifePoint Health, Inc.*,1	3,170	224,753
HCA Holdings, Inc.*,1	2,904	224,653
Envision Healthcare Holdings, Inc.*,1	6,000	220,740
Alere, Inc.*,1	4,578	220,431
Acadia Healthcare Company, Inc.*,1	3,299	218,625
Patterson Companies, Inc.[1]	4,829	208,854
Vertex Pharmaceuticals, Inc.*,1	2,000	208,280
Graham Holdings Co. — Class B1	349	201,373
Pilgrim’s Pride Corp.	9,576	198,989
Archer-Daniels-Midland Co.[1]	4,605	190,877
Community Health Systems, Inc.*,1	4,340	185,622
Sysco Corp.[1]	4,300	167,571
BioMarin Pharmaceutical, Inc.*,1	1,554	163,667
ResMed, Inc.[1]	3,164	161,237
Alnylam Pharmaceuticals, Inc.*,1	1,953	156,943
Medivation, Inc.*,1	3,592	152,660
Puma Biotechnology, Inc.*,1	1,985	149,590
Zoetis, Inc.[1]	3,391	139,641
Seattle Genetics, Inc.*,1	3,292	126,940
Agios Pharmaceuticals, Inc.*,1	1,474	104,050
Sirona Dental Systems, Inc.*,1	1,013	94,553
Cardinal Health, Inc.[1]	1,130	86,807
DENTSPLY International, Inc.[1]	1,038	52,492
Quest Diagnostics, Inc.[1]	791	48,623
Edwards Lifesciences Corp.*,1	295	41,940
Intercept Pharmaceuticals, Inc.*,1	200	33,172
Hain Celestial Group, Inc.*,1	318	16,409
Gilead Sciences, Inc.[1]	100	9,818
Total Consumer, Non-cyclical		12,116,609

Financial - 16.6%
White Mountains Insurance Group Ltd.[1]	400	298,920
First Niagara Financial Group, Inc.[1]	27,350	279,244
Nasdaq, Inc.[1]	5,034	268,464
Erie Indemnity Co. — Class A1	3,200	265,408
BankUnited, Inc.[1]	7,400	264,550
Bank of Hawaii Corp.[1]	4,100	260,309
American Financial Group, Inc.[1]	3,767	259,583
Popular, Inc.[1]	8,573	259,162
BOK Financial Corp.[1]	4,000	258,840
Intercontinental Exchange, Inc.[1]	1,100	258,489
Bank of America Corp.[1]	16,400	255,512
Assured Guaranty Ltd.[1]	10,217	255,425
MetLife, Inc.[1]	5,400	254,610
SunTrust Banks, Inc.[1]	6,600	252,384
Crown Castle International REIT Corp.	3,200	252,384
Comerica, Inc.[1]	6,100	250,710
CME Group, Inc. — Class A1	2,700	250,398
American National Insurance Co.[1]	2,560	249,958
Unum Group[1]	7,700	247,016
Old Republic International Corp.[1]	15,506	242,514
CBOE Holdings, Inc.[1]	3,606	241,890
Voya Financial, Inc.[1]	6,234	241,692
CNA Financial Corp.[1]	6,800	237,524
Genworth Financial, Inc. — Class A*,1	51,291	236,964
Prudential Financial, Inc.[1]	3,100	236,251
Associated Banc-Corp.[1]	13,030	234,149
Lincoln National Corp.[1]	4,900	232,554
First Republic Bank[1]	3,700	232,249
Allied World Assurance Company Holdings AG1	6,000	229,020
Citigroup, Inc.[1]	4,600	228,206
Fifth Third Bancorp[1]	11,800	223,138
East West Bancorp, Inc.[1]	5,800	222,836
Aflac, Inc.[1]	3,700	215,081
Chimera Investment Corp.[1]	14,878	198,919
People’s United Financial, Inc.[1]	11,333	178,268
Synovus Financial Corp.[1]	5,900	174,640
PNC Financial Services Group, Inc.[1]	1,200	107,040
Torchmark Corp.[1]	1,700	95,880
Validus Holdings Ltd.[1]	1,900	85,633
MFA Financial, Inc.[1]	8,330	56,727
Total Financial		9,092,541

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
LONG SHORT EQUITY FUND

	Shares	Value

Consumer, Cyclical - 16.5%
NVR, Inc.*,1	200	$305,045
AutoZone, Inc.*,1	400	289,532
JetBlue Airways Corp.*,1	10,800	278,317
Carnival Corp.[1]	5,300	263,410
Southwest Airlines Co.[1]	6,900	262,476
Alaska Air Group, Inc.[1]	3,300	262,185
Tempur Sealy International, Inc.*,1	3,600	257,148
Norwegian Cruise Line Holdings Ltd.*,1	4,474	256,360
Delta Air Lines, Inc.[1]	5,700	255,759
Vista Outdoor, Inc.*,1	5,683	252,496
DR Horton, Inc.[1]	8,472	248,739
Brunswick Corp.[1]	5,153	246,777
Lennar Corp. — Class A1	5,079	244,452
Choice Hotels International, Inc.[1]	5,117	243,825
Brinker International, Inc.[1]	4,600	242,282
Hyatt Hotels Corp. — Class A*,1	5,127	241,482
LKQ Corp.*,1	8,510	241,344
Toll Brothers, Inc.*,1	7,002	239,748
United Continental Holdings, Inc.*,1	4,500	238,725
Extended Stay America, Inc.[1]	14,214	238,511
Mattel, Inc.[1]	11,300	237,978
Spirit Airlines, Inc.*,1	5,000	236,500
Mohawk Industries, Inc.*,1	1,300	236,327
Whirlpool Corp.[1]	1,600	235,616
Sally Beauty Holdings, Inc.*,1	9,900	235,125
International Game Technology plc[1]	15,300	234,549
MGM Resorts International*,1	12,600	232,470
Genuine Parts Co.[1]	2,800	232,092
Copa Holdings S.A. — Class A1	5,300	222,229
Harman International Industries, Inc.[1]	2,300	220,777
Six Flags Entertainment Corp.[1]	4,790	219,286
Ascena Retail Group, Inc.*,1	15,590	216,857
Visteon Corp.*,1	2,100	212,604
DSW, Inc. — Class A1	7,600	192,356
Wynn Resorts Ltd.	3,500	185,920
PulteGroup, Inc.[1]	7,600	143,412
Rite Aid Corp.*,1	23,421	142,165
American Airlines Group, Inc.[1]	2,400	93,192
Leggett & Platt, Inc.[1]	1,501	61,916
Tupperware Brands Corp.[1]	893	44,195
Total Consumer, Cyclical		8,944,179

Technology - 9.5%
DST Systems, Inc.[1]	2,456	258,225
Solera Holdings, Inc.[1]	4,700	253,800
Xerox Corp.[1]	26,000	252,980
QUALCOMM, Inc.[1]	4,700	252,531
Synopsys, Inc.*,1	5,400	249,372
Black Knight Financial Services, Inc. — Class A*,1	7,633	248,454
Genpact Ltd.*,1	10,317	243,584
Amdocs Ltd.[1]	4,281	243,503
CA, Inc.[1]	8,884	242,533
Jack Henry & Associates, Inc.[1]	3,392	236,118
Zynga, Inc. — Class A*,1	102,989	234,815
King Digital Entertainment plc[1]	17,036	230,666
Leidos Holdings, Inc.[1]	5,572	230,179
CDK Global, Inc.[1]	4,800	229,344
Fidelity National Information Services, Inc.[1]	3,400	228,072
MSCI, Inc. — Class A1	3,800	225,948
Intuit, Inc.[1]	2,400	213,000
PTC, Inc.*,1	6,500	206,310
Pitney Bowes, Inc.[1]	10,068	199,850
Workday, Inc. — Class A*,1	2,500	172,150
Microsoft Corp.[1]	3,100	137,206
Broadridge Financial Solutions, Inc.[1]	2,051	113,523
ServiceNow, Inc.*,1	1,600	111,120
Electronic Arts, Inc.*,1	1,100	74,525
salesforce.com, Inc.*,1	900	62,487
Dun & Bradstreet Corp.[1]	327	34,335
NetSuite, Inc.*,1	400	33,560
Total Technology		5,218,190

Industrial - 6.9%
AO Smith Corp.[1]	3,974	259,065
Allegion plc[1]	4,400	253,704
Expeditors International of Washington, Inc.[1]	5,380	253,129
Fortune Brands Home & Security, Inc.[1]	5,300	251,590
Lennox International, Inc.[1]	2,192	248,419
Masco Corp.[1]	9,816	247,167
Owens Corning[1]	5,845	244,964
Vulcan Materials Co.[1]	2,700	240,839
Garmin Ltd.[1]	6,600	236,809
USG Corp.*,1	8,600	228,932
Martin Marietta Materials, Inc.[1]	1,500	227,925
Armstrong World Industries, Inc.*,1	4,700	224,378
Eagle Materials, Inc.[1]	3,200	218,944
Carlisle Companies, Inc.[1]	2,500	218,450
BWX Technologies, Inc.[1]	7,800	205,608
WestRock Co.[1]	2,300	118,312
Harris Corp.[1]	800	58,520
Gentex Corp.[1]	102	1,581
Total Industrial		3,738,336

Communications - 4.0%
Liberty Ventures*,1	6,400	258,239
Amazon.com, Inc.*,1	500	255,945
United States Cellular Corp.*,1	7,200	255,096
Telephone & Data Systems, Inc.[1]	9,500	237,121
Symantec Corp.[1]	11,747	228,714
EchoStar Corp. — Class A*,1	4,933	212,267
Sprint Corp.*,1	52,000	199,680
Arista Networks, Inc.*	3,209	196,359
Splunk, Inc.*,1	2,500	138,375
Groupon, Inc. — Class A*,1	39,583	129,041
CommScope Holding Company, Inc.*,1	2,000	60,060
Total Communications		2,170,897

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
LONG SHORT EQUITY FUND

	Shares	Value

Energy - 2.0%
Murphy USA, Inc.*,1	5,200	$285,740
Valero Energy Corp.[1]	4,400	264,440
Targa Resources Corp.[1]	4,100	211,232
Denbury Resources, Inc.[1]	37,510	91,524
SM Energy Co.[1]	2,800	89,712
Noble Corporation plc[1]	7,800	85,098
RPC, Inc.[1]	4,800	42,480
Total Energy		1,070,226

Basic Materials - 0.6%
Domtar Corp.[1]	4,117	147,183
LyondellBasell Industries N.V. — Class A1	1,400	116,704
Total Basic Materials		263,887

Diversified - 0.4%
Leucadia National Corp.[1]	10,858	219,983

Utilities - 0.2%
Ameren Corp.[1]	2,200	92,994
American Water Works Company, Inc.[1]	100	5,508
Total Utilities		98,502

Total Common Stocks
(Cost $45,457,411)		42,933,350

MUTUAL FUNDS† - 5.7%
Guggenheim Strategy Fund I2	122,425	3,045,942
Guggenheim Strategy Fund II2	565	14,047
Total Mutual Funds
(Cost $3,070,875)		3,059,989

	Face Amount

REPURCHASE AGREEMENTS††,3 - 8.0%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$2,464,678	2,464,678
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	943,397	943,397
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	885,365	885,365
Total Repurchase Agreements
(Cost $4,293,440)		4,293,440

Total Investments - 92.8%
(Cost $52,821,726)		$50,286,779

	Shares
COMMON STOCKS SOLD SHORT† - (40.4)%
Utilities - (0.7)%
NRG Energy, Inc.	7,160	(106,326)
AES Corp.	11,640	(113,956)
Calpine Corp.*	8,500	(124,100)
Total Utilities		(344,382)

Consumer, Non-cyclical - (2.1)%
Estee Lauder Companies, Inc. — Class A	421	(33,966)
Cooper Companies, Inc.	279	(41,532)
IDEXX Laboratories, Inc.*	1,340	(99,495)
AbbVie, Inc.	1,898	(103,270)
Charles River Laboratories International, Inc.*	1,634	(103,792)
United Rentals, Inc.*	1,942	(116,617)
Hertz Global Holdings, Inc.*	7,287	(121,912)
Live Nation Entertainment, Inc.*	5,200	(125,008)
SEI Investments Co.	2,600	(125,398)
Quanta Services, Inc.*	5,418	(131,170)
Avis Budget Group, Inc.*	3,035	(132,568)
Total Consumer, Non-cyclical		(1,134,728)

Technology - (3.5)%
Qorvo, Inc.*	370	(16,669)
Veeva Systems, Inc. — Class A*	1,092	(25,564)
Rackspace Hosting, Inc.*	3,208	(79,173)
Cerner Corp.*	1,673	(100,313)
Akamai Technologies, Inc.*	1,526	(105,386)
IPG Photonics Corp.*	1,427	(108,409)
NCR Corp.*	5,310	(120,803)
Hewlett-Packard Co.	4,750	(121,648)
NetApp, Inc.	4,199	(124,290)
Western Digital Corp.	1,601	(127,183)
athenahealth, Inc.*	965	(128,683)
Apple, Inc.	1,174	(129,492)
Skyworks Solutions, Inc.	1,540	(129,683)
EMC Corp.	5,419	(130,923)
Lexmark International, Inc. — Class A	4,530	(131,279)
SanDisk Corp.	2,429	(131,968)
Atmel Corp.	16,520	(133,316)
KLA-Tencor Corp.	2,700	(135,000)
Total Technology		(1,979,782)

Consumer, Cyclical - (3.8)%
WESCO International, Inc.*	1,624	(75,467)
Allison Transmission Holdings, Inc.	3,240	(86,476)
Ford Motor Co.	6,791	(92,154)
Macy’s, Inc.	1,821	(93,454)
Toro Co.	1,380	(97,345)
Dollar General Corp.	1,425	(103,227)
HD Supply Holdings, Inc.*	3,819	(109,300)
Harley-Davidson, Inc.	2,027	(111,282)
Cabela’s, Inc.*	2,441	(111,310)
World Fuel Services Corp.	3,297	(118,033)
MSC Industrial Direct Company, Inc. — Class A	1,950	(119,009)

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
LONG SHORT EQUITY FUND

	Shares	Value

Fastenal Co.	3,262	$(119,422)
WABCO Holdings, Inc.*	1,140	(119,506)
Ingram Micro, Inc. — Class A	4,419	(120,374)
Nordstrom, Inc.	1,682	(120,616)
Watsco, Inc.	1,033	(122,390)
Tesla Motors, Inc.*	500	(124,200)
WW Grainger, Inc.	587	(126,211)
Advance Auto Parts, Inc.	745	(141,200)
Total Consumer, Cyclical		(2,110,976)

Financial - (4.0)%
NorthStar Asset Management Group, Inc.	1,000	(14,360)
Discover Financial Services	590	(30,674)
General Growth Properties REIT, Inc.	1,753	(45,525)
NorthStar Realty Finance Corp.	6,181	(76,335)
American Express Co.	1,463	(108,452)
Artisan Partners Asset Management, Inc. — Class A	3,270	(115,202)
Public Storage REIT	548	(115,973)
Douglas Emmett, Inc.	4,075	(117,034)
Federal Realty Investment Trust	866	(118,166)
Lazard Ltd. — Class A	2,730	(118,209)
Realty Income REIT Corp.	2,500	(118,475)
Federated Investors, Inc. — Class B	4,320	(124,848)
Charles Schwab Corp.	4,410	(125,950)
TD Ameritrade Holding Corp.	3,960	(126,086)
Affiliated Managers Group, Inc.*	740	(126,533)
Air Lease Corp. — Class A	4,147	(128,225)
T. Rowe Price Group, Inc.	1,850	(128,575)
Ameriprise Financial, Inc.	1,180	(128,773)
Eaton Vance Corp.	3,870	(129,335)
Simon Property Group REIT, Inc.	707	(129,890)
LPL Financial Holdings, Inc.	3,270	(130,048)
Total Financial		(2,256,668)

Basic Materials - (4.5)%
Airgas, Inc.	430	(38,412)
Huntsman Corp.	8,460	(81,977)
United States Steel Corp.	8,523	(88,810)
Allegheny Technologies, Inc.	7,156	(101,472)
Eastman Chemical Co.	1,590	(102,905)
Sherwin-Williams Co.	490	(109,162)
Monsanto Co.	1,299	(110,857)
Air Products & Chemicals, Inc.	905	(115,460)
Nucor Corp.	3,080	(115,654)
Steel Dynamics, Inc.	6,863	(117,906)
Praxair, Inc.	1,181	(120,297)
WR Grace & Co.*	1,320	(122,826)
Reliance Steel & Aluminum Co.	2,298	(124,116)
Compass Minerals International, Inc.	1,585	(124,216)
Ecolab, Inc.	1,142	(125,300)
Tahoe Resources, Inc.	16,268	(125,914)
Freeport-McMoRan, Inc.	13,214	(128,044)
Southern Copper Corp.	4,867	(130,046)
Alcoa, Inc.	13,524	(130,642)
Newmont Mining Corp.	8,175	(131,372)
Royal Gold, Inc.	2,800	(131,544)
Total Basic Materials		(2,376,932)

Communications - (4.4)%
Gannett Company, Inc.	1,122	(16,527)
Discovery Communications, Inc. — Class A*	1,360	(35,401)
Yelp, Inc. — Class A*	2,756	(59,695)
Google, Inc. — Class C*	100	(60,842)
Google, Inc. — Class A*	99	(63,199)
Sirius XM Holdings, Inc.*	18,880	(70,611)
Frontier Communications Corp.	23,814	(113,117)
HomeAway, Inc.*	4,291	(113,883)
eBay, Inc.*	4,675	(114,257)
Zayo Group Holdings, Inc.*	4,519	(114,602)
Level 3 Communications, Inc.*	2,657	(116,084)
CenturyLink, Inc.	4,675	(117,436)
Scripps Networks Interactive, Inc. — Class A	2,430	(119,532)
IAC/InterActiveCorp	1,860	(121,402)
Twitter, Inc.*	4,559	(122,819)
Facebook, Inc. — Class A*	1,384	(124,422)
Verizon Communications, Inc.	2,863	(124,569)
AT&T, Inc.	3,858	(125,693)
DISH Network Corp. — Class A*	2,180	(127,181)
Viacom, Inc. — Class B	2,960	(127,724)
Comcast Corp. — Class A	2,260	(129,363)
LinkedIn Corp. — Class A*	689	(131,000)
CDW Corp.	3,316	(135,492)
Total Communications		(2,384,851)

Energy - (8.2)%
California Resources Corp.	1,299	(3,377)
WPX Energy, Inc.*	2,327	(15,405)
Rice Energy, Inc.*	1,083	(17,501)
Rowan Companies plc — Class A	1,861	(30,055)
Whiting Petroleum Corp.*	2,380	(36,343)
Kinder Morgan, Inc.	1,510	(41,797)
Cobalt International Energy, Inc.*	7,224	(51,146)
Cheniere Energy, Inc.*	1,201	(58,008)
TerraForm Power, Inc. — Class A	5,770	(82,049)
QEP Resources, Inc.	7,637	(95,692)
Gulfport Energy Corp.*	3,378	(100,259)
Murphy Oil Corp.	4,212	(101,930)
Marathon Oil Corp.	6,742	(103,827)
Energen Corp.	2,084	(103,908)
Southwestern Energy Co.*	8,350	(105,962)
Continental Resources, Inc.*	3,807	(110,289)
Dril-Quip, Inc.*	1,918	(111,666)
Range Resources Corp.	3,513	(112,838)
Anadarko Petroleum Corp.	1,880	(113,533)
Equities Corp.	1,754	(113,607)
Hess Corp.	2,276	(113,937)
Patterson-UTI Energy, Inc.	8,830	(116,026)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2015
LONG SHORT EQUITY FUND

	Shares	Value

ONEOK, Inc.	3,625	$(116,725)
Frank’s International N.V.	7,690	(117,888)
Apache Corp.	3,020	(118,263)
Devon Energy Corp.	3,200	(118,688)
National Oilwell Varco, Inc.	3,173	(119,463)
Marathon Petroleum Corp.	2,579	(119,485)
FMC Technologies, Inc.*	3,866	(119,846)
PBF Energy, Inc. — Class A	4,262	(120,316)
Concho Resources, Inc.*	1,228	(120,712)
Spectra Energy Corp.	4,605	(120,973)
EOG Resources, Inc.	1,670	(121,576)
Occidental Petroleum Corp.	1,841	(121,782)
Cimarex Energy Co.	1,200	(122,976)
Cabot Oil & Gas Corp. — Class A	5,631	(123,094)
Phillips 66	1,628	(125,096)
Chevron Corp.	1,591	(125,498)
Diamondback Energy, Inc.*	1,945	(125,647)
Noble Energy, Inc.	4,180	(126,152)
Newfield Exploration Co.*	3,860	(126,994)
Exxon Mobil Corp.	1,724	(128,180)
ConocoPhillips	2,714	(130,163)
Pioneer Natural Resources Co.	1,080	(131,371)
Total Energy		(4,440,043)

Industrial - (9.2)%
Flowserve Corp.	1,515	(62,327)
Avnet, Inc.	1,634	(69,739)
Xylem, Inc.	2,466	(81,008)
Golar LNG Ltd.	3,012	(83,975)
Trimble Navigation Ltd.*	5,315	(87,272)
Genesee & Wyoming, Inc. — Class A*	1,506	(88,974)
SBA Communications Corp. — Class A*	1,000	(104,740)
Norfolk Southern Corp.	1,388	(106,043)
Ryder System, Inc.	1,452	(107,506)
AMETEK, Inc.	2,095	(109,610)
Old Dominion Freight Line, Inc.*	1,800	(109,800)
Teekay Corp.	3,712	(110,024)
Union Pacific Corp.	1,250	(110,513)
Pentair plc	2,195	(112,033)
SunPower Corp. — Class A*	5,610	(112,424)
J.B. Hunt Transport Services, Inc.	1,575	(112,455)
Ingersoll-Rand plc	2,224	(112,912)
Valmont Industries, Inc.	1,191	(113,014)
Cummins, Inc.	1,043	(113,249)
Caterpillar, Inc.	1,733	(113,269)
Kirby Corp.*	1,862	(115,350)
Manitowoc Company, Inc.	7,782	(116,730)
Parker-Hannifin Corp.	1,201	(116,857)
Crane Co.	2,520	(117,457)
Landstar System, Inc.	1,856	(117,800)
GATX Corp.	2,690	(118,764)
Donaldson Company, Inc.	4,240	(119,059)
Dover Corp.	2,094	(119,735)
Deere & Co.	1,620	(119,880)
Amphenol Corp. — Class A	2,382	(121,387)
Jacobs Engineering Group, Inc.*	3,250	(121,648)
Illinois Tool Works, Inc.	1,486	(122,313)
Stanley Black & Decker, Inc.	1,270	(123,165)
Kansas City Southern	1,358	(123,415)
Wabtec Corp.	1,402	(123,446)
Zebra Technologies Corp. — Class A*	1,620	(124,011)
Fluor Corp.	2,935	(124,297)
Middleby Corp.*	1,189	(125,071)
Snap-on, Inc.	830	(125,280)
KBR, Inc.	7,611	(126,799)
Lockheed Martin Corp.	633	(131,227)
AECOM*	4,901	(134,827)
AMERCO	347	(136,534)
Jabil Circuit, Inc.	6,750	(150,997)
Total Industrial		(4,996,936)

Total Common Stock Sold Short
(Proceeds $25,743,374)		(22,025,298)
Total Securities Sold Short- (40.4)%
(Proceeds $25,743,374)		$(22,025,298)
Other Assets & Liabilities, net - 47.6%		25,658,605
Total Net Assets - 100.0%		$53,920,086

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as short security collateral at September 30, 2015.
[2]	Affiliated issuer — See Note 10.
[3]	Repurchase Agreements — See Note 5.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LONG SHORT EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $45,457,411)	$42,933,350
Investments in affiliated issuers, at value (cost $3,070,875)	3,059,989
Repurchase agreements, at value (cost $4,293,440)	4,293,440
Total investments (cost $52,821,726)	50,286,779
Segregated cash with broker	25,741,165
Cash	4,232
Receivables:
Dividends	50,650
Fund shares sold	23,981
Foreign taxes reclaim	792
Securities lending income	45
Interest	5
Total assets	76,107,649

Liabilities:
Securities sold short, at value (proceeds $25,743,374)	22,025,298
Payable for:
Management fees	39,556
Fund shares redeemed	37,269
Distribution and service fees	22,162
Transfer agent and administrative fees	10,988
Portfolio accounting fees	4,395
Securities purchased	2,071
Miscellaneous	45,824
Total liabilities	22,187,563
Commitments and contingent liabilities (Note 13)	—
Net assets	$53,920,086

Net assets consist of:
Paid in capital	$119,607,243
Accumulated net investment loss	(500,165)
Accumulated net realized loss on investments	(66,370,121)
Net unrealized appreciation on investments	1,183,129
Net assets	$53,920,086

A-Class:
Net assets	$12,600,830
Capital shares outstanding	807,166
Net asset value per share	$15.61
Maximum offering price per share (Net asset value divided by 95.25%)	$16.39

C-Class:
Net assets	$17,917,748
Capital shares outstanding	1,271,624
Net asset value per share	$14.09

P-Class
Net assets	$22,970,314
Capital shares outstanding	1,466,676
Net asset value per share	$15.66

Institutional Class
Net assets	$431,194
Capital shares outstanding	27,221
Net asset value per share	$15.84

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $1,289)	$315,611
Income from securities lending, net	14,215
Dividends from securities of affiliated issuers	14,123
Interest	791
Total investment income	344,740

Expenses:
Management fees	229,698
Transfer agent and administrative fees	63,805
Distribution and service fees:
A-Class	12,601
C-Class	95,829
P-Class**	26,849
Portfolio accounting fees	25,522
Short sales dividend expense	152,304
Prime broker interest expense	38,253
Custodian fees	3,965
Trustees’ fees*	1,559
Miscellaneous	30,361
Total expenses	680,746
Net investment loss	(336,006)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(64,316)
Futures contracts	(30,898)
Securities sold short	(65,370)
Net realized loss	(160,584)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(4,578,805)
Investments in affiliated issuers	(10,886)
Securities sold short	3,226,016
Net change in unrealized appreciation (depreciation)	(1,363,675)
Net realized and unrealized loss	(1,524,259)
Net decrease in net assets resulting from operations	$(1,860,265)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
**	H-Class shares redesignated as P-Class shares effective following the close of business on April 30, 2015 — See Note 14.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

LONG SHORT EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(336,006)	$(353,812)
Net realized gain (loss) on investments	(160,584)	3,614,279
Net change in unrealized appreciation (depreciation) on investments	(1,363,675)	(437,260)
Net increase (decrease) in net assets resulting from operations	(1,860,265)	2,823,207

Capital share transactions:
Proceeds from sale of shares
A-Class	9,501,737	2,265,846
C-Class	190,589	789,638
P-Class*	9,609,660	3,875,899
Institutional Class	149,752	380,674
Cost of shares redeemed
A-Class	(2,567,692)	(4,148,005)
C-Class	(1,505,421)	(4,392,338)
P-Class*	(5,925,554)	(14,347,395)
Institutional Class	(9,497)	(116,016)
Net increase (decrease) from capital share transactions	9,443,574	(15,691,697)
Net increase (decrease) in net assets	7,583,309	(12,868,490)

Net assets:
Beginning of period	46,336,777	59,205,267
End of period	$53,920,086	$46,336,777
Accumulated net investment loss at end of period	$(500,165)	$(164,159)

Capital share activity:
Shares sold
A-Class	595,041	147,669
C-Class	13,202	58,483
P-Class*	601,733	251,585
Institutional Class	9,354	25,112
Shares redeemed
A-Class	(163,123)	(273,585)
C-Class	(104,463)	(320,706)
P-Class*	(370,037)	(953,740)
Institutional Class	(585)	(7,468)
Net increase (decrease) in shares	581,122	(1,072,650)

*	H-Class shares redesignated as P-Class shares effective following the close of business on April 30, 2015 — See Note 14.

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LONG SHORT EQUITY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$16.16	$15.07	$13.48	$13.28	$14.28	$12.59
Income (loss) from investment operations:
Net investment income (loss)[c]	(.08)	(.06)	(.13)	(.05)	.03	(.04)
Net gain (loss) on investments (realized and unrealized)	(.47)	1.15	1.72	.30	(1.03)	1.73
Total from investment operations	(.55)	1.09	1.59	.25	(1.00)	1.69
Less distributions from:
Net investment income	—	—	—	(.05)	—	—
Total distributions	—	—	—	(.05)	—	—
Redemption fees collected	—	—	—	—	—	— [d]
Net asset value, end of period	$15.61	$16.16	$15.07	$13.48	$13.28	$14.28

Total Return[e]	(3.40%)	7.23%	11.80%	1.89%	(7.00%)	13.42%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,601	$6,063	$7,552	$13,106	$16,510	$25,447
Ratios to average net assets:
Net investment income (loss)	(1.05%)	(0.42%)	(0.91%)	(0.35%)	0.21%	(0.33%)
Total expenses[g,h]	2.43%	2.17%	2.34%	1.92%	1.66%	1.71%
Portfolio turnover rate	115%	331%	256%	183%	190%	231%

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$14.64	$13.76	$12.40	$12.31	$13.33	$11.85
Income (loss) from investment operations:
Net investment income (loss)[c]	(.13)	(.16)	(.24)	(.14)	(.07)	(.13)
Net gain (loss) on investments (realized and unrealized)	(.42)	1.04	1.60	.28	(.95)	1.61
Total from investment operations	(.55)	.88	1.36	.14	(1.02)	1.48
Less distributions from:
Net investment income	—	—	—	(.05)	—	—
Total distributions	—	—	—	(.05)	—	—
Redemption fees collected	—	—	—	—	—	— [d]
Net asset value, end of period	$14.09	$14.64	$13.76	$12.40	$12.31	$13.33

Total Return[e]	(3.76%)	6.40%	10.97%	1.14%	(7.65%)	12.49%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,918	$19,952	$22,354	$23,554	$32,503	$50,381
Ratios to average net assets:
Net investment income (loss)	(1.79%)	(1.16%)	(1.79%)	(1.12%)	(0.54%)	(1.08%)
Total expenses[g,h]	3.12%	2.92%	3.11%	2.69%	2.41%	2.46%
Portfolio turnover rate	115%	331%	256%	183%	190%	231%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

LONG SHORT EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class*	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
Per Share Data
Net asset value, beginning of period	$16.21	$15.12	$13.53	$13.33	$14.32	$12.63
Income (loss) from investment operations:
Net investment income (loss)[c]	(.08)	(.07)	(.16)	(.04)	.03	(.04)
Net gain (loss) on investments (realized and unrealized)	(.47)	1.16	1.75	.29	(1.02)	1.73
Total from investment operations	(.55)	1.09	1.59	.25	(.99)	1.69
Less distributions from:
Net investment income	—	—	—	(.05)	—	—
Total distributions	—	—	—	(.05)	—	—
Redemption fees collected	—	—	—	—	—	— [d]
Net asset value, end of period	$15.66	$16.21	$15.12	$13.53	$13.33	$14.32

Total Return[e]	(3.39%)	7.21%	11.75%	1.88%	(6.91%)	13.38%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,970	$20,020	$29,287	$26,257	$54,589	$87,212
Ratios to average net assets:
Net investment income (loss)	(1.03%)	(0.43%)	(1.07%)	(0.29%)	0.20%	(0.31%)
Total expenses[g,h]	2.38%	2.17%	2.36%	1.88%	1.66%	1.70%
Portfolio turnover rate	115%	331%	256%	183%	190%	231%

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LONG SHORT EQUITY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Period Ended March 31, 2012[b]
Per Share Data
Net asset value, beginning of period	$16.38	$15.24	$13.60	$13.33	$12.39
Income (loss) from investment operations:
Net investment income (loss)[c]	(.06)	(—)[f]	(.12)	(.02)	.06
Net gain (loss) on investments (realized and unrealized)	(.48)	1.14	1.76	.31	.88
Total from investment operations	(.54)	1.14	1.64	.29	.94
Less distributions from:
Net investment income	—	—	—	(.02)	—
Total distributions	—	—	—	(.02)	—
Net asset value, end of period	$15.84	$16.38	$15.24	$13.60	$13.33

Total Return[e]	(3.30%)	7.48%	12.06%	2.15%	7.59%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$431	$302	$12	$11	$11
Ratios to average net assets:
Net investment income (loss)	(0.77%)	(0.01%)	(0.82%)	(0.17%)	1.29%
Total expenses[g,h]	2.14%	1.95%	2.11%	1.72%	1.36%
Portfolio turnover rate	115%	331%	256%	183%	190%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: November 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Redemption fees collected are less than $0.01 per share.
[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[f]	Net investment income (loss) is less than $0.01 per share.
[g]	Does not include expenses of the underlying funds in which the Fund invests.
[h]	Excluding interest and dividend expense related to short sales, the operating ratios for the years or periods presented would be:

	09/30/15	03/31/15	03/31/14	03/28/13	03/31/12	03/31/11
A-Class	1.64%	1.66%	1.68%	1.65%	1.66%	1.69%
C-Class	2.39%	2.41%	2.42%	2.40%	2.41%	2.44%
P-Class	1.64%	1.66%	1.67%	1.65%	1.66%	1.69%
Institutional Class	1.39%	1.40%	1.42%	1.41%	N/A	N/A

*	H-Class shares redesignated as P-Class shares effective following the close of business on April 30, 2015 — See Note 14.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

FUND PROFILE (Unaudited)	September 30, 2015

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

OBJECTIVE: Seeks to achieve capital growth.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	June 30, 2010
C-Class	June 30, 2010
P-Class	June 30, 2010
Institutional Class	June 30, 2010

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	25.9%
Guggenheim Strategy Fund I	25.8%
iShares iBoxx $ High Yield Corporate Bond ETF	23.0%
Valeant Pharmaceuticals International, Inc.	0.2%
Royal Bank of Scotland Group plc ADR	0.2%
General Motors Co.	0.2%
Netflix, Inc.	0.2%
HCA Holdings, Inc.	0.1%
T-Mobile US, Inc.	0.1%
Petroleo Brasileiro S.A. ADR	0.1%
Top Ten Total	75.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

	Shares	Value

COMMON STOCKS† - 8.0%

Consumer, Cyclical - 1.8%
General Motors Co.	440	$13,208
American Airlines Group, Inc.	190	7,378
L Brands, Inc.	80	7,211
Hilton Worldwide Holdings, Inc.	280	6,423
United Continental Holdings, Inc.*	110	5,836
Royal Caribbean Cruises Ltd.	60	5,345
Dollar Tree, Inc.*	70	4,666
Fiat Chrysler Automobiles N.V.*	350	4,623
Best Buy Company, Inc.	100	3,712
Norwegian Cruise Line Holdings Ltd.*	60	3,438
Liberty Interactive Corporation QVC Group — Class A*	130	3,410
Hanesbrands, Inc.	110	3,184
MGM Resorts International*	160	2,952
DR Horton, Inc.	100	2,936
Jarden Corp.*	60	2,933
Lennar Corp. — Class A	60	2,888
Foot Locker, Inc.	40	2,879
Darden Restaurants, Inc.	40	2,742
LKQ Corp.*	90	2,553
Goodyear Tire & Rubber Co.	80	2,347
Lear Corp.	20	2,176
PVH Corp.	20	2,039
PulteGroup, Inc.	100	1,887
HD Supply Holdings, Inc.*	60	1,717
Toll Brothers, Inc.*	50	1,711
Rite Aid Corp.*	280	1,700
Wynn Resorts Ltd.	30	1,594
Penske Automotive Group, Inc.	30	1,452
Brunswick Corp.	30	1,437
Tempur Sealy International, Inc.*	20	1,429
Michaels Companies, Inc.*	60	1,386
Six Flags Entertainment Corp.	30	1,374
GameStop Corp. — Class A	30	1,236
Scotts Miracle-Gro Co. — Class A	20	1,216
Cedar Fair, LP	20	1,052
Office Depot, Inc.*	160	1,027
Extended Stay America, Inc.	60	1,007
Cinemark Holdings, Inc.	30	974
Choice Hotels International, Inc.	20	953
Sally Beauty Holdings, Inc.*	40	950
Carter’s, Inc.	10	906
Tenneco, Inc.*	20	895
Gaming and Leisure Properties, Inc.	30	891
Vista Outdoor, Inc.*	20	889
Group 1 Automotive, Inc.	10	852
JC Penney Company, Inc.*	90	836
Asbury Automotive Group, Inc.*	10	812
Cooper Tire & Rubber Co.	20	790
AMC Entertainment Holdings, Inc. — Class A	30	756
Regal Entertainment Group — Class A	40	748
Wendy’s Co.	80	692
Sears Holdings Corp.*	30	678
Pinnacle Entertainment, Inc.*	20	677
CST Brands, Inc.	20	673
TRI Pointe Group, Inc.*	50	655
Wolverine World Wide, Inc.	30	649
CalAtlantic Group, Inc.*	80	640
Dana Holding Corp.	40	635
Ferrellgas Partners, LP	30	593
Outerwall, Inc.	10	569
Taylor Morrison Home Corp. — Class A*	30	560
Boyd Gaming Corp.*	30	489
WESCO International, Inc.*	10	465
Men’s Wearhouse, Inc.	10	425
Metaldyne Performance Group, Inc.	20	420
Ryland Group, Inc.	10	408
KB Home	30	407
First Cash Financial Services, Inc.*	10	401
American Axle & Manufacturing Holdings, Inc.*	20	399
Interval Leisure Group, Inc.	20	367
Meritage Homes Corp.*	10	365
DreamWorks Animation SKG, Inc. — Class A*	20	349
Penn National Gaming, Inc.*	20	336
Meritor, Inc.*	30	319
Mobile Mini, Inc.	10	308
Caleres, Inc.	10	305
National CineMedia, Inc.	20	268
MDC Holdings, Inc.	10	262
Navistar International Corp.*	20	254
Conn’s, Inc.*	10	240
M/I Homes, Inc.*	10	236
WCI Communities, Inc.*	10	226
Scientific Games Corp. — Class A*	20	209
William Lyon Homes — Class A*	10	206
Sonic Automotive, Inc. — Class A	10	204
Carmike Cinemas, Inc.*	10	201
Isle of Capri Casinos, Inc.*	10	174
H&E Equipment Services, Inc.	10	167
Beazer Homes USA, Inc.*	10	133
Ruby Tuesday, Inc.*	20	124
Carrols Restaurant Group, Inc.*	10	119
Gol Linhas Aereas Inteligentes S.A. ADR*	100	97
Eldorado Resorts, Inc.*	10	90
Hovnanian Enterprises, Inc. — Class A*	40	71
Titan International, Inc.	10	66
Christopher & Banks Corp.*	10	11
Total Consumer, Cyclical		143,498

Consumer, Non-cyclical - 1.5%
Valeant Pharmaceuticals International, Inc.*	90	16,054
HCA Holdings, Inc.*	120	9,283
Constellation Brands, Inc. — Class A	60	7,513
Fresenius Medical Care AG & Company KGaA ADR	180	7,022

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

	Shares	Value

ConAgra Foods, Inc.	120	$4,861
DaVita HealthCare Partners, Inc.*	60	4,340
Endo International plc*	60	4,157
Universal Health Services, Inc. — Class B	30	3,744
Grifols S.A. ADR	120	3,648
Hologic, Inc.*	80	3,130
Sabre Corp.	80	2,174
Quintiles Transnational Holdings, Inc.*	30	2,087
Hertz Global Holdings, Inc.*	120	2,007
WhiteWave Foods Co. — Class A*	50	2,007
Mallinckrodt plc*	30	1,918
Spectrum Brands Holdings, Inc.	20	1,830
United Rentals, Inc.*	30	1,802
Edgewell Personal Care Co.	20	1,631
Centene Corp.*	30	1,627
Service Corporation International	60	1,626
ADT Corp.	50	1,495
Pilgrim’s Pride Corp.	70	1,455
Live Nation Entertainment, Inc.*	60	1,442
ServiceMaster Global Holdings, Inc.*	40	1,342
Acadia Healthcare Company, Inc.*	20	1,325
Avis Budget Group, Inc.*	30	1,310
Community Health Systems, Inc.*	30	1,283
Pinnacle Foods, Inc.	30	1,256
Teleflex, Inc.	10	1,242
Health Net, Inc.*	20	1,204
Post Holdings, Inc.*	20	1,182
HealthSouth Corp.	30	1,151
Tenet Healthcare Corp.*	30	1,108
Hill-Rom Holdings, Inc.	20	1,040
Alere, Inc.*	20	963
RR Donnelley & Sons Co.	60	874
WEX, Inc.*	10	868
WellCare Health Plans, Inc.*	10	862
Horizon Pharma plc*	40	793
TreeHouse Foods, Inc.*	10	778
Amsurg Corp. — Class A*	10	777
Cimpress N.V.*	10	761
B&G Foods, Inc.	20	729
Vector Group Ltd.	32	724
LifePoint Health, Inc.*	10	709
CEB, Inc.	10	684
Sotheby’s	20	640
Owens & Minor, Inc.	20	639
Darling Ingredients, Inc.*	50	562
Deluxe Corp.	10	557
SUPERVALU, Inc.*	70	503
Dean Foods Co.	30	496
Ingles Markets, Inc. — Class A	10	478
Prestige Brands Holdings, Inc.*	10	452
Select Medical Holdings Corp.	40	432
FTI Consulting, Inc.*	10	415
AMAG Pharmaceuticals, Inc.*	10	397
Avon Products, Inc.	110	358
Cardtronics, Inc.*	10	327
Surgical Care Affiliates, Inc.*	10	327
Cott Corp.	30	325
Kindred Healthcare, Inc.	20	315
Diamond Foods, Inc.*	10	309
Revlon, Inc. — Class A*	10	295
ExamWorks Group, Inc.*	10	292
StoneMor Partners, LP	10	273
Rent-A-Center, Inc.	10	243
ACCO Brands Corp.*	30	212
Hanger, Inc.*	10	136
Quad/Graphics, Inc.	10	121
Elizabeth Arden, Inc.*	10	117
Everi Holdings, Inc.*	20	103
Great Lakes Dredge & Dock Corp.*	20	101
BioScrip, Inc.*	20	37
Total Consumer, Non-cyclical		119,280

Communications - 1.2%
Netflix, Inc.*	120	12,391
T-Mobile US, Inc.*	220	8,758
DISH Network Corp. — Class A*	130	7,583
Nokia Oyj ADR	1,050	7,119
Telecom Italia SpA ADR*	500	6,140
Sirius XM Holdings, Inc.*	1,500	5,610
Charter Communications, Inc. — Class A*	30	5,275
Expedia, Inc.	40	4,707
Nielsen Holdings plc	100	4,447
Level 3 Communications, Inc.*	100	4,369
CenturyLink, Inc.	160	4,019
Alcatel-Lucent ADR*	800	2,920
Cablevision Systems Corp. — Class A	80	2,598
VeriSign, Inc.*	30	2,117
CDW Corp.	50	2,043
Zayo Group Holdings, Inc.*	70	1,775
Frontier Communications Corp.	320	1,520
CommScope Holding Company, Inc.*	50	1,501
AMC Networks, Inc. — Class A*	20	1,463
IAC/InterActiveCorp	20	1,305
EchoStar Corp. — Class A*	30	1,291
Starz — Class A*	30	1,120
Tribune Media Co. — Class A	30	1,068
Sinclair Broadcast Group, Inc. — Class A	30	760
Clear Channel Outdoor Holdings, Inc. — Class A*	100	713
United States Cellular Corp.*	20	709
j2 Global, Inc.	10	709
ViaSat, Inc.*	10	643
New York Times Co. — Class A	50	591
Anixter International, Inc.*	10	578
NeuStar, Inc. — Class A*	20	545
Plantronics, Inc.	10	509
Nexstar Broadcasting Group, Inc. — Class A	10	474

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

	Shares	Value

West Corp.	20	$448
Media General, Inc.*	30	420
DigitalGlobe, Inc.*	20	380
Bankrate, Inc.*	30	311
Cogent Communications Holdings, Inc.	10	272
Gray Television, Inc.*	20	255
EarthLink Holdings Corp.	30	233
Consolidated Communications Holdings, Inc.	10	193
Cincinnati Bell, Inc.*	60	187
MDC Partners, Inc. — Class A	10	184
Windstream Holdings, Inc.	30	184
General Communication, Inc. — Class A*	10	173
HC2 Holdings, Inc.*	10	70
Cumulus Media, Inc. — Class A*	70	49
Total Communications		100,729

Financial - 0.9%
Royal Bank of Scotland Group plc ADR*	1,620	15,454
Crown Castle International REIT Corp.	90	7,097
Discover Financial Services	120	6,239
Equinix, Inc.	20	5,468
Ally Financial, Inc.*	140	2,853
Icahn Enterprises, LP	40	2,681
CIT Group, Inc.	60	2,402
Unum Group	70	2,245
E*TRADE Financial Corp.*	80	2,106
Credit Acceptance Corp.*	10	1,969
AerCap Holdings N.V.*	50	1,912
Iron Mountain REIT, Inc.	60	1,861
Lazard Ltd. — Class A	40	1,732
Lamar Advertising Co. — Class A	30	1,565
Realogy Holdings Corp.*	40	1,505
Navient Corp.	110	1,237
Synovus Financial Corp.	40	1,184
Howard Hughes Corp.*	10	1,147
First Niagara Financial Group, Inc.	100	1,021
American Capital Ltd.*	80	973
Radian Group, Inc.	60	955
CNO Financial Group, Inc.	50	941
Popular, Inc.	30	907
Corrections Corporation of America	30	886
Outfront Media, Inc.	40	832
Hanover Insurance Group, Inc.	10	777
Medical Properties Trust, Inc.	70	774
CoreLogic, Inc.*	20	745
Kennedy-Wilson Holdings, Inc.	30	665
CyrusOne, Inc.	20	653
Genworth Financial, Inc. — Class A*	140	647
GEO Group, Inc.	20	595
DuPont Fabros Technology, Inc.	20	518
Ryman Hospitality Properties, Inc.	10	492
Sabra Health Care REIT, Inc.	20	464
QTS Realty Trust, Inc. — Class A	10	437
Ladder Capital Corp. — Class A	30	430
Nationstar Mortgage Holdings, Inc.*	30	416
Aircastle Ltd.	20	412
KCG Holdings, Inc. — Class A*	30	329
Potlatch Corp.	10	288
FelCor Lodging Trust, Inc.	40	283
PHH Corp.*	20	282
Ocwen Financial Corp.*	40	268
iStar, Inc.*	20	252
Walter Investment Management Corp.*	10	163
Fly Leasing Ltd. ADR	10	132
Forestar Group, Inc.*	10	132
Enova International, Inc.*	10	102
Total Financial		77,428

Energy - 0.9%
Petroleo Brasileiro S.A. ADR*	1,790	7,787
Williams Companies, Inc.	210	7,738
Energy Transfer Equity, LP	300	6,243
Concho Resources, Inc.*	30	2,948
Tesoro Corp.	30	2,916
Cheniere Energy Partners, LP	100	2,634
MarkWest Energy Partners, LP	60	2,575
ONEOK, Inc.	60	1,932
Antero Resources Corp.*	80	1,693
Newfield Exploration Co.*	50	1,645
Range Resources Corp.	50	1,606
Targa Resources Partners, LP	50	1,452
Chesapeake Energy Corp.	190	1,393
Tesoro Logistics, LP	30	1,350
Equities Midstream Partners, LP	20	1,327
Western Refining, Inc.	30	1,324
Transocean Ltd.	100	1,292
Diamondback Energy, Inc.*	20	1,292
Genesis Energy, LP	30	1,150
Energen Corp.	20	997
Whiting Petroleum Corp.*	60	916
NuStar Energy, LP	20	896
Gulfport Energy Corp.*	30	890
Memorial Resource Development Corp.*	50	879
Boardwalk Pipeline Partners, LP	70	824
CVR Energy, Inc.	20	821
DCP Midstream Partners, LP	30	725
Northern Tier Energy, LP	30	684
Sunoco, LP	20	677
Suburban Propane Partners, LP	20	657
Rice Energy, Inc.*	40	646
SM Energy Co.	20	641
QEP Resources, Inc.	50	627
RSP Permian, Inc.*	30	608
NGL Energy Partners, LP	30	599
CONSOL Energy, Inc.	60	587
Holly Energy Partners, LP	20	581
TerraForm Power, Inc. — Class A	40	569
Laredo Petroleum, Inc.*	60	566

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

	Shares	Value

PBF Energy, Inc. — Class A	20	$565
Murphy USA, Inc.*	10	550
PDC Energy, Inc.*	10	530
WPX Energy, Inc.*	80	530
Calumet Specialty Products Partners, LP	20	486
SemGroup Corp. — Class A	10	432
Matador Resources Co.*	20	415
Exterran Holdings, Inc.	20	359
Summit Midstream Partners, LP	20	354
Oasis Petroleum, Inc.*	40	347
Exterran Partners, LP	20	329
Crestwood Midstream Partners, LP	50	309
Carrizo Oil & Gas, Inc.*	10	305
McDermott International, Inc.*	70	301
Precision Drilling Corp.	80	298
Atwood Oceanics, Inc.	20	296
Bristow Group, Inc.	10	262
Ultra Petroleum Corp.*	40	256
Forum Energy Technologies, Inc.*	20	244
Denbury Resources, Inc.	100	244
Rose Rock Midstream, LP	10	243
Western Refining Logistics, LP	10	209
Baytex Energy Corp.	60	192
PBF Logistics, LP	10	172
SunCoke Energy, Inc.	20	156
Vanguard Natural Resources LLC	20	152
CSI Compressco, LP	10	125
Sanchez Energy Corp.*	20	123
BreitBurn Energy Partners, LP	60	122
Eclipse Resources Corp.*	60	117
Unit Corp.*	10	113
SunCoke Energy Partners, LP	10	111
Peabody Energy Corp.	80	110
Natural Resource Partners, LP	40	102
Stone Energy Corp.*	20	99
Memorial Production Partners, LP	20	96
Jones Energy, Inc. — Class A*	20	96
Northern Oil and Gas, Inc.*	20	88
Ocean Rig UDW, Inc.	40	85
Atlas Resource Partners, LP	30	84
Legacy Reserves, LP	20	82
LinnCo LLC	30	81
Parker Drilling Co.*	30	79
Pacific Drilling S.A.*	60	75
Gulfmark Offshore, Inc. — Class A	10	61
W&T Offshore, Inc.	20	60
EV Energy Partners, LP	10	60
Cloud Peak Energy, Inc.*	20	53
Pioneer Energy Services Corp.*	20	42
Rex Energy Corp.*	20	41
Bonanza Creek Energy, Inc.*	10	41
Basic Energy Services, Inc.*	10	33
Bill Barrett Corp.*	10	33
Triangle Petroleum Corp.*	20	28
Seventy Seven Energy, Inc.*	20	28
PetroQuest Energy, Inc.*	20	23
Gastar Exploration, Inc.*	20	23
Comstock Resources, Inc.	10	19
Approach Resources, Inc.*	10	19
Total Energy		75,575

Industrial - 0.7%
TransDigm Group, Inc.*	20	4,247
SBA Communications Corp. — Class A*	40	4,189
Vulcan Materials Co.	40	3,567
Martin Marietta Materials, Inc.	20	3,039
Sealed Air Corp.	60	2,813
Masco Corp.	100	2,518
Ball Corp.	40	2,487
Sensata Technologies Holding N.V.*	50	2,217
Spirit AeroSystems Holdings, Inc. — Class A*	40	1,934
Crown Holdings, Inc.*	40	1,830
Flextronics International Ltd.*	160	1,686
Orbital ATK, Inc.	20	1,437
Owens Corning	30	1,258
Graphic Packaging Holding Co.	90	1,151
Jabil Circuit, Inc.	50	1,119
AECOM*	40	1,100
Huntington Ingalls Industries, Inc.	10	1,072
USG Corp.*	40	1,065
Silgan Holdings, Inc.	20	1,041
Trinity Industries, Inc.	40	907
Berry Plastics Group, Inc.*	30	902
Clean Harbors, Inc.*	20	879
Owens-Illinois, Inc.*	40	829
Zebra Technologies Corp. — Class A*	10	766
Oshkosh Corp.	20	727
Dycom Industries, Inc.*	10	724
XPO Logistics, Inc.*	30	715
Covanta Holding Corp.	40	698
Greif, Inc. — Class A	20	638
Masonite International Corp.*	10	606
Manitowoc Company, Inc.	40	600
Teekay Corp.	20	593
Louisiana-Pacific Corp.*	40	570
Summit Materials, Inc. — Class A*	30	563
Moog, Inc. — Class A*	10	541
Terex Corp.	30	538
EnerSys	10	536
Hillenbrand, Inc.	20	520
Belden, Inc.	10	467
Sanmina Corp.*	20	427
Triumph Group, Inc.	10	421
EnPro Industries, Inc.	10	392
Builders FirstSource, Inc.*	30	380
Headwaters, Inc.*	20	376
Actuant Corp. — Class A	20	368

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2015
EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

	Shares	Value

SPX FLOW, Inc.*	10	$344
Aerojet Rocketdyne Holdings, Inc.*	20	324
MasTec, Inc.*	20	317
Trinseo S.A.*	10	253
Boise Cascade Co.*	10	252
Martin Midstream Partners, LP	10	244
Ply Gem Holdings, Inc.*	20	234
NCI Building Systems, Inc.*	20	211
Briggs & Stratton Corp.	10	193
Gibraltar Industries, Inc.*	10	184
Harsco Corp.	20	181
Tutor Perini Corp.*	10	165
Griffon Corp.	10	158
LSB Industries, Inc.*	10	153
Era Group, Inc.*	10	150
Navios Maritime Acquisition Corp.	40	141
Hornbeck Offshore Services, Inc.*	10	135
SPX Corp.	10	119
General Cable Corp.	10	119
Kratos Defense & Security Solutions, Inc.*	20	84
Navios Maritime Holdings, Inc.	30	75
Casella Waste Systems, Inc. — Class A*	10	58
AM Castle & Co.*	10	22
Total Industrial		59,569

Technology - 0.4%
Activision Blizzard, Inc.	200	6,177
NXP Semiconductor N.V.*	70	6,095
Micron Technology, Inc.*	310	4,644
Freescale Semiconductor Ltd.*	90	3,292
IHS, Inc. — Class A*	20	2,320
SS&C Technologies Holdings, Inc.	30	2,101
MSCI, Inc. — Class A	30	1,784
Nuance Communications, Inc.*	90	1,473
Open Text Corp.	30	1,343
Brocade Communications Systems, Inc.	120	1,246
NCR Corp.*	50	1,138
Solera Holdings, Inc.	20	1,080
Leidos Holdings, Inc.	20	826
ACI Worldwide, Inc.*	30	634
Entegris, Inc.*	40	528
MedAssets, Inc.*	20	401
Amkor Technology, Inc.*	70	314
Unisys Corp.*	10	119
Magnachip Semiconductor Corp.*	10	66
Total Technology		35,581

Utilities - 0.3%
Exelon Corp.	240	7,128
PPL Corp.	190	6,249
FirstEnergy Corp.	120	3,757
AES Corp.	190	1,860
Calpine Corp.*	100	1,459
NRG Energy, Inc.	90	1,337
AmeriGas Partners, LP	30	1,246
Dynegy, Inc.*	40	827
NRG Yield, Inc. — Class A	50	558
Global Partners, LP	10	283
Total Utilities		24,704

Basic Materials - 0.3%
Alcoa, Inc.	360	3,477
ArcelorMittal	470	2,420
Celanese Corp. — Class A	40	2,367
Ashland, Inc.	20	2,012
WR Grace & Co.*	20	1,861
Steel Dynamics, Inc.	70	1,202
Compass Minerals International, Inc.	10	784
Platform Specialty Products Corp.*	60	759
Huntsman Corp.	70	678
Eldorado Gold Corp.	210	675
PolyOne Corp.	20	587
Chemtura Corp.*	20	572
Kinross Gold Corp.*	330	568
Clearwater Paper Corp.*	10	473
Allegheny Technologies, Inc.	30	425
United States Steel Corp.	40	416
Commercial Metals Co.	30	407
New Gold, Inc.*	150	341
Olin Corp.	20	336
A. Schulman, Inc.	10	325
Axiall Corp.	20	314
Resolute Forest Products, Inc.*	30	249
Hecla Mining Co.	110	217
Koppers Holdings, Inc.	10	202
Mercer International, Inc.	20	201
IAMGOLD Corp.*	120	196
Constellium N.V. — Class A*	30	182
Kraton Performance Polymers, Inc.*	10	179
PH Glatfelter Co.	10	172
Tronox Ltd. — Class A	30	131
AK Steel Holding Corp.*	50	121
Rentech Nitrogen Partners, LP	10	118
Coeur Mining, Inc.*	40	113
Cliffs Natural Resources, Inc.	40	98
Century Aluminum Co.*	20	92
Horsehead Holding Corp.*	20	61
Total Basic Materials		23,331

Diversified - 0.0%
Leucadia National Corp.	100	2,026
HRG Group, Inc.*	60	704
Total Diversified		2,730

Total Common Stocks
(Cost $704,365)		662,425

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2015
EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

	Shares	Value

EXCHANGE-TRADED FUNDS† - 23.0%
iShares iBoxx $ High Yield Corporate Bond ETF	22,700	$1,890,682
Total Exchange-Traded Funds
(Cost $1,984,812)		1,890,682

MUTUAL FUNDS† - 51.6%
Guggenheim Strategy Fund II1	85,864	2,133,721
Guggenheim Strategy Fund I1	85,389	2,124,478
Total Mutual Funds
(Cost $4,271,347)		4,258,199

	Face Amount

REPURCHASE AGREEMENTS††,2 - 2.4%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$111,798	111,798
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	42,792	42,792
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	40,160	40,160
Total Repurchase Agreements
(Cost $194,750)		194,750

Total Investments - 85.0%
(Cost $7,155,274)		$7,006,056
Other Assets & Liabilities, net - 15.0%		1,240,200
Total Net Assets - 100.0%		$8,246,256

	Contracts	Unrealized Gain (Loss)

INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2015 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $3,254,344)	27	$19,999

EQUITY FUTURES CONTRACTS PURCHASED†
December 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $766,640)	7	$(38,202)

Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse International LLC March 2016 Credit Suisse Merger Arbitrage Liquid Index Swap, Terminating 03/18/16[3] (Notional Value $5,834,545)	5,341	$(42,404)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS PROTECTION SOLD††,4
Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Received	Unrealized Depreciation
CDX.HY-25 Index	Barclays Bank plc	5.00%	12/20/20	$ 1,000,000	$ (999,362)	$ (554)	$ (84)
CDX.HY-25 Index	Goldman Sachs International	5.00%	12/20/20	3,300,000	(3,297,894)	(1,827)	(278)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 10.
[2]	Repurchase Agreements — See Note 5.
[3]	Total Return based on Credit Suisse Merger Arbitrage Liquid Index +/- financing at a variable rate.
[4]	Credit Default Swaps — See Note 2.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $2,689,177)	$2,553,107
Investments in affiliated issuers, at value (cost $4,271,347)	4,258,199
Repurchase agreements, at value (cost $194,750)	194,750
Total investments (cost $7,155,274)	7,006,056
Segregated cash with broker	1,323,080
Receivables:
Variation margin	11,338
Protection fees on credit default swaps	5,973
Dividends	4,448
Investment adviser	679
Foreign taxes reclaim	54
Fund shares sold	24
Total assets	8,351,652

Liabilities:
Unrealized depreciation on swap agreements	42,766
Unamortized upfront premiums received on credit default swaps	2,381
Payable for:
Fund shares redeemed	35,751
Management fees	6,302
Securities purchased	4,125
Transfer agent and administrative fees	1,750
Distribution and service fees	1,576
Portfolio accounting fees	700
Miscellaneous	10,045
Total liabilities	105,396
Commitments and contingent liabilities (Note 13)	—
Net assets	$8,246,256

Net assets consist of:
Paid in capital	$9,109,782
Undistributed net investment income	117,062
Accumulated net realized loss on investments	(770,401)
Net unrealized depreciation on investments	(210,187)
Net assets	$8,246,256

A-Class:
Net assets	$953,465
Capital shares outstanding	37,863
Net asset value per share	$25.18
Maximum offering price per share (Net asset value divided by 95.25%)	$26.44

C-Class:
Net assets	$946,236
Capital shares outstanding	39,301
Net asset value per share	$24.08

P-Class:
Net assets	$2,438,186
Capital shares outstanding	96,820
Net asset value per share	$25.18

Institutional Class
Net assets	$3,908,369
Capital shares outstanding	152,989
Net asset value per share	$25.55

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $151)	$63,203
Dividends from securities of affiliated issuers	20,225
Income from securities lending, net	827
Interest	116
Total investment income	84,371

Expenses:
Management fees	42,577
Transfer agent and administrative fees	11,827
Distribution and service fees:
A-Class	1,472
C-Class	5,623
P-Class**	4,051
Portfolio accounting fees	4,731
Licensing fees	16,558
Custodian fees	544
Trustees’ fees*	326
Miscellaneous	5,295
Total expenses	93,004
Less:
Expenses waived by Adviser	(4,488)
Net expenses	88,516
Net investment loss	(4,145)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	3,456
Swap agreements	(174,574)
Futures contracts	33,617
Net realized loss	(137,501)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(286,400)
Investments in affiliated issuers	(13,148)
Swap agreements	(58,356)
Futures contracts	(74,358)
Net change in unrealized appreciation (depreciation)	(432,262)
Net realized and unrealized loss	(569,763)
Net decrease in net assets resulting from operations	$(573,908)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
**	H-Class shares redesignated as P-Class shares effective following the close of business on April 30, 2015 — See Note 14.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(4,145)	$(122,551)
Net realized loss on investments	(137,501)	(459,938)
Net change in unrealized appreciation (depreciation) on investments	(432,262)	317,978
Net decrease in net assets resulting from operations	(573,908)	(264,511)

Distributions to shareholders from:
Net investment income
A-Class	—	(3,504)
C-Class	—	(3,120)
P-Class*	—	(7,993)
Institutional Class	—	(7,317)
Net realized gains
A-Class	—	(66,854)
C-Class	—	(59,527)
P-Class*	—	(152,483)
Institutional Class	—	(139,593)
Total distributions to shareholders	—	(440,391)

Capital share transactions:
Proceeds from sale of shares
A-Class	117,262	2,380,986
C-Class	13,938	524,109
P-Class*	426,052	2,315,469
Institutional Class	1,407,586	3,241,410
Distributions reinvested
A-Class	—	58,305
C-Class	—	61,687
P-Class*	—	157,641
Institutional Class	—	146,099
Cost of shares redeemed
A-Class	(468,697)	(5,215,772)
C-Class	(229,741)	(517,330)
P-Class*	(1,116,195)	(5,658,844)
Institutional Class	(994,495)	(465,399)
Net decrease from capital share transactions	(844,290)	(2,971,639)
Net decrease in net assets	(1,418,198)	(3,676,541)

Net assets:
Beginning of period	9,664,454	13,340,995
End of period	$8,246,256	$9,664,454
Undistributed net investment income at end of period	$117,062	$121,207

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Capital share activity:
Shares sold
A-Class	4,390	85,090
C-Class	548	19,302
P-Class*	15,852	83,244
Institutional Class	52,461	115,101
Shares issued from reinvestment of distributions
A-Class	—	2,286
C-Class	—	2,515
P-Class*	—	6,180
Institutional Class	—	5,658
Shares redeemed
A-Class	(17,645)	(187,661)
C-Class	(9,046)	(19,532)
P-Class*	(42,743)	(205,278)
Institutional Class	(37,314)	(16,890)
Net decrease in shares	(33,497)	(109,985)

*	H-Class shares redesignated as P-Class shares effective following the close of business on April 30, 2015 — See Note 14.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Period Ended March 31, 2011[b]
Per Share Data
Net asset value, beginning of period	$26.82	$28.42	$27.56	$25.37	$26.86	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.01)	(.31)	(.49)	(.21)	(.37)	(.33)
Net gain (loss) on investments (realized and unrealized)	(1.63)	(.09)	3.09	2.40	(.36)	4.27
Total from investment operations	(1.64)	(.40)	2.60	2.19	(.73)	3.94
Less distributions from:
Net investment income	—	(.06)	—	—	—	—
Net realized gains	—	(1.14)	(1.74)	—	(.76)	(2.08)
Total distributions	—	(1.20)	(1.74)	—	(.76)	(2.08)
Net asset value, end of period	$25.18	$26.82	$28.42	$27.56	$25.37	$26.86

Total Return[d]	(6.11%)	(1.18%)	9.58%	8.63%	(2.60%)	16.24%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$953	$1,371	$4,303	$2,080	$2,595	$11,591
Ratios to average net assets:
Net investment income (loss)	(0.08%)	(1.10%)	(1.73%)	(0.80%)	(1.43%)	(1.65%)
Total expenses[e]	1.98%	2.01%	2.02%	2.03%	1.93%	2.03%
Net expenses[f]	1.89%	1.90%	1.90%	1.91%	1.85%	1.89%
Portfolio turnover rate	21%	107%	161%	228%	513%	—

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Period Ended March 31, 2011[b]
Per Share Data
Net asset value, beginning of period	$25.74	$27.53	$26.95	$24.99	$26.67	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.11)	(.45)	(.67)	(.43)	(.52)	(.48)
Net gain (loss) on investments (realized and unrealized)	(1.55)	(.14)	2.99	2.39	(.40)	4.23
Total from investment operations	(1.66)	(.59)	2.32	1.96	(.92)	3.75
Less distributions from:
Net investment income	—	(.06)	—	—	—	—
Net realized gains	—	(1.14)	(1.74)	—	(.76)	(2.08)
Total distributions	—	(1.20)	(1.74)	—	(.76)	(2.08)
Net asset value, end of period	$24.08	$25.74	$27.53	$26.95	$24.99	$26.67

Total Return[d]	(6.45%)	(1.92%)	8.74%	7.89%	(3.38%)	15.46%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$946	$1,230	$1,253	$1,038	$1,022	$1,363
Ratios to average net assets:
Net investment income (loss)	(0.84%)	(1.68%)	(2.45%)	(1.67%)	(2.04%)	(2.42%)
Total expenses[e]	2.73%	2.75%	2.77%	2.79%	2.66%	2.79%
Net expenses[f]	2.64%	2.65%	2.65%	2.66%	2.60%	2.65%
Portfolio turnover rate	21%	107%	161%	228%	513%	—

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class*	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Period Ended March 31, 2011[b]
Per Share Data
Net asset value, beginning of period	$26.82	$28.42	$27.57	$25.37	$26.86	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.01)	(.29)	(.49)	(.23)	(.34)	(.33)
Net gain (loss) on investments (realized and unrealized)	(1.63)	(.11)	3.08	2.43	(.39)	4.27
Total from investment operations	(1.64)	(.40)	2.59	2.20	(.73)	3.94
Less distributions from:
Net investment income	—	(.06)	—	—	—	—
Net realized gains	—	(1.14)	(1.74)	—	(.76)	(2.08)
Total distributions	—	(1.20)	(1.74)	—	(.76)	(2.08)
Net asset value, end of period	$25.18	$26.82	$28.42	$27.57	$25.37	$26.86

Total Return[d]	(6.11%)	(1.18%)	9.54%	8.67%	(2.60%)	16.24%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,438	$3,318	$6,809	$6,134	$6,183	$8,886
Ratios to average net assets:
Net investment income (loss)	(0.09%)	(1.05%)	(1.72%)	(0.88%)	(1.33%)	(1.67%)
Total expenses[e]	1.98%	2.01%	2.02%	2.03%	1.91%	2.04%
Net expenses[f]	1.89%	1.90%	1.90%	1.91%	1.85%	1.90%
Portfolio turnover rate	21%	107%	161%	228%	513%	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

EVENT DRIVEN AND DISTRESSED STRATEGIES FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Period Ended March 31, 2011[b]
Per Share Data
Net asset value, beginning of period	$27.17	$28.71	$27.76	$25.49	$26.91	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.02	(.16)	(.42)	(.19)	(.23)	(.27)
Net gain (loss) on investments (realized and unrealized)	(1.64)	(.18)	3.11	2.46	(.43)	4.26
Total from investment operations	(1.62)	(.34)	2.69	2.27	(.66)	3.99
Less distributions from:
Net investment income	—	(.06)	—	—	—	—
Net realized gains	—	(1.14)	(1.74)	—	(.76)	(2.08)
Total distributions	—	(1.20)	(1.74)	—	(.76)	(2.08)
Net asset value, end of period	$25.55	$27.17	$28.71	$27.76	$25.49	$26.91

Total Return[d]	(5.96%)	(0.96%)	9.84%	8.91%	(2.34%)	16.45%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,908	$3,746	$975	$891	$329	$59
Ratios to average net assets:
Net investment income (loss)	0.13%	(0.57%)	(1.46%)	(0.70%)	(0.90%)	(1.42%)
Total expenses[e]	1.73%	1.75%	1.77%	1.80%	1.61%	1.79%
Net expenses[f]	1.64%	1.65%	1.65%	1.67%	1.58%	1.65%
Portfolio turnover rate	21%	107%	161%	228%	513%	—

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers.
*	H-Class shares redesignated as P-Class shares effective following the close of business on April 30, 2015 — See Note 14.

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2015

EMERGING MARKETS 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the BNY Mellon Emerging Markets 50 ADR Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	October 29, 2010
C-Class	October 29, 2010
H-Class	October 29, 2010

Ten Largest Holdings (% of Total Net Assets)
Taiwan Semiconductor Manufacturing Company Ltd. ADR	4.0%
Alibaba Group Holding Ltd. ADR	3.4%
China Mobile Ltd. ADR	3.4%
Infosys Ltd. ADR	2.0%
Baidu, Inc. ADR	2.0%
America Movil SAB de CV — Class L ADR	1.4%
China Life Insurance Company Ltd. ADR	1.3%
HDFC Bank Ltd. ADR	1.3%
JD.com, Inc. ADR	1.2%
Ambev S.A. ADR	1.1%
Top Ten Total	21.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

COUNTRY DIVERSIFICATION

At September 30, 2015, the investment diversification of the Fund by country was as follows:

Country	% of Common Stocks	Value
China	31%	$329,488
Brazil	14%	154,371
Taiwan, Province of China	14%	145,827
India	12%	129,701
Hong Kong	9%	102,543
Republic of Korea	8%	87,995
Mexico	8%	85,396
Other	4%	43,211
Total Common Stocks	100%	$1,078,532

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
EMERGING MARKETS 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 39.4%

Communications - 15.4%
Alibaba Group Holding Ltd. ADR*	1,580	$93,172
China Mobile Ltd. ADR	1,550	92,226
Baidu, Inc. ADR*	389	53,452
America Movil SAB de CV — Class L ADR	2,388	39,522
JD.com, Inc. ADR*	1,227	31,976
Chunghwa Telecom Company Ltd. ADR	535	16,168
Grupo Televisa SAB ADR	616	16,028
Ctrip.com International Ltd. ADR*	200	12,636
Telekomunikasi Indonesia Persero Tbk PT ADR	348	12,406
SK Telecom Company Ltd. ADR	501	12,224
China Unicom Hong Kong Ltd. ADR	808	10,318
China Telecom Corporation Ltd. ADR	195	9,469
Vipshop Holdings Ltd. ADR*	435	7,308
Qihoo 360 Technology Company Ltd. ADR*	138	6,601
Telefonica Brasil S.A. ADR	661	6,035
Total Communications		419,541

Technology - 7.5%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	5,254	109,020
Infosys Ltd. ADR	2,811	53,662
NetEase, Inc. ADR	103	12,372
Wipro Ltd. ADR	826	10,152
Advanced Semiconductor Engineering, Inc. ADR	1,768	9,706
Siliconware Precision Industries Company Ltd. ADR	877	5,512
United Microelectronics Corp. ADR	3,346	5,421
Total Technology		205,845

Financial - 6.4%
China Life Insurance Company Ltd. ADR	2,095	36,411
HDFC Bank Ltd. ADR	576	35,188
Itau Unibanco Holding S.A. ADR	4,274	28,294
Shinhan Financial Group Company Ltd. ADR	667	23,212
Banco Bradesco S.A. ADR	3,553	19,044
ICICI Bank Ltd. ADR	2,001	16,768
KB Financial Group, Inc. ADR	544	15,988
Total Financial		174,905

Energy - 4.0%
CNOOC Ltd. ADR	226	23,296
China Petroleum & Chemical Corp. ADR	359	22,093
PetroChina Company Ltd. ADR	297	20,701
Sasol Ltd. ADR	714	19,864
Petroleo Brasileiro S.A. Pref ADR*	2,878	10,591
Petroleo Brasileiro S.A. ADR*	2,095	9,113
YPF S.A. ADR	271	4,127
Total Energy		109,785

Consumer, Non-cyclical - 2.6%
Ambev S.A. ADR	6,192	30,340
Fomento Economico Mexicano SAB de CV ADR	186	16,601
BRF S.A. ADR	921	16,385
Dr Reddy’s Laboratories Ltd. ADR	118	7,541
Total Consumer, Non-cyclical		70,867

Basic Materials - 1.6%
POSCO ADR	452	15,829
Ultrapar Participacoes S.A. ADR	611	10,216
Vale S.A. Pref ADR	2,853	9,557
Vale S.A. ADR	2,128	8,938
Total Basic Materials		44,540

Industrial - 0.9%
Cemex SAB de CV ADR*	1,895	13,246
LG Display Company Ltd. ADR	624	5,928
Embraer S.A. ADR	229	5,858
Total Industrial		25,032

Utilities - 0.8%
Korea Electric Power Corp. ADR	723	14,814
Enersis S.A. ADR	539	6,813
Total Utilities		21,627

Consumer, Cyclical - 0.2%
Tata Motors Ltd. ADR*	284	6,390

Total Common Stocks
(Cost $1,077,570)		1,078,532

	Face Amount

REPURCHASE AGREEMENTS††,1 - 77.9%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$1,222,798	1,222,798
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	468,047	468,047
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	439,255	439,255
Total Repurchase Agreements
(Cost $2,130,100)		2,130,100

Total Investments - 117.3%
(Cost $3,207,670)		$3,208,632
Other Assets & Liabilities, net - (17.3)%		(473,097)
Total Net Assets - 100.0%		$2,735,535

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2015
EMERGING MARKETS 2x STRATEGY FUND

	Units	Unrealized Gain

OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2015 Bank of New York Mellon Emerging Markets 50 ADR Index Swap, Terminating 10/26/15[2] (Notional Value $4,437,676)	2,499	$158,090

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	Total Return based on Bank of New York Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

EMERGING MARKETS 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments, at value (cost $1,077,570)	$1,078,532
Repurchase agreements, at value (cost $2,130,100)	2,130,100
Total investments (cost $3,207,670)	3,208,632
Segregated cash with broker	1,152,249
Unrealized appreciation on swap agreements	158,090
Cash	255
Receivables:
Fund shares sold	646,217
Swap settlement	109,526
Dividends	2,860
Foreign taxes reclaim	147
Interest	2
Total assets	5,277,978

Liabilities:
Payable for:
Fund shares redeemed	2,536,563
Management fees	2,426
Distribution and service fees	904
Transfer agent and administrative fees	674
Portfolio accounting fees	404
Miscellaneous	1,472
Total liabilities	2,542,443
Commitments and contingent liabilities (Note 13)	—
Net assets	$2,735,535

Net assets consist of:
Paid in capital	$18,860,417
Undistributed net investment income	22,606
Accumulated net realized loss on investments	(16,306,540)
Net unrealized appreciation on investments	159,052
Net assets	$2,735,535

A-Class:
Net assets	$247,944
Capital shares outstanding	6,484
Net asset value per share	$38.24
Maximum offering price per share (Net asset value divided by 95.25%)	$40.15

C-Class:
Net assets	$269,819
Capital shares outstanding	7,222
Net asset value per share	$37.36

H-Class:
Net assets	$2,217,772
Capital shares outstanding	57,959
Net asset value per share	$38.26

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends (net of foreign withholding tax of $6,538)	$85,246
Income from securities lending, net	957
Interest	503
Total investment income	86,706

Expenses:
Management fees	59,996
Transfer agent and administrative fees	16,666
Distribution and service fees:
A-Class	993
C-Class	3,654
H-Class	14,761
Portfolio accounting fees	10,000
Registration fees	8,011
Custodian fees	806
Trustees’ fees*	562
Line of credit fees	61
Miscellaneous	1,800
Total expenses	117,310
Net investment loss	(30,604)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,446,519)
Swap agreements	(3,133,418)
Futures contracts	(227,284)
Net realized loss	(4,807,221)
Net change in unrealized appreciation (depreciation) on:
Investments	(54,478)
Swap agreements	86,565
Futures contracts	11
Net change in unrealized appreciation (depreciation)	32,098
Net realized and unrealized loss	(4,775,123)
Net decrease in net assets resulting from operations	$(4,805,727)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EMERGING MARKETS 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(30,604)	$76,506
Net realized loss on investments	(4,807,221)	(8,079,092)
Net change in unrealized appreciation (depreciation) on investments	32,098	(353,133)
Net decrease in net assets resulting from operations	(4,805,727)	(8,355,719)

Capital share transactions:
Proceeds from sale of shares
A-Class	28,192,077	34,963,639
C-Class	13,684,609	43,038,252
H-Class	230,933,953	445,957,288
Cost of shares redeemed
A-Class	(28,371,231)	(35,480,152)
C-Class	(14,469,180)	(42,085,644)
H-Class	(226,233,863)	(440,104,061)
Net increase from capital share transactions	3,736,365	6,289,322
Net decrease in net assets	(1,069,362)	(2,066,397)

Net assets:
Beginning of period	3,804,897	5,871,294
End of period	$2,735,535	$3,804,897
Undistributed net investment income at end of period	$22,606	$53,210

Capital share activity:
Shares sold
A-Class	477,199	525,431
C-Class	233,908	596,138
H-Class	3,918,531	6,042,313
Shares redeemed
A-Class	(477,022)	(530,350)
C-Class	(248,368)	(580,699)
H-Class	(3,895,816)	(6,078,169)
Net increase (decrease) in shares	8,432	(25,336)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[g]	Year Ended March 28, 2013[g]	Year Ended March 31, 2012[g]	Period Ended March 31, 2011[b,g]
Per Share Data
Net asset value, beginning of period	$60.50	$66.27	$73.59	$87.40	$134.76	$125.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.11	(.37)	(.54)	(.35)	(—)[f]	(.65)
Net gain (loss) on investments (realized and unrealized)	(22.37)	(5.40)	(6.78)	(13.46)	(41.76)	10.41
Total from investment operations	(22.26)	(5.77)	(7.32)	(13.81)	(41.76)	9.76
Less distributions from:
Net realized gains	—	—	—	—	(5.60)	—
Total distributions	—	—	—	—	(5.60)	—
Net asset value, end of period	$38.24	$60.50	$66.27	$73.59	$87.40	$134.76

Total Return[d]	(36.78%)	(8.72%)	(9.96%)	(15.79%)	(30.00%)	7.80%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$248	$382	$744	$106	$363	$992
Ratios to average net assets:
Net investment income (loss)	0.37%	(0.53%)	(0.82%)	(0.51%)	(0.01%)	(1.42%)
Total expenses	1.73%	1.75%	1.81%	1.88%	1.77%	1.85%
Net expenses[e]	1.73%	1.75%	1.76%	1.75%	1.69%	1.73%
Portfolio turnover rate	2,423%	1,085%	1,412%	730%	883%	58%

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[g]	Year Ended March 28, 2013[g]	Year Ended March 31, 2012[g]	Period Ended March 31, 2011[b,g]
Per Share Data
Net asset value, beginning of period	$59.37	$65.46	$72.92	$87.31	$134.13	$125.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.33)	(.73)	(1.04)	(1.25)	(.90)	(1.55)
Net gain (loss) on investments (realized and unrealized)	(21.68)	(5.36)	(6.42)	(13.14)	(40.32)	10.68
Total from investment operations	(22.01)	(6.09)	(7.46)	(14.39)	(41.22)	9.13
Less distributions from:
Net realized gains	—	—	—	—	(5.60)	—
Total distributions	—	—	—	—	(5.60)	—
Net asset value, end of period	$37.36	$59.37	$65.46	$72.92	$87.31	$134.13

Total Return[d]	(37.06%)	(9.32%)	(10.21%)	(16.49%)	(29.75%)	7.32%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$270	$1,287	$409	$108	$62	$726
Ratios to average net assets:
Net investment income (loss)	(1.07%)	(0.99%)	(1.73%)	(1.61%)	(0.87%)	(1.98%)
Total expenses	2.45%	2.48%	2.66%	2.59%	2.54%	2.60%
Net expenses[e]	2.45%	2.48%	2.61%	2.46%	2.46%	2.49%
Portfolio turnover rate	2,423%	1,085%	1,412%	730%	883%	58%

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014[g]	Year Ended March 28, 2013[g]	Year Ended March 31, 2012[g]	Period Ended March 31, 2011[b,g]
Per Share Data
Net asset value, beginning of period	$60.61	$66.37	$73.87	$87.74	$134.69	$125.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.15)	.20	(.34)	(.35)	(.35)	(.55)
Net gain (loss) on investments (realized and unrealized)	(22.20)	(5.96)	(7.16)	(13.52)	(41.00)	10.24
Total from investment operations	(22.35)	(5.76)	(7.50)	(13.87)	(41.35)	9.69
Less distributions from:
Net realized gains	—	—	—	—	(5.60)	—
Total distributions	—	—	—	—	(5.60)	—
Net asset value, end of period	$38.26	$60.61	$66.37	$73.87	$87.74	$134.69

Total Return[d]	(36.84%)	(8.71%)	(10.19%)	(15.78%)	(29.70%)	7.76%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,218	$2,136	$4,719	$2,087	$4,713	$3,705
Ratios to average net assets:
Net investment income (loss)	(0.48%)	0.25%	(0.51%)	(0.49%)	(0.37%)	(1.05%)
Total expenses	1.72%	1.75%	1.80%	1.83%	1.77%	1.85%
Net expenses[e]	1.72%	1.75%	1.74%	1.69%	1.69%	1.74%
Portfolio turnover rate	2,423%	1,085%	1,412%	730%	883%	58%

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: October 29, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Net investment income (loss) is less than $0.01 per share.
[g]

Reverse share split — Per share amounts for the periods presented through February 21, 2014 have been restated to reflect a 1:5 reverse share split effective February 21, 2014. See Note 12 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

FUND PROFILE (Unaudited)	September 30, 2015

INVERSE EMERGING MARKETS 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the BNY Mellon Emerging Markets 50 ADR Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	October 29, 2010
C-Class	October 29, 2010
H-Class	October 29, 2010

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
INVERSE EMERGING MARKETS 2x STRATEGY FUND

	Face Amount	Value

REPURCHASE AGREEMENTS††,1 - 76.4%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$29,546,056	$29,546,056
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	11,309,259	11,309,259
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	10,613,582	10,613,582
Total Repurchase Agreements
(Cost $51,468,897)		51,468,897

Total Investments - 76.4%
(Cost $51,468,897)		$51,468,897
Other Assets & Liabilities, net - 23.6%		15,879,830
Total Net Assets - 100.0%		$67,348,727

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2015 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $6,520,800)	165	$159,364

Units

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International October 2015 Bank of New York Mellon Emerging Markets 50 ADR Index Swap, Terminating 10/26/15[2] (Notional Value $128,074,766)	72,120	$(4,570,113)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	Total Return based on Bank of New York Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate.
ADR — American Depositary Receipt.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

INVERSE EMERGING MARKETS 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Repurchase agreements, at value (cost $51,468,897)	51,468,897
Segregated cash with broker	22,088,121
Receivables:
Fund shares sold	60,711
Interest	54
Total assets	73,617,783

Liabilities:
Unrealized depreciation on swap agreements	4,570,113
Payable for:
Fund shares redeemed	874,199
Swap settlement	546,979
Variation margin	191,424
Management fees	43,547
Distribution and service fees	13,033
Transfer agent and administrative fees	12,096
Portfolio accounting fees	7,258
Miscellaneous	10,407
Total liabilities	6,269,056
Commitments and contingent liabilities (Note 13)	—
Net assets	$67,348,727

Net assets consist of:
Paid in capital	$77,785,880
Accumulated net investment loss	(225,451)
Accumulated net realized loss on investments	(5,800,953)
Net unrealized depreciation on investments	(4,410,749)
Net assets	$67,348,727

A-Class:
Net assets	$390,349
Capital shares outstanding	16,827
Net asset value per share	$23.20
Maximum offering price per share (Net asset value divided by 95.25%)	$24.36

C-Class:
Net assets	$676,153
Capital shares outstanding	28,459
Net asset value per share	$23.76

H-Class:
Net assets	$66,282,225
Capital shares outstanding	2,881,984
Net asset value per share	$23.00

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Interest	$1,993
Total investment income	1,993

Expenses:
Management fees	61,178
Transfer agent and administrative fees	16,994
Distribution and service fees:
A-Class	174
C-Class	4,247
H-Class	15,760
Portfolio accounting fees	10,197
Custodian fees	821
Trustees’ fees*	315
Miscellaneous	11,196
Total expenses	120,882
Net investment loss	(118,889)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	7,230,226
Futures contracts	(831,660)
Net realized gain	6,398,566
Net change in unrealized appreciation (depreciation) on:
Swap agreements	(4,094,307)
Futures contracts	266,271
Net change in unrealized appreciation (depreciation)	(3,828,036)
Net realized and unrealized gain	2,570,530
Net increase in net assets resulting from operations	$2,451,641

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE EMERGING MARKETS 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(118,889)	$(211,160)
Net realized gain (loss) on investments	6,398,566	(6,625,291)
Net change in unrealized appreciation (depreciation) on investments	(3,828,036)	74,346
Net increase (decrease) in net assets resulting from operations	2,451,641	(6,762,105)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,675,886	11,215,785
C-Class	18,998,117	33,937,543
H-Class	122,848,029	297,810,126
Cost of shares redeemed
A-Class	(1,384,776)	(15,735,897)
C-Class	(18,726,813)	(34,133,165)
H-Class	(81,768,452)	(274,012,457)
Net increase from capital share transactions	41,641,991	19,081,935
Net increase in net assets	44,093,632	12,319,830

Net assets:
Beginning of period	23,255,095	10,935,265
End of period	$67,348,727	$23,255,095
Accumulated net investment loss at end of period	$(225,451)	$(106,562)

Capital share activity:
Shares sold
A-Class	101,426	737,908
C-Class	1,045,675	2,098,236
H-Class	6,068,607	18,525,000
Shares redeemed
A-Class	(88,272)	(999,205)
C-Class	(1,023,106)	(2,106,091)
H-Class	(4,561,111)	(17,467,759)
Net increase in shares	1,543,219	788,089

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

INVERSE EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Period Ended March 31, 2011[b]
Per Share Data
Net asset value, beginning of period	$16.87	$18.34	$19.23	$19.29	$21.15	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.16)	(.29)	(.35)	(.33)	(.39)	(.16)
Net gain (loss) on investments (realized and unrealized)	6.49	(1.18)	(.54)	.27	(1.47)	(3.69)
Total from investment operations	6.33	(1.47)	(.89)	(.06)	(1.86)	(3.85)
Net asset value, end of period	$23.20	$16.87	$18.34	$19.23	$19.29	$21.15

Total Return[d]	37.44%	(7.96%)	(4.63%)	(0.26%)	(8.84%)	(15.40%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$390	$62	$4,859	$258	$8	$34
Ratios to average net assets:
Net investment income (loss)	(1.68%)	(1.74%)	(1.74%)	(1.60%)	(1.66%)	(1.61%)
Total expenses	1.71%	1.75%	1.78%	1.85%	1.78%	1.85%
Net expenses[e]	1.71%	1.75%	1.75%	1.71%	1.69%	1.73%
Portfolio turnover rate	—	—	—	—	—	—

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Period Ended March 31, 2011[b]
Per Share Data
Net asset value, beginning of period	$17.37	$19.03	$20.07	$20.25	$21.33	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.22)	(.39)	(.52)	(.49)	(.55)	(.25)
Net gain (loss) on investments (realized and unrealized)	6.61	(1.27)	(.52)	.31	(.53)	(3.42)
Total from investment operations	6.39	(1.66)	(1.04)	(.18)	(1.08)	(3.67)
Net asset value, end of period	$23.76	$17.37	$19.03	$20.07	$20.25	$21.33

Total Return[d]	36.87%	(8.78%)	(5.23%)	(0.84%)	(5.06%)[f]	(14.68%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$676	$102	$262	$115	$1,261	$15
Ratios to average net assets:
Net investment income (loss)	(2.44%)	(2.47%)	(2.44%)	(2.41%)	(2.41%)	(2.37%)
Total expenses	2.47%	2.48%	2.48%	2.65%	2.53%	2.57%
Net expenses[e]	2.47%	2.48%	2.46%	2.51%	2.44%	2.46%
Portfolio turnover rate	—	—	—	—	—	—

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 28, 2013	Year Ended March 31, 2012	Period Ended March 31, 2011[b]
Per Share Data
Net asset value, beginning of period	$16.80	$18.33	$19.22	$19.29	$21.15	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.18)	(.28)	(.35)	(.33)	(.38)	(.16)
Net gain (loss) on investments (realized and unrealized)	6.38	(1.25)	(.54)	.26	(1.48)	(3.69)
Total from investment operations	6.20	(1.53)	(.89)	(.07)	(1.86)	(3.85)
Net asset value, end of period	$23.00	$16.80	$18.33	$19.22	$19.29	$21.15

Total Return[d]	36.90%	(8.35%)	(4.63%)	(0.36%)	(8.79%)	(15.40%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$66,282	$23,091	$5,815	$1,942	$2,215	$2,892
Ratios to average net assets:
Net investment income (loss)	(1.70%)	(1.71%)	(1.74%)	(1.56%)	(1.67%)	(1.63%)
Total expenses	1.73%	1.73%	1.78%	1.82%	1.79%	1.85%
Net expenses[e]	1.73%	1.73%	1.76%	1.68%	1.70%	1.74%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: October 29, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]

Generally, the performance of the Fund’s C-Class shares will underperform the Fund’s H-Class shares and A-Class shares due to the C-Class shares’ higher expense ratio. However, the performance of the Fund’s C-Class shares is greater than that of the H-Class shares and A-Class shares due to the impact large redemptions of C-Class shares had on the expense accruals for C-Class shares. The effect of the expense accruals on the performance of the C-Class shares of the Fund was magnified by the small asset base of the C-Class shares.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

FUND PROFILE (Unaudited)	September 30, 2015

EMERGING MARKETS BOND STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of the emerging markets bond market as defined by the Adviser.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	October 8, 2013
C-Class	October 8, 2013
H-Class	October 8, 2013

The Fund invests principally in derivative instruments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
PowerShares Emerging Markets Sovereign Debt Portfolio	9.3%
iShares JP Morgan USD Emerging Markets Bond ETF	9.2%
Total	18.5%

“Largest Holdings” exclude any temporary cash or derivative investments.

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2015
EMERGING MARKETS BOND STRATEGY FUND

	Shares	Value

EXCHANGE-TRADED FUNDS† - 18.5%
PowerShares Emerging Markets Sovereign Debt Portfolio	716	$19,640
iShares JP Morgan USD Emerging Markets Bond ETF	183	19,471
Total Exchange-Traded Funds
(Cost $39,954)		39,111

	Face Amount

REPURCHASE AGREEMENTS††,1 - 46.7%
HSBC Group issued 09/30/15 at 0.04% due 10/01/15	$56,767	56,767
Royal Bank of Canada issued 09/30/15 at 0.03% due 10/01/15	21,729	21,729
UMB Financial Corp. issued 09/30/15 at 0.04% due 10/01/15	20,392	20,392
Total Repurchase Agreements
(Cost $98,888)		98,888

Total Investments - 65.2%
(Cost $138,842)		$137,999
Other Assets & Liabilities, net - 34.8%		73,680
Total Net Assets - 100.0%		$211,680

	Contracts	Unrealized Gain (Loss)

INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2015 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $128,766)	1	$1,405
December 2015 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $120,531)	1	(17)
(Total Aggregate Value of Contracts $249,297)		$1,388

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENT PROTECTION SOLD††,2
Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Received	Unrealized Depreciation
CDX.EM-24 Index	Barclays Bank plc	1.00%	12/20/20	$350,000	$(304,593)	$(40,025)	$(5,382)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	Credit Default Swaps — See Note 2.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

EMERGING MARKETS BOND STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

Assets:
Investments, at value (cost $39,954)	$39,111
Repurchase agreements, at value (cost $98,888)	98,888
Total investments (cost $138,842)	137,999
Segregated cash with broker	76,474
Receivables:
Securities sold	42,723
Interest	97
Total assets	257,293

Liabilities:
Unamortized upfront premiums received on credit default swaps	40,025
Unrealized depreciation on swap agreements	5,382
Payable for:
Management fees	141
Distribution and service fees	69
Variation margin	64
Transfer agent and administrative fees	47
Portfolio accounting fees	29
Miscellaneous	(144)
Total liabilities	45,613
Commitments and contingent liabilities (Note 13)	—
Net assets	$211,680

Net assets consist of:
Paid in capital	$702,879
Undistributed net investment income	3,272
Accumulated net realized loss on investments	(489,634)
Net unrealized depreciation on investments	(4,837)
Net assets	$211,680

A-Class:
Net assets	$46,277
Capital shares outstanding	2,349
Net asset value per share	$19.70
Maximum offering price per share (Net asset value divided by 95.25%)	$20.68

C-Class:
Net assets	$40,629
Capital shares outstanding	2,100
Net asset value per share	$19.35

H-Class:
Net assets	$124,774
Capital shares outstanding	6,360
Net asset value per share	$19.62

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2015

Investment Income:
Dividends	$759
Interest	48
Total investment income	807

Expenses:
Management fees	1,244
Transfer agent and administrative fees	415
Distribution and service fees:
A-Class	49
C-Class	165
H-Class	327
Portfolio accounting fees	250
Registration fees	608
Professional fees	297
Trustees’ fees*	35
Custodian fees	19
Miscellaneous	(763)
Total expenses	2,646
Net investment loss	(1,839)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,466)
Swap agreements	(5,673)
Futures contracts	(2,559)
Net realized loss	(9,698)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,433)
Swap agreements	(4,510)
Futures contracts	594
Net change in unrealized appreciation (depreciation)	(5,349)
Net realized and unrealized loss	(15,047)
Net decrease in net assets resulting from operations	$(16,886)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EMERGING MARKETS BOND STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,839)	$(78,087)
Net realized loss on investments	(9,698)	(201,722)
Net change in unrealized appreciation (depreciation) on investments	(5,349)	(39,251)
Net decrease in net assets resulting from operations	(16,886)	(319,060)

Distributions to shareholders from:
Net investment income
A-Class	—	(7,457)
C-Class	—	(2,377)
H-Class	—	(181,291)
Total distributions to shareholders	—	(191,125)

Capital share transactions:
Proceeds from sale of shares
A-Class	15,320	18,252,568
C-Class	17,553	1,144,653
H-Class	846,778	3,651,528
Distributions reinvested
A-Class	—	6,103
C-Class	—	2,377
H-Class	—	33,679
Cost of shares redeemed
A-Class	(6,301)	(18,413,103)
C-Class	(8,976)	(1,123,838)
H-Class	(861,383)	(8,907,076)
Net increase (decrease) from capital share transactions	2,991	(5,353,109)
Net decrease in net assets	(13,895)	(5,863,294)

Net assets:
Beginning of period	225,575	6,088,869
End of period	$211,680	$225,575
Undistributed net investment income at end of period	$3,272	$5,111

Capital share activity:
Shares sold
A-Class	751	689,810
C-Class	870	44,326
H-Class	41,201	149,092
Shares issued from reinvestment of distributions
A-Class	—	297
C-Class	—	117
H-Class	—	1,645
Shares redeemed
A-Class	(304)	(708,041)
C-Class	(440)	(43,173)
H-Class	(42,395)	(364,753)
Net decrease in shares	(317)	(230,680)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

EMERGING MARKETS BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Period Ended March 31, 2014[b]
Per Share Data
Net asset value, beginning of period	$20.38	$25.17	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.11)	(.36)	(.21)
Net gain (loss) on investments (realized and unrealized)	(.57)	(.94)	.38
Total from investment operations	(.68)	(1.30)	.17
Less distributions from:
Net investment income	—	(3.49)	—
Total distributions	—	(3.49)	—
Net asset value, end of period	$19.70	$20.38	$25.17

Total Return[e]	(3.34%)	(5.31%)	0.72%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$46	$39	$499
Ratios to average net assets:
Net investment income (loss)	(1.04%)	(1.50%)	(1.78%)
Total expenses[d]	1.53%	1.71%	1.83%
Portfolio turnover rate	210%	655%	—

C-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Period Ended March 31, 2014[b]
Per Share Data
Net asset value, beginning of period	$20.08	$25.09	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.18)	(.45)	(.28)
Net gain (loss) on investments (realized and unrealized)	(.55)	(1.07)	.37
Total from investment operations	(.73)	(1.52)	.09
Less distributions from:
Net investment income	—	(3.49)	—
Total distributions	—	(3.49)	—
Net asset value, end of period	$19.35	$20.08	$25.09

Total Return[e]	(3.68%)	(6.19%)	0.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$41	$34	$10
Ratios to average net assets:
Net investment income (loss)	(1.81%)	(1.85%)	(2.34%)
Total expenses[d]	2.29%	2.24%	2.39%
Portfolio turnover rate	210%	655%	—

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EMERGING MARKETS BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2015[a]	Year Ended March 31, 2015	Period Ended March 31, 2014[b]
Per Share Data
Net asset value, beginning of period	$20.29	$25.18	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.11)	(.39)	(.19)
Net gain (loss) on investments (realized and unrealized)	(.56)	(1.01)	.37
Total from investment operations	(.67)	(1.40)	.18
Less distributions from:
Net investment income	—	(3.49)	—
Total distributions	—	(3.49)	—
Net asset value, end of period	$19.62	$20.29	$25.18

Total Return[e]	(3.30%)	(5.74%)	0.80%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$125	$153	$5,580
Ratios to average net assets:
Net investment income (loss)	(1.03%)	(1.64%)	(1.62%)
Total expenses[d]	1.52%	1.74%	1.64%
Portfolio turnover rate	210%	655%	—

[a]	Unaudited figures for the period ended September 30, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: October 8, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Total return does not reflect the impact of any applicable sales charge and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each fund separately.

The Trust offers a combination of eight separate classes of shares: Investor Class shares, Advisor Class shares, A-Class shares, C-Class shares, H-Class shares, P-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. At September 30, 2015, the Trust consisted of fifty-two funds.

This report covers the Long Short Equity Fund, Event Driven and Distressed Strategies Fund, Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund and Emerging Markets Bond Strategy Fund (the “Funds”), each a non-diversifed investment company. Only A-Class, C-Class, H-Class, P-Class and Institutional Class shares had been issued by the Funds.

The International Equity Funds and Fixed Income Fund are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Funds is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. for the Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund and Emerging Markets Bond Strategy Fund. All other Funds in this report will price at the afternoon NAV. The NAV is calculated using the current market value of each Fund’s total assets as of the respective time of calculation. These financial statements are based on the September 30, 2015, afternoon NAV.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

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Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of OTC swap agreements and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the

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investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

C. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

Credit default swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Upfront payments received or made by a Fund on credit default swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

E. The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

F. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

G. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

H. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have

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been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

I. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

J. Under the Funds’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of its investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For those Funds whose investment strategy consistently involves applying leverage, the value of the Funds’ shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Funds’ use of leverage, through borrowings or instruments such as derivatives, may cause the Funds to be more volatile and riskier than if they had not been leveraged.

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The following Funds utilized derivatives for the following purposes:

Fund	Index Exposure	Liquidity	Leverage
Long Short Equity Fund	—	x	—
Event Driven and Distressed Strategies Fund	x	x	—
Emerging Markets 2x Strategy Fund	x	x	x
Inverse Emerging Markets 2x Strategy Fund	x	x	x
Emerging Markets Bond Strategy Fund	x	x	—

The following table represents the average notional amount of derivative instruments outstanding (excluding any non-derivative positions) on a quarterly basis:

	Average Notional
Fund	Long	Short
Long Short Equity Fund	$256,344	$128,250
Event Driven and Distressed Strategies Fund*	12,523,980	—
Emerging Markets 2x Strategy Fund	13,094,614	—
Inverse Emerging Markets 2x Strategy Fund	—	90,519,507
Emerging Markets Bond Strategy Fund*	323,774	—

*

These Funds utilize a combination of currency and/or financial-linked derivatives to obtain exposure to their benchmarks. The gross long derivative average notional is $17,487,630 and $599,102 for the Event Driven and Distressed Strategies Fund and Emerging Markets Bond Strategy Fund, respectively.

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A Fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. In accordance with their principal investment strategies, the Event Driven and Distressed Strategies Fund and the Emerging Markets Bond Strategy Fund enter into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.

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The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The tables on pages 26 and 47 included in the Schedules of Investments summarizes the information with regard to sold protection on credit default swap contracts as of September 30, 2015.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including: (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2015:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Interest Rate contracts	Variation margin	Variation margin
Equity/Credit contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2015:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Futures Interest Rate Contracts*	Swaps Credit Default Contracts	Total Value at September 30, 2015
Event Driven and Distressed Strategies Fund	$—	$—	$19,999	$—	$19,999
Emerging Markets 2x Strategy Fund	—	158,090	—	—	158,090
Inverse Emerging Markets 2x Strategy Fund	159,364	—	—	—	159,364
Emerging Markets Bond Strategy Fund	—	—	1,405	—	1,405

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Futures Interest Rate Contracts*	Swaps Credit Default Contracts	Total Value at September 30, 2015
Event Driven and Distressed Strategies Fund	$38,202	$42,404	$—	$362	$80,968
Inverse Emerging Markets 2x Strategy Fund	—	4,570,113	—	—	4,570,113
Emerging Markets Bond Strategy Fund	—	—	17	5,382	5,399

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

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The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended September 30, 2015:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest Rate contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Equity/Credit contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended September 30, 2015:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Interest Rate Contracts	Swaps Credit Default Contracts	Total
Long Short Equity Fund	$(30,898)	$—	$—	$—	$(30,898)
Event Driven and Distressed Strategies Fund	(15,350)	(33,254)	48,967	(141,320)	(140,957)
Emerging Markets 2x Strategy Fund	(227,284)	(3,133,418)	—	—	(3,360,702)
Inverse Emerging Markets 2x Strategy Fund	(831,660)	7,230,226	—	—	6,398,566
Emerging Markets Bond Strategy Fund	—	—	(2,559)	(5,673)	(8,232)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Interest Rate Contracts	Swaps Credit Default Contracts	Total
Event Driven and Distressed Strategies Fund	$(61,573)	$(40,364)	$(12,785)	$(17,992)	$(132,714)
Emerging Markets 2x Strategy Fund	11	86,565	—	—	86,576
Inverse Emerging Markets 2x Strategy Fund	266,271	(4,094,307)	—	—	(3,828,036)
Emerging Markets Bond Strategy Fund	—	—	594	(4,510)	(3,916)

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds.

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or

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in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund. Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor’s®, countries or markets with low- to middle income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by GI, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Fund may also be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at their annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Long Short Equity Fund	0.90%
Event Driven and Distressed Strategies Fund	0.90%
Emerging Markets 2x Strategy Fund	0.90%
Inverse Emerging Markets 2x Strategy Fund	0.90%
Emerging Markets Bond Strategy Fund	0.75%

RFS provides transfer agent and administrative services to the Funds for fees calculated at the annualized rate of 0.25% based on the average daily net assets of each Fund.

RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund.

Fund Accounting Fees	(as a % of Net Assets)
Emerging Markets 2x Strategy Fund	0.15%
Inverse Emerging Markets 2x Strategy Fund	0.15%
Emerging Markets Bond Strategy Fund	0.15%
Remaining Funds
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

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RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution Plan applicable to A-Class shares, H-Class shares and P-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

GI has contractually agreed to reduce fees and/or reimburse expenses for the Event Driven and Distressed Strategies Fund to the extent necessary to keep net operating expenses relative to the average daily net assets of A-Class, C-Class, P-Class, and Institutional Class shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividends on securities sold short, and extraordinary expenses) from exceeding 1.90%, 2.65%, 1.90%, and 1.65%, respectively. The total annual fund operating expenses after fee waiver and/or expense reimbursement includes excluded expenses and, thus, from time to time may be higher than 1.90%, 2.65%, 1.90% and 1.65%, respectively. This agreement may be terminated only with the approval of the Fund’s Board of Trustees.

For the period ended September 30, 2015, GFD retained sales charges of $203,762 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

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The following table summarizes the inputs used to value the Funds’ investments at September 30, 2015. See the Schedules of Investments for more details on the classification of securities.

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Long Short Equity Fund	$45,993,339	$—	$4,293,440	$—	$—	$50,286,779
Event Driven and Distressed Strategies Fund	6,811,306	19,999	194,750	—	—	7,026,055
Emerging Markets 2x Strategy Fund	1,078,532	—	2,130,100	158,090	—	3,366,722
Inverse Emerging Markets 2x Strategy Fund	—	159,364	51,468,897	—	—	51,628,261
Emerging Markets Bond Strategy Fund	39,111	1,405	98,888	—	—	139,404

Liabilities
Long Short Equity Fund	$22,025,298	$—	$—	$—	$—	$22,025,298
Event Driven and Distressed Strategies Fund	—	38,202	—	42,766	—	80,968
Inverse Emerging Markets 2x Strategy Fund	—	—	—	4,570,113	—	4,570,113
Emerging Markets Bond Strategy Fund	—	17	—	5,382	—	5,399

*	Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended September 30, 2015, there were no transfers between levels.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2015, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			U.S. Treasury Strips
0.04%			0.00%
Due 10/01/15	$415,000,000	$415,000,461	05/15/40	$877,378,500	$423,300,031

Royal Bank of Canada Capital Markets			U.S. Treasury Note
0.03%			1.75%
Due 10/01/15	158,848,348	158,848,480	05/15/23	161,563,300	162,025,380

UMB Financial Corp.			U.S. Treasury Notes
0.04%			1.00% - 3.25%
Due 10/01/15	149,076,968	149,077,134	09/30/16 - 12/31/16	147,857,500	152,058,562

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while

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the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Portfolio Securities Loaned

During the period ended September 30, 2015, certain Funds lent their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is net of rebates paid to borrowers and earnings on cash collateral investments shared with the lending agent. As of September 30, 2015, all Funds had ceased participation in securities lending.

7. Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Emerging Markets 2x Strategy Fund	Swap equity contracts	$158,090	$—	$158,090	$—	$—	$158,090

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					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Event Driven and Distressed Strategies Fund	Swap equity contracts	$42,404	$—	$42,404	$—	$42,404	$—
Inverse Emerging Markets 2x Strategy Fund	Swap equity contracts	4,570,113	—	4,570,113	—	4,570,113	—

[1]	Exchange-traded futures and centrally cleared swaps are excluded from these reported amounts.

8. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At September 30, 2015, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Long Short Equity Fund	$52,874,426	$1,078,223	$(3,665,870)	$(2,587,647)
Event Driven and Distressed Strategies Fund	7,175,064	49,637	(218,645)	(169,008)
Emerging Markets 2x Strategy Fund	3,584,721	—	(376,089)	(376,089)
Inverse Emerging Markets 2x Strategy Fund	51,468,897	—	—	—
Emerging Markets Bond Strategy Fund	138,842	—	(843)	(843)

9. Securities Transactions

For the period ended September 30, 2015, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Long Short Equity Fund	$32,587,018	$38,478,131
Event Driven and Distressed Strategies Fund	2,686,718	1,378,189
Emerging Markets 2x Strategy Fund	131,478,161	130,317,475
Emerging Markets Bond Strategy Fund	70,730	78,112

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10. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2014 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at http://www.sec.gov/Archives/edgar/data/1601445/000089180414001107/gug60774-ncsr.htm.

Transactions during the period ended September 30, 2015 in which the portfolio company is an “affiliated person” are as follows:

Affiliated issuers by Fund	Value 03/31/15	Additions	Reductions	Value 09/30/15	Shares 09/30/15	Investment Income
Long Short Equity Fund
Guggenheim Strategy Fund I	$—	$14,024	$—	$3,045,942	122,425	$14,023
Guggenheim Strategy Fund II	—	103	—	14,047	565	100
	$—	$14,127	$—	$3,059,989		$14,123
Event Driven and Distressed Strategies Fund
Guggenheim Strategy Fund I	$—	$1,007,703	$—	$2,124,478	85,389	$7,703
Guggenheim Strategy Fund II	—	1,012,522	—	2,133,721	85,864	12,522
	$—	$2,020,225	$—	$4,258,199		$20,225

11. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 12, 2016. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended September 30, 2015. The Funds did not have any borrowings under this agreement at September 30, 2015.

The average daily balances borrowed for the period ended September 30, 2015, were as follows:

Fund	Average Daily Balance
Emerging Markets 2x Strategy Fund	$9,583

12. Reverse Share Split

A reverse share split occurred for the following Fund at the close of business:

Fund	Effective Date	Split Type
Emerging Markets 2x Strategy Fund	February 21, 2014	One-for-Five Reverse Split

The effect of the transaction was to divide the number of outstanding shares of the Fund by the respective split ratio, resulting in a corresponding increase in the NAV. The share transactions presented in the statements of changes in net assets and the per share data in the financial highlights for each of the periods presented through February 21, 2014, have been restated to reflect the reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

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13. Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Series Funds has been named as a defendant in one of the SLCFC actions: Deutsche Bank Trust Co. Americas v. McGurn, No. 11-1510 (S.D.N.Y.). In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

The SLCFC appeals have been fully briefed, and oral argument in front of the U.S. Court of Appeals for the Second Circuit occurred on November 5, 2014. The Court has not yet issued a decision on the appeals.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Series Funds was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust action”).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

On April 7, 2014, the plaintiff filed a Third Amended Complaint. In the related action entitled Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adversary Proceeding No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust action”), the plaintiff also filed a Second Amended Complaint that alleges a claim against the former

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Lyondell shareholders under federal law for intentional fraudulent transfer. A third related action against the former Lyondell shareholders, Weisfelner, as Trustee of the LB Creditor Trust v. Reichman, Adversary Proceeding No. 12-1570 (Bankr. S.D.N.Y.) (the “Reichman action”), is pending as well.

On May 8, 2014, the plaintiff in the Litigation Trust action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 30, 2014, the defendants filed a motion to dismiss these lawsuits. The Court held oral argument on the motion to dismiss and on the motion for class certification on January 14 and January 15, 2015. On September 15, 2015, the Court denied the motion for class certification without prejudice to the plaintiff’s right to file a renewed motion. The Court has not yet issued a decision on the motion to dismiss. Discovery has commenced in these lawsuits.

These lawsuits do not allege any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,725,168; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $2,193,600; Global 130/30 Strategy Fund - $37,920; Hedged Equity Fund - $1,440; and Multi-Hedge Strategies Fund - $1,116,480. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

14. H-Class Shares Redesignated as P-Class Shares

Effective following the close of business on April 30, 2015, (the “Redesignation Date”), all outstanding H-Class shares of the Guggenheim Event Driven and Distressed Strategies Fund and Guggenheim Long Short Equity Fund (collectively, the “Funds”) were redesignated as P-Class shares, and the Funds will no longer offer H-Class shares.

P-Class shares of the Funds are offered primarily through broker/dealers and other financial intermediaries with which Guggenheim Funds Distributors, LLC has an agreement for the use of P-Class shares of the Funds in investment products, programs or accounts. P-Class shares do not have a minimum initial investment amount, subsequent investment amount or a minimum account balance. The Funds reserve the right to modify their minimum investment amount and account balance requirements at any time, with or without prior notice to you.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Board Considerations in Approving the Continuation of the Investment Advisory Agreement

The Board of the Trust, including the Independent Trustees, attended an in-person meeting held on May 18, 2015, called for the purpose of, among other things, the consideration of, and voting on, the approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and the Advisor applicable to each series of the Trust except for the Dow Jones Industrial Average® Fund (each, a “Fund” and, collectively, the “Funds”). The Board unanimously approved the continuation of the Investment Advisory Agreement for an additional one-year period based on the Board’s review of qualitative and quantitative information provided by the Advisor. The Board had previously considered information pertaining to the renewal of the Investment Advisory Agreement at an in-person meeting held on April 28, 2015 (together, with the May 18 meeting, the “Meetings”).

Prior to reaching the conclusion to approve the continuation of the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. In addition, the Board received a memorandum from fund counsel regarding the responsibilities of the Board with respect to the approval of investment advisory agreements and participated in question and answer sessions with representatives of the Advisor. The Trustees also carefully considered information that they had received throughout the year as part of their regular oversight of the Funds. At the Meetings, the Board obtained and reviewed a wide variety of information, including certain comparative information regarding the Funds’ fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds (the “FUSE reports”). The Independent Trustees carefully evaluated this information, met in executive session outside the presence of fund management, and were advised by independent legal counsel with respect to their deliberations.

At the Meetings, the Board, including the Independent Trustees, evaluated a number of factors, including among others: (a) the nature, extent and quality of the Advisor’s investment advisory and other services; (b) the Advisor’s investment management personnel; (c) the Advisor’s operations and financial condition; (d) the Advisor’s brokerage practices (including any soft dollar arrangements) and the variety and complexity of its investment strategies; (e) a comparison of the Funds’ advisory fees to the advisory fees charged to comparable funds or accounts, giving special attention to the existence of economies of scale and the absence of breakpoints in these fees and the Advisor’s rationale for not providing for breakpoints at this point in time; (f) each Fund’s overall fees and operating expenses compared with those of similar

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OTHER INFORMATION (Unaudited)(continued)

funds; (g) the level of the Advisor’s profitability from its Fund-related operations; (h) the Advisor’s compliance processes and systems; (i) the Advisor’s compliance policies and procedures; (j) the Advisor’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with that of similar funds and/or appropriate benchmarks. In its deliberations, the Trustees did not identify any single piece of information that was all-important or controlling, noting that each Trustee could attribute different weights to the various factors considered.

Based on the Board’s deliberations at the Meetings, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Advisor’s fees are reasonable in light of the services that it provides to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreement based upon the following considerations, among others:

●

Nature, Extent and Quality of Services Provided by the Advisor. The Board evaluated, among other things, the Advisor’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of its investment strategies, brokerage practices, and the adequacy of its compliance systems and processes. The Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by the Advisor for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Advisor’s representations to the Board that the Advisor would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and whether these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs. Based on the foregoing, the Trustees determined that the approval of the Investment Advisory Agreement would enable shareholders of the Funds to receive high quality services at a cost that was appropriate and reasonable.

●

Fund Expenses and Performance of the Funds and the Advisor. The Board reviewed statistical information provided by the Advisor regarding the expense ratio components and performance of each Fund. The Advisor engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare reports to help the Board compare the Funds’ fees, expenses, and total return performance with those of a peer group and peer universe of funds selected by FUSE. In the reports, each Fund’s expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses, are compared to those of other funds with shared key characteristics (e.g., asset size, fee structure, sector or industry investment focus) determined by FUSE to comprise a Fund’s applicable peer group. The Board also considered the Advisor’s representation that it found the peer groups compiled by FUSE to be appropriate. The statistical information related to the performance of each Fund included three month and one-, three-, and five-year performance for the Fund compared to that of its peers. Based on the foregoing, the Board determined that the proposed advisory fees paid by the Funds are reasonable in relation to the nature and quality of the services provided by the Advisor.

●

Costs of Services Provided to the Funds and Profits Realized by the Advisor and its Affiliates. The Board reviewed information about the profitability of the Funds to the Advisor based on the advisory fees payable under the current Investment Advisory Agreement for the last calendar year. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to the Advisor, and reviewed the FUSE reports. The Board also reviewed information regarding the direct revenue received by the Advisor and ancillary revenue, if any, received by the Advisor and/or its affiliates in connection with the services provided to the Funds by the Advisor and/or its affiliates. The Board considered information regarding the Advisor’s profit margin as reflected in the Advisor’s profitability analysis, as well as information provided by the Advisor concerning the methodology used to allocate various expenses among the individual Funds in determining the Advisor’s profitability. Based on the foregoing, the Board determined that the profit to the Advisor on the fees paid by the Funds is not excessive in view of the nature and quality of the services provided by the Advisor.

●

Economies of Scale. The Board considered the absence of breakpoints in the Advisor’s fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in the Funds’ asset levels. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex often increase and decrease significantly due to the unlimited trading that is permitted among

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OTHER INFORMATION (Unaudited)(concluded)

most of the Funds in the complex, the Board concluded that the Funds have not yet achieved sufficient asset levels to realize meaningful economies of scale. The Board noted that it intends to continue to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

●

Other Benefits to the Advisor and/or its Affiliates. In addition to evaluating the Advisor’s services, the Board considered the nature and amount of other benefits to be received by the Advisor and its affiliates as a result of their relationship with the Fund, including any soft dollar usage by the Advisor and any intangible benefits. In particular, the Board considered the nature, extent, quality, and cost of certain administrative, distribution, and shareholder services performed by the Advisor’s affiliates under separate agreements and the Distribution and Shareholders Services Plan pursuant to Rule 12b-1 of the 1940 Act. In light of the costs of providing services pursuant to the separate agreements as well as the Advisor’s and its affiliates’ commitment to the Funds, the Board concluded the ancillary benefits the Advisor and its affiliates received were reasonable.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreement were reasonable, and that approval of the continuation of the Investment Advisory Agreement was in the best interests of the Funds and their shareholders.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	224

Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Corey A. Colehour (1945)	Trustee from 1993 to present; Member of the Audit Committee from 1994 to present; Member of the Governance Committee from 2014 to present; and Member of the Investment and Performance Committee from 2014 to present.	Retired.	133	None.
J. Kenneth Dalton (1941)	Trustee from 1995 to present; Chairman and Member of the Audit Committee from 1997 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	133	Epiphany Funds (4) (2009-present).
John O. Demaret (1940)	Vice Chairman of the Board from 2014 to present (Chairman of the Board from 2006 to 2014); Trustee and Member of the Audit Committee from 1997 to present; Chairman (since 2014) and Member of the Compliance and Risk Oversight Committee from 2010 to present; Chairman and Member of the Investment and Performance Committee from 2014 to present; and Member of the Nominating Committee from 2014 to present.	Retired.	133	None.

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES - concluded
Werner E. Keller (1940)	Chairman of the Board from 2014 to present (Vice Chairman of the Board from 2010 to 2014); Trustee and Member of the Audit Committee from 2005 to present; and Member of the Investment and Performance Committee from 2014 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	133	None.
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit Committee from 2005 to present; Member of the Nominating Committee from 2005 to present; and Member of the Governance Committee from 2007 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	133	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; Chairman and Member of the Nominating Committee from 2004 to present; Chairman and Member of the Governance Committee from 2007 to present; and Member of the Compliance and Risk Oversight Committee from 2014 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	133	None.

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).

Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

Michael P. Byrum (1970)	Vice President (1999-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009-present); Chief Executive Officer & President, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2006-2011).

Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Paul J. Davio (1972)	Assistant Treasurer (2014-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2006-present).

Former: Manager, Mutual Fund Administration, Guggenheim Investments (2003-2006).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

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Item 2.	Code of Ethics.

Not applicable at this time.

Item 3.	Audit Committee Financial Expert.

Not applicable at this time.

Item 4.	Principal Accountant Fees and Services.

Not applicable at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)
The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(2)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	December 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	December 9, 2015

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President and Treasurer

Date	December 9, 2015

*	Print the name and title of each signing officer under his or her signature.